 As Filed with the Securities and Exchange Commission on December 2, 1999
                                        Registration Nos. 333-28755; 811-5626
-----------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.___                                 [ ]
     Post-Effective Amendment No.  7                                [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 75                                             [X]

                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

         1475 Dunwoody Drive, West Chester, PA                19380
         (Address of Depositor' Principal Executive Offices) (Zip Code) 610-425-3400
         (ADDRESS AND TELEPHONE NUMBER OF DEPOSITOR'S PRINCIPAL OFFICES)

Marilyn Talman, Esq.                        COPY TO:
Golden American Life Insurance Company      Stephen E. Roth, Esq.
1475 Dunwoody Drive                         Sutherland Asbill & Brennan LLP
West Chester, PA  19380                     1275 Pennsylvania Avenue, N.W.
(NAME AND ADDRESS OF AGENT FOR SERVICE      Washington, D.C. 20004-2404
  OF PROCESS)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
   As soon as practical after the effective date of the Registration Statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:
     [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ]  on (date) pursuant to paragraph (b) of Rule 485
     [X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
     [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

TITLE OF SECURITIES BEING REGISTERED:
     Deferred Combination Variable and Fixed Annuity Contracts

                           PART A

                      EXPLANATORY NOTE

This Registration Statement contains four separate Profiles and Prospectuses for the GoldenSelect Premium Plus Contract. This Amendment to the Registration Statement contains two forms of both Version A and Version B of the Profile and Prospectus and two forms of Statement of Additional Information.
Version B is a variation of the Version A Profile and Prospectus that contains different underlying portfolios than Version A. In addition, the performance values reflect the selection of the most costly optional benefit rider. The distribution system for the Contracts offered by each version of the Profile and Prospectus is different. Version A contains [twenty-two] portfolios of The GCG Trust, two portfolios of the PIMCO Variable Insurance Trust and one portfolio of the Warburg Pincus Trust. Version B contains five portfolios of The Galaxy VIP Fund in addition to all portfolios offered in Version A. Other than these differences, Version A and Version B are substantially similar.

                           VERSION  A

               PROFILE AND PROSPECTUS SUPPLEMENT
   FOR USE IN STATES WHICH DO NOT PERMIT MARKET VALUE ADJUSTMENTS

               PROFILE AND PROSPECTUS SUPPLEMENT

                      DATED [FEBRUARY 1, 2000.]



                Supplement to the Profile and
           Prospectus dated [FEBRUARY 1, 2000] for
  DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT
                           issued
          by Golden American Life Insurance Company
       (the "GoldenSelect PREMIUM PLUS Prospectuses")

                         __________


  You should keep this supplement with your Profile and Prospectus.







A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by Golden American Life Insurance Company. The
Fixed Interest Division is part of the Golden American
General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General
Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered through an Offering Brochure, dated May 1, 1999. The Fixed
Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. When reading through the GoldenSelect PREMIUM PLUS Prospectus, the Fixed Interest Division should be counted among the various subaccounts available for the allocation of your premiums,in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed
Interest Division in the Offering Brochure. Please read the
Offering Brochure carefully before you invest in the Fixed
Interest Division.

             PROFILE AND PROSPECTUS OF PREMIUM PLUS
                           FORM ONE

ING VARIABLE ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY


                               PROFILE OF
                      GOLDENSELECT PREMIUM PLUS/R/
                   FIXED AND VARIABLE ANNUITY CONTRACT
                           [FEBRUARY 1,] 2000


This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.


1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and Golden American Life Insurance Company. The Contract features a minimum 4% credit to each premium you pay. The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of 25 mutual fund investment portfolios through our Separate Account B and/or (ii) in a fixed account of Golden American with guaranteed interest periods. The 25 mutual fund portfolios are listed on page 3 below. We currently offer guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years in the fixed account. We set the interest rates in the fixed account (which will never be less than 3%) periodically. We may credit a different interest rate for each interest period. The interest you earn in the fixed account as well as your principal is guaranteed by Golden American as long as you do not take your money out before the maturity date for the applicable interest period. If you withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you take out. Generally, the investment portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You may not make any money, and you can even lose the money you invest.

Subject to state availability, you may elect one of three optional riders offering specified benefits featured in the prospectus for the Contract. The three optional benefit riders are listed on page [10] below. The optional benefit riders can provide protection in the event that unfavorable investment performance has lowered your contract value below certain targeted growth. These riders do not guarantee the performance of your investment portfolios. Separate charges are assessed for the optional riders. You should carefully analyze and completely evaluate each rider before you purchase any. Be aware that the benefit provided by any of the riders will be affected by certain later actions you may take - such as withdrawals and transfers. One or more of the riders may not be available to Contracts issued on or before December 31, 1999. To find out about availability, check with our Customer Service Center.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase

                                                        PREMIUM PLUS PROFILE
                                                        PROSPECTUS BEGINS AFTER
                                                        PAGE [9] OF THIS PROFILE
begins on the annuity start date, which is the date you start receiving regular annuity payments from your Contract.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, (6) the type of death benefit, and (7) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

                             ANNUITY OPTIONS

Option 1 Income for a Payments are made for a specified number of fixed period years to you or your beneficiary.
Option 2   Income for    Payments are made for the rest of your life
           life with a   or longer for a specified period such as 10
           period        or 20 years or until the total amount used to
           certain       buy this option has been repaid. This option
                         comes with an added guarantee that payments
                         will continue to your beneficiary for the
                         remainder of such period if you should die
                         during the period.
Option 3   Joint life    Payments are made for your life and the life
           income        of another person (usually your spouse).
Option 4   Annuity plan  Any other annuitization plan that we choose
                         to offer on the annuity start date.

Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $10,000 or more ($1,500 for a qualified Contract) up to and including age 85. You may make additional payments of $500 or more ($250 for a qualified Contract) at any time before you turn 85 during the accumulation phase. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. Each time you make a premium payment, we will add a credit of at least 4% of each premium payment to your contract value. Within 1 year after any credit is added, it may be deducted from your contract value under certain circumstances which are described in the prospectus for the Contract. After 1 year, a credit added to your contract value becomes permanent.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal

                                                        PREMIUM PLUS PROFILE
                                   2
and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

4.   THE INVESTMENT PORTFOLIOS
You can direct your money, and the credit we add, into (1) the fixed account with guaranteed interest periods of 6 months, and 1, 3, 5, 7 and 10 years, and/or (2) into any one or more of the following 25 mutual fund investment portfolios through our Separate Account B. The investment portfolios are described in the prospectuses for the GCG Trust, the PIMCO Variable Insurance Trust and the Warburg Pincus Trust. Keep in mind that while an investment in the fixed account earns a fixed interest rate, an investment in any investment portfolio, depending on market conditions, may cause you to make or lose money. The investment portfolios available under your Contract are:

THE GCG TRUST
    Liquid Asset Series            Large Cap Value Series   Capital Appreciation Series
    Limited Maturity Bond Series   Capital Growth Series    All Cap Series
    Global Fixed Income Series     Growth Series            Small Cap Series
    Total Return Series            Value Equity Series      Real Estate Series
    Investors Series               Research Series          Hard Assets Series
    Equity Income Series           Mid-Cap Growth Series    Managed Global Series
    Fully Managed Series           Strategic Equity Series  Developing World Series
    Rising Dividends Series


THE PIMCO TRUST
    PIMCO High Yield Bond Portfolio
    PIMCO StocksPLUS Growth and Income Portfolio

THE WARBURG PINCUS TRUST
    International Equity Portfolio

5.   EXPENSES
The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts a mortality and expense risk charge, an asset-based administrative charge and an annual contract administrative charge of $40. We deduct the mortality and expense risk charge and the asset-based administrative charges daily directly from your contract value in the investment portfolios. The mortality and expense risk charge (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

                                         STANDARD         ENHANCED DEATH BENEFIT
                                       DEATH BENEFIT    ANNUAL RATCHET  7% SOLUTION
    Mortality & Expense Risk Charge       1.25%              1.40%         1.55%
    Asset-Based Administrative Charge     0.15%              0.15%         0.15%
                                          -----              -----         -----
       Total                              1.40%              1.55%         1.70%

If you choose to purchase one of the optional benefit riders we offer, we will deduct a separate quarterly charge for the rider on each quarterly contract anniversary and pro rata when the rider terminates. We deduct the rider charges directly from your contract value in the investment portfolios; if the value in the investment portfolios is insufficient, rider charges will be deducted from the fixed account and a market value adjustment may apply. The rider charges are as follows:

                                                        PREMIUM PLUS PROFILE
                                  3

 OPTIONAL BENEFIT RIDER CHARGES

  Minimum Guaranteed Accumulation Benefit (MGAB) rider
       Waiting Period           Quarterly Charge
       --------------           ----------------
       10 Year..................0.20% of the MGAB Charge Base *(0.80% annually)
       20 Year..................0.20% of the MGAB Charge Base  (0.80% annually)

  Minimum Guaranteed Income Benefit (MGIB) rider
       MGIB Base Rate           Quarterly Charge
       --------------           ----------------
       0% ......................0.05% of the MGIB Base *(0.20% annually)
       3%.......................0.08% of the MGIB Base  (0.32% annually)
       5%.......................0.10% of the MGIB Base  (0.40% annually)
       6%.......................0.15% of the MGIB Base  (0.60% annually)
       7%.......................0.20% of the MGIB Base  (0.80% annually)

  Minimum Guaranteed Withdrawal Benefit (MGWB) rider
                                Quarterly Charge
                                0.20% of the MGWB Eligible Payment Amount*
                                (0.80% annually)

  *See prospectus for a description.


Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.59% to 1.83% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any year is 10% of your contract value on the date of the withdrawal less any prior withdrawals during that contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.

  COMPLETE YEARS ELAPSED     0    1    2    3    4    5    6    7    8   9+
    SINCE PREMIUM PAYMENT
  SURRENDER CHARGE           8%   8%   8%   8%   7%   6%   5%   3%   1%  0%

                                                        PREMIUM PLUS PROFILE
                                   4

 The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column is divided into two: one part reflects the maximum mortality and expense risk charge, the asset-based administrative charge, the annual contract administrative charge as 0.05%
(based on an average contract value of $80,000), and the highest optional rider charge as [1.18%] in most cases, assuming the rider base is equal to the initial premium and the rider base increases by [7%] each year. (Note, however, for certain portfolios, the rider charge is equal to 0.80% because the base for the rider has no accumulation.) The second part reflects the same insurance charges, but without any rider charges. The "Total Annual Investment Portfolio
Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 1998, except for (i) portfolios that commenced operations during 1998 where the charges have been estimated, and (ii) newly formed portfolios where the charges have been estimated. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.


As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 and received a $40 credit in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year
10. For Years 1 and 10, the examples show the total annual charges assessed during that time and assume that you have elected the 7% Solution Enhanced Death Benefit. For these examples, the premium tax is assumed to be 0%.

                                                        PREMIUM PLUS PROFILE
                                   5

                                                                                    Examples:
                          Total Annual                 Total Annual       Total Charges at the end of:
                        Insurance Charges                Charges            1 Year           10 Years
                        -----------------             -------------     --------------    --------------
                        w/the     w/o     Total       w/the    w/o      w/the    w/o      w/the    w/o
                        Highest   any     Investment  Highest  any      Highest  any      Highest  any
                        Rider     Rider   Portfolio   Rider    Rider    Rider    Rider    Rider    Rider
Investment Portfolio    Charge    Charge  Charges     Charge   Charge   Charge   Charge   Charge   Charge
--------------------    ------    ------  ----------  ------   ------   ------   ------   ------   ------
THE GCG TRUST
Liquid Asset            2.55%     1.75%   0.59%       3.14%    2.34%    $113     $105     $364     $278
Limited Maturity Bond   2.55%     1.75%   0.60%       3.15%    2.35%    $113     $105     $365     $279
Global Fixed Income     2.93%     1.75%   1.60%       4.53%    3.35%    $127     $115     $482     $379
Total Return            2.93%     1.75%   0.97%       3.90%    2.72%    $121     $109     $429     $317
Investors               2.93%     1.75%   1.01%       3.94%    2.76%    $121     $109     $432     $321
Equity Income           2.93%     1.75%   0.98%       3.91%    2.73%    $121     $109     $430     $318
Fully Managed           2.93%     1.75%   0.98%       3.91%    2.73%    $121     $109     $430     $318
Rising Dividends        2.93%     1.75%   0.98%       3.91%    2.73%    $121     $109     $430     $318
Large Cap Value         2.93%     1.75%   1.01%       3.94%    2.76%    $121     $109     $432     $321
Capital Growth          2.93%     1.75%   1.08%       4.01%    2.83%    $122     $110     $438     $328
Growth                  2.93%     1.75%   1.09%       4.02%    2.84%    $122     $110     $439     $329
Value Equity            2.93%     1.75%   0.98%       3.91%    2.73%    $121     $109     $430     $318
Research                2.93%     1.75%   0.94%       3.87%    2.69%    $120     $108     $426     $314
Mid-Cap Growth          2.93%     1.75%   0.95%       3.88%    2.70%    $121     $108     $427     $315
Strategic Equity        2.93%     1.75%   0.99%       3.92%    2.74%    $121     $109     $430     $319
Capital Appreciation    2.93%     1.75%   0.98%       3.91%    2.73%    $121     $109     $430     $318
All Cap                 2.93%     1.75%   1.01%       3.94%    2.76%    $121     $109     $432     $321
Small Cap               2.93%     1.75%   0.99%       3.92%    2.74%    $121     $109     $430     $319
Real Estate             2.93%     1.75%   0.99%       3.92%    2.74%    $121     $109     $430     $319
Hard Assets             2.93%     1.75%   1.00%       3.93%    2.75%    $121     $109     $431     $320
Managed Global          2.93%     1.75%   1.26%       4.19%    3.01%    $124     $112     $454     $346
Developing World        2.93%     1.75%   1.83%       4.76%    3.58%    $130     $117     $501     $400

THE PIMCO TRUST
PIMCO High Yield Bond   2.93%     1.75%   0.75%       3.68%    2.50%    $119     $106     $409     $295
PIMCO StocksPLUS
  Growth and Income     2.93%     1.75%   0.65%       3.58%    2.40%    $117     $105     $400     $285

THE WARBURG PINCUS TRUST
International Equity    2.93%     1.75%   1.33%       4.26%    3.08%    $124     $112     $460     $353


The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios. The 1 Year examples above include an 8% surrender charge. For more detailed information, see the fee table in the prospectus for the Contract.

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

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                                   6

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the taxable earnings withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 8. Withdrawals above the free withdrawal amount may be subject to a surrender charge. We will apply a market value adjustment if you withdraw your money from the fixed account more than 30 days before the applicable maturity date. Income taxes and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio that was in operation for the entire year of 1998. These numbers reflect the deduction of the mortality and expense risk charge (based on the 7% Solution Enhanced Death Benefit), the asset-based administrative charge, the annual contract fee and the maximum optional benefit rider charge on a rider base that accumulates at 7%, but do not reflect deductions for any surrender charges, if any. If surrender charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

                                                        PREMIUM PLUS PROFILE
                                   7

                                                        CALENDAR YEAR
     INVESTMENT PORTFOLIO                                   1998
     Managed by A I M  Capital Management, Inc.
       Capital Appreciation(1)                                 %
       Strategic Equity(2)                                     %
     Managed by T. Rowe Price Associates, Inc.
       Fully Managed                                           %
       Equity Income(2)                                        %
     Managed by Kayne Anderson Investment Management, LLC
       Rising Dividends                                        %
     Managed by EII Realty Securities, Inc.
       Real Estate                                             %
     Managed by Eagle Asset Management, Inc.
       Value Equity                                            %
     Managed by ING Investment Management, LLC
       Limited Maturity Bond                                   %
       Liquid Asset                                            %
     Managed by Alliance Capital Management L.P.
       Capital Growth(2)                                       %
     Managed by Janus Capital Corporation
       Growth(2)                                               %
     Managed by Massachusetts Financial Services Company
       Mid-Cap Growth                                          %
       Total Return                                            %
       Research                                                %
     Managed by Capital Guardian Trust Company
       Small Cap(3)                                            %
     Managed by Baring International Investment Limited
       Global Fixed Income                                     %
       Hard Assets(2)                                          %
     Managed by Credit Suisse Asset Management, LLC
       International Equity                                    %
     _________________
     (1)  Prior to April 1, 1999, a different firm managed the Portfolio.
     (2)  Prior to March 1, 1999, a different firm managed the Portfolio.
     (3)  Prior to February 1, 2000, a different firm managed the Portfolio.

9.   DEATH BENEFIT
You may choose (i) the Standard Death Benefit, (ii) the 7% Solution Enhanced Death Benefit or (iii) the Annual Ratchet Enhanced Death Benefit. The 7% Solution Enhanced Death Benefit is available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 80 years old at the time of purchase. The Annual Ratchet Enhanced Death Benefit is available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The 7% Solution and Annual Ratchet Enhanced Death Benefits may not be available where a Contract is held by joint owners.

The death benefit is payable when the first of the following persons die: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your

                                                        PREMIUM PLUS PROFILE
                                   8
surviving spouse and elects to continue
the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value minus any credits added within 1 year;
     2) the total premium payments made under the Contract after subtracting any withdrawals; or
     3)   the cash surrender value.

Under the 7% SOLUTION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1) the contract value minus any credits added within 1 year prior to death;
     2) the total premium payments made under the Contract after subtracting any withdrawals;
     3)   the cash surrender value; or
     4) the enhanced death benefit minus any credits added within 1 year of death, which we determine as follows: we credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium and the credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, then we subtract any withdrawals (including any market value adjustment applied to such withdrawal) since the preceding day, and then we subtract any associated surrender charges. The maximum enhanced death benefit is 2 times all premium payments and credits added, less an amount to reflect withdrawals.

          Note:     The actual interest rate used for calculating the
               death benefit for the Liquid Asset and Limited Maturity Bond investment portfolios will be the lesser of the 7% annual effective rate or the net rate of return for such portfolios during the applicable period. The interest rate used for calculating the death benefit for your investment in the fixed account will be the lesser of the 7% annual effective rate or the interest credited to such investment during the applicable period. Thus, selecting these investments may limit the enhanced death benefit.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1) the contract value minus any credits added within 1 year prior to death;
     2) the total premium payments made under the Contract after subtracting any withdrawals;
     3)   the cash surrender value; or

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                                   9

     4) the enhanced death benefit minus any credits added within 1 year prior to death, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount: On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium and credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, and then we subtract any withdrawals (including any market value adjustment applied to such withdrawal) since the preceding day, and then we subtract any associated surrender charges. That amount becomes the new enhanced death benefit.

          Note:     In all cases described above, the amount of the death
               benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

10.  OTHER INFORMATION
  FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a refund of the adjusted contract value. We determine your contract value at the close of business on the day we receive your written refund request. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the fixed account), (ii) then we exclude any credit initially applied, and (iii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium, excluding any credit, (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period.

  TRANSFERS AMONG INVESTMENT PORTFOLIOS AND THE FIXED ACCOUNT. You can make transfers among your investment portfolios and your investment in the fixed account as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. There is currently no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. Keep in mind that if you transfer or otherwise withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you transfer or withdraw.

  NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations - Taxation of Death Benefit Proceeds" in the prospectus for the Contract.

  OPTIONAL RIDERS. Subject to state availability, you may purchase one of three optional benefit riders for an additional charge. You may not add more than one of these three riders to your Contract. There are separate charges for each rider. Once elected, the riders generally may not be cancelled. This means once added the rider may not be removed and charges will be assessed regardless of the performance of your Contract.


  Minimum Guaranteed Accumulation Benefit (MGAB) Rider. The MGAB is an optional benefit which offers you the ability to receive a one-time adjustment to your contract value in the event your contract

                                                        PREMIUM PLUS PROFILE
                                   10
value at a specified date is below the MGAB rider guarantee. When added at issue, the MGAB rider guarantees that your contract value will at least equal your initial premium payment plus credits at the end of ten years, or, at least equal two times your initial premium payment plus credits at the end of twenty years depending on the waiting period you select. The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. Withdrawals may reduce the guarantee by more than the amount withdrawn The MGAB rider may offer you protection in the event of a lower contract value that may result from unfavorable investment performance of your Contract. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGAB rider. You should read the prospectus for more complete information.

  Minimum Guaranteed Income Benefit (MGIB) Rider. The MGIB rider is an optional benefit which guarantees a minimum amount of income that will be available to you upon annuitization, regardless of fluctuating market conditions. Ordinarily, the amount of income that will be available to you upon annuitization is based upon your contract value, the annuity option you selected and the guaranteed or then current income factors in effect. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greater of the amounts that are ordinarily available to you under your Contract and the MGIB annuity benefit, which is based on your MGIB Base, the MGIB annuity option you selected and the MGIB guaranteed income factors specified in your rider. Your MGIB Base generally depends on the amount of premiums you pay, and credits, and when you pay the premiums, accumulated at the annual rate you select, less adjustments for withdrawals and transfers. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGIB rider. You should read the prospectus for more complete information.

  Minimum Guaranteed Withdrawal Benefit (MGWB) Rider. The MGWB rider is an optional benefit which guarantees that you will receive annual periodic payments equal to all premium payments and credits paid during the first two contract years, less adjustments for any prior withdrawals.
If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. (Of course, any applicable income and penalty taxes will apply to amounts withdrawn.) Your received original Eligible Payment Amount is your premium payments and credits received during the first two contract years. Withdrawals that you make in excess of the above periodic payment amount may substantially reduce the guarantee. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGWB rider. You should read the prospectus for more information.

  ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

  Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month. It may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios or in the fixed account with either a 6-month or 1-year guaranteed interest period. Transfers from the fixed account under this program will not be subject to a market value adjustment.

  Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any surrender charge. Withdrawals from your money in the fixed account under this program are not subject to a market value adjustment. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

  Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing.

                                                        PREMIUM PLUS PROFILE
                                   11

11.  INQUIRIES
If you need more information after reading this profile and the prospectus, please contact us at:

  CUSTOMER SERVICE CENTER
  P.O. BOX 2700
  WEST CHESTER, PENNSYLVANIA  19380
  (800) 366-0066

or your registered representative.

                                                        PREMIUM PLUS PROFILE
                                   12

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                           [FEBRUARY 1], 2000
       DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS
                      GOLDENSELECT PREMIUM PLUS/R/

This prospectus describes GoldenSelect Premium Plus, a group and individual deferred variable annuity contract (the "Contract") offered by Golden American Life Insurance Company (the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

The Contract provides a means for you to invest your premium payments and credits in one or more of 25 mutual fund investment portfolios. You may also allocate premium payments and credits to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are:

  T. ROWE PRICE ASSOCIATES, INC.       ALLIANCE CAPITAL MANAGEMENT L. P.
    Equity Income Series                 Capital Growth Series
    Fully Managed Series               JANUS CAPITAL CORPORATION
  A I M CAPITAL MANAGEMENT, INC.         Growth Series
    Strategic Equity Series            MASSACHUSETTS FINANCIAL SERVICES
    Capital Appreciation Series          COMPANY
  KAYNE ANDERSON INVESTMENT              Total Return Series
    MANAGEMENT, LLC                      Research Series
    Rising Dividends Series              Mid-Cap Growth Series
  EII REALTY SECURITIES, INC.          ING  INVESTMENT MANAGEMENT, LLC
    Real Estate Series                   (AN AFFILIATE)
  BARING INTERNATIONAL INVESTMENT        Liquid Asset Series
    LIMITED (AN AFFILIATE)               Limited Maturity Bond Series
    Global Fixed Income Series         PACIFIC INVESTMENT MANAGEMENT
    Hard Assets Series                   COMPANY
    Developing World Series              PIMCO High Yield Bond Portfolio
  EAGLE ASSET MANAGEMENT, INC.           PIMCO StocksPLUS Growth and
    Value Equity Series                    Income Portfolio
  SALOMON BROTHERS ASSET               CREDIT SUISSE ASSET MANAGEMENT, LLC
    MANAGEMENT, INC.                     International Equity Portfolio
    All Cap Series
    Investors Series
  CAPITAL GUARDIAN TRUST COMPANY
    Small Cap Series
    Large Cap Value Series
    Managed Global Series

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We set the interest rates periodically. We will not set the interest rate to be less than a minimum annual rate of 3%. You may choose guaranteed interest periods of 6 months, and 1, 3, 5, 7 and 10 years. The interest earned on your money as well as your principal is guaranteed as long as you hold them until the maturity date. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. You bear the risk that you may receive less than your principal if we take a Market Value Adjustment. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. You have a right to return a Contract within 10 days after you receive it for a full refund of the contract value less credits we added (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information, dated [February 1,] 2000, has been filed with the Securities and Exchange Commission. It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call
(800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the Statement of Additional Information ("SAI") is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE GCG TRUST, THE PIMCO TRUST OR THE WARBURG PINCUS TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, THE PIMCO TRUST AND THE WARBURG PINCUS TRUST.

                            TABLE OF CONTENTS
                                                                        PAGE
     Index of Special Terms
     Fees and Expenses
     Performance Information
        Accumulation Unit
        Net Investment Factor
        Condensed Financial Information
        Financial Statements
        Performance Information
     Golden American Life Insurance Company
     The Trusts
     Golden American Separate Account B
     The Investment Portfolios
        Investment Objectives
        Investment Management Fees
     The Fixed Interest Allocation
        Selecting a Guaranteed Interest Period
        Guaranteed Interest Rates
        Transfers from a Fixed Interest Allocation
        Withdrawals from a Fixed Interest Allocation
        Market Value Adjustment
     The Annuity Contract
        Contract Date and Contract Year
        Annuity Start Date
        Contract Owner
        Annuitant
        Beneficiary
        Purchase and Availability of the Contract
        Crediting of Premium Payments
        Additional Credit to Premium
        Contract Value
        Cash Surrender Value
        Surrendering to Receive the Cash Surrender Value
        Addition, Deletion or Substitution of Subaccounts and Other
     Changes
        The Fixed Account
        Optional Riders
          Rider Date
          Special Funds
          No Cancellation
          Termination
          Minimum Guaranteed Accumulation Benefit Rider
          Minimum Guaranteed Income Benefit Rider
          Minimum Guaranteed Withdrawal Benefit Rider
        Other Contracts
        Other Important Provisions
     Withdrawals
        Regular Withdrawals
        Systematic Withdrawals
        IRA Withdrawals
     Transfers Among Your Investments

        Dollar Cost Averaging
        Automatic Rebalancing
     Death Benefit Choices
        Death Benefit During the Accumulation Phase
          Standard Death Benefit
          Enhanced Death Benefits
        Death Benefit During the Income Phase
     Charges and Fees
        Charge Deduction Subaccount
        Charges Deducted from the Contract Value
          Surrender Charge
          Free Withdrawal Amount
          Surrender Charge for Excess Withdrawals
          Premium Taxes
          Administrative Charge
          Transfer Charge
        Charges Deducted from the Subaccounts
          Mortality and Expense Risk Charge
          Asset-Based Administrative Charge
          Optional Rider Charges
        Trust Expenses
     The Annuity Options
        Annuitization of Your Contract
        Selecting the Annuity Start Date
        Frequency of Annuity Payments
        The Annuity Options
          Income for a Fixed Period
          Income for Life with a Period Certain
          Joint Life Income
          Annuity Plan
        Payment When Named Person Dies
     Other Contract Provisions
        Reports to Contract Owners
        Suspension of Payments
        In Case of Errors in Your Application
        Assigning the Contract as Collateral
        Contract Changes-Applicable Tax Law
        Free Look
        Group or Sponsored Arrangements
        Selling the Contract
     Other Information
        Voting Rights
        Year 2000 Problem
        State Regulation
        Legal Proceedings
        Legal Matters
        Experts
     Federal Tax Considerations
     More Information About Golden American
     Financial Statements of Golden American Life Insurance Company Unaudited Financial Statements of Golden American Life Insurance
        Company

     Statement of Additional Information
        Table of Contents
     Appendix A
        Condensed Financial Information                        A1
     Appendix B
        Market Value Adjustment Examples                       B1
     Appendix C
        Surrender Charge for Excess Withdrawals Example        C1

                         INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                            PAGE
Accumulation Unit                        [6]
Annual Ratchet Enhanced Death Benefit   [24]
Annuitant                               [16]
Annuity Start Date                      [15]
Cash Surrender Value                    [19]
Contract Date                           [15]
Contract Owner                          [15]
Contract Value                          [18]
Contract Year                           [15]
Fixed Interest Allocation               [12]
Free Withdrawal Amount                  [26]
Market Value Adjustment                 [14]
Net Investment Factor                    [7]
7% Solution Enhanced Death Benefit      [24]
Standard Death Benefit                  [24]

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the
Contract:

TERM USED IN THIS PROSPECTUS  CORRESPONDING TERM USED IN THE CONTRACT
Accumulation Unit Value       Index of Investment Experience
Annuity Start Date            Annuity Commencement Date
Contract Owner                Owner or Certificate Owner
Contract Value                Accumulation Value
Transfer Charge               Excess Allocation Charge
Fixed Interest Allocation     Fixed Allocation
Free Look Period              Right to Examine Period
Guaranteed Interest Period    Guarantee Period
Subaccount(s)                 Division(s)
Net Investment Factor         Experience Factor
Regular Withdrawals           Conventional Partial Withdrawals
Withdrawals                   Partial Withdrawals

                            FEES AND EXPENSES
CONTRACT OWNER TRANSACTION EXPENSES*
   Surrender Charge:

  COMPLETE YEARS ELAPSED    0    1    2    3    4    5    6    7    8    9+
    SINCE PREMIUM PAYMENT
  SURRENDER CHARGE          8%   8%   8%   8%   7%   6%   5%   3%   1%   0%

   Transfer Charge                                          None**
   * If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.
   **We may in the future charge $25 per transfer if you make more than 12 transfers in a contract year.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE***
   Administrative Charge                                    $40
      (We deduct this charge on each contract anniversary and on surrender.)

    ***We waive this charge if the total
     of your premium payments is $100,000 or more or if your contract
     value at the end of a contract year   is $100,000 or more.)

SEPARATE ACCOUNT ANNUAL CHARGES****

                                         STANDARD          ENHANCED DEATH BENEFIT
                                       DEATH BENEFIT    ANNUAL RATCHET  7% SOLUTION
    Mortality & Expense Risk Charge       1.25%              1.40%         1.55%
    Asset-Based Administrative Charge     0.15%              0.15%         0.15%
                                          -----              -----         -----
       Total Separate Account Charges     1.40%              1.55%         1.70%


   ****As a percentage of average daily assets in each subaccount.  The Separate
     Account Annual Charges are deducted daily.

OPTIONAL RIDER CHARGES*****

  Minimum Guaranteed Accumulation Benefit rider:
       Waiting Period     Quarterly Charge
       --------------     ----------------
       10 Year.................0.20% of the MGAB Charge Base(1) (0.80% annually)
       20 Year.................0.20% of the MGAB Charge Base    (0.80% annually)

  Minimum Guaranteed Income Benefit rider:
       MGIB Base Rate     Quarterly Charge
       --------------     ----------------
       0% .....................0.05% of the MGIB Base(2) (0.20% annually)
       3%......................0.08% of the MGIB Base    (0.32% annually)
       5%......................0.10% of the MGIB Base    (0.40% annually)
       6%......................0.15% of the MGIB Base    (0.60% annually)
       7%......................0.20% of the MGIB Base    (0.80% annually)

  Minimum Guaranteed Withdrawal Benefit rider:
                          Quarterly Charge
                          0.20% of the MGWB Eligible Payment Amount(3) (0.80%
                                annually)

 *****We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the fixed interest allocation nearest maturity and a Market Value Adjustment may apply.

    (1) The MGAB Charge Base is the total of premiums and credits paid during the 2-year period after the rider date, reduced pro rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro rata for transfers made during the three year period before the MGAB Benefit Date.

    (2) The MGIB Base generally depends on the amount of premiums you pay, and credit, when you pay the premiums, reduced pro rata for all withdrawals and transfers taken while the MGIB rider is in effect.

    (3) The MGWB Eligible Payment Amount is (i) the total of premiums and credit paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums and credits received during the two-year period commencing on the rider date. Any benefit payments made under the rider also reduce the MGWB Eligible Payment Amount on a dollar for dollar basis.


       THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

                                                 OTHER          TOTAL
                                              EXPENSES(2)      EXPENSES
                                 MANAGEMENT  AFTER EXPENSE   AFTER EXPENSE
  PORTFOLIO                       FEES(1)    REIMBURSEMENT  REIMBURSEMENT(3)
  Liquid Asset                     0.59%         0.00%          0.59%
  Limited Maturity Bond            0.60%         0.00%          0.60%
  Global Fixed Income              1.60%         0.00%          1.60%(3)
  Total Return                     0.94%         0.03%          0.97%(3)
  Investors                        1.00%         0.01%          1.01%%
  Equity Income                    0.98%         0.00%          0.98%
  Fully Managed                    0.98%         0.00%          0.98%
  Rising Dividends                 0.98%         0.00%          0.98%
  Large Cap Value                  1.00%         0.01%          1.01%
  Capital Growth                   1.08%         0.00%          1.08%
  Growth                           1.08%         0.01%          1.09%
  Value Equity                     0.98%         0.00%          0.98%
  Research                         0.94%         0.00%          0.94%
  Mid-Cap Growth                   0.94%         0.01%          0.95%
  Strategic Equity                 0.98%         0.01%          0.99%
  Capital Appreciation             0.98%         0.00%          0.98%
  All Cap                          1.00%         0.01%          1.01%
  Small Cap                        0.98%         0.01%          0.99%
  Real Estate                      0.98%         0.01%          0.99%
  Hard Assets                      0.98%         0.02%          1.00%
  Managed Global                   1.25%         0.01%          1.26%
  Developing World                 1.75%         0.08%          1.83%
  [All-Growth(4)                   0.98%         0.01%          0.99%
  Growth Opportunities(4)          1.10%         0.05%          1.15%]
 _______________________
 (1) Fees decline as the total assets of one or more portfolios increase. See the prospectus for the GCG Trust for more information.
 (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1998, except for portfolios that commenced operations in 1998 where the charges have been estimated.
 (3) Total expenses are based on actual expenses for the fiscal year ended December 31, 1998. Directed Services, Inc. is currently reimbursing expenses to maintain total expenses at 0.97% for the Total Return portfolio and 1.60% for the Global Fixed Income portfolio as shown. Without this reimbursement, and based on current estimates, total expenses would be 0.98% for the Total Return portfolio and 1.74% for the Global Fixed Income portfolio. This reimbursement agreement will remain in place through August 31, 2000.
 [(4) As of May 1, 1999, we no longer offer the All-Growth or Growth Opportunities portfolios.]

THE PIMCO TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

                                               OTHER          TOTAL
                                              EXPENSES       EXPENSES
                               MANAGEMENT  AFTER EXPENSE  AFTER EXPENSE
  PORTFOLIO                       FEES     REIMBURSEMENT  REIMBURSEMENT(1)
   PIMCO High Yield Bond         0.50%        0.25%(2)        0.75%
   PIMCO StocksPLUS Growth
     and Income                  0.40%        0.25%           0.65%
 _______________________
 (1) PIMCO has agreed to waive some or all of its other expenses, subject to potential future reimbursement, to the extent that total expenses for the PIMCO High Yield Bond Portfolio and PIMCO StocksPLUS Growth and Income portfolio would exceed 0.75% and 0.65%, respectively, due to payment by the portfolios of their pro rata portion of Trustees' fees. Without this agreement and, based on current estimates, total expenses would be 0.81% for the PIMCO High Yield Bond portfolio and 0.72% for the PIMCO StocksPLUS Growth and Income portfolio.
 (2) Since the PIMCO High Yield Bond portfolio commenced operations on April 30, 1998, other expenses as shown have been annualized for the year ended December 31, 1998.

THE WARBURG PINCUS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

                                ADVISORY       OTHER        TOTAL
   PORTFOLIO                      FEES        EXPENSES   EXPENSES(1)
   International Equity          1.00%         0.33%        1.33%
 _______________________
 (1) Total expenses are based on actual expenses for the fiscal year ended December 31, 1998.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the GCG Trust, the PIMCO Trust and the Warburg Pincus Trust for additional information on portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:

The following four examples are designed to show you the expenses you would pay on a $1,000 investment, plus a credit of $40, that earns
5% annually. Each example assumes election of the 7% Solution Enhanced Death Benefit and are based on an assumed 5% annual return. The examples reflect the deduction of a mortality and expense risk charge, an asset based administrative charge, annual administrative charge as an annual charge of 0.05% of assets (based on an average contract value of $80,000), and the highest charge for an optional benefit rider as an annual charge of: (i) [1.18%] in cases where the rider base is equal to the inital premium and increases by [7%] annually, and (ii) [0.80%] in cases where the rider base is equal to the initial premium but there is no increase in the rider base. If the Standard Death Benefit or the Annual Ratchet
Enhanced Death Benefit is elected instead of the 7% Enhanced
Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. In the following examples, surrender charges may apply if you choose to annuitize within the first
5 contract years. In addition, Examples 1 and 2 assume you elected an optional benefit rider with the highest charge ([1.18&] annually, except for the Liquid Asset and Limited Maturity Bond Portfolios, where the charge is [0.80%] annually) and assume the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing of 7% per year.

EXAMPLE 1
If you surrender your Contract at the end of the applicable time period and elected an optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

    THE GCG TRUST             1 YEAR      3 YEARS     5 YEARS     10 YEARS
    Liquid Asset                $113        $182        $243        $364
    Limited Maturity Bond       $113        $182        $244        $365
    Global Fixed Income         $127        $222        $308        $482
    Total Return                $121        $204        $278        $429
    Investors                   $121        $205        $280        $432
    Equity Income               $121        $204        $279        $430
    Fully Managed               $121        $204        $279        $430
    Rising Dividends            $121        $204        $279        $430
    Large Cap Value             $121        $205        $280        $432
    Capital Growth              $122        $207        $284        $438
    Growth                      $122        $207        $284        $439
        Value Equity            $121        $204        $279        $430
    Research                    $120        $203        $277        $426
    Mid-Cap Growth              $121        $203        $277        $427
    Strategic Equity            $121        $204        $279        $430
    Capital Appreciation        $121        $204        $279        $430
        All Cap                 $121        $205        $280        $432
    Small Cap                   $121        $204        $279        $430
    Real Estate                 $121        $204        $279        $430
    Hard Assets                 $121        $205        $280        $431
    Managed Global              $124        $212        $292        $454
    Developing World            $130        $229        $319        $501
   [All-Growth(1)               $121        $204        $279        $430
    Growth Opportunities(1)     $123        $209        $287        $444]

    THE PIMCO TRUST
    PIMCO High Yield Bond       $119        $197        $268        $409
    PIMCO StocksPLUS
      Growth and Income         $117        $194        $263        $400

    THE WARBURG PINCUS TRUST
    International Equity        $124        $214        $296        $460
     ______________________
     [(1) As of May 1, 1999, we no longer offer the All-Growth or Growth Opportunities portfolios.]

EXAMPLE 2
If you do not surrender your Contract at the end of the applicable time period and elected an optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

    THE GCG TRUST             1 YEAR      3 YEARS     5 YEARS     10 YEARS
    Liquid Asset                 $33        $102        $173        $364
    Limited Maturity Bond        $33        $102        $174        $365
    Global Fixed Income          $47        $142        $238        $482
    Total Return                 $41        $124        $208        $429
    Investors                    $41        $125        $210        $432
    Equity Income                $41        $124        $209        $430
    Fully Managed                $41        $124        $209        $430
    Rising Dividends             $41        $124        $209        $430
    Large Cap Value              $41        $125        $210        $432
    Capital Growth               $42        $127        $214        $438
    Growth                       $42        $127        $214        $439
    Value Equity                 $41        $124        $209        $430
    Research                     $40        $123        $207        $426
    Mid-Cap Growth               $41        $123        $207        $427
    Strategic Equity             $41        $124        $209        $430
    Capital Appreciation         $41        $124        $209        $430
    All Cap                      $41        $125        $210        $432
    Small Cap                    $41        $124        $209        $430
    Real Estate                  $41        $124        $209        $430
    Hard Assets                  $41        $125        $210        $431
    Managed Global               $44        $132        $222        $454
    Developing World             $50        $149        $249        $501
   [All-Growth(1)                $41        $124        $209        $430
    Growth Opportunities(1)      $43        $129        $217        $444]

    THE PIMCO TRUST
    PIMCO High Yield Bond        $39        $117        $198        $409
    PIMCO StocksPLUS
      Growth and Income          $37        $114        $193        $400

    THE WARBURG PINCUS TRUST
    International Equity         $44        $134        $226        $460
     ______________________
     [(1)    As of May 1, 1999, we no longer offer the All-Growth or
        Growth Opportunities portfolios.]

EXAMPLE 3
If you surrender your Contract at the end of the applicable time period and did not elect any optional benefit rider, you would pay the following expenses for each $1,000 invested:

    THE GCG TRUST             1 YEAR      3 YEARS     5 YEARS     10 YEARS
    Liquid Asset                $105        $156        $200        $278
    Limited Maturity Bond       $105        $156        $201        $279
    Global Fixed Income         $115        $187        $252        $379
    Total Return                $109        $168        $220        $317
    Investors                   $109        $169        $222        $321
    Equity Income               $109        $168        $220        $318
    Fully Managed               $109        $168        $220        $318
    Rising Dividends            $109        $168        $220        $318
    Large Cap Value             $109        $169        $222        $321
    Capital Growth              $110        $171        $225        $328
    Growth                      $110        $172        $226        $329
    Value Equity                $109        $168        $220        $318
    Research                    $108        $167        $218        $314
    Mid-Cap Growth              $108        $167        $219        $315
    Strategic Equity            $109        $168        $221        $319
    Capital Appreciation        $109        $168        $220        $318
    All Cap                     $109        $169        $222        $321
    Small Cap                   $109        $168        $221        $319
    Real Estate                 $109        $168        $221        $319
    Hard Assets                 $109        $169        $221        $320
    Managed Global              $112        $177        $234        $346
    Developing World            $117        $194        $263        $400
   [All-Growth(1)               $109        $168        $221        $319
    Growth Opportunities(1)     $110        $173        $229        $335]

    THE PIMCO TRUST
    PIMCO High Yield Bond       $106        $161        $208        $295
    PIMCO StocksPLUS
      Growth and Income         $105        $158        $203        $285

    THE WARBURG PINCUS TRUST
    International Equity        $112        $179        $238        $353
     ______________________
     [(1)    As of May 1, 1999, we no longer offer the All-Growth or
        Growth Opportunities portfolios.]

EXAMPLE 4
If you do not surrender your Contract at the end of the applicable time period and did not elect any optional benefit rider, you would pay the following expenses for each $1,000 invested:

    THE GCG TRUST             1 YEAR      3 YEARS     5 YEARS     10 YEARS
    Liquid Asset                 $25         $76        $130        $278
    Limited Maturity Bond        $25         $76        $131        $279
    Global Fixed Income          $35        $107        $182        $379
    Total Return                 $29         $88        $150        $317
    Investors                    $29         $89        $152        $321
    Equity Income                $29         $88        $150        $318
    Fully Managed                $29         $88        $150        $318
    Rising Dividends             $29         $88        $150        $318
    Large Cap Value              $29         $89        $152        $321
    Capital Growth               $30         $91        $155        $328
    Growth                       $30         $92        $156        $329
    Value Equity                 $29         $88        $150        $318
    Research                     $28         $87        $148        $314
    Mid-Cap Growth               $28         $87        $149        $315
    Strategic Equity             $29         $88        $151        $319
    Capital Appreciation         $29         $88        $150         $318
    All Cap                      $29         $89        $152        $321
    Small Cap                    $29         $88        $151        $319
    Real Estate                  $29         $88        $151        $319
    Hard Assets                  $29         $89        $151        $320
    Managed Global               $32         $97        $164        $346
    Developing World             $37         $114       $193        $400
   [All-Growth(1)                $29         $88        $151        $319
    Growth Opportunities(1)      $30         $93        $159        $335]

    THE PIMCO TRUST
    PIMCO High Yield Bond        $26         $81        $138        $295
    PIMCO StocksPLUS
      Growth and Income          $25         $78        $133        $285

    THE WARBURG PINCUS TRUST
    International Equity         $32         $99        $168        $353
     ______________________
     [(1) As of May 1, 1999, we no longer offer the All-Growth or Growth Opportunities portfolios.]

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

                         PERFORMANCE INFORMATION
ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     (1) We take the net asset value of the subaccount at the end of each business day.
     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.
     (3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.
     (4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information.

FINANCIAL STATEMENTS
The audited financial statements of Separate Account B for the years ended December 31, 1998 and 1997 are included in the Statement of Additional Information. The audited consolidated financial statements of Golden American for the years ended December 31, 1998, 1997 and 1996 and the unaudited condensed consolidated financial statements of Golden American for the nine months ended September 30, 1999 are included in this prospectus.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. Quotations of average annual return for the Managed Global subaccount take into account the period before September 3, 1996, during which it was maintained as a subaccount of Golden American Separate Account D. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender and the selection of the 7% Enhanced Death Benefit and the MGIB optional benefit rider.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.


                 GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. Golden American's consolidated financial statements appear in this prospectus.

Equitable of Iowa is the holding company for Golden American, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management, LLC, one of the portfolio managers of the GCG Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.


                               THE TRUSTS

The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies, not affiliated with Golden American. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans. The address of the GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The PIMCO Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

The Warburg Pincus Trust is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American and Equitable Life Insurance Company of Iowa, and to certain qualified and retirement plans. The address of the Warburg Pincus Trust is 153 East 53rd Street, New York, NY 10022.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust, the PIMCO Trust and the Warburg Pincus Trust, Directed Services, Inc., Pacific Investment Management Company, Credit Suisse Asset Management, LLC and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND COMPLETE INFORMATION ABOUT THE GCG TRUST, THE PIMCO TRUST AND THE WARBURG PINCUS TRUST IN THE ACCOMPANYING PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.


                   GOLDEN AMERICAN SEPARATE ACCOUNT B
Golden American Separate Account B ("Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Account B but such assets are kept separate from our other accounts.

Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of the GCG Trust, the PIMCO Trust or the Warburg Pincus Trust. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Account B. If the assets in Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

We currently offer other variable annuity contracts that invest in Account B but are not discussed in this prospectus. Account B may also invest in other investment portfolios which are not available under your Contract.


                        THE INVESTMENT PORTFOLIOS
During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios listed in the section below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO ANY INVESTMENT PORTFOLIO, AND YOU AND MAY LOSE YOUR PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS IN THE PROSPECTUSES FOR THE GCG TRUST, THE PIMCO TRUST AND THE WARBURG PINCUS TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

INVESTMENT                       INVESTMENT OBJECTIVE
PORTFOLIO

THE GCG TRUST

Liquid Asset        Seeks high level of current income consistent
                    with the preservation of capital and
                    liquidity.
                    Invests primarily in obligations of the U.S.
                    Government and its agencies and
                    instrumentalities, bank obligations,
                    commercial paper and short-term corporate debt
                    securities.  All securities will mature in
                    less than one year.
                    ----------------------------------------------------

Limited Maturity    Seeks highest current income consistent with
Bond                low risk to principal and liquidity.
                    Also seeks to enhance its total return through
                    capital appreciation when market factors, such
                    as falling interest rates and rising bond
                    prices, indicate that capital appreciation may
                    be available without significant risk to
                    principal.
                    Invests primarily in diversified limited
                    maturity debt securities with average maturity
                    dates of five years or shorter and in no cases
                    more than seven years.
                    ----------------------------------------------------

Global Fixed Income Seeks high total return.
                    Invests primarily in high-grade fixed income
                    securities, both foreign and domestic.
                    ----------------------------------------------------

Total Return        Seeks above-average income (compared to a
                    portfolio entirely invested in equity
                    securities) consistent with the prudent
                    employment of capital.
                    Invests primarily in a combination of equity
                    and fixed income securities.
                    ----------------------------------------------------

Investors           Seeks long-term growth of capital.  Current
                    income is a secondary objective.
                    Invests primarily in equity securities of U.S.
                    companies and to a lesser degree, debt
                    securities.
                    ----------------------------------------------------

Equity Income       Seeks substantial dividend income as well as
                    long-term growth of capital.
                    Invests primarily in common stocks of well-
                    established companies paying above-average
                    dividends.
                    ----------------------------------------------------

Fully Managed       Seeks, over the long term, a high total
                    investment return consistent with the
                    preservation of capital and with prudent
                    investment risk.
                    Invests primarily in the common stocks of
                    established companies believed by the
                    portfolio manager to have above-average
                    potential for capital growth.
                    ----------------------------------------------------

Rising Dividends    Seeks capital appreciation.  A secondary
                    objective is dividend income.
                    Invests in equity securities that meet the
                    following quality criteria: regular dividend
                    increases; 35% of earnings reinvested
                    annually; and a credit rating of "A" to "AAA".
                    ----------------------------------------------------

Large Cap Value     Seeks long-term growth of capital and income.
                    Invests primarily in equity and equity-related
                    securities of companies with market
                    capitalization greater than $1 billion.
                    ----------------------------------------------------

Capital Growth      Seeks long-term total return.
                    Invests primarily in common stocks of
                    companies where the potential for change
                    (earnings acceleration) is significant.
                    ----------------------------------------------------

Growth              Seeks capital appreciation.
                    Invests primarily in common stocks of growth
                    companies that have favorable relationships
                    between price/earnings ratios and growth rates
                    in sectors offering the potential for above-
                    average returns.
                    ----------------------------------------------------

Value Equity        Seeks capital appreciation.  Dividend income
                    is a secondary objective.
                    Invests primarily in common stocks of domestic
                    and foreign issuers which meet quantitative
                    standards relating to financial soundness and
                    high intrinsic value relative to price.
                    ----------------------------------------------------

Research            Seeks long-term growth of capital and future
                    income.
                    Invests primarily in common stocks or
                    securities convertible into common stocks of
                    companies believed to have better than average prospects for long-term growth.
                    ----------------------------------------------------

Mid-Cap Growth      Seeks long-term growth of capital.
                    Invests primarily in equity securities of
                    companies with medium market capitalization
                    which the portfolio manager believes have
                    above-average growth potential.
                    ----------------------------------------------------

Strategic Equity    Seeks capital appreciation.
                    Invests primarily in common stocks of medium-
                    and small-sized companies.
                    ----------------------------------------------------

Capital             Seeks long-term capital growth.
 Appreciation       Invests primarily in equity securities
                    believed by the portfolio manager to be
                    undervalued.
                    ----------------------------------------------------

All Cap             Seeks capital appreciation through investment
                    in securities which the portfolio manager
                    believes have above-average capital
                    appreciation potential.
                    Invests primarily in equity securities of U.S. companies of any size.
                    ----------------------------------------------------

Small Cap           Seeks long-term capital appreciation.
                    Invests primarily in equity securities of
                    companies that have a total market
                    capitalization within the range of companies
                    in the Russell 2000 Growth Index or the
                    Standard & Poor's Small-Cap 600 Index.
                    ----------------------------------------------------

Real Estate         Seeks capital appreciation.  Current income is
                    a secondary objective.
                    Invests primarily in publicly-traded real
                    estate equity securities.
                    ----------------------------------------------------

Hard Assets         Seeks long-term capital appreciation.
                    Invests primarily in hard asset securities.
                    Hard asset companies produce a commodity which
                    the portfolio manager is able to price on a
                    daily or weekly  basis.
                    ----------------------------------------------------

Managed Global      Seeks capital appreciation.  Current income is
                    only an incidental consideration.
                    Invests primarily in common stocks traded in
                    securities markets throughout the world.
                    ----------------------------------------------------

Developing World    Seeks capital appreciation.
                    Invests primarily in equity securities of
                    companies in developing or emerging countries.
                    ----------------------------------------------------

THE PIMCO TRUST
PIMCO High Yield    Seeks to maximize total return, consistent
 Bond               with preservation of capital and prudent
                    investment management.
                    Invests in at least 65% of its assets in a
                    diversified portfolio of junk bonds rated at
                    least B by Moody's Investor Services, Inc. or
                    Standard & Poor's or, if unrated, determined
                    by the portfolio manager to be of comparable
                    quality.
                    ----------------------------------------------------

PIMCO StocksPLUS    Seeks to achieve a total return which exceeds
Growth and Income   the total return performance of the S&P 500.
                    Invests primarily in common stocks, options,
                    futures, options on futures and swaps.
                    ----------------------------------------------------

THE WARBURG PINCUS
TRUST
                    Seeks long-term appreciation.
International       Invests primarily in a broadly diversified
 Equity             portfolio of equity securities of companies
                    that have their principal business activities
                    outside of the United States.
                    ----------------------------------------------------

[As of May 1, 1999, we no longer offer the following two portfolios:

All-Growth          Seeks capital appreciation.
                    Invests primarily in growth securities of
                    middle-range capitalization companies.
                    ----------------------------------------------------

Growth              Seeks capital appreciation.
 Opportunities      Invests primarily in equity securities of
                    domestic companies emphasizing companies with
                    market capitalizations of $1 billion or more.]
                    ----------------------------------------------------

INVESTMENT MANAGEMENT FEES
Directed Services, Inc. serves as the overall manager of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Pacific Investment Management Company ("PIMCO") serves as investment advisor to the PIMCO Trust. The PIMCO Trust pays PIMCO a monthly advisory fee and a monthly administrative fee of 0.25% based on the average daily net assets of each of the investment portfolios for managing the assets of the portfolios and for administering the PIMCO Trust.

Credit Suisse Asset Management, LLC serves as the investment advisor of the Warburg Pincus Trust. The Warburg Trust pays Credit Suisse Asset Management a monthly advisory fee based on the average daily net assets of the investment portfolio and also procures the services necessary for the operation of its portfolios. The Warburg Trust pays monthly administrative fees to two co-administrators for administrative services, one of which is an affiliate of Credit Suisse Asset Management. The monthly administrative fee is based on the portfolio's average daily net assets. Credit Suisse Asset Management does not bear any portfolio expenses.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.


                      THE FIXED INTEREST ALLOCATION
You may allocate premium payments and transfer your contract value to the guaranteed interest periods of our Fixed Account at any time during the accumulation period. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We currently offer guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years, although we may not offer all these periods in the future. You may select one or more guaranteed interest periods at any one time. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. YOU BEAR THE RISK THAT YOU MAY RECEIVE LESS THAN YOUR PRINCIPAL IF WE APPLY A MARKET VALUE ADJUSTMENT.

Assets supporting amounts allocated to the Fixed Account are available to fund the claims of all classes of our customer, contract owners and other creditors. Interests under your Contract relating to the Fixed Account are registered under the Securities Act of 1933, but the Fixed Account is not registered under the 1940 Act.

SELECTING A GUARANTEED INTEREST PERIOD
You may select one or more Fixed Interest Allocations with specified guaranteed interest periods. A guaranteed interest period is the period that a rate of interest is guaranteed to be credited to your Fixed Interest Allocation. We may at any time decrease or increase the number of guaranteed interest periods offered. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. For more information on DCA Fixed Interest Allocations, see "Transfers Among Your Investments - Dollar Cost Averaging."

Your contract value in the Fixed Account is the sum of your Fixed
Interest Allocations and the interest credited as adjusted for any withdrawals (including any Market Value Adjustment applied to such withdrawal), transfers or other charges we may impose. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of contract value. We will credit interest daily at a rate which yields the quoted guaranteed interest rate.

GUARANTEED INTEREST RATES
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. To find out the current guaranteed interest rate for a guaranteed interest period you are interested in, please contact our Customer Service Center or your registered representative. The determination may be influenced by the interest rates on fixed income investments in which we may invest with the amounts we receive under the Contracts. We will invest these amounts primarily in investment-grade fixed income securities (i.e., rated by Standard & Poor's rating system to be suitable for prudent investors) although we are not obligated to invest according to any particular strategy, except as may be required by applicable law. You will have no direct or indirect interest in these investments. We will also consider other factors in determining the guaranteed interest rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors.
We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate of less than 3% per year.

We may from time to time at our discretion offer interest rate specials for new premiums that are higher than the current base interest rate then offered. Renewal rates for such rate specials will be based on the base interest rate and not on the special rates initially declared.

TRANSFERS FROM A FIXED INTEREST ALLOCATION
You may transfer your contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Account B. Unless you tell us the Fixed Interest Allocations from which such transfers will be made, we will transfer amounts from your Fixed Interest Allocations starting with the guaranteed interest period nearest its maturity date, until we have honored your transfer request.

The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. If a transfer request would reduce the contract value remaining in a Fixed Interest Allocation to less than $100, we will treat such transfer request as a request to transfer the entire contract value in such Fixed Interest Allocation. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire contract value in such Fixed Interest Allocation to the Liquid Asset subaccount, and such a transfer will be subject to a Market Value Adjustment.

On the maturity date of a guaranteed interest period, you may transfer amounts from the applicable Fixed Interest Allocation to the subaccounts and/or to new Fixed Interest Allocations with guaranteed interest periods of any length we are offering at that time. You may not, however, transfer amounts to any Fixed Interest Allocation with a guaranteed interest period that extends beyond the annuity start date.

At least 30 calendar days before a maturity date of any of your Fixed Interest Allocations, or earlier if required by state law, we will send you a notice of the guaranteed interest periods that are available. You must notify us which subaccounts or new guaranteed interest periods you have selected before the maturity date of your Fixed Interest Allocations. If we do not receive timely instructions from you, we will transfer the contract value in the maturing Fixed Interest Allocation to a new Fixed Interest Allocation with a guaranteed interest period that is the same as the expiring guaranteed interest period. If such guaranteed interest period is not available or would go beyond the annuity start date, we will transfer your contract value in the maturing Fixed Interest Allocation to the next shortest guaranteed interest period which does not go beyond the annuity start date. If no such guaranteed interest period is available, we will transfer the contract value to a subaccount specially designated by the Company for such purpose. Currently we use the Liquid Asset subaccount for such purpose.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders."

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION
During the accumulation phase, you may withdraw a portion of your contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. Systematic withdrawals from a Fixed Interest Allocation are not permitted if such Fixed Interest Allocation is currently participating in the dollar cost averaging program. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and, in some cases, a surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax.

If you tell us the Fixed Interest Allocation from which your withdrawal will be made, we will assess the withdrawal against that Fixed Interest Allocation. If you do not, we will assess your withdrawal against the subaccounts in which you are invested, unless the withdrawal exceeds the contract value in the subaccounts. If there is no contract value in those subaccounts, we will deduct your withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request.

Please be aware that the benefit we pay under any of the optional riders will be reduced on a pro rata basis by any withdrawals you make from the Fixed Interest Allocations during the period while the rider is
in effect.   See "Optional Riders."

MARKET VALUE ADJUSTMENT
A Market Value Adjustment may decrease, increase or have no effect on your contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest

Allocation
(unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

We determine the Market Value Adjustment by multiplying the amount you withdraw, transfer or apply to an income plan by the following factor:
                    (   1+I   )N/365
                    (---------)         -1
                    (1+J+.0050)

Where,

    o "I" is the Index Rate for a Fixed Interest Allocation on the first day of the guaranteed interest period;

    o   "J" is equal to the following:

        (1) If calculated for a Fixed Interest Allocation of 1 year or more, then "J" is the Index Rate for a new Fixed Interest Allocation with a guaranteed interest period equal to the time remaining (rounded up to the next full year except in Pennsylvania) in the guaranteed interest period;

        (2) If calculated for a Fixed Interest Allocation of 6 months, then "J" is the lesser of the Index Rate for a new Fixed Interest Allocation with (i) a 6 month guaranteed interest period, or (ii) a 1 year guaranteed interest period at the time of calculation; and

    o "N" is the remaining number of days in the guaranteed interest period at the time of calculation.

The Index Rate is the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for a period equal to the applicable guaranteed interest period. The average currently is based on the period starting from the 22nd day of the calendar month two months prior to the month of the Index Rate determination and ending the 21st day of the calendar month immediately before the month of determination. We currently calculate the Index Rate once each calendar month but have the right to calculate it more frequently. The Index Rate will always be based on a period of at least 28 days. If the Ask Yields are no longer available, we will determine the Index Rate by using a suitable and approved, if required, replacement method.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Several examples which illustrate how the Market Value Adjustment works are included in Appendix B.


                          THE ANNUITY CONTRACT
The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust, the PIMCO Trust and the Warburg Pincus Trust through Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit when due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit. If no beneficial owner of the Trust has been designated, the availability of enhanced death benefits will be based on the age of the annuitant at the time you purchase the Contract.

  JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner. The age of the older owner will determine the applicable death benefit if Enhanced Death Benefits are available for multiple owners.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

  CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($250 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

CREDITING OF PREMIUM PAYMENTS
We will allocate your initial premium and credit within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments and credits will be credited to a Contract within 1 business day if they are received in good order. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. Once the completed application is received, we will allocate the payment and credit to the subaccount and/or Fixed Interest Allocation specified by you within 2 business days. We will make inquiry to discover any missing information related to subsequent payments. For any subsequent premium payments, the payment and credit will be credited at the accumulation unit value next determined after receipt of your premium payment.

Once we allocate your premium payment and credit to the subaccounts selected by you, we convert the premium payment and credit into accumulation units. We divide the amount of the premium payment and credit allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

     (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 15 days of the premium payment. If we do not receive the application or form within 15 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

     (2) If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you.

In some states, we may require that an initial premium designated for a subaccount of Account B or the Fixed Account be allocated with the added credit to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium and credit plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated with the added credit to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums and credits to the specially designated subaccount during the free look period.

ADDITIONAL CREDIT TO PREMIUM
A credit will be added to your contract value based on each premium payment. The credit will be added proportionally to each subaccount and Fixed Interest Allocation as the premium payment is allocated. The credit is a minimum of 4% of the premium payment. We may increase the credit at our discretion. If we increase the credit we may reduce it also at our discretion, but we will not reduce it below the minimum credit of 4%, and we will give at least 30 days notice of any planned reduction.

The credit constitutes earnings (and not premiums paid by you) for federal tax purposes.

In any of the following circumstances, we deduct a credit from the amount we pay to you or your beneficiary:

     (1) If you return your Contract within the free look period, we will deduct the credit from the refund amount;

     (2) If a death benefit of contract value becomes payable, we will deduct any credits added to your contract within 1 year; and

     (3) If we waive any surrender charge, we will deduct any credit added to your contract value within 1 year.

If we deduct a credit from any amount we pay to you, we will deduct the full dollar amount of the credit. You will retain any gains, and you will also bear any losses, that are attributable to the credit we deduct.

Once we have waived any surrender charge, we will not add any additional credit to any additional premium you pay on or after the date of any such waiver.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

  CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments and credits allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders, and premium taxes.

  CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and added credit that was designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium and added credit not allocated to a Fixed Interest Allocation will be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments and credits, and then add or subtract any transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our

Customer
Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments.

We also reserve the right to: (i) deregister Account B under the 1940 Act; (ii) operate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Account B; and (v) combine Account B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED ACCOUNT
The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See "The Fixed Interest Allocations" for more information.

OPTIONAL RIDERS
Subject to state availability, you may elect one of three optional benefit riders discussed below. You may not add more than one of these three riders to your Contract. There are separate charges for each rider. Once elected, the riders generally may not be cancelled. This means once you add the rider, you may not remove it and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees - Optional Rider Charges" for information on rider charges.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. THEY SHOULD BE ANALYZED THOROUGHLY AND UNDERSTOOD COMPLETELY BEFORE BEING ELECTED. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800)366-0066.

RIDER DATE
We use the term rider date in the discussion of the optional benefit riders below. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if the rider was purchased at the time the Contract is issued.

SPECIAL FUNDS
We use the term Special Funds in the discussion of the Minimum Guaranteed Accumulation Benefit rider (with the 20-year waiting period) and the Minimum Guaranteed Income Benefit rider. The Special Funds refer to the Liquid Asset subaccount, Limited Maturity Bond subaccount and the Fixed Interest Allocations. The Company may designate new and/or existing subaccounts as a Special Fund with 30 days notice at any time, including during the life of a rider.

NO CANCELLATION
The optional riders are irrevocable. Once you purchase a rider, the rider may not be cancelled, unless you cancel Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract which automatically cancels any attached rider. Once the Contract continues beyond the free look period, you may not at any time cancel the rider, except with respect to a one-time right to cancel the twenty-year option of the Minimum Guaranteed Accumulation Benefit rider under specified conditions. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION
The optional riders are "living benefits."   This that means the guaranteed
benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate (and all benefits under the rider will cease) if you annuitize, surrender or otherwise terminate your Contract or die (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract, during the accumulation phase. The optional rider will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with the applicable rider.

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER
The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than the MGAB Base. The MGAB rider may offer you protection in the event your contract value loses value during the MGAB waiting period. For discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and guarantees that your contract value at the end of ten years will at least equal your initial premium payment plus credits, adjusted pro rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro rata. The twenty-year option has a waiting period of twenty years and guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment plus credits, adjusted pro rata for withdrawals, and adjusted for transfers made within 3 years prior to the MGAB Benefit
Date. On the MGAB Benefit Date,
which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

  CALCULATING THE MGAB.  We calculate your MGAB as follows:

     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. The MGAB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

       If you purchased the MGAB rider on the contract date, and

            (i) elected the ten-year option, your MGAB Base is equal to your initial premium and credit, and any additional premium and credit added to your Contract during the 2-year period after your rider date, adjusted pro rata for any withdrawals and adjusted for any transfers made within the last 3 years; or

            (ii) elected the twenty-year option, except for the Special
                 Funds which require special calculations, your MGAB Base is equal to your initial premium and credit, and any additional premium and credit added to your Contract during the 2-year period after your contract date, accumulated at the MGAB
                 Base Rate, adjusted pro rata for any withdrawals and adjusted for any transfers made within the last 3 years. The MGAB Base Rate for allocations other than allocations to the Special Funds is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

       ONLY PREMIUMS AND CREDITS ADDED TO YOUR CONTRACT DURING THE 2-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGAB BASE.
       ANY ADDITIONAL PREMIUM PAYMENTS YOU ADDED TO YOUR CONTRACT AFTER THE SECOND RIDER ANNIVERSARY ARE NOT INCLUDED IN THE MGAB BASE. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

       If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums and credited added during the 2-year period after your rider date. Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB
       Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred).
       We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

       For any Special Fund under the twenty-year option, if the actual interest credited to and/or the investment earnings of the contract value allocated to the Special Fund over the calculation period is less than the amount calculated under the formula above, that lesser amount becomes the increase in your MGAB Base for the Special Fund for that period.

       Under the 20-year option, adding the rider after the contract date, payment of premiums after the rider date, and/or investments in the Special Funds may prevent the MGAB Base from doubling over the waiting period.

          2. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

          3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Benefit Date to the subaccounts in which you are invested pro rata based on the proportion your contract value in the subaccounts, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

  WITHDRAWALS AND TRANSFERS. We will reduce your MGAB Base and the MGAB Charge Base pro rata to the percentage of contract value of any withdrawals you make prior to the MGAB Benefit Date. Any transfers you make after the rider date but within three years prior to the MGAB Benefit
Date will reduce the MGAB Base and the MGAB Charge Base pro rata to the percentage of contract value transferred. Transfers you make before this date will have no immediate impact on the MGAB Base.

  PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

  THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

  CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we will assess the pro rata portion of the MGIB rider charge for the current quarter.

  NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER
The MGIB rider is an optional benefit which guarantees that minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay and when you pay them, the MGIB Base Rate you select, and the dollar amount of any withdrawals you take while the rider is in effect. The charge for the MGIB Rider is higher if you select a higher MGIB Base Rate. For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or income factors in effect on the date you annuitize. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

       (i) your annuity income based on your contract value on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

       (ii) your annuity income based on your contract value on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

       (iii)the MGIB annuity income based on your MGIB Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any surrender charges, premium tax recovery and Market Value Adjustments that would otherwise apply at annutization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider on the MGIB Benefit Date. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize under the MGIB rider benefit.
The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

  DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

    1. WE FIRST DETERMINE YOUR MGIB BASE. The MGIB Base is only a calculation used to determine the MGIB. The MGIB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

            (i) If you purchased the MGIB rider on the contract date, except for the Special Funds which require special calculations, the MGIB Base is equal to your initial and certain additional premiums paid
                 plus credits, accumulated at your selected MGIB Base Rate, reduced pro rata by all withdrawals taken while the MGIB
                 rider is in effect.   Such additional premium payments
                 and credits added more than 5 years before the earliest MGIB Benefit
                 Date are included in the MGIB Base. Subsequent premiums and credits are excluded from the MGIB Base.

            (ii) If you purchased the MGIB rider after the contract date, except for the Special Funds which require special calculations, your MGIB Base is equal to your contract value on the rider date and certain additional premiums paid, accumulated at your selected
                 MGIB Base Rate, reduced pro rata by all withdrawals taken while the MGIB rider is effect. Any additional premium payments and credits added more than 5 years before the MGIB Benefit Date are included in the MGIB Base. Subsequent premiums and credits are excluded from the MGIB Base.

            (iii)For any Special Fund, if the actual earnings
                 and/or the interest credited to the contract value allocated to the Special Fund over the calculation period is less than the amount determined under the formula above, that lesser amount becomes the change in your MGIB Base for the Special Fund.

            Of course, regardless of when purchased or how you invest, withdrawals will reduce the value of your MGIB
            Base pro rata to the percentage of the contract value of the withdrawn.

            We offer the following MGIB Base Rates: 0%, 3%, 5%, 6% and 7%. The Company may at its discretion discontinue offering any of these rates. The MGIB Base Rates are annual effective rates. The charge for the MGIB rider is higher if you select a higher MGIB Base Rate.

            The MGIB Base is subject to the MGIB Base Maximum. The MGIB Base Maximum is the amount calculated above until the earlier of: (i) the date the oldest contract owner reaches age 80, or (ii) the date the MGIB Base reaches two times the MGIB Eligible Premiums and credits, adjusted for any withdrawals. MGIB Eligible Premiums is the total of premiums paid after the rider date but more than 5 years before the earliest MGIB Benefit Date.


    2. Then we determine the MGIB annuity income based on your MGIB Base and the MGIB annuity option you selected.

Two MGIB Income Options are available under the MGIB Rider:

    (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain; or
    (ii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

        On the MGIB Benefit Date, we would apply the MGIB Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option in order to determine the greater amount of income available to you on the MGIB Benefit Date.

  WITHDRAWALS AND TRANSFERS. We will reduce the MGIB Base and the MGIB Base Maximum pro rata by the percentage of contract value of any withdrawals you make. Any transfers to and from the subaccounts and Special Funds in which you are invested will cause your MGIB Base to be reallocated pro rata based on the percentage of contract value you transfer.

  PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider.

  THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a ten-year waiting period from the contract date. If you added the MGIB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a 10-year waiting period from the rider date.

  NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. Upon the death of an annuitant who is not at the same time a contract owner prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

  NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT
IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS,
THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT
VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE
INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER
The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments, equal to all premium payments and credits paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals.
To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount. If your contract value is reduced to zero, your original periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Consideration" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

       (i) if you purchased the MGWB rider on the contract date, your premium payments and credits received during the first two contract years; or
       (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums and credits received that day, and any subsequent premium payments and credits received during the two-year period commencing on the rider date.



  THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in both the MGWB Withdrawal Account, and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force, and you may continue to make withdrawals each year so long as:

       (i)  your contract value is greater than zero;
       (ii) your MGWB Withdrawal Account is greater than zero;
       (iii)your latest allowable annuity start date has not been reached;
       (iv) you have not elected to annuitize your Contract; and
       (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

  WITHDRAWAL ADJUSTMENTS. We will reduce the MGWB Withdrawal Account by the dollar amount of any withdrawal taken up to 7% per year of the Eligible Payment Amount. Any withdrawal taken in excess of 7% per year of the Eligible Payment Amount will reduce both the MGWB Withdrawal Account and the Eligible Payment Amount, pro rata in proportion to the percentage of contract value withdrawn. If a withdrawal reduces the MGWB Withdrawal

Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

  AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status, if:

       (i)  your MGWB Withdrawal Account is greater than zero;
       (ii) your latest allowable annuity start date has not been reached;
       (iii)you have not elected to annuitize your Contract; and
       (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

  Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary, equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contracts latest annuity start date, (ii) the death of the owner;
or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, (that is, your contract value is zero) we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.


On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted
Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining
MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for
U.S. Treasury Strips as quoted by a national quoting service for period(s)
applicable to the remaining payments.    Once the last MGWB periodic
payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

  DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract, the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

  PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, (ii) within 30 days after the contract date, or (iii) for any contract issued after December 31, 1999, but at least 30 days before the MGWB rider offering date in your state, during the 30-day period preceding contract anniversary.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

                               WITHDRAWALS
Any time during the accumulation phase and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any Contract year is 10% of your contract value on the date of the withdrawal less any withdrawals during that contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive. Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the rider is in effect. See "Optional Riders."

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or
(2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or
(2) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:
                                   MAXIMUM PERCENTAGE
                    FREQUENCY      OF CONTRACT VALUE
                    Monthly              0.833%
                    Quarterly            2.50%
                    Annually            10.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

  FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 10% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

  Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable free withdrawal amount.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by Federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence.
You may elect to take IRA withdrawals at that time, or at a later date.
You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by Federal tax law, distributions adequate to satisfy the requirements imposed by Federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

                    TRANSFERS AMONG YOUR INVESTMENTS
You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgement or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Transfer may also affect your optional rider base. See "Optional Riders."

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Account B and the Company will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Limited Maturity Bond subaccount or the Liquid Asset subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Asset subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Asset subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $10,000 of contract value invested in the subaccounts of Account B, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.


                          DEATH BENEFIT CHOICES

DEATH BENEFIT DURING THE ACCUMULATION PHASE
During the accumulation phase, a death benefit is payable when either the annuitant (when a contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as any required claims forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.

You may choose from the following 3 death benefit choices: (1) the Standard Death Benefit Option; (2) the 7% Solution Enhanced Death Benefit Option; and (3) the Annual Ratchet Enhanced Death Benefit Option. Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the enhanced death benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the guaranteed death benefit. The MGWB rider may affect the death benefit. See "Minimum Guaranteed Withdrawal Benefit
(MGWB) Rider-Death Benefit during Automatic Periodic Benefit Status."

  STANDARD DEATH BENEFIT. You will automatically receive the Standard Death Benefit unless you elect one of the enhanced death benefits. The Standard Death Benefit under the Contract is the greatest of (i) your contract value minus any credits added within 1 year; (ii) total premium payments less any withdrawals; and (iii) the cash surrender value.

  ENHANCED DEATH BENEFITS. If the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit is elected, the death benefit under the Contract is the greatest of (i) the contract value minus any credits added within 1 year; (ii) total premium payments less any withdrawals; (iii) the cash surrender value; and (iv) the enhanced death benefit as calculated below minus any credits added within 1 year.

            HOW THE ENHANCED DEATH BENEFIT IS CALCULATED

         7% SOLUTION                            ANNUAL RATCHET
   We credit interest each              On each contract anniversary
   business day at the 7% annual        that occurs on or before the
   effective rate* to the enhanced      contract owner turns age 80,
   death benefit from the               we compare the prior enhanced
   preceding day (which would be        death benefit to the contract
   the initial premium and credit       value and select the larger
   if the preceding day is the          amount as the new enhanced
   contract date), then we add          death benefit.
   additional premiums paid and
   credits added since the              On all other days, the
   preceding day, then we subtract      enhanced death benefit is the
   any withdrawals made (including      amount determined below.  We
   any Market Value Adjustment          first take the enhanced death
   applied to such withdrawals)         benefit from the preceding day
   since the preceding day, and         (which would be the initial
   then we subtract any associated      premium and credit if the
   surrender charges.**                 valuation date is the contract
   The maximum enhanced death           date) and then we add
   benefit is 2 times all premium       additional premiums paid and
   payments and credits, as             credits added since the
   reduced by withdrawals.***           preceding day, then we
                                        subtract any withdrawals
                                        (including any Market Value
                                        Adjustment applied to such
                                        withdrawals) since the
                                        preceding day, and then we
                                        subtract any associated
                                        surrender charges.  That
                                        amount becomes the new
                                        enhanced death benefit.

     *The interest rate used for calculating the death benefit for the Liquid Asset and Limited Maturity Bond subaccounts will be the lesser of the 7% annual effective rate or the net rate of return for such subaccounts during the applicable period. The interest rate used for calculating the death benefit for your Fixed Interest Allocation will be the lesser of the 7% annual effective rate or the interest credited to such investment during the applicable period. Thus, selecting these investments may limit the enhanced death benefit. If we offer additional subaccounts in the future, we may restrict those new subaccounts from participating in the 7% Solution Enhanced Death Benefit.
    **Each premium payment and credit reduced by any withdrawals and any associated surrender charges incurred will continue to grow at the 7% annual effective rate.
   ***Each withdrawal reduces the maximum enhanced death benefit as follows: first, the maximum enhanced death benefit is reduced by the amount of any withdrawal of earnings; then, it is reduced in proportion to the reduction in the contract value for any withdrawal of premium (in each case, including any associated surrender charges) and as adjusted for any Market Value Adjustment. If those withdrawals in a contract year do not exceed 7% of cumulative premiums and did not exceed 7% of cumulative premiums in any prior contract year, such withdrawals will be treated as withdrawals of earnings for the purpose of calculating the maximum enhanced death benefit.
      Once withdrawals in any contract year exceed 7% of cumulative premiums, withdrawals will reduce the maximum enhanced death benefit in proportion to the reduction in contract value.

The 7% Solution Enhanced Death Benefit is available only at the time you purchase your Contract and only if the contract owner or annuitant (when the contract owner is other than an individual) is not more than 80 years old at the time of purchase. The Annual Ratchet Enhanced Death Benefit is available only at the time you purchase your Contract and only if the contract owner or annuitant (when the contract owner is other than an individual) is not more than 79 years old at the time of purchase. The 7% Solution and Annual Ratchet Enhanced Death Benefits may not be available where a Contract is owned by joint owners.

DEATH BENEFIT DURING THE INCOME PHASE
If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.


                            CHARGES AND FEES
We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.

CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

  SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 9-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

  COMPLETE YEARS ELAPSED     0    1    2    3    4    5    6    7    8   9+
    SINCE PREMIUM PAYMENT
  SURRENDER CHARGE           8%   8%   8%   8%   7%   6%   5%   3%   1%  0%

  WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60 day period and your request for the surrender or withdrawal, together with all required documentation is received at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualifying medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states. If we waive the surrender charge, we will deduct any credit added to your contract value within 1 year, and we will not add any additional credit to any additional premium you pay on or after the date of any such waiver.

  FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 10% of your contract value on the date of withdrawal less any withdrawals during that contract year.

  SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested.
ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix C. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

  PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawals or on the annuity start date.

  ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $40 per Contract. This charge is waived if you have a contract value $100,000 or more at the end of a contract year or the sum of the premiums paid equals or exceeds $100,000. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

  TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
  MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the death benefit you have elected. If you have elected the Standard Death Benefit, the charge, on an annual basis, is equal to 1.25% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day. If you have elected an enhanced death benefit, the charge, on an annual basis, is equal to 1.40% for the Annual Ratchet Enhanced Death Benefit, or 1.55% for the 7% Solution Enhanced Death Benefit, of the assets you have in each subaccount. The charge is deducted each business day at the rate of .003863% or .004280%, respectively, for each day since the previous business day.

  ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% for each day since the previous business day. This charge is deducted daily from your assets in each subaccount in order to compensate us for a portion of the administrative expenses under the Contract.

OPTIONAL RIDER CHARGES

Subject to state availability, you may purchase one of three optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. A Market Value Adjustment may apply if rider charges are deducted from your Fixed Interest Allocation more than 30 days before its maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract - Optional Riders."

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

       Waiting Period     Quarterly Charge
       --------------     ----------------
       10 Year............0.20% of the MGAB Charge Base (0.80% annually)
       20 Year............0.20% of the MGAB Charge Base (0.80% annually)

The MGAB Charge Base is the total of (i)the MGAB Base on the rider date, and (ii)premiums and credits during the 2-year period commencing on the rider date, adjusted pro rata for withdrawals and adjusted for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:
       MGIB Base Rate     Quarterly Charge
       --------------     ----------------
       0% ................0.05% of the MGIB Base (0.20% annually)
       3%.................0.08% of the MGIB Base (0.32% annually)
       5%.................0.10% of the MGIB Base (0.40% annually)
       6%.................0.15% of the MGIB Base (0.60% annually)
       7%.................0.20% of the MGIB Base (0.80% annually)


The MGIB Base depends on the amount of premiums you pay, the credit applied, when you pay the premium, the MGIB Base Rate you select, less pro rata adjustments for withdrawals and transfers. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Base immediately prior to the surrender or annuitization.

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.20% (0.80% annually) of the MGWB Eligible Payment Amount. See "Minimum Guaranteed Withdrawal Benefit (MGWB) Rider" for a description of the MGWB Eligible Payment Amount. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status.
If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your total premiums paid, and applicable credits, immediately prior to the surrender or annuitization.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Please read the respective Trust prospectus for details.


                           THE ANNUITY OPTIONS
ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option chosen. You may change annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value adjusted for any applicable Market Value Adjustment on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to purchase a Fixed Interest Allocation, and the applicable payment rate.

Our approval is needed for any option where:

     (1) The person named to receive payment is other than the contract owner or beneficiary;

     (2) The person named is not a natural person, such as a corporation; or

     (3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the Statement of Additional Information. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult your tax adviser for tax advice.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

  OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

  OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Payment is made for the life of the annuitant in equal monthly installments and guaranteed for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, payments continue until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

  OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments.
Monthly payment amounts are available if you ask for them.

  OPTION 4. ANNUITY PLAN. The contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

     (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in the Contract.

     (2) For Option 3, no amounts are payable after both named persons have died.

     (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.


                        OTHER CONTRACT PROVISIONS
REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report, including rider charges if you have elected one of the optional riders offered in this prospectus. We will also send you copies of any shareholder reports of the investment portfolios in which Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the Securities and Exchange Commission so that the sale of securities held in Account B may not reasonably occur or so that the Company may not reasonably determine the value of Account B's net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or sex given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES  APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the fixed account), (ii) then we exclude any credit initially applied, and (iii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.

SELLING THE CONTRACT
Directed Services, Inc. is the principal underwriter and distributor of the Contract as well as for other contracts issued through Account B and other separate accounts of Golden American. We pay Directed Services for acting as principal underwriter under a distribution agreement which in turn pays the writing agent. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Directed Services enters into sales agreements with broker-dealers to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. Directed Services receives a maximum of 5.5% commission, and passes through 100% of the commission to the broker-dealer whose registered representative sold the contract.


                        UNDERWRITER COMPENSATION
         ----------------------------------------------------------
         |                  |                  |                  |
         |     NAME OF      |    AMOUNT OF     |      OTHER       |
         |    PRINCIPAL     | COMMISSION TO BE |  COMPENSATION    |
         |   UNDERWRITER    |       PAID       | Reimbursement of |
         |                  | Maximum of 5.5%  |       any        |
         |     Directed     |  of any initial  | covered expenses |
         |  Services, Inc.  |  or additional   |     incurred     |
         |                  | premium payments |  by registered   |
         |                  |   except when    | representatives  |
         |                  |     combined     |        in        |
         |                  | with some annual | connection with  |
         |                  |      trail       | the distribution |
         |                  |   commissions.   |      of the      |
         |                  |                  |    Contracts.    |
         |                  |                  |                  |
         ----------------------------------------------------------


Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed 5.5% of total premium payments).

We do not pay any additional commissions on the sale or exercise of any of the optional benefit riders offered in this prospectus.


                            OTHER INFORMATION
VOTING RIGHTS
We will vote the shares of a Trust owned by Account B according to your instructions. However, if the Investment Company Act of 1940 or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Account B which are not attributable to contract owners in the same proportion.

YEAR 2000 PROBLEM
Like other business organizations and individuals around the world, Golden American and Account B could be adversely affected if the computer systems doing the accounts processing or on which Golden American and/or Account B relies do not properly process and calculate date-related information related to the end of the year 1999. This is commonly known as the Year 2000 (or Y2K) Problem. Golden American is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by its and Account B's major service providers. At this time, however, we cannot guarantee that these steps will be sufficient to avoid any adverse impact on Golden American and Account B.

STATE REGULATION
We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a materially adverse impact on the Company or Account B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Secretary of Golden American. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of Golden American Life Insurance Company and Account B appearing in this prospectus or in the Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in this prospectus or in the Statement of Additional Information and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                       FEDERAL TAX CONSIDERATIONS
The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
  DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Account B, through the subaccounts, will satisfy these diversification requirements.

In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Account B assets supporting the Contract.

  REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
  IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
  NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

  WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the Owner's investment in the Contract. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.
In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

  PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

      o   made on or after the taxpayer reaches age 59  1/2;

      o   made on or after the death of a contract owner;

      o   attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

  ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

  TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

  TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax adviser as to the tax consequences.

  WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

  MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and contributions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

  DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

  WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Golden American will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified
Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRAS
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

ENHANCED DEATH BENEFIT
The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the contract value. The Internal Revenue Service has not ruled whether an Enhanced Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any Code section 401(a) pension or profit-sharing plan or Code section 403(b) tax-sheltered annuity. Employers using the Contract may want to consult their tax adviser regarding such limitation. Further, the Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the Enhanced Death Benefit provision in the Contract comports with IRA qualification requirements.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

[Shaded Section Header]
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      FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Stockholder
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company as of December 31, 1998 and 1997, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for the year ended December 31, 1998 and for the periods from October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 1998 and 1997, and the consolidated results of its operations and its cash flows for the year ended December 31, 1998 and for the periods from October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996 in conformity with generally accepted accounting principles.


                                             /s/Ernst & Young LLP




Des Moines, Iowa
February 12, 1999

                         GOLDEN AMERICAN LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                    (Dollars in thousands, except per share data)


                                                  POST-MERGER
                                     ------------------------------------
                                     December 31, 1998  December 31, 1997
                                     -----------------  -----------------
ASSETS
Investments:
  Fixed maturities, available for
    sale, at fair value (cost:
    1998 - $739,772; 1997 -
    $413,288)......................     $  741,985        $  414,401
  Equity securities, at fair value
    (cost: 1998 - $14,437; 1997 -
    $4,437)........................         11,514             3,904
  Mortgage loans on real estate....         97,322            85,093
  Policy loans.....................         11,772             8,832
  Short-term investments...........         41,152            14,460
                                        ----------        ----------
Total investments..................        903,745           526,690
Cash and cash equivalents..........          6,679            21,039
Due from affiliates................          2,983               827
Accrued investment income..........          9,645             6,423
Deferred policy acquisition costs..        204,979            12,752
Value of purchased insurance in
  force............................         35,977            43,174
Current income taxes recoverable...            628               272
Deferred income tax asset..........         31,477            36,230
Property and equipment, less
  allowances for depreciation
  of $801 in 1998 and $97 in 1997..          7,348             1,567
Goodwill, less accumulated
  amortization of $4,408 in 1998
  and $630 in 1997.................        146,719           150,497
Other assets.......................          6,239               755
Separate account assets............      3,396,114         1,646,169
                                        ----------        ----------
Total assets.......................     $4,752,533        $2,446,395
                                        ==========        ==========


                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS (CONTINUED)
                (Dollars in thousands, except per share data)

                                                  POST-MERGER
                                     ------------------------------------
                                     December 31, 1998  December 31, 1997
                                     -----------------  -----------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Policy liabilities and accruals:
 Future policy benefits:
 Annuity and interest sensitive life
   products.........................     $  881,112        $  505,304
 Unearned revenue reserve...........          3,840             1,189
 Other policy claims and benefits...             --                10
                                         ----------        ----------
                                            884,952           506,503

Line of credit with affiliate.......             --            24,059
Surplus notes.......................         85,000            25,000
Due to affiliates...................             --                80
Other liabilities...................         32,573            17,271
Separate account liabilities........      3,396,114         1,646,169
                                         ----------        ----------
                                          4,398,639         2,219,082

Commitments and contingencies

Stockholder's equity:
 Common stock, par value $10 per share,
   authorized,issued and outstanding
   250,000 shares...................          2,500            2,500
 Additional paid-in capital.........        347,640          224,997
 Accumulated other comprehensive
   income (loss)....................           (895)             241
 Retained earnings (deficit)........          4,649             (425)
                                         ----------       ----------
Total stockholder's equity..........        353,894          227,313
                                         ----------       ----------
Total liabilities and stockholder's
  equity............................     $4,752,533       $2,446,395
                                         ==========       ==========


                      See accompanying notes.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF OPERATIONS
                      (Dollars in thousands)


                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |                                     |
REVENUES:                                                          |                                     |
 Annuity and interest sensitive                                    |                                     |
  life product charges........    $  39,119           $  3,834     |     $ 18,288           $ 8,768      |     $12,259
 Management fee revenue.......        4,771                508     |        2,262               877      |       1,390
 Net investment income........       42,485              5,127     |       21,656             5,795      |       4,990
 Realized gains (losses) on                                        |                                     |
  investments.................       (1,491)                15     |          151                42      |        (420)
 Other income.................        5,569                236     |          426               486      |          70
                                  ---------           --------     |     --------           -------      |     -------
                                     90,453              9,720     |       42,783            15,968      |      18,289
                                                                   |                                     |
                                                                   |                                     |
INSURANCE BENEFITS AND EXPENSES:                                   |                                     |
Annuity and interest sensitive                                     |                                     |
 life benefits:                                                    |                                     |
 Interest credited to account                                      |                                     |
  balances.....................      94,845              7,413     |       19,276             5,741      |       4,355
 Benefit claims incurred in                                        |                                     |
  excess of account balances...       2,123                 --     |          125             1,262      |         915
 Underwriting, acquisition                                         |                                     |
  and insurance expenses:                                          |                                     |
  Commissions..................     121,171              9,437     |       26,818             9,866      |      16,549
  General expenses.............      37,577              3,350     |       13,907             5,906      |       9,422
  Insurance taxes..............       4,140                450     |        1,889               672      |       1,225
  Policy acquisition costs                                         |                                     |
    deferred...................    (197,796)           (13,678)    |      (29,003)          (11,712)     |     (19,300)
  Amortization:                                                    |                                     |
   Deferred policy acquisition                                     |                                     |
     costs.....................       5,148                892     |        1,674               244      |       2,436
   Value of purchased insurance                                    |                                     |
     in force..................       4,724                948     |        5,225             2,745      |         951
   Goodwill....................       3,778                630     |        1,398               589      |          --
                                  ---------          ---------     |     --------            ------      |     -------
                                     75,710              9,442     |       41,309            15,313      |      16,553
                                                                   |                                     |
Interest expense...............       4,390                557     |        2,082                85      |          --
                                  ---------          ---------     |     --------            ------      |     -------
                                     80,100              9,999     |       43,391            15,398      |      16,553
                                  ---------          ---------     |     --------            ------      |     -------
Income (loss) before income                                        |                                     |
  taxes........................      10,353               (279)    |         (608)              570      |       1,736
                                                                   |                                     |
Income taxes...................       5,279                146     |       (1,337)              220      |      (1,463)
                                  ---------          ---------     |     --------            ------      |     -------
Net income (loss)..............   $   5,074          $    (425)    |     $    729           $   350      |    $  3,199
                                  =========          =========     |     ========           =======      |    ========


                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                      (Dollars in thousands)


                                                                       Accumulated
                                             Redeemable   Additional      Other       Retained          Total
                                   Common    Preferred      Paid-in   Comprehensive   Earnings      Stockholder's
                                   Stock       Stock        Capital   Income (Loss)   (Deficit)        Equity
                                   ------------------------------------------------------------------------------
                                                                   PRE-ACQUISITION
                                   ------------------------------------------------------------------------------
Balance at January 1, 1996........ $2,500     $50,000     $  45,030     $   658         $  (63)      $  98,125
 Comprehensive income:
  Net income......................     --          --            --          --          3,199           3,199
  Change in net unrealized
   investment gains  (losses).....     --          --            --      (1,175)            --          (1,175)
 Comprehensive income.............                                                                       2,024
 Preferred stock dividends........     --          --            --          --           (719)           (719)
                                    ------    -------      --------     -------         ------       ---------
Balance at August 13, 1996........ $2,500     $50,000     $  45,030    $   (517)        $2,417       $  99,430
                                   ======     =======      ========    ========         ======       =========

                                   ------------------------------------------------------------------------------
                                                                  POST-ACQUISITION
                                   ------------------------------------------------------------------------------
Balance at August 14, 1996........ $2,500     $50,000     $  87,372          --             --        $139,872
 Comprehensive income:
  Net income......................     --          --            --          --         $  350             350
  Change in net unrealized
   investment gains (losses)......     --          --            --     $   262             --             262
 Comprehensive income.............                                          612
 Contribution of preferred stock
  to additional paid-in capital...     --     (50,000)       50,000          --             --             --
                                    ------    -------      --------     -------         ------       --------
Balance at December 31, 1996......   2,500         --       137,372         262            350        140,484
 Comprehensive income:
  Net income......................      --         --            --          --            729            729
  Change in net unrealized
   investment gains (losses)......      --         --            --       1,543             --          1,543
 Comprehensive income.............                                        2,272
 Contribution of capital..........      --         --         1,121          --             --          1,121
                                    ------    -------      --------     -------         ------       --------
Balance at October 24, 1997         $2,500         --      $138,493      $1,805         $1,079       $143,877
                                    ======    =======      ========      ======         ======       ========


                                   ------------------------------------------------------------------------------
                                                                     POST-MERGER
                                   ------------------------------------------------------------------------------
Balance at October 25, 1997.......  $2,500         --      $224,997          --             --      $227,497
 Comprehensive loss:
   Net loss.......................      --         --            --          --         $ (425)         (425)
  Change in net unrealized
   investment gains (losses)......      --         --            --     $   241             --           241
 Comprehensive loss...............                                                                      (184)
                                    ------    -------      --------     -------         ------       --------
Balance at December 31, 1997......   2,500         --       224,997         241           (425)      227,313
 Comprehensive income:
  Net income......................      --         --            --          --          5,074         5,074
  Change in net unrealized
   investment gains (losses)......      --         --            --      (1,136)            --        (1,136)
 Comprehensive income.............                                                                     3,938
 Contribution of capital..........      --         --       122,500          --             --       122,500
 Other............................      --         --           143          --             --           143
                                    ------    -------      --------     -------         ------      --------
Balance at December 31, 1998......  $2,500         --      $347,640     $  (895)        $4,649      $353,894
                                    ======    =======      ========     =======         ======      ========

                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CASH FLOWS
                      (Dollars in thousands)



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |                                     |
OPERATING ACTIVITIES                                               |                                     |
Net income (loss)............     $   5,074           $   (425)    |     $    729           $    350     |     $   3,199
Adjustments to reconcile net                                       |                                     |
 income (loss) to net cash                                         |                                     |
 provided by (used in)                                             |                                     |
 operations:                                                       |                                     |
 Adjustments related to annuity                                    |                                     |
  and interest sensitive life                                      |                                     |
  products:                                                        |                                     |
  Interest credited and other                                      |                                     |
   charges on interest                                             |                                     |
   sensitive products........         94,690             7,361     |       19,177              5,106     |         4,472
  Change in unearned                                               |                                     |
   revenues..................          2,651             1,189     |        3,292              2,063     |         2,084
 Decrease (increase) in                                            |                                     |
  accrued investment income..         (3,222)            1,205     |       (3,489)              (877)    |        (2,494)
 Policy acquisition costs                                          |                                     |
  deferred...................       (197,796)          (13,678)    |      (29,003)           (11,712)    |       (19,300)
 Amortization of deferred                                          |                                     |
  policy acquisition costs...          5,148               892     |        1,674                244     |         2,436
 Amortization of value of                                          |                                     |
  purchased insurance in                                           |                                     |
  force......................          4,724               948     |        5,225              2,745     |           951
 Change in other assets,                                           |                                     |
  other liabilities and                                            |                                     |
  accrued income taxes.......          9,891             4,205     |       (8,944)               (96)    |         4,672
 Provision for depreciation                                        |                                     |
  and amortization...........          8,147             1,299     |        3,203              1,242     |           703
 Provision for deferred                                            |                                     |
  income taxes...............          5,279               146     |          316                220     |        (1,463)
 Realized (gains) losses on                                        |                                     |
  investments................          1,491               (15)    |         (151)               (42)    |           420
                                   ---------          --------     |      --------           --------    |     ---------
Net cash provided by (used                                         |                                     |
 in)operating activities.....        (63,923)            3,127     |       (7,971)              (757)    |        (4,320)
                                                                   |                                     |
INVESTING ACTIVITIES                                               |                                     |
Sale, maturity or repayment                                        |                                     |
 of investments:                                                    |                                     |
 Fixed maturities - available                                      |                                     |
  for sale                           145,253             9,871     |       39,622             47,453     |        55,091
 Mortgage loans on real                                            |                                     |
  estate.....................          3,791             1,644     |        5,828                 40     |            --
 Short-term investments-net..             --                --     |       11,415              2,629     |           354
                                   ---------          --------     |     --------           --------     |     ---------
                                     149,044            11,515     |       56,865             50,122     |        55,445
Acquisition of investments:                                        |                                     |
 Fixed maturities - available                                      |                                     |
  for sale...................       (476,523)          (29,596)    |     (155,173)          (147,170)    |      (184,589)
 Equity securities...........        (10,000)               (1)    |       (4,865)                (5)    |            --
 Mortgage loans on real                                            |                                     |
  estate.....................        (16,390)          (14,209)    |      (44,481)           (31,499)    |            --
 Policy loans - net..........         (2,940)             (328)    |       (3,870)              (637)    |        (1,977)
 Short-term investments-net..        (26,692)          (13,244)    |           --                 --     |            --
                                   ---------          --------     |     --------           --------     |     ---------
                                    (532,545)          (57,378)    |     (208,389)          (179,311)    |      (186,566)
Purchase of property and                                           |                                     |
 equipment...................         (6,485)             (252)    |         (875)              (137)    |            --
                                   ---------          --------     |     --------           --------     |     ---------
Net cash used in investing                                         |                                     |
 activities..................       (389,986)          (46,115)    |     (152,399)          (129,326)    |      (131,121)


                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
         CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)
                      (Dollars in thousands)



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |                                     |
FINANCING ACTIVITIES                                               |                                     |
Proceeds from issuance of                                          |                                     |
 surplus note................     $  60,000                --      |           --           $ 25,000     |            --
Proceeds from reciprocal loan                                      |                                     |
 agreement borrowings........       500,722                --      |           --                 --     |            --
Repayment of reciprocal loan                                       |                                     |
 agreement borrowings........      (500,722)               --      |           --                 --     |            --
Proceeds from revolving                                            |                                     |
 note payable................       108,495                --      |           --                 --     |            --
Repayment of revolving note                                        |                                     |
 payable.....................      (108,495)               --      |           --                 --     |            --
Proceeds from line of credit                                       |                                     |
 borrowings..................            --           $10,119      |    $  97,124                 --     |            --
Repayment of line of credit                                        |                                     |
borrowings...................            --            (2,207)     |      (80,977)                --     |            --
Receipts from annuity and                                          |                                     |
 interest sensitive life                                           |                                     |
 policies credited to                                              |                                     |
 account balances............       593,428            62,306      |      261,549            116,819     |      $149,750
Return of account balances                                         |                                     |
 on annuity and interest                                           |                                     |
 sensitive life policies.....       (72,649)           (6,350)     |      (13,931)            (3,315)    |        (2,695)
Net reallocations to Separate                                      |                                     |
 Accounts                          (239,671)          (17,017)     |      (93,069)           (10,237)    |        (8,286)
Contributions of capital by                                        |                                     |
 parent......................        98,441                --      |        1,011                 --     |            --
Dividends paid on preferred                                        |                                     |
 stock.......................            --                --      |           --                 --     |          (719)
Net cash provided by                                               |                                     |
 financing activities........       439,549            46,851      |      171,707            128,267     |       138,050
                                                                   |                                     |
Increase (decrease) in cash                                        |                                     |
 and cash equivalents........       (14,360)            3,863      |       11,337             (1,816)    |         2,609
Cash and cash equivalents at                                       |                                     |
 beginning of period.........        21,039            17,176      |        5,839              7,655     |         5,046
Cash and cash equivalents at                                       |                                     |
 end of period...............     $   6,679           $21,039      |    $  17,176           $  5,839     |      $  7,655
                                                                   |                                     |
SUPPLEMENTAL DISCLOSURE                                            |                                     |
  OF CASH FLOW INFORMATION                                         |                                     |
Cash paid during the period                                        |                                     |
 for:                                                              |                                     |
 Interest....................     $   4,305           $   295      |    $   1,912                 --     |            --
 Income taxes................            99                --      |          283                 --     |            --
Non-cash financing activities:                                     |                                     |
 Non-cash adjustment to                                            |                                     |
  additional paid-in capital                                       |                                     |
  for adjusted merger costs..           143                --      |           --                 --     |            --
Contribution of property and                                       |                                     |
  equipment from EIC Variable,                                     |                                     |
  Inc. net of $353 of                                              |                                     |
  accumulated depreciation...            --                --      |          110                 --     |            --
Contribution of capital from                                       |                                     |
  parent to repay line of                                          |                                     |
  credit borrowings..........        24,059                --      |           --                 --     |            --


                     See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                         December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES

CONSOLIDATION

The consolidated financial statements include Golden American Life Insurance Company ("Golden American") and its wholly owned subsidiary, First Golden American Life Insurance Company of New
York ("First Golden," and with Golden American, collectively, the
"Companies"). All significant intercompany accounts and transactions have been eliminated.

ORGANIZATION

Golden American, a wholly owned subsidiary of Equitable of Iowa Companies, Inc., offers variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. On January 2, 1997 and December 23, 1997, First Golden became licensed to sell insurance products in New York and Delaware, respectively. The Companies' products are marketed by broker/dealers, financial institutions and insurance agents. The Companies' primary customers are consumers and corporations.

On October 24, 1997, PFHI Holding, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger ("Merger Agreement") dated July 7, 1997 among Equitable, PFHI and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation. See Note 6 for additional information regarding the merger.

On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable, Inc. (subsequently known as EIC Variable, Inc.) and its wholly owned subsidiaries, Golden American and Directed Services, Inc. ("DSI") from Whitewood Properties Corporation ("Whitewood"). See Note 7 for additional information regarding the acquisition.

For financial statement purposes, the ING merger was accounted for as a purchase effective October 25, 1997 and the change in control of Golden American through the acquisition of BT Variable, Inc. was accounted for as a purchase effective August 14, 1996. The merger and acquisition resulted in new bases of accounting reflecting estimated fair values of assets and liabilities at their respective dates. As a result, the Companies' financial statements for the periods after October 24, 1997 are presented on the Post-Merger new basis of accounting, for the period August 14, 1996 through October 24, 1997 are presented on the Post-Acquisition basis of accounting, and for August 13, 1996 and prior periods are presented on the Pre-Acquisition basis of accounting.

INVESTMENTS

Fixed Maturities: The Companies account for their investments under the Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which requires fixed maturities to be designated as either "available for sale," "held for investment" or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in value

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)


of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC") and deferred income taxes. At December 31, 1998 and 1997, all of the Companies' fixed maturities are designated as available for sale, although the Companies are not precluded from designating fixed maturities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations. Premiums and discounts are amortized/accrued utilizing a method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and other asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Equity Securities: Equity securities are reported at estimated fair value if readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which then becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations.

Mortgage Loans: Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Companies will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

Other Investments: Policy loans are reported at unpaid principal.
Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts.

Realized Gains and Losses: Realized gains and losses are determined on the basis of specific identification and average cost methods for manager initiated and issuer initiated disposals, respectively.

Fair Values: Estimated fair values, as reported herein, of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded fixed maturities are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of equity securities which consist of the Companies' investment in its registered separate accounts are based upon the quoted fair value of the securities comprising the individual portfolios underlying the separate accounts.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

CASH AND CASH EQUIVALENTS

For purposes of the accompanying Statements of Cash Flows, the Companies consider all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS

Certain costs of acquiring new insurance business, principally first year commissions and interest bonuses, extra credit bonuses and other expenses related to the production of new business, have been deferred. Acquisition costs for variable annuity and variable life products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively when the Companies revise their estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Companies have designated as "available for sale" under SFAS No. 115.

VALUE OF PURCHASED INSURANCE IN FORCE

As a result of the merger and the acquisition, a portion of the purchase price related to each transaction was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of VPIF is charged to expense in proportion to expected gross profits of the underlying business. This amortization is adjusted retrospectively when the Companies revise the estimate of current or future gross profits to be realized from the insurance contracts acquired. VPIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities. See Notes 6 and 7 for additional information on VPIF resulting from the merger and acquisition.

PROPERTY AND EQUIPMENT

Property and equipment primarily represent leasehold improvements, office furniture, certain other equipment and capitalized computer software and are not considered to be significant to the Companies' overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL

Goodwill was established as a result of the merger and is being amortized over 40 years on a straight-line basis. Goodwill established as a result of the acquisition was being amortized over 25 years on a straight-line basis. See Notes 6 and 7 for additional information on the merger and acquisition.

FUTURE POLICY BENEFITS

Future policy benefits for divisions with fixed interest guarantees of the variable products are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.00% to 10.00% during 1998, 3.30% to 8.25% during 1997 and 4.00% to 7.25% during 1996. The unearned revenue reserve represents unearned distribution fees. These distribution fees have been deferred and are amortized over the life of the contracts in proportion to expected gross profits.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

SEPARATE ACCOUNTS

Assets and liabilities of the separate accounts reported in the accompanying Balance Sheets represent funds separately administered principally for variable annuity and variable life contracts. Contractholders, rather than the Companies, bear the investment risk for the variable products. At the direction of the contractholders, the separate accounts invest the premiums from the sale of variable products in shares of specified mutual funds. The assets and liabilities of the separate accounts are clearly identified and segregated from other assets and liabilities of the Companies. The portion of the separate account assets equal to the reserves and other liabilities of variable annuity and variable life contracts cannot be charged with liabilities arising out of any other business the Companies may conduct.

Variable separate account assets are carried at fair value of the underlying investments and generally represent contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable annuity and variable life contracts invested in the separate accounts; the fair value of these liabilities is equal to their carrying amount. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Operations.

Product charges recorded by the Companies from variable products consist of charges applicable to each contract for mortality and expense risk, cost of insurance, contract administration and surrender charges. In addition, some variable annuity and all variable life contracts provide for a distribution fee collected for a limited number of years after each premium deposit. Revenue recognition of collected distribution fees is amortized over the life of the contract in proportion to its expected gross profits. The balance of unrecognized revenue related to the distribution fees is reported as an unearned revenue reserve.

DEFERRED INCOME TAXES

Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on equity securities and fixed maturities the Companies have designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Companies' Statements of Operations are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS
Golden American's ability to pay dividends to its Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 1999, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder unless a notice of its intent to declare a dividend and the amount of the dividend has been filed at least thirty days in advance of the proposed declaration. If the Superintendent finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing.
                                    85

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

SEGMENT REPORTING

As of December 31, 1998, the Companies adopted the SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information." SFAS No. 131 superseded SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise." SFAS No. 131 establishes standards for the way public business enterprises report information about operating segments in annual financial statements and requires enterprises to report selected information about operating segments in interim financial reports. SFAS No. 131 also establishes standards for related disclosures about products and services, geographic areas and major customers.

The Companies manage their business as one segment, the sale of variable products designed to meet customer needs for tax-advantaged methods of saving for retirement and protection from unexpected death. Variable products are sold to consumers and corporations throughout the United States. The adoption of SFAS No. 131 did not affect the results of operations or financial position of the Companies.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and value of purchased insurance in force, (4) fair values of assets and liabilities recorded as a result of merger and acquisition transactions, (5) asset valuation allowances, (6) guaranty fund assessment accruals, (7) deferred tax benefits (liabilities) and (8) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the proceeding are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

RECLASSIFICATIONS

Certain amounts in the financial statements for the periods ended within the years ended December 31, 1997 and 1996 have been reclassified to conform to the December 31, 1998 financial statement presentation.

2.   BASIS OF FINANCIAL REPORTING

The financial statements of the Companies differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger/acquisition and is amortized and charged to expense; (3) future policy benefit reserves for divisions with fixed interest guarantees of the variable products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


2.   BASIS OF FINANCIAL REPORTING (continued)

reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs and deferred income taxes (if applicable), credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturities is reduced to fair value by a charge to realized losses in the Statements of Operations when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (10) revenues for variable products consist of policy charges applicable to each contract for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (11) the financial statements of Golden American's wholly owned subsidiary are consolidated rather than recorded at the equity in net assets;
(12) surplus notes are reported as liabilities rather than as surplus; and (13) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

The net loss for Golden American as determined in accordance with statutory accounting practices was $68,002,000 in 1998, $428,000 in 1997 and $9,188,000 in 1996. Total statutory capital and surplus was $183,045,000 at December 31, 1998 and $76,914,000 at
December 31, 1997.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998

3.   INVESTMENT OPERATIONS

INVESTMENT RESULTS

Major categories of net investment income are summarized below:



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |       (Dollars in thousands)        |
                                                                   |                                     |
Fixed maturities.............     $35,224             $4,443       |     $18,488            $5,083       |     $4,507
Equity securities............          --                  3       |          --               103       |         --
Mortgage loans on                                                  |                                     |
 real estate.................       6,616                879       |       3,070               203       |         --
Policy loans.................         619                 59       |         482                78       |         73
Short-term                                                         |                                     |
 investments.................       1,311                129       |         443               441       |        341
Other, net...................         246               (154)      |          24                 2       |         22
Funds held in                                                      |                                     |
 escrow......................          --                 --       |          --                --       |        145
                                  -------             ------       |     -------            ------       |     ------
Gross investment                                                   |                                     |
 income......................      44,016              5,359       |      22,507             5,910       |      5,088
Less investment                                                    |                                     |
 expenses....................      (1,531)              (232)      |        (851)             (115)      |        (98)
                                  -------             ------       |     -------            ------       |     ------
Net investment                                                     |                                     |
 income......................     $42,485             $5,127       |     $21,656            $5,795       |     $4,990
                                  =======             ======       |     =======            ======       |     ======


Realized gains (losses) on investments are as follows:



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |        (Dollars in thousands)       |
                                                                   |                                     |
Fixed maturities:                                                  |                                     |
 available for sale..........     $(1,428)            $25          |     $151               $42          |     $(420)
Mortgage loans...............         (63)            (10)         |       --                --          |        --
                                  -------             ---          |     ----               ---          |     -----
Realized gains (losses)                                            |                                     |
 on investments..............     $(1,491)            $15          |     $151               $42          |     $(420)
                                  =======             ===          |     ====               ===          |     =====

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)

The change in unrealized appreciation (depreciation) of securities at fair value is as follows:


                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |       (Dollars in thousands)        |
                                                                   |                                     |
Fixed maturities:                                                  |                                     |
 Available for sale..........     $1,100              $(3,494)     |     $4,197             $2,497       |      $(3,045)
 Held for investment.........         --                   --      |         --                 --       |          (90)
Equity securities............     (2,390)                 (68)     |       (462)                (4)      |           (2)
                                  ------              -------      |     ------             ------       |      -------
Unrealized appreciation                                            |                                     |
 (depreciation) of                                                 |                                     |
 securities..................    $(1,290)             $(3,562)     |     $3,735             $2,493       |      $(3,137)
                                 =======              =======      |     ======             ======       |      =======


At December 31, 1998 and December 31, 1997, amortized cost, gross unrealized gains and losses and estimated fair values of fixed maturities, all of which are designated as available for sale, are as follows:

                                                               POST-MERGER
                                       ---------------------------------------------------------
                                                         Gross            Gross        Estimated
                                       Amortized       Unrealized      Unrealized        Fair
                                          Cost           Gains            Losses         Value
                                       ---------       ----------      ----------      ---------
                                                          (Dollars in thousands)
DECEMBER 31, 1998
U.S. government and governmental
 agencies and authorities............. $ 13,568          $  182          $   (8)       $ 13,742
Foreign governments...................    2,028               8              --           2,036
Public utilities......................   67,710             546            (447)         67,809
Corporate securities..................  365,569           4,578          (2,658)        367,489
Other asset-backed securities.........   99,877             281          (1,046)         99,112
Mortgage-backed securities............  191,020           1,147            (370)        191,797
                                       --------          ------         -------        --------
Total................................. $739,772          $6,742         $(4,529)       $741,985
                                       ========          ======         =======        ========

DECEMBER 31, 1997
U.S. government and governmental
  agencies and authorities............ $  5,705          $    5         $    (1)       $  5,709
Foreign governments...................    2,062              --              (9)          2,053
Public utilities......................   26,983              55              (4)         27,034
Corporate securities..................  259,798           1,105            (242)        260,661
Other asset-backed securities.........    3,155              32              --           3,187
Mortgage-backed securities............  115,585             202             (30)        115,757
                                       --------          ------         -------        --------
Total................................. $413,288          $1,399         $  (286)       $414,401
                                       ========          ======         =======        ========


                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)

At December 31, 1998, net unrealized investment gains on fixed maturities designated as available for sale totaled $2,213,000. Appreciation of $1,005,000 was included in stockholder's equity at December 31, 1998 (net of an adjustment of $203,000 to VPIF, an adjustment of $455,000 to DPAC and deferred income taxes of $550,000). Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair value for these securities.

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 1998 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                   POST-MERGER
                                           ---------------------------
                                           Amortized        Estimated
December 31, 1998                             Cost          Fair Value
----------------------------------------------------------------------
                                              (Dollars in thousands)
Due within one year......................  $ 50,208          $ 50,361
Due after one year through five years....   310,291           311,943
Due after five years through ten years...    78,264            78,541
Due after ten years......................    10,112            10,231
                                            448,875           451,076
Other asset-backed securities............    99,877            99,112
Mortgage-backed securities...............   191,020           191,797
                                           --------          --------
Total....................................  $739,772          $741,985
                                           ========          ========


An analysis of sales, maturities and principal repayments of the Companies' fixed maturities portfolio is as follows:



                                                        Gross       Gross      Proceeds
                                          Amortized    Realized    Realized      from
                                             Cost       Gains       Losses       Sale
                                          ---------    --------    --------    --------
                                                      (Dollars in thousands)
POST-MERGER
For the year ended December 31, 1998:
Scheduled principal repayments,
 calls and tenders......................  $102,504       $ 60      $    (3)    $102,561
Sales...................................    43,204        518       (1,030)      42,692
                                          --------       ----      -------     --------
Total...................................  $145,708       $578      $(1,033)    $145,253
                                          ========       ====      =======     ========

For the period October 25, 1997 through
 December 31, 1997:
Scheduled principal repayments,
 calls and tenders.....................   $  6,708      $  2            --     $  6,710
Sales..................................      3,138        23            --        3,161
                                          --------      ----       -------     --------
Total..................................   $  9,846      $ 25            --     $  9,871
                                          ========      ====       =======     ========


                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)



                                                        Gross       Gross      Proceeds
                                          Amortized    Realized    Realized      from
                                             Cost       Gains       Losses       Sale
                                          ---------    --------    --------    --------
                                                      (Dollars in thousands)
POST- ACQUISITION
For the period January 1, 1997 through
 October 24, 1997:
Scheduled principal repayments,
 calls and tenders.....................    $25,419         --         --       $25,419
Sales..................................     14,052       $153       $ (2)       14,203
                                           -------       ----       ----       -------
Total..................................    $39,471       $153       $ (2)      $39,622
                                           =======       ====       ====       =======
For the period August 14, 1996 through
 December 31, 1996:
Scheduled principal repayments,
 calls and tenders....................     $ 1,612         --         --       $ 1,612
Sales.................................      45,799       $115       $(73)       45,841
                                           -------       ----       ----       -------
Total.................................     $47,411       $115       $(73)      $47,453
                                           =======       ====       ====       =======

PRE-ACQUISITION
For the period January 1, 1996 through
 August 13, 1996:
Scheduled principal repayments,
 calls and tenders....................     $ 1,801         --         --       $ 1,801
Sales.................................      53,710       $152      $(572)       53,290
                                           -------       ----      -----       -------
Total.................................     $55,511       $152      $(572)      $55,091
                                           =======       ====      =====       =======


Investment Valuation Analysis: The Companies analyze the investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. During the year ended December 31, 1998, Golden American recognized a loss on two fixed maturity investments of $973,000. During 1997 and 1996, no investments were identified as having an other than temporary impairment.

Investments on Deposit: At December 31, 1998 and 1997, affidavits of deposits covering bonds with a par value of $6,470,000 and $6,605,000, respectively, were on deposit with regulatory authorities pursuant to certain statutory requirements.

Investment Diversifications: The Companies' investment policies related to the investment portfolio require diversification by asset type, company and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at December 31, 1998 and December 31, 1997. Fixed maturities included investments in basic industrials (26% in 1998, 30% in 1997), conventional mortgage-backed securities (25% in 1998, 13% in 1997), financial companies (19% in 1998, 24% in 1997), other asset-backed securities (11% in 1998) and various government bonds and government or agency mortgage-backed securities (5% in 1998, 17% in 1997). Mortgage loans on real estate have been analyzed

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)


by geographical location with concentrations by state identified as California (12% in 1998 and 1997), Utah (11% in 1998, 13% in 1997)
and Georgia (10% in 1998, 11% in 1997). There are no other concentrations of mortgage loans in any state exceeding ten percent at December 31, 1998 and 1997. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (36% in 1998, 43% in 1997), industrial buildings (32% in 1998, 33% in 1997) and retail facilities (20% in 1998, 15% in 1997). Equity securities are not significant to the Companies' overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 1998.

4.   COMPREHENSIVE INCOME

As of January 1, 1998, the Companies adopted the SFAS No. 130, "Reporting Comprehensive Income." SFAS No. 130 establishes new rules for the reporting and display of comprehensive income and its components; however, the adoption of this statement had no impact on the Companies' net income or stockholder's equity. SFAS No. 130 requires unrealized gains or losses on the Companies' available for sale securities (net of VPIF, DPAC and deferred income taxes) to be included in other comprehensive income. Prior to the adoption of SFAS No. 130, unrealized gains (losses) were reported separately in stockholder's equity. Prior year financial statements have been reclassified to conform to the requirements of SFAS No. 130.

Total comprehensive income (loss) for the Companies includes $1,015,000 for the year ended December 31, 1998 for First Golden ($159,000, $536,000 and $(57,000), respectively, for the periods
October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997 and December 17, 1996 through December 31, 1996). Other comprehensive income excludes net investment gains (losses) included in net income which merely represent transfers from unrealized to realized gains and losses. These amounts total $(2,133,000) in 1998. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments to VPIF and DPAC totaling $705,000 in 1998.

5.   FAIR VALUES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Companies' investments, investment contracts and debt fall within the standards' definition of a financial instrument. Fair values for the Companies' insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Companies' business or financial condition based on the information presented herein.

The Companies closely monitor the composition and yield of
invested assets, the duration and interest credited on insurance liabilities and resulting interest spreads and timing of cash flows. These amounts
                                    92

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


5.   FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

are taken into consideration in the Companies' overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Companies' business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

                                                   POST-MERGER
                                 -----------------------------------------------
                                    December 31, 1998       December 31, 1997
                                 ----------------------  -----------------------
                                              Estimated              Estimated
                                   Carrying     Fair      Carrying     Fair
                                    Value       Value      Value       Value
                                 -----------  ---------  ----------  -----------
                                             (Dollars in thousands)
ASSETS
Fixed maturities, available
 for sale......................  $  741,985  $  741,985  $  414,401   $  414,401
Equity securities..............      11,514      11,514       3,904        3,904
Mortgage loans on real estate..      97,322      99,762      85,093       86,348
Policy loans...................      11,772      11,772       8,832        8,832
Short-term investments.........      41,152      41,152      14,460       14,460
Cash and cash equivalents......       6,679       6,679      21,039       21,039
Separate account assets........  $3,396,114  $3,396,114  $1,646,169   $1,646,169

LIABILITIES
Annuity products...............     869,009     827,597     493,181      469,714
Surplus notes..................      85,000      90,654      25,000       28,837
Line of credit with affiliate..          --          --      24,059       24,059
Separate account liabilities...   3,396,114   3,396,114   1,646,169    1,646,169




The following methods and assumptions were used by the Companies in estimating fair values.

Fixed Maturities: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded securities are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities.

Equity Securities: Estimated fair values of equity securities, which consist of the Companies' investment in the portfolios underlying its separate accounts, are based upon the quoted fair value of individual securities comprising the individual portfolios. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable returns and quality.

Mortgage Loans on Real Estate: Fair values are estimated by discounting expected cash flows, using interest rates currently offered for similar loans.

Policy Loans: Carrying values approximate the estimated fair value for policy loans.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


5.   FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

Short-Term Investments and Cash and Cash Equivalents: Carrying values reported in the Companies' historical cost basis balance sheet approximate estimated fair value for these instruments due to their short-term nature.

Separate Account Assets: Separate account assets are reported at the quoted fair values of the individual securities in the separate accounts.

Annuity Products: Estimated fair values of the Companies' liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Companies would incur to extinguish the liability.

Surplus Notes: Estimated fair value of the Companies' surplus notes were based upon discounted future cash flows using a discount rate approximating the Companies' return on invested assets.

Line Of Credit With Affiliate: Carrying value reported in the
Companies' historical cost basis balance sheet approximates estimated fair value for this instrument.

Separate Account Liabilities: Separate account liabilities are reported at full account value in the Companies' historical cost balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

6.   MERGER

Transaction: On October 23, 1997, Equitable's shareholders approved the Merger Agreement dated July 7, 1997 among Equitable, PFHI and ING. On October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable according to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn, owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American and their wholly owned subsidiaries. In addition, Equitable owned all the outstanding capital stock of Locust Street Securities, Inc. ("LSSI"), Equitable Investment Services, Inc. (subsequently dissolved), DSI, Equitable of Iowa Companies Capital Trust, Equitable of Iowa Companies Capital Trust II and Equitable of Iowa Securities Network, Inc. (subsequently renamed ING Funds Distributor, Inc.). In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock and assumed approximately $400 million in debt. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation. All costs of the merger, including expenses to terminate certain benefit plans, were paid by the Parent.

Accounting Treatment: The merger was accounted for as a purchase resulting in a new basis of accounting, reflecting estimated fair values for assets and liabilities at October 24, 1997. The purchase price was allocated to EIC and its subsidiaries with $227,497,000 allocated to the Companies. Goodwill was established for the excess of the merger cost over the fair value of the net assets and attributed to EIC and its subsidiaries including Golden American and First Golden. The amount of goodwill allocated to the Companies relating to the merger was $151,127,000 at the merger date and is being amortized over 40 years on a straight-line basis. The carrying value of goodwill will be reviewed periodically for any indication of impairment in value. The Companies' DPAC, previous balance of VPIF and unearned revenue reserve, as of the merger date, were eliminated and a new asset of $44,297,000 representing VPIF was established for all policies in force at the merger date.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


6.   Merger (continued)

Value of Purchased Insurance In Force: As part of the merger, a portion of the acquisition cost was allocated to the right to receive future cash flows from insurance contracts existing with the Companies at the merger date. This allocated cost represents VPIF reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flow at the discount rate determined by ING.

An analysis of the VPIF asset is as follows:


                                                POST-MERGER
                                   -------------------------------------
                                                        For the period
                                      For the year     October 25, 1997
                                         ended              through
                                   December 31, 1998   December 31, 1997
                                   -----------------   -----------------
                                           (Dollars in thousands)

Beginning balance.................      $43,174              $44,297
                                        --------             --------
Imputed interest..................        2,802                1,004
Amortization......................       (7,753)              (1,952)
Changes in assumptions of
 timing of gross profits..........          227                   --
                                        --------             --------
Net amortization..................       (4,724)                (948)
Adjustment for unrealized gains
 on available for sale
 securities.......................          (28)                (175)
Adjustment for other receivables
 and merger costs.................       (2,445)                  --
                                        --------             --------
Ending balance....................      $35,977              $43,174
                                        =======              =======
Interest is imputed on the unamortized balance of VPIF at a rate of 7.38% for the year ended December 31, 1998 and 7.03% for the period October 25, 1997 through December 31, 1997. The amortization of VPIF, net of imputed interest, is charged to expense. VPIF decreased $2,664,000 in the second quarter of 1998 to adjust the value of other receivables at merger date and increased $219,000 in the first quarter of 1998 as a result of an adjustment to the merger costs. VPIF is adjusted for the unrealized gains (losses) on available for sale securities; such changes are included directly in stockholder's equity. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 1998 is $4,300,000 in 1999, $4,000,000 in 2000, $3,900,000 in 2001,
$3,700,000 in 2002 and $3,300,000 in 2003. Actual amortization may vary based upon changes in assumptions and experience.

7.   ACQUISITION

Transaction: On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable from Whitewood, a wholly owned subsidiary of Bankers Trust Company ("Bankers Trust"), according to the terms of the Purchase Agreement dated May 3, 1996 between Equitable and Whitewood. In exchange for the outstanding capital stock of BT Variable, Equitable paid the sum of $93,000,000 in cash to Whitewood in accordance with the terms of the Purchase Agreement. Equitable also paid the sum of $51,000,000 in cash to Bankers Trust to retire certain debt owed by BT
Variable to Bankers Trust pursuant to a revolving credit arrangement. After the acquisition, the BT Variable, Inc. name was changed to EIC Variable, Inc. On April 30, 1997, EIC Variable, Inc. was liquidated and its investments in

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


7.   Acquisition (continued)

Golden American and DSI were transferred to Equitable, while the remainder of its net assets were contributed to Golden American.
On December 30, 1997, EIC Variable, Inc. was dissolved.

Accounting Treatment: The acquisition was accounted for as a purchase resulting in a new basis of accounting, which reflected estimated fair values for assets and liabilities at August 13, 1996. The purchase price was allocated to the three companies purchased - BT Variable, DSI and Golden American. The allocation of the purchase price to Golden American was approximately $139,872,000. Goodwill was established for the excess of the purchase price over the fair value of the net assets acquired and attributed to Golden American. The amount of goodwill relating to the acquisition was $41,113,000 and was amortized over 25 years on a straight-line basis until the October 24, 1997 merger with ING. Golden American's DPAC, previous balance of VPIF and unearned revenue reserve, as of the acquisition date, were eliminated and an asset of $85,796,000 representing VPIF was established for all policies in force at the acquisition date.

Value of Purchased Insurance In Force: As part of the acquisition, a portion of the acquisition cost was allocated to the right to receive future cash flows from the insurance contracts existing with Golden American at the date of acquisition. This allocated cost represents VPIF reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flows at the discount rate determined by Equitable.

An analysis of the VPIF asset is as follows:



                                           POST-ACQUISITION           | PRE-ACQUISITION
                                  ------------------------------------|----------------
                                  For the period     For the period   | For the period
                                  January 1, 1997    August 14,1996   | January 1, 1996
                                      through           through       |     through
                                  October 24, 1997  December 31, 1996 | August 13, 1996
                                  ----------------  ----------------- | ---------------
                                                (Dollars in thousands)
                                                                      |
Beginning balance................      $83,051           $85,796      |      $6,057
                                       -------           -------      |      ------
Imputed interest.................        5,138             2,465      |         273
Amortization.....................      (12,656)           (5,210)     |      (1,224)
Changes in assumption of                                              |      ------
 timing of gross profits.........        2,293                --      |          --
                                       -------           -------      |
Net amortization.................       (5,225)           (2,745)     |        (951)
Adjustment for unrealized gains                                       |
 (losses) on available for sale                                       |
 securities......................         (373)               --      |          11
                                       -------           -------      |      ------
Ending balance                         $77,453           $83,051      |      $5,117
                                       =======           =======      |      ======

Pre-Acquisition VPIF represents the remaining value assigned to in force contracts when Bankers Trust purchased Golden American from Mutual Benefit Life Insurance Company in Rehabilitation ("Mutual
Benefit") on September 30, 1992.

Interest was imputed on the unamortized balance of VPIF at rates of 7.70% to 7.80% for the period August 14, 1996 through October 24, 1997. The amortization of VPIF net of imputed interest was charged to expense. VPIF was also adjusted for the unrealized gains (losses) on available for sale securities; such changes were included directly in stockholder's equity.


8.   INCOME TAXES

Golden American files a consolidated federal income tax return.
Under the Internal Revenue Code, a newly acquired insurance company cannot file as part of its parent's consolidated tax return for 5 years.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


8.   INCOME TAXES(continued)

At December 31, 1998, the Companies have net operating loss
("NOL") carryforwards for federal income tax purposes of approximately $50,917,000. Approximately $5,094,000, $3,354,000
and $42,469,000 of these NOL carryforwards are available to offset future taxable income of the Companies through the years 2011, 2012 and 2013, respectively.

INCOME TAX EXPENSE

Income tax expense (benefit) included in the consolidated financial statements is as follows:



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |        (Dollars in thousands)       |
                                                                   |                                     |
Current.....................          --                --         |     $    12              --         |          --
Deferred....................      $5,279              $146         |     (1,349)            $220         |     $(1,463)
                                  ------              ----         |                                     |
                                  $5,279              $146         |     $(1,337)           $220         |     $(1,463)
                                  ======              ====         |     =======            ====         |     =======


The effective tax rate on income (loss) before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference is as follows:

                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |        (Dollars in thousands)       |
                                                                   |                                     |
                                                                   |                                     |
Income (loss) before                                               |                                     |
 income taxes..............       $10,353             $(279)       |     $ ( 608)           $570         |     $1,736
                                  =======             =====        |     =======            ====         |     ======
Income tax (benefit) at                                            |                                     |
 federal statutory rate....       $ 3,624             $ (98)       |     $  (213)           $200         |     $  607
Tax effect (decrease) of:                                          |                                     |
 Realization of NOL                                                |                                     |
   carryforwards...........            --                --        |         --               --         |     (1,214)
 Goodwill amortization.....         1,322               220        |         --               --         |         --
 Compensatory stock                                                |                                     |
  option and restricted                                            |                                     |
  stock expense............            --                --        |     (1,011)              --         |         --
 Meals and                                                         |                                     |
  entertainment............           157                23        |         53               20         |         --
 Other items...............           176                 1        |       (166)              --         |         --
Change in valuation                                                |                                     |
 allowance.................            --                --        |         --               --         |       (856)
                                  =------             -----        |    -------             ----         |    -------
Income tax expense                                                 |                                     |
 (benefit).................       $ 5,279             $ 146        |    $(1,337)            $220         |    $(1,463)
                                  =======             =====        |    =======             ====         |    =======

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


8.   INCOME TAXES (continued)

DEFERRED INCOME TAXES

The tax effect of temporary differences giving rise to the Companies' deferred income tax assets and liabilities at December
31, 1998 and 1997 is as follows:


                                                  POST-MERGER
                                       ------------------------------------
                                       December 31, 1998  December 31, 1997
                                       -----------------  -----------------
                                              (Dollars in thousands)
Deferred tax assets:
 Net unrealized depreciation of
  securities at fair value..........     $    691                    --
 Future policy benefits.............       66,273               $27,399
 Deferred policy acquisition costs..           --                 4,558
 Goodwill...........................       16,323                17,620
 Net operating loss carryforwards...       17,821                 3,044
 Other..............................        1,272                 1,548
                                         --------               -------
                                          102,380                54,169


Deferred tax liabilities:
 Net unrealized appreciation of
  securities at fair value..........             --           $   (130)
 Fixed maturity securities..........       $ (1,034)            (1,665)
 Deferred policy acquisition costs..        (55,520)                --
 Mortgage loans on real estate......           (845)              (845)
 Value of purchased insurance in
  force.............................        (12,592)           (15,172)
 Other..............................           (912)              (127)
                                           --------           --------
                                            (70,903)           (17,939)
                                           --------           --------
Deferred income tax asset...........       $ 31,477           $ 36,230
                                           ========           ========

The Companies are required to establish a "valuation allowance" for any portion of the deferred tax assets management believes will not be realized. In the opinion of management, it is more likely than not the Companies will realize the benefit of the deferred tax assets; therefore, no such valuation allowance has been established.

9.   RETIREMENT PLANS

Defined Benefit Plans: In 1998 and 1997, the Companies were allocated their share of the pension liability associated with their employees. The Companies' employees are covered by the employee retirement plan of an affiliate, Equitable Life. Further, Equitable Life sponsors a defined contribution plan that is qualified under Internal Revenue Code Section 401(k). The following tables summarize the benefit obligations and the funded status for pension benefits over the two-year period ended December 31, 1998:

                       GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


9.   RETIREMENT PLANS (continued)


                                               1998           1997
                                             --------        ------
                                             (Dollars in thousands)
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at January 1............   $  956          $192
Service cost...............................    1,138           682
Interest cost..............................       97            25
Actuarial loss.............................    2,266            57
Benefit payments...........................      (3)           --
                                              ------          ----
Benefit obligation at December 31..........   $4,454          $956
                                              ======          ====

                                               1998           1997
                                             --------        ------
                                             (Dollars in thousands)
FUNDED STATUS
Funded status at December 31...............  $(4,454)        $(956)
Unrecognized net loss......................    2,266            --
                                             -------         -----
Net amount recognized......................  $(2,188)        $(956)
                                             =======         =====

During 1998 and 1997, the Companies' plan assets were held by Equitable Life, an affiliate.

The weighted-average assumptions used in the measurement of the Companies' benefit obligation are as follows:

                                                1998          1997
                                               ------        ------
DECEMBER 31
Discount rate................................   6.75%         7.25%
Expected return on plan assets...............   9.50          9.00
Rate of compensation increase................   4.00          5.00


The following table provides the net periodic benefit cost for the fiscal years 1998 and 1997:

                                        POST-MERGER               | POST-ACQUISITION
                             ------------------------------------ | ----------------
                                                For the period    |  For the period
                                For the year     October 25,1997  |  January 1,1997
                                   ended             through      |      through
                             December 31, 1998  December 31, 1997 | October 24, 1997
                             -----------------  ----------------- | ----------------
                                                  (Dollars in thousands)
                                                                  |
Service cost................      $1,138               $114       |        $568
Interest cost...............          97                 10       |          15
Amortization of net loss....          --                 --       |           1
                                  ------               ----       |        ----
Net periodic benefit cost...      $1,235               $124       |        $584
                                  ======               ====       |        ====

There were no gains or losses resulting from curtailments or settlements during 1998 or 1997.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


9.   RETIREMENT PLANS (continued)

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $4,454,000, $3,142,000 and $0, respectively, as of December 31, 1998 and $956,000, $579,000 and $0, respectively, as of December 31, 1997.

10.  RELATED PARTY TRANSACTIONS

Operating Agreements: DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable insurance products issued by the Companies. DSI is authorized to enter into agreements with broker/dealers to distribute the Companies' variable insurance products and appoint representatives of the broker/dealers as agents. For the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the Companies paid commissions to DSI totaling $117,470,000, $9,931,000 and $26,419,000, respectively ($9,995,000 for the period August 14, 1996 through December 31, 1996 and $17,070,000 for the period January 1, 1996 through August 13, 1996).

Golden American provides certain managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the fee was $4,771,000, $508,000 and $2,262,000, respectively. For the periods August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996 the fee was $877,000 and $1,390,000, respectively.

Effective January 1, 1998, the Companies have an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management services. Under the agreement, the Companies record a fee based on the value of the assets under management. The fee is payable quarterly. For the year ended December 31, 1998, the Companies incurred fees of $1,504,000 under this agreement.

Prior to 1998, the Companies had a service agreement with Equitable Investment Services, Inc. ("EISI"), an affiliate, in which EISI provided investment management services. Payments for these services totaled $200,000, $768,000 and $72,000 for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997 and August 14, 1996 through December 31, 1996, respectively.

Golden American has a guaranty agreement with Equitable Life, an affiliate. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. As Golden American's risk based capital level was above required amounts, no annual fee was payable in 1998 or in 1997.

Golden American provides certain advisory, computer and other resources and services to Equitable Life. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $5,833,000 for the year ended December 31, 1998 ($1,338,000 and $2,992,000 for the periods October 25,

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998

10.  RELATED PARTY TRANSACTIONS (continued)

1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively). No services were provided by Golden American in 1996.

The Companies have a service agreement with Equitable Life in which Equitable Life provides administrative and financial related services. Under this agreement, the Companies incurred expenses of $1,058,000 for the year ended December 31, 1998 ($13,000 and $16,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively).

First Golden provides resources and services to DSI. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $75,000 in 1998.

For the year ended December 31, 1998, the Companies had premiums, net of reinsurance, for variable products from four affiliates, Locust Street Securities, Inc., Vestax Securities Corporation, DSI and Multi-Financial Securities Corporation of $122,900,000, $44,900,000, $13,600,000 and $13,400,000, respectively. The
Companies had premiums, net reinsurance, for variable products from three affiliates, Locust Street Securities, Inc., Vestax Securities Corporation and DSI of $9,300,000, $1,900,000 and $2,100,000 respectively, for the period October 25, 1997 through December 31, 1997 ($16,900,000, $1,200,000 and $400,000 for the
period January 1, 1997 through October 24, 1997, respectively).

Reciprocal Loan Agreement: Golden American maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement which became effective January 1, 1998 and expires December 31, 2007, Golden American and ING AIH can borrow up to $65,000,000 from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval of the State of Delaware Department of Insurance. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $1,765,000 in 1998. At December 31, 1998, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

Line of Credit: Golden American maintained a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement which became effective December 1, 1996 and expired December 31, 1997, Golden American could borrow up to $25,000,000. Interest on any borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. Under this agreement, Golden American incurred interest expense of $211,000 for the year ended December 31, 1998 ($213,000 for the period October 25, 1997 through December 31, 1997, $362,000 for the period January 1, 1997 through October 24, 1997 and $85,000 for the period August 14, 1996 through December 31, 1996). The outstanding balance was paid by a capital contribution.

Surplus Notes: On December 30, 1998, Golden American issued a 7.25% surplus note in the amount of $60,000,000 to Equitable Life. The note matures on December 29, 2028. The note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred no interest in 1998.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


10.  RELATED PARTY TRANSACTIONS (continued)
On December 17, 1996, Golden American issued an 8.25% surplus note in the amount of $25,000,000 to Equitable. The note matures on December 17, 2026. The note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors of Golden American. Any payment of principal made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred interest totaling $2,063,000 in 1998 ($344,000 and $1,720,000 for the periods
October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively). On December 17, 1996, Golden American contributed the $25,000,000 to First Golden acquiring 200,000 shares of common stock (100% of outstanding stock) of First Golden.

Stockholder's Equity:  On September 23, 1996, EIC Variable, Inc.
contributed $50,000,000 of Preferred Stock to the Companies' additional paid-in capital. During 1998, Golden American received
$122,500,000 of capital contributions from its Parent.

11.  COMMITMENTS AND CONTINGENCIES

Contingent Liability: In a transaction that closed on September 30, 1992, Bankers Trust acquired from Mutual Benefit, in accordance with the terms of an Exchange Agreement, all of the issued and outstanding capital stock of Golden American and DSI and certain related assets for consideration with an aggregate value of $13,200,000 and contributed them to BT Variable. The transaction involved settlement of pre-existing claims of Bankers Trust against Mutual Benefit. The ultimate value of these claims has not yet been determined by the Superior Court of New Jersey and, prior to August 13, 1996, was contingently supported by a $5,000,000 note payable from Golden American and a $6,000,000 letter of credit from Bankers Trust. Bankers Trust estimated the contingent liability due from Golden American amounted to $439,000 at August 13, 1996. At August 13, 1996, the balance of the escrow account established to fund the contingent liability was $4,293,000.

On August 13, 1996, Bankers Trust made a cash payment to Golden American in an amount equal to the balance of the escrow account less the $439,000 contingent liability discussed above. In exchange, Golden American irrevocably assigned to Bankers Trust all of Golden American's rights to receive any amounts to be disbursed from the escrow account in accordance with the terms of the Exchange Agreement. Bankers Trust also irrevocably agreed to make all payments becoming due under the Golden American note and to indemnify Golden American for any liability arising from the note.

Reinsurance: At December 31, 1998, the Companies had reinsurance treaties with four unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks under variable contracts. The Companies remain liable to the extent reinsurers do not meet their obligations under the reinsurance agreements. Reinsurance ceded in force for life mortality risks were $111,552,000 and $96,686,000 at December 31, 1998 and 1997, respectively. At December 31, 1998, the Companies have a net receivable of $7,470,000 for reserve credits, reinsurance claims or other receivables from these reinsurers comprised of $439,000 for claims recoverable from reinsurers, $543,000 for a payable for reinsurance premiums and $7,574,000 for a receivable from an unaffiliated reinsurer. Included in the accompanying financial statements are net considerations to reinsurers of $4,797,000, $326,000, $1,871,000, $875,000 and
$600,000 and net policy benefits recoveries of $2,170,000, $461,000, $1,021,000, $654,000 and $1,267,000 for the year ended
December 31, 1998 and for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996, respectively.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


11.  COMMITMENTS AND CONTINGENCIES (continued)

Effective June 1, 1994, Golden American entered into a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying financial statements are presented net of the effects of the treaty which increased income by $1,022,000, $265,000, $335,000, $10,000 and $56,000 for the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996, respectively.

Guaranty Fund Assessments: Assessments are levied against the Companies by life and health guaranty associations in most states in which the Companies are licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Companies cannot predict whether and to what extent legislative initiatives may affect the right to offset. The associated cost for a particular insurance company can vary significantly based upon its fixed account premium volume by line of business and state premiums as well as its potential for premium tax offset. The Companies have established an undiscounted reserve to cover such assessments and regularly reviews information regarding known failures and revises its estimates of future guaranty fund assessments. Accordingly, the Companies accrued and charged to expense an additional $1,123,000 for the year ended December 31, 1998, $141,000 for the period October 25, 1997 through December 31, 1997, $446,000 for the period January 1, 1997 through October 24, 1997, $291,000 for the period August 14, 1996 through December 31, 1996 and $480,000 for the period January 1, 1996 through August 13, 1996. At December 31, 1998, the Companies have an undiscounted reserve of $2,446,000 to cover estimated future assessments (net of related anticipated premium tax credits) and has established an asset totaling $586,000 for assessments paid which may be recoverable through future premium tax offsets. The Companies believe this reserve is sufficient to cover expected future guaranty fund assessments, based upon previous premiums, and known insolvencies at this time.

Litigation: The Companies, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. The Companies currently believe no pending or threatened lawsuits exist that are reasonably likely to have a material adverse impact on the Companies.

Vulnerability from Concentrations: The Companies have various concentrations in its investment portfolio (see Note 3 for further information). The Companies' asset growth, net investment income and cash flow are primarily generated from the sale of variable products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed could cause a severe impact to the Companies' financial condition. Two broker/dealers generated 27% of the Companies' sales (53% by two broker/dealers during 1997).

Leases: The Companies lease their home office space, certain other equipment and capitalized computer software under operating leases which expire through 2018. During the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996, rent expense totaled $1,241,000, $39,000, $331,000, $147,000 and $247,000, respectively. At December 31, 1998, minimum rental payments due under all non-cancelable operating leases with initial terms of one
                                    103

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998

11.  COMMITMENTS AND CONTINGENCIES (continued)

year or more are: 1999 - $1,528,000; 2000 - $1,429,000; 2001 - $1,240,000;
2002 - $1,007,000; 2003 - $991,000 and 2004 and thereafter - $5,363,000.

Revolving Note Payable: To enhance short-term liquidity, the Companies have established a revolving note payable effective July 27, 1998 and expiring July 31, 1999 with SunTrust Bank, Atlanta (the "Bank"). The note was approved by the Boards of Directors of Golden American and First Golden on August 5, 1998 and September 29, 1998, respectively. The total amount the Companies may have outstanding is $85,000,000, of which Golden American and First Golden have individual credit sublimits of $75,000,000 and $10,000,000, respectively. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.25% or (2) a rate quoted by the Bank to the Companies for the advance. The terms of the agreement require the Companies to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. During the year ended December 31, 1998, the Companies incurred interest expense of $352,000. At December 31, 1998, the Companies did not have any borrowings under this agreement.

TABLE OF CONTENTS

      ITEM                                                PAGE
      Introduction                                           1
      Description of Golden American Life Insurance Company  1
      Safekeeping of Assets                                  1
      The Administrator                                      1
      Independent Auditors                                   1
      Distribution of Contracts                              1
      Performance Information                                2
      IRA Withdrawal Option                                  7
      Other Information                                      7
      Financial Statements of Separate Account B             7
      Appendix  Description of Bond Ratings                A-1




PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

               __________________________________________________
               NAME

               __________________________________________________
               SOCIAL SECURITY NUMBER

               __________________________________________________
               STREET ADDRESS

               __________________________________________________
               CITY, STATE, ZIP

G3760 Premium Plus (__/00)

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

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                               APPENDIX A
                     CONDENSED FINANCIAL INFORMATION

Except for the Investors, Large Cap Value, All Cap and Managed Global subaccounts which did not commenced operations as of December 31, 1998, the following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table. [As of May 1, 1999, we no longer accept new allocations into the All-Growth or Growth Opportunities subaccounts.]


LIQUID ASSET
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  14.33            1,185,641      $   16,985       |
| 1997       13.83              131,429           1,818       |
| 10/1/97    13.71                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $14.11              839,093       $  11,842       |
        | 1997       13.65               61,012             846       |
        | 10/1/97    13.53                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $13.88            2,967,968      $   41,195       |
                | 1997       13.44              298,288           4,009       |
                | 10/1/97    13.33                   --              --       |
                |-------------------------------------------------------------|


LIMITED MATURITY BOND
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  16.77              633,316       $  10,620       |
| 1997       15.91               16,839             268       |
| 10/1/97    15.72                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $16.52              334,521        $  5,526       |
        | 1997       15.70               10,105             159       |
        | 10/1/97    15.52                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $16.25              910,113       $  14,787       |
                | 1997       15.47               12,557             195       |
                | 10/1/97    15.29                   --              --       |
                |-------------------------------------------------------------|


GLOBAL FIXED INCOME
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  13.09              187,670        $  2,456       |
| 1997       11.87                3,418              41       |
| 10/1/97    11.99                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $13.00               80,199          $1,043       |
        | 1997       11.81                  310               4       |
        | 10/1/97    11.93                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $12.92              180,373        $  2,330       |
                | 1997       11.75                6,455              76       |
                | 10/1/97    11.87                   --              --       |
                |-------------------------------------------------------------|


                                     A1

TOTAL RETURN
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  17.72            1,708,118       $  30,264       |
| 1997       16.02               54,291             874       |
| 10/1/97    16.10                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $17.60            1,404,222       $  24,713       |
        | 1997       16.02               25,888             415       |
        | 10/1/97    15.75                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $17.49            3,742,869       $  65,449       |
                | 1997       15.94              147,659           2,354       |
                | 10/1/97    15.68                   --              --       |
                |-------------------------------------------------------------|


EQUITY INCOME
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  21.94              257,646        $  5,652       |
| 1997       20.55               26,372             542       |
| 10/1/97    20.55                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $21.61              207,605        $  4,486       |
        | 1997       20.28               13,243             269       |
        | 10/1/97    20.29                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $21.26              713,431       $  15,164       |
                | 1997       19.97               35,002             699       |
                | 10/1/97    19.99                   --              --       |
                |-------------------------------------------------------------|


FULLY MANAGED
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  20.53              593,655       $  12,189       |
| 1997       19.66               36,852             725       |
| 10/1/97     9.49                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $20.23              512,203       $  10,361       |
        | 1997       19.40               28,440             552       |
        | 10/1/97    19.24                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $19.90            1,673,484       $  33,294       |
                | 1997       19.11              108,003           2,064       |
                | 10/1/97    18.96                   --              --       |
                |-------------------------------------------------------------|


RISING DIVIDENDS
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  22.61            1,802,632       $  40,757       |
| 1997       20.09               50,068           1,006       |
| 10/1/97    19.30                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $22.43            1,454,269       $  32,624       |
        | 1997       19.96               34,332             685       |
        | 10/1/97    19.19                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $22.22            4,169,562       $  92,659       |
                | 1997       19.81              169,648           3,360       |
                | 10/1/97    19.05                   --              --       |
                |-------------------------------------------------------------|


                                     A2

CAPITAL GROWTH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  17.01            1,393,674       $  23,707       |
| 1997       15.41              101,866           1,569       |
| 10/1/97    15.99                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $16.94            1,251,474       $  21,197       |
        | 1997       15.36              160,843           2,471       |
        | 10/1/97    15.95                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $16.87            2,660,020       $  44,867       |
                | 1997       15.32              246,159           3,772       |
                | 10/1/97    15.92                   --              --       |
                |-------------------------------------------------------------|


GROWTH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  16.29            1,521,473       $  24,792       |
| 1997       13.03               97,853           1,275       |
| 10/1/97    15.18                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $16.22              797,510       $  12,940       |
        | 1997       12.99               34,329             446       |
        | 10/1/97    15.14                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $16.16            2,265,343       $  36,602       |
                | 1997       12.96              226,700           2,938       |
                | 10/1/97    15.10                   --              --       |
                |-------------------------------------------------------------|


VALUE EQUITY
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  18.31              491,538        $  8,998       |
| 1997       18.28               28,327             518       |
| 10/1/97    18.85                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $18.20              470,129        $  8,556       |
        | 1997       18.20               40,454             736       |
        | 10/1/97    18.78                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $18.06            1,161,575       $  20,974       |
                | 1997       18.09              117,054           2,117       |
                | 10/1/97    18.67                   --              --       |
                |-------------------------------------------------------------|


RESEARCH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  22.89            1,882,609       $  43,093       |
| 1997       18.87               58,635           1,106       |
| 10/1/97    19.33                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $22.73            1,664,084       $  37,830       |
        | 1997       18.77               29,908             561       |
        | 10/1/97    19.24                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $22.59            3,504,785       $  79,977       |
                | 1997       18.67              154,878           2,892       |
                | 10/1/97    19.15                   --              --       |
                |-------------------------------------------------------------|


                                     A3

STRATEGIC EQUITY
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  14.23              291,183       $   4,143       |
| 1997       14.31               13,199             189       |
| 10/1/97    14.14                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $14.16              162,917        $  2,307       |
        | 1997       14.26               15,985             228       |
        | 10/1/97    14.10                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $14.07              748,842       $  10,538       |
                | 1997       14.20               49,579             704       |
                | 10/1/97    14.04                   --              --       |
                |-------------------------------------------------------------|


CAPITAL APPRECIATION
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  24.50              552,738       $  13,542       |
| 1997       22.05               12,122             267       |
| 10/1/97    21.95                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $24.26              436,641        $ 10,591       |
        | 1997       21.87               20,531             449       |
        | 10/1/97    21.78                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $23.98              999,496       $  23,892       |
                | 1997       21.65               66,918           1,449       |
                | 10/1/97    21.57                   --              --       |
                |-------------------------------------------------------------|


MID-CAP GROWTH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  22.43              871,756       $  19,550       |
| 1997       18.52               35,953             666       |
| 10/1/97    18.94                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $22.31              523,815       $  11,688       |
        | 1997       18.45               13,732             253       |
        | 10/1/97    18.88                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $22.17            1,207,879       $  26,779       |
                | 1997       18.36               48,168             885       |
                | 10/1/97    18.79                   --              --       |
                |-------------------------------------------------------------|


SMALL CAP
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  15.37            1,029,412       $  15,820       |
| 1997       12.88               58,584             755       |
| 10/1/97    13.85                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $15.30              594,716        $  9,098       |
        | 1997       12.84               20,111             258       |
        | 10/1/97    13.82                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $15.23            1,273,236       $  19,390       |
                | 1997       12.81               99,963           1,280       |
                | 10/1/97    13.78                   --              --       |
                |-------------------------------------------------------------|


                                     A4

REAL ESTATE
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  21.74              196,372        $  4,270       |
| 1997       25.48               10,718             273       |
| 10/1/97    25.25                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $21.42              112,984        $  2,420       |
        | 1997       25.14                8,060             203       |
        | 10/1/97    24.92                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $21.07              408,418        $  8,604       |
                | 1997       24.76               44,523           1,102       |
                | 10/1/97    24.56                   --              --       |
                |-------------------------------------------------------------|


HARD ASSETS
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  14.28               50,015         $   714       |
| 1997       20.57                4,291              88       |
| 10/1/97    24.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $14.07               33,342         $   469       |
        | 1997       20.29                4,830              98       |
        | 10/1/97    23.68                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $13.84              205,654        $  2,846       |
                | 1997       19.99               10,671             213       |
                | 10/1/97    23.34                   --              --       |
                |-------------------------------------------------------------|


DEVELOPING WORLD
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $ 7.28              131,499         $   958       |
| 2/19/98    10.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $ 7.27               31,253         $   227       |
        | 2/19/98    10.00                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $ 7.26              111,296         $   808       |
                | 2/19/98       --                   --              --       |
                |-------------------------------------------------------------|


PIMCO HIGH YIELD BOND
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $10.08              872,132        $  8,791       |
| 5/1/98     10.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $10.07              424,746        $  4,277       |
        | 5/1/98     10.00                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $10.06            1,487,999       $  14,969       |
                | 5/1/98     10.00                   --              --       |
                |-------------------------------------------------------------|


                                     A5

PIMCO STOCKSPLUS GROWTH AND INCOME
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $11.11              883,763        $  9,820       |
| 5/1/98     10.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $11.10              467,386        $  5,188       |
        | 5/1/98     10.00                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $11.09            1,878,277       $  20,828       |
                | 5/1/98     10.00                   --              --       |
                |-------------------------------------------------------------|


INTERNATIONAL EQUITY
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  10.29            1,067,090       $  10,979       |
| 1997        9.90               38,652             383       |
| 10/1/97    11.57                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $10.32              680,862        $  7,025       |
        | 1997        9.95               36,098             359       |
        | 10/1/97    11.62                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $10.27            1,736,702       $  17,844       |
                | 1997        9.92               72,955             724       |
                | 10/1/97    11.60                   --              --       |
                |-------------------------------------------------------------|


ALL-GROWTH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  15.43              199,866        $  3,083       |
| 1997       14.28               50,770             725       |
| 10/1/97    15.42                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $15.20              181,915        $  2,764       |
        | 1997       14.09               35,734             507       |
        | 10/1/97    15.22                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $14.95              412,139        $  6,160       |
                | 1997       13.88               40,567             563       |
                | 10/1/97    15.00                   --              --       |
                |-------------------------------------------------------------|


GROWTH OPPORTUNITIES
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $ 9.65               83,378         $   805       |
| 2/19/98    10.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $ 9.64               44,308         $   376       |
        | 2/19/98    10.00                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $ 9.63              121,052        $  1,166       |
                | 2/19/98    10.00                   --              --       |
                |-------------------------------------------------------------|


                                     A6

                                 APPENDIX B

                  MARKET VALUE ADJUSTMENT EXAMPLES

`EXAMPLE #1: FULL SURRENDER -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

   Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested
3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

   1. The contract value of the Fixed Interest Allocation on the date of surrender is $124,230
      ( $100,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0850 ) ^  2,555 / 365  - 1 ) = $11,535

   Therefore, the amount paid to you on full surrender ignoring any surrender charge is $112,695 ( $124,230 - $11,535 ).

EXAMPLE #2: FULL SURRENDER -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

   Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested
3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

   1. The contract value of the Fixed Interest Allocation on the date of surrender is $124,230
      ( $100,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0650 ) ^  2,555 / 365  - 1 ) = $4,141

   Therefore, the amount paid to you on full surrender ignoring any surrender charge is $124,230 ( $124,230 + $4,141 ).

EXAMPLE #3: WITHDRAWAL -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

   Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a withdrawal of $112,695 is requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 8%;
and that no prior transfers or withdrawals affecting this Fixed
Interest Allocation have been made.

                                  B1

   First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

   1. The contract value of the Fixed Interest Allocation on the date of withdrawal is $248,459
      ( $200,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Amount that must be withdrawn =
      ( $112,695 / ( 1.07 / 1.0850 ) ^  2,555 / 365  - 1 ) = $124,230

   Then calculate the Market Value Adjustment on that amount.

   4. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0850 ) ^  2,555 / 365  - 1 ) = $11,535

   Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $112,695 as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $112,695, and also reduced by the Market Value Adjustment of $11,535, for a total reduction in the Fixed Interest Allocation of $124,230.

EXAMPLE #4: WITHDRAWAL -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

   Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate of 7%; that a withdrawal of $128,371 requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

   First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

   1. The contract value of Fixed Interest Allocation on the date of surrender is $248,459 ( $200,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Amount that must be withdrawn =
      ( $128,371 / ( 1.07 / 1.0650 ) ^  2,555 / 365 ) = $124,230

   Then calculate the Market Value Adjustment on that amount

   4. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0650 ) ^  2,555 / 365  - 1 ) = $4,141

   Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $128,371, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $128,371, but increased by the Market Value Adjustment of $4,141, for a total reduction in the Fixed Interest Allocation of $124,230.

                                  B2

                               APPENDIX C

             SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the beginning of the fifth contract year of 15% of the contract value of $35,000.

In this example, $3,500 ($35,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $5,250 ($35,000 x .15).
Therefore, $1,750 ($5,250 - $3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 7% surrender charge of $122.50 ($1,750 x .07). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

                                  C1

                         ING VARIABLE ANNUITIES


                 GOLDEN AMERICAN LIFE INSURANCE COMPANY
 Golden American Life Insurance Company is a stock company domiciled in
                                Delaware

G3760 PREMIUM PLUS __/00

               PROFILE AND PROSPECTUS SUPPLEMENT
   FOR USE IN STATES WHICH DO NOT PERMIT MARKET VALUE ADJUSTMENTS

               PROFILE AND PROSPECTUS SUPPLEMENT

                      DATED [FEBRUARY 1, 2000.]



                Supplement to the Profile and
           Prospectus dated [FEBRUARY 1, 2000] for
  DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT
                           issued
          by Golden American Life Insurance Company
       (the "GoldenSelect PREMIUM PLUS Prospectuses")

                         __________


  You should keep this supplement with your Profile and Prospectus.







A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by Golden American Life Insurance Company. The
Fixed Interest Division is part of the Golden American
General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General
Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered through an Offering Brochure, dated May 1, 1999. The Fixed
Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. When reading through the GoldenSelect PREMIUM PLUS Prospectus, the Fixed Interest Division should be counted among the various subaccounts available for the allocation of your premiums,in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed
Interest Division in the Offering Brochure. Please read the
Offering Brochure carefully before you invest in the Fixed
Interest Division.

             PROFILE AND PROSPECTUS OF PREMIUM PLUS
                           FORM TWO

ING VARIABLE ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY


                               PROFILE OF
                      GOLDENSELECT PREMIUM PLUS/R/
                   FIXED AND VARIABLE ANNUITY CONTRACT
                           [FEBRUARY 1,] 2000


This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.


1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and Golden American Life Insurance Company. The Contract features a minimum 4% credit to each premium you pay. The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of 25 mutual fund investment portfolios through our Separate Account B and/or (ii) in a fixed account of Golden American with guaranteed interest periods. The 25 mutual fund portfolios are listed on page 3 below. We currently offer guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years in the fixed account. We set the interest rates in the fixed account (which will never be less than 3%) periodically. We may credit a different interest rate for each interest period. The interest you earn in the fixed account as well as your principal is guaranteed by Golden American as long as you do not take your money out before the maturity date for the applicable interest period. If you withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you take out. Generally, the investment portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You may not make any money, and you can even lose the money you invest.

Subject to state availability, you may elect one of three optional riders offering specified benefits featured in the prospectus for the Contract. The three optional benefit riders are listed on page [10] below. The optional benefit riders can provide protection in the event that unfavorable investment performance has lowered your contract value below certain targeted growth. These riders do not guarantee the performance of your investment portfolios. Separate charges are assessed for the optional riders. You should carefully analyze and completely evaluate each rider before you purchase any. Be aware that the benefit provided by any of the riders will be affected by certain later actions you may take - such as withdrawals and transfers. One or more of the riders may not be available to Contracts issued on or before December 31, 1999. To find out about availability,check with our Customer Service Center.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase

                                                        PREMIUM PLUS PROFILE
                                                        PROSPECTUS BEGINS AFTER
                                                        PAGE [9] OF THIS PROFILE
begins on the annuity start date, which is the date you start receiving regular annuity payments from your Contract.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, (6) the type of death benefit, and (7) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

                             ANNUITY OPTIONS

Option 1 Income for a Payments are made for a specified number of fixed period years to you or your beneficiary.
Option 2   Income for    Payments are made for the rest of your life
           life with a   or longer for a specified period such as 10
           period        or 20 years or until the total amount used to
           certain       buy this option has been repaid. This option
                         comes with an added guarantee that payments
                         will continue to your beneficiary for the
                         remainder of such period if you should die
                         during the period.
Option 3   Joint life    Payments are made for your life and the life
           income        of another person (usually your spouse).
Option 4   Annuity plan  Any other annuitization plan that we choose
                         to offer on the annuity start date.

Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $10,000 or more ($1,500 for a qualified Contract) up to and including age 85. You may make additional payments of $500 or more ($250 for a qualified Contract) at any time before you turn 85 during the accumulation phase. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. Each time you make a premium payment, we will add a credit of at least 4% of each premium payment to your contract value. Within 1 year after any credit is added, it may be deducted from your contract value under certain circumstances which are described in the prospectus for the Contract. After 1 year, a credit added to your contract value becomes permanent.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal

                                                        PREMIUM PLUS PROFILE
                                   2
and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

4.   THE INVESTMENT PORTFOLIOS
You can direct your money, and the credit we add, into (1) the fixed account with guaranteed interest periods of 6 months, and 1, 3, 5, 7 and 10 years, and/or (2) into any one or more of the following 25 mutual fund investment portfolios through our Separate Account B. The investment portfolios are described in the prospectuses for the GCG Trust, the PIMCO Variable Insurance Trust and the Warburg Pincus Trust. Keep in mind that while an investment in the fixed account earns a fixed interest rate, an investment in any investment portfolio, depending on market conditions, may cause you to make or lose money. The investment portfolios available under your Contract are:

THE GCG TRUST
    Liquid Asset Series             Large Cap Value Series      Capital Appreciation Series
    Limited Maturity Bond Series    Capital Growth Series       All Cap Series
    Global Fixed Income Series      Growth Series               Small Cap Series
    Total Return Series             Value Equity Series         Real Estate Series
    Investors Series                Research Series             Hard Assets Series
    Equity Income Series            Mid-Cap Growth Series       Managed Global Series
    Fully Managed Series            Strategic Equity Series     Developing World Series
    Rising Dividends Series

THE PIMCO TRUST
    PIMCO High Yield Bond Portfolio
    PIMCO StocksPLUS Growth and Income Portfolio

THE WARBURG PINCUS TRUST
    International Equity Portfolio

5.   EXPENSES
The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts a mortality and expense risk charge, an asset-based administrative charge and an annual contract administrative charge of $40. We deduct the mortality and expense risk charge and the asset-based administrative charges daily directly from your contract value in the investment portfolios. The mortality and expense risk charge (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

                                         STANDARD                 ENHANCED DEATH BENEFIT
                                       DEATH BENEFIT    ANNUAL RATCHET  7% SOLUTION  COMBINATION
    Mortality & Expense Risk Charge       1.30%              1.45%         1.65%         1.75%
    Asset-Based Administrative Charge     0.15%              0.15%         0.15%         0.15%
                                          -----              -----         -----         -----
       Total                              1.45%              1.60%         1.80%         1.90%

If you choose to purchase one of the optional benefit riders we offer, we will deduct a separate quarterly charge for the rider on each quarterly contract anniversary and pro rata when the rider terminates. We deduct the rider charges directly from your contract value in the investment portfolios; if the value in the investment portfolios is insufficient, rider charges will be deducted from the fixed account and a market value adjustment may apply. The rider charges are as follows:

                                                        PREMIUM PLUS PROFILE
                                   3

  OPTIONAL BENEFIT RIDER CHARGES

  Minimum Guaranteed Accumulation Benefit (MGAB) rider
       Waiting Period           Quarterly Charge
       --------------           ----------------
       10 Year..................0.20% of the MGAB Charge Base*(0.80% annually)
       20 Year..................0.20% of the MGAB Charge Base (0.80% annually)

  Minimum Guaranteed Income Benefit (MGIB) rider
       MGIB Base Rate           Quarterly Charge
       --------------           ----------------
       0% ......................0.05% of the MGIB Base* (0.20% annually)
       3%.......................0.08% of the MGIB Base  (0.32% annually)
       5%.......................0.10% of the MGIB Base  (0.40% annually)
       6%.......................0.15% of the MGIB Base  (0.60% annually)
       7%.......................0.20% of the MGIB Base  (0.80% annually)

  Minimum Guaranteed Withdrawal Benefit (MGWB) rider
                                Quarterly Charge
                                0.20% of the MGWB Eligible Payment Amount*
                                (0.80% annually)

*See prospectus for a description.

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.59% to 1.83% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any year is 10% of your contract value on the date of the withdrawal less any prior withdrawals during that contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.

  COMPLETE YEARS ELAPSED     0    1    2    3    4    5    6    7    8   9+
    SINCE PREMIUM PAYMENT
  SURRENDER CHARGE           8%   8%   8%   8%   7%   6%   5%   3%   1%   0%

                                                        PREMIUM PLUS PROFILE
                                   4

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column is divided into two: one part reflects the maximum mortality and expense risk charge, the asset-based administrative charge, the annual contract administrative charge as 0.05%
(based on an average contract value of $80,000), and the highest optional rider charge as [1.18% in most cases, assuming the rider base is equal to the initial premium and the rider base increases by [7%] each year.
(Note, however, for certain portfolios, the rider charge is equal to 0.80% because the base for the rider has no accumulation.) The second part reflects the same insurance charges, but without any rider charges. The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 1998, except for
(i)portfolios that commenced operations during 1998 where the charges have been estimated, and (ii) newly formed portfolios where the charges have been estimated. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 and received a $40 credit in a Contract that earns 5% annually andthat you withdraw your money at the end of Year 1 or at the end of Year
10. For Years 1 and 10, the examples show the total annual charges assessed during that time and assume that you have elected the Combination Enhanced Death Benefit. For these examples, the premium tax is assumed to be 0%.

                                                        PREMIUM PLUS PROFILE
                                   5

                                                                                    Examples:
                          Total Annual                 Total Annual       Total Charges at the end of:
                        Insurance Charges                Charges            1 Year           10 Years
                        -----------------             -------------     --------------    --------------
                        w/the     w/o     Total       w/the    w/o      w/the    w/o      w/the    w/o
                        Highest   any     Investment  Highest  any      Highest  any      Highest  any
                        Rider     Rider   Portfolio   Rider    Rider    Rider    Rider    Rider    Rider
Investment Portfolio    Charge    Charge  Charges     Charge   Charge   Charge   Charge   Charge   Charge
--------------------    ------    ------  ----------  ------   ------   ------   ------   ------   ------
THE GCG TRUST
Liquid Asset            2.75%     1.95%   0.59%       3.34%    2.54%    $115     $107     $383     $299
Limited Maturity Bond   2.75%     1.95%   0.60%       3.35%    2.55%    $115     $107     $384     $300
Global Fixed Income     3.13%     1.95%   1.60%       4.73%    3.55%    $129     $117     $499     $397
Total Return            3.13%     1.95%   0.97%       4.10%    2.92%    $123     $111     $446     $337
Investors               3.13%     1.95%   1.01%       4.14%    2.96%    $123     $111     $450     $341
Equity Income           3.13%     1.95%   0.98%       4.11%    2.93%    $123     $111     $447     $338
Fully Managed           3.13%     1.95%   0.98%       4.11%    2.93%    $123     $111     $447     $338
Rising Dividends        3.13%     1.95%   0.98%       4.11%    2.93%    $123     $111     $447     $338
Large Cap Value         3.13%     1.95%   1.01%       4.14%    2.96%    $123     $111     $450     $341
Capital Growth          3.13%     1.95%   1.08%       4.21%    3.03%    $124     $112     $456     $348
Growth                  3.13%     1.95%   1.09%       4.22%    3.04%    $124     $112     $456     $349
Value Equity            3.13%     1.95%   0.98%       4.11%    2.93%    $123     $111     $447     $338
Research                3.13%     1.95%   0.94%       4.07%    2.89%    $123     $110     $443     $334
Mid-Cap Growth          3.13%     1.95%   0.95%       4.08%    2.90%    $123     $110     $444     $335
Strategic Equity        3.13%     1.95%   0.99%       4.12%    2.94%    $123     $111     $448     $339
Capital Appreciation    3.13%     1.95%   0.98%       4.11%    2.93%    $123     $111     $447     $338
All Cap                 3.13%     1.95%   1.01%       4.14%    2.96%    $123     $111     $450     $341
Small Cap               3.13%     1.95%   0.99%       4.12%    2.94%    $123     $111     $448     $339
Real Estate             3.13%     1.95%   0.99%       4.12%    2.94%    $123     $111     $448     $339
Hard Assets             3.13%     1.95%   1.00%       4.13%    2.95%    $123     $111     $449     $340
Managed Global          3.13%     1.95%   1.26%       4.39%    3.21%    $126     $114     $471     $365
Developing World        3.13%     1.95%   1.83%       4.96%    3.78%    $132     $120     $517     $418

THE PIMCO TRUST
PIMCO High Yield Bond   3.13%     1.95%   0.75%       3.88%    2.70%    $121     $108     $427     $315
PIMCO StocksPLUS
  Growth and Income     3.13%     1.95%   0.65%       3.78%    2.60%    $120     $107     $418     $305

THE WARBURG PINCUS TRUST
International Equity    3.13%     1.95%   1.33%       4.46%    3.28%    $127     $114     $477     $372


The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios. The 1 Year examples above include an 8% surrender charge. For more detailed information, see the fee table in the prospectus for the Contract.

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

                                                        PREMIUM PLUS PROFILE
                                   6

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the taxable earnings withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 8. Withdrawals above the free withdrawal amount may be subject to a surrender charge. We will apply a market value adjustment if you withdraw your money from the fixed account more than 30 days before the applicable maturity date. Income taxes and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio that was in operation for the entire year of 1998. These numbers reflect the deduction of the mortality and expense risk charge (based on the Combination Enhanced Death Benefit), the asset-based administrative charge and the annual contract fee and the maximum optional benefit rider charge on a rider base,that accumulates at 7%, but do not reflect deductions for any surrender charges, if any. If surrender charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

                                                        PREMIUM PLUS PROFILE
                                   7

                                                        CALENDAR YEAR
     INVESTMENT PORTFOLIO                                   1998
     Managed by A I M  Capital Management, Inc.
       Capital Appreciation(1)
       Strategic Equity(2)
     Managed by T. Rowe Price Associates, Inc.
       Fully Managed
       Equity Income(2)
     Managed by Kayne Anderson Investment Management, LLC
       Rising Dividends
     Managed by EII Realty Securities, Inc.
       Real Estate
     Managed by Eagle Asset Management, Inc.
       Value Equity
     Managed by ING Investment Management, LLC
       Limited Maturity Bond
       Liquid Asset
     Managed by Alliance Capital Management L.P.
       Capital Growth(2)
     Managed by Janus Capital Corporation
       Growth(2)
     Managed by Massachusetts Financial Services Company
       Mid-Cap Growth
       Total Return
       Research
     Managed by Capital Guardian Trust Company
       Small Cap(3)
     Managed by Baring International Investment Limited
       Global Fixed Income
       Hard Assets(2)
     Managed by Credit Suisse Asset Management, LLC
       International Equity
     _________________
     (1)  Prior to April 1, 1999, a different firm managed the Portfolio.
     (2)  Prior to March 1, 1999, a different firm managed the Portfolio.
     (3)  Prior to February 1, 2000, a different firm managed the Portfolio.

9.   DEATH BENEFIT
You may choose (i) the Standard Death Benefit, (ii) the 7% Solution Enhanced Death Benefit, (iii) the Annual Ratchet Enhanced Death Benefit or (iv) the Combination Enhanced Death Benefit. The 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Combination Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The 7% Solution, Annual Ratchet and Combination Enhanced Death Benefits may not be available where a Contract is held by joint owners.

The death benefit is payable when the first of the following persons die: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit

                                                        PREMIUM PLUS PROFILE
                                   8
you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1) the contract value minus any credits added within 1 year prior to death;
     2) the total premium payments made under the Contract reduced by a prorata adjustment for any withdrawal;
     3)   the cash surrender value; or

     4) the total premium payments plus credits made under the Contract reduced by a prorata adjustment for any withdrawals, plus all credits, then minus any credits added within 1 year prior to death.

Under the 7% SOLUTION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1) the contract value minus any credits added within 1 year prior to death;
     2) the total premium payments made under the Contract reduced by a prorata adjustment for any withdrawals;
     3)   the cash surrender value; or
     4) the enhanced death benefit minus any credits added within 1 year prior to death, which we determine as follows: we credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium and the credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, then we adjust for any withdrawals (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. Special withdrawals are withdrawals of up to 7% per year of cumulative premiums and premium credits. Special withdrawals shall reduce the 7% Solution Benefit by the amount of contract value withdrawn. For any withdrawals in excess of the amount available as a special withdrawal, a prorata adjustment to the death benefit is made. The maximum enhanced death benefit is 3 times all premium payments and credits added, adjusted to reflect withdrawals.
            Each accumulated initial or additional premium payment and credit will continue to grow at the 7% annual effective rate until reaching the maximum enhanced death benefit or attained age 80 of the Owner, if earlier.

          Note for current Special Funds: The actual interest rate used for calculating the 7% Solution Enhanced Death Benefit for the Liquid Asset and Limited Maturity Bond investment portfolios and the Fixed Account, will be the lesser of (1) 7% and (2) the interest rate, positive or negative, providing a yield on the Guaranteed Death Benefit equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may , with 30 days notice to you, designate any fund as a Special Fund on existing contracts with respect to new premiums added to such fund and also with respect to new transfers to such funds.

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                                   9

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1) the contract value minus any credits added within 1 year prior to death;
     2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawal;
     3)   the cash surrender value; or
     4) the enhanced death benefit minus any credits added within 1 year prior to death, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount: On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium and credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, and then we adjust for any withdrawals on a pro rata basis, (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. That amount becomes the new enhanced death benefit.

Under the COMBINATION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greater of the 7% Solution and the Annual Ratchet Enhanced Death Benefit.

     Under this benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Benefit are calculated in the same manner as if each were the elected benefit.

          Note:     In all cases described above, the amount of the death
          benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

10.  OTHER INFORMATION
  FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a refund of the adjusted contract value. We determine your contract value at the close of business on the day we receive your written refund request. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment
(if you have invested in the fixed account), (ii) then we exclude any credit initially applied, and (iii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium, excluding any credit, (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period.

  TRANSFERS AMONG INVESTMENT PORTFOLIOS AND THE FIXED ACCOUNT. You can make transfers among your investment portfolios and your investment in the fixed account as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. There is currently no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. Keep in mind that if you transfer or otherwise withdraw your money from the fixed account more than 30

                                                        PREMIUM PLUS PROFILE
                                   10
days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you transfer or withdraw. Transfers between Special Funds and other investment portfolios will result in a transfer of the Guaranteed Death Benefit in proportion to the account value transferred. In cases where more than one Guaranteed Death Benefit exists because of such transfers, each death benefit will be combined to calculate the total death benefit.

  NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations - Taxation of Death Benefit Proceeds" in the prospectus for the Contract.

  OPTIONAL RIDERS. Subject to state availability, you may purchase one of three optional benefit riders for an additional charge. You may not add more than one of these three riders to your Contract. There are separate charges for each rider. Once elected, the riders generally may not be cancelled. This means once added the rider may not be removed and charges will be assessed regardless of the performance of your Contract.

  Minimum Guaranteed Accumulation Benefit (MGAB) Rider. The MGAB is an optional benefit which offers you the ability to receive a one-time adjustment to your contract value in the event your contract value at a specified date is below the MGAB rider guarantee. When added at issue, the MGAB rider guarantees that your contract value will at least equal your initial premium payment plus credits at the end of ten years, or, at least equal two times your initial premium payment plus credits at the end of twenty years, depending on the waiting period you select. The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. Withdrawals may reduce the guarantee by more than the amount withdrawn. The MGAB rider may offer you protection in the event of a lower contract value that may result from unfavorable investment performance of your Contract. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGAB rider. You should read the prospectus for more complete information.

  Minimum Guaranteed Income Benefit (MGIB) Rider. The MGIB rider is an optional benefit which guarantees a minimum amount of income that will be available to you upon annuitization, regardless of fluctuating market conditions. Ordinarily, the amount of income that will be available to you upon annuitization is based upon your contract value, the annuity option you selected and the guaranteed or then current income factors in effect. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greater of the amounts that are ordinarily available to you under your Contract and the MGIB annuity benefit, which is based on your MGIB
Base, the MGIB annuity option you selected and the MGIB guaranteed income factors specified in your rider. Your MGIB Base is generally equal to premium payments and credits, accumulated at the annual rate you select,
less adjustments for withdrawals and transfers. There are exceptions, conditions, eligibility requirements, and important considerations associated withthe MGIB rider. You should read the prospectus for more complete information.

  Minimum Guaranteed Withdrawal Benefit (MGWB) Rider. The MGWB rider is an optional benefit which guarantees that you will receive annual periodic payments, including any prior withdrawals taken, equal to all premium payments and credits paid during the first two contract years, less adjustments for any prior withdrawals.
If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. (Of course, any applicable income and penalty taxes will apply to amounts withdrawn.) Your received original Eligible Payment Amount is your premium payments and credits received during the first two contract years. Withdrawals that you make in excess of the above periodic payment amount may substantially reduce the guarantee. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGWB rider. You should read the prospectus for more information.

                                                        PREMIUM PLUS PROFILE
                                   11

  ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

  Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month. It may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios or in the fixed account with either a 6-month or 1-year guaranteed interest period. Transfers from the fixed account under this program will not be subject to a market value adjustment.

  Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any surrender charge. Withdrawals from your money in the fixed account under this program are not subject to a market value adjustment. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

  Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing.

11.  INQUIRIES
If you need more information after reading this profile and the prospectus, please contact us at:

  CUSTOMER SERVICE CENTER
  P.O. BOX 2700
  WEST CHESTER, PENNSYLVANIA  19380
  (800) 366-0066

or your registered representative.

                                                        PREMIUM PLUS PROFILE
                                   12

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                           [FEBRUARY 1], 2000
       DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS
                      GOLDENSELECT PREMIUM PLUS/R/

This prospectus describes GoldenSelect Premium Plus, a group and individual deferred variable annuity contract (the "Contract") offered by Golden American Life Insurance Company (the "Company," "we" or "our").
The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

The Contract provides a means for you to invest your premium payments and credits in one or more of 25 mutual fund investment portfolios. You may also allocate premium payments and credits to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are:

  T. ROWE PRICE ASSOCIATES, INC.       ALLIANCE CAPITAL MANAGEMENT L. P.
    Equity Income Series                 Capital Growth Series
    Fully Managed Series               JANUS CAPITAL CORPORATION
  A I M CAPITAL MANAGEMENT, INC.         Growth Series
    Strategic Equity Series            MASSACHUSETTS FINANCIAL SERVICES
    Capital Appreciation Series          COMPANY
  KAYNE ANDERSON INVESTMENT              Total Return Series
    MANAGEMENT, LLC                      Research Series
    Rising Dividends Series              Mid-Cap Growth Series
  EII REALTY SECURITIES, INC.          ING  INVESTMENT MANAGEMENT, LLC
    Real Estate Series                   (AN AFFILIATE)
  BARING INTERNATIONAL INVESTMENT        Liquid Asset Series
    LIMITED (AN AFFILIATE)               Limited Maturity Bond Series
    Global Fixed Income Series         PACIFIC INVESTMENT MANAGEMENT
    Hard Assets Series                   COMPANY
    Developing World Series              PIMCO High Yield Bond Portfolio
  EAGLE ASSET MANAGEMENT, INC.           PIMCO StocksPLUS Growth and
    Value Equity Series                    Income Portfolio
  SALOMON BROTHERS ASSET               CREDIT SUISSE ASSET MANAGEMENT, LLC
    MANAGEMENT, INC.                         International Equity Portfolio
    All Cap Series
    Investors Series
  CAPITAL GUARDIAN TRUST COMPANY
    Small Cap Series
    Large Cap Value Series
    Managed Global Series

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We set the interest rates periodically. We will not set the interest rate to be less than a minimum annual rate of 3%. You may choose guaranteed interest periods of 6 months, and 1, 3, 5, 7 and 10 years. The interest earned on your money as well as your principal is guaranteed as long as you hold them until the maturity date. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. You bear the risk that you may receive less than your principal if we take a Market Value Adjustment. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. You have a right to return a Contract within 10 days after you receive it for a full refund of the contract value less credits we added (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information, dated [February 1,] 2000, has been filed with the Securities and Exchange Commission. It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call
(800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the Statement of Additional Information ("SAI") is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE GCG TRUST, THE PIMCO TRUST OR THE WARBURG PINCUS TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, THE PIMCO TRUST AND THE WARBURG PINCUS TRUST.

                            TABLE OF CONTENTS
                                                                        PAGE
     Index of Special Terms
     Fees and Expenses
     Performance Information
        Accumulation Unit
        Net Investment Factor
        Condensed Financial Information
        Financial Statements
        Performance Information
     Golden American Life Insurance Company
     The Trusts
     Golden American Separate Account B
     The Investment Portfolios
        Investment Objectives
        Investment Management Fees
     The Fixed Interest Allocation
        Selecting a Guaranteed Interest Period
        Guaranteed Interest Rates
        Transfers from a Fixed Interest Allocation
        Withdrawals from a Fixed Interest Allocation
        Market Value Adjustment
     The Annuity Contract
        Contract Date and Contract Year
        Annuity Start Date
        Contract Owner
        Annuitant
        Beneficiary
        Purchase and Availability of the Contract
        Crediting of Premium Payments
        Additional Credit to Premium
        Contract Value
        Cash Surrender Value
        Surrendering to Receive the Cash Surrender Value
        Addition, Deletion or Substitution of Subaccounts and Other
     Changes
        The Fixed Account
        Optional Riders
          Rider Date
          Special Funds
          No Cancellation
          Termination
          Minimum Guaranteed Accumulation Benefit Rider
          Minimum Guaranteed Income Benefit Rider
          Minimum Guaranteed Withdrawal Benefit Rider
        Other Contracts
        Other Important Provisions
     Withdrawals
        Regular Withdrawals
        Systematic Withdrawals
        IRA Withdrawals
     Transfers Among Your Investments

        Dollar Cost Averaging
        Automatic Rebalancing
     Death Benefit Choices
        Death Benefit During the Accumulation Phase
          Standard Death Benefit
          Enhanced Death Benefits
        Death Benefit During the Income Phase
     Charges and Fees
        Charge Deduction Subaccount
        Charges Deducted from the Contract Value
          Surrender Charge
          Free Withdrawal Amount
          Surrender Charge for Excess Withdrawals
          Premium Taxes
          Administrative Charge
          Transfer Charge
        Charges Deducted from the Subaccounts
          Mortality and Expense Risk Charge
          Asset-Based Administrative Charge
          Optional Rider Charges
        Trust Expenses
     The Annuity Options
        Annuitization of Your Contract
        Selecting the Annuity Start Date
        Frequency of Annuity Payments
        The Annuity Options
          Income for a Fixed Period
          Income for Life with a Period Certain
          Joint Life Income
          Annuity Plan
        Payment When Named Person Dies
     Other Contract Provisions
        Reports to Contract Owners
        Suspension of Payments
        In Case of Errors in Your Application
        Assigning the Contract as Collateral
        Contract Changes-Applicable Tax Law
        Free Look
        Group or Sponsored Arrangements
        Selling the Contract
     Other Information
        Voting Rights
        Year 2000 Problem
        State Regulation
        Legal Proceedings
        Legal Matters
        Experts
     Federal Tax Considerations
     More Information About Golden American
     Financial Statements of Golden American Life Insurance Company Unaudited Financial Statements of Golden American Life Insurance
       Company

     Statement of Additional Information
        Table of Contents
     Appendix A
        Condensed Financial Information                        A1
     Appendix B
        Market Value Adjustment Examples                       B1
     Appendix C
        Surrender Charge for Excess Withdrawals Example        C1

                         INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                           PAGE
Accumulation Unit                       [6]
Annual Ratchet Enhanced Death Benefit   [24]
Annuitant                               [16]
Annuity Start Date                      [15]
Cash Surrender Value                    [19]
Combination Enhanced Death Benefit      [  ]
Contract Date                           [15]
Contract Owner                          [15]
Contract Value                          [18]
Contract Year                           [15]
Fixed Interest Allocation               [12]
Free Withdrawal Amount                  [26]
Market Value Adjustment                 [14]
Net Investment Factor                    [7]
7% Solution Enhanced Death Benefit      [24]
Standard Death Benefit                  [24]

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the
Contract:

TERM USED IN THIS PROSPECTUS  CORRESPONDING TERM USED IN THE CONTRACT
Accumulation Unit Value       Index of Investment Experience
Annuity Start Date            Annuity Commencement Date
Contract Owner                Owner or Certificate Owner
Contract Value                Accumulation Value
Transfer Charge               Excess Allocation Charge
Fixed Interest Allocation     Fixed Allocation
Free Look Period              Right to Examine Period
Guaranteed Interest Period    Guarantee Period
Subaccount(s)                 Division(s)
Net Investment Factor         Experience Factor
Regular Withdrawals           Conventional Partial Withdrawals
Withdrawals                   Partial Withdrawals

                            FEES AND EXPENSES
CONTRACT OWNER TRANSACTION EXPENSES*
   Surrender Charge:

  COMPLETE YEARS ELAPSED     0    1    2    3    4    5    6    7    8    9+
      SINCE PREMIUM PAYMENT
  SURRENDER CHARGE           8%   8%   8%   8%   7%   6%   5%   3%   1%   0%

   Transfer Charge                                          None**
   * If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.
   **We may in the future charge $25 per transfer if you make more than 12 transfers in a contract year.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE***
   Administrative Charge                                    $40
   (We deduct this charge on each contract
   anniversary and on surrender. We waive this charge if the total of your premium payments is $100,000 or more or if your contract
   value at the end of a contract year   is $100,000 or more.)

  ***We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES****

                                         STANDARD                 ENHANCED DEATH BENEFIT
                                       DEATH BENEFIT    ANNUAL RATCHET  7% SOLUTION  COMBINATION
    Mortality & Expense Risk Charge       1.30%              1.45%         1.65%         1.75%
    Asset-Based Administrative Charge     0.15%              0.15%         0.15%         0.15%
                                          -----              -----         -----         -----
       Total Separate Account Charges     1.45%              1.60%         1.80%         1.90%


   ****As a percentage of average daily assets in each subaccount.  The Separate
      Account Annual Charges are deducted daily.

OPTIONAL RIDER CHARGES*****

  Minimum Guaranteed Accumulation Benefit rider:
       Waiting Period          Quarterly Charge
       --------------          ----------------
       10 Year.................0.20% of the MGAB Charge Base(1) (0.80% annually)
       20 Year.................0.20% of the MGAB Charge Base    (0.80% annually)

  Minimum Guaranteed Income Benefit rider:
       MGIB Base Rate          Quarterly Charge
       --------------          ----------------
       0% .....................0.05% of the MGIB Base(2) (0.20% annually)
       3%......................0.08% of the MGIB Base    (0.32% annually)
       5%......................0.10% of the MGIB Base    (0.40% annually)
       6%......................0.15% of the MGIB Base    (0.60% annually)
       7%......................0.20% of the MGIB Base    (0.80% annually)

  Minimum Guaranteed Withdrawal Benefit rider:
                               Quarterly Charge
                               0.20% of the MGWB Eligible Payment Amount(3)
                               (0.80% annually)

  *****We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and on termination of the contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the fixed interest allocation nearest maturity and a Market Value Adjustment may apply.

    (1) The MGAB Charge Base is the total of premiums and credits paid during the 2-year period after the rider date, reduced pro rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro rata for transfers made during the three year period before the MGAB Benefit Date.

    (2) The MGIB Base is generally equal to the total of premiums and credits paid during the 5-year period after the rider date is purchased, reduced pro rata for all withdrawals taken while the MGIB rider is in effect.

    (3) The MGWB Eligible Payment Amount is (i) the total of premiums and credit paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums and credits received during the two-year period commencing on the rider date.


   THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

                                                 OTHER          TOTAL
                                              EXPENSES(2)      EXPENSES
                                 MANAGEMENT  AFTER EXPENSE   AFTER EXPENSE
  PORTFOLIO                       FEES(1)    REIMBURSEMENT  REIMBURSEMENT(3)
  Liquid Asset                     0.59%        0.00%           0.59%
  Limited Maturity Bond            0.60%        0.00%           0.60%
  Global Fixed Income              1.60%        0.00%           1.60%(3)
  Total Return                     0.94%        0.03%           0.97%(3)
  Investors                        1.00%        0.01%           1.01%%
  Equity Income                    0.98%        0.00%           0.98%
  Fully Managed                    0.98%        0.00%           0.98%
  Rising Dividends                 0.98%        0.00%           0.98%
  Large Cap Value                  1.00%        0.01%           1.01%
  Capital Growth                   1.08%        0.00%           1.08%
  Growth                           1.08%        0.01%           1.09%
  Value Equity                     0.98%        0.00%           0.98%
  Research                         0.94%        0.00%           0.94%
  Mid-Cap Growth                   0.94%        0.01%           0.95%
  Strategic Equity                 0.98%        0.01%           0.99%
  Capital Appreciation             0.98%        0.00%           0.98%
  All Cap                          1.00%        0.01%           1.01%
  Small Cap                        0.98%        0.01%           0.99%
  Real Estate                      0.98%        0.01%           0.99%
  Hard Assets                      0.98%        0.02%           1.00%
  Managed Global                   1.25%        0.01%           1.26%
  Developing World                 1.75%        0.08%           1.83%

 _______________________
 (1) Fees decline as the total assets of one or more portfolios increase. See the prospectus for the GCG Trust for more information.
 (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1998, except for portfolios that commenced operations in 1998 where the charges have been estimated.
 (3) Total expenses are based on actual expenses for the fiscal year ended December 31, 1998. Directed Services, Inc. is currently reimbursing expenses to maintain total expenses at 0.97% for the Total Return portfolio and 1.60% for the Global Fixed Income portfolio as shown. Without this reimbursement, and based on current estimates, total expenses would be 0.98% for the Total Return portfolio and 1.74% for the Global Fixed Income portfolio. This reimbursement agreement will remain in place through August 31, 2000.

THE PIMCO TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

                                               OTHER          TOTAL
                                              EXPENSES       EXPENSES
                               MANAGEMENT  AFTER EXPENSE  AFTER EXPENSE
  PORTFOLIO                       FEES     REIMBURSEMENT  REIMBURSEMENT(1)
   PIMCO High Yield Bond         0.50%        0.25%(2)        0.75%
   PIMCO StocksPLUS Growth
     and Income                  0.40%        0.25%           0.65%
 _______________________
 (1) PIMCO has agreed to waive some or all of its other expenses, subject to potential future reimbursement, to the extent that total expenses for the PIMCO High Yield Bond Portfolio and PIMCO StocksPLUS Growth and Income portfolio would exceed 0.75% and 0.65%, respectively, due to payment by the portfolios of their pro rata portion of Trustees' fees. Without this agreement and, based on current estimates, total expenses would be 0.81% for the PIMCO High Yield Bond portfolio and 0.72% for the PIMCO StocksPLUS Growth and Income portfolio.
 (2) Since the PIMCO High Yield Bond portfolio commenced operations on April 30, 1998, other expenses as shown have been annualized for the year ended December 31, 1998.

THE WARBURG PINCUS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

                                ADVISORY       OTHER        TOTAL
   PORTFOLIO                      FEES        EXPENSES   EXPENSES(1)
   International Equity          1.00%         0.33%        1.33%
 _______________________
 (1) Total expenses are based on actual expenses for the fiscal year ended December 31, 1998.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the GCG Trust, the PIMCO Trust and the Warburg Pincus Trust for additional information on portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:
The following four examples are designed to show you the expenses you would pay on a $1,000 investment, plus a credit of $40, that earns
5% annually.  Each example assumes election of the Combination Enhanced
Death Benefit and are based on an assumed 5% annual return. The examples reflect the deduction of a mortality and expense risk charge, an asset based administrative charge, the annual administrative charge as an annual charge of 0.05% of assets (based on an average contract value of $80,000), and the highest charge for an optional benefit rider as an annual charge of:
(i) [1.18%] in cases where the rider base is equal to the initial premium and increases by [7%] annually, and (ii) [0.80%] in cases where the rider base is equal to the initial premium but there is no increase in the rider base.
If the Standard Death Benefit, the Annual Ratchet Enhanced Death Benefit or 7% Solution Enhanced Death Benefit is elected instead of the Combination Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. In the following examples, surrender charges may apply if you choose to annuitize within the first
5 contract years. In addition, Examples 1 and 2 assume you elected an optional benefit rider with the highest charge [1.18%] annually, except for the Liquid Asset and Limited Maturity Bond Portfolios, where the charge is [0.80%] annually and assume the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing of 7% per year.

EXAMPLE 1
If you surrender your Contract at the end of the applicable time period and elected an optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

    THE GCG TRUST             1 YEAR      3 YEARS     5 YEARS     10 YEARS
    Liquid Asset                $115        $188        $253        $383
    Limited Maturity Bond       $115        $188        $253        $384
    Global Fixed Income         $129        $228        $318        $499
    Total Return                $123        $210        $288        $446
    Investors                   $123        $211        $290        $450
    Equity Income               $123        $210        $289        $447
    Fully Managed               $123        $210        $289        $447
    Rising Dividends            $123        $210        $289        $447
    Large Cap Value             $123        $211        $290        $450
    Capital Growth              $124        $213        $293        $456
    Growth                      $124        $213        $294        $456
    Value Equity                $123        $210        $289        $447
    Research                    $123        $209        $287        $443
    Mid-Cap Growth              $123        $209        $287        $444
    Strategic Equity            $123        $210        $289        $448
    Capital Appreciation        $123        $210        $289        $447
    All Cap                     $123        $211        $290        $450
    Small Cap                   $123        $210        $289        $448
    Real Estate                 $123        $210        $289        $448
    Hard Assets                 $123        $211        $289        $449
    Managed Global              $126        $218        $302        $471
    Developing World            $132        $235        $328        $517

    THE PIMCO TRUST
    PIMCO High Yield Bond       $121        $203        $277        $427
    PIMCO StocksPLUS
      Growth and Income         $120        $200        $273        $418

    THE WARBURG PINCUS TRUST
    International Equity        $127        $220        $305        $477

EXAMPLE 2
If you do not surrender your Contract at the end of the applicable time period and elected an optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

    THE GCG TRUST             1 YEAR      3 YEARS     5 YEARS     10 YEARS
    Liquid Asset                 $35        $108        $183        $383
    Limited Maturity Bond        $35        $108        $183        $384
    Global Fixed Income          $49        $148        $248        $499
    Total Return                 $43        $130        $218        $446
    Investors                    $43        $131        $220        $450
    Equity Income                $43        $130        $219        $447
    Fully Managed                $43        $130        $219        $447
    Rising Dividends             $43        $130        $219        $447
    Large Cap Value              $43        $131        $220        $450
    Capital Growth               $44        $133        $223        $456
    Growth                       $44        $133        $224        $456
    Value Equity                 $43        $130        $219        $447
    Research                     $43        $129        $217        $443
    Mid-Cap Growth               $43        $129        $217        $444
    Strategic Equity             $43        $130        $219        $448
    Capital Appreciation         $43        $130        $219        $447
    All Cap                      $43        $131        $220        $450
    Small Cap                    $43        $130        $219        $448
    Real Estate                  $43        $130        $219        $448
    Hard Assets                  $43        $131        $219        $449
    Managed Global               $46        $138        $232        $471
    Developing World             $52        $155        $258        $517

    THE PIMCO TRUST
    PIMCO High Yield Bond        $41        $123        $207        $427
    PIMCO StocksPLUS
      Growth and Income          $40        $120        $203        $418

    THE WARBURG PINCUS TRUST
    International Equity         $47        $140        $235        $477

EXAMPLE 3
If you surrender your Contract at the end of the applicable time period and did not elect any optional benefit rider, you would pay the following expenses for each $1,000 invested:

    THE GCG TRUST             1 YEAR      3 YEARS     5 YEARS     10 YEARS
    Liquid Asset                $107        $162        $210        $299
    Limited Maturity Bond       $107        $163        $211        $300
    Global Fixed Income         $117        $193        $261        $397
    Total Return                $111        $174        $230        $337
    Investors                   $111        $175        $232        $341
    Equity Income               $111        $174        $230        $338
    Fully Managed               $111        $174        $230        $338
    Rising Dividends            $111        $174        $230        $338
    Large Cap Value             $111        $175        $232        $341
    Capital Growth              $112        $177        $236        $348
    Growth                      $112        $178        $236        $349
    Value Equity                $111        $174        $230        $338
    Research                    $110        $173        $228        $334
    Mid-Cap Growth              $110        $173        $229        $335
    Strategic Equity            $111        $175        $231        $339
    Capital Appreciation        $111        $174        $230        $338
    All Cap                     $111        $175        $232        $341
    Small Cap                   $111        $175        $231        $339
    Real Estate                 $111        $175        $231        $339
    Hard Assets                 $111        $175        $231        $340
    Managed Global              $114        $183        $245        $365
    Developing World            $120        $200        $273        $418

    THE PIMCO TRUST
    PIMCO High Yield Bond       $108        $167        $219        $315
    PIMCO StocksPLUS
      Growth and Income         $107        $164        $214        $305

    THE WARBURG PINCUS TRUST
    International Equity        $114        $185        $248        $372

EXAMPLE 4
If you do not surrender your Contract at the end of the applicable time period and did not elect any optional benefit rider, you would pay the following expenses for each $1,000 invested:

    THE GCG TRUST             1 YEAR          3 YEARS     5 YEARS     10 YEARS
    Liquid Asset                 $27             $82        $140        $299
    Limited Maturity Bond        $27             $83        $141        $300
    Global Fixed Income          $37            $113        $191        $397
    Total Return                 $31             $94        $160        $337
    Investors                    $31             $95        $162        $341
    Equity Income                $31             $94        $160        $338
    Fully Managed                $31             $94        $160        $338
    Rising Dividends             $31             $94        $160        $338
    Large Cap Value              $31             $95        $162        $341
    Capital Growth               $32             $97        $166        $348
    Growth                       $32             $98        $166        $349
    Value Equity                 $31             $94        $160        $338
    Research                     $30             $93        $158        $334
    Mid-Cap Growth               $30             $93        $159        $335
    Strategic Equity             $31             $95        $161        $339
    Capital Appreciation         $31             $94        $160        $338
    All Cap                      $31             $95        $162        $341
    Small Cap                    $31             $95        $161        $339
    Real Estate                  $31             $95        $161        $339
    Hard Assets                  $31             $95        $161        $340
    Managed Global               $34            $103        $175        $365
    Developing World             $40            $120        $203        $418

    THE PIMCO TRUST
    PIMCO High Yield Bond        $28             $87        $149        $315
    PIMCO StocksPLUS
      Growth and Income          $27             $84        $144        $305

    THE WARBURG PINCUS TRUST
    International Equity         $34            $105        $178        $372

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

                         PERFORMANCE INFORMATION
ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     (1) We take the net asset value of the subaccount at the end of each business day.
     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.
     (3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.
     (4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A - Condensed Financial Information.

FINANCIAL STATEMENTS
The audited financial statements of Separate Account B for the years ended December 31, 1998 and 1997 are included in the Statement of Additional Information. The audited consolidated financial statements of Golden American for the years ended December 31, 1998, 1997 and 1996 and the unaudited condensed consolidated financial statements of Golden American for the nine months ended September 30, 1999 are included in this prospectus.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. Quotations of average annual return for the Managed Global subaccount take into account the period before September
3, 1996, during which it was maintained as a subaccount of Golden
American Separate Account D. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender and the selection of the Combination Enhanced Death Benefit and the MGIB optional benefit rider.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.


                 GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. Golden American's consolidated financial statements appear in this prospectus.

Equitable of Iowa is the holding company for Golden American, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management, LLC, one of the portfolio managers of the GCG Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.


                               THE TRUSTS

The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies, not affiliated with Golden American. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans. The address of the GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The PIMCO Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

The Warburg Pincus Trust is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American and Equitable Life Insurance Company of Iowa, and to certain qualified and retirement plans. The address of the Warburg Pincus Trust is 153 East 53rd Street, New York, NY 10022.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust, the PIMCO Trust and the Warburg Pincus Trust, Directed Services, Inc., Pacific Investment Management Company, Credit Suisse Asset Management, LLC and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND COMPLETE INFORMATION ABOUT THE GCG TRUST, THE PIMCO TRUST AND THE WARBURG PINCUS TRUST IN THE ACCOMPANYING PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.


                   GOLDEN AMERICAN SEPARATE ACCOUNT B
Golden American Separate Account B ("Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Account B but such assets are kept separate from our other accounts.

Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of the GCG Trust, the PIMCO Trust or the Warburg Pincus Trust. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Account B. If the assets in Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

We currently offer other variable annuity contracts that invest in Account B but are not discussed in this prospectus. Account B may also invest in other investment portfolios which are not available under your Contract.


                        THE INVESTMENT PORTFOLIOS
During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios listed in the section below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO ANY INVESTMENT PORTFOLIO, AND YOU AND MAY LOSE YOUR PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS IN THE PROSPECTUSES FOR THE GCG TRUST, THE PIMCO TRUST AND THE WARBURG PINCUS TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

INVESTMENT                       INVESTMENT OBJECTIVE
PORTFOLIO

THE GCG TRUST

Liquid Asset        Seeks high level of current income consistent
                    with the preservation of capital and
                    liquidity.
                    Invests primarily in obligations of the U.S.
                    Government and its agencies and
                    instrumentalities, bank obligations,
                    commercial paper and short-term corporate debt
                    securities.  All securities will mature in
                    less than one year.
                    ----------------------------------------------------

Limited Maturity    Seeks highest current income consistent with
Bond                low risk to principal and liquidity.
                    Also seeks to enhance its total return through
                    capital appreciation when market factors, such
                    as falling interest rates and rising bond
                    prices, indicate that capital appreciation may
                    be available without significant risk to
                    principal.
                    Invests primarily in diversified limited
                    maturity debt securities with average maturity
                    dates of five years or shorter and in no cases
                    more than seven years.
                    ----------------------------------------------------

Global Fixed Income Seeks high total return.
                    Invests primarily in high-grade fixed income
                    securities, both foreign and domestic.
                    ----------------------------------------------------

Total Return        Seeks above-average income (compared to a
                    portfolio entirely invested in equity
                    securities) consistent with the prudent
                    employment of capital.
                    Invests primarily in a combination of equity
                    and fixed income securities.
                    ----------------------------------------------------

Investors           Seeks long-term growth of capital.  Current
                    income is a secondary objective.
                    Invests primarily in equity securities of U.S.
                    companies and to a lesser degree, debt
                    securities.
                    ----------------------------------------------------

Equity Income       Seeks substantial dividend income as well as
                    long-term growth of capital.
                    Invests primarily in common stocks of well-
                    established companies paying above-average
                    dividends.
                    ----------------------------------------------------

Fully Managed       Seeks, over the long term, a high total
                    investment return consistent with the
                    preservation of capital and with prudent
                    investment risk.
                    Invests primarily in the common stocks of
                    established companies believed by the
                    portfolio manager to have above-average
                    potential for capital growth.
                    ----------------------------------------------------

Rising Dividends    Seeks capital appreciation.  A secondary
                    objective is dividend income.
                    Invests in equity securities that meet the
                    following quality criteria: regular dividend
                    increases; 35% of earnings reinvested
                    annually; and a credit rating of "A" to "AAA".
                    ----------------------------------------------------

Large Cap Value     Seeks long-term growth of capital and income.
                    Invests primarily in equity and equity-related
                    securities of companies with market
                    capitalization greater than $1 billion.
                    ----------------------------------------------------

Capital Growth      Seeks long-term total return.
                    Invests primarily in common stocks of
                    companies where the potential for change
                    (earnings acceleration) is significant.
                    ----------------------------------------------------

Growth              Seeks capital appreciation.
                    Invests primarily in common stocks of growth
                    companies that have favorable relationships
                    between price/earnings ratios and growth rates
                    in sectors offering the potential for above-
                    average returns.
                    ----------------------------------------------------

Value Equity        Seeks capital appreciation.  Dividend income
                    is a secondary objective.
                    Invests primarily in common stocks of domestic
                    and foreign issuers which meet quantitative
                    standards relating to financial soundness and
                    high intrinsic value relative to price.
                    ----------------------------------------------------

Research            Seeks long-term growth of capital and future
                    income.
                    Invests primarily in common stocks or
                    securities convertible into common stocks of
                    companies believed to have better than average prospects for long-term growth.
                    ----------------------------------------------------

Mid-Cap Growth      Seeks long-term growth of capital.
                    Invests primarily in equity securities of
                    companies with medium market capitalization
                    which the portfolio manager believes have
                    above-average growth potential.
                    ----------------------------------------------------

Strategic Equity    Seeks capital appreciation.
                    Invests primarily in common stocks of medium-
                    and small-sized companies.
                    ----------------------------------------------------

Capital             Seeks long-term capital growth.
  Appreciation      Invests primarily in equity securities
                    believed by the portfolio manager to be
                    undervalued.
                    ----------------------------------------------------

All Cap             Seeks capital appreciation through investment
                    in securities which the portfolio manager
                    believes have above-average capital
                    appreciation potential.
                    Invests primarily in equity securities of U.S. companies of any size.
                    ----------------------------------------------------

Small Cap           Seeks long-term capital appreciation.
                    Invests primarily in equity securities of
                    companies that have a total market
                    capitalization within the range of companies
                    in the Russell 2000 Growth Index or the
                    Standard & Poor's Small-Cap 600 Index.
                    ----------------------------------------------------

Real Estate         Seeks capital appreciation.  Current income is
                    a secondary objective.
                    Invests primarily in publicly-traded real
                    estate equity securities.
                    ----------------------------------------------------

Hard Assets         Seeks long-term capital appreciation.
                    Invests primarily in hard asset securities.
                    Hard asset companies produce a commodity which
                    the portfolio manager is able to price on a
                    daily or weekly  basis.
                    ----------------------------------------------------

Managed Global      Seeks capital appreciation.  Current income is
                    only an incidental consideration.
                    Invests primarily in common stocks traded in
                    securities markets throughout the world.
                    ----------------------------------------------------

Developing World    Seeks capital appreciation.
                    Invests primarily in equity securities of
                    companies in developing or emerging countries.
                    ----------------------------------------------------

THE PIMCO TRUST
PIMCO High Yield    Seeks to maximize total return, consistent
 Bond               with preservation of capital and prudent
                    investment management.
                    Invests in at least 65% of its assets in a
                    diversified portfolio of junk bonds rated at
                    least B by Moody's Investor Services, Inc. or
                    Standard & Poor's or, if unrated, determined
                    by the portfolio manager to be of comparable
                    quality.
                    ----------------------------------------------------

PIMCO StocksPLUS    Seeks to achieve a total return which exceeds
 Growth and Income  the total return performance of the S&P 500.
                    Invests primarily in common stocks, options,
                    futures, options on futures and swaps.
                    ----------------------------------------------------

THE WARBURG PINCUS TRUST
International       Seeks long-term appreciation.
 Equity             Invests primarily in a broadly diversified
                    portfolio of equity securities of companies
                    that have their principal business activities
                    outside of the United States.
                    ----------------------------------------------------

INVESTMENT MANAGEMENT FEES
Directed Services, Inc. serves as the overall manager of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Pacific Investment Management Company ("PIMCO") serves as investment advisor to the PIMCO Trust. The PIMCO Trust pays PIMCO a monthly advisory fee and a monthly administrative fee of 0.25% based on the average daily net assets of each of the investment portfolios for managing the assets of the portfolios and for administering the PIMCO Trust.

Credit Suisse Asset Management, LLC serves as the investment advisor of the Warburg Pincus Trust. The Warburg Trust pays Credit Suisse Asset Management a monthly advisory fee based on the average daily net assets of the investment portfolio and also procures the services necessary for the operation of its portfolios. The Warburg Trust pays monthly administrative fees to two co-administrators for administrative services, one of which is an affiliate of Credit Suisse Asset Management. The monthly administrative fee is based on the portfolio's average daily net assets. Credit Suisse Asset Management does not bear any portfolio expenses.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.


                      THE FIXED INTEREST ALLOCATION
You may allocate premium payments and transfer your contract value to the guaranteed interest periods of our Fixed Account at any time during the accumulation period. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We currently offer guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years, although we may not offer all these periods in the future. You may select one or more guaranteed interest periods at any one time. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. YOU BEAR THE RISK THAT YOU MAY RECEIVE LESS THAN YOUR PRINCIPAL IF WE APPLY A MARKET VALUE ADJUSTMENT.

Assets supporting amounts allocated to the Fixed Account are available to fund the claims of all classes of our customer, contract owners and other creditors. Interests under your Contract relating to the Fixed Account are registered under the Securities Act of 1933, but the Fixed Account is not registered under the 1940 Act.

SELECTING A GUARANTEED INTEREST PERIOD
You may select one or more Fixed Interest Allocations with specified guaranteed interest periods. A guaranteed interest period is the period that a rate of interest is guaranteed to be credited to your Fixed Interest Allocation. We may at any time decrease or increase the number of guaranteed interest periods offered. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. For more information on DCA Fixed Interest Allocations, see "Transfers Among Your Investments - Dollar Cost Averaging."

Your contract value in the Fixed Account is the sum of your Fixed
Interest Allocations and the interest credited as adjusted for any withdrawals (including any Market Value Adjustment applied to such withdrawal), transfers or other charges we may impose. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of contract value. We will credit interest daily at a rate which yields the quoted guaranteed interest rate.

GUARANTEED INTEREST RATES
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. To find out the current guaranteed interest rate for a guaranteed interest period you are interested in, please contact our Customer Service Center or your registered representative. The determination may be influenced by the interest rates on fixed income investments in which we may invest with the amounts we receive under the Contracts. We will invest these amounts primarily in investment-grade fixed income securities (i.e., rated by Standard & Poor's rating system to be suitable for prudent investors) although we are not obligated to invest according to any particular strategy, except as may be required by applicable law. You will have no direct or indirect interest in these investments. We will also consider other factors in determining the guaranteed interest rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors.
We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate of less than 3% per year.

We may from time to time at our discretion offer interest rate specials for new premiums that are higher than the current base interest rate then offered. Renewal rates for such rate specials will be based on the base interest rate and not on the special rates initially declared.

TRANSFERS FROM A FIXED INTEREST ALLOCATION
You may transfer your contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Account B. Unless you tell us the Fixed Interest Allocations from which such transfers will be made, we will transfer amounts from your Fixed Interest Allocations starting with the guaranteed interest period nearest its maturity date, until we have honored your transfer request.

The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. If a transfer request would reduce the contract value remaining in a Fixed Interest Allocation to less than $100, we will treat such transfer request as a request to transfer the entire contract value in such Fixed Interest Allocation. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire contract value in such Fixed Interest Allocation to the Liquid Asset subaccount, and such a transfer will be subject to a Market Value Adjustment.

On the maturity date of a guaranteed interest period, you may transfer amounts from the applicable Fixed Interest Allocation to the subaccounts and/or to new Fixed Interest Allocations with guaranteed interest periods of any length we are offering at that time. You may not, however, transfer amounts to any Fixed Interest Allocation with a guaranteed interest period that extends beyond the annuity start date.

At least 30 calendar days before a maturity date of any of your Fixed Interest Allocations, or earlier if required by state law, we will send you a notice of the guaranteed interest periods that are available. You must notify us which subaccounts or new guaranteed interest periods you have selected before the maturity date of your Fixed Interest Allocations. If we do not receive timely instructions from you, we will transfer the contract value in the maturing Fixed Interest Allocation to a new Fixed Interest Allocation with a guaranteed interest period that is the same as the expiring guaranteed interest period. If such guaranteed interest period is not available or would go beyond the annuity start date, we will transfer your contract value in the maturing Fixed Interest Allocation to the next shortest guaranteed interest period which does not go beyond the annuity start date. If no such guaranteed interest period is available, we will transfer the contract value to a subaccount specially designated by the Company for such purpose. Currently we use the Liquid Asset subaccount for such purpose.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders."

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION
During the accumulation phase, you may withdraw a portion of your contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. Systematic withdrawals from a Fixed Interest Allocation are not permitted if such Fixed Interest Allocation is currently participating in the dollar cost averaging program. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and, in some cases, a surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax.

Please be aware that the benefit we pay under any of the optional riders will be reduced on a pro rata basis by any withdrawals you make from the Fixed Interest Allocations during the period while the rider is in effect.

If you tell us the Fixed Interest Allocation from which your withdrawal will be made, we will assess the withdrawal against that Fixed Interest Allocation. If you do not, we will assess your withdrawal against the subaccounts in which you are invested, unless the withdrawal exceeds the contract value in the subaccounts. If there is no contract value in those subaccounts, we will deduct your withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request.

Please be aware that the benefit we pay under any of the optional riders will be reduced on a pro rata basis by any withdrawals you make from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders."

MARKET VALUE ADJUSTMENT
A Market Value Adjustment may decrease, increase or have no effect on your contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest

Allocation
(unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

We determine the Market Value Adjustment by multiplying the amount you withdraw, transfer or apply to an income plan by the following factor:

                    (   1+I   )N/365
                    (---------)         -1
                    (1+J+.0050)

Where,

    o "I" is the Index Rate for a Fixed Interest Allocation on the first day of the guaranteed interest period;

    o   "J" is equal to the following:

        (1) If calculated for a Fixed Interest Allocation of 1 year or more, then "J" is the Index Rate for a new Fixed Interest Allocation with a guaranteed interest period equal to the time remaining (rounded up to the next full year except in Pennsylvania) in the guaranteed interest period;

        (2) If calculated for a Fixed Interest Allocation of 6 months, then "J" is the lesser of the Index Rate for a new Fixed Interest Allocation with (i) a 6 month guaranteed interest period, or (ii) a 1 year guaranteed interest period at the time of calculation; and

    o "N" is the remaining number of days in the guaranteed interest period at the time of calculation.
      "I" is the Index Rate for a Fixed Interest Allocation on the first day of the guaranteed interest period;

The Index Rate is the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for a period equal to the applicable guaranteed interest period. The average currently is based on the period starting from the 22nd day of the calendar month two months prior to the month of the Index Rate determination and ending the 21st day of the calendar month immediately before the month of determination. We currently calculate the Index Rate once each calendar month but have the right to calculate it more frequently. The Index Rate will always be based on a period of at least 28 days. If the Ask Yields are no longer available, we will determine the Index Rate by using a suitable and approved, if required, replacement method.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Several examples which illustrate how the Market Value Adjustment works are included in Appendix B.


                          THE ANNUITY CONTRACT
The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust, the PIMCO Trust and the Warburg Pincus Trust through Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit when due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit. If no beneficial owner of the Trust has been designated, the availability of enhanced death benefits will be based on the age of the annuitant at the time you purchase the Contract.

  JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit is paid upon the death of the first of the joint owners to die. Joint owners may only select the Standard Death Benefit option. Upon adding an additional owner to a contract which was issued with an Enhanced Death Benefit option, generally, your death benefit will be changed automatically to a Standard Death Benefit and your mortality and expense risk charges will be lowered correspondingly to that which is charged under the Standard Death Benefit Option. Also note that if any owner's age is 86 or greater, even the standard death benefit guarantee will also be lost. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

  CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract.
A change in ownership may affect the amount of the death benefit, the guaranteed death benefit, and/or the death benefit option applied to the contract. The new owner's age, as of the date of the change, will be used as the basis for determining which option to use.
The new owner's death will determine when a death benefit is payable.

If the new owner's age is less than 80, the death benefit option in effect prior to the change in owner will remain in effect. If the new owner's age is greater than 79, but less than or equal to 85, and if the contract was issued with an enhanced death benefit, the death benefit will become the Standard Death Benefit. If the new owner's age is greater than 85, the death benefit will be the cash surrender value.
Once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits and the death benefit will continue to be the cash surrender value.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($250 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

CREDITING OF PREMIUM PAYMENTS
We will allocate your initial premium and credit within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments and credits will be credited to a Contract within 1 business day if they are received in good order. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. Once the completed application is received, we will allocate the payment and credit to the subaccount and/or Fixed Interest Allocation specified by you within 2 business days. We will make inquiry to discover any missing information related to subsequent payments. For any subsequent premium payments, the payment and credit will be credited at the accumulation unit value next determined after receipt of your premium payment.

Once we allocate your premium payment and credit to the subaccounts selected by you, we convert the premium payment and credit into accumulation units. We divide the amount of the premium payment and credit allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

     (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 15 days of the premium payment. If we do not receive the application or form within 15 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

     (2) If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you.

In some states, we may require that an initial premium designated for a subaccount of Account B or the Fixed Account be allocated with the added credit to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium and credit plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated with the added credit to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums and credits to the specially designated subaccount during the free look period.

ADDITIONAL CREDIT TO PREMIUM
A credit will be added to your contract value based on each premium payment. The credit will be added proportionally to each subaccount and Fixed Interest Allocation as the premium payment is allocated. The credit is a minimum of 4% of the premium payment. We may increase the credit at our discretion. If we increase the credit we may reduce it also at our discretion, but we will not reduce it below the minimum credit of 4%, and we will give at least 30 days notice of any planned reduction.

The credit constitutes earnings (and not premiums paid by you) for federal tax purposes.

In any of the following circumstances, we deduct a credit from the amount we pay to you or your beneficiary:

     (1) If you return your Contract within the free look period, we will deduct the credit from the refund amount;

     (2) If a death benefit of contract value becomes payable, we will deduct any credits added to your contract within 1 year; and

     (3) If we waive any surrender charge, we will deduct any credit added to your contract value within 1 year.

If we deduct a credit from any amount we pay to you, we will deduct the full dollar amount of the credit. You will retain any gains, and you will also bear any losses, that are attributable to the credit we deduct.

Once we have waived any surrender charge, we will not add any additional credit to any additional premium you pay on or after the date of any such waiver.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

  CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments and credits allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees, (including, in some cases, fees for optional benefit riders) and premium taxes.

  CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and added credit that was designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium and added credit not allocated to a Fixed Interest Allocation will be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments and credits, and then add or subtract any transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee
(unless waived), any optional benefit rider charges, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments.

We also reserve the right to: (i) deregister Account B under the 1940 Act; (ii) operate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Account B; and (v) combine Account B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED ACCOUNT
The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See "The Fixed Interest Allocations" for more information.

OPTIONAL RIDERS
Subject to state availability, you may elect one of three optional benefit riders discussed below. You may not add more than one of these three riders to your Contract. There are separate charges for each rider.

Once elected, the riders generally may not be cancelled. This means once you add the rider you may not remove it, and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees - Optional Rider Charges" for information on rider charges.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. THEY SHOULD BE ANALYZED THOROUGHLY AND UNDERSTOOD COMPLETELY BEFORE BEING ELECTED. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800)366-0066.

RIDER DATE
We use the term rider date in the discussion of the optional benefit riders below. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if the rider was purchased at the time the Contract is issued.

SPECIAL FUNDS
We use the term Special Funds in the discussion of the Minimum Guaranteed Accumulation Benefit rider (with the 20-year waiting period) and the Minimum Guaranteed Income Benefit rider. The Special Funds refer to the Liquid Asset subaccount, Limited Maturity Bond subaccount and the Fixed Interest Allocations. The Company may designate new and/or existing subaccounts as a Special Fund with 30 days notice at any time, including during the life of a rider.

NO CANCELLATION
The optional riders are irrevocable. Once you purchase a rider, the rider may not be cancelled, unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract which automatically cancels any attached rider. Once theContract continues beyond the free look period, you may not at any time cancel the rider, except with respect to a one-time right to cancel the twenty-year option of the Minimum Guaranteed Accumulation Benefit rider under specified conditions. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION
The optional riders are "living benefits." This means that the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate (and all benefits under the rider will cease) if you annuitize, surrender or otherwise terminate your Contract or die (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract, during the accumulation phase. The optional rider will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with the applicable rider.

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER
The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than the MGAB Base. The MGAB rider may offer you protection in the event your contract value loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see
"Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and guarantees that your contract value at the end of ten years will at least equal your initial premium payment plus credits, adjusted for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro rata. The twenty-year option has a waiting period of twenty years and guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment plus credits, adjusted pro rata for withdrawals, and adjusted for transfers made within 3 years prior to the MGAB Benefit Date.
On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

  CALCULATING THE MGAB.  We calculate your MGAB as follows:

     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

       If you purchased the MGAB rider on the contract date, and

            (i) elected the ten-year option, your MGAB Base is equal to your initial premium and credit, and any additional premium and credit added to your Contract during the 2-year period after your rider date, adjusted pro rata reductions for any withdrawals and adjusted for any transfers made within the last
                 3 years; or

            (ii) elected the twenty-year option, except for the Special Funds which require special calculations, your MGAB Base is equal to your initial premium and credit, and any additional premium and credit added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Base Rate, adjusted pro rata for any withdrawals and adjusted for any transfers made within the last 3 years. The MGAB Base Rate for allocations other than allocations to the Special Funds is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

       ONLY PREMIUMS AND CREDITS ADDED TO YOUR CONTRACT DURING THE 2-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGAB BASE. ANY ADDITIONAL PREMIUM PAYMENTS YOU ADDED TO YOUR CONTRACT AFTER
       THE SECOND RIDER ANNIVERSARY ARE NOT INCLUDED IN THE MGAB BASE. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

       If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums and credited added during the 2-year period after your rider date. Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit
       Date, will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn
       (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

       For any Special Fund under the twenty-year option, if the actual interest credited to and/or the investment earnings of the contract value allocated to the Special Fund over the calculation period is less than the amount calculated under the formula above, that lesser amount becomes the increase in your MGAB Base for the Special Fund for that period.

       Under the 20-year option, adding the rider after the contract date, payment of premiums after the rider date, and/or investments in the Special Funds may prevent the MGAB Base from doubling over the waiting period.

          2. WE THEN SUBTRACT YOUR THEN CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR MGAB BASE.
            The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

          3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Benefit Date to the subaccounts in which you are invested pro rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

  WITHDRAWALS AND TRANSFERS. We will reduce your MGAB Base and the MGAB Charge Base pro rata to the percentage of contract value of any withdrawals you make after the rider date but prior to the MGAB Benefit Date. Any transfers you make within three years prior to the MGAB Benefit Date will reduce the MGAB Base and the MGAB Charge Base pro rata to the percentage of contract value transferred. Transfers you make before this date will have no immediate impact on the MGAB Base.

  PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

  THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

  CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we will assess the pro rata portion of the MGAB rider charge for the current quarter.

  NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER
The MGIB rider is an optional benefit which guarantees that a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay and when you pay them,the MGIB Base Rate you select, and the dollar amount of any withdrawals you take while the rider is in effect. The charge for the MGIB Rider is higher if you select a higher MGIB Base Rate. For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or income factors in effect on the date you annuitize. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

       (i) your annuity income based on your contract value on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

       (ii) your annuity income based on your contract value on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

       (iii)the MGIB annuity income based on your MGIB Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any surrender charges, premium tax recovery and Market Value Adjustments that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider on the MGIB Benefit Date. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize under the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request,the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

  DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

    1. WE FIRST DETERMINE YOUR MGIB BASE. The MGIB Base is only a calculation used to determine the MGIB. The MGIB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

            (i) If you purchased the MGIB rider on the contract date, except for the Special Funds which require special calculations, the MGIB Base is equal to your initial and certain additional premiums paid plus credits, accumulated at your selected MGIB Base Rate, reduced pro rata by all withdrawals taken while the MGIB rider is in effect.

                 Such additional premium payments and credits added more than 5 years before the earliest MGIB Benefit Date are included in the MGIB
                 Base. Subsequent premiums and credits are excluded from the MGIB Base.

            (ii) If you purchased the MGIB rider after the contract date, except for the Special Funds which require special calculations, your MGIB Base is equal to your contract value on the rider date and certain additional premiums paid, accumulated at the MGIB Base Rate, reduced pro rata by all withdrawals taken while the MGIB rider is in effect. Such additional premium payments and credits added more than 5 years before the earliest MGIB Benefit Date are included
                 in the MGIB Base. Subsequent premiums and credits are excluded from the MGIB Base.

            (iii)For any Special Fund, if the actual earnings
                 and/or the interest credited to the contract value allocated to the Special Fund over the calculation period is less than the amount determined under the formula above, that lesser amount becomes the change in your MGIB Base for the Special Fund.

            Of course, regardless of when purchased or how you invest, withdrawals will reduce the value of your MGIB
            Base pro rata to the percentage of the contract value withdrawn.

            We offer the following MGIB Base Rates: 0%, 3%, 5%, 6% and
            7%. The Company may at its discretion discontinue offering any of these rates. The MGIB Base Rates are annual effective rates. The charge for the MGIB rider is higher if you select a higher MGIB Base Rate.

            The MGIB Base is subject to the MGIB Base Maximum. The MGIB Base Maximum is the amount calculated above until the earlier of: (i) the date the oldest contract owner reaches age 80, or (ii) the date the MGIB Base reaches two times the MGIB Eligible Premiums and credits, adjusted for any withdrawals. MGIB Eligible Premiums is the total of premiums paid after the rider date but more than 5 years before the earliest MGIB Benefit Date.

  2. Then we determine the MGIB annuity income by multiplying your MGIB Base, adjusted for any Market Value Admustment, by the income factor, and then divide by $1,000.

     Two MGIB Income Options are available under the MGIB Rider:

    (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain; or
    (ii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

        On the MGIB Benefit Date, we would apply the MGIB Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option in order to determine the greater amount of income available to you on the MGIB Benefit Date.

  WITHDRAWALS AND TRANSFERS. We will reduce the MGIB Base and the MGIB Base Maximum pro rata by the percentage of contract value of any withdrawals you make. Any transfers to and from the subaccounts and Special Funds in which you are invested will cause your MGIB Base to be reallocated pro rata based on the percentage of contract value you transfer.

  PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider.

   THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a ten-year waiting period from the contract date. If you added the MGIB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a 10-year waiting period from the rider date.

  NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. Upon the death of an annuitant who is not at the same time a contract owner prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

  NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIMES PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES
THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU
ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS
SET FORTH ABOVE.   ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE
FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTURIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICAITON OF YOUR CONTRACT VALUE TO THE CONTRACTS APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER
The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments, equal to all premium payments and credits paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount.
If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see
"Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

       (i) if you purchased the MGWB rider on the contract date, your premium payments and credits received during the first two contract years; or
       (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums and credits received that day, and any subsequent premium payments and credits received during the two-year period commencing on the rider date.


   THE MGWB WITHDRAWAL ACCOUNT. The MGBB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in both the MGWB Withdrawal Account, and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal
 Account is
also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

   GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

       (i)  your contract value is greater than zero;
       (ii) your MGWB Withdrawal Account is greater than zero;
       (iii)your latest allowable annuity start date has not been reached;

       (iv) you have not elected to annuitize your Contract; and
       (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

 WITHDRAWAL ADJUSTMENTS. We will reduce the MGWB Withdrawal Account by the dollar amount of any withdrawal taken up to 7% per year of the Eligible Payment Amount. Any withdrawal taken in excess of 7% per year of the Eligible Payment Amount will reduce both the MGWB Withdrawal Account and the Eligible Payment Amount, pro rata in proportion to the percentage of contract value withdrawn. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

   AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status, if:

       (i)  your MGWB Withdrawal Account is greater than zero;
       (ii) your latest allowable annuity start date has not been reached;
       (iii)you have not elected to annuitize your Contract; and
       (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

  Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary,equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner;
or (iii) until your MGWB Withdrawal Account is exhausted.  We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, (that is, your contract value is zero)we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

  On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted
Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining
payments.   Once the last MGWB periodic payment is made or we pay you the
Commuted Value, your Contract and the MGWB rider terminate.

   DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract
(or you elected the Combination Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual death benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

 PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, (ii) within 30 days after the contract date, or (iii) for any contract issued after December 31, 1999, but at least 30 days before the MGWB rider offering date in your state, during the 30-day period preceding contract anniversary.

  OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

                               WITHDRAWALS
Any time during the accumulation phase and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any Contract year is 10% of your contract value on the date of the withdrawal less any withdrawals during that contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or
(2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or
(2) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:
                                   MAXIMUM PERCENTAGE
                    FREQUENCY      OF CONTRACT VALUE
                    Monthly             0.833%
                    Quarterly           2.50%
                    Annually           10.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with

Section 72(q) and 72(t) distributions.
A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

  FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 10% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

  Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable free withdrawal amount.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by Federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence.
You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by Federal tax law, distributions adequate to satisfy the requirements imposed by Federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

                    TRANSFERS AMONG YOUR INVESTMENTS
You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgement or in accordance with applicable law.
We will apply a Market Value Adjustment to transfers from a Fixed
Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Transfers between Special Funds and other investment portfolios will result in a transfer of the Guaranteed Death Benefit in proportion to the contract value transferred. In cases where more than one Guaranteed Death Benefit exists because of such transfers, each death benefit will be combined to calculate the total death benefit. Transfers may also affect your optional rider base. See "Optional Riders."

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Account B and the Company will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Limited Maturity Bond subaccount or the Liquid Asset subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed

Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Asset subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Asset subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $10,000 of contract value invested in the subaccounts of Account B, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.


                          DEATH BENEFIT CHOICES

DEATH BENEFIT DURING THE ACCUMULATION PHASE
During the accumulation phase, a death benefit is payable when either the annuitant (when a contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as any required claims forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.

You may choose from the following 4 death benefit choices: (1) the Standard Death Benefit Option; (2) the 7% Solution Enhanced Death Benefit Option; (3) the Annual Ratchet Enhanced Death Benefit Option; and (4)the Combination Enhanced Death Benefit Option. Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the enhanced death benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the enhanced death benefit. The MGWB rider may affect the death benefit. See "Minimum Guaranteed Withdrawal Benefit (MGWB) Rider-Death Benefit during Automatic Periodic Benefit Status."

  STANDARD DEATH BENEFIT. You will automatically receive the Standard Death Benefit unless you elect one of the enhanced death benefits. The Standard Death Benefit under the Contract is the greatest of (i) your contract value minus any credits added within 1 year prior to death;
(ii) total premium payments reduced by a pro rata adjustment for any withdrawal; (iii)the cash surrender value; and (iv) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawals, plus all credits, then minus any credits applied within 1 year prior to death.

  ENHANCED DEATH BENEFITS. If the 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit or the Combination Enhanced Death Benefit is elected, the death benefit under the Contract is the greatest of (i) the contract value minus any credits added within 1 year prior to death; (ii) total premium payments reduced by a pro rata adjustment for any withdrawal; (iii) the cash surrender value;
and (iv) the enhanced death benefit as calculated below minus any credits added within 1 year prior to death.

  The Combination Enhanced Death Benefit is the greater of (1) the 7%
Solution Enhanced Dath Benefit or (2) the Annual Ratchet Enhanced Death Benefit. Under this benefit option, the 7% Solution Enhanced Death Benefit and the
Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

             HOW THE ENHANCED DEATH BENEFIT IS CALCULATED

         7% SOLUTION                            ANNUAL RATCHET
   On each business day that            On each contract anniversary
   occurs on or before the              that occurs on or before the
   contract owner turns 80, we          contract owner turns age 80,
   credit interest at the 7%            we compare the prior enhanced
   annual effective rate* to the        death benefit to the contract
   enhanced death benefit from the      value and select the larger
   preceding day (which would be        amount as the new enhanced
   the initial premium and credit       death benefit.
   if the preceding day is the
   contract date), then we add          On all other days, the
   additional premiums paid and         enhanced death benefit is the
   credits added since the              amount determined below.  We
   preceding day, then we adjust        first take the enhanced death
   for any withdrawals made             benefit from the preceding day
   (including any Market Value          (which would be the initial
   Adjustment applied to such           premium and credit if the
   withdrawals and any associated       valuation date is the contract
   surrender charges**) since the       date) and then we add
   preceding day.  At age 80 or at      additional premiums paid and
   the time the maximum death           credits added since the
   benefit is reached, the              preceding day, then
   accumulation rate used will          reduce the enhanced death
   change.                              benefit pro rata for any
   The maximum enhanced death           contract value withdrawn.
   benefit is 3 times all premium       That amount becomes the new
   payments and credits, as             enhanced death benefit.
   reduced by adjustments for
   withdrawals.***


     *The actual interest rate used for calculating the 7%
      Solution Enhanced Death Benefit for the Liquid Asset and
      Limited Maturity Bond investment portfolios and the Fixed
      Account, will be the lesser of (1) 7% and (2) the interest rate, positive or negative, providing a yield on the Guaranteed Death
      Benefit equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any fund as a Special Fund on existing contracts with respect to new premiums added to such fund and also with respect to new transfers to such funds. Thus, selecting these investments may limit the enhanced death benefit.
    **Each premium payment and credit reduced by adjustments for any withdrawals and any associated surrender charges incurred will continue to grow at the 7% annual effective rate until maximum is reached.
   ***Each withdrawal reduces the enhanced death benefit and the maximum enhanced death benefit as follows: If total withdrawals in a contract year do not exceed 7% of cumulative premiums and credits and did not exceed 7% of cumulative premiums and credits in any prior contract year, such withdrawals will reduce the enhanced death benefit and the maximum enhanced death benefit by the amount of the withdrawal (and any associated surrender charge) including any Market Value
      Adjustment. Once withdrawals in any contract year exceed 7% of cumulative premiums, withdrawals will reduce the enhanced death benefit and the maximum enhanced death benefit in proportion to the reduction in contract value pro rata.

           Pro rata withdrawal adjustment on all Death Benefit options is calculated by (i) dividing the contract value withdrawn by the contract value immediately prior to the withdrawal, and then (ii) multiplying the result by the amount of the applicable Death Benefit component immediately prior to the withdrawal.

The Enhanced Death Benefits are available only at the time you purchase your Contract and only if the contract owner or annuitant (when the contract owner is other than an individual) is less than 80 years old at the time of purchase. Enhanced Death Benefits are not available where a Contract is owned by joint owners.

DEATH BENEFIT DURING THE INCOME PHASE
If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH-SPOUSE

If at the Owner's death, the surviving spouse of the deceased Owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will continue to apply, with all age criteria using the surviving spouse's age as the determining age.

At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the Owner will be waived. Any premiums paid later will be subject to any applicable surrender charge.

This addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions if this contract elects to continue the contract as his or her own.

CONTINUATION AFTER DEATH-NON SPOUSE
If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue inforce subject to normal distribution rules.


                            CHARGES AND FEES
We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.

CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

  SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 9-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

  COMPLETE YEARS ELAPSED     0    1    2    3    4    5    6    7    8   9+
    SINCE PREMIUM PAYMENT
  SURRENDER CHARGE           8%   8%   8%   8%   7%   6%   5%   3%   1%  0%

  WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60 day period and your request for the surrender or withdrawal, together with all required documentation is received at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualifying medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states. If we waive the surrender charge, we will deduct any credit added to your contract value within 1 year, and we will not add any additional credit to any additional premium you pay on or after the date of any such waiver.

  FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 10% of your contract value on the date of withdrawal less any withdrawals during that contract year.

  SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest

Allocations in which you are invested.
ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix C. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

  PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawals or on the annuity start date.

  ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $40 per Contract. This charge is waived if you have a contract value $100,000 or more at the end of a contract year or the sum of the premiums paid equals or exceeds $100,000. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

  TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
  MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the death benefit you have elected. If you have elected the Standard Death Benefit, the charge, on an annual basis, is equal to 1.30% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .003585% for each day since the previous business day. If you have elected an enhanced death benefit, the charge, on an annual basis, is equal to 1.45% for the Annual Ratchet Enhanced Death Benefit, 1.65% for the 7% Solution Enhanced Death Benefit or 1.75% for the Combination Enhanced Death Benefit, of the assets you have in each subaccount. The charge is deducted each business day at the rate of.004002%, .004558%, or .004837%, respectively, for each day since the previous business day.

  ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% for each day since the previous business day. This charge is deducted daily from your assets in each subaccount in order to compensate us for a portion of the administrative expenses under the Contract.

OPTIONAL RIDER CHARGES

Subject to state availability, you may purchase one of three optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. A Market Value Adjustment may apply if rider charges are deducted from your Fixed Interest Allocation more than 30 days before its maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract - Optional Riders."

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

       Waiting Period           Quarterly Charge
       --------------           ----------------
       10 Year..................0.20% of the MGAB Charge Base (0.80% annually)
       20 Year..................0.20% of the MGAB Charge Base (0.80% annually)

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date, and
(ii) premiums and credits during the 2-year period commencing on the rider date, adjusted pro rata for withdrawals and adjusted for transfers made within the last
3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

       MGIB Base Rate           Quarterly Charge
       --------------           ----------------
       0% ......................0.05% of the MGIB Base (0.20% annually)
       3%.......................0.08% of the MGIB Base (0.32% annually)
       5%.......................0.10% of the MGIB Base (0.40% annually)
       6%.......................0.15% of the MGIB Base (0.60% annually)
       7%.......................0.20% of the MGIB Base (0.80% annually)

The MGIB Base depends on the amount of premiums you pay, and credit, and when you pay them, the MGIB Base Rate you select, less pro rata adjustments for withdrawals and transfers. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Base immediately prior to the surrender or annuitization.

  MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.20% (0.80% annually) of the MGWB Eligible Payment Amount.
See "Minimum Guaranteed Withdrawal Benefit (MGWB) Rider" for a description of the MGWB Eligible Payment Amount. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct the charge for the current quarter based on the current quarterly charge rate and your total premiums paid, and applicable credits, immediately prior to the surrender or annuitization.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Please read the respective Trust prospectus for details.


                           THE ANNUITY OPTIONS
ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option chosen. You may change annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value adjusted for any applicable Market Value Adjustment on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant, where appropriate under applicable law, or beneficiary (and gender), the total contract value applied to purchase a Fixed Interest Allocation, and the applicable payment rate.

Our approval is needed for any option where:

     (1) The person named to receive payment is other than the contract owner or beneficiary;

     (2) The person named is not a natural person, such as a corporation; or

     (3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the Statement of Additional Information. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult your tax adviser for tax advice.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

  OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

  OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Payment is made for the life of the annuitant in equal monthly installments and guaranteed for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, payments continue until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

  OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments.
Monthly payment amounts are available if you ask for them.

  OPTION 4. ANNUITY PLAN. The contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

     (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in the Contract.

     (2) For Option 3, no amounts are payable after both named persons have died.

     (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.


                        OTHER CONTRACT PROVISIONS
REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report, including rider charges if you have elected one of the optional riders offered in this prospectus. We will also send you copies of any shareholder reports of the investment portfolios in which Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the Securities and Exchange Commission so that the sale of securities held in Account B may not reasonably occur or so that the Company may not reasonably determine the value of Account B's net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or sex given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES  APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the fixed account), (ii) then we exclude any credit initially applied, and (iii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.

SELLING THE CONTRACT
Directed Services, Inc. is the principal underwriter and distributor of the Contract as well as for other contracts issued through Account B and other separate accounts of Golden American. We pay Directed Services for acting as principal underwriter under a distribution agreement which in turn pays the writing agent. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Directed Services enters into sales agreements with broker-dealers to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. Directed Services receives a maximum of 5.5% commission, and passes through 100% of the commission to the broker-dealer whose registered representative sold the contract.

                        UNDERWRITER COMPENSATION
         ----------------------------------------------------------
         |     NAME OF     |     AMOUNT OF     |      OTHER       |
         |    PRINCIPAL    |  COMMISSION TO BE |   COMPENSATION   |
         |   UNDERWRITER   |        PAID       | Reimbursement of |
         |                 |  Maximum of 5.5%  |       any        |
         |     Directed    |   of any initial  | covered expenses |
         |  Services, Inc. |   or additional   |     incurred     |
         |                 |  premium payments |  by registered   |
         |                 |    except when    |representatives   |
         |                 |      combined     |       in         |
         |                 |  with some annual | connection with  |
         |                 |       trail       | the distribution |
         |                 |    commissions.   |      of the      |
         |                 |                   |    Contracts.    |
         |                 |                   |                  |
         ----------------------------------------------------------

Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed 5.5% of total premium payments).

We do not pay any additional commissions on the sale or exercise of any of the optional benefit riders offered in this prospectus.


                            OTHER INFORMATION
VOTING RIGHTS
We will vote the shares of a Trust owned by Account B according to your instructions. However, if the Investment Company Act of 1940 or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Account B which are not attributable to contract owners in the same proportion.

YEAR 2000 PROBLEM
Like other business organizations and individuals around the world, Golden American and Account B could be adversely affected if the computer systems doing the accounts processing or on which Golden American and/or Account B relies do not properly process and calculate date-related information related to the end of the year 1999. This is commonly known as the Year 2000 (or Y2K) Problem. Golden American is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by its and Account B's major service providers. At this time, however, we cannot guarantee that these steps will be sufficient to avoid any adverse impact on Golden American and Account B.

STATE REGULATION
We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a materially adverse impact on the Company or Account B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Secretary of Golden American. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of Golden American Life Insurance Company and Account B appearing in this prospectus or in the Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in this prospectus or in the Statement of Additional Information and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                       FEDERAL TAX CONSIDERATIONS
The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
  DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for nonqualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Account B, through the subaccounts, will satisfy these diversification requirements.

In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Account B assets supporting the Contract.

  REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit choices" for additional information on required distributions from nonqualified contracts.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
  IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
  NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals)during the taxable year.
There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

  WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, (including amounts paid to you under the MGWB rider) the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value
(unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the contract.The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.
In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

  PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

      o   made on or after the taxpayer reaches age 59 1/2;

      o   made on or after the death of a contract owner;

      o   attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

  ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

  TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

  TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax adviser as to the tax consequences.

  WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

  MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and contributions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

  DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified orm or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

  WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Golden American will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRAS
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA

(social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

ENHANCED DEATH BENEFIT
The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the contract value. The Internal Revenue Service has not ruled whether an Enhanced Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any Code section 401(a) pension or profit-sharing plan or Code section 403(b) tax-sheltered annuity. Employers using the Contract may want to consult their tax adviser regarding such limitation. Further, the Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the Enhanced Death Benefit provision in the Contract comports with IRA or Roth IRA qualification requirements.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

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      FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
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REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Stockholder
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company as of December 31, 1998 and 1997, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for the year ended December 31, 1998 and for the periods from October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 1998 and 1997, and the consolidated results of its operations and its cash flows for the year ended December 31, 1998 and for the periods from October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996 in conformity with generally accepted accounting principles.


                                             /s/Ernst & Young LLP




Des Moines, Iowa
February 12, 1999

                         GOLDEN AMERICAN LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                    (Dollars in thousands, except per share data)


                                                  POST-MERGER
                                     ------------------------------------
                                     December 31, 1998  December 31, 1997
                                     -----------------  -----------------
ASSETS
Investments:
  Fixed maturities, available for
    sale, at fair value (cost:
    1998 - $739,772; 1997 -
    $413,288)......................     $  741,985        $  414,401
  Equity securities, at fair value
    (cost: 1998 - $14,437; 1997 -
    $4,437)........................         11,514             3,904
  Mortgage loans on real estate....         97,322            85,093
  Policy loans.....................         11,772             8,832
  Short-term investments...........         41,152            14,460
                                        ----------        ----------
Total investments..................        903,745           526,690
Cash and cash equivalents..........          6,679            21,039
Due from affiliates................          2,983               827
Accrued investment income..........          9,645             6,423
Deferred policy acquisition costs..        204,979            12,752
Value of purchased insurance in
  force............................         35,977            43,174
Current income taxes recoverable...            628               272
Deferred income tax asset..........         31,477            36,230
Property and equipment, less
  allowances for depreciation
  of $801 in 1998 and $97 in 1997..          7,348             1,567
Goodwill, less accumulated
  amortization of $4,408 in 1998
  and $630 in 1997.................        146,719           150,497
Other assets.......................          6,239               755
Separate account assets............      3,396,114         1,646,169
                                        ----------        ----------
Total assets.......................     $4,752,533        $2,446,395
                                        ==========        ==========


                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS (CONTINUED)
                (Dollars in thousands, except per share data)

                                                  POST-MERGER
                                     ------------------------------------
                                     December 31, 1998  December 31, 1997
                                     -----------------  -----------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Policy liabilities and accruals:
 Future policy benefits:
 Annuity and interest sensitive life
   products.........................     $  881,112        $  505,304
 Unearned revenue reserve...........          3,840             1,189
 Other policy claims and benefits...             --                10
                                         ----------        ----------
                                            884,952           506,503

Line of credit with affiliate.......             --            24,059
Surplus notes.......................         85,000            25,000
Due to affiliates...................             --                80
Other liabilities...................         32,573            17,271
Separate account liabilities........      3,396,114         1,646,169
                                         ----------        ----------
                                          4,398,639         2,219,082

Commitments and contingencies

Stockholder's equity:
 Common stock, par value $10 per share,
   authorized,issued and outstanding
   250,000 shares...................          2,500            2,500
 Additional paid-in capital.........        347,640          224,997
 Accumulated other comprehensive
   income (loss)....................           (895)             241
 Retained earnings (deficit)........          4,649             (425)
                                         ----------       ----------
Total stockholder's equity..........        353,894          227,313
                                         ----------       ----------
Total liabilities and stockholder's
  equity............................     $4,752,533       $2,446,395
                                         ==========       ==========


                      See accompanying notes.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF OPERATIONS
                      (Dollars in thousands)


                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |                                     |
REVENUES:                                                          |                                     |
 Annuity and interest sensitive                                    |                                     |
  life product charges........    $  39,119           $  3,834     |     $ 18,288           $ 8,768      |     $12,259
 Management fee revenue.......        4,771                508     |        2,262               877      |       1,390
 Net investment income........       42,485              5,127     |       21,656             5,795      |       4,990
 Realized gains (losses) on                                        |                                     |
  investments.................       (1,491)                15     |          151                42      |        (420)
 Other income.................        5,569                236     |          426               486      |          70
                                  ---------           --------     |     --------           -------      |     -------
                                     90,453              9,720     |       42,783            15,968      |      18,289
                                                                   |                                     |
                                                                   |                                     |
INSURANCE BENEFITS AND EXPENSES:                                   |                                     |
Annuity and interest sensitive                                     |                                     |
 life benefits:                                                    |                                     |
 Interest credited to account                                      |                                     |
  balances.....................      94,845              7,413     |       19,276             5,741      |       4,355
 Benefit claims incurred in                                        |                                     |
  excess of account balances...       2,123                 --     |          125             1,262      |         915
 Underwriting, acquisition                                         |                                     |
  and insurance expenses:                                          |                                     |
  Commissions..................     121,171              9,437     |       26,818             9,866      |      16,549
  General expenses.............      37,577              3,350     |       13,907             5,906      |       9,422
  Insurance taxes..............       4,140                450     |        1,889               672      |       1,225
  Policy acquisition costs                                         |                                     |
    deferred...................    (197,796)           (13,678)    |      (29,003)          (11,712)     |     (19,300)
  Amortization:                                                    |                                     |
   Deferred policy acquisition                                     |                                     |
     costs.....................       5,148                892     |        1,674               244      |       2,436
   Value of purchased insurance                                    |                                     |
     in force..................       4,724                948     |        5,225             2,745      |         951
   Goodwill....................       3,778                630     |        1,398               589      |          --
                                  ---------          ---------     |     --------            ------      |     -------
                                     75,710              9,442     |       41,309            15,313      |      16,553
                                                                   |                                     |
Interest expense...............       4,390                557     |        2,082                85      |          --
                                  ---------          ---------     |     --------            ------      |     -------
                                     80,100              9,999     |       43,391            15,398      |      16,553
                                  ---------          ---------     |     --------            ------      |     -------
Income (loss) before income                                        |                                     |
  taxes........................      10,353               (279)    |         (608)              570      |       1,736
                                                                   |                                     |
Income taxes...................       5,279                146     |       (1,337)              220      |      (1,463)
                                  ---------          ---------     |     --------            ------      |     -------
Net income (loss)..............   $   5,074          $    (425)    |     $    729           $   350      |    $  3,199
                                  =========          =========     |     ========           =======      |    ========


                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                      (Dollars in thousands)


                                                                       Accumulated
                                             Redeemable   Additional      Other       Retained          Total
                                   Common    Preferred      Paid-in   Comprehensive   Earnings      Stockholder's
                                   Stock       Stock        Capital   Income (Loss)   (Deficit)        Equity
                                   ------------------------------------------------------------------------------
                                                                   PRE-ACQUISITION
                                   ------------------------------------------------------------------------------
Balance at January 1, 1996........ $2,500     $50,000     $  45,030     $   658         $  (63)      $  98,125
 Comprehensive income:
  Net income......................     --          --            --          --          3,199           3,199
  Change in net unrealized
   investment gains  (losses).....     --          --            --      (1,175)            --          (1,175)
 Comprehensive income.............                                                                       2,024
 Preferred stock dividends........     --          --            --          --           (719)           (719)
                                    ------    -------      --------     -------         ------       ---------
Balance at August 13, 1996........ $2,500     $50,000     $  45,030    $   (517)        $2,417       $  99,430
                                   ======     =======      ========    ========         ======       =========

                                   ------------------------------------------------------------------------------
                                                                  POST-ACQUISITION
                                   ------------------------------------------------------------------------------
Balance at August 14, 1996........ $2,500     $50,000     $  87,372          --             --        $139,872
 Comprehensive income:
  Net income......................     --          --            --          --         $  350             350
  Change in net unrealized
   investment gains (losses)......     --          --            --     $   262             --             262
 Comprehensive income.............                                          612
 Contribution of preferred stock
  to additional paid-in capital...     --     (50,000)       50,000          --             --             --
                                    ------    -------      --------     -------         ------       --------
Balance at December 31, 1996......   2,500         --       137,372         262            350        140,484
 Comprehensive income:
  Net income......................      --         --            --          --            729            729
  Change in net unrealized
   investment gains (losses)......      --         --            --       1,543             --          1,543
 Comprehensive income.............                                        2,272
 Contribution of capital..........      --         --         1,121          --             --          1,121
                                    ------    -------      --------     -------         ------       --------
Balance at October 24, 1997         $2,500         --      $138,493      $1,805         $1,079       $143,877
                                    ======    =======      ========      ======         ======       ========


                                   ------------------------------------------------------------------------------
                                                                     POST-MERGER
                                   ------------------------------------------------------------------------------
Balance at October 25, 1997.......  $2,500         --      $224,997          --             --      $227,497
 Comprehensive loss:
   Net loss.......................      --         --            --          --         $ (425)         (425)
  Change in net unrealized
   investment gains (losses)......      --         --            --     $   241             --           241
 Comprehensive loss...............                                                                      (184)
                                    ------    -------      --------     -------         ------       --------
Balance at December 31, 1997......   2,500         --       224,997         241           (425)      227,313
 Comprehensive income:
  Net income......................      --         --            --          --          5,074         5,074
  Change in net unrealized
   investment gains (losses)......      --         --            --      (1,136)            --        (1,136)
 Comprehensive income.............                                                                     3,938
 Contribution of capital..........      --         --       122,500          --             --       122,500
 Other............................      --         --           143          --             --           143
                                    ------    -------      --------     -------         ------      --------
Balance at December 31, 1998......  $2,500         --      $347,640     $  (895)        $4,649      $353,894
                                    ======    =======      ========     =======         ======      ========

                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CASH FLOWS
                      (Dollars in thousands)



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |                                     |
OPERATING ACTIVITIES                                               |                                     |
Net income (loss)............     $   5,074           $   (425)    |     $    729           $    350     |     $   3,199
Adjustments to reconcile net                                       |                                     |
 income (loss) to net cash                                         |                                     |
 provided by (used in)                                             |                                     |
 operations:                                                       |                                     |
 Adjustments related to annuity                                    |                                     |
  and interest sensitive life                                      |                                     |
  products:                                                        |                                     |
  Interest credited and other                                      |                                     |
   charges on interest                                             |                                     |
   sensitive products........         94,690             7,361     |       19,177              5,106     |         4,472
  Change in unearned                                               |                                     |
   revenues..................          2,651             1,189     |        3,292              2,063     |         2,084
 Decrease (increase) in                                            |                                     |
  accrued investment income..         (3,222)            1,205     |       (3,489)              (877)    |        (2,494)
 Policy acquisition costs                                          |                                     |
  deferred...................       (197,796)          (13,678)    |      (29,003)           (11,712)    |       (19,300)
 Amortization of deferred                                          |                                     |
  policy acquisition costs...          5,148               892     |        1,674                244     |         2,436
 Amortization of value of                                          |                                     |
  purchased insurance in                                           |                                     |
  force......................          4,724               948     |        5,225              2,745     |           951
 Change in other assets,                                           |                                     |
  other liabilities and                                            |                                     |
  accrued income taxes.......          9,891             4,205     |       (8,944)               (96)    |         4,672
 Provision for depreciation                                        |                                     |
  and amortization...........          8,147             1,299     |        3,203              1,242     |           703
 Provision for deferred                                            |                                     |
  income taxes...............          5,279               146     |          316                220     |        (1,463)
 Realized (gains) losses on                                        |                                     |
  investments................          1,491               (15)    |         (151)               (42)    |           420
                                   ---------          --------     |      --------           --------    |     ---------
Net cash provided by (used                                         |                                     |
 in)operating activities.....        (63,923)            3,127     |       (7,971)              (757)    |        (4,320)
                                                                   |                                     |
INVESTING ACTIVITIES                                               |                                     |
Sale, maturity or repayment                                        |                                     |
 of investments:                                                    |                                     |
 Fixed maturities - available                                      |                                     |
  for sale                           145,253             9,871     |       39,622             47,453     |        55,091
 Mortgage loans on real                                            |                                     |
  estate.....................          3,791             1,644     |        5,828                 40     |            --
 Short-term investments-net..             --                --     |       11,415              2,629     |           354
                                   ---------          --------     |     --------           --------     |     ---------
                                     149,044            11,515     |       56,865             50,122     |        55,445
Acquisition of investments:                                        |                                     |
 Fixed maturities - available                                      |                                     |
  for sale...................       (476,523)          (29,596)    |     (155,173)          (147,170)    |      (184,589)
 Equity securities...........        (10,000)               (1)    |       (4,865)                (5)    |            --
 Mortgage loans on real                                            |                                     |
  estate.....................        (16,390)          (14,209)    |      (44,481)           (31,499)    |            --
 Policy loans - net..........         (2,940)             (328)    |       (3,870)              (637)    |        (1,977)
 Short-term investments-net..        (26,692)          (13,244)    |           --                 --     |            --
                                   ---------          --------     |     --------           --------     |     ---------
                                    (532,545)          (57,378)    |     (208,389)          (179,311)    |      (186,566)
Purchase of property and                                           |                                     |
 equipment...................         (6,485)             (252)    |         (875)              (137)    |            --
                                   ---------          --------     |     --------           --------     |     ---------
Net cash used in investing                                         |                                     |
 activities..................       (389,986)          (46,115)    |     (152,399)          (129,326)    |      (131,121)


                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
         CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)
                      (Dollars in thousands)



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |                                     |
FINANCING ACTIVITIES                                               |                                     |
Proceeds from issuance of                                          |                                     |
 surplus note................     $  60,000                --      |           --           $ 25,000     |            --
Proceeds from reciprocal loan                                      |                                     |
 agreement borrowings........       500,722                --      |           --                 --     |            --
Repayment of reciprocal loan                                       |                                     |
 agreement borrowings........      (500,722)               --      |           --                 --     |            --
Proceeds from revolving                                            |                                     |
 note payable................       108,495                --      |           --                 --     |            --
Repayment of revolving note                                        |                                     |
 payable.....................      (108,495)               --      |           --                 --     |            --
Proceeds from line of credit                                       |                                     |
 borrowings..................            --           $10,119      |    $  97,124                 --     |            --
Repayment of line of credit                                        |                                     |
borrowings...................            --            (2,207)     |      (80,977)                --     |            --
Receipts from annuity and                                          |                                     |
 interest sensitive life                                           |                                     |
 policies credited to                                              |                                     |
 account balances............       593,428            62,306      |      261,549            116,819     |      $149,750
Return of account balances                                         |                                     |
 on annuity and interest                                           |                                     |
 sensitive life policies.....       (72,649)           (6,350)     |      (13,931)            (3,315)    |        (2,695)
Net reallocations to Separate                                      |                                     |
 Accounts                          (239,671)          (17,017)     |      (93,069)           (10,237)    |        (8,286)
Contributions of capital by                                        |                                     |
 parent......................        98,441                --      |        1,011                 --     |            --
Dividends paid on preferred                                        |                                     |
 stock.......................            --                --      |           --                 --     |          (719)
Net cash provided by                                               |                                     |
 financing activities........       439,549            46,851      |      171,707            128,267     |       138,050
                                                                   |                                     |
Increase (decrease) in cash                                        |                                     |
 and cash equivalents........       (14,360)            3,863      |       11,337             (1,816)    |         2,609
Cash and cash equivalents at                                       |                                     |
 beginning of period.........        21,039            17,176      |        5,839              7,655     |         5,046
Cash and cash equivalents at                                       |                                     |
 end of period...............     $   6,679           $21,039      |    $  17,176           $  5,839     |      $  7,655
                                                                   |                                     |
SUPPLEMENTAL DISCLOSURE                                            |                                     |
  OF CASH FLOW INFORMATION                                         |                                     |
Cash paid during the period                                        |                                     |
 for:                                                              |                                     |
 Interest....................     $   4,305           $   295      |    $   1,912                 --     |            --
 Income taxes................            99                --      |          283                 --     |            --
Non-cash financing activities:                                     |                                     |
 Non-cash adjustment to                                            |                                     |
  additional paid-in capital                                       |                                     |
  for adjusted merger costs..           143                --      |           --                 --     |            --
Contribution of property and                                       |                                     |
  equipment from EIC Variable,                                     |                                     |
  Inc. net of $353 of                                              |                                     |
  accumulated depreciation...            --                --      |          110                 --     |            --
Contribution of capital from                                       |                                     |
  parent to repay line of                                          |                                     |
  credit borrowings..........        24,059                --      |           --                 --     |            --


                     See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                         December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES

CONSOLIDATION

The consolidated financial statements include Golden American Life Insurance Company ("Golden American") and its wholly owned subsidiary, First Golden American Life Insurance Company of New
York ("First Golden," and with Golden American, collectively, the
"Companies"). All significant intercompany accounts and transactions have been eliminated.

ORGANIZATION

Golden American, a wholly owned subsidiary of Equitable of Iowa Companies, Inc., offers variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. On January 2, 1997 and December 23, 1997, First Golden became licensed to sell insurance products in New York and Delaware, respectively. The Companies' products are marketed by broker/dealers, financial institutions and insurance agents. The Companies' primary customers are consumers and corporations.

On October 24, 1997, PFHI Holding, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger ("Merger Agreement") dated July 7, 1997 among Equitable, PFHI and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation. See Note 6 for additional information regarding the merger.

On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable, Inc. (subsequently known as EIC Variable, Inc.) and its wholly owned subsidiaries, Golden American and Directed Services, Inc. ("DSI") from Whitewood Properties Corporation ("Whitewood"). See Note 7 for additional information regarding the acquisition.

For financial statement purposes, the ING merger was accounted for as a purchase effective October 25, 1997 and the change in control of Golden American through the acquisition of BT Variable, Inc. was accounted for as a purchase effective August 14, 1996. The merger and acquisition resulted in new bases of accounting reflecting estimated fair values of assets and liabilities at their respective dates. As a result, the Companies' financial statements for the periods after October 24, 1997 are presented on the Post-Merger new basis of accounting, for the period August 14, 1996 through October 24, 1997 are presented on the Post-Acquisition basis of accounting, and for August 13, 1996 and prior periods are presented on the Pre-Acquisition basis of accounting.

INVESTMENTS

Fixed Maturities: The Companies account for their investments under the Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which requires fixed maturities to be designated as either "available for sale," "held for investment" or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in value

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)


of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC") and deferred income taxes. At December 31, 1998 and 1997, all of the Companies' fixed maturities are designated as available for sale, although the Companies are not precluded from designating fixed maturities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations. Premiums and discounts are amortized/accrued utilizing a method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and other asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Equity Securities: Equity securities are reported at estimated fair value if readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which then becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations.

Mortgage Loans: Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Companies will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

Other Investments: Policy loans are reported at unpaid principal.
Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts.

Realized Gains and Losses: Realized gains and losses are determined on the basis of specific identification and average cost methods for manager initiated and issuer initiated disposals, respectively.

Fair Values: Estimated fair values, as reported herein, of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded fixed maturities are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of equity securities which consist of the Companies' investment in its registered separate accounts are based upon the quoted fair value of the securities comprising the individual portfolios underlying the separate accounts.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

CASH AND CASH EQUIVALENTS

For purposes of the accompanying Statements of Cash Flows, the Companies consider all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS

Certain costs of acquiring new insurance business, principally first year commissions and interest bonuses, extra credit bonuses and other expenses related to the production of new business, have been deferred. Acquisition costs for variable annuity and variable life products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively when the Companies revise their estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Companies have designated as "available for sale" under SFAS No. 115.

VALUE OF PURCHASED INSURANCE IN FORCE

As a result of the merger and the acquisition, a portion of the purchase price related to each transaction was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of VPIF is charged to expense in proportion to expected gross profits of the underlying business. This amortization is adjusted retrospectively when the Companies revise the estimate of current or future gross profits to be realized from the insurance contracts acquired. VPIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities. See Notes 6 and 7 for additional information on VPIF resulting from the merger and acquisition.

PROPERTY AND EQUIPMENT

Property and equipment primarily represent leasehold improvements, office furniture, certain other equipment and capitalized computer software and are not considered to be significant to the Companies' overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL

Goodwill was established as a result of the merger and is being amortized over 40 years on a straight-line basis. Goodwill established as a result of the acquisition was being amortized over 25 years on a straight-line basis. See Notes 6 and 7 for additional information on the merger and acquisition.

FUTURE POLICY BENEFITS

Future policy benefits for divisions with fixed interest guarantees of the variable products are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.00% to 10.00% during 1998, 3.30% to 8.25% during 1997 and 4.00% to 7.25% during 1996. The unearned revenue reserve represents unearned distribution fees. These distribution fees have been deferred and are amortized over the life of the contracts in proportion to expected gross profits.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

SEPARATE ACCOUNTS

Assets and liabilities of the separate accounts reported in the accompanying Balance Sheets represent funds separately administered principally for variable annuity and variable life contracts. Contractholders, rather than the Companies, bear the investment risk for the variable products. At the direction of the contractholders, the separate accounts invest the premiums from the sale of variable products in shares of specified mutual funds. The assets and liabilities of the separate accounts are clearly identified and segregated from other assets and liabilities of the Companies. The portion of the separate account assets equal to the reserves and other liabilities of variable annuity and variable life contracts cannot be charged with liabilities arising out of any other business the Companies may conduct.

Variable separate account assets are carried at fair value of the underlying investments and generally represent contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable annuity and variable life contracts invested in the separate accounts; the fair value of these liabilities is equal to their carrying amount. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Operations.

Product charges recorded by the Companies from variable products consist of charges applicable to each contract for mortality and expense risk, cost of insurance, contract administration and surrender charges. In addition, some variable annuity and all variable life contracts provide for a distribution fee collected for a limited number of years after each premium deposit. Revenue recognition of collected distribution fees is amortized over the life of the contract in proportion to its expected gross profits. The balance of unrecognized revenue related to the distribution fees is reported as an unearned revenue reserve.

DEFERRED INCOME TAXES

Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on equity securities and fixed maturities the Companies have designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Companies' Statements of Operations are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS
Golden American's ability to pay dividends to its Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 1999, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder unless a notice of its intent to declare a dividend and the amount of the dividend has been filed at least thirty days in advance of the proposed declaration. If the Superintendent finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing.
                                    85

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

SEGMENT REPORTING

As of December 31, 1998, the Companies adopted the SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information." SFAS No. 131 superseded SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise." SFAS No. 131 establishes standards for the way public business enterprises report information about operating segments in annual financial statements and requires enterprises to report selected information about operating segments in interim financial reports. SFAS No. 131 also establishes standards for related disclosures about products and services, geographic areas and major customers.

The Companies manage their business as one segment, the sale of variable products designed to meet customer needs for tax-advantaged methods of saving for retirement and protection from unexpected death. Variable products are sold to consumers and corporations throughout the United States. The adoption of SFAS No. 131 did not affect the results of operations or financial position of the Companies.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and value of purchased insurance in force, (4) fair values of assets and liabilities recorded as a result of merger and acquisition transactions, (5) asset valuation allowances, (6) guaranty fund assessment accruals, (7) deferred tax benefits (liabilities) and (8) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the proceeding are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

RECLASSIFICATIONS

Certain amounts in the financial statements for the periods ended within the years ended December 31, 1997 and 1996 have been reclassified to conform to the December 31, 1998 financial statement presentation.

2.   BASIS OF FINANCIAL REPORTING

The financial statements of the Companies differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger/acquisition and is amortized and charged to expense; (3) future policy benefit reserves for divisions with fixed interest guarantees of the variable products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


2.   BASIS OF FINANCIAL REPORTING (continued)

reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs and deferred income taxes (if applicable), credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturities is reduced to fair value by a charge to realized losses in the Statements of Operations when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (10) revenues for variable products consist of policy charges applicable to each contract for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (11) the financial statements of Golden American's wholly owned subsidiary are consolidated rather than recorded at the equity in net assets;
(12) surplus notes are reported as liabilities rather than as surplus; and (13) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

The net loss for Golden American as determined in accordance with statutory accounting practices was $68,002,000 in 1998, $428,000 in 1997 and $9,188,000 in 1996. Total statutory capital and surplus was $183,045,000 at December 31, 1998 and $76,914,000 at
December 31, 1997.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998

3.   INVESTMENT OPERATIONS

INVESTMENT RESULTS

Major categories of net investment income are summarized below:



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |       (Dollars in thousands)        |
                                                                   |                                     |
Fixed maturities.............     $35,224             $4,443       |     $18,488            $5,083       |     $4,507
Equity securities............          --                  3       |          --               103       |         --
Mortgage loans on                                                  |                                     |
 real estate.................       6,616                879       |       3,070               203       |         --
Policy loans.................         619                 59       |         482                78       |         73
Short-term                                                         |                                     |
 investments.................       1,311                129       |         443               441       |        341
Other, net...................         246               (154)      |          24                 2       |         22
Funds held in                                                      |                                     |
 escrow......................          --                 --       |          --                --       |        145
                                  -------             ------       |     -------            ------       |     ------
Gross investment                                                   |                                     |
 income......................      44,016              5,359       |      22,507             5,910       |      5,088
Less investment                                                    |                                     |
 expenses....................      (1,531)              (232)      |        (851)             (115)      |        (98)
                                  -------             ------       |     -------            ------       |     ------
Net investment                                                     |                                     |
 income......................     $42,485             $5,127       |     $21,656            $5,795       |     $4,990
                                  =======             ======       |     =======            ======       |     ======


Realized gains (losses) on investments are as follows:



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |        (Dollars in thousands)       |
                                                                   |                                     |
Fixed maturities:                                                  |                                     |
 available for sale..........     $(1,428)            $25          |     $151               $42          |     $(420)
Mortgage loans...............         (63)            (10)         |       --                --          |        --
                                  -------             ---          |     ----               ---          |     -----
Realized gains (losses)                                            |                                     |
 on investments..............     $(1,491)            $15          |     $151               $42          |     $(420)
                                  =======             ===          |     ====               ===          |     =====

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)

The change in unrealized appreciation (depreciation) of securities at fair value is as follows:


                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |       (Dollars in thousands)        |
                                                                   |                                     |
Fixed maturities:                                                  |                                     |
 Available for sale..........     $1,100              $(3,494)     |     $4,197             $2,497       |      $(3,045)
 Held for investment.........         --                   --      |         --                 --       |          (90)
Equity securities............     (2,390)                 (68)     |       (462)                (4)      |           (2)
                                  ------              -------      |     ------             ------       |      -------
Unrealized appreciation                                            |                                     |
 (depreciation) of                                                 |                                     |
 securities..................    $(1,290)             $(3,562)     |     $3,735             $2,493       |      $(3,137)
                                 =======              =======      |     ======             ======       |      =======


At December 31, 1998 and December 31, 1997, amortized cost, gross unrealized gains and losses and estimated fair values of fixed maturities, all of which are designated as available for sale, are as follows:

                                                               POST-MERGER
                                       ---------------------------------------------------------
                                                         Gross            Gross        Estimated
                                       Amortized       Unrealized      Unrealized        Fair
                                          Cost           Gains            Losses         Value
                                       ---------       ----------      ----------      ---------
                                                          (Dollars in thousands)
DECEMBER 31, 1998
U.S. government and governmental
 agencies and authorities............. $ 13,568          $  182          $   (8)       $ 13,742
Foreign governments...................    2,028               8              --           2,036
Public utilities......................   67,710             546            (447)         67,809
Corporate securities..................  365,569           4,578          (2,658)        367,489
Other asset-backed securities.........   99,877             281          (1,046)         99,112
Mortgage-backed securities............  191,020           1,147            (370)        191,797
                                       --------          ------         -------        --------
Total................................. $739,772          $6,742         $(4,529)       $741,985
                                       ========          ======         =======        ========

DECEMBER 31, 1997
U.S. government and governmental
  agencies and authorities............ $  5,705          $    5         $    (1)       $  5,709
Foreign governments...................    2,062              --              (9)          2,053
Public utilities......................   26,983              55              (4)         27,034
Corporate securities..................  259,798           1,105            (242)        260,661
Other asset-backed securities.........    3,155              32              --           3,187
Mortgage-backed securities............  115,585             202             (30)        115,757
                                       --------          ------         -------        --------
Total................................. $413,288          $1,399         $  (286)       $414,401
                                       ========          ======         =======        ========


                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)

At December 31, 1998, net unrealized investment gains on fixed maturities designated as available for sale totaled $2,213,000. Appreciation of $1,005,000 was included in stockholder's equity at December 31, 1998 (net of an adjustment of $203,000 to VPIF, an adjustment of $455,000 to DPAC and deferred income taxes of $550,000). Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair value for these securities.

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 1998 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                   POST-MERGER
                                           ---------------------------
                                           Amortized        Estimated
December 31, 1998                             Cost          Fair Value
----------------------------------------------------------------------
                                              (Dollars in thousands)
Due within one year......................  $ 50,208          $ 50,361
Due after one year through five years....   310,291           311,943
Due after five years through ten years...    78,264            78,541
Due after ten years......................    10,112            10,231
                                            448,875           451,076
Other asset-backed securities............    99,877            99,112
Mortgage-backed securities...............   191,020           191,797
                                           --------          --------
Total....................................  $739,772          $741,985
                                           ========          ========


An analysis of sales, maturities and principal repayments of the Companies' fixed maturities portfolio is as follows:



                                                        Gross       Gross      Proceeds
                                          Amortized    Realized    Realized      from
                                             Cost       Gains       Losses       Sale
                                          ---------    --------    --------    --------
                                                      (Dollars in thousands)
POST-MERGER
For the year ended December 31, 1998:
Scheduled principal repayments,
 calls and tenders......................  $102,504       $ 60      $    (3)    $102,561
Sales...................................    43,204        518       (1,030)      42,692
                                          --------       ----      -------     --------
Total...................................  $145,708       $578      $(1,033)    $145,253
                                          ========       ====      =======     ========

For the period October 25, 1997 through
 December 31, 1997:
Scheduled principal repayments,
 calls and tenders.....................   $  6,708      $  2            --     $  6,710
Sales..................................      3,138        23            --        3,161
                                          --------      ----       -------     --------
Total..................................   $  9,846      $ 25            --     $  9,871
                                          ========      ====       =======     ========


                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)



                                                        Gross       Gross      Proceeds
                                          Amortized    Realized    Realized      from
                                             Cost       Gains       Losses       Sale
                                          ---------    --------    --------    --------
                                                      (Dollars in thousands)
POST- ACQUISITION
For the period January 1, 1997 through
 October 24, 1997:
Scheduled principal repayments,
 calls and tenders.....................    $25,419         --         --       $25,419
Sales..................................     14,052       $153       $ (2)       14,203
                                           -------       ----       ----       -------
Total..................................    $39,471       $153       $ (2)      $39,622
                                           =======       ====       ====       =======
For the period August 14, 1996 through
 December 31, 1996:
Scheduled principal repayments,
 calls and tenders....................     $ 1,612         --         --       $ 1,612
Sales.................................      45,799       $115       $(73)       45,841
                                           -------       ----       ----       -------
Total.................................     $47,411       $115       $(73)      $47,453
                                           =======       ====       ====       =======

PRE-ACQUISITION
For the period January 1, 1996 through
 August 13, 1996:
Scheduled principal repayments,
 calls and tenders....................     $ 1,801         --         --       $ 1,801
Sales.................................      53,710       $152      $(572)       53,290
                                           -------       ----      -----       -------
Total.................................     $55,511       $152      $(572)      $55,091
                                           =======       ====      =====       =======


Investment Valuation Analysis: The Companies analyze the investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. During the year ended December 31, 1998, Golden American recognized a loss on two fixed maturity investments of $973,000. During 1997 and 1996, no investments were identified as having an other than temporary impairment.

Investments on Deposit: At December 31, 1998 and 1997, affidavits of deposits covering bonds with a par value of $6,470,000 and $6,605,000, respectively, were on deposit with regulatory authorities pursuant to certain statutory requirements.

Investment Diversifications: The Companies' investment policies related to the investment portfolio require diversification by asset type, company and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at December 31, 1998 and December 31, 1997. Fixed maturities included investments in basic industrials (26% in 1998, 30% in 1997), conventional mortgage-backed securities (25% in 1998, 13% in 1997), financial companies (19% in 1998, 24% in 1997), other asset-backed securities (11% in 1998) and various government bonds and government or agency mortgage-backed securities (5% in 1998, 17% in 1997). Mortgage loans on real estate have been analyzed

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)


by geographical location with concentrations by state identified as California (12% in 1998 and 1997), Utah (11% in 1998, 13% in 1997)
and Georgia (10% in 1998, 11% in 1997). There are no other concentrations of mortgage loans in any state exceeding ten percent at December 31, 1998 and 1997. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (36% in 1998, 43% in 1997), industrial buildings (32% in 1998, 33% in 1997) and retail facilities (20% in 1998, 15% in 1997). Equity securities are not significant to the Companies' overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 1998.

4.   COMPREHENSIVE INCOME

As of January 1, 1998, the Companies adopted the SFAS No. 130, "Reporting Comprehensive Income." SFAS No. 130 establishes new rules for the reporting and display of comprehensive income and its components; however, the adoption of this statement had no impact on the Companies' net income or stockholder's equity. SFAS No. 130 requires unrealized gains or losses on the Companies' available for sale securities (net of VPIF, DPAC and deferred income taxes) to be included in other comprehensive income. Prior to the adoption of SFAS No. 130, unrealized gains (losses) were reported separately in stockholder's equity. Prior year financial statements have been reclassified to conform to the requirements of SFAS No. 130.

Total comprehensive income (loss) for the Companies includes $1,015,000 for the year ended December 31, 1998 for First Golden ($159,000, $536,000 and $(57,000), respectively, for the periods
October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997 and December 17, 1996 through December 31, 1996). Other comprehensive income excludes net investment gains (losses) included in net income which merely represent transfers from unrealized to realized gains and losses. These amounts total $(2,133,000) in 1998. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments to VPIF and DPAC totaling $705,000 in 1998.

5.   FAIR VALUES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Companies' investments, investment contracts and debt fall within the standards' definition of a financial instrument. Fair values for the Companies' insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Companies' business or financial condition based on the information presented herein.

The Companies closely monitor the composition and yield of
invested assets, the duration and interest credited on insurance liabilities and resulting interest spreads and timing of cash flows. These amounts
                                    92

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


5.   FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

are taken into consideration in the Companies' overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Companies' business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

                                                   POST-MERGER
                                 -----------------------------------------------
                                    December 31, 1998       December 31, 1997
                                 ----------------------  -----------------------
                                              Estimated              Estimated
                                   Carrying     Fair      Carrying     Fair
                                    Value       Value      Value       Value
                                 -----------  ---------  ----------  -----------
                                             (Dollars in thousands)
ASSETS
Fixed maturities, available
 for sale......................  $  741,985  $  741,985  $  414,401   $  414,401
Equity securities..............      11,514      11,514       3,904        3,904
Mortgage loans on real estate..      97,322      99,762      85,093       86,348
Policy loans...................      11,772      11,772       8,832        8,832
Short-term investments.........      41,152      41,152      14,460       14,460
Cash and cash equivalents......       6,679       6,679      21,039       21,039
Separate account assets........  $3,396,114  $3,396,114  $1,646,169   $1,646,169

LIABILITIES
Annuity products...............     869,009     827,597     493,181      469,714
Surplus notes..................      85,000      90,654      25,000       28,837
Line of credit with affiliate..          --          --      24,059       24,059
Separate account liabilities...   3,396,114   3,396,114   1,646,169    1,646,169




The following methods and assumptions were used by the Companies in estimating fair values.

Fixed Maturities: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded securities are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities.

Equity Securities: Estimated fair values of equity securities, which consist of the Companies' investment in the portfolios underlying its separate accounts, are based upon the quoted fair value of individual securities comprising the individual portfolios. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable returns and quality.

Mortgage Loans on Real Estate: Fair values are estimated by discounting expected cash flows, using interest rates currently offered for similar loans.

Policy Loans: Carrying values approximate the estimated fair value for policy loans.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


5.   FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

Short-Term Investments and Cash and Cash Equivalents: Carrying values reported in the Companies' historical cost basis balance sheet approximate estimated fair value for these instruments due to their short-term nature.

Separate Account Assets: Separate account assets are reported at the quoted fair values of the individual securities in the separate accounts.

Annuity Products: Estimated fair values of the Companies' liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Companies would incur to extinguish the liability.

Surplus Notes: Estimated fair value of the Companies' surplus notes were based upon discounted future cash flows using a discount rate approximating the Companies' return on invested assets.

Line Of Credit With Affiliate: Carrying value reported in the
Companies' historical cost basis balance sheet approximates estimated fair value for this instrument.

Separate Account Liabilities: Separate account liabilities are reported at full account value in the Companies' historical cost balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

6.   MERGER

Transaction: On October 23, 1997, Equitable's shareholders approved the Merger Agreement dated July 7, 1997 among Equitable, PFHI and ING. On October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable according to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn, owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American and their wholly owned subsidiaries. In addition, Equitable owned all the outstanding capital stock of Locust Street Securities, Inc. ("LSSI"), Equitable Investment Services, Inc. (subsequently dissolved), DSI, Equitable of Iowa Companies Capital Trust, Equitable of Iowa Companies Capital Trust II and Equitable of Iowa Securities Network, Inc. (subsequently renamed ING Funds Distributor, Inc.). In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock and assumed approximately $400 million in debt. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation. All costs of the merger, including expenses to terminate certain benefit plans, were paid by the Parent.

Accounting Treatment: The merger was accounted for as a purchase resulting in a new basis of accounting, reflecting estimated fair values for assets and liabilities at October 24, 1997. The purchase price was allocated to EIC and its subsidiaries with $227,497,000 allocated to the Companies. Goodwill was established for the excess of the merger cost over the fair value of the net assets and attributed to EIC and its subsidiaries including Golden American and First Golden. The amount of goodwill allocated to the Companies relating to the merger was $151,127,000 at the merger date and is being amortized over 40 years on a straight-line basis. The carrying value of goodwill will be reviewed periodically for any indication of impairment in value. The Companies' DPAC, previous balance of VPIF and unearned revenue reserve, as of the merger date, were eliminated and a new asset of $44,297,000 representing VPIF was established for all policies in force at the merger date.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


6.   Merger (continued)

Value of Purchased Insurance In Force: As part of the merger, a portion of the acquisition cost was allocated to the right to receive future cash flows from insurance contracts existing with the Companies at the merger date. This allocated cost represents VPIF reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flow at the discount rate determined by ING.

An analysis of the VPIF asset is as follows:


                                                POST-MERGER
                                   -------------------------------------
                                                        For the period
                                      For the year     October 25, 1997
                                         ended              through
                                   December 31, 1998   December 31, 1997
                                   -----------------   -----------------
                                           (Dollars in thousands)

Beginning balance.................      $43,174              $44,297
                                        --------             --------
Imputed interest..................        2,802                1,004
Amortization......................       (7,753)              (1,952)
Changes in assumptions of
 timing of gross profits..........          227                   --
                                        --------             --------
Net amortization..................       (4,724)                (948)
Adjustment for unrealized gains
 on available for sale
 securities.......................          (28)                (175)
Adjustment for other receivables
 and merger costs.................       (2,445)                  --
                                        --------             --------
Ending balance....................      $35,977              $43,174
                                        =======              =======
Interest is imputed on the unamortized balance of VPIF at a rate of 7.38% for the year ended December 31, 1998 and 7.03% for the period October 25, 1997 through December 31, 1997. The amortization of VPIF, net of imputed interest, is charged to expense. VPIF decreased $2,664,000 in the second quarter of 1998 to adjust the value of other receivables at merger date and increased $219,000 in the first quarter of 1998 as a result of an adjustment to the merger costs. VPIF is adjusted for the unrealized gains (losses) on available for sale securities; such changes are included directly in stockholder's equity. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 1998 is $4,300,000 in 1999, $4,000,000 in 2000, $3,900,000 in 2001,
$3,700,000 in 2002 and $3,300,000 in 2003. Actual amortization may vary based upon changes in assumptions and experience.

7.   ACQUISITION

Transaction: On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable from Whitewood, a wholly owned subsidiary of Bankers Trust Company ("Bankers Trust"), according to the terms of the Purchase Agreement dated May 3, 1996 between Equitable and Whitewood. In exchange for the outstanding capital stock of BT Variable, Equitable paid the sum of $93,000,000 in cash to Whitewood in accordance with the terms of the Purchase Agreement. Equitable also paid the sum of $51,000,000 in cash to Bankers Trust to retire certain debt owed by BT
Variable to Bankers Trust pursuant to a revolving credit arrangement. After the acquisition, the BT Variable, Inc. name was changed to EIC Variable, Inc. On April 30, 1997, EIC Variable, Inc. was liquidated and its investments in

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


7.   Acquisition (continued)

Golden American and DSI were transferred to Equitable, while the remainder of its net assets were contributed to Golden American.
On December 30, 1997, EIC Variable, Inc. was dissolved.

Accounting Treatment: The acquisition was accounted for as a purchase resulting in a new basis of accounting, which reflected estimated fair values for assets and liabilities at August 13, 1996. The purchase price was allocated to the three companies purchased - BT Variable, DSI and Golden American. The allocation of the purchase price to Golden American was approximately $139,872,000. Goodwill was established for the excess of the purchase price over the fair value of the net assets acquired and attributed to Golden American. The amount of goodwill relating to the acquisition was $41,113,000 and was amortized over 25 years on a straight-line basis until the October 24, 1997 merger with ING. Golden American's DPAC, previous balance of VPIF and unearned revenue reserve, as of the acquisition date, were eliminated and an asset of $85,796,000 representing VPIF was established for all policies in force at the acquisition date.

Value of Purchased Insurance In Force: As part of the acquisition, a portion of the acquisition cost was allocated to the right to receive future cash flows from the insurance contracts existing with Golden American at the date of acquisition. This allocated cost represents VPIF reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flows at the discount rate determined by Equitable.

An analysis of the VPIF asset is as follows:



                                           POST-ACQUISITION           | PRE-ACQUISITION
                                  ------------------------------------|----------------
                                  For the period     For the period   | For the period
                                  January 1, 1997    August 14,1996   | January 1, 1996
                                      through           through       |     through
                                  October 24, 1997  December 31, 1996 | August 13, 1996
                                  ----------------  ----------------- | ---------------
                                                (Dollars in thousands)
                                                                      |
Beginning balance................      $83,051           $85,796      |      $6,057
                                       -------           -------      |      ------
Imputed interest.................        5,138             2,465      |         273
Amortization.....................      (12,656)           (5,210)     |      (1,224)
Changes in assumption of                                              |      ------
 timing of gross profits.........        2,293                --      |          --
                                       -------           -------      |
Net amortization.................       (5,225)           (2,745)     |        (951)
Adjustment for unrealized gains                                       |
 (losses) on available for sale                                       |
 securities......................         (373)               --      |          11
                                       -------           -------      |      ------
Ending balance                         $77,453           $83,051      |      $5,117
                                       =======           =======      |      ======

Pre-Acquisition VPIF represents the remaining value assigned to in force contracts when Bankers Trust purchased Golden American from Mutual Benefit Life Insurance Company in Rehabilitation ("Mutual
Benefit") on September 30, 1992.

Interest was imputed on the unamortized balance of VPIF at rates of 7.70% to 7.80% for the period August 14, 1996 through October 24, 1997. The amortization of VPIF net of imputed interest was charged to expense. VPIF was also adjusted for the unrealized gains (losses) on available for sale securities; such changes were included directly in stockholder's equity.


8.   INCOME TAXES

Golden American files a consolidated federal income tax return.
Under the Internal Revenue Code, a newly acquired insurance company cannot file as part of its parent's consolidated tax return for 5 years.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


8.   INCOME TAXES(continued)

At December 31, 1998, the Companies have net operating loss
("NOL") carryforwards for federal income tax purposes of approximately $50,917,000. Approximately $5,094,000, $3,354,000
and $42,469,000 of these NOL carryforwards are available to offset future taxable income of the Companies through the years 2011, 2012 and 2013, respectively.

INCOME TAX EXPENSE

Income tax expense (benefit) included in the consolidated financial statements is as follows:



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |        (Dollars in thousands)       |
                                                                   |                                     |
Current.....................          --                --         |     $    12              --         |          --
Deferred....................      $5,279              $146         |     (1,349)            $220         |     $(1,463)
                                  ------              ----         |                                     |
                                  $5,279              $146         |     $(1,337)           $220         |     $(1,463)
                                  ======              ====         |     =======            ====         |     =======


The effective tax rate on income (loss) before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference is as follows:

                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |        (Dollars in thousands)       |
                                                                   |                                     |
                                                                   |                                     |
Income (loss) before                                               |                                     |
 income taxes..............       $10,353             $(279)       |     $ ( 608)           $570         |     $1,736
                                  =======             =====        |     =======            ====         |     ======
Income tax (benefit) at                                            |                                     |
 federal statutory rate....       $ 3,624             $ (98)       |     $  (213)           $200         |     $  607
Tax effect (decrease) of:                                          |                                     |
 Realization of NOL                                                |                                     |
   carryforwards...........            --                --        |         --               --         |     (1,214)
 Goodwill amortization.....         1,322               220        |         --               --         |         --
 Compensatory stock                                                |                                     |
  option and restricted                                            |                                     |
  stock expense............            --                --        |     (1,011)              --         |         --
 Meals and                                                         |                                     |
  entertainment............           157                23        |         53               20         |         --
 Other items...............           176                 1        |       (166)              --         |         --
Change in valuation                                                |                                     |
 allowance.................            --                --        |         --               --         |       (856)
                                  =------             -----        |    -------             ----         |    -------
Income tax expense                                                 |                                     |
 (benefit).................       $ 5,279             $ 146        |    $(1,337)            $220         |    $(1,463)
                                  =======             =====        |    =======             ====         |    =======

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


8.   INCOME TAXES (continued)

DEFERRED INCOME TAXES

The tax effect of temporary differences giving rise to the Companies' deferred income tax assets and liabilities at December
31, 1998 and 1997 is as follows:


                                                  POST-MERGER
                                       ------------------------------------
                                       December 31, 1998  December 31, 1997
                                       -----------------  -----------------
                                              (Dollars in thousands)
Deferred tax assets:
 Net unrealized depreciation of
  securities at fair value..........     $    691                    --
 Future policy benefits.............       66,273               $27,399
 Deferred policy acquisition costs..           --                 4,558
 Goodwill...........................       16,323                17,620
 Net operating loss carryforwards...       17,821                 3,044
 Other..............................        1,272                 1,548
                                         --------               -------
                                          102,380                54,169


Deferred tax liabilities:
 Net unrealized appreciation of
  securities at fair value..........             --           $   (130)
 Fixed maturity securities..........       $ (1,034)            (1,665)
 Deferred policy acquisition costs..        (55,520)                --
 Mortgage loans on real estate......           (845)              (845)
 Value of purchased insurance in
  force.............................        (12,592)           (15,172)
 Other..............................           (912)              (127)
                                           --------           --------
                                            (70,903)           (17,939)
                                           --------           --------
Deferred income tax asset...........       $ 31,477           $ 36,230
                                           ========           ========

The Companies are required to establish a "valuation allowance" for any portion of the deferred tax assets management believes will not be realized. In the opinion of management, it is more likely than not the Companies will realize the benefit of the deferred tax assets; therefore, no such valuation allowance has been established.

9.   RETIREMENT PLANS

Defined Benefit Plans: In 1998 and 1997, the Companies were allocated their share of the pension liability associated with their employees. The Companies' employees are covered by the employee retirement plan of an affiliate, Equitable Life. Further, Equitable Life sponsors a defined contribution plan that is qualified under Internal Revenue Code Section 401(k). The following tables summarize the benefit obligations and the funded status for pension benefits over the two-year period ended December 31, 1998:

                       GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


9.   RETIREMENT PLANS (continued)


                                               1998           1997
                                             --------        ------
                                             (Dollars in thousands)
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at January 1............   $  956          $192
Service cost...............................    1,138           682
Interest cost..............................       97            25
Actuarial loss.............................    2,266            57
Benefit payments...........................      (3)           --
                                              ------          ----
Benefit obligation at December 31..........   $4,454          $956
                                              ======          ====

                                               1998           1997
                                             --------        ------
                                             (Dollars in thousands)
FUNDED STATUS
Funded status at December 31...............  $(4,454)        $(956)
Unrecognized net loss......................    2,266            --
                                             -------         -----
Net amount recognized......................  $(2,188)        $(956)
                                             =======         =====

During 1998 and 1997, the Companies' plan assets were held by Equitable Life, an affiliate.

The weighted-average assumptions used in the measurement of the Companies' benefit obligation are as follows:

                                                1998          1997
                                               ------        ------
DECEMBER 31
Discount rate................................   6.75%         7.25%
Expected return on plan assets...............   9.50          9.00
Rate of compensation increase................   4.00          5.00


The following table provides the net periodic benefit cost for the fiscal years 1998 and 1997:

                                        POST-MERGER               | POST-ACQUISITION
                             ------------------------------------ | ----------------
                                                For the period    |  For the period
                                For the year     October 25,1997  |  January 1,1997
                                   ended             through      |      through
                             December 31, 1998  December 31, 1997 | October 24, 1997
                             -----------------  ----------------- | ----------------
                                                  (Dollars in thousands)
                                                                  |
Service cost................      $1,138               $114       |        $568
Interest cost...............          97                 10       |          15
Amortization of net loss....          --                 --       |           1
                                  ------               ----       |        ----
Net periodic benefit cost...      $1,235               $124       |        $584
                                  ======               ====       |        ====

There were no gains or losses resulting from curtailments or settlements during 1998 or 1997.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


9.   RETIREMENT PLANS (continued)

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $4,454,000, $3,142,000 and $0, respectively, as of December 31, 1998 and $956,000, $579,000 and $0, respectively, as of December 31, 1997.

10.  RELATED PARTY TRANSACTIONS

Operating Agreements: DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable insurance products issued by the Companies. DSI is authorized to enter into agreements with broker/dealers to distribute the Companies' variable insurance products and appoint representatives of the broker/dealers as agents. For the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the Companies paid commissions to DSI totaling $117,470,000, $9,931,000 and $26,419,000, respectively ($9,995,000 for the period August 14, 1996 through December 31, 1996 and $17,070,000 for the period January 1, 1996 through August 13, 1996).

Golden American provides certain managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the fee was $4,771,000, $508,000 and $2,262,000, respectively. For the periods August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996 the fee was $877,000 and $1,390,000, respectively.

Effective January 1, 1998, the Companies have an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management services. Under the agreement, the Companies record a fee based on the value of the assets under management. The fee is payable quarterly. For the year ended December 31, 1998, the Companies incurred fees of $1,504,000 under this agreement.

Prior to 1998, the Companies had a service agreement with Equitable Investment Services, Inc. ("EISI"), an affiliate, in which EISI provided investment management services. Payments for these services totaled $200,000, $768,000 and $72,000 for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997 and August 14, 1996 through December 31, 1996, respectively.

Golden American has a guaranty agreement with Equitable Life, an affiliate. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. As Golden American's risk based capital level was above required amounts, no annual fee was payable in 1998 or in 1997.

Golden American provides certain advisory, computer and other resources and services to Equitable Life. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $5,833,000 for the year ended December 31, 1998 ($1,338,000 and $2,992,000 for the periods October 25,

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998

10.  RELATED PARTY TRANSACTIONS (continued)

1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively). No services were provided by Golden American in 1996.

The Companies have a service agreement with Equitable Life in which Equitable Life provides administrative and financial related services. Under this agreement, the Companies incurred expenses of $1,058,000 for the year ended December 31, 1998 ($13,000 and $16,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively).

First Golden provides resources and services to DSI. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $75,000 in 1998.

For the year ended December 31, 1998, the Companies had premiums, net of reinsurance, for variable products from four affiliates, Locust Street Securities, Inc., Vestax Securities Corporation, DSI and Multi-Financial Securities Corporation of $122,900,000, $44,900,000, $13,600,000 and $13,400,000, respectively. The
Companies had premiums, net reinsurance, for variable products from three affiliates, Locust Street Securities, Inc., Vestax Securities Corporation and DSI of $9,300,000, $1,900,000 and $2,100,000 respectively, for the period October 25, 1997 through December 31, 1997 ($16,900,000, $1,200,000 and $400,000 for the
period January 1, 1997 through October 24, 1997, respectively).

Reciprocal Loan Agreement: Golden American maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement which became effective January 1, 1998 and expires December 31, 2007, Golden American and ING AIH can borrow up to $65,000,000 from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval of the State of Delaware Department of Insurance. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $1,765,000 in 1998. At December 31, 1998, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

Line of Credit: Golden American maintained a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement which became effective December 1, 1996 and expired December 31, 1997, Golden American could borrow up to $25,000,000. Interest on any borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. Under this agreement, Golden American incurred interest expense of $211,000 for the year ended December 31, 1998 ($213,000 for the period October 25, 1997 through December 31, 1997, $362,000 for the period January 1, 1997 through October 24, 1997 and $85,000 for the period August 14, 1996 through December 31, 1996). The outstanding balance was paid by a capital contribution.

Surplus Notes: On December 30, 1998, Golden American issued a 7.25% surplus note in the amount of $60,000,000 to Equitable Life. The note matures on December 29, 2028. The note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred no interest in 1998.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


10.  RELATED PARTY TRANSACTIONS (continued)
On December 17, 1996, Golden American issued an 8.25% surplus note in the amount of $25,000,000 to Equitable. The note matures on December 17, 2026. The note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors of Golden American. Any payment of principal made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred interest totaling $2,063,000 in 1998 ($344,000 and $1,720,000 for the periods
October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively). On December 17, 1996, Golden American contributed the $25,000,000 to First Golden acquiring 200,000 shares of common stock (100% of outstanding stock) of First Golden.

Stockholder's Equity:  On September 23, 1996, EIC Variable, Inc.
contributed $50,000,000 of Preferred Stock to the Companies' additional paid-in capital. During 1998, Golden American received
$122,500,000 of capital contributions from its Parent.

11.  COMMITMENTS AND CONTINGENCIES

Contingent Liability: In a transaction that closed on September 30, 1992, Bankers Trust acquired from Mutual Benefit, in accordance with the terms of an Exchange Agreement, all of the issued and outstanding capital stock of Golden American and DSI and certain related assets for consideration with an aggregate value of $13,200,000 and contributed them to BT Variable. The transaction involved settlement of pre-existing claims of Bankers Trust against Mutual Benefit. The ultimate value of these claims has not yet been determined by the Superior Court of New Jersey and, prior to August 13, 1996, was contingently supported by a $5,000,000 note payable from Golden American and a $6,000,000 letter of credit from Bankers Trust. Bankers Trust estimated the contingent liability due from Golden American amounted to $439,000 at August 13, 1996. At August 13, 1996, the balance of the escrow account established to fund the contingent liability was $4,293,000.

On August 13, 1996, Bankers Trust made a cash payment to Golden American in an amount equal to the balance of the escrow account less the $439,000 contingent liability discussed above. In exchange, Golden American irrevocably assigned to Bankers Trust all of Golden American's rights to receive any amounts to be disbursed from the escrow account in accordance with the terms of the Exchange Agreement. Bankers Trust also irrevocably agreed to make all payments becoming due under the Golden American note and to indemnify Golden American for any liability arising from the note.

Reinsurance: At December 31, 1998, the Companies had reinsurance treaties with four unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks under variable contracts. The Companies remain liable to the extent reinsurers do not meet their obligations under the reinsurance agreements. Reinsurance ceded in force for life mortality risks were $111,552,000 and $96,686,000 at December 31, 1998 and 1997, respectively. At December 31, 1998, the Companies have a net receivable of $7,470,000 for reserve credits, reinsurance claims or other receivables from these reinsurers comprised of $439,000 for claims recoverable from reinsurers, $543,000 for a payable for reinsurance premiums and $7,574,000 for a receivable from an unaffiliated reinsurer. Included in the accompanying financial statements are net considerations to reinsurers of $4,797,000, $326,000, $1,871,000, $875,000 and
$600,000 and net policy benefits recoveries of $2,170,000, $461,000, $1,021,000, $654,000 and $1,267,000 for the year ended
December 31, 1998 and for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996, respectively.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


11.  COMMITMENTS AND CONTINGENCIES (continued)

Effective June 1, 1994, Golden American entered into a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying financial statements are presented net of the effects of the treaty which increased income by $1,022,000, $265,000, $335,000, $10,000 and $56,000 for the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996, respectively.

Guaranty Fund Assessments: Assessments are levied against the Companies by life and health guaranty associations in most states in which the Companies are licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Companies cannot predict whether and to what extent legislative initiatives may affect the right to offset. The associated cost for a particular insurance company can vary significantly based upon its fixed account premium volume by line of business and state premiums as well as its potential for premium tax offset. The Companies have established an undiscounted reserve to cover such assessments and regularly reviews information regarding known failures and revises its estimates of future guaranty fund assessments. Accordingly, the Companies accrued and charged to expense an additional $1,123,000 for the year ended December 31, 1998, $141,000 for the period October 25, 1997 through December 31, 1997, $446,000 for the period January 1, 1997 through October 24, 1997, $291,000 for the period August 14, 1996 through December 31, 1996 and $480,000 for the period January 1, 1996 through August 13, 1996. At December 31, 1998, the Companies have an undiscounted reserve of $2,446,000 to cover estimated future assessments (net of related anticipated premium tax credits) and has established an asset totaling $586,000 for assessments paid which may be recoverable through future premium tax offsets. The Companies believe this reserve is sufficient to cover expected future guaranty fund assessments, based upon previous premiums, and known insolvencies at this time.

Litigation: The Companies, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. The Companies currently believe no pending or threatened lawsuits exist that are reasonably likely to have a material adverse impact on the Companies.

Vulnerability from Concentrations: The Companies have various concentrations in its investment portfolio (see Note 3 for further information). The Companies' asset growth, net investment income and cash flow are primarily generated from the sale of variable products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed could cause a severe impact to the Companies' financial condition. Two broker/dealers generated 27% of the Companies' sales (53% by two broker/dealers during 1997).

Leases: The Companies lease their home office space, certain other equipment and capitalized computer software under operating leases which expire through 2018. During the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996, rent expense totaled $1,241,000, $39,000, $331,000, $147,000 and $247,000, respectively. At December 31, 1998, minimum rental payments due under all non-cancelable operating leases with initial terms of one
                                    103

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998

11.  COMMITMENTS AND CONTINGENCIES (continued)

year or more are: 1999 - $1,528,000; 2000 - $1,429,000; 2001 - $1,240,000;
2002 - $1,007,000; 2003 - $991,000 and 2004 and thereafter - $5,363,000.

Revolving Note Payable: To enhance short-term liquidity, the Companies have established a revolving note payable effective July 27, 1998 and expiring July 31, 1999 with SunTrust Bank, Atlanta (the "Bank"). The note was approved by the Boards of Directors of Golden American and First Golden on August 5, 1998 and September 29, 1998, respectively. The total amount the Companies may have outstanding is $85,000,000, of which Golden American and First Golden have individual credit sublimits of $75,000,000 and $10,000,000, respectively. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.25% or (2) a rate quoted by the Bank to the Companies for the advance. The terms of the agreement require the Companies to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. During the year ended December 31, 1998, the Companies incurred interest expense of $352,000. At December 31, 1998, the Companies did not have any borrowings under this agreement.

TABLE OF CONTENTS

      ITEM                                                PAGE
      Introduction                                           1
      Description of Golden American Life Insurance Company  1
      Safekeeping of Assets                                  1
      The Administrator                                      1
      Independent Auditors                                   1
      Distribution of Contracts                              1
      Performance Information                                2
      IRA Withdrawal Option                                  7
      Other Information                                      7
      Financial Statements of Separate Account B             7
      Appendix  Description of Bond Ratings                A-1




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                               APPENDIX A
                     CONDENSED FINANCIAL INFORMATION

Except for the Investors, Large Cap Value, All Cap and Managed Global subaccounts which did not commenced operations as of December 31, 1998, the following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table.


LIQUID ASSET
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  14.33            1,185,641      $   16,985       |
| 1997       13.83              131,429           1,818       |
| 10/1/97    13.71                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $14.11              839,093       $  11,842       |
        | 1997       13.65               61,012             846       |
        | 10/1/97    13.53                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $13.88            2,967,968      $   41,195       |
                | 1997       13.44              298,288           4,009       |
                | 10/1/97    13.33                   --              --       |
                |-------------------------------------------------------------|


LIMITED MATURITY BOND
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  16.77              633,316       $  10,620       |
| 1997       15.91               16,839             268       |
| 10/1/97    15.72                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $16.52              334,521        $  5,526       |
        | 1997       15.70               10,105             159       |
        | 10/1/97    15.52                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $16.25              910,113       $  14,787       |
                | 1997       15.47               12,557             195       |
                | 10/1/97    15.29                   --              --       |
                |-------------------------------------------------------------|


GLOBAL FIXED INCOME
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  13.09              187,670        $  2,456       |
| 1997       11.87                3,418              41       |
| 10/1/97    11.99                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $13.00               80,199          $1,043       |
        | 1997       11.81                  310               4       |
        | 10/1/97    11.93                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $12.92              180,373        $  2,330       |
                | 1997       11.75                6,455              76       |
                | 10/1/97    11.87                   --              --       |
                |-------------------------------------------------------------|


                                     A1

TOTAL RETURN
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  17.72            1,708,118       $  30,264       |
| 1997       16.02               54,291             874       |
| 10/1/97    16.10                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $17.60            1,404,222       $  24,713       |
        | 1997       16.02               25,888             415       |
        | 10/1/97    15.75                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $17.49            3,742,869       $  65,449       |
                | 1997       15.94              147,659           2,354       |
                | 10/1/97    15.68                   --              --       |
                |-------------------------------------------------------------|


EQUITY INCOME
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  21.94              257,646        $  5,652       |
| 1997       20.55               26,372             542       |
| 10/1/97    20.55                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $21.61              207,605        $  4,486       |
        | 1997       20.28               13,243             269       |
        | 10/1/97    20.29                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $21.26              713,431       $  15,164       |
                | 1997       19.97               35,002             699       |
                | 10/1/97    19.99                   --              --       |
                |-------------------------------------------------------------|


FULLY MANAGED
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  20.53              593,655       $  12,189       |
| 1997       19.66               36,852             725       |
| 10/1/97     9.49                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $20.23              512,203       $  10,361       |
        | 1997       19.40               28,440             552       |
        | 10/1/97    19.24                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $19.90            1,673,484       $  33,294       |
                | 1997       19.11              108,003           2,064       |
                | 10/1/97    18.96                   --              --       |
                |-------------------------------------------------------------|


RISING DIVIDENDS
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  22.61            1,802,632       $  40,757       |
| 1997       20.09               50,068           1,006       |
| 10/1/97    19.30                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $22.43            1,454,269       $  32,624       |
        | 1997       19.96               34,332             685       |
        | 10/1/97    19.19                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $22.22            4,169,562       $  92,659       |
                | 1997       19.81              169,648           3,360       |
                | 10/1/97    19.05                   --              --       |
                |-------------------------------------------------------------|


                                     A2

CAPITAL GROWTH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  17.01            1,393,674       $  23,707       |
| 1997       15.41              101,866           1,569       |
| 10/1/97    15.99                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $16.94            1,251,474       $  21,197       |
        | 1997       15.36              160,843           2,471       |
        | 10/1/97    15.95                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $16.87            2,660,020       $  44,867       |
                | 1997       15.32              246,159           3,772       |
                | 10/1/97    15.92                   --              --       |
                |-------------------------------------------------------------|


GROWTH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  16.29            1,521,473       $  24,792       |
| 1997       13.03               97,853           1,275       |
| 10/1/97    15.18                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $16.22              797,510       $  12,940       |
        | 1997       12.99               34,329             446       |
        | 10/1/97    15.14                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $16.16            2,265,343       $  36,602       |
                | 1997       12.96              226,700           2,938       |
                | 10/1/97    15.10                   --              --       |
                |-------------------------------------------------------------|


VALUE EQUITY
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  18.31              491,538        $  8,998       |
| 1997       18.28               28,327             518       |
| 10/1/97    18.85                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $18.20              470,129        $  8,556       |
        | 1997       18.20               40,454             736       |
        | 10/1/97    18.78                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $18.06            1,161,575       $  20,974       |
                | 1997       18.09              117,054           2,117       |
                | 10/1/97    18.67                   --              --       |
                |-------------------------------------------------------------|


RESEARCH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  22.89            1,882,609       $  43,093       |
| 1997       18.87               58,635           1,106       |
| 10/1/97    19.33                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $22.73            1,664,084       $  37,830       |
        | 1997       18.77               29,908             561       |
        | 10/1/97    19.24                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $22.59            3,504,785       $  79,977       |
                | 1997       18.67              154,878           2,892       |
                | 10/1/97    19.15                   --              --       |
                |-------------------------------------------------------------|


                                     A3

STRATEGIC EQUITY
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  14.23              291,183       $   4,143       |
| 1997       14.31               13,199             189       |
| 10/1/97    14.14                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $14.16              162,917        $  2,307       |
        | 1997       14.26               15,985             228       |
        | 10/1/97    14.10                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $14.07              748,842       $  10,538       |
                | 1997       14.20               49,579             704       |
                | 10/1/97    14.04                   --              --       |
                |-------------------------------------------------------------|


CAPITAL APPRECIATION
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  24.50              552,738       $  13,542       |
| 1997       22.05               12,122             267       |
| 10/1/97    21.95                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $24.26              436,641        $ 10,591       |
        | 1997       21.87               20,531             449       |
        | 10/1/97    21.78                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $23.98              999,496       $  23,892       |
                | 1997       21.65               66,918           1,449       |
                | 10/1/97    21.57                   --              --       |
                |-------------------------------------------------------------|


MID-CAP GROWTH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  22.43              871,756       $  19,550       |
| 1997       18.52               35,953             666       |
| 10/1/97    18.94                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $22.31              523,815       $  11,688       |
        | 1997       18.45               13,732             253       |
        | 10/1/97    18.88                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $22.17            1,207,879       $  26,779       |
                | 1997       18.36               48,168             885       |
                | 10/1/97    18.79                   --              --       |
                |-------------------------------------------------------------|


SMALL CAP
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  15.37            1,029,412       $  15,820       |
| 1997       12.88               58,584             755       |
| 10/1/97    13.85                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $15.30              594,716        $  9,098       |
        | 1997       12.84               20,111             258       |
        | 10/1/97    13.82                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $15.23            1,273,236       $  19,390       |
                | 1997       12.81               99,963           1,280       |
                | 10/1/97    13.78                   --              --       |
                |-------------------------------------------------------------|


                                     A4

REAL ESTATE
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  21.74              196,372        $  4,270       |
| 1997       25.48               10,718             273       |
| 10/1/97    25.25                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $21.42              112,984        $  2,420       |
        | 1997       25.14                8,060             203       |
        | 10/1/97    24.92                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $21.07              408,418        $  8,604       |
                | 1997       24.76               44,523           1,102       |
                | 10/1/97    24.56                   --              --       |
                |-------------------------------------------------------------|


HARD ASSETS
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  14.28               50,015         $   714       |
| 1997       20.57                4,291              88       |
| 10/1/97    24.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $14.07               33,342         $   469       |
        | 1997       20.29                4,830              98       |
        | 10/1/97    23.68                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $13.84              205,654        $  2,846       |
                | 1997       19.99               10,671             213       |
                | 10/1/97    23.34                   --              --       |
                |-------------------------------------------------------------|


DEVELOPING WORLD
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $ 7.28              131,499         $   958       |
| 2/19/98    10.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $ 7.27               31,253         $   227       |
        | 2/19/98    10.00                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $ 7.26              111,296         $   808       |
                | 2/19/98       --                   --              --       |
                |-------------------------------------------------------------|


PIMCO HIGH YIELD BOND
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $10.08              872,132        $  8,791       |
| 5/1/98     10.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $10.07              424,746        $  4,277       |
        | 5/1/98     10.00                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $10.06            1,487,999       $  14,969       |
                | 5/1/98     10.00                   --              --       |
                |-------------------------------------------------------------|


                                     A5

PIMCO STOCKSPLUS GROWTH AND INCOME
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $11.11              883,763        $  9,820       |
| 5/1/98     10.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $11.10              467,386        $  5,188       |
        | 5/1/98     10.00                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $11.09            1,878,277       $  20,828       |
                | 5/1/98     10.00                   --              --       |
                |-------------------------------------------------------------|


INTERNATIONAL EQUITY
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  10.29            1,067,090       $  10,979       |
| 1997        9.90               38,652             383       |
| 10/1/97    11.57                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $10.32              680,862        $  7,025       |
        | 1997        9.95               36,098             359       |
        | 10/1/97    11.62                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $10.27            1,736,702       $  17,844       |
                | 1997        9.92               72,955             724       |
                | 10/1/97    11.60                   --              --       |
                |-------------------------------------------------------------|


                                     A6

                                 APPENDIX B

                  MARKET VALUE ADJUSTMENT EXAMPLES

`EXAMPLE #1: FULL SURRENDER -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

   Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested
3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

   1. The contract value of the Fixed Interest Allocation on the date of surrender is $124,230
      ( $100,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0850 ) ^  2,555 / 365  - 1 ) = $11,535

   Therefore, the amount paid to you on full surrender ignoring any surrender charge is $112,695 ( $124,230 - $11,535 ).

EXAMPLE #2: FULL SURRENDER -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

   Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested
3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

   1. The contract value of the Fixed Interest Allocation on the date of surrender is $124,230
      ( $100,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0650 ) ^  2,555 / 365  - 1 ) = $4,141

   Therefore, the amount paid to you on full surrender ignoring any surrender charge is $124,230 ( $124,230 + $4,141 ).

EXAMPLE #3: WITHDRAWAL -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

   Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a withdrawal of $112,695 is requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 8%;
and that no prior transfers or withdrawals affecting this Fixed
Interest Allocation have been made.

                                  B1

   First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

   1. The contract value of the Fixed Interest Allocation on the date of withdrawal is $248,459
      ( $200,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Amount that must be withdrawn =
      ( $112,695 / ( 1.07 / 1.0850 ) ^  2,555 / 365  - 1 ) = $124,230

   Then calculate the Market Value Adjustment on that amount.

   4. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0850 ) ^  2,555 / 365  - 1 ) = $11,535

   Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $112,695 as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $112,695, and also reduced by the Market Value Adjustment of $11,535, for a total reduction in the Fixed Interest Allocation of $124,230.

EXAMPLE #4: WITHDRAWAL -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

   Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate of 7%; that a withdrawal of $128,371 requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

   First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

   1. The contract value of Fixed Interest Allocation on the date of surrender is $248,459 ( $200,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Amount that must be withdrawn =
      ( $128,371 / ( 1.07 / 1.0650 ) ^  2,555 / 365 ) = $124,230

   Then calculate the Market Value Adjustment on that amount

   4. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0650 ) ^  2,555 / 365  - 1 ) = $4,141

   Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $128,371, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $128,371, but increased by the Market Value Adjustment of $4,141, for a total reduction in the Fixed Interest Allocation of $124,230.

                                  B2

                               APPENDIX C

             SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the beginning of the fifth contract year of 15% of the contract value of $35,000.

In this example, $3,500 ($35,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $5,250 ($35,000 x .15).
Therefore, $1,750 ($5,250 - $3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 7% surrender charge of $122.50 ($1,750 x .07). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

                                  B2

                         ING VARIABLE ANNUITIES


                 GOLDEN AMERICAN LIFE INSURANCE COMPANY
 Golden American Life Insurance Company is a stock company domiciled in
                                Delaware

G3760 PREMIUM PLUS __/00

                          VERSION  B

               PROFILE AND PROSPECTUS SUPPLEMENT

     PREMIUM PLUS FEATURING THE GALAXY VIP FUND PROSPECTUS SUPPLEMENT

   FOR USE IN STATES WHICH DO NOT PERMIT MARKET VALUE ADJUSTMENTS

               PROFILE AND PROSPECTUS SUPPLEMENT

                      DATED [FEBRUARY 1, 2000]



                Supplement to the Profile and
           Prospectus dated [February 1, 2000] for
  DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT
                           issued
          by Golden American Life Insurance Company
       (the "GoldenSelect PREMIUM PLUS Prospectuses
                Featuring The Galaxy VIP Fund")

                         __________


  You should keep this supplement with your Profile and Prospectus.







A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by Golden American Life Insurance Company. The
Fixed Interest Division is part of the Golden American
General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General
Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered through an Offering Brochure, dated May 1, 1999. The Fixed
Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. When reading through the GoldenSelect PREMIUM PLUS Prospectus, the Fixed Interest Division should be counted among the various subaccounts available for the allocation of your premiums,in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed
Interest Division in the Offering Brochure. Please read the
Offering Brochure carefully before you invest in the Fixed
Interest Division.

             PROFILE AND PROSPECTUS OF PREMIUM PLUS
                           FORM ONE

ING VARIABLE ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                               PROFILE OF
                      GOLDENSELECT PREMIUM PLUS/R/
                      FEATURING THE GALAXY VIP FUND
                   FIXED AND VARIABLE ANNUITY CONTRACT
                           [FEBRUARY 1,] 2000

This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.


1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and Golden American Life Insurance Company. It is offered exclusively to customers of Fleet Financial Group, Inc. and its affiliates. The Contract features a minimum 4% credit to each premium you pay. The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of 30 mutual fund investment portfolios through our Separate Account B and/or (ii) in a fixed account of Golden American with guaranteed interest periods. The 30 mutual fund portfolios are listed on page 3 below. We currently offer guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years in the fixed account. We set the interest rates in the fixed account (which will never be less than 3%) periodically. We may credit a different interest rate for each interest period. The interest you earn in the fixed account as well as your principal is guaranteed by Golden American as long as you do not take your money out before the maturity date for the applicable interest period. If you withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you take out. Generally, the investment portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You may not make any money and can even lose the money you invest.

Subject to state availability, you may elect one of three optional riders featured in the prospectus for the Contract. The three optional benefit riders are listed on page [10] below. The optional benefit riders can provide protection in the event that unfavorable investment performance has lowered your contract value below certain targeted growth. These riders do not guarantee the performance of your investment portfolios. Separate charges are assessed for the optional riders. You should carefully analyze and completely evaluate each rider before you purchase any. Be aware that the benefit provided by any of the riders will be affected by certain later actions you may take - such as withdrawals and transfers. One or more of the riders may not be available to Contracts issued prior to December 31, 1999. To find out about availability, check with our Customer Service Center.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase

                                                        PREMIUM PLUS PROFILE
                                                        PROSPECTUS BEGINS AFTER
                                                        PAGE [9] OF THIS PROFILE
begins on the annuity start date which is the date you start receiving regular annuity payments from your Contract.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, (6) the type of death benefit, and (7) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

                             ANNUITY OPTIONS

Option 1 Income for a Payments are made for a specified number of fixed period years to you or your beneficiary.
Option 2   Income for    Payments are made for the rest of your life
           life with a   or longer for a specified period such as 10
           period        or 20 years or until the total amount used to
           certain       buy this option has been repaid. This option
                         comes with an added guarantee that payments
                         will continue to your beneficiary for the
                         remainder of such period if you should die
                         during the period.
Option 3   Joint life    Payments are made for your life and the life
           income        of another person (usually your spouse).
Option 4   Annuity plan  Any other annuitization plan that we choose
                         to offer on the annuity start date.


Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $10,000 or more ($1,500 for a qualified Contract) up to and including age 85. You may make additional payments of $500 or more ($250 for a qualified Contract) at any time before you turn 85 during the accumulation phase. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. Each time you make a premium payment, we will add a credit of at least 4% of each premium payment to your contract value. Within 1 year after any credit is added, it may be deducted from your contract value under certain circumstances which are described in the prospectus for the Contract. After 1 year, a credit added to your contract value becomes permanent.

Who may purchase this Contract? Contracts offered by the prospectus accompanying this Profile are available only to customers of Fleet Financial Group, Inc. and its affiliates. The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

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                                   2

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.


4.   THE INVESTMENT PORTFOLIOS
You can direct your money, and the credit we add, into (1) the fixed account with guaranteed interest periods of 6 months, and 1, 3, 5, 7 and 10 years, and/or (2) into any one or more of the following 30 mutual fund investment portfolios through our Separate Account B. The investment portfolios are described in the prospectuses for The GCG Trust, The Galaxy VIP Fund, the PIMCO Variable Insurance Trust and the Warburg Pincus Trust. Keep in mind that while an investment in the fixed account earns a fixed interest rate, an investment in any investment portfolio, depending on market conditions, may cause you to make or lose money. The investment portfolios available under your Contract are:

  THE GCG TRUST
     Liquid Asset Series            Large Cap Value Series      Small Cap Series
     Limited Maturity Bond Series   Capital Growth Series       Mid-Cap Growth Series
     Global Fixed Income Series     Growth Series               Real Estate Series
     Total Return Series            Value Equity Series         Hard Assets Series
     Investors Series               Research Series             Managed Global
     Equity Income Series           Strategic Equity Series     Developing World Series
     Fully Managed Series           Capital Appreciation Series
     Rising Dividends Series        All Cap Series

  THE GALAXY VIP FUND
     Equity Fund                    Small Company Growth Fund   High Quality Bond Fund
     Growth and Income Fund         Asset Allocation Fund

  THE PIMCO TRUST
     PIMCO High Yield Bond Portfolio
     PIMCO StocksPLUS Growth and Income Portfolio

  THE WARBURG PINCUS TRUST
     International Equity Portfolio


5.   EXPENSES
The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts a mortality and expense risk charge, an asset-based administrative charge and an annual contract administrative charge of $40. We deduct the mortality and expense risk charge and the asset-based administrative charges daily directly from your contract value in the investment portfolios. The mortality and expense risk charge (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

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                                   3

                                         STANDARD         ENHANCED DEATH BENEFIT
                                       DEATH BENEFIT    ANNUAL RATCHET  7% SOLUTION
    Mortality & Expense Risk Charge       1.25%              1.40%         1.55%
    Asset-Based Administrative Charge     0.15%              0.15%         0.15%
                                          -----              -----         -----
       Total                              1.40%              1.55%         1.70%

If you choose to purchase one of the optional benefit riders we offer, we will deduct a separate quarterly charge for the rider on each quarterly contract anniversary and pro rata when the rider terminates; if the value in the investment portfolios is insufficient, rider charges will be deducted from the fixed account and a market value adjustment may apply. We deduct the rider charges directly from your contract value in the investment portfolios; if the value in the investment portfolios is insufficient, rider charges will be deducted from the fixed account and a market value adjustment may apply. The rider charges are as follows:

  OPTIONAL BENEFIT RIDER CHARGES

  Minimum Guaranteed Accumulation Benefit (MGAB) rider
       Waiting Period     Quarterly Charge
       --------------     ----------------
       10 Year............0.20% of the MGAB Charge Base* (0.80% annually)
       20 Year............0.20% of the MGAB Charge Base   (0.80% annually)

  Minimum Guaranteed Income Benefit (MGIB) rider
       MGIB Base Rate     Quarterly Charge
       --------------     ----------------
       0% ................0.05% of the MGIB Base* (0.20% annually)
       3%.................0.08% of the MGIB Base   (0.32% annually)
       5%.................0.10% of the MGIB Base   (0.40% annually)
       6%.................0.15% of the MGIB Base   (0.60% annually)
       7%.................0.20% of the MGIB Base   (0.80% annually)

  Minimum Guaranteed Withdrawal Benefit (MGWB) rider
       Quarterly Charge
       ----------------
       0.20% of the MGWB Eligible Payment Amount* (0.80% annually)

       * See prospectus for a description.

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.59% to 1.83% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

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                                  4

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any year is 10% of your contract value on the date of the withdrawal less any prior withdrawals during that contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.

  COMPLETE YEARS ELAPSED     0    1    2    3    4    5    6    7    8   9+
     SINCE PREMIUM PAYMENT
  SURRENDER CHARGE           8%   8%   8%   8%   7%   6%   5%   3%   1%   0%

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column is divided into two: one part reflects the maximum mortality and expense risk charge, the asset-based administrative charge, the annual contract administrative charge as 0.05% (based on an average contract value of $80,000) and the highest optional rider charge as [1.18%] in most cases, assuming the rider base is equal to the initial premium and the rider base increases by [7%] each year. (Note, however, for certain portfolios, the rider charge is equal to 0.80% because the base for the rider has no accumulation.) The second part reflects the same insurance charges but without any rider charges.
The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 1998, except for (i) the portfolios that commenced operations during 1998 where the charges have been annualized, and
(ii) the newly formed portfolios where the charges have been estimated. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the SEC, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. For Years 1 and 10, the examples show the total annual charges assessed during that time and assume that you have elected the 7% Solution Enhanced Death Benefit. For these examples, the premium tax is assumed to be 0%.

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                                   5

                                                                                    Examples:
                          Total Annual                 Total Annual       Total Charges at the end of:
                        Insurance Charges                Charges            1 Year           10 Years
                        -----------------             -------------     --------------    --------------
                        w/the     w/o     Total       w/the    w/o      w/the    w/o      w/the    w/o
                        Highest   any     Investment  Highest  any      Highest  any      Highest  any
                        Rider     Rider   Portfolio   Rider    Rider    Rider    Rider    Rider    Rider
Investment Portfolio    Charge    Charge  Charges     Charge   Charge   Charge   Charge   Charge   Charge
--------------------    ------    ------  ----------  ------   ------   ------   ------   ------   ------
THE GCG TRUST
Liquid Asset            2.55%     1.75%   0.59%       3.14%    2.34%    $113     $105     $364     $278
Limited Maturity Bond   2.55%     1.75%   0.60%       3.15%    2.35%    $113     $105     $365     $279
Global Fixed Income     2.93%     1.75%   1.60%       4.53%    3.35%    $127     $115     $482     $379
Total Return            2.93%     1.75%   0.97%       3.90%    2.72%    $121     $109     $429     $317
Investors               2.93%     1.75%   1.01%       3.94%    2.76%    $121     $109     $432     $321
Equity Income           2.93%     1.75%   0.98%       3.91%    2.73%    $121     $109     $430     $318
Fully Managed           2.93%     1.75%   0.98%       3.91%    2.73%    $121     $109     $430     $318
Rising Dividends        2.93%     1.75%   0.98%       3.91%    2.73%    $121     $109     $430     $318
Large Cap Value         2.93%     1.75%   1.01%       3.94%    2.76%    $121     $109     $432     $321
Capital Growth          2.93%     1.75%   1.08%       4.01%    2.83%    $122     $110     $438     $328
Growth                  2.93%     1.75%   1.09%       4.02%    2.84%    $122     $110     $439     $329
Value Equity            2.93%     1.75%   0.98%       3.91%    2.73%    $121     $109     $430     $318
Research                2.93%     1.75%   0.94%       3.87%    2.69%    $120     $108     $426     $314
Mid-Cap Growth          2.93%     1.75%   0.95%       3.88%    2.70%    $121     $108     $427     $315
Strategic Equity        2.93%     1.75%   0.99%       3.92%    2.74%    $121     $109     $430     $319
Capital Appreciation    2.93%     1.75%   0.98%       3.91%    2.73%    $121     $109     $430     $318
All Cap                 2.93%     1.75%   1.01%       3.94%    2.76%    $121     $109     $432     $321
Small Cap               2.93%     1.75%   0.99%       3.92%    2.74%    $121     $109     $430     $319
Real Estate             2.93%     1.75%   0.99%       3.92%    2.74%    $121     $109     $430     $319
Hard Assets             2.93%     1.75%   1.00%       3.93%    2.75%    $121     $109     $431     $320
Managed Global          2.93%     1.75%   1.26%       4.19%    3.01%    $124     $112     $454     $346
Developing World        2.93%     1.75%   1.83%       4.76%    3.58%    $130     $117     $501     $400

THE GALAXY VIP FUND
Equity                  2.93%     1.75%   1.05%       3.98%    2.80%    $122     $109     $436     $325
Growth and Income       2.93%     1.75%   1.50%       4.43%    3.25%    $126     $114     $474     $369
Small Company Growth    2.93%     1.75%   1.60%       4.53%    3.35%    $127     $115     $482     $379
Asset Allocation        2.93%     1.75%   1.07%       4.00%    2.82%    $122     $110     $437     $327
High Quality Bond       2.93%     1.75%   0.90%       3.83%    2.65%    $120     $108     $422     $310

THE PIMCO TRUST
PIMCO High Yield Bond   2.93%     1.75%   0.75%       3.68%    2.50%    $119     $106     $409     $295
PIMCO StocksPLUS
  Growth and Income     2.93%     1.75%   0.65%       3.58%    2.40%    $117     $105     $400     $285

THE WARBURG PINCUS TRUST
International Equity    2.93%     1.75%   1.33%       4.26%    3.08%    $124     $112     $460     $353



The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios. The 1 Year examples above include an 8% surrender charge. For more detailed information, see the fee table in the prospectus for the Contract.

                                                        PREMIUM PLUS PROFILE
                                   6

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the taxable earnings withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page [8]. Withdrawals above the free withdrawal amount may be subject to a surrender charge. We will apply a market value adjustment if you withdraw your money from the fixed account more than 30 days before the applicable maturity date. Income taxes and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio that was in operation for the entire year of 1998. These numbers reflect the deduction of the mortality and expense risk charge (based on the 7% Solution Enhanced Death Benefit), the asset-based administrative charge and the annual contract fee and the maximum optional benefit rider charge on a rider base that accumulates at 7%, but do not reflect deductions for surrender charges, if any. If surrender charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

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                                   7

                                                         CALENDAR YEAR
     INVESTMENT PORTFOLIO                                    1998
     Managed by A I M  Capital Management, Inc.
       Capital Appreciation(1)                                  %
       Strategic Equity(2)                                      %
     Managed by T. Rowe Price Associates, Inc.
       Fully Managed                                            %
       Equity Income(2)                                         %
     Managed by Kayne Anderson Investment Management, LLC
       Rising Dividends                                         %
     Managed by EII Realty Securities, Inc.
       Real Estate                                              %
     Managed by Eagle Asset Management, Inc.
       Value Equity                                             %
     Managed by ING Investment Management, LLC
       Limited Maturity Bond                                    %
       Liquid Asset                                             %
     Managed by Alliance Capital Management L.P.
       Capital Growth(2)                                        %
     Managed by Janus Capital Corporation
       Growth(2)                                                %
     Managed by Massachusetts Financial Services Company
       Mid-Cap Growth                                           %
       Total Return                                             %
       Research                                                 %
     Managed by Capital Guardian Trust Company
       Small Cap(3)                                             %
     Managed by Baring International Investment Limited
       Global Fixed Income                                      %
       Hard Assets(2)                                           %
     Managed by Credit Suisse Asset Management, LLC
       International Equity                                     %
      --------------------------
      (1)Prior to April 1, 1999, a different firm managed the Portfolio.
      (2)Prior to March 1, 1999, a different firm managed the Portfolio.
      (3)Prior to February 1, 2000, a different firm managed the Portfolio.

9.   DEATH BENEFIT
You may choose (i) the Standard Death Benefit, (ii) the 7% Solution Enhanced Death Benefit or (iii) the Annual Ratchet Enhanced Death Benefit. The 7% Solution Enhanced Death Benefit is available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 80 years old at the time of purchase. The Annual Ratchet Enhanced Death Benefit is available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The 7% Solution and Annual Ratchet Enhanced Death Benefits may not be available where a Contract is held by joint owners.

The death benefit is payable when the first of the following persons die: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which

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                                   8
we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.
Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1) the contract value minus any credits added within 1 year;
     2) the total premium payments made under the Contract after subtracting any withdrawals; or
     3) the cash surrender value.

Under the 7% SOLUTION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1) the contract value minus any credits added within 1 year prior to death;
     2) the total premium payments made under the Contract after subtracting any withdrawals;
     3) the cash surrender value; or
     4) the enhanced death benefit minus any credits added within 1 year of death, which we determine as follows: we credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium and the credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, then we subtract any withdrawals (including any market value adjustment applied to such withdrawal) since the preceding day, and then we subtract any associated surrender charges. The maximum enhanced death benefit is 2 times all premium payments and credits added, less an amount to reflect withdrawals.

    Note: The actual interest rate used for calculating the death benefit for the Liquid Asset and Limited Maturity Bond investment portfolios will be the lesser of the 7% annual effective rate or the net rate of return for such portfolios during the applicable period. The interest rate used for calculating the death benefit for your investment in the fixed account will be the lesser of the 7% annual effective rate or the interest credited to such investment during the applicable period. Thus, selecting these investments may limit the enhanced death benefit.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)the contract value minus any credits added within 1 year prior to death;
     2)the total premium payments made under the Contract after subtracting any withdrawals;
     3)the cash surrender value; or
     4)the enhanced death benefit minus any credits added within 1 year prior to death, which is determined as follows: On each contract anniversary that occurs on or before the contract

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                                   9
          owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount: On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium and credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, and then we subtract any withdrawals (including any market value adjustment applied to such withdrawal) since the preceding day, and then we subtract any associated surrender charges. That amount becomes the new enhanced death benefit.

    Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in your state.

10.  OTHER INFORMATION
  FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a refund of the adjusted contract value. We determine your contract value at the close of business on the day we receive your written refund request. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the fixed account), (ii) then we exclude any credit initially applied, and (iii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium, excluding any credit (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period.

  TRANSFERS AMONG INVESTMENT PORTFOLIOS AND THE FIXED ACCOUNT. You can make transfers among your investment portfolios and your investment in the fixed account as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. There is currently no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. Keep in mind that if you transfer or otherwise withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you transfer or withdraw.

  NO PROBATE. In most cases, when you die, the person you chose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations - Taxation of Death Benefit Proceeds" in the prospectus for the contract.

     OPTIONAL RIDERS. Subject to state availability, you may purchase one of three optional benefit riders for an additional charge. You may not add more than one of these three riders to your Contract. There are separate charges for each rider. Once elected, the riders generally may not be cancelled. This means once added the rider may not be removed and charges will be assessed regardless of the performance of your Contract.

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                                   10

  Minimum Guaranteed Accumulation Benefit (MGAB) Rider. The MGAB is an optional benefit which offers you the ability to receive a one-time adjustment to your contract value in the event your contract value at a specified date is below the MGAB rider guarantee. When added at issue, the MGAB rider guarantees that your contract value will at least equal your initial premium payment plus credits at the end of ten years, or, at least equal two times your initial premium payment plus credits at the end of twenty years, depending on the waiting period you select. The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. Withdrawals may reduce the guarantee by more than the amount withdrawn. The MGAB rider may offer you protection in the event of a lower contract value that may result from unfavorable investment performance of your Contract. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGAB rider. You should read the prospectus for more complete information.

   Minimum Guaranteed Income Benefit (MGIB) Rider. The MGIB rider is an optional benefit which guarantees a minimum amount of income that will be available to you upon annuitization, regardless of fluctuating market conditions. Ordinarily, the amount of income that will be available to you upon annuitization is based upon your contract value, the annuity option you selected and the guaranteed or then current income factors in effect. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greater of the amounts that are ordinarily available to you under your Contract and the MGIB annuity benefit, which is based on your MGIB Base, the MGIB annuity option you selected and the MGIB guaranteed income factors specified in your rider. Your MGIB Base generally depends on the amount of premiums you pay, the credit applied, and when you pay them, accumulated at the annual rate you select, less adjustments for withdrawals and transfers. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGIB rider. You should read the prospectus for more complete information.

   Minimum Guaranteed Withdrawal Benefit (MGWB) Rider. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive annual periodic payments, equal to all premium payments and credits paid during the first two contract years, less adjustments for any prior withdrawals.
If your contract value is reduced to zero, our periodic payments will be 7% of your Eligible Payment Amount every year. (Of course, any applicable income and penalty taxes will apply to amounts received.) Your original Eligible Payment Amount is your premium payments and credits received during the first two contract years. Withdrawals that you make in excess of the above periodic payment amount may substantially reduce the guarantee. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGWB rider. You should read the prospectus for more complete information.

  ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

        Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month. It may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios or in the fixed account with either a 6-month or 1-year guaranteed interest period. Transfers from the fixed account under this program will not be subject to a market value adjustment.

        Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any surrender charge. Withdrawals from your money in the fixed account under this

                                                        PREMIUM PLUS PROFILE
                                   11
     program are not subject to a market value adjustment. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

        Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing.

11.  INQUIRIES
If you need more information after reading this profile and the prospectus, please contact us at:

  CUSTOMER SERVICE CENTER
  P.O. BOX 2700
  WEST CHESTER, PENNSYLVANIA  19380
  (800) 366-0066

or your registered representative.

                                                        PREMIUM PLUS PROFILE
                                   12

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                           [FEBRUARY 1,] 2000
       DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS
       GOLDENSELECT PREMIUM PLUS/R/ FEATURING THE GALAXY VIP FUND

This prospectus describes GoldenSelect Premium Plus/R/, a group and individual deferred variable annuity contract (the "Contract") offered by Golden American Life Insurance Company (the "Company," "we" or "our").
The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

The Contract provides a means for you to invest your premium payments and credits in one or more of 30 mutual fund investment portfolios. You may also allocate premium payments and credits to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are:

  T. ROWE PRICE ASSOCIATES, INC.
    Equity Income Series
    Fully Managed Series
  A I M CAPITAL MANAGEMENT, INC.
    Strategic Equity Series
    Capital Appreciation Series
  KAYNE ANDERSON INVESTMENT
    MANAGEMENT, LLC
    Rising Dividends Series
  EII REALTY SECURITIES, INC.
    Real Estate Series
  BARING INTERNATIONAL INVESTMENT
    LIMITED (AN AFFILIATE)
    Global Fixed Income Series
    Hard Assets Series
    Developing World Series
  EAGLE ASSET MANAGEMENT, INC.
    Value Equity Series
  SALOMON BROTHERS ASSET
    MANAGEMENT, INC
    All Cap Series
    Investors Series
  CAPITAL GUARDIAN TRUST COMPANY
    Large Cap Value Series
    Small Cap Series
    Managed Global Series
  ALLIANCE CAPITAL MANAGEMENT L.P.
    Capital Growth Series
  JANUS CAPITAL CORPORATION
    Growth Series
  MASSACHUSETTS FINANCIAL SERVICES
    COMPANY
    Total Return Series
    Research Series
    Mid-Cap Growth Series
  ING INVESTMENT MANAGEMENT, LLC
    (AN AFFILIATE)
    Liquid Asset Series
    Limited Maturity Bond Series
  FLEET INVESTMENT ADVISORS INC.
    Equity Fund
    Growth and Income Fund
    Small Company Growth Fund
    Asset Allocation Fund
    High Quality Bond Fund
  PACIFIC INVESTMENT MANAGEMENT
    COMPANY
    PIMCO High Yield Bond Portfolio
    PIMCO StocksPLUS Growth and
    Income Portfolio
  CREDIT SUISSE ASSET MANAGEMENT,
    LLC
    International Equity Portfolio

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We set the interest rates periodically. We will not set the interest rate to be less than a minimum annual rate of 3%. You may choose guaranteed interest periods of 6 months, and 1, 3, 5, 7 and 10 years. The interest earned on your money as well as your principal is guaranteed as long as you hold them until the maturity date. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. You bear the risk that you may receive less than your principal if we take a Market Value Adjustment. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. You have a right to return a Contract within 10 days after you receive it for a full refund of the contract value less credits we added (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information, dated [February 1,] 2000, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the Statement of Additional Information ("SAI") is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE GCG TRUST, THE GALAXY VIP FUND, THE PIMCO TRUST OR THE WARBURG PINCUS TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, THE GALAXY VIP FUND, THE PIMCO TRUST AND THE WARBURG PINCUS TRUST.

                            TABLE OF CONTENTS

                                                                        PAGE
     Index of Special Terms
     Fees and Expenses
     Performance Information
        Accumulation Unit
        Net Investment Factor
        Condensed Financial Information
        Financial Statements
        Performance Information
     Golden American Life Insurance Company
     The Trusts
     Golden American Separate Account B
     The Investment Portfolios
        Investment Objectives
        Investment Management Fees
     The Fixed Interest Allocation
        Selecting a Guaranteed Interest Period
        Guaranteed Interest Rates
        Transfers from a Fixed Interest Allocation
        Withdrawals from a Fixed Interest Allocation
        Market Value Adjustment
     The Annuity Contract
        Contract Date and Contract Year
        Annuity Start Date
        Contract Owner
        Annuitant
        Beneficiary
        Purchase and Availability of the Contract
        Crediting of Premium Payments
        Additional Credit to Premium
        Contract Value
        Cash Surrender Value
        Surrendering to Receive the Cash Surrender Value
        Addition, Deletion or Substitution of Subaccounts and Other
     Changes
        The Fixed Account
        Optional Riders
          Rider Date
          Special Funds
          No Cancellation
          Termination
          Minimum Guaranteed Accumulation Benefit Rider
          Minimum Guaranteed Income Benefit Rider
          Minimum Guaranteed Withdrawal Benefit Rider
        Other Contracts
        Other Important Provisions
     Withdrawals
        Regular Withdrawals
        Systematic Withdrawals
        IRA Withdrawals

     Transfers Among Your Investments
        Dollar Cost Averaging
        Automatic Rebalancing
     Death Benefit Choices
        Death Benefit During the Accumulation Phase
          Standard Death Benefit
          Enhanced Death Benefits
        Death Benefit During the Income Phase
     Charges and Fees
        Charge Deduction Subaccount
        Charges Deducted from the Contract Value
          Surrender Charge
          Free Withdrawal Amount
          Surrender Charge for Excess Withdrawals
          Premium Taxes
          Administrative Charge
          Transfer Charge
        Charges Deducted from the Subaccounts
          Mortality and Expense Risk Charge
          Asset-Based Administrative Charge
        Trust Expenses
     The Annuity Options
        Annuitization of Your Contract
        Selecting the Annuity Start Date
        Frequency of Annuity Payments
        The Annuity Options
          Income for a Fixed Period
          Income for Life with a Period Certain
          Joint Life Income
          Annuity Plan
        Payment When Named Person Dies
     Other Contract Provisions
        Reports to Contract Owners
        Suspension of Payments
        In Case of Errors in Your Application
        Assigning the Contract as Collateral
        Contract Changes-Applicable Tax Law
        Free Look
        Group or Sponsored Arrangements
        Selling the Contract
     Other Information
        Voting Rights
        Year 2000 Problem
        State Regulation
        Legal Proceedings
        Legal Matters
        Experts
     Federal Tax Considerations
     More Information About Golden American
     Unaudited Financial Statements of Golden American Life Insurance
     Company
     Financial Statements of Golden American Life Insurance Company Statement of Additional Information
        Table of Contents
     Appendix A

        Condensed Financial Information                        A1
     Appendix B
        Market Value Adjustment Examples                       B1
     Appendix C
        Surrender Charge for Excess Withdrawals Example        C1

                         INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                          PAGE
Accumulation Unit                       7
Annual Ratchet Enhanced Death Benefit  25
Annuitant                              17
Annuity Start Date                     16
Cash Surrender Value                   20
Contract Date                          16
Contract Owner                         16
Contract Value                         19
Contract Year                          16
Fixed Interest Allocation              13
Free Withdrawal Amount                 27
Market Value Adjustment                15
Net Investment Factor                   7
7% Solution Enhanced Death Benefit     25
Standard Death Benefit                 25

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the
Contract:

TERM USED IN THIS PROSPECTUS           CORRESPONDING TERM USED IN THE
CONTRACT
Accumulation Unit Value                Index of Investment Experience
Annuity Start Date                     Annuity Commencement Date
Contract Owner                         Owner or Certificate Owner
Contract Value                         Accumulation Value
Transfer Charge                        Excess Allocation Charge
Fixed Interest Allocation              Fixed Allocation
Free Look Period                       Right to Examine Period
Guaranteed Interest Period             Guarantee Period
Subaccount(s)                          Division(s)
Net Investment Factor                  Experience Factor
Regular Withdrawals                    Conventional Partial Withdrawals
Withdrawals                            Partial Withdrawals

                            FEES AND EXPENSES
CONTRACT OWNER TRANSACTION EXPENSES*
   Surrender Charge:

  COMPLETE YEARS ELAPSED    0    1    2    3    4    5    6    7    8    9+
     SINCE PREMIUM PAYMENT
  SURRENDER CHARGE          8%   8%   8%   8%   7%   6%   5%   3%   1%   0%

   Transfer Charge                                          None**

   * If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.
   **We may in the future charge $25 per transfer if you make more than 12 transfers in a contract year.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
Administrative Charge                                       $40
 (We waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is $100,000 or more.)
 ***We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES****

                                         STANDARD         ENHANCED DEATH BENEFIT
                                       DEATH BENEFIT    ANNUAL RATCHET  7% SOLUTION
    Mortality & Expense Risk Charge       1.25%              1.40%         1.55%
    Asset-Based Administrative Charge     0.15%              0.15%         0.15%
                                          -----              -----         -----
       Total                              1.40%              1.55%         1.70%

   ****As a percentage of average daily assets in each subaccount.
       The Separate Account Annual Charges are deducted daily.

OPTIONAL RIDER CHARGES*****

  Minimum Guaranteed Accumulation Benefit rider:
       Waiting Period     Quarterly Charge
       --------------     ----------------
       10 Year............0.20% of the MGAB Charge Base (1) (0.80% annually)
       20 Year............0.20% of the MGAB Charge Base     (0.80% annually)

  Minimum Guaranteed Income Benefit rider:
       MGIB Base Rate     Quarterly Charge
       --------------     ----------------
       0% ................0.05% of the MGIB Base (2) (0.20% annually)
       3%.................0.08% of the MGIB Base     (0.32% annually)
       5%.................0.10% of the MGIB Base     (0.40% annually)
       6%.................0.15% of the MGIB Base     (0.60% annually)
       7%.................0.20% of the MGIB Base     (0.80% annually)

  Minimum Guaranteed Withdrawal Benefit rider:
       Quarterly Charge
       ----------------
       0.20% of the MGWB Eligible Payment Amount (3) (0.80% annually)

  *****We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and on termination of the Contract: if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocations nearest maturity and a Market Value Adjustment may apply.

(1) The MGAB Charge Base is the total of premiums and credits paid during the 2-year period after the rider date, reduced pro rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro rata for transfers made during the three year period before the MGAB Benefit Date.

(2) The MGIB Base is generally equal to the total of premiums and credits paid during the 5-year period after the rider is purchased, reduced pro rata for all withdrawals taken while the MGIB rider is in effect.

(3) The MGWB Eligible Payment Amount is (i) the total of premiums and credit paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums and credits received during the two-year period commencing on the rider date.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):


                                               OTHER           TOTAL
                                             EXPENSES(2)      EXPENSES
                                MANAGEMENT  AFTER EXPENSE  AFTER EXPENSE
  PORTFOLIO                       FEE(1)    REIMBURSEMENT  REIMBURSEMENT(3)

  Liquid Asset                     0.59%        0.00%          0.59%
  Limited Maturity Bond            0.60%        0.00%          0.60%
  Global Fixed Income              1.60%        0.00%          1.60%(3)
  Total Return                     0.94%        0.03%          0.97%(3)
  Investors                        1.00%        0.01%          1.01%
  Equity Income                    0.98%        0.00%          0.98%
  Fully Managed                    0.98%        0.00%          0.98%
  Rising Dividends                 0.98%        0.00%          0.98%
  Large Cap Growth                 1.00%        0.01%          1.01%
  Capital Growth                   1.08%        0.00%          1.08%
  Growth                           1.08%        0.01%          1.09%
  Value Equity                     0.98%        0.00%          0.98%
  Research                         0.94%        0.00%          0.94%
  Mid-Cap Growth                   0.94%        0.01%          0.95%
  Strategic Equity                 0.98%        0.01%          0.99%
  Capital Appreciation             0.98%        0.00%          0.98%
  All Cap                          1.00%        0.01%          1.01%
  Small Cap                        0.98%        0.01%          0.99%
  Real Estate                      0.98%        0.01%          0.99%
  Hard Assets                      0.98%        0.02%          1.00%
  Managed Global                   1.25%        0.01%          1.26%
  Developing World                 1.75%        0.08%          1.83%

 (1)Fees decline as the total assets of certain combined portfolios increase. See the prospectus for The GCG Trust for more information.
 (2)Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1998, except for portfolios that commenced operations in 1998 where the charges have been annualized.
 (3)Total expenses are based on actual expenses for the fiscal year ended December 31, 1998. Directed Services, Inc. is currently reimbursing expenses to maintain total expenses at 0.97% for the Total Return portfolio and 1.60% for the Global Fixed Income portfolio as shown. Without this reimbursement, and based on actual reimbursements for fiscal year ended December 31, 1998, total expenses would have been 0.98% for the Total Return portfolio and 1.74% for the Global Fixed Income portfolio. This reimbursement agreement will remain in place through December 31, 1999.

THE GALAXY VIP FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

                                                 OTHER            TOTAL
                               MANAGEMENT       EXPENSES         EXPENSES
                               FEE AFTER     AFTER EXPENSE    AFTER EXPENSE
  PORTFOLIO                  FEE WAIVER(1)  REIMBURSEMENT(1)  REIMBURSEMENT(1)

  Equity                         0.75%           0.30%             1.05%
  Growth and Income              0.75%           0.75%             1.50%
  Small Company Growth           0.75%           0.85%             1.60%
  Asset Allocation               0.75%           0.32%             1.07%
  High Quality Bond              0.40%           0.50%             0.90%


 (1)For the Equity, Asset Allocation and High Quality Bond portfolios, total expenses are based on actual expenses for the fiscal year ended December 31, 1998. For the Growth and Income and Small Company Growth portfolios, total expenses are based on estimates for the current year. Fleet Investment Advisors Inc. and/or the administrator have agreed to waive certain fees and/or reimburse fund expenses of 0.35%, 6.09% and 0.20% for the Growth and Income, Small Company Growth, and High Quality Bond portfolios, respectively, for the current year. Without this agreement, and based on actual waivers and reimbursements for the fiscal year ended December 31, 1998, total expenses would have been 1.05%, 2.58%, 12.86%, 1.07% and 1.10% for the Equity, Growth and Income, Small Company Growth, Asset Allocation and High Quality Bond portfolios, respectively.


THE PIMCO TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

                                               OTHER          TOTAL
                                              EXPENSES       EXPENSES
                               MANAGEMENT  AFTER EXPENSE  AFTER EXPENSE
  PORTFOLIO                       FEE      REIMBURSEMENT  REIMBURSEMENT(1)

  PIMCO High Yield Bond          0.50%        0.25%(2)         0.75%
  PIMCO StocksPLUS Growth
     and Income                  0.40%        0.25%            0.65%

 (1)PIMCO has agreed to waive some or all of its other expenses, subject to potential future reimbursement, to the extent that total expenses for the PIMCO High Yield Bond Portfolio and PIMCO StocksPLUS Growth and Income portfolio would exceed 0.75% and 0.65%, respectively, due to payment by the portfolios of their pro rata portion of Trustees' fees. Without this agreement and, based on current estimates, total expenses would be 0.81% for the PIMCO High Yield Bond portfolio and 0.72% for the PIMCO StocksPLUS Growth and Income portfolio.
 (2)Since the PIMCO High Yield Bond portfolio commenced operations on April 30, 1998, other expenses as shown have been annualized for the year ended December 31, 1998.

THE WARBURG PINCUS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

                                ADVISORY       OTHER        TOTAL
  PORTFOLIO                       FEE         EXPENSES    EXPENSES(1)

  International Equity           1.00%         0.33%        1.33%

 (1)Total expenses are based on actual expenses for the fiscal year ended December 31, 1998.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the GCG Trust, the Galaxy VIP Fund, the PIMCO Trust and the Warburg Pincus Trust for additional information on portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:
The following four examples are designed to show you the expenses you would pay on a $1,000 investment, plus a credit of $40, that earns 5% annually. Each example assumes election of the 7% Solution Enhanced Death Benefit and are based on an assumed 5% annual return. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, the annual administrative charge as an annual charge of 0.05% of assets (based on an average contract value of $80,000), and the highest charge for an optional benefit rider as an annual charge of: (i) [1.18%] in cases where the rider base is equal to the initial premium and increases by [7%] annually, and (ii) [0.80%] in cases where the rider base is equal to the initial premium but there is no increase in the rider base.
If the Standard Death Benefit, the Annual
Ratchet Enhanced Death Benefit is elected instead of the 7% Solution Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. In the following examples, surrender charges may apply if you choose to annuitize within the first 5 contract years. In addition, Examples 1 and 2 assume you elected an optional benefit rider with the highest charge [1.18%] annually, except for the Liquid Asset and Limited Maturity Bond Portfolios, where the charge is [0.80%] annually and assume the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing by 7% per year.

Example 1:
If you surrender your Contract at the end of the applicable time period and elected an optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

    THE GCG TRUST             1 YEAR      3 YEARS     5 YEARS     10 YEARS
    Liquid Asset                $113        $182        $243        $364
    Limited Maturity Bond       $113        $182        $244        $365
    Global Fixed Income         $127        $222        $308        $482
    Total Return                $121        $204        $278        $429
    Investors                   $121        $205        $280        $432
    Equity Income               $121        $204        $279        $430
    Fully Managed               $121        $204        $279        $430
    Rising Dividends            $121        $204        $279        $430
    Large Cap Value             $121        $205        $280        $432
    Capital Growth              $122        $207        $284        $438
    Growth                      $122        $207        $284        $439
    Value Equity                $121        $204        $279        $430
    Research                    $120        $203        $277        $426
    Mid-Cap Growth              $121        $203        $277        $427
    Strategic Equity            $121        $204        $279        $430
    Capital Appreciation        $121        $204        $279        $430
    All Cap                     $121        $205        $280        $432
    Small Cap                   $121        $204        $279        $430
    Real Estate                 $121        $204        $279        $430
    Hard Assets                 $121        $205        $280        $431
    Managed Global              $124        $212        $292        $454
    Developing World            $130        $229        $319        $501

    THE GALAXY VIP FUND
    Equity                      $122        $206        $282        $436
    Growth and Income           $126        $219        $304        $474
    Small Company Growth        $127        $222        $308        $482
    Asset Allocation            $122        $207        $283        $437
    High Quality Bond           $120        $202        $275        $422

    THE PIMCO TRUST
    PIMCO High Yield Bond       $119        $197        $268        $409
    PIMCO StocksPLUS
      Growth and Income         $117        $194        $263        $400

    THE WARBURG PINCUS TRUST
    International Equity        $124        $214        $296        $460

Example 2:
If you do not surrender your Contract at the end of the applicable time period and elected an optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

    THE GCG TRUST             1 YEAR      3 YEARS     5 YEARS     10 YEARS
    Liquid Asset                 $33        $102        $173        $364
    Limited Maturity Bond        $33        $102        $174        $365
    Global Fixed Income          $47        $142        $238        $482
    Total Return                 $41        $124        $208        $429
    Investors                    $41        $125        $210        $432
    Equity Income                $41        $124        $209        $430
    Fully Managed                $41        $124        $209        $430
    Rising Dividends             $41        $124        $209        $430
    Large Cap Value              $41        $125        $210        $432
    Capital Growth               $42        $127        $214        $438
    Growth                       $42        $127        $214        $439
    Value Equity                 $41        $124        $209        $430
    Research                     $40        $123        $207        $426
    Mid-Cap Growth               $41        $123        $207        $427
    Strategic Equity             $41        $124        $209        $430
    Capital Appreciation         $41        $124        $209        $430
    All Cap                      $41        $125        $210        $432
    Small Cap                    $41        $124        $209        $430
    Real Estate                  $41        $124        $209        $430
    Hard Assets                  $41        $125        $210        $431
    Managed Global               $44        $132        $222        $454
    Developing World             $50        $149        $249        $501

    THE GALAXY VIP FUND
    Equity                       $42        $126        $212        $436
    Growth and Income            $46        $139        $234        $474
    Small Company Growth         $47        $142        $238        $482
    Asset Allocation             $42        $127        $213        $437
    High Quality Bond            $40        $122        $205        $422

    THE PIMCO TRUST
    PIMCO High Yield Bond        $39        $117        $198        $409
    PIMCO StocksPLUS
      Growth and Income          $37        $114        $193        $400

    THE WARBURG PINCUS TRUST
    International Equity         $44        $134        $226        $460

Example 3:
If you surrender your Contract at the end of the applicable time period and did not elect any optional benefit rider, you would pay the following expenses for each $1,000 invested:

    THE GCG TRUST             1 YEAR      3 YEARS     5 YEARS     10 YEARS
    Liquid Asset                $105        $156        $200        $278
    Limited Maturity Bond       $105        $156        $201        $279
    Global Fixed Income         $115        $187        $252        $379
    Total Return                $109        $168        $220        $317
    Investors                   $109        $169        $222        $321
    Equity Income               $109        $168        $220        $318
    Fully Managed               $109        $168        $220        $318
    Rising Dividends            $109        $168        $220        $318
    Large Cap Value             $109        $169        $222        $321
    Capital Growth              $110        $171        $225        $328
    Growth                      $110        $172        $226        $329
    Value Equity                $109        $168        $220        $318
    Research                    $108        $167        $218        $314
    Mid-Cap Growth              $108        $167        $219        $315
    Strategic Equity            $109        $168        $221        $319
    Capital Appreciation        $109        $168        $220        $318
    All Cap                     $109        $169        $222        $321
    Small Cap                   $109        $168        $221        $319
    Real Estate                 $109        $168        $221        $319
    Hard Assets                 $109        $169        $221        $320
    Managed Global              $112        $177        $234        $346
    Developing World            $117        $194        $263        $400

    THE GALAXY VIP FUND
    Equity                      $109        $170        $224        $325
    Growth and Income           $114        $184        $247        $369
    Small Company Growth        $115        $187        $252        $379
    Asset Allocation            $110        $171        $225        $327
    High Quality Bond           $108        $166        $216        $310

    THE PIMCO TRUST
    PIMCO High Yield Bond       $106        $161        $208        $295
    PIMCO StocksPLUS
      Growth and Income         $105        $158        $203        $285

    THE WARBURG PINCUS TRUST
    International Equity        $112        $179        $238        $353

Example 4:
If you do not surrender your Contract at the end of the applicable time period and did not elect any optional benefit rider, you would pay the following expenses for each $1,000 invested:

    THE GCG TRUST             1 YEAR      3 YEARS     5 YEARS     10 YEARS
    Liquid Asset                 $25         $76        $130        $278
    Limited Maturity Bond        $25         $76        $131        $279
    Global Fixed Income          $35        $107        $182        $379
    Total Return                 $29         $88        $150        $317
    Investors                    $29         $89        $152        $321
    Equity Income                $29         $88        $150        $318
    Fully Managed                $29         $88        $150        $318
    Rising Dividends             $29         $88        $150        $318
    Large Cap Value              $29         $89        $152        $321
    Capital Growth               $30         $91        $155        $328
    Growth                       $30         $92        $156        $329
    Value Equity                 $29         $88        $150        $318
    Research                     $28         $87        $148        $314
    Mid-Cap Growth               $28         $87        $149        $315
    Strategic Equity             $29         $88        $151        $319
    Capital Appreciation         $29         $88        $150        $318
    All Cap                      $29         $89        $152        $321
    Small Cap                    $29         $88        $151        $319
    Real Estate                  $29         $88        $151        $319
    Hard Assets                  $29         $89        $151        $320
    Managed Global               $32         $97        $164        $346
    Developing World             $37         $114       $193        $400

    THE WARBURG PINCUS TRUST
    International Equity         $32         $99        $168        $353

    THE GALAXY VIP FUND
    Equity                       $29         $90        $154        $325
    Growth and Income            $34        $104        $177        $369
    Small Company Growth         $35        $107        $182        $379
    Asset Allocation             $30         $91        $155        $327
    High Quality Bond            $28         $86        $146        $310

    THE PIMCO TRUST
    PIMCO High Yield Bond        $26         $81        $138        $295
    PIMCO StocksPLUS
      Growth and Income          $25         $78        $133        $285

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

                         PERFORMANCE INFORMATION
ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

    (1) We take the net asset value of the subaccount at the end of each business day.
    (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.
    (3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.
    (4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information.

FINANCIAL STATEMENTS
The audited financial statements of Separate Account B for the years ended December 31, 1998 and 1997 are included in the Statement of Additional Information. The unaudited condensed consolidated financial statements of Golden American for the nine months ended September 30, 1999 and the audited consolidated financial statements of Golden American for the years ended December 31, 1998, 1997 and 1996 are included in this prospectus.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolios. We may show other total returns for periods less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. Quotations of average annual return for the Managed
Global subaccount take into account the period before September 3, 1996, during which it was maintained as a subaccount of Golden
American Separate Account D. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender and the selection of the 7% Enhanced Death Benefit and the MGIB optional benefit rider.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies) or any other rating service, and (iii) the Consumer Price Index (a measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information, including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.


                 GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a Delaware stock life insurance company originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. Golden American's consolidated financial statements appear in this prospectus.

Equitable of Iowa is the holding company for Golden American, Directed Services, Inc. (the investment adviser of The GCG Trust and the distributor of the Contracts) and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management, LLC, one of the portfolio managers of The GCG Trust. ING also owns Baring International Investment Limited, another portfolio manager of The GCG Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

                               THE TRUSTS

The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies not affiliated with Golden American. Pending SEC approval, shares of The GCG Trust may also be sold to certain qualified pension and retirement plans. The address of The GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The Galaxy VIP Fund is a mutual fund whose shares are offered to separate accounts of various life insurance companies for variable annuity contracts, including certain variable contracts of Golden American and its affiliates. The principal address of The Galaxy VIP Fund is 4400 Computer Drive, Westborough, MA 01581.

The PIMCO Trust is a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

The Warburg Pincus Trust is a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American and Equitable Life Insurance Company of Iowa, and to certain qualified and retirement plans. The principal address of the Warburg Pincus Trust is 153 East 53rd Street, New York, NY 10022.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of The GCG Trust, The Galaxy VIP Fund, the PIMCO Trust and the Warburg Pincus Trust, Directed Services, Inc., Fleet Investment Advisors Inc., Pacific Investment Management Company, Credit Suisse Asset Management, LLC and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND COMPLETE INFORMATION ABOUT THE GCG TRUST, THE GALAXY VIP FUND, THE PIMCO TRUST AND THE WARBURG PINCUS TRUST IN THE ACCOMPANYING PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THEM CAREFULLY BEFORE
INVESTING.

                   GOLDEN AMERICAN SEPARATE ACCOUNT B

Golden American Separate Account B ("Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Account B but such assets are kept separate from our other accounts.

Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of The GCG Trust, The Galaxy VIP Fund, the PIMCO Trust or the Warburg Pincus Trust. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Account B without regard to any other income, gains or losses of Golden American. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of Golden American. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Account B. If the assets in Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

We currently offer other variable annuity contracts that invest in Account B but are not discussed in this prospectus. Account B may also invest in other investment portfolios which are not available under your Contract.


                        THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios listed in the section below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE INVESTMENT PORTFOLIOS, AND YOU MAY LOSE YOUR PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS IN THE PROSPECTUSES FOR THE GCG TRUST, THE GALAXY VIP FUND, THE PIMCO TRUST AND THE WARBURG PINCUS TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.


INVESTMENT                       INVESTMENT OBJECTIVE
PORTFOLIO
   THE GCG TRUST
   Liquid Asset     Seeks high level of current income consistent with the
                    preservation of capital and liquidity.
                    Invests primarily in obligations of the U.S.
                    Government and its agencies and instrumentalities,
                    bank obligations, commercial paper and short-term
                    corporate debt securities.  All securities will
                    mature in less than one year.
                    ----------------------------------------------------

   Limited Maturity Seeks highest current income consistent with  low
     Bond           risk to principal and liquidity.   Also seeks
                    to enhance its total return through capital
                    appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.
                    Invests primarily in diversified limited maturity debt securities with average maturity dates of five years or shorter and in no cases more than
                    seven years.
                    ----------------------------------------------------

   Global Fixed     Seeks high total return.
     Income         Invests primarily in high-grade fixed income
                    securities, both foreign and domestic.
                    ----------------------------------------------------

   Total Return     Seeks above-average income (compared to a portfolio
                    entirely invested in equity securities) consistent
                    with the prudent employment of capital.
                    Invests primarily in a combination of equity and
                    fixed income securities.
                    ----------------------------------------------------

   Investors        Seeks long-term growth of capital.  Current income
                    is as secondary objective. Invests primarily in
                    equity securities of U.S. companies and to a lesser
                    degree debt securities.
                    ----------------------------------------------------

   Equity Income    Seeks substantial dividend income as well as long-term
                    growth of capital.
                    Invests primarily in common stocks of well-
                    established companies paying above-average
                    dividends.
                    ----------------------------------------------------

   Fully Managed    Seeks, over the long term, a high total investment
                    return consistent with the preservation of capital
                    and with prudent investment risk.
                    Invests primarily in the common stocks of
                    established companies believed by the portfolio
                    manager to have above-average potential for
                    capital growth.
                    ----------------------------------------------------

   Rising Dividends Seeks capital appreciation.  A secondary objective is dividend income.
                    Invests in equity securities that meet the
                    following quality criteria: regular dividend
                    increases; 35% of earnings reinvested annually;
                    and a credit rating of "A" to "AAA".
                    ----------------------------------------------------

  Large Cap Value   Seeks long-term growth of capital and income.
                    Invests primarily in equity and equity-related
                    securities of companies with market capitalization
                    greater than $1 billion.
                    ----------------------------------------------------

   Capital Growth   Seeks long-term total return.
                    Invests primarily in common stocks of companies
                    where the potential for change (earnings
                    acceleration) is significant.
                    ----------------------------------------------------

   Growth           Seeks capital appreciation.
                    Invests primarily in common stocks of growth
                    companies that have favorable relationships between price/earnings ratios and growth rates in sectors offering the potential for above-average returns.
                    ----------------------------------------------------

   Value Equity     Seeks capital appreciation.  Dividend income is a
                    secondary objective.
                    Invests primarily in common stocks of domestic and
                    foreign issuers which meet quantitative standards
                    relating to financial soundness and high intrinsic
                    value relative to price.
                    ----------------------------------------------------

   Research         Seeks long-term growth of capital and future income.
                    Invests primarily in common stocks or securities convertible into common stocks of companies believed to have better than average prospects for long-term growth.
                    ----------------------------------------------------

   Mid-Cap Growth   Seeks long-term growth of capital.
                    Invests primarily in equity securities of
                    companies with medium market capitalization which
                    the portfolio manager believes have above-average
                    growth potential.
                    ----------------------------------------------------

   Strategic        Seeks capital appreciation.
     Equity         Invests primarily in common stocks of medium- and
                    small-sized companies.
                    ----------------------------------------------------

   Capital          Seeks long-term capital growth.
     Appreciation   Invests primarily in equity securities believed by
                    the portfolio manager to be undervalued.
                    ----------------------------------------------------

   All Cap Seeks capital appreciation through investment in securities which the portfolio manager believes have above-average capital appreciation potential. Invests primarily in equity securities of U.S. y companies of an size.
                    ----------------------------------------------------

   Small Cap        Seeks long-term capital appreciation.
                    Invests primarily in equity securities of
                    companies that have a total market capitalization
                    within the range of companies in the Russell 2000
                    Growth Index or the Standard & Poor's Small-Cap
                    600 Index.
                    ----------------------------------------------------

   Real Estate      Seeks capital appreciation.  Current income is a
                    secondary objective.
                    Invests primarily in publicly-traded real estate
                    equity securities.
                    ----------------------------------------------------

   Hard Assets      Seeks long-term capital appreciation.
                    Invests primarily in hard asset securities.  Hard
                    asset companies produce a commodity which the
                    portfolio manager is able to price on a daily or
                    weekly  basis.
                    ----------------------------------------------------

   Managed Global   Seeks capital appreciation.  Current income is only
                    an incidental consideration.
                    Invests primarily in common stocks traded in
                    securities markets throughout the world.
                    ----------------------------------------------------

   Developing       Seeks capital appreciation.
     World          Invests primarily in equity securities of
                    companies in developing or emerging countries.
                    ----------------------------------------------------

   THE GALAXY VIP FUND
   Equity Seeks long-term growth by investing in companies that the portfolio manager believes have above-average earnings potential.
                    Invests at least 75% of its total assets in common stocks and securities convertible into common stocks issued by U.S. companies.
                    ----------------------------------------------------

   Growth and       Seeks to provide a relatively high total return
     Income         through long-term capital appreciation and current
                    income.
                    Invests at least 65% of its total assets in the
                    common stocks of U.S. companies with large market
                    capitalizations (generally over $2 billion) that
                    have prospects for above-average growth and
                    dividends.
                    ----------------------------------------------------

   Small Company    Seeks capital appreciation.
     Growth         Invests normally at least 65% of its total assets
                    in the equity securities, primarily common stocks,
                    of small companies that have market capitalizations
                    of $1.5 billion or less.  The portfolio invests
                    primarily in the common stock of U.S. companies,
                    but may invest up to 20% of its total assets in
                    foreign equity securities.
                    ----------------------------------------------------

   Asset            Seeks a high total return by providing both a
     Allocation     current level of income that is greater than that
                    provided by the popular stock market averages, as
                    well as long-term growth in the value of the
                    portfolio's assets.
                    Invests in a mix of stocks and bonds that the
                    portfolio manager believes will produce both income
                    and long-term capital growth.  This mix will
                    change from time to time as a result of economic
                    and market conditions.  However, the portfolio
                    keeps at least 25% of its total assets in fixed
                    income investments, including debt securities and
                    preferred stocks, at all times.
                    ----------------------------------------------------

   High Quality     Seeks a high level of current income consistent
     Bond           with prudent risk of capital.
                    Invests primarily in obligations issued or
                    guaranteed by the U.S. Government, its agencies
                    and instrumentalities, as well as in corporate debt
                    obligations such as notes and bonds.  The
                    portfolio also invests in asset-backed and
                    mortgage-backed securities and in money market
                    instruments, such as commercial paper and bank
                    obligations.  Normally, at least 65% of the
                    portfolio's total assets will be invested in high
                    quality debt obligations that have one of the top
                    two ratings assigned by Standard & Poor's Ratings
                    Group or Moody's Investors Services, Inc. or are
                    unrated securities determined by the portfolio
                    manager to be of comparable quality.
                    ----------------------------------------------------

   THE PIMCO TRUST
   PIMCO High       Seeks to maximize total return,  consistent
     Yield Bond     with preservation of capital and prudent
                    investment management.
                    Invests in at least 65% of its assets in a
                    diversified portfolio of junk bonds rated at least
                    B by Moody's Investor Services, Inc. or Standard &
                    Poor's or, if unrated, determined by the portfolio
                    manager to be of comparable quality.
                    ----------------------------------------------------

     PIMCO          Seeks to achieve a total return which exceeds the
       StocksPLUS   total return performance of the Growth and Income
                    S&P 500.
                    Invests primarily in common stocks, options,
                    futures, options on futures and swaps.
                    ----------------------------------------------------

   THE WARBURG PINCUS TRUST
   International    Seeks long-term appreciation.
     Equity         Invests primarily in a broadly diversified
                    portfolio of equity securities of companies that
                    have their principal business activities outside
                    of the United States.
                    ----------------------------------------------------


INVESTMENT MANAGEMENT FEES
Directed Services, Inc. serves as the overall manager of The GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory as well as administrative services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Fleet Investment Advisors Inc. serves as the investment advisor of The Galaxy VIP Fund. The Galaxy VIP Fund pays Fleet Investment Advisors a monthly advisory fee based on the average daily net assets of each investment portfolio. Each portfolio pays its own administrative costs. Except for agreements to reimburse certain expenses of some portfolios, Fleet Investment Advisors does not bear any portfolio expenses.

Pacific Investment Management Company ("PIMCO") serves as the investment advisor to the PIMCO Trust. The PIMCO Trust pays PIMCO a monthly advisory fee and a monthly administrative fee based on the average daily net assets of an investment portfolios for managing the assets of the portfolios and for administering the PIMCO Trust.

Credit Suisse Asset Management, LLC serves as the investment advisor of the Warburg Pincus Trust. The Warburg Trust pays Credit Suisse Asset Management a monthly advisory fee based on the average daily net assets of the investment portfolio and also procures the services necessary for the operation of its portfolios. The Warburg Trust pays monthly administrative fees to two co-administrators for administrative services, one of which is an affiliate of Credit Suisse Asset Management. The monthly administrative fee is based on the portfolio's average daily net assets. Credit Suisse Asset Management does not bear any portfolio expenses.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.


                      THE FIXED INTEREST ALLOCATION
You may allocate premium payments and transfer your contract value to the guaranteed interest periods of our Fixed Account at any time during the accumulation period. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We currently offer guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years, although we may not offer all these periods in the future. You may select one or more guaranteed interest periods at any one time. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the applicable guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. YOU BEAR THE RISK THAT YOU MAY RECEIVE LESS THAN YOUR PRINCIPAL IF WE APPLY A MARKET VALUE ADJUSTMENT.

Assets supporting amounts allocated to the Fixed Account are available to fund the claims of all classes of our customers, contract owners and other creditors. Interests under your Contract relating to the Fixed Account are registered under the Securities Act of 1933, but the Fixed Account is not registered under the 1940 Act.

SELECTING A GUARANTEED INTEREST PERIOD
You may select one or more Fixed Interest Allocations with specified guaranteed interest periods. A guaranteed interest period is the period that a rate of interest is guaranteed to be credited to your Fixed Interest Allocation. We may at any time decrease or increase the number of guaranteed interest periods offered. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. For more information on DCA Fixed Interest Allocations, see "Transfers Among Your Investments - Dollar Cost Averaging."

Your contract value in the Fixed Account is the sum of your Fixed
Interest Allocations and the interest credited as adjusted for any withdrawals (including any Market Value Adjustment applied to such withdrawal), transfers or other charges we may impose. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of contract value. We will credit interest daily at a rate which yields the quoted guaranteed interest rate.

GUARANTEED INTEREST RATES
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. To find out the current guaranteed interest rate for a guaranteed interest period you are interested in, please contact our Customer Service Center or your registered representative. The determination may be influenced by the interest rates on fixed income investments in which we may invest with the amounts we receive under the Contracts. We will invest these amounts primarily in investment-grade fixed income securities (i.e., rated by Standard & Poor's rating system to be suitable for prudent investors) although we are not obligated to invest according to any particular strategy, except as may be required by applicable law. You will have no direct or indirect interest in these investments. We will also consider other factors in determining the guaranteed interest rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors.
We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate of less than 3% per year.

We may from time to time at our discretion offer interest rate specials for new premiums that are higher than the current base interest rate then offered. Renewal rates for such rate specials will be based on the base interest rate and not on the special rates initially declared.

TRANSFERS FROM A FIXED INTEREST ALLOCATION
You may transfer your contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Account B. Unless you tell us the Fixed Interest Allocations from which such transfers will be made, we will transfer amounts from your Fixed Interest Allocations starting with the guaranteed interest period nearest its maturity date, until we have honored your transfer request.

The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. If a transfer request would reduce the contract value remaining in a Fixed Interest Allocation to less than $100, we will treat such transfer request as a request to transfer the entire contract value in such Fixed Interest Allocation. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire contract value in such Fixed Interest Allocation to the Liquid Asset subaccount, and such a transfer will be subject to a Market Value Adjustment.

On the maturity date of a guaranteed interest period, you may transfer amounts from the applicable Fixed Interest Allocation to the subaccounts and/or to new Fixed Interest Allocations with guaranteed interest periods of any length we are offering at that time. You may not, however, transfer amounts to any Fixed Interest Allocation with a guaranteed interest period that extends beyond the annuity start date.

At least 30 calendar days before a maturity date of any of your Fixed Interest Allocations, or earlier if required by state law, we will send you a notice of the guaranteed interest periods that are available. You must notify us which subaccounts or new guaranteed interest periods you have selected before the maturity date of your Fixed Interest Allocations. If we do not receive timely instructions from you, we will transfer the contract value in the maturing Fixed Interest Allocation to a new Fixed Interest

Allocation with a guaranteed interest period that is
the same as the expiring guaranteed interest period. If such guaranteed interest period is not available or would go beyond the annuity start date, we will transfer your contract value in the maturing Fixed Interest Allocation to the next shortest guaranteed interest period which does not go beyond the annuity start date. If no such guaranteed interest period is available, we will transfer the contract value to a subaccount
specially designated by the Company for such purpose.   We currently use
the Liquid Asset subaccount for such purpose.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders."

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION
During the accumulation phase, you may withdraw a portion of your contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. Systematic withdrawals from a Fixed Interest Allocation are not permitted if such Fixed Interest Allocation is currently participating in the dollar cost averaging program. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and, in some cases, a surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax.

If you tell us the Fixed Interest Allocation from which your withdrawal will be made, we will assess the withdrawal against that Fixed Interest Allocation. If you do not, we will assess your withdrawal against the subaccounts in which you are invested, unless the withdrawal exceeds the contract value in the subaccounts. If there is no contract value in those subaccounts, we will deduct your withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request.

Please be aware that the benefit we pay under any of the optional riders will be reduced on a pro rata basis by any withdrawals you make from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders."

MARKET VALUE ADJUSTMENT
A Market Value Adjustment may decrease, increase or have no effect on your contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

We determine the Market Value Adjustment by multiplying the amount you withdraw, transfer or apply to an income plan by the following factor:

                    (   1+I   )N/365
                    (---------)         -1
                    (1+J+.0050)

Where,

    o "I" is the Index Rate for a Fixed Interest Allocation on the first day of the guaranteed interest period;

    o   "J" is equal to the following:

        (1) If calculated for a Fixed Interest Allocation of 1 year or more, then "J" is the Index Rate for a new Fixed Interest Allocation with a guaranteed interest period equal to the time remaining (rounded up to the next full year except in Pennsylvania) in the guaranteed interest period;

        (2) If calculated for a Fixed Interest Allocation of 6 months, then "J" is the lesser of the Index Rate for a new Fixed Interest Allocation with (i) a 6 month guaranteed interest period, or (ii) a 1 year guaranteed interest period at the time of calculation; and

    o "N" is the remaining number of days in the guaranteed interest period at the time of calculation.

The Index Rate is the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for a period equal to the applicable guaranteed interest period. The average is currently based on the period starting from the 22nd day of the calendar month two months prior to the month of the Index Rate determination and ending the 21st day of the calendar month immediately before the month of determination. We currently calculate the Index Rate once each calendar month but have the right to calculate it more frequently. The Index Rate will always be based on a period of at least 28 days. If the Ask Yields are no longer available, we will determine the Index Rate by using a suitable and approved, if required, replacement method.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Several examples which illustrate how the Market Value Adjustment works are included in Appendix B.


                          THE ANNUITY CONTRACT
The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of The GCG Trust, The Galaxy VIP Fund, the PIMCO Trust and the Warburg Pincus Trust through Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit when due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit. If no beneficial owner of the trust has been designated, the availability of enhanced death benefits will be based on the age of the annuitant at the time you purchase the Contract.

  JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner. The age of the older owner will determine the applicable death benefit if Enhanced Death Benefits are available for multiple owners.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).
If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any.
If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

  CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($250 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

The Contracts offered by this prospectus are available only to customers of Fleet Financial Group, Inc. and its affiliates.

CREDITING OF PREMIUM PAYMENTS
We will allocate your initial premium and credit within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments and credits will be credited to a Contract within 1 business day if they are received in good order. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. Once the completed application is received, we will allocate the payment and credit to the subaccount and/or Fixed Interest Allocation specified by you within 2 business days. We will make inquiry to discover any missing information related to subsequent payments. For any subsequent premium payments, the payment and credit will be credited at the accumulation unit value next determined after receipt of your premium payment.

Once we allocate your premium payment and credit to the subaccounts selected by you, we convert the premium payment and credit into accumulation units. We divide the amount of the premium payment and credit allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

 (1)If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 15 days of the premium payment. If we do not receive the application or form within 15 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

 (2)If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement

   Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you.

In some states, we may require that an initial premium designated for a subaccount of Account B or the Fixed Account be allocated with the added credit to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium and credit plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated with the added credit to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums and credits to the specially designated subaccount during the free look period.

ADDITIONAL CREDIT TO PREMIUM
A credit will be added to your contract value based on each premium payment. The credit will be added proportionally to each subaccount and Fixed Interest Allocation as the premium payment is allocated. The credit is a minimum of 4% of the premium payment. We may increase the credit at our discretion. If we increase the credit we may reduce it also at our discretion, but we will not reduce it below the minimum credit of 4%, and we will give at least 30 days notice of any planned reduction.

The credit constitutes earnings (and not premiums paid by you) for federal tax purposes.

In any of the following circumstances, we deduct a credit from the amount we pay to you or your beneficiary:

   (1) If you return your Contract within the free look period, we will deduct the credit from the refund amount;
   (2) If a death benefit of contract value becomes payable, we will deduct any credits added to your contract within 1 year; and
   (3) If we waive any surrender charge, we will deduct any credit added to your contract value within 1 year.

If we deduct a credit from any amount we pay to you, we will deduct the full dollar amount of the credit. You will retain any gains, and you will also bear any losses, that are attributable to the credit we deduct.

Once we have waived any surrender charge, we will not add any additional credit to any additional premium you pay on or after the date of any such waiver.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

  CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments and credits allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees, and premium taxes.

  CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and added credit that was designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium and added credit not allocated to a Fixed Interest Allocation will be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

   (1) We take the contract value in the subaccount at the end of the preceding business day.

   (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

   (3) We add (1) and

   (4) We add to (3) any additional premium payments and credits, and then add or subtract any transfers to or from that subaccount.
   (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee
(unless waived), and any optional benefit rider charge and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments.

We also reserve the right to: (i) deregister Account B under the 1940 Act; (ii) operate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Account B; and (v) combine Account B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED ACCOUNT
The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See "The Fixed Interest Allocations" for more information.

OPTIONAL RIDERS
Subject to state availability, you may elect one of three optional benefit riders discussed below. You may not add more than one of these three riders to your Contract. There are separate charges for each rider. Once elected, the riders generally may not be cancelled. This means once you add the rider you may not remove it, and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees - Optional Rider Charges" for information on rider charges.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. THEY SHOULD BE ANALYZED THOROUGHLY AND UNDERSTOOD COMPLETELY BEFORE BEING ELECTED. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800)366-0066.

RIDER DATE
We use the term rider date in the discussion of the optional benefit riders below. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if the rider was purchased at the time the Contract is issued.

SPECIAL FUNDS
We use the term Special Funds in the discussion of the Minimum Guaranteed Accumulation Benefit rider (with the 20-year waiting period) and the Minimum Guaranteed Income Benefit rider. The Special Funds refer to the Liquid Asset subaccount, Limited Maturity Bond subaccount and the Fixed Interest Allocations. The Company may designate new and/or existing subaccounts as a Special Fund with 30 days notice at any time, including during the life of a rider.

NO CANCELLATION
The optional riders are irrevocable. Once you purchase a rider, the rider may not be cancelled, unless you cancel the Contract during the Contract's free look periods surrender, annuitize or otherwise terminate the Contract which automatically cancels any attached rider. Once the Contract continues beyond the free look period, you may not at any time cancel the rider, except with respect to a one-time right to cancel the twenty-year option of the Minimum Guaranteed Accumulation Benefit rider under specified conditions. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION
The optional riders are "living benefits." This means that the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate (and all benefits under the rider will cease) if you annuitize, surrender or otherwise terminate your Contract or die (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract, during the accumulation phase. The optional rider will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with the applicable rider.

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER
The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit
Date is less than the MGAB Base. The MGAB rider may offer you protection in the event your contract value loses value during the MGAB waiting period. For discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and guarantees that your contract value at the end of ten years will at least equal your initial premium payment plus credits, adjusted pro rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro rata. The twenty-year option has a waiting period of twenty years and guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment plus credits, adjusted pro rata for withdrawals, and adjusted for transfers made within 3 years prior to the MGAB Benefit Date. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

  CALCULATING THE MGAB.  We calculate your MGAB as follows:

     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

       If you purchased the MGAB rider on the contract date, and

            (i) elected the ten-year option, your MGAB Base is equal to your initial premium and credit, and any additional premium and credit added to your Contract during the 2-year period after your rider date, adjusted pro rata for any withdrawals and adjusted for any transfers made within the last 3 years; or

            (ii) elected the twenty-year option, except for the Special Funds which require special calculations, your MGAB Base is equal to your initial premium and credit, and any additional premium and credit added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Base Rate, adjusted pro rata for any withdrawals and adjusted for any transfers made within the last 3 years. The MGAB Base Rate for all allocations to the Special Funds is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

       ONLY PREMIUMS AND CREDITS ADDED TO YOUR CONTRACT DURING THE 2-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGAB BASE, BUT ANY ADDITIONAL PREMIUM PAYMENTS YOU ADDED TO YOUR CONTRACT AFTER THE SECOND RIDER ANNIVERSARY ARE NOT INCLUDED IN THE MGAB BASE. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

       If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums and credited added during the 2-year period after your rider date. Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

       For any Special Fund under the twenty-year option, if the actual interest credited to and/or the investment earnings of the contract value allocated to the Special Fund over the calculation period is less than the amount calculated under the formula above, that lesser amount becomes the increase in your MGAB Base for the Special Fund for that period.

       Under the 20-year option, adding the rider after the contract date payment of premiums after the rider date, and/or investments in the Special Funds may prevent the MGAB Base from doubling over the waiting period.

         2. WE THEN SUBTRACT YOUR THEN CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR MGAB BASE.
            The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

         3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Benefit Date to the subaccounts in which you are invested pro rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

  WITHDRAWALS AND TRANSFERS. We will reduce your MGAB Base and the MGAB Charge Base pro rata to the percentage of contract value of any withdrawals you make after the rider date but prior to the MGAB Benefit Date.
Any transfers you make within three years prior to the MGAB Benefit
Date will reduce the MGAB Base and the MGAB Charge Base pro rata to the percentage of contract value transferred. Transfers you make before this date will have no immediate impact on the MGAB Base.

  PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

  THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

  CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we will assess the pro rata portion of the MGAB rider charge for the current quarter.

  NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER
The MGIB rider is an optional benefit which guarantees that minimum a amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions.
The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums and when you pay them, the MGIB Base Rate you select, and the dollar amount of any withdrawals you take while the rider is in effect. The charge for the MGIB Rider is higher if you select a higher MGIB Base Rate. For a discussion of the charges we deduct under the MGIB rider, see
"Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

       (i) your annuity income based on your contract value on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

       (ii) your annuity income based on your contract value on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

       (iii)the MGIB annuity income based on your MGIB Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any surrender charges, premium tax recovery and Market Value Adjustments that would otherwise apply at anuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider on the MGIB Benefit Date. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

  DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

    1. WE FIRST DETERMINE YOUR MGIB BASE. The MGIB Base is only a calculation used to determine the MGIB. The MGIB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

            (i) If you purchased the MGIB rider on the contract date, except for the Special Funds which require special calculations, the MGIB Base is equal to your initial and certain additional premiums paid plus credits, accumulated at your selected MGIB Base Rate reduced pro rata by all withdrawals taken while the MGIB rider is in effect.
                 Such added more than 5 years before the earliest MGIB Benefit Date are included in the MGIB Base. Subsequent premiums and credits are excluded from the MGIB Base.

            (ii) If you purchased the MGIB rider after the contract date except for the special Funds which require special calculations, your MGIB Base is equal to your contract value on the rider date and certain additional premiums paid, accumulated at the MGIB Base Rate, reduced pro rata by all withdrawals taken while the MGIB rider is in effect.
                 Such additional premium payments and credits added more than 5 years before the earliest MGIB Benefit Date are included in the
                 MGIB Base. Subsequent premiums and credits are excluded from the MGIB Base.

            (iii)For any Special Fund, if the actual earnings and/or the interest credited to the contract value allocated to the Special Fund over the calculation period is less than the amount determined under the formula above, that lesser amount becomes the change in your MGIB Base for the Special Fund.

            Of course, regardless of when purchased or how you invest, withdrawals will reduce the value of your MGIB
            Base pro rata to the percentage of the contract value withdrawn.

            We offer the following MGIB Base Rates: 0%, 3%, 5%, 6% and 7%. The Company may at its discretion discontinue offering any of these rates. The MGIB Base Rates are annual effective rates. The charge for the MGIB rider is higher if you select a higher MGIB Base Rate.

            The MGIB Base is subject to the MGIB Base Maximum. The MGIB Base Maximum is the amount calculated above until the earlier of: (i) the date the oldest contract owner reaches age 80, or (ii) the date the MGIB Base reaches two times the MGIB Eligible Premiums and credits, adjusted for any withdrawals. MGIB Eligible Premiums is the total of premiums paid after the rider date but more than 5 years before the earliest MGIB Benefit Date.

     2. Then we determine the MGIB annuity income based on your MGIB Base and the MGIB annuity option you selected.

Two MGIB Income Options are available under the MGIB Rider:

            (i) Income for Life (Single Life or Joint with 100% Survivor)
                and 10-30 Year Certain; or

            (ii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

                On the MGIB Benefit Date, we would apply the MGIB Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $100 of value applied than the guaranteed factors found in your Contract.

Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option in order to determine the greater amount of income available to you on the MGIB Benefit Date.

  WITHDRAWALS AND TRANSFERS. We will reduce the MGIB Base and the MGIB Base Maximum pro rata by the percentage of contract value of any withdrawals you make. Any transfers to and from the subaccounts and Special Funds in which you are invested will cause your MGIB Base to be reallocated pro rata based on the percentage of contract value you transfer.

  PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider.

  THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a ten-year waiting period from the contract date. If you added the MGIB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a 10-year waiting period from the rider date.

  NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. Upon the death of an annuitant who is not at the same time a contract owner prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

  NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise.
The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT THE RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE
PROVISIONS SET FORTH ABOVE.   ANNUITIZING USING THE MGIB MAY RESULT
IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS,
THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS.YOU SHOULD CONSIDER ALL
OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER

The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive annual periodic payments, equal to all premium payments and credits paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment
Amount. If your contract value is reduced to zero, you will receive periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

       (i) if you purchased the MGWB rider on the contract date, your premium payments and credits received during the first two contract years; or
       (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums and credits received that day, and any subsequent premium payments and credits received during the two-year period commencing on the rider date.

  THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB
Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a pro rata reduction in both the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

  GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force, and you may continue to make withdrawals so long as:

       (i)  your contract value is greater than zero;
       (ii) your MGWB Withdrawal Account is greater than zero;
       (iii)your latest allowable annuity start date has not been reached;
       (iv) you have not elected to annuitize your Contract; and
       (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

  The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

  WITHDRAWAL ADJUSTMENTS. We will reduce the MGWB Withdrawal Account by the dollar amount of any withdrawal taken up to 7% per year of the Eligible Payment Amount. Any withdrawal taken in excess of 7% per year of the Eligible Payment Amount will reduce both the MGWB Withdrawal Account and the Eligible Payment Amount, pro rata in proportion to the percentage of contract value withdrawn. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

  AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given what we refer to as Automatic Periodic Benefit Status if:

       (i)  your MGWB Withdrawal Account is greater than zero;
       (ii) your latest allowable annuity start date has not been reached;
       (iii)you have not elected to annuitize your Contract; and
       (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

  Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of
(i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below), or
(iii) the owner's death has occurred.

  On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments.

  DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract, the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status, we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.
If you elected the Combination Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

  PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, (ii) within 30 days after the contract date, or (iii) for any contract issued after December 31, 1999, but at least 30 days before the MGWB rider offering date in your state, during the 30-day period preceding contract anniversary.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same investment portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.


                               WITHDRAWALS
Any time during the accumulation phase and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any Contract year is 10% of your contract value on the date of the withdrawal less any withdrawals during that contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date.

SYSTEMATIC WITHDRAWALS
You may elect to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or
(2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or
(2) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

                                  MAXIMUM PERCENTAGE
                     FREQUENCY     OF CONTRACT VALUE
                     Monthly              0.833%
                     Quarterly            2.50%
                     Annually            10.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be systematically withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be systematically withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

  FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 10% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do us. We will assess a surrender charge on the withdrawal date if the systematic withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the systematic withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.

  Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable free withdrawal amount.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by Federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence.
You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by Federal tax law, distributions adequate to satisfy the requirements imposed by Federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.


                    TRANSFERS AMONG YOUR INVESTMENTS
You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgement or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Transfers may also affect your optional rider base.
See "Optional Riders."

Transfers will be based on values at the end of the business day in which the transfer request and any required paperwork is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Account B and the Company will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Limited Maturity Bond subaccount or the Liquid Asset subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Asset subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Asset subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $10,000 of contract value invested in the subaccounts of Account B, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your

Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.


                          DEATH BENEFIT CHOICES

DEATH BENEFIT DURING THE ACCUMULATION PHASE
During the accumulation phase, a death benefit is payable when either the annuitant (when a contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as any required claims forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.

You may choose from the following 3 death benefit choices: (1) the Standard Death Benefit Option; (2) the 7% Solution Enhanced Death Benefit Option; and (3) the Annual Ratchet Enhanced Death Benefit Option. Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the enhanced death benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the guaranteed death benefit. The MGWB rider may affect the death benefit. See "Minimum Guaranteed Withdrawal Benefit (MGWB Rider - Death Benefit during Automatic Periodic Benefit Status."

STANDARD DEATH BENEFIT. You will automatically receive the Standard Death Benefit unless you elect one of the enhanced death benefits. The Standard Death Benefit under the Contract is the greatest of (i) your contract value minus any credits added within 1 year; (ii) total premium payments less any withdrawals; and (iii) the cash surrender value.

ENHANCED DEATH BENEFITS. If the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit is elected, the death benefit under the Contract is the greatest of (i) the contract value minus any credits added within 1 year; (ii) total premium payments less any withdrawals; (iii) the cash surrender value; and (iv) the enhanced death benefit as calculated below minus any credits added within 1 year.

            HOW THE ENHANCED DEATH BENEFIT IS CALCULATED
           7% SOLUTION                          ANNUAL RATCHET
   We credit interest each              On  each contract anniversary
   business day at the 7% annual        that occurs on or before the
   effective rate* to the enhanced      contract owner turns age 80,
   death benefit from the               we compare the prior enhanced
   preceding day (which would be        death benefit to the contract
   the initial premium and credit       value and select the larger
   if the preceding day is the          amount as the new enhanced
   contract date), then we add          death benefit.
   additional premiums paid and         On all other days, the
   credits added since the              enhanced death benefit is the
   preceding day, then we subtract      amount determined  below.  We
   any withdrawals made (including      first take the enhanced death
   any Market Value Adjustment          benefit from the preceding day
   applied to such withdrawals)         (which would be the initial
   since the preceding day, and         premium and credit if the
   then we subtract any associated      valuation date is the contract
   surrender charges.**                 date) and then we add
   The maximum enhanced death           additional premiums paid and
   benefit is 2 times all premium       credits added since the
   payments and credits, as             preceding day, then we
   reduced by withdrawals.***           subtract any withdrawals
                                        (including any Market Value
                                        Adjustment applied to such
                                        withdrawals) since the
                                        preceding day, and then we
                                        subtract any associated
                                        surrender charges. That
                                        amount becomes the new
                                        enhanced death benefit.

    *The interest rate used for calculating the death benefit for the Liquid Asset and Limited Maturity Bond subaccounts will be the lesser of the 7% annual effective rate or the net rate of return for such subaccounts during the applicable period. The interest rate used for calculating the death benefit for your Fixed Interest Allocation will be the lesser of the 7% annual effective rate or the interest credited to such investment during the applicable period. Thus, selecting these investments may limit the enhanced death benefit. If we offer additional subaccounts in the future, we may restrict those new subaccounts from participating in the 7% Solution Enhanced Death Benefit.
   **Each premium payment and credit reduced by any withdrawals and any associated surrender charges incurred will continue to grow at the 7% annual effective rate.

  ***Each withdrawal reduces the maximum enhanced death benefit as follows: first, the maximum enhanced death benefit is reduced by the amount of any withdrawal of earnings; then, it is reduced in proportion to the reduction in the contract value for any withdrawal of premium (in each case, including any associated surrender charges) and as adjusted for any Market Value Adjustment. If those withdrawals in a contract year do not exceed 7% of cumulative premiums and did not exceed 7% of cumulative premiums in any prior contract year, such withdrawals will be treated as withdrawals of earnings for the purpose of calculating the maximum enhanced death benefit. Once withdrawals in any contract year exceed 7% of cumulative premiums, withdrawals will reduce the maximum enhanced death benefit in proportion to the reduction in contract value.

The 7% Solution Enhanced Death Benefit is available only at the time you purchase your Contract and only if the contract owner or annuitant (when the contract owner is other than an individual) is not more than 80 years old at the time of purchase. The Annual Ratchet Enhanced Death Benefit is available only at the time you purchase your Contract and only if the contract owner or annuitant (when the contract owner is other than an individual) is not more than 79 years old at the time of purchase. The 7% Solution and Annual Ratchet Enhanced Death Benefits may not be available where a Contract is owned by joint owners.

DEATH BENEFIT DURING THE INCOME PHASE
If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.


                            CHARGES AND FEES
We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.

CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. We currently use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

  SURRENDER CHARGE.  We will deduct a contingent deferred sales charge
(a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 9-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

  COMPLETE YEARS ELAPSED     0    1    2    3    4    5    6    7    8   9+
    SINCE PREMIUM PAYMENT
  SURRENDER CHARGE           8%   8%   8%   8%   7%   6%   5%   3%   1%   0%

  WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60 day period and your request for the surrender or withdrawal, together with all required documentation is received at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualifying medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it.

You are required
to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states. If we waive the surrender charge, we will deduct any credit added to your contract value within 1 year, and we will not add any additional credit to any additional premium you pay on or after the date of any such waiver.

  FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 10% of your contract value on the date of withdrawal less any withdrawals during that contract year.

  SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested.
ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix C. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

  PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time the initial and additional premiums are paid, regardless of when the annuity payments begin. In those states, we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

  ADMINISTRATIVE CHARGE. We deduct the annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $40 per Contract. This charge is waived if you have a contract value of $100,000 or more at the end of a contract year or the sum of the premiums paid equals or exceeds $100,000. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

  TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
  MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the death benefit you have elected. If you have elected the Standard Death Benefit, the charge, on an annual basis, is equal to 1.25% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day. If you have elected an enhanced death benefit, the charge, on an annual basis, is equal to 1.40% for the Annual Ratchet Enhanced Death Benefit, or 1.55% for the 7% Solution Enhanced Death Benefit, of the assets you have in each subaccount. The charge is deducted each business day at the rate of .003863% or .004280%, respectively, for each day since the previous business day.

  ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% for each day since the previous business day. This charge is deducted daily from your assets in each subaccount in order to compensate Golden American for a portion of the administrative expenses under the Contract.

OPTIONAL RIDER CHARGES

Subject to state availability, you may purchase one of three optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. A Market Value Adjustment may apply if rider charges are deducted from your Fixed Interest Allocation more than 30 days before its maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract - Optional Riders."

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

       Waiting Period     Quarterly Charge
       --------------     ----------------
       10 Year............0.20% of the MGAB Charge Base (0.80% annually)
       20 Year............0.20% of the MGAB Charge Base (0.80% annually)

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date, and (ii) premiums and credits during the 2-year period commencing on the rider date, adjusted pro rata for withdrawals and adjusted for transfers made within the last
3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

       MGIB Base Rate     Quarterly Charge
       --------------     ----------------
       0% ................0.05% of the MGIB Base (0.20% annually)
       3%.................0.08% of the MGIB Base (0.32% annually)
       5%.................0.10% of the MGIB Base (0.40% annually)
       6%.................0.15% of the MGIB Base (0.60% annually)
       7%.................0.20% of the MGIB Base (0.80% annually)

The MGIB Base depends on the amount of premiums you pay, the credit applied, and when you pay the premium, the MGIB Base Rate you select, less pro rata adjustments for withdrawals and transfers. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Base immediately prior to the surrender or annuitization.

  MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.20% (0.80% annually) of the original MGWB Eligible Premium Amount. See "Minimum Guaranteed Withdrawal Benefit (MGWB) Rider" for a description of the MGWB Eligible Payment Amount. We will deduct charges only during the period before your Contract's
Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your total premiums paid, and applicable credits, immediately prior to the surrender or annuitization.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Please read the respective Trust prospectus for details.


                           THE ANNUITY OPTIONS
ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option chosen. You may change annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value adjusted for any applicable Market Value Adjustment on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate) under applicable law, the total contract value applied to purchase a Fixed Interest Allocation, and the applicable payment rate.

Our approval is needed for any option where:

    (1)The person named to receive payment is other than the contract owner or beneficiary;
    (2)The person named is not a natural person, such as a corporation;
          or
    (3)Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 3 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the Statement of Additional Information. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult your tax adviser for tax advice.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

  OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.
  OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Payment is made for the life of the annuitant in equal monthly installments and guaranteed for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, payments continue until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.
  OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.
  OPTION 4. ANNUITY PLAN. The contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:
    (1)For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in the Contract.
    (2)For Option 3, no amounts are payable after both named persons have died.
    (3)For Option 4, the annuity option agreement will state the amount we will pay, if any.


                        OTHER CONTRACT PROVISIONS

REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Account B may not reasonably occur or so that the Company may not reasonably determine the value of Account B's net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or sex given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES  APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Your state may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the fixed account), (ii) then we exclude any credit initially applied, and (iii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.

SELLING THE CONTRACT
Directed Services, Inc. is the principal underwriter and distributor of the Contract as well as for other contracts issued through Account B and other separate accounts of Golden American. We pay Directed Services for acting as principal underwriter under a distribution agreement which in turn pays the writing agent. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Directed Services enters into sales agreements with broker-dealers affiliated with Fleet Financial Group, Inc. to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. Directed Services receives a maximum of 4.5% commission, and passes through 100% of the commission to the Fleet affiliated broker-dealer whose registered representative sold the contract.

                        UNDERWRITER COMPENSATION
         ----------------------------------------------------------
         |     NAME OF     |     AMOUNT OF     |      OTHER       |
         |    PRINCIPAL    |  COMMISSION TO BE |   COMPENSATION   |
         |   UNDERWRITER   |        PAID       | Reimbursement of |
         |                 |  Maximum of 4.5%  |       any        |
         |     Directed    |   of any initial  | covered expenses |
         |  Services, Inc. |   or additional   |     incurred     |
         |                 |  premium payments.|  by registered   |
         |                 |                   | representatives  |
         |                 |                   |       in         |
         |                 |                   | connection with  |
         |                 |                   | the distribution |
         |                 |                   |      of the      |
         |                 |                   |    Contracts.    |
         |                 |                   |                  |
         ----------------------------------------------------------

We do not pay any additional commissions on the sale or exercise of any of the optional benefit riders offered in this prospectus.

                            OTHER INFORMATION
VOTING RIGHTS
We will vote the shares of a Trust owned by Account B according to your instructions. However, if the Investment Company Act of 1940 or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Account B which are not attributable to contract owners in the same proportion.

YEAR 2000 PROBLEM
Like other business organizations and individuals around the world, Golden American and Account B could be adversely affected if the computer systems doing the accounts processing or on which Golden American and/or Account B relies do not properly process and calculate date-related information related to the end of the year 1999. This is commonly known as the Year 2000 (or Y2K) Problem. Golden American is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by its and Account B's major service providers. At this time, however, we cannot guarantee that these steps will be sufficient to avoid any adverse impact on Golden American and Account B.

STATE REGULATION
We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a materially adverse impact on the Company or Account B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Secretary of Golden American. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of Golden American Life Insurance Company and Account B appearing in this Prospectus or in the Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in this Prospectus or in the Statement of Additional Information and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                       FEDERAL TAX CONSIDERATIONS
The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
  DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Account B, through the subaccounts, will satisfy these diversification requirements.

In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Account B assets supporting the Contract.

  REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from nonqualified contracts.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
  IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
  NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

  WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the Contract. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

  PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

    o    made on or after the taxpayer reaches age 59 1/2;

    o    made on or after the death of a contract owner;

    o    attributable to the taxpayer's becoming disabled; or

    o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

  ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

  TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

  TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax adviser as to the tax consequences.

  WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

  MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and contributions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

  DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

  WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Golden American will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRAS
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

ENHANCED DEATH BENEFIT
The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the contract value. The Internal Revenue Service has not ruled whether an Enhanced Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any Code section 401(a) pension or profit-sharing plan or Code section 403(b) tax-sheltered annuity. Employers using the Contract may want to consult their tax adviser regarding such limitation. Further, the Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the Enhanced Death Benefit provision in the Contract comports with IRA or Roth IRA qualification requirements.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

[Shaded Section Header]
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      FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Stockholder
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company as of December 31, 1998 and 1997, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for the year ended December 31, 1998 and for the periods from October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 1998 and 1997, and the consolidated results of its operations and its cash flows for the year ended December 31, 1998 and for the periods from October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996 in conformity with generally accepted accounting principles.


                                             /s/Ernst & Young LLP




Des Moines, Iowa
February 12, 1999

                         GOLDEN AMERICAN LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                    (Dollars in thousands, except per share data)


                                                  POST-MERGER
                                     ------------------------------------
                                     December 31, 1998  December 31, 1997
                                     -----------------  -----------------
ASSETS
Investments:
  Fixed maturities, available for
    sale, at fair value (cost:
    1998 - $739,772; 1997 -
    $413,288)......................     $  741,985        $  414,401
  Equity securities, at fair value
    (cost: 1998 - $14,437; 1997 -
    $4,437)........................         11,514             3,904
  Mortgage loans on real estate....         97,322            85,093
  Policy loans.....................         11,772             8,832
  Short-term investments...........         41,152            14,460
                                        ----------        ----------
Total investments..................        903,745           526,690
Cash and cash equivalents..........          6,679            21,039
Due from affiliates................          2,983               827
Accrued investment income..........          9,645             6,423
Deferred policy acquisition costs..        204,979            12,752
Value of purchased insurance in
  force............................         35,977            43,174
Current income taxes recoverable...            628               272
Deferred income tax asset..........         31,477            36,230
Property and equipment, less
  allowances for depreciation
  of $801 in 1998 and $97 in 1997..          7,348             1,567
Goodwill, less accumulated
  amortization of $4,408 in 1998
  and $630 in 1997.................        146,719           150,497
Other assets.......................          6,239               755
Separate account assets............      3,396,114         1,646,169
                                        ----------        ----------
Total assets.......................     $4,752,533        $2,446,395
                                        ==========        ==========


                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS (CONTINUED)
                (Dollars in thousands, except per share data)

                                                  POST-MERGER
                                     ------------------------------------
                                     December 31, 1998  December 31, 1997
                                     -----------------  -----------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Policy liabilities and accruals:
 Future policy benefits:
 Annuity and interest sensitive life
   products.........................     $  881,112        $  505,304
 Unearned revenue reserve...........          3,840             1,189
 Other policy claims and benefits...             --                10
                                         ----------        ----------
                                            884,952           506,503

Line of credit with affiliate.......             --            24,059
Surplus notes.......................         85,000            25,000
Due to affiliates...................             --                80
Other liabilities...................         32,573            17,271
Separate account liabilities........      3,396,114         1,646,169
                                         ----------        ----------
                                          4,398,639         2,219,082

Commitments and contingencies

Stockholder's equity:
 Common stock, par value $10 per share,
   authorized,issued and outstanding
   250,000 shares...................          2,500            2,500
 Additional paid-in capital.........        347,640          224,997
 Accumulated other comprehensive
   income (loss)....................           (895)             241
 Retained earnings (deficit)........          4,649             (425)
                                         ----------       ----------
Total stockholder's equity..........        353,894          227,313
                                         ----------       ----------
Total liabilities and stockholder's
  equity............................     $4,752,533       $2,446,395
                                         ==========       ==========


                      See accompanying notes.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF OPERATIONS
                      (Dollars in thousands)


                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |                                     |
REVENUES:                                                          |                                     |
 Annuity and interest sensitive                                    |                                     |
  life product charges........    $  39,119           $  3,834     |     $ 18,288           $ 8,768      |     $12,259
 Management fee revenue.......        4,771                508     |        2,262               877      |       1,390
 Net investment income........       42,485              5,127     |       21,656             5,795      |       4,990
 Realized gains (losses) on                                        |                                     |
  investments.................       (1,491)                15     |          151                42      |        (420)
 Other income.................        5,569                236     |          426               486      |          70
                                  ---------           --------     |     --------           -------      |     -------
                                     90,453              9,720     |       42,783            15,968      |      18,289
                                                                   |                                     |
                                                                   |                                     |
INSURANCE BENEFITS AND EXPENSES:                                   |                                     |
Annuity and interest sensitive                                     |                                     |
 life benefits:                                                    |                                     |
 Interest credited to account                                      |                                     |
  balances.....................      94,845              7,413     |       19,276             5,741      |       4,355
 Benefit claims incurred in                                        |                                     |
  excess of account balances...       2,123                 --     |          125             1,262      |         915
 Underwriting, acquisition                                         |                                     |
  and insurance expenses:                                          |                                     |
  Commissions..................     121,171              9,437     |       26,818             9,866      |      16,549
  General expenses.............      37,577              3,350     |       13,907             5,906      |       9,422
  Insurance taxes..............       4,140                450     |        1,889               672      |       1,225
  Policy acquisition costs                                         |                                     |
    deferred...................    (197,796)           (13,678)    |      (29,003)          (11,712)     |     (19,300)
  Amortization:                                                    |                                     |
   Deferred policy acquisition                                     |                                     |
     costs.....................       5,148                892     |        1,674               244      |       2,436
   Value of purchased insurance                                    |                                     |
     in force..................       4,724                948     |        5,225             2,745      |         951
   Goodwill....................       3,778                630     |        1,398               589      |          --
                                  ---------          ---------     |     --------            ------      |     -------
                                     75,710              9,442     |       41,309            15,313      |      16,553
                                                                   |                                     |
Interest expense...............       4,390                557     |        2,082                85      |          --
                                  ---------          ---------     |     --------            ------      |     -------
                                     80,100              9,999     |       43,391            15,398      |      16,553
                                  ---------          ---------     |     --------            ------      |     -------
Income (loss) before income                                        |                                     |
  taxes........................      10,353               (279)    |         (608)              570      |       1,736
                                                                   |                                     |
Income taxes...................       5,279                146     |       (1,337)              220      |      (1,463)
                                  ---------          ---------     |     --------            ------      |     -------
Net income (loss)..............   $   5,074          $    (425)    |     $    729           $   350      |    $  3,199
                                  =========          =========     |     ========           =======      |    ========


                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                      (Dollars in thousands)


                                                                       Accumulated
                                             Redeemable   Additional      Other       Retained          Total
                                   Common    Preferred      Paid-in   Comprehensive   Earnings      Stockholder's
                                   Stock       Stock        Capital   Income (Loss)   (Deficit)        Equity
                                   ------------------------------------------------------------------------------
                                                                   PRE-ACQUISITION
                                   ------------------------------------------------------------------------------
Balance at January 1, 1996........ $2,500     $50,000     $  45,030     $   658         $  (63)      $  98,125
 Comprehensive income:
  Net income......................     --          --            --          --          3,199           3,199
  Change in net unrealized
   investment gains  (losses).....     --          --            --      (1,175)            --          (1,175)
 Comprehensive income.............                                                                       2,024
 Preferred stock dividends........     --          --            --          --           (719)           (719)
                                    ------    -------      --------     -------         ------       ---------
Balance at August 13, 1996........ $2,500     $50,000     $  45,030    $   (517)        $2,417       $  99,430
                                   ======     =======      ========    ========         ======       =========

                                   ------------------------------------------------------------------------------
                                                                  POST-ACQUISITION
                                   ------------------------------------------------------------------------------
Balance at August 14, 1996........ $2,500     $50,000     $  87,372          --             --        $139,872
 Comprehensive income:
  Net income......................     --          --            --          --         $  350             350
  Change in net unrealized
   investment gains (losses)......     --          --            --     $   262             --             262
 Comprehensive income.............                                          612
 Contribution of preferred stock
  to additional paid-in capital...     --     (50,000)       50,000          --             --             --
                                    ------    -------      --------     -------         ------       --------
Balance at December 31, 1996......   2,500         --       137,372         262            350        140,484
 Comprehensive income:
  Net income......................      --         --            --          --            729            729
  Change in net unrealized
   investment gains (losses)......      --         --            --       1,543             --          1,543
 Comprehensive income.............                                        2,272
 Contribution of capital..........      --         --         1,121          --             --          1,121
                                    ------    -------      --------     -------         ------       --------
Balance at October 24, 1997         $2,500         --      $138,493      $1,805         $1,079       $143,877
                                    ======    =======      ========      ======         ======       ========


                                   ------------------------------------------------------------------------------
                                                                     POST-MERGER
                                   ------------------------------------------------------------------------------
Balance at October 25, 1997.......  $2,500         --      $224,997          --             --      $227,497
 Comprehensive loss:
   Net loss.......................      --         --            --          --         $ (425)         (425)
  Change in net unrealized
   investment gains (losses)......      --         --            --     $   241             --           241
 Comprehensive loss...............                                                                      (184)
                                    ------    -------      --------     -------         ------       --------
Balance at December 31, 1997......   2,500         --       224,997         241           (425)      227,313
 Comprehensive income:
  Net income......................      --         --            --          --          5,074         5,074
  Change in net unrealized
   investment gains (losses)......      --         --            --      (1,136)            --        (1,136)
 Comprehensive income.............                                                                     3,938
 Contribution of capital..........      --         --       122,500          --             --       122,500
 Other............................      --         --           143          --             --           143
                                    ------    -------      --------     -------         ------      --------
Balance at December 31, 1998......  $2,500         --      $347,640     $  (895)        $4,649      $353,894
                                    ======    =======      ========     =======         ======      ========

                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CASH FLOWS
                      (Dollars in thousands)



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |                                     |
OPERATING ACTIVITIES                                               |                                     |
Net income (loss)............     $   5,074           $   (425)    |     $    729           $    350     |     $   3,199
Adjustments to reconcile net                                       |                                     |
 income (loss) to net cash                                         |                                     |
 provided by (used in)                                             |                                     |
 operations:                                                       |                                     |
 Adjustments related to annuity                                    |                                     |
  and interest sensitive life                                      |                                     |
  products:                                                        |                                     |
  Interest credited and other                                      |                                     |
   charges on interest                                             |                                     |
   sensitive products........         94,690             7,361     |       19,177              5,106     |         4,472
  Change in unearned                                               |                                     |
   revenues..................          2,651             1,189     |        3,292              2,063     |         2,084
 Decrease (increase) in                                            |                                     |
  accrued investment income..         (3,222)            1,205     |       (3,489)              (877)    |        (2,494)
 Policy acquisition costs                                          |                                     |
  deferred...................       (197,796)          (13,678)    |      (29,003)           (11,712)    |       (19,300)
 Amortization of deferred                                          |                                     |
  policy acquisition costs...          5,148               892     |        1,674                244     |         2,436
 Amortization of value of                                          |                                     |
  purchased insurance in                                           |                                     |
  force......................          4,724               948     |        5,225              2,745     |           951
 Change in other assets,                                           |                                     |
  other liabilities and                                            |                                     |
  accrued income taxes.......          9,891             4,205     |       (8,944)               (96)    |         4,672
 Provision for depreciation                                        |                                     |
  and amortization...........          8,147             1,299     |        3,203              1,242     |           703
 Provision for deferred                                            |                                     |
  income taxes...............          5,279               146     |          316                220     |        (1,463)
 Realized (gains) losses on                                        |                                     |
  investments................          1,491               (15)    |         (151)               (42)    |           420
                                   ---------          --------     |      --------           --------    |     ---------
Net cash provided by (used                                         |                                     |
 in)operating activities.....        (63,923)            3,127     |       (7,971)              (757)    |        (4,320)
                                                                   |                                     |
INVESTING ACTIVITIES                                               |                                     |
Sale, maturity or repayment                                        |                                     |
 of investments:                                                    |                                     |
 Fixed maturities - available                                      |                                     |
  for sale                           145,253             9,871     |       39,622             47,453     |        55,091
 Mortgage loans on real                                            |                                     |
  estate.....................          3,791             1,644     |        5,828                 40     |            --
 Short-term investments-net..             --                --     |       11,415              2,629     |           354
                                   ---------          --------     |     --------           --------     |     ---------
                                     149,044            11,515     |       56,865             50,122     |        55,445
Acquisition of investments:                                        |                                     |
 Fixed maturities - available                                      |                                     |
  for sale...................       (476,523)          (29,596)    |     (155,173)          (147,170)    |      (184,589)
 Equity securities...........        (10,000)               (1)    |       (4,865)                (5)    |            --
 Mortgage loans on real                                            |                                     |
  estate.....................        (16,390)          (14,209)    |      (44,481)           (31,499)    |            --
 Policy loans - net..........         (2,940)             (328)    |       (3,870)              (637)    |        (1,977)
 Short-term investments-net..        (26,692)          (13,244)    |           --                 --     |            --
                                   ---------          --------     |     --------           --------     |     ---------
                                    (532,545)          (57,378)    |     (208,389)          (179,311)    |      (186,566)
Purchase of property and                                           |                                     |
 equipment...................         (6,485)             (252)    |         (875)              (137)    |            --
                                   ---------          --------     |     --------           --------     |     ---------
Net cash used in investing                                         |                                     |
 activities..................       (389,986)          (46,115)    |     (152,399)          (129,326)    |      (131,121)


                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
         CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)
                      (Dollars in thousands)



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |                                     |
FINANCING ACTIVITIES                                               |                                     |
Proceeds from issuance of                                          |                                     |
 surplus note................     $  60,000                --      |           --           $ 25,000     |            --
Proceeds from reciprocal loan                                      |                                     |
 agreement borrowings........       500,722                --      |           --                 --     |            --
Repayment of reciprocal loan                                       |                                     |
 agreement borrowings........      (500,722)               --      |           --                 --     |            --
Proceeds from revolving                                            |                                     |
 note payable................       108,495                --      |           --                 --     |            --
Repayment of revolving note                                        |                                     |
 payable.....................      (108,495)               --      |           --                 --     |            --
Proceeds from line of credit                                       |                                     |
 borrowings..................            --           $10,119      |    $  97,124                 --     |            --
Repayment of line of credit                                        |                                     |
borrowings...................            --            (2,207)     |      (80,977)                --     |            --
Receipts from annuity and                                          |                                     |
 interest sensitive life                                           |                                     |
 policies credited to                                              |                                     |
 account balances............       593,428            62,306      |      261,549            116,819     |      $149,750
Return of account balances                                         |                                     |
 on annuity and interest                                           |                                     |
 sensitive life policies.....       (72,649)           (6,350)     |      (13,931)            (3,315)    |        (2,695)
Net reallocations to Separate                                      |                                     |
 Accounts                          (239,671)          (17,017)     |      (93,069)           (10,237)    |        (8,286)
Contributions of capital by                                        |                                     |
 parent......................        98,441                --      |        1,011                 --     |            --
Dividends paid on preferred                                        |                                     |
 stock.......................            --                --      |           --                 --     |          (719)
Net cash provided by                                               |                                     |
 financing activities........       439,549            46,851      |      171,707            128,267     |       138,050
                                                                   |                                     |
Increase (decrease) in cash                                        |                                     |
 and cash equivalents........       (14,360)            3,863      |       11,337             (1,816)    |         2,609
Cash and cash equivalents at                                       |                                     |
 beginning of period.........        21,039            17,176      |        5,839              7,655     |         5,046
Cash and cash equivalents at                                       |                                     |
 end of period...............     $   6,679           $21,039      |    $  17,176           $  5,839     |      $  7,655
                                                                   |                                     |
SUPPLEMENTAL DISCLOSURE                                            |                                     |
  OF CASH FLOW INFORMATION                                         |                                     |
Cash paid during the period                                        |                                     |
 for:                                                              |                                     |
 Interest....................     $   4,305           $   295      |    $   1,912                 --     |            --
 Income taxes................            99                --      |          283                 --     |            --
Non-cash financing activities:                                     |                                     |
 Non-cash adjustment to                                            |                                     |
  additional paid-in capital                                       |                                     |
  for adjusted merger costs..           143                --      |           --                 --     |            --
Contribution of property and                                       |                                     |
  equipment from EIC Variable,                                     |                                     |
  Inc. net of $353 of                                              |                                     |
  accumulated depreciation...            --                --      |          110                 --     |            --
Contribution of capital from                                       |                                     |
  parent to repay line of                                          |                                     |
  credit borrowings..........        24,059                --      |           --                 --     |            --


                     See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                         December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES

CONSOLIDATION

The consolidated financial statements include Golden American Life Insurance Company ("Golden American") and its wholly owned subsidiary, First Golden American Life Insurance Company of New
York ("First Golden," and with Golden American, collectively, the
"Companies"). All significant intercompany accounts and transactions have been eliminated.

ORGANIZATION

Golden American, a wholly owned subsidiary of Equitable of Iowa Companies, Inc., offers variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. On January 2, 1997 and December 23, 1997, First Golden became licensed to sell insurance products in New York and Delaware, respectively. The Companies' products are marketed by broker/dealers, financial institutions and insurance agents. The Companies' primary customers are consumers and corporations.

On October 24, 1997, PFHI Holding, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger ("Merger Agreement") dated July 7, 1997 among Equitable, PFHI and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation. See Note 6 for additional information regarding the merger.

On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable, Inc. (subsequently known as EIC Variable, Inc.) and its wholly owned subsidiaries, Golden American and Directed Services, Inc. ("DSI") from Whitewood Properties Corporation ("Whitewood"). See Note 7 for additional information regarding the acquisition.

For financial statement purposes, the ING merger was accounted for as a purchase effective October 25, 1997 and the change in control of Golden American through the acquisition of BT Variable, Inc. was accounted for as a purchase effective August 14, 1996. The merger and acquisition resulted in new bases of accounting reflecting estimated fair values of assets and liabilities at their respective dates. As a result, the Companies' financial statements for the periods after October 24, 1997 are presented on the Post-Merger new basis of accounting, for the period August 14, 1996 through October 24, 1997 are presented on the Post-Acquisition basis of accounting, and for August 13, 1996 and prior periods are presented on the Pre-Acquisition basis of accounting.

INVESTMENTS

Fixed Maturities: The Companies account for their investments under the Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which requires fixed maturities to be designated as either "available for sale," "held for investment" or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in value

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)


of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC") and deferred income taxes. At December 31, 1998 and 1997, all of the Companies' fixed maturities are designated as available for sale, although the Companies are not precluded from designating fixed maturities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations. Premiums and discounts are amortized/accrued utilizing a method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and other asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Equity Securities: Equity securities are reported at estimated fair value if readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which then becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations.

Mortgage Loans: Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Companies will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

Other Investments: Policy loans are reported at unpaid principal.
Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts.

Realized Gains and Losses: Realized gains and losses are determined on the basis of specific identification and average cost methods for manager initiated and issuer initiated disposals, respectively.

Fair Values: Estimated fair values, as reported herein, of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded fixed maturities are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of equity securities which consist of the Companies' investment in its registered separate accounts are based upon the quoted fair value of the securities comprising the individual portfolios underlying the separate accounts.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

CASH AND CASH EQUIVALENTS

For purposes of the accompanying Statements of Cash Flows, the Companies consider all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS

Certain costs of acquiring new insurance business, principally first year commissions and interest bonuses, extra credit bonuses and other expenses related to the production of new business, have been deferred. Acquisition costs for variable annuity and variable life products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively when the Companies revise their estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Companies have designated as "available for sale" under SFAS No. 115.

VALUE OF PURCHASED INSURANCE IN FORCE

As a result of the merger and the acquisition, a portion of the purchase price related to each transaction was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of VPIF is charged to expense in proportion to expected gross profits of the underlying business. This amortization is adjusted retrospectively when the Companies revise the estimate of current or future gross profits to be realized from the insurance contracts acquired. VPIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities. See Notes 6 and 7 for additional information on VPIF resulting from the merger and acquisition.

PROPERTY AND EQUIPMENT

Property and equipment primarily represent leasehold improvements, office furniture, certain other equipment and capitalized computer software and are not considered to be significant to the Companies' overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL

Goodwill was established as a result of the merger and is being amortized over 40 years on a straight-line basis. Goodwill established as a result of the acquisition was being amortized over 25 years on a straight-line basis. See Notes 6 and 7 for additional information on the merger and acquisition.

FUTURE POLICY BENEFITS

Future policy benefits for divisions with fixed interest guarantees of the variable products are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.00% to 10.00% during 1998, 3.30% to 8.25% during 1997 and 4.00% to 7.25% during 1996. The unearned revenue reserve represents unearned distribution fees. These distribution fees have been deferred and are amortized over the life of the contracts in proportion to expected gross profits.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

SEPARATE ACCOUNTS

Assets and liabilities of the separate accounts reported in the accompanying Balance Sheets represent funds separately administered principally for variable annuity and variable life contracts. Contractholders, rather than the Companies, bear the investment risk for the variable products. At the direction of the contractholders, the separate accounts invest the premiums from the sale of variable products in shares of specified mutual funds. The assets and liabilities of the separate accounts are clearly identified and segregated from other assets and liabilities of the Companies. The portion of the separate account assets equal to the reserves and other liabilities of variable annuity and variable life contracts cannot be charged with liabilities arising out of any other business the Companies may conduct.

Variable separate account assets are carried at fair value of the underlying investments and generally represent contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable annuity and variable life contracts invested in the separate accounts; the fair value of these liabilities is equal to their carrying amount. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Operations.

Product charges recorded by the Companies from variable products consist of charges applicable to each contract for mortality and expense risk, cost of insurance, contract administration and surrender charges. In addition, some variable annuity and all variable life contracts provide for a distribution fee collected for a limited number of years after each premium deposit. Revenue recognition of collected distribution fees is amortized over the life of the contract in proportion to its expected gross profits. The balance of unrecognized revenue related to the distribution fees is reported as an unearned revenue reserve.

DEFERRED INCOME TAXES

Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on equity securities and fixed maturities the Companies have designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Companies' Statements of Operations are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS
Golden American's ability to pay dividends to its Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 1999, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder unless a notice of its intent to declare a dividend and the amount of the dividend has been filed at least thirty days in advance of the proposed declaration. If the Superintendent finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing.
                                    85

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

SEGMENT REPORTING

As of December 31, 1998, the Companies adopted the SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information." SFAS No. 131 superseded SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise." SFAS No. 131 establishes standards for the way public business enterprises report information about operating segments in annual financial statements and requires enterprises to report selected information about operating segments in interim financial reports. SFAS No. 131 also establishes standards for related disclosures about products and services, geographic areas and major customers.

The Companies manage their business as one segment, the sale of variable products designed to meet customer needs for tax-advantaged methods of saving for retirement and protection from unexpected death. Variable products are sold to consumers and corporations throughout the United States. The adoption of SFAS No. 131 did not affect the results of operations or financial position of the Companies.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and value of purchased insurance in force, (4) fair values of assets and liabilities recorded as a result of merger and acquisition transactions, (5) asset valuation allowances, (6) guaranty fund assessment accruals, (7) deferred tax benefits (liabilities) and (8) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the proceeding are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

RECLASSIFICATIONS

Certain amounts in the financial statements for the periods ended within the years ended December 31, 1997 and 1996 have been reclassified to conform to the December 31, 1998 financial statement presentation.

2.   BASIS OF FINANCIAL REPORTING

The financial statements of the Companies differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger/acquisition and is amortized and charged to expense; (3) future policy benefit reserves for divisions with fixed interest guarantees of the variable products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


2.   BASIS OF FINANCIAL REPORTING (continued)

reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs and deferred income taxes (if applicable), credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturities is reduced to fair value by a charge to realized losses in the Statements of Operations when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (10) revenues for variable products consist of policy charges applicable to each contract for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (11) the financial statements of Golden American's wholly owned subsidiary are consolidated rather than recorded at the equity in net assets;
(12) surplus notes are reported as liabilities rather than as surplus; and (13) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

The net loss for Golden American as determined in accordance with statutory accounting practices was $68,002,000 in 1998, $428,000 in 1997 and $9,188,000 in 1996. Total statutory capital and surplus was $183,045,000 at December 31, 1998 and $76,914,000 at
December 31, 1997.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998

3.   INVESTMENT OPERATIONS

INVESTMENT RESULTS

Major categories of net investment income are summarized below:



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |       (Dollars in thousands)        |
                                                                   |                                     |
Fixed maturities.............     $35,224             $4,443       |     $18,488            $5,083       |     $4,507
Equity securities............          --                  3       |          --               103       |         --
Mortgage loans on                                                  |                                     |
 real estate.................       6,616                879       |       3,070               203       |         --
Policy loans.................         619                 59       |         482                78       |         73
Short-term                                                         |                                     |
 investments.................       1,311                129       |         443               441       |        341
Other, net...................         246               (154)      |          24                 2       |         22
Funds held in                                                      |                                     |
 escrow......................          --                 --       |          --                --       |        145
                                  -------             ------       |     -------            ------       |     ------
Gross investment                                                   |                                     |
 income......................      44,016              5,359       |      22,507             5,910       |      5,088
Less investment                                                    |                                     |
 expenses....................      (1,531)              (232)      |        (851)             (115)      |        (98)
                                  -------             ------       |     -------            ------       |     ------
Net investment                                                     |                                     |
 income......................     $42,485             $5,127       |     $21,656            $5,795       |     $4,990
                                  =======             ======       |     =======            ======       |     ======


Realized gains (losses) on investments are as follows:



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |        (Dollars in thousands)       |
                                                                   |                                     |
Fixed maturities:                                                  |                                     |
 available for sale..........     $(1,428)            $25          |     $151               $42          |     $(420)
Mortgage loans...............         (63)            (10)         |       --                --          |        --
                                  -------             ---          |     ----               ---          |     -----
Realized gains (losses)                                            |                                     |
 on investments..............     $(1,491)            $15          |     $151               $42          |     $(420)
                                  =======             ===          |     ====               ===          |     =====

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)

The change in unrealized appreciation (depreciation) of securities at fair value is as follows:


                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |       (Dollars in thousands)        |
                                                                   |                                     |
Fixed maturities:                                                  |                                     |
 Available for sale..........     $1,100              $(3,494)     |     $4,197             $2,497       |      $(3,045)
 Held for investment.........         --                   --      |         --                 --       |          (90)
Equity securities............     (2,390)                 (68)     |       (462)                (4)      |           (2)
                                  ------              -------      |     ------             ------       |      -------
Unrealized appreciation                                            |                                     |
 (depreciation) of                                                 |                                     |
 securities..................    $(1,290)             $(3,562)     |     $3,735             $2,493       |      $(3,137)
                                 =======              =======      |     ======             ======       |      =======


At December 31, 1998 and December 31, 1997, amortized cost, gross unrealized gains and losses and estimated fair values of fixed maturities, all of which are designated as available for sale, are as follows:

                                                               POST-MERGER
                                       ---------------------------------------------------------
                                                         Gross            Gross        Estimated
                                       Amortized       Unrealized      Unrealized        Fair
                                          Cost           Gains            Losses         Value
                                       ---------       ----------      ----------      ---------
                                                          (Dollars in thousands)
DECEMBER 31, 1998
U.S. government and governmental
 agencies and authorities............. $ 13,568          $  182          $   (8)       $ 13,742
Foreign governments...................    2,028               8              --           2,036
Public utilities......................   67,710             546            (447)         67,809
Corporate securities..................  365,569           4,578          (2,658)        367,489
Other asset-backed securities.........   99,877             281          (1,046)         99,112
Mortgage-backed securities............  191,020           1,147            (370)        191,797
                                       --------          ------         -------        --------
Total................................. $739,772          $6,742         $(4,529)       $741,985
                                       ========          ======         =======        ========

DECEMBER 31, 1997
U.S. government and governmental
  agencies and authorities............ $  5,705          $    5         $    (1)       $  5,709
Foreign governments...................    2,062              --              (9)          2,053
Public utilities......................   26,983              55              (4)         27,034
Corporate securities..................  259,798           1,105            (242)        260,661
Other asset-backed securities.........    3,155              32              --           3,187
Mortgage-backed securities............  115,585             202             (30)        115,757
                                       --------          ------         -------        --------
Total................................. $413,288          $1,399         $  (286)       $414,401
                                       ========          ======         =======        ========


                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)

At December 31, 1998, net unrealized investment gains on fixed maturities designated as available for sale totaled $2,213,000. Appreciation of $1,005,000 was included in stockholder's equity at December 31, 1998 (net of an adjustment of $203,000 to VPIF, an adjustment of $455,000 to DPAC and deferred income taxes of $550,000). Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair value for these securities.

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 1998 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                   POST-MERGER
                                           ---------------------------
                                           Amortized        Estimated
December 31, 1998                             Cost          Fair Value
----------------------------------------------------------------------
                                              (Dollars in thousands)
Due within one year......................  $ 50,208          $ 50,361
Due after one year through five years....   310,291           311,943
Due after five years through ten years...    78,264            78,541
Due after ten years......................    10,112            10,231
                                            448,875           451,076
Other asset-backed securities............    99,877            99,112
Mortgage-backed securities...............   191,020           191,797
                                           --------          --------
Total....................................  $739,772          $741,985
                                           ========          ========


An analysis of sales, maturities and principal repayments of the Companies' fixed maturities portfolio is as follows:



                                                        Gross       Gross      Proceeds
                                          Amortized    Realized    Realized      from
                                             Cost       Gains       Losses       Sale
                                          ---------    --------    --------    --------
                                                      (Dollars in thousands)
POST-MERGER
For the year ended December 31, 1998:
Scheduled principal repayments,
 calls and tenders......................  $102,504       $ 60      $    (3)    $102,561
Sales...................................    43,204        518       (1,030)      42,692
                                          --------       ----      -------     --------
Total...................................  $145,708       $578      $(1,033)    $145,253
                                          ========       ====      =======     ========

For the period October 25, 1997 through
 December 31, 1997:
Scheduled principal repayments,
 calls and tenders.....................   $  6,708      $  2            --     $  6,710
Sales..................................      3,138        23            --        3,161
                                          --------      ----       -------     --------
Total..................................   $  9,846      $ 25            --     $  9,871
                                          ========      ====       =======     ========


                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)



                                                        Gross       Gross      Proceeds
                                          Amortized    Realized    Realized      from
                                             Cost       Gains       Losses       Sale
                                          ---------    --------    --------    --------
                                                      (Dollars in thousands)
POST- ACQUISITION
For the period January 1, 1997 through
 October 24, 1997:
Scheduled principal repayments,
 calls and tenders.....................    $25,419         --         --       $25,419
Sales..................................     14,052       $153       $ (2)       14,203
                                           -------       ----       ----       -------
Total..................................    $39,471       $153       $ (2)      $39,622
                                           =======       ====       ====       =======
For the period August 14, 1996 through
 December 31, 1996:
Scheduled principal repayments,
 calls and tenders....................     $ 1,612         --         --       $ 1,612
Sales.................................      45,799       $115       $(73)       45,841
                                           -------       ----       ----       -------
Total.................................     $47,411       $115       $(73)      $47,453
                                           =======       ====       ====       =======

PRE-ACQUISITION
For the period January 1, 1996 through
 August 13, 1996:
Scheduled principal repayments,
 calls and tenders....................     $ 1,801         --         --       $ 1,801
Sales.................................      53,710       $152      $(572)       53,290
                                           -------       ----      -----       -------
Total.................................     $55,511       $152      $(572)      $55,091
                                           =======       ====      =====       =======


Investment Valuation Analysis: The Companies analyze the investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. During the year ended December 31, 1998, Golden American recognized a loss on two fixed maturity investments of $973,000. During 1997 and 1996, no investments were identified as having an other than temporary impairment.

Investments on Deposit: At December 31, 1998 and 1997, affidavits of deposits covering bonds with a par value of $6,470,000 and $6,605,000, respectively, were on deposit with regulatory authorities pursuant to certain statutory requirements.

Investment Diversifications: The Companies' investment policies related to the investment portfolio require diversification by asset type, company and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at December 31, 1998 and December 31, 1997. Fixed maturities included investments in basic industrials (26% in 1998, 30% in 1997), conventional mortgage-backed securities (25% in 1998, 13% in 1997), financial companies (19% in 1998, 24% in 1997), other asset-backed securities (11% in 1998) and various government bonds and government or agency mortgage-backed securities (5% in 1998, 17% in 1997). Mortgage loans on real estate have been analyzed

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)


by geographical location with concentrations by state identified as California (12% in 1998 and 1997), Utah (11% in 1998, 13% in 1997)
and Georgia (10% in 1998, 11% in 1997). There are no other concentrations of mortgage loans in any state exceeding ten percent at December 31, 1998 and 1997. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (36% in 1998, 43% in 1997), industrial buildings (32% in 1998, 33% in 1997) and retail facilities (20% in 1998, 15% in 1997). Equity securities are not significant to the Companies' overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 1998.

4.   COMPREHENSIVE INCOME

As of January 1, 1998, the Companies adopted the SFAS No. 130, "Reporting Comprehensive Income." SFAS No. 130 establishes new rules for the reporting and display of comprehensive income and its components; however, the adoption of this statement had no impact on the Companies' net income or stockholder's equity. SFAS No. 130 requires unrealized gains or losses on the Companies' available for sale securities (net of VPIF, DPAC and deferred income taxes) to be included in other comprehensive income. Prior to the adoption of SFAS No. 130, unrealized gains (losses) were reported separately in stockholder's equity. Prior year financial statements have been reclassified to conform to the requirements of SFAS No. 130.

Total comprehensive income (loss) for the Companies includes $1,015,000 for the year ended December 31, 1998 for First Golden ($159,000, $536,000 and $(57,000), respectively, for the periods
October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997 and December 17, 1996 through December 31, 1996). Other comprehensive income excludes net investment gains (losses) included in net income which merely represent transfers from unrealized to realized gains and losses. These amounts total $(2,133,000) in 1998. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments to VPIF and DPAC totaling $705,000 in 1998.

5.   FAIR VALUES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Companies' investments, investment contracts and debt fall within the standards' definition of a financial instrument. Fair values for the Companies' insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Companies' business or financial condition based on the information presented herein.

The Companies closely monitor the composition and yield of
invested assets, the duration and interest credited on insurance liabilities and resulting interest spreads and timing of cash flows. These amounts
                                    92

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


5.   FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

are taken into consideration in the Companies' overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Companies' business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

                                                   POST-MERGER
                                 -----------------------------------------------
                                    December 31, 1998       December 31, 1997
                                 ----------------------  -----------------------
                                              Estimated              Estimated
                                   Carrying     Fair      Carrying     Fair
                                    Value       Value      Value       Value
                                 -----------  ---------  ----------  -----------
                                             (Dollars in thousands)
ASSETS
Fixed maturities, available
 for sale......................  $  741,985  $  741,985  $  414,401   $  414,401
Equity securities..............      11,514      11,514       3,904        3,904
Mortgage loans on real estate..      97,322      99,762      85,093       86,348
Policy loans...................      11,772      11,772       8,832        8,832
Short-term investments.........      41,152      41,152      14,460       14,460
Cash and cash equivalents......       6,679       6,679      21,039       21,039
Separate account assets........  $3,396,114  $3,396,114  $1,646,169   $1,646,169

LIABILITIES
Annuity products...............     869,009     827,597     493,181      469,714
Surplus notes..................      85,000      90,654      25,000       28,837
Line of credit with affiliate..          --          --      24,059       24,059
Separate account liabilities...   3,396,114   3,396,114   1,646,169    1,646,169




The following methods and assumptions were used by the Companies in estimating fair values.

Fixed Maturities: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded securities are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities.

Equity Securities: Estimated fair values of equity securities, which consist of the Companies' investment in the portfolios underlying its separate accounts, are based upon the quoted fair value of individual securities comprising the individual portfolios. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable returns and quality.

Mortgage Loans on Real Estate: Fair values are estimated by discounting expected cash flows, using interest rates currently offered for similar loans.

Policy Loans: Carrying values approximate the estimated fair value for policy loans.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


5.   FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

Short-Term Investments and Cash and Cash Equivalents: Carrying values reported in the Companies' historical cost basis balance sheet approximate estimated fair value for these instruments due to their short-term nature.

Separate Account Assets: Separate account assets are reported at the quoted fair values of the individual securities in the separate accounts.

Annuity Products: Estimated fair values of the Companies' liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Companies would incur to extinguish the liability.

Surplus Notes: Estimated fair value of the Companies' surplus notes were based upon discounted future cash flows using a discount rate approximating the Companies' return on invested assets.

Line Of Credit With Affiliate: Carrying value reported in the
Companies' historical cost basis balance sheet approximates estimated fair value for this instrument.

Separate Account Liabilities: Separate account liabilities are reported at full account value in the Companies' historical cost balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

6.   MERGER

Transaction: On October 23, 1997, Equitable's shareholders approved the Merger Agreement dated July 7, 1997 among Equitable, PFHI and ING. On October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable according to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn, owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American and their wholly owned subsidiaries. In addition, Equitable owned all the outstanding capital stock of Locust Street Securities, Inc. ("LSSI"), Equitable Investment Services, Inc. (subsequently dissolved), DSI, Equitable of Iowa Companies Capital Trust, Equitable of Iowa Companies Capital Trust II and Equitable of Iowa Securities Network, Inc. (subsequently renamed ING Funds Distributor, Inc.). In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock and assumed approximately $400 million in debt. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation. All costs of the merger, including expenses to terminate certain benefit plans, were paid by the Parent.

Accounting Treatment: The merger was accounted for as a purchase resulting in a new basis of accounting, reflecting estimated fair values for assets and liabilities at October 24, 1997. The purchase price was allocated to EIC and its subsidiaries with $227,497,000 allocated to the Companies. Goodwill was established for the excess of the merger cost over the fair value of the net assets and attributed to EIC and its subsidiaries including Golden American and First Golden. The amount of goodwill allocated to the Companies relating to the merger was $151,127,000 at the merger date and is being amortized over 40 years on a straight-line basis. The carrying value of goodwill will be reviewed periodically for any indication of impairment in value. The Companies' DPAC, previous balance of VPIF and unearned revenue reserve, as of the merger date, were eliminated and a new asset of $44,297,000 representing VPIF was established for all policies in force at the merger date.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


6.   Merger (continued)

Value of Purchased Insurance In Force: As part of the merger, a portion of the acquisition cost was allocated to the right to receive future cash flows from insurance contracts existing with the Companies at the merger date. This allocated cost represents VPIF reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flow at the discount rate determined by ING.

An analysis of the VPIF asset is as follows:


                                                POST-MERGER
                                   -------------------------------------
                                                        For the period
                                      For the year     October 25, 1997
                                         ended              through
                                   December 31, 1998   December 31, 1997
                                   -----------------   -----------------
                                           (Dollars in thousands)

Beginning balance.................      $43,174              $44,297
                                        --------             --------
Imputed interest..................        2,802                1,004
Amortization......................       (7,753)              (1,952)
Changes in assumptions of
 timing of gross profits..........          227                   --
                                        --------             --------
Net amortization..................       (4,724)                (948)
Adjustment for unrealized gains
 on available for sale
 securities.......................          (28)                (175)
Adjustment for other receivables
 and merger costs.................       (2,445)                  --
                                        --------             --------
Ending balance....................      $35,977              $43,174
                                        =======              =======
Interest is imputed on the unamortized balance of VPIF at a rate of 7.38% for the year ended December 31, 1998 and 7.03% for the period October 25, 1997 through December 31, 1997. The amortization of VPIF, net of imputed interest, is charged to expense. VPIF decreased $2,664,000 in the second quarter of 1998 to adjust the value of other receivables at merger date and increased $219,000 in the first quarter of 1998 as a result of an adjustment to the merger costs. VPIF is adjusted for the unrealized gains (losses) on available for sale securities; such changes are included directly in stockholder's equity. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 1998 is $4,300,000 in 1999, $4,000,000 in 2000, $3,900,000 in 2001,
$3,700,000 in 2002 and $3,300,000 in 2003. Actual amortization may vary based upon changes in assumptions and experience.

7.   ACQUISITION

Transaction: On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable from Whitewood, a wholly owned subsidiary of Bankers Trust Company ("Bankers Trust"), according to the terms of the Purchase Agreement dated May 3, 1996 between Equitable and Whitewood. In exchange for the outstanding capital stock of BT Variable, Equitable paid the sum of $93,000,000 in cash to Whitewood in accordance with the terms of the Purchase Agreement. Equitable also paid the sum of $51,000,000 in cash to Bankers Trust to retire certain debt owed by BT
Variable to Bankers Trust pursuant to a revolving credit arrangement. After the acquisition, the BT Variable, Inc. name was changed to EIC Variable, Inc. On April 30, 1997, EIC Variable, Inc. was liquidated and its investments in

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


7.   Acquisition (continued)

Golden American and DSI were transferred to Equitable, while the remainder of its net assets were contributed to Golden American.
On December 30, 1997, EIC Variable, Inc. was dissolved.

Accounting Treatment: The acquisition was accounted for as a purchase resulting in a new basis of accounting, which reflected estimated fair values for assets and liabilities at August 13, 1996. The purchase price was allocated to the three companies purchased - BT Variable, DSI and Golden American. The allocation of the purchase price to Golden American was approximately $139,872,000. Goodwill was established for the excess of the purchase price over the fair value of the net assets acquired and attributed to Golden American. The amount of goodwill relating to the acquisition was $41,113,000 and was amortized over 25 years on a straight-line basis until the October 24, 1997 merger with ING. Golden American's DPAC, previous balance of VPIF and unearned revenue reserve, as of the acquisition date, were eliminated and an asset of $85,796,000 representing VPIF was established for all policies in force at the acquisition date.

Value of Purchased Insurance In Force: As part of the acquisition, a portion of the acquisition cost was allocated to the right to receive future cash flows from the insurance contracts existing with Golden American at the date of acquisition. This allocated cost represents VPIF reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flows at the discount rate determined by Equitable.

An analysis of the VPIF asset is as follows:



                                           POST-ACQUISITION           | PRE-ACQUISITION
                                  ------------------------------------|----------------
                                  For the period     For the period   | For the period
                                  January 1, 1997    August 14,1996   | January 1, 1996
                                      through           through       |     through
                                  October 24, 1997  December 31, 1996 | August 13, 1996
                                  ----------------  ----------------- | ---------------
                                                (Dollars in thousands)
                                                                      |
Beginning balance................      $83,051           $85,796      |      $6,057
                                       -------           -------      |      ------
Imputed interest.................        5,138             2,465      |         273
Amortization.....................      (12,656)           (5,210)     |      (1,224)
Changes in assumption of                                              |      ------
 timing of gross profits.........        2,293                --      |          --
                                       -------           -------      |
Net amortization.................       (5,225)           (2,745)     |        (951)
Adjustment for unrealized gains                                       |
 (losses) on available for sale                                       |
 securities......................         (373)               --      |          11
                                       -------           -------      |      ------
Ending balance                         $77,453           $83,051      |      $5,117
                                       =======           =======      |      ======

Pre-Acquisition VPIF represents the remaining value assigned to in force contracts when Bankers Trust purchased Golden American from Mutual Benefit Life Insurance Company in Rehabilitation ("Mutual
Benefit") on September 30, 1992.

Interest was imputed on the unamortized balance of VPIF at rates of 7.70% to 7.80% for the period August 14, 1996 through October 24, 1997. The amortization of VPIF net of imputed interest was charged to expense. VPIF was also adjusted for the unrealized gains (losses) on available for sale securities; such changes were included directly in stockholder's equity.


8.   INCOME TAXES

Golden American files a consolidated federal income tax return.
Under the Internal Revenue Code, a newly acquired insurance company cannot file as part of its parent's consolidated tax return for 5 years.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


8.   INCOME TAXES(continued)

At December 31, 1998, the Companies have net operating loss
("NOL") carryforwards for federal income tax purposes of approximately $50,917,000. Approximately $5,094,000, $3,354,000
and $42,469,000 of these NOL carryforwards are available to offset future taxable income of the Companies through the years 2011, 2012 and 2013, respectively.

INCOME TAX EXPENSE

Income tax expense (benefit) included in the consolidated financial statements is as follows:



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |        (Dollars in thousands)       |
                                                                   |                                     |
Current.....................          --                --         |     $    12              --         |          --
Deferred....................      $5,279              $146         |     (1,349)            $220         |     $(1,463)
                                  ------              ----         |                                     |
                                  $5,279              $146         |     $(1,337)           $220         |     $(1,463)
                                  ======              ====         |     =======            ====         |     =======


The effective tax rate on income (loss) before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference is as follows:

                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |        (Dollars in thousands)       |
                                                                   |                                     |
                                                                   |                                     |
Income (loss) before                                               |                                     |
 income taxes..............       $10,353             $(279)       |     $ ( 608)           $570         |     $1,736
                                  =======             =====        |     =======            ====         |     ======
Income tax (benefit) at                                            |                                     |
 federal statutory rate....       $ 3,624             $ (98)       |     $  (213)           $200         |     $  607
Tax effect (decrease) of:                                          |                                     |
 Realization of NOL                                                |                                     |
   carryforwards...........            --                --        |         --               --         |     (1,214)
 Goodwill amortization.....         1,322               220        |         --               --         |         --
 Compensatory stock                                                |                                     |
  option and restricted                                            |                                     |
  stock expense............            --                --        |     (1,011)              --         |         --
 Meals and                                                         |                                     |
  entertainment............           157                23        |         53               20         |         --
 Other items...............           176                 1        |       (166)              --         |         --
Change in valuation                                                |                                     |
 allowance.................            --                --        |         --               --         |       (856)
                                  =------             -----        |    -------             ----         |    -------
Income tax expense                                                 |                                     |
 (benefit).................       $ 5,279             $ 146        |    $(1,337)            $220         |    $(1,463)
                                  =======             =====        |    =======             ====         |    =======

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


8.   INCOME TAXES (continued)

DEFERRED INCOME TAXES

The tax effect of temporary differences giving rise to the Companies' deferred income tax assets and liabilities at December
31, 1998 and 1997 is as follows:


                                                  POST-MERGER
                                       ------------------------------------
                                       December 31, 1998  December 31, 1997
                                       -----------------  -----------------
                                              (Dollars in thousands)
Deferred tax assets:
 Net unrealized depreciation of
  securities at fair value..........     $    691                    --
 Future policy benefits.............       66,273               $27,399
 Deferred policy acquisition costs..           --                 4,558
 Goodwill...........................       16,323                17,620
 Net operating loss carryforwards...       17,821                 3,044
 Other..............................        1,272                 1,548
                                         --------               -------
                                          102,380                54,169


Deferred tax liabilities:
 Net unrealized appreciation of
  securities at fair value..........             --           $   (130)
 Fixed maturity securities..........       $ (1,034)            (1,665)
 Deferred policy acquisition costs..        (55,520)                --
 Mortgage loans on real estate......           (845)              (845)
 Value of purchased insurance in
  force.............................        (12,592)           (15,172)
 Other..............................           (912)              (127)
                                           --------           --------
                                            (70,903)           (17,939)
                                           --------           --------
Deferred income tax asset...........       $ 31,477           $ 36,230
                                           ========           ========

The Companies are required to establish a "valuation allowance" for any portion of the deferred tax assets management believes will not be realized. In the opinion of management, it is more likely than not the Companies will realize the benefit of the deferred tax assets; therefore, no such valuation allowance has been established.

9.   RETIREMENT PLANS

Defined Benefit Plans: In 1998 and 1997, the Companies were allocated their share of the pension liability associated with their employees. The Companies' employees are covered by the employee retirement plan of an affiliate, Equitable Life. Further, Equitable Life sponsors a defined contribution plan that is qualified under Internal Revenue Code Section 401(k). The following tables summarize the benefit obligations and the funded status for pension benefits over the two-year period ended December 31, 1998:

                       GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


9.   RETIREMENT PLANS (continued)


                                               1998           1997
                                             --------        ------
                                             (Dollars in thousands)
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at January 1............   $  956          $192
Service cost...............................    1,138           682
Interest cost..............................       97            25
Actuarial loss.............................    2,266            57
Benefit payments...........................      (3)           --
                                              ------          ----
Benefit obligation at December 31..........   $4,454          $956
                                              ======          ====

                                               1998           1997
                                             --------        ------
                                             (Dollars in thousands)
FUNDED STATUS
Funded status at December 31...............  $(4,454)        $(956)
Unrecognized net loss......................    2,266            --
                                             -------         -----
Net amount recognized......................  $(2,188)        $(956)
                                             =======         =====

During 1998 and 1997, the Companies' plan assets were held by Equitable Life, an affiliate.

The weighted-average assumptions used in the measurement of the Companies' benefit obligation are as follows:

                                                1998          1997
                                               ------        ------
DECEMBER 31
Discount rate................................   6.75%         7.25%
Expected return on plan assets...............   9.50          9.00
Rate of compensation increase................   4.00          5.00


The following table provides the net periodic benefit cost for the fiscal years 1998 and 1997:

                                        POST-MERGER               | POST-ACQUISITION
                             ------------------------------------ | ----------------
                                                For the period    |  For the period
                                For the year     October 25,1997  |  January 1,1997
                                   ended             through      |      through
                             December 31, 1998  December 31, 1997 | October 24, 1997
                             -----------------  ----------------- | ----------------
                                                  (Dollars in thousands)
                                                                  |
Service cost................      $1,138               $114       |        $568
Interest cost...............          97                 10       |          15
Amortization of net loss....          --                 --       |           1
                                  ------               ----       |        ----
Net periodic benefit cost...      $1,235               $124       |        $584
                                  ======               ====       |        ====

There were no gains or losses resulting from curtailments or settlements during 1998 or 1997.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


9.   RETIREMENT PLANS (continued)

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $4,454,000, $3,142,000 and $0, respectively, as of December 31, 1998 and $956,000, $579,000 and $0, respectively, as of December 31, 1997.

10.  RELATED PARTY TRANSACTIONS

Operating Agreements: DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable insurance products issued by the Companies. DSI is authorized to enter into agreements with broker/dealers to distribute the Companies' variable insurance products and appoint representatives of the broker/dealers as agents. For the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the Companies paid commissions to DSI totaling $117,470,000, $9,931,000 and $26,419,000, respectively ($9,995,000 for the period August 14, 1996 through December 31, 1996 and $17,070,000 for the period January 1, 1996 through August 13, 1996).

Golden American provides certain managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the fee was $4,771,000, $508,000 and $2,262,000, respectively. For the periods August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996 the fee was $877,000 and $1,390,000, respectively.

Effective January 1, 1998, the Companies have an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management services. Under the agreement, the Companies record a fee based on the value of the assets under management. The fee is payable quarterly. For the year ended December 31, 1998, the Companies incurred fees of $1,504,000 under this agreement.

Prior to 1998, the Companies had a service agreement with Equitable Investment Services, Inc. ("EISI"), an affiliate, in which EISI provided investment management services. Payments for these services totaled $200,000, $768,000 and $72,000 for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997 and August 14, 1996 through December 31, 1996, respectively.

Golden American has a guaranty agreement with Equitable Life, an affiliate. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. As Golden American's risk based capital level was above required amounts, no annual fee was payable in 1998 or in 1997.

Golden American provides certain advisory, computer and other resources and services to Equitable Life. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $5,833,000 for the year ended December 31, 1998 ($1,338,000 and $2,992,000 for the periods October 25,

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998

10.  RELATED PARTY TRANSACTIONS (continued)

1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively). No services were provided by Golden American in 1996.

The Companies have a service agreement with Equitable Life in which Equitable Life provides administrative and financial related services. Under this agreement, the Companies incurred expenses of $1,058,000 for the year ended December 31, 1998 ($13,000 and $16,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively).

First Golden provides resources and services to DSI. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $75,000 in 1998.

For the year ended December 31, 1998, the Companies had premiums, net of reinsurance, for variable products from four affiliates, Locust Street Securities, Inc., Vestax Securities Corporation, DSI and Multi-Financial Securities Corporation of $122,900,000, $44,900,000, $13,600,000 and $13,400,000, respectively. The
Companies had premiums, net reinsurance, for variable products from three affiliates, Locust Street Securities, Inc., Vestax Securities Corporation and DSI of $9,300,000, $1,900,000 and $2,100,000 respectively, for the period October 25, 1997 through December 31, 1997 ($16,900,000, $1,200,000 and $400,000 for the
period January 1, 1997 through October 24, 1997, respectively).

Reciprocal Loan Agreement: Golden American maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement which became effective January 1, 1998 and expires December 31, 2007, Golden American and ING AIH can borrow up to $65,000,000 from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval of the State of Delaware Department of Insurance. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $1,765,000 in 1998. At December 31, 1998, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

Line of Credit: Golden American maintained a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement which became effective December 1, 1996 and expired December 31, 1997, Golden American could borrow up to $25,000,000. Interest on any borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. Under this agreement, Golden American incurred interest expense of $211,000 for the year ended December 31, 1998 ($213,000 for the period October 25, 1997 through December 31, 1997, $362,000 for the period January 1, 1997 through October 24, 1997 and $85,000 for the period August 14, 1996 through December 31, 1996). The outstanding balance was paid by a capital contribution.

Surplus Notes: On December 30, 1998, Golden American issued a 7.25% surplus note in the amount of $60,000,000 to Equitable Life. The note matures on December 29, 2028. The note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred no interest in 1998.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


10.  RELATED PARTY TRANSACTIONS (continued)
On December 17, 1996, Golden American issued an 8.25% surplus note in the amount of $25,000,000 to Equitable. The note matures on December 17, 2026. The note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors of Golden American. Any payment of principal made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred interest totaling $2,063,000 in 1998 ($344,000 and $1,720,000 for the periods
October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively). On December 17, 1996, Golden American contributed the $25,000,000 to First Golden acquiring 200,000 shares of common stock (100% of outstanding stock) of First Golden.

Stockholder's Equity:  On September 23, 1996, EIC Variable, Inc.
contributed $50,000,000 of Preferred Stock to the Companies' additional paid-in capital. During 1998, Golden American received
$122,500,000 of capital contributions from its Parent.

11.  COMMITMENTS AND CONTINGENCIES

Contingent Liability: In a transaction that closed on September 30, 1992, Bankers Trust acquired from Mutual Benefit, in accordance with the terms of an Exchange Agreement, all of the issued and outstanding capital stock of Golden American and DSI and certain related assets for consideration with an aggregate value of $13,200,000 and contributed them to BT Variable. The transaction involved settlement of pre-existing claims of Bankers Trust against Mutual Benefit. The ultimate value of these claims has not yet been determined by the Superior Court of New Jersey and, prior to August 13, 1996, was contingently supported by a $5,000,000 note payable from Golden American and a $6,000,000 letter of credit from Bankers Trust. Bankers Trust estimated the contingent liability due from Golden American amounted to $439,000 at August 13, 1996. At August 13, 1996, the balance of the escrow account established to fund the contingent liability was $4,293,000.

On August 13, 1996, Bankers Trust made a cash payment to Golden American in an amount equal to the balance of the escrow account less the $439,000 contingent liability discussed above. In exchange, Golden American irrevocably assigned to Bankers Trust all of Golden American's rights to receive any amounts to be disbursed from the escrow account in accordance with the terms of the Exchange Agreement. Bankers Trust also irrevocably agreed to make all payments becoming due under the Golden American note and to indemnify Golden American for any liability arising from the note.

Reinsurance: At December 31, 1998, the Companies had reinsurance treaties with four unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks under variable contracts. The Companies remain liable to the extent reinsurers do not meet their obligations under the reinsurance agreements. Reinsurance ceded in force for life mortality risks were $111,552,000 and $96,686,000 at December 31, 1998 and 1997, respectively. At December 31, 1998, the Companies have a net receivable of $7,470,000 for reserve credits, reinsurance claims or other receivables from these reinsurers comprised of $439,000 for claims recoverable from reinsurers, $543,000 for a payable for reinsurance premiums and $7,574,000 for a receivable from an unaffiliated reinsurer. Included in the accompanying financial statements are net considerations to reinsurers of $4,797,000, $326,000, $1,871,000, $875,000 and
$600,000 and net policy benefits recoveries of $2,170,000, $461,000, $1,021,000, $654,000 and $1,267,000 for the year ended
December 31, 1998 and for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996, respectively.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


11.  COMMITMENTS AND CONTINGENCIES (continued)

Effective June 1, 1994, Golden American entered into a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying financial statements are presented net of the effects of the treaty which increased income by $1,022,000, $265,000, $335,000, $10,000 and $56,000 for the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996, respectively.

Guaranty Fund Assessments: Assessments are levied against the Companies by life and health guaranty associations in most states in which the Companies are licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Companies cannot predict whether and to what extent legislative initiatives may affect the right to offset. The associated cost for a particular insurance company can vary significantly based upon its fixed account premium volume by line of business and state premiums as well as its potential for premium tax offset. The Companies have established an undiscounted reserve to cover such assessments and regularly reviews information regarding known failures and revises its estimates of future guaranty fund assessments. Accordingly, the Companies accrued and charged to expense an additional $1,123,000 for the year ended December 31, 1998, $141,000 for the period October 25, 1997 through December 31, 1997, $446,000 for the period January 1, 1997 through October 24, 1997, $291,000 for the period August 14, 1996 through December 31, 1996 and $480,000 for the period January 1, 1996 through August 13, 1996. At December 31, 1998, the Companies have an undiscounted reserve of $2,446,000 to cover estimated future assessments (net of related anticipated premium tax credits) and has established an asset totaling $586,000 for assessments paid which may be recoverable through future premium tax offsets. The Companies believe this reserve is sufficient to cover expected future guaranty fund assessments, based upon previous premiums, and known insolvencies at this time.

Litigation: The Companies, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. The Companies currently believe no pending or threatened lawsuits exist that are reasonably likely to have a material adverse impact on the Companies.

Vulnerability from Concentrations: The Companies have various concentrations in its investment portfolio (see Note 3 for further information). The Companies' asset growth, net investment income and cash flow are primarily generated from the sale of variable products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed could cause a severe impact to the Companies' financial condition. Two broker/dealers generated 27% of the Companies' sales (53% by two broker/dealers during 1997).

Leases: The Companies lease their home office space, certain other equipment and capitalized computer software under operating leases which expire through 2018. During the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996, rent expense totaled $1,241,000, $39,000, $331,000, $147,000 and $247,000, respectively. At December 31, 1998, minimum rental payments due under all non-cancelable operating leases with initial terms of one
                                    103

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998

11.  COMMITMENTS AND CONTINGENCIES (continued)

year or more are: 1999 - $1,528,000; 2000 - $1,429,000; 2001 - $1,240,000;
2002 - $1,007,000; 2003 - $991,000 and 2004 and thereafter - $5,363,000.

Revolving Note Payable: To enhance short-term liquidity, the Companies have established a revolving note payable effective July 27, 1998 and expiring July 31, 1999 with SunTrust Bank, Atlanta (the "Bank"). The note was approved by the Boards of Directors of Golden American and First Golden on August 5, 1998 and September 29, 1998, respectively. The total amount the Companies may have outstanding is $85,000,000, of which Golden American and First Golden have individual credit sublimits of $75,000,000 and $10,000,000, respectively. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.25% or (2) a rate quoted by the Bank to the Companies for the advance. The terms of the agreement require the Companies to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. During the year ended December 31, 1998, the Companies incurred interest expense of $352,000. At December 31, 1998, the Companies did not have any borrowings under this agreement.

                   STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS
      ITEM                                                PAGE
      Introduction                                           1
      Description of Golden American Life Insurance Company  1
      Safekeeping of Assets                                  1
      The Administrator                                      1
      Independent Auditors                                   1
      Distribution of Contracts                              1
      Performance Information                                2
      IRA Withdrawal Option                                  7
      Other Information                                      7
      Financial Statements of Separate Account B             7
      Appendix  Description of Bond Ratings                A-1





PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THIS PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.
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PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

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               SOCIAL SECURITY NUMBER

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105119  Galaxy Premium Plus (02/00)
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

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                               APPENDIX A
                     CONDENSED FINANCIAL INFORMATION

Except for the Equity, Growth and Income, Small Company Growth, Asset Allocation, High Quality Bond, Investors, Large Cap Value, All Cap and Managed Global subaccounts which commenced operations as of the date of this prospectus (or soon after), the following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table. The Equity, Growth and Income, Small Company Growth, Asset Allocation and High Quality Bond subaccounts have starting accumulation unit values of $10.00.


LIQUID ASSET
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  14.33            1,185,641      $   16,985       |
| 1997       13.83              131,429           1,818       |
| 10/1/97    13.71                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $14.11              839,093       $  11,842       |
        | 1997       13.65               61,012             846       |
        | 10/1/97    13.53                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $13.88            2,967,968      $   41,195       |
                | 1997       13.44              298,288           4,009       |
                | 10/1/97    13.33                   --              --       |
                |-------------------------------------------------------------|


LIMITED MATURITY BOND
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  16.77              633,316       $  10,620       |
| 1997       15.91               16,839             268       |
| 10/1/97    15.72                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $16.52              334,521        $  5,526       |
        | 1997       15.70               10,105             159       |
        | 10/1/97    15.52                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $16.25              910,113       $  14,787       |
                | 1997       15.47               12,557             195       |
                | 10/1/97    15.29                   --              --       |
                |-------------------------------------------------------------|


GLOBAL FIXED INCOME
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  13.09              187,670        $  2,456       |
| 1997       11.87                3,418              41       |
| 10/1/97    11.99                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $13.00               80,199          $1,043       |
        | 1997       11.81                  310               4       |
        | 10/1/97    11.93                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $12.92              180,373        $  2,330       |
                | 1997       11.75                6,455              76       |
                | 10/1/97    11.87                   --              --       |
                |-------------------------------------------------------------|


                                     A1

TOTAL RETURN
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  17.72            1,708,118       $  30,264       |
| 1997       16.10               54,291             874       |
| 10/1/97    16.10                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $17.60            1,404,222       $  24,713       |
        | 1997       16.02               25,888             415       |
        | 10/1/97    15.75                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $17.49            3,742,869       $  65,449       |
                | 1997       15.94              147,659           2,354       |
                | 10/1/97    15.68                   --              --       |
                |-------------------------------------------------------------|


EQUITY INCOME
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  21.94              257,646        $  5,652       |
| 1997       20.55               26,372             542       |
| 10/1/97    20.55                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $21.61              207,605        $  4,486       |
        | 1997       20.28               13,243             269       |
        | 10/1/97    20.29                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $21.26              713,431       $  15,164       |
                | 1997       19.97               35,002             699       |
                | 10/1/97    19.99                   --              --       |
                |-------------------------------------------------------------|


FULLY MANAGED
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  20.53              593,655       $  12,189       |
| 1997       19.66               36,852             725       |
| 10/1/97     9.49                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $20.23              512,203       $  10,361       |
        | 1997       19.40               28,440             552       |
        | 10/1/97    19.24                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $19.90            1,673,484       $  33,294       |
                | 1997       19.11              108,003           2,064       |
                | 10/1/97    18.96                   --              --       |
                |-------------------------------------------------------------|


RISING DIVIDENDS
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  22.61            1,802,632       $  40,757       |
| 1997       20.09               50,068           1,006       |
| 10/1/97    19.30                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $22.43            1,454,269       $  32,624       |
        | 1997       19.96               34,332             685       |
        | 10/1/97    19.19                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $22.22            4,169,562       $  92,659       |
                | 1997       19.81              169,648           3,360       |
                | 10/1/97    19.05                   --              --       |
                |-------------------------------------------------------------|


                                     A2

CAPITAL GROWTH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  17.01            1,393,674       $  23,707       |
| 1997       15.41              101,866           1,569       |
| 10/1/97    15.99                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $16.94            1,251,474       $  21,197       |
        | 1997       15.36              160,843           2,471       |
        | 10/1/97    15.95                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $16.87            2,660,020       $  44,867       |
                | 1997       15.32              246,159           3,772       |
                | 10/1/97    15.92                   --              --       |
                |-------------------------------------------------------------|


GROWTH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  16.29            1,521,473       $  24,792       |
| 1997       13.03               97,853           1,275       |
| 10/1/97    15.18                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $16.22              797,510       $  12,940       |
        | 1997       12.99               34,329             446       |
        | 10/1/97    15.14                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $16.16            2,265,343       $  36,602       |
                | 1997       12.96              226,700           2,938       |
                | 10/1/97    15.10                   --              --       |
                |-------------------------------------------------------------|


VALUE EQUITY
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  18.31              491,538        $  8,998       |
| 1997       18.28               28,327             518       |
| 10/1/97    18.85                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $18.20              470,129        $  8,556       |
        | 1997       18.20               40,454             736       |
        | 10/1/97    18.78                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $18.06            1,161,575       $  20,974       |
                | 1997       18.09              117,054           2,117       |
                | 10/1/97    18.67                   --              --       |
                |-------------------------------------------------------------|


RESEARCH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  22.89            1,882,609       $  43,093       |
| 1997       18.87               58,635           1,106       |
| 10/1/97    19.33                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $22.73            1,664,084       $  37,830       |
        | 1997       18.77               29,908             561       |
        | 10/1/97    19.24                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $22.59            3,540,785       $  79,977       |
                | 1997       18.67              154,878           2,892       |
                | 10/1/97    19.15                   --              --       |
                |-------------------------------------------------------------|


                                     A3

STRATEGIC EQUITY
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  14.23              291,183       $   4,143       |
| 1997       14.31               13,199             189       |
| 10/1/97    14.14                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $14.16              162,917        $  2,307       |
        | 1997       14.26               15,985             228       |
        | 10/1/97    14.10                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $14.07              748,842       $  10,538       |
                | 1997       14.20               49,579             704       |
                | 10/1/97    14.04                   --              --       |
                |-------------------------------------------------------------|


CAPITAL APPRECIATION
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  24.50              552,738       $  13,542       |
| 1997       22.05               12,122             267       |
| 10/1/97    21.95                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $24.26              436,641        $ 10,591       |
        | 1997       21.87               20,531             449       |
        | 10/1/97    21.78                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $23.98              999,496       $  23,892       |
                | 1997       21.65               66,918           1,449       |
                | 10/1/97    21.57                   --              --       |
                |-------------------------------------------------------------|


MID-CAP GROWTH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  22.43              871,756       $  19,550       |
| 1997       18.52               35,953             666       |
| 10/1/97    18.94                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $22.31              523,815       $  11,688       |
        | 1997       18.45               13,732             253       |
        | 10/1/97    18.88                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $22.17            1,207,879       $  26,779       |
                | 1997       18.36               48,168             885       |
                | 10/1/97    18.79                   --              --       |
                |-------------------------------------------------------------|


SMALL CAP
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  15.37            1,029,412       $  15,820       |
| 1997       12.88               58,584             755       |
| 10/1/97    13.85                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $15.30              594,716        $  9,098       |
        | 1997       12.84               20,111             258       |
        | 10/1/97    13.82                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $15.23            1,273,236       $  19,390       |
                | 1997       12.81               99,963           1,280       |
                | 10/1/97    13.78                   --              --       |
                |-------------------------------------------------------------|


                                     A4

REAL ESTATE
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  21.74              196,372        $  4,270       |
| 1997       25.48               10,718             273       |
| 10/1/97    25.25                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $21.42              112,984        $  2,420       |
        | 1997       25.14                8,060             203       |
        | 10/1/97    24.92                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $21.07              408,418        $  8,604       |
                | 1997       24.76               44,523           1,102       |
                | 10/1/97    24.56                   --              --       |
                |-------------------------------------------------------------|


HARD ASSETS
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  14.28               50,015         $   714       |
| 1997       20.57                4,291              88       |
| 10/1/97    24.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $14.07               33,342         $   469       |
        | 1997       20.29                4,830              98       |
        | 10/1/97    23.68                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $13.84              205,654        $  2,846       |
                | 1997       19.99               10,671             213       |
                | 10/1/97    23.34                   --              --       |
                |-------------------------------------------------------------|


DEVELOPING WORLD
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $ 7.28              131,499         $   958       |
| 2/19/98    10.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $ 7.27               31,253         $   227       |
        | 2/19/98    10.00                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $ 7.26              111,256         $   808       |
                | 2/19/98       --                   --              --       |
                |-------------------------------------------------------------|


PIMCO HIGH YIELD BOND
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $10.08              872,132        $  8,791       |
| 5/1/98     10.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $10.07              424,746        $  4,277       |
        | 5/1/98     10.00                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $10.06            1,487,999       $  14,969       |
                | 5/1/98     10.00                   --              --       |
                |-------------------------------------------------------------|


                                     A5

PIMCO STOCKSPLUS GROWTH AND INCOME
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $11.11              883,763        $  9,820       |
| 5/1/98     10.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $11.10              467,386        $  5,188       |
        | 5/1/98     10.00                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $11.09            1,878,277       $  20,828       |
                | 5/1/98     10.00                   --              --       |
                |-------------------------------------------------------------|


INTERNATIONAL EQUITY
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  10.29            1,067,090       $  10,979       |
| 1997        9.90               38,652             383       |
| 10/1/97    11.57                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $10.32              680,862        $  7,025       |
        | 1997        9.95               36,098             359       |
        | 10/1/97    11.62                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $10.27            1,736,702       $  17,844       |
                | 1997        9.92               72,955             724       |
                | 10/1/97    11.60                   --              --       |
                |-------------------------------------------------------------|





                                     A6

                  MARKET VALUE ADJUSTMENT EXAMPLES

`EXAMPLE #1: FULL SURRENDER -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

   Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested
3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

   1. The contract value of the Fixed Interest Allocation on the date of surrender is $124,230
      ( $100,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0850 ) ^  2,555 / 365  - 1 ) = $11,535

   Therefore, the amount paid to you on full surrender ignoring any surrender charge is $112,695 ( $124,230 - $11,535 ).

EXAMPLE #2: FULL SURRENDER -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

   Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested
3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

   1. The contract value of the Fixed Interest Allocation on the date of surrender is $124,230
      ( $100,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0650 ) ^  2,555 / 365  - 1 ) = $4,141

   Therefore, the amount paid to you on full surrender ignoring any surrender charge is $124,230 ( $124,230 + $4,141 ).

EXAMPLE #3: WITHDRAWAL -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

   Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a withdrawal of $112,695 is requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 8%;
and that no prior transfers or withdrawals affecting this Fixed
Interest Allocation have been made.

                                  B1

   First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

   1. The contract value of the Fixed Interest Allocation on the date of withdrawal is $248,459
      ( $200,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Amount that must be withdrawn =
      ( $112,695 / ( 1.07 / 1.0850 ) ^  2,555 / 365  - 1 ) = $124,230

   Then calculate the Market Value Adjustment on that amount.

   4. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0850 ) ^  2,555 / 365  - 1 ) = $11,535

   Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $112,695 as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $112,695, and also reduced by the Market Value Adjustment of $11,535, for a total reduction in the Fixed Interest Allocation of $124,230.

EXAMPLE #4: WITHDRAWAL -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

   Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate of 7%; that a withdrawal of $128,371 requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

   First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

   1. The contract value of Fixed Interest Allocation on the date of surrender is $248,459 ( $200,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Amount that must be withdrawn =
      ( $128,371 / ( 1.07 / 1.0650 ) ^  2,555 / 365 ) = $124,230

   Then calculate the Market Value Adjustment on that amount

   4. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0650 ) ^  2,555 / 365  - 1 ) = $4,141

   Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $128,371, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $128,371, but increased by the Market Value Adjustment of $4,141, for a total reduction in the Fixed Interest Allocation of $124,230.

                                  B2

                               APPENDIX C

             SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE


The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the beginning of the fifth contract year of 15% of the contract value of $35,000.

In this example, $3,500 ($35,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $5,250 ($35,000 x .15).
Therefore, $1,750 ($5,250 - $3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 7% surrender charge of $122.50 ($1,750 x .07). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

                                  C1

                         ING VARIABLE ANNUITIES


                 GOLDEN AMERICAN LIFE INSURANCE COMPANY
 Golden American Life Insurance Company is a stock company domiciled in
                                Delaware

105119  Galaxy Premium Plus [02/00]

               PROFILE AND PROSPECTUS SUPPLEMENT

     PREMIUM PLUS FEATURING THE GALAXY VIP FUND PROSPECTUS SUPPLEMENT

   FOR USE IN STATES WHICH DO NOT PERMIT MARKET VALUE ADJUSTMENTS

               PROFILE AND PROSPECTUS SUPPLEMENT

                      DATED [FEBRUARY 1, 2000]



                Supplement to the Profile and
           Prospectus dated [February 1, 2000] for
  DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT
                           issued
          by Golden American Life Insurance Company
       (the "GoldenSelect PREMIUM PLUS Prospectuses
                Featuring The Galaxy VIP Fund")

                         __________


  You should keep this supplement with your Profile and Prospectus.







A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by Golden American Life Insurance Company. The
Fixed Interest Division is part of the Golden American
General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General
Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered through an Offering Brochure, dated May 1, 1999. The Fixed
Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. When reading through the GoldenSelect PREMIUM PLUS Prospectus, the Fixed Interest Division should be counted among the various subaccounts available for the allocation of your premiums,in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed
Interest Division in the Offering Brochure. Please read the
Offering Brochure carefully before you invest in the Fixed
Interest Division.

             PROFILE AND PROSPECTUS OF PREMIUM PLUS
                           FORM TWO

ING VARIABLE ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROFILE OF
                     GOLDENSELECT PREMIUM PLUS/R/
                     FEATURING THE GALAXY VIP FUND
                  FIXED AND VARIABLE ANNUITY CONTRACT
                          [FEBRUARY 1,] 2000

This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.


1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and Golden American Life Insurance Company. It is offered exclusively to customers of Fleet Financial Group, Inc. and its affiliates. The Contract features a minimum 4% credit to each premium you pay. The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of 30 mutual fund investment portfolios through our Separate Account B and/or (ii) in a fixed account of Golden American with guaranteed interest periods. The 30 mutual fund portfolios are listed on page 3 below. We currently offer guaranteed interest periods of 6 months. 1, 3, 5, 7 and 10 years in the fixed account. We set the interest rates in the fixed account (which will never be less than 3%) periodically. We may credit a different interest rate for each interest period. The interest you earn in the fixed account as well as your principal is guaranteed by Golden American as long as you do not take your money out before the maturity date for the applicable interest period. If you withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you take out. Generally, the investment portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You may not make any money and can even lose the money you invest.

Subject to state availability, you may elect one of three optional riders offering specified benefits featured in the prospectus for the Contract. The three optional benefit riders are listed on page [10] below. The optional benefit riders can provide protection in the event that unfavorable investment performance has lowered your contract value below certain targeted growth. These riders do not guarantee the performance of your investment portfolios.
Separate charges are assessed for the optional riders. You should carefully analyze and completely evaluate each rider before you purchase any. Be aware that the benefit provided by any of the riders will be affected by certain later actions you may take - such as withdrawals and transfers. One or more of the riders may not be available to Contracts issued prior to December 31, 1999. To find out about availability, check with our Customer Service Center.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the

                                                       PREMIUM PLUS PROFILE
                                                       PROSPECTUS BEGINS AFTER
                                                       PAGE [9] OF THIS PROFILE
accumulation phase will determine
the amount of annuity payments you will receive. The income phase begins on the annuity start date which is the date you start receiving regular annuity payments from your Contract.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, (6) the type of death benefit, and (7) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

                            ANNUITY OPTIONS

Option 1 Income for a Payments are made for a specified number of fixed period years to you or your beneficiary.
Option 2   Income for    Payments are made for the rest of your life
           life with a   or longer for a specified period such as 10
           period        or 20 years or until the total amount used to
           certain       buy this option has been repaid. This option
                         comes with an added guarantee that payments
                         will continue to your beneficiary for the
                         remainder of such period if you should die
                         during the period.
Option 3   Joint life    Payments are made for your life and the life
           income        of another person (usually your spouse).
Option 4   Annuity plan  Any other annuitization plan that we choose
                         to offer on the annuity start date.


Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $10,000 or more ($1,500 for a qualified Contract) up to and including age 85.
You may make additional payments of $500 or more ($250 for a qualified Contract) at any time before you turn 85 during the accumulation phase. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. Each time you make a premium payment, we will add a credit of at least 4% of each premium payment to your contract value. Within 1 year after any credit is added, it may be deducted from your contract value under certain circumstances which are described in the prospectus for the Contract. After 1 year, a credit added to your contract value becomes permanent.

Who may purchase this Contract? Contracts offered by the prospectus accompanying this Profile are available only to customers of Fleet Financial Group, Inc. and its affiliates. The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a

                                                        PREMIUM PLUS PROFILE
                                   2

Contract that qualifies for special tax
treatment when purchased as either an Individual Retirement Annuity
(IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

4.   THE INVESTMENT PORTFOLIOS
You can direct your money, and the credit we add, into (1) the fixed account with guaranteed interest periods of 6 months, and 1, 3, 5, 7 and 10 years, and/or (2) into any one or more of the following 30 mutual fund investment portfolios through our Separate Account B. The investment portfolios are described in the prospectuses for The GCG Trust, The Galaxy VIP Fund, the PIMCO Variable Insurance Trust and the Warburg Pincus Trust. Keep in mind that while an investment in the fixed account earns a fixed interest rate, an investment in any investment portfolio, depending on market conditions, may cause you to make or lose money. The investment portfolios available under your Contract are:

  THE GCG TRUST
     Liquid Asset Series            Large Cap Value Series      Small Cap Series
     Limited Maturity Bond Series   Capital Growth Series       Mid-Cap Growth Series
     Global Fixed Income Series     Growth Series               Real Estate Series
     Total Return Series            Value Equity Series         Hard Assets Series
     Investors Series               Research Series             Managed Global
     Equity Income Series           Strategic Equity Series     Developing World Series
     Fully Managed Series           Capital Appreciation Series
     Rising Dividends Series        All Cap Series

  THE GALAXY VIP FUND
     Equity Fund                    Small Company Growth Fund   High Quality Bond Fund
     Growth and Income
       Fund Asset Allocation Fund

  THE PIMCO TRUST
     PIMCO High Yield Bond Portfolio
     PIMCO StocksPLUS Growth and Income Portfolio

  THE WARBURG PINCUS TRUST
     International Equity Portfolio



5.   EXPENSES
The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts a mortality and expense risk charge, an asset-based administrative charge and an annual contract administrative charge of $40. We deduct the mortality and expense risk charge and the asset-based administrative charges daily directly from your contract value in the investment portfolios. The mortality and expense risk charge (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

                                                        PREMIUM PLUS PROFILE
                                   3

                                         STANDARD                 ENHANCED DEATH BENEFIT
                                       DEATH BENEFIT    ANNUAL RATCHET  7% SOLUTION  COMBINATION
    Mortality & Expense Risk Charge       1.30%              1.45%         1.65%         1.75%
    Asset-Based Administrative Charge     0.15%              0.15%         0.15%         0.15%
                                          -----              -----         -----         -----
       Total                              1.45%              1.60%         1.80%         1.90%

If you choose to purchase one of the optional benefit riders we offer, we will deduct a separate quarterly charge for the rider on each quarterly contract anniversary and pro rata when the rider terminates. We deduct the rider charges directly from your contract value in the investment portfolios; if the value in the investment portfolios is insufficient, rider charges will be deducted from the fixed account and a market value adjustment may apply. The rider charges are as follows:

  OPTIONAL BENEFIT RIDER CHARGES

  Minimum Guaranteed Accumulation Benefit (MGAB) rider
       Waiting Period     Quarterly Charge
       --------------     ----------------
       10 Year............0.20% of the MGAB Charge Base* (0.80% annually)
       20 Year............0.20% of the MGAB Charge Base  (0.80% annually)

  Minimum Guaranteed Income Benefit (MGIB) rider
       MGIB Base Rate     Quarterly Charge
       --------------     ----------------
       0% ................0.05% of the MGIB Base* (0.20% annually)
       3%.................0.08% of the MGIB Base  (0.32% annually)
       5%.................0.10% of the MGIB Base  (0.40% annually)
       6%.................0.15% of the MGIB Base  (0.60% annually)
       7%.................0.20% of the MGIB Base  (0.80% annually)

  Minimum Guaranteed Withdrawal Benefit (MGWB) rider
       Quarterly Charge
       ----------------
       0.20% of the MGWB Eligible Payment Amount* (0.80% annually)

  * See prospectus for a description.

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.59% to 1.83% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

                                                        PREMIUM PLUS PROFILE
                                  4

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any year is 10% of your contract value on the date of the withdrawal less any prior withdrawals during that contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.

  COMPLETE YEARS ELAPSED     0    1    2    3    4    5    6    7    8   9+
     SINCE PREMIUM PAYMENT
  SURRENDER CHARGE           8%   8%   8%   8%   7%   6%   5%   3%   1%   0%

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column is divided into two: one part reflects the maximum mortality and expense risk charge, the asset-based administrative charge, the annual contract administrative charge as 0.05% (based on an average contract value of $80,000) and the highest optional rider charge as [1.81%] in most cases, assuming the rider base is equal to the initial premium and the rider base increases by [7%] each year. (Note, however, for certain portfolios, the rider charge is equal to 0.80% because the base for the rider has no accumulation.) The second part reflects the same insurance charges but without any rider charges.
The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 1998, except for (i) the portfolios that commenced operations during 1998 where the charges have been annualized, and
(ii) the newly formed portfolios where the charges have been estimated. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the SEC, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. For Years 1 and 10, the examples show the total annual charges assessed during that time and assume that you have elected the Combination Enhanced Death Benefit. For these examples, the premium tax is assumed to be 0%.

                                                        PREMIUM PLUS PROFILE
                                   5

                                                                                  Examples:
                          Total Annual                 Total Annual       Total Charges at the end of:
                        Insurance Charges                Charges            1 Year           10 Years
                        -----------------             -------------     --------------    --------------
                        w/the     w/o     Total       w/the    w/o      w/the    w/o      w/the    w/o
                        Highest   any     Investment  Highest  any      Highest  any      Highest  any
                        Rider     Rider   Portfolio   Rider    Rider    Rider    Rider    Rider    Rider
Investment Portfolio    Charge    Charge  Charges     Charge   Charge   Charge   Charge   Charge   Charge
--------------------    ------    ------  ----------  ------   ------   ------   ------   ------   ------
THE GCG TRUST
THE GCG TRUST
Liquid Asset            2.75%     1.95%   0.59%       3.34%    2.54%    $115     $107     $383     $299
Limited Maturity Bond   2.75%     1.95%   0.60%       3.35%    2.55%    $115     $107     $384     $300
Global Fixed Income     3.13%     1.95%   1.60%       4.73%    3.55%    $129     $117     $499     $397
Total Return            3.13%     1.95%   0.97%       4.10%    2.92%    $123     $111     $446     $337
Investors               3.13%     1.95%   1.01%       4.14%    2.96%    $123     $111     $450     $341
Equity Income           3.13%     1.95%   0.98%       4.11%    2.93%    $123     $111     $447     $338
Fully Managed           3.13%     1.95%   0.98%       4.11%    2.93%    $123     $111     $447     $338
Rising Dividends        3.13%     1.95%   0.98%       4.11%    2.93%    $123     $111     $447     $338
Large Cap Value         3.13%     1.95%   1.01%       4.14%    2.96%    $123     $111     $450     $341
Capital Growth          3.13%     1.95%   1.08%       4.21%    3.03%    $124     $112     $456     $348
Growth                  3.13%     1.95%   1.09%       4.22%    3.04%    $124     $112     $456     $349
Value Equity            3.13%     1.95%   0.98%       4.11%    2.93%    $123     $111     $447     $338
Research                3.13%     1.95%   0.94%       4.07%    2.89%    $123     $110     $443     $334
Mid-Cap Growth          3.13%     1.95%   0.95%       4.08%    2.90%    $123     $110     $444     $335
Strategic Equity        3.13%     1.95%   0.99%       4.12%    2.94%    $123     $111     $448     $339
Capital Appreciation    3.13%     1.95%   0.98%       4.11%    2.93%    $123     $111     $447     $338
All Cap                 3.13%     1.95%   1.01%       4.14%    2.96%    $123     $111     $450     $341
Small Cap               3.13%     1.95%   0.99%       4.12%    2.94%    $123     $111     $448     $339
Real Estate             3.13%     1.95%   0.99%       4.12%    2.94%    $123     $111     $448     $339
Hard Assets             3.13%     1.95%   1.00%       4.13%    2.95%    $123     $111     $449     $340
Managed Global          3.13%     1.95%   1.26%       4.39%    3.21%    $126     $114     $471     $365
Developing World        3.13%     1.95%   1.83%       4.96%    3.78%    $132     $120     $517     $418

THE GALAXY VIP FUND
Equity                  3.13%     1.95%   1.05%       4.18%    3.00%    $124     $112     $453     $345
Growth and Income       3.13%     1.95%   1.50%       4.63%    3.45%    $128     $116     $491     $388
Small Company Growth    3.13%     1.95%   1.60%       4.73%    3.55%    $129     $117     $499     $397
Asset Allocation        3.13%     1.95%   1.07%       4.20%    3.02%    $124     $112     $455     $347
High Quality Bond       3.13%     1.95%   0.90%       4.03%    2.85%    $122     $110     $440     $330

THE PIMCO TRUST
PIMCO High Yield Bond   3.13%     1.95%   0.75%       3.88%    2.70%    $121     $108     $427     $315
PIMCO StocksPLUS
  Growth and Income     3.13%     1.95%   0.65%       3.78%    2.60%    $120     $107     $418     $305

THE WARBURG PINCUS TRUST
International Equity    3.13%     1.95%   1.33%       4.46%    3.28%    $127     $114     $477     $372



The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios. The 1 Year examples above include an 8% surrender charge. For more detailed information, see the fee table in the prospectus for the Contract.

                                                        PREMIUM PLUS PROFILE
                                   6

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the taxable earnings withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page [8]. Withdrawals above the free withdrawal amount may be subject to a surrender charge. We will apply a market value adjustment if you withdraw your money from the fixed account more than 30 days before the applicable maturity date. Income taxes and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio that was in operation for the entire year of 1998. These numbers reflect the deduction of the mortality and expense risk charge (based on the Combination Enhanced Death Benefit), the asset-based administrative charge and the annual contract fee and the maximum optional benefit rider charge on a rider base that accumulates at 7%, but do not reflect deductions for surrender charges, if any. If surrender charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

                                                        PREMIUM PLUS PROFILE
                                  7

                                                        CALENDAR YEAR
     INVESTMENT PORTFOLIO                                   1998
     Managed by A I M  Capital Management, Inc.
       Capital Appreciation(1)                                 %
       Strategic Equity(2)                                     %
     Managed by T. Rowe Price Associates, Inc.
       Fully Managed                                           %
       Equity Income(2)                                        %
     Managed by Kayne Anderson Investment Management, LLC
       Rising Dividends                                        %
     Managed by EII Realty Securities, Inc.
       Real Estate                                             %
     Managed by Eagle Asset Management, Inc.
       Value Equity                                            %
     Managed by ING Investment Management, LLC
       Limited Maturity Bond                                   %
       Liquid Asset                                            %
     Managed by Alliance Capital Management L.P.
       Capital Growth(2)                                       %
     Managed by Janus Capital Corporation
       Growth(2)                                               %
     Managed by Massachusetts Financial Services Company
       Mid-Cap Growth                                          %
       Total Return                                            %
       Research                                                %
     Managed by Capital Guardian Trust Company
       Small Cap(3)                                            %
     Managed by Baring International Investment Limited
       Global Fixed Income                                     %
       Hard Assets(2)                                          %
     Managed by Credit Suisse Asset Management, LLC
       International Equity                                    %
          ____________________
      (1)Prior to April 1, 1999, a different firm managed the Portfolio.
      (2)Prior to March 1, 1999, a different firm managed the Portfolio.
      (3)Prior to February 1, 2000, a different firm managed the Portfolio.

9.   DEATH BENEFIT
You may choose (i) the Standard Death Benefit, (ii) the 7% Solution Enhanced Death Benefit, (iii) the Annual Ratchet Enhanced Death
Benefit or (iv) the Combination Enhanced Death Benefit. The 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Enhanced Combination Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The 7% Solution, Annual Ratchet and Combination Enhanced Death Benefits may not be available where a Contract is held by joint owners.

The death benefit is payable when the first of the following persons die: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time

                                                        PREMIUM PLUS PROFILE
                                  8
of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.
Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)the contract value minus any credits added within 1 year prior to death;
     2)the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawal;
     3)the cash surrender value;
     4)the total premium payments plus credits made under the Contract reduced by a pro rata adjustment for any withdrawals, plus all credits, then minus any credits added within 1 year prior to death.

Under the 7% SOLUTION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)the contract value minus any credits added within 1 year prior to death;
     2)the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawals;
     3)the cash surrender value; or
     4)the enhanced death benefit minus any credits added within 1 year prior to death, which we determine as follows: we credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium and the credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, then we adjust for any withdrawals (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. Special withdrawals are withdrawals of up to 7% per year of cumulative premiums and premium credits. Special withdrawals shall reduce the 7% Solution Benefit by the amount of contract value withdrawn.
       For any withdrawals in excess of the amount available as a special withdrawal, pro rata adjustment to the death benefit is made. The maximum enhanced death benefit is 3 times all premium payments and credits added, adjusted to reflect withdrawals. Each accumulated initial or additional premium payment and credit will continue to grow at the 7% annual effective rate until reaching the maximum enhanced death benefit or attained age 80 of the Owner, if earlier.

          Note for current Special Funds: The actual interest rate used for calculating the 7% Solution Enhanced Death Benefit for the Liquid Asset and Limited Maturity Bond investment portfolios and the Fixed Account, will be the lesser of
          (1) 7% and (2) the interest rate, positive or negative, providing a yield on the Guaranteed Death Benefit equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may , with 30 days notice to you, designate any fund as a Special Fund on existing contracts with respect to new premiums added to such fund and also with respect to new transfers to such funds.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

                                                        PREMIUM PLUS PROFILE
                                   9

     1)the contract value minus any credits added within 1 year prior to death;
     2)the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawal;
     3)the cash surrender value; or
     4)the enhanced death benefit minus any credits added within 1 year prior to death, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount: On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium and credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, and then we adjust for any withdrawals on a pro rata basis, (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. That amount becomes the new enhanced death benefit.

Under the COMBINATION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greater of the 7% Solution and the Annual Ratchet Enhanced Death Benefit.

     Under this benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Benefit are calculated in the same manner as if each were the elected benefit.

          Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

10.  OTHER INFORMATION
  FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a refund of the adjusted contract value. We determine your contract value at the close of business on the day we receive your written refund request. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the fixed account),
(ii) then we exclude any credit initially applied, and (iii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium, excluding any credit (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period.

  TRANSFERS AMONG INVESTMENT PORTFOLIOS AND THE FIXED ACCOUNT. You can make transfers among your investment portfolios and your investment in the fixed account as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. There is currently no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. Keep in mind that if you transfer or otherwise withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you transfer or withdraw. Transfers between Special Funds and other investment portfolios will result in a transfer of

                                                        PREMIUM PLUS PROFILE
                                   10
the Guaranteed Death Benefit
in proportion to the account value transferred. In cases where more than one Guaranteed Death Benefit exists because of such transfers, each death benefit will be combined to calculate the total death benefit.

  NO PROBATE. In most cases, when you die, the person you chose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations - Taxation of Death Benefit Proceeds" in the prospectus for the contract.

     OPTIONAL RIDERS. Subject to state availability, you may purchase one of three optional benefit riders for an additional charge. You may not add more than one of these three riders to your Contract. There are separate charges for each rider. Once elected, the riders generally may not be cancelled. This means once added the rider may not be removed and charges will be assessed regardless of the performance of your Contract.

  Minimum Guaranteed Accumulation Benefit (MGAB) Rider. The MGAB is an optional benefit which offers you the ability to receive a one-time adjustment to your contract value in the event your contract value at a specified date is below the MGAB rider guarantee. When added at issue, the MGAB rider guarantees that your contract value will at least equal your initial premium payment plus credits at the end of ten years, or, at least equal two times your initial premium payment plus credits at the end of twenty years, depending on the waiting period you select. The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. Withdrawals may reduce the guarantee by more than the amount withdrawn. The MGAB rider may offer you protection in the event of a lower contract value that may result from unfavorable investment performance of your Contract. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGAB rider. You should read the prospectus for more complete information.

  Minimum Guaranteed Income Benefit (MGIB) Rider. The MGIB rider is an optional benefit which guarantees a minimum amount of income that will be available to you upon annuitization, regardless of fluctuating market conditions. Ordinarily, the amount of income that will be available to you upon annuitization is based upon your contract value, the annuity option you selected and the guaranteed or then current income factors in effect. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGAB Benefit Date is the greater of the amounts that are ordinarily available to you under your Contract and the MGIB annuity benefit, which is based on your MGIB Base, the MGIB annuity option you selected and the MGIB guaranteed income factors specified in your rider. Your MGIB Base generally depends on the amount of premiums you pay, the credit applied, and when you pay them, accumulated at the annual rate you select, less adjustments for withdrawals and transfers. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGIB rider. You should read the prospectus for more complete information.

     Minimum Guaranteed Withdrawal Benefit (MGWB) Rider. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive annual periodic payments, equal to all premium payments and credits paid during the first two contract years less adjustments for any prior withdrawals.
If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year.
(Of course, any applicable income and penalty taxes will apply to amounts received.) Your original Eligible Payment Amount is your premium payments and credits received during the first two contract years. Withdrawals that you make in excess of the above periodic payment amount may substantially reduce the guarantee. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGWB rider. You should read the prospectus for more information.

                                                        PREMIUM PLUS PROFILE
                                   11

  ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

        Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month. It may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios or in the fixed account with either a 6-month or 1-year guaranteed interest period. Transfers from the fixed account under this program will not be subject to a market value adjustment
        .
        Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any surrender charge. Withdrawals from your money in the fixed account under this program are not subject to a market value adjustment. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

        Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing.

11.  INQUIRIES
If you need more information after reading this profile and the prospectus, please contact us at:

  CUSTOMER SERVICE CENTER
  P.O. BOX 2700
  WEST CHESTER, PENNSYLVANIA  19380
  (800) 366-0066

or your registered representative.

                                                        PREMIUM PLUS PROFILE
                                   12

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                          [FEBRUARY 1,] 2000
      DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS
      GOLDENSELECT PREMIUM PLUS/R/ FEATURING THE GALAXY VIP FUND

This prospectus describes GoldenSelect Premium Plus/R/, a group and individual deferred variable annuity contract (the "Contract") offered by Golden American Life Insurance Company (the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

The Contract provides a means for you to invest your premium payments and credits in one or more of 30 mutual fund investment portfolios. You may also allocate premium payments and credits to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are:
  T. ROWE PRICE ASSOCIATES, INC.
    Equity Income Series
    Fully Managed Series
  A I M CAPITAL MANAGEMENT, INC.
    Strategic Equity Series
    Capital Appreciation Series
  KAYNE ANDERSON INVESTMENT
    MANAGEMENT, LLC
    Rising Dividends Series
  EII REALTY SECURITIES, INC.
    Real Estate Series
  BARING INTERNATIONAL INVESTMENT
    LIMITED (AN AFFILIATE)
    Global Fixed Income Series
    Hard Assets Series
    Developing World Series
  EAGLE ASSET MANAGEMENT, INC.
    Value Equity Series
  SALOMON BROTHERS ASSET
    MANAGEMENT, INC
    All Cap Series
    Investors Series
  CAPITAL GUARDIAN TRUST COMPANY
    Large Cap Value Series
    Small Cap Series
    Managed Global Series
  ALLIANCE CAPITAL MANAGEMENT L.P.
    Capital Growth Series
  JANUS CAPITAL CORPORATION
    Growth Series
  MASSACHUSETTS FINANCIAL
    SERVICES COMPANY
    Total Return Series
    Research Series
    Mid-Cap Growth Series
  ING INVESTMENT MANAGEMENT, LLC
    (AN AFFILIATE)
    Liquid Asset Series
    Limited Maturity Bond Series
  FLEET INVESTMENT ADVISORS INC.
    Equity Fund
    Growth and Income Fund
    Small Company Growth Fund
    Asset Allocation Fund
    High Quality Bond Fund
  PACIFIC INVESTMENT MANAGEMENT
    COMPANY
    PIMCO High Yield Bond
      Portfolio
    PIMCO StocksPLUS Growth and
      Income Portfolio
  CREDIT SUISSE ASSET MANAGEMENT, LLC
    International Equity Portfolio

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We set the interest rates periodically. We will not set the interest rate to be less than a minimum annual rate of 3%. You may choose guaranteed interest periods of 6 months, and 1, 3, 5, 7 and 10 years. The interest earned on your money as well as your principal is guaranteed as long as you hold them until the maturity date. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. You bear the risk that you may receive less than your principal if we take a Market Value Adjustment. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. You have a right to return a Contract within 10 days after you receive it for a full refund of the contract value less credits we added (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information, dated [February 1,] 2000, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the Statement of Additional Information ("SAI") is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE GCG TRUST, THE GALAXY VIP FUND, THE PIMCO TRUST OR THE WARBURG PINCUS TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, THE GALAXY VIP FUND, THE PIMCO TRUST AND THE WARBURG PINCUS TRUST.

                           TABLE OF CONTENTS

                                                                        PAGE
     Index of Special Terms
     Fees and Expenses
     Performance Information
        Accumulation Unit
        Net Investment Factor
        Condensed Financial Information
        Financial Statements
        Performance Information
     Golden American Life Insurance Company
     The Trusts
     Golden American Separate Account B
     The Investment Portfolios
        Investment Objectives
        Investment Management Fees
     The Fixed Interest Allocation
        Selecting a Guaranteed Interest Period
        Guaranteed Interest Rates
        Transfers from a Fixed Interest Allocation
        Withdrawals from a Fixed Interest Allocation
        Market Value Adjustment
     The Annuity Contract
        Contract Date and Contract Year
        Annuity Start Date
        Contract Owner
        Annuitant
        Beneficiary
        Purchase and Availability of the Contract
        Crediting of Premium Payments
        Additional Credit to Premium
        Contract Value
        Cash Surrender Value
        Surrendering to Receive the Cash Surrender Value
        Addition, Deletion or Substitution of Subaccounts and Other
     Changes
        The Fixed Account
        Optional Riders
          Rider Date
          Special Funds
          No Cancellation
          Termination
          Minimum Guaranteed Accumulation Benefit Rider
          Minimum Guaranteed Income Benefit Rider
          Minimum Guaranteed Withdrawal Benefit Rider
        Other Contracts
        Other Important Provisions
     Withdrawals
        Regular Withdrawals
        Systematic Withdrawals
        IRA Withdrawals

     Transfers Among Your Investments
        Dollar Cost Averaging
        Automatic Rebalancing
     Death Benefit Choices
        Death Benefit During the Accumulation Phase
          Standard Death Benefit
          Enhanced Death Benefits
        Death Benefit During the Income Phase
     Charges and Fees
        Charge Deduction Subaccount
        Charges Deducted from the Contract Value
          Surrender Charge
          Free Withdrawal Amount
          Surrender Charge for Excess Withdrawals
          Premium Taxes
          Administrative Charge
          Transfer Charge
        Charges Deducted from the Subaccounts
          Mortality and Expense Risk Charge
          Asset-Based Administrative Charge
        Trust Expenses
     The Annuity Options
        Annuitization of Your Contract
        Selecting the Annuity Start Date
        Frequency of Annuity Payments
        The Annuity Options
          Income for a Fixed Period
          Income for Life with a Period Certain
          Joint Life Income
          Annuity Plan
        Payment When Named Person Dies
     Other Contract Provisions
        Reports to Contract Owners
        Suspension of Payments
        In Case of Errors in Your Application
        Assigning the Contract as Collateral
        Contract Changes-Applicable Tax Law
        Free Look
        Group or Sponsored Arrangements
        Selling the Contract
     Other Information
        Voting Rights
        Year 2000 Problem
        State Regulation
        Legal Proceedings
        Legal Matters
        Experts
     Federal Tax Considerations
     More Information About Golden American
     Unaudited Financial Statements of Golden American Life Insurance
     Company
     Financial Statements of Golden American Life Insurance Company Statement of Additional Information
        Table of Contents
     Appendix A

        Condensed Financial Information                                 A1
     Appendix B
        Market Value Adjustment Examples                                B1
     Appendix C
        Surrender Charge for Excess Withdrawals Example                 C1

                        INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus.
Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                          PAGE
Accumulation Unit                       7
Annual Ratchet Enhanced Death Benefit  25
Annuitant                              17
Annuity Start Date                     16
Cash Surrender Value                   20
Combination Enhanced Death Benefit    [  ]
Contract Date                          16
Contract Owner                         16
Contract Value                         19
Contract Year                          16
Fixed Interest Allocation              13
Free Withdrawal Amount                 27
Market Value Adjustment                15
Net Investment Factor                   7
7% Solution Enhanced Death Benefit     25
Standard Death Benefit                 25

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the
Contract:

TERM USED IN THIS PROSPECTUS           CORRESPONDING TERM USED IN THE
                                          CONTRACT
Accumulation Unit Value                Index of Investment Experience
Annuity Start Date                     Annuity Commencement Date
Contract Owner                         Owner or Certificate Owner
Contract Value                         Accumulation Value
Transfer Charge                        Excess Allocation Charge
Fixed Interest Allocation              Fixed Allocation
Free Look Period                       Right to Examine Period
Guaranteed Interest Period             Guarantee Period
Subaccount(s)                          Division(s)
Net Investment Factor                  Experience Factor
Regular Withdrawals                    Conventional Partial
Withdrawals
Withdrawals                            Partial Withdrawals

                           FEES AND EXPENSES
CONTRACT OWNER TRANSACTION EXPENSES*
   Surrender Charge:

  COMPLETE YEARS ELAPSED    0    1    2    3    4    5    6    7    8    9+
     SINCE PREMIUM PAYMENT
  SURRENDER CHARGE          8%   8%   8%   8%   7%   6%   5%   3%   1%   0%

   Transfer Charge                                          None**
   * If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.
   **We may in the future charge $25 per transfer if you make more than 12 transfers in a contract year.


ANNUAL CONTRACT ADMINISTRATIVE CHARGE***
Administrative Charge                                       $40
 (We waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is $100,000 or more.)

 ***We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES***

                                         STANDARD                 ENHANCED DEATH BENEFIT
                                       DEATH BENEFIT    ANNUAL RATCHET  7% SOLUTION  COMBINATION
    Mortality & Expense Risk Charge       1.30%              1.45%         1.65%         1.75%
    Asset-Based Administrative Charge     0.15%              0.15%         0.15%         0.15%
                                          -----              -----         -----         -----
       Total                              1.45%              1.60%         1.80%         1.90%

   ****As a percentage of average daily assets in each subaccount.
       The Separate Account Annual Charges are deducted daily.

OPTIONAL RIDER CHARGES*****

  Minimum Guaranteed Accumulation Benefit rider:
       Waiting Period     Quarterly Charge
       --------------     ----------------
       10 Year............0.20% of the MGAB Charge Base (1) (0.80% annually)
       20 Year............0.20% of the MGAB Charge Base     (0.80% annually)

  Minimum Guaranteed Income Benefit rider:
       MGIB Base Rate     Quarterly Charge
       --------------     ----------------
       0% ................0.05% of the MGIB Base (2) (0.20% annually)
       3%.................0.08% of the MGIB Base     (0.32% annually)
       5%.................0.10% of the MGIB Base     (0.40% annually)
       6%.................0.15% of the MGIB Base     (0.60% annually)
       7%.................0.20% of the MGIB Base     (0.80% annually)

  Minimum Guaranteed Withdrawal Benefit rider:
       Quarterly Charge
       --------------
       0.20% of the MGWB Eligible Payment Amount (3) (0.80% annually)

  *****We deduct optional rider charges from the subaccounts in which you are invested or each quarterly contract anniversary and on termination of the Contract: if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocations nearest maturity and a Market Value Adjustment may apply.

(1) The MGAB Charge Base is the total of premiums and credits paid during the 2-year period after the rider date, reduced pro rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro rata for transfers made during the three year period before the MGAB Benefit Date.

(2) The MGIB Base is generally equal to the total of premiums and credits paid during the 5-year period after the rider is purchased, reduced pro rata for all withdrawals taken while the MGIB rider is in effect.

(3) The MGWB Eligible Payment Amount is (i) the total of premiums and credit paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums and credits received during the two-year period commencing on the rider date.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):


                                               OTHER          TOTAL
                                            EXPENSES(2)      EXPENSES
                               MANAGEMENT  AFTER EXPENSE  AFTER EXPENSE
  PORTFOLIO                      FEE(1)    REIMBURSEMENT  REIMBURSEMENT(3)

  Liquid Asset                     0.59%        0.00%        0.59%
  Limited Maturity Bond            0.60%        0.00%        0.60%
  Global Fixed Income              1.60%        0.00%        1.60%(3)
  Total Return                     0.94%        0.03%        0.97%(3)
  Investors                        1.00%        0.01%        1.01%
  Equity Income                    0.98%        0.00%        0.98%
  Fully Managed                    0.98%        0.00%        0.98%
  Rising Dividends                 0.98%        0.00%        0.98%
  Large Cap Growth                 1.00%        0.01%        1.01%
  Capital Growth                   1.08%        0.00%        1.08%
  Growth                           1.08%        0.01%        1.09%
  Value Equity                     0.98%        0.00%        0.98%
  Research                         0.94%        0.00%        0.94%
  Mid-Cap Growth                   0.94%        0.01%        0.95%
  Strategic Equity                 0.98%        0.01%        0.99%
  Capital Appreciation             0.98%        0.00%        0.98%
  All Cap                          1.00%        0.01%        1.01%
  Small Cap                        0.98%        0.01%        0.99%
  Real Estate                      0.98%        0.01%        0.99%
  Hard Assets                      0.98%        0.02%        1.00%
  Managed Global                   1.25%        0.01%        1.26%
  Developing World                 1.75%        0.08%        1.83%

 (1)Fees decline as the total assets of certain combined portfolios increase. See the prospectus for The GCG Trust for more information.
 (2)Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1998, except for portfolios that commenced operations in 1998 where the charges have been annualized.
 (3)Total expenses are based on actual expenses for the fiscal year ended December 31, 1998. Directed Services, Inc. is currently reimbursing expenses to maintain total expenses at 0.97% for the Total Return portfolio and 1.60% for the Global Fixed Income portfolio as shown. Without this reimbursement, and based on actual reimbursements for fiscal year ended December 31, 1998, total expenses would have been 0.98% for the Total Return portfolio and 1.74% for the Global Fixed Income portfolio. This reimbursement agreement will remain in place through December 31, 1999.

THE GALAXY VIP FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

                                                OTHER             TOTAL
                              MANAGEMENT       EXPENSES          EXPENSES
                              FEE AFTER     AFTER EXPENSE     AFTER EXPENSE
  PORTFOLIO                 FEE WAIVER(1)  REIMBURSEMENT(1)  REIMBURSEMENT(1)

  Equity                        0.75%           0.30%             1.05%
  Growth and Income             0.75%           0.75%             1.50%
  Small Company Growth          0.75%           0.85%             1.60%
  Asset Allocation              0.75%           0.32%             1.07%
  High Quality Bond             0.40%           0.50%             0.90%

 (1)For the Equity, Asset Allocation and High Quality Bond portfolios, total expenses are based on actual expenses for the fiscal year ended December 31, 1998. For the Growth and Income and Small Company Growth portfolios, total expenses are based on estimates for the current year. Fleet Investment Advisors Inc. and/or the administrator have agreed to waive certain fees and/or reimburse fund expenses of 0.35%, 6.09% and 0.20% for the Growth and Income, Small Company Growth, and High Quality Bond portfolios, respectively, for the current year. Without this agreement, and based on actual waivers and reimbursements for the fiscal year ended December 31, 1998, total expenses would have been 1.05%, 2.58%, 12.86%, 1.07% and 1.10% for the Equity, Growth and
    Income, Small Company Growth, Asset Allocation and High Quality Bond portfolios, respectively.


THE PIMCO TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

                                               OTHER          TOTAL
                                              EXPENSES       EXPENSES
                               MANAGEMENT  AFTER EXPENSE  AFTER EXPENSE
  PORTFOLIO                       FEE      REIMBURSEMENT  REIMBURSEMENT(1)

  PIMCO High Yield Bond          0.50%        0.25%(2)        0.75%
  PIMCO StocksPLUS Growth
     and Income                  0.40%        0.25%           0.65%

 (1)PIMCO has agreed to waive some or all of its other expenses, subject to potential future reimbursement, to the extent that total expenses for the PIMCO High Yield Bond Portfolio and PIMCO StocksPLUS Growth and Income portfolio would exceed 0.75% and 0.65%, respectively, due to payment by the portfolios of their pro rata portion of Trustees' fees. Without this agreement and, based on current estimates, total expenses would be 0.81% for the PIMCO High Yield Bond portfolio and 0.72% for the PIMCO StocksPLUS Growth and Income portfolio.
 (2)Since the PIMCO High Yield Bond portfolio commenced operations on April 30, 1998, other expenses as shown have been annualized for the year ended December 31, 1998.

THE WARBURG PINCUS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):




                                ADVISORY       OTHER        TOTAL
  PORTFOLIO                       FEE         EXPENSES   EXPENSES(1)

  International Equity           1.00%         0.33%        1.33%

 (1)Total expenses are based on actual expenses for the fiscal year ended December 31, 1998.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the GCG Trust, the Galaxy VIP Fund, the PIMCO Trust and the Warburg Pincus Trust for additional information on portfolio expenses.
Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:
The following four examples are designed to show you the expenses you would pay on a $1,000 investment, plus a credit of $40, that earns 5% annually. Each example assumes election of the Combination Enhanced Death Benefit and are based on an assumed 5% annual return. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, the annual administrative charge as an annual charge of 0.05% of assets (based on an average contract value of $80,000), and the highest charge for an optional benefit rider as an annual charge of: (i) [1.18%] in cases where the rider base is equal to the initial premium and increases by [7%] annually, and (ii) [0.80%] in cases where the rider base is equal to the initial premium but there is no increase in the rider base.
If the Standard Death Benefit, the Annual Ratchet
Enhanced Death Benefit or 7% Solution Enhanced Death Benefit is elected instead of the Combination Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. In the following examples, surrender charges may apply if you choose to annuitize within the first 5 contract years.
In addition, Examples 1 and 3 assume you elected an optional benefit rider with the highest charge [1.18%] annually, except for the Liquid Asset and Limited Maturity Bond Portfolios, where the charge is [0.80%] annually and assume the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing by 7% per year.

Example 1:
If you surrender your Contract at the end of the applicable time period and elected an optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

    THE GCG TRUST             1 YEAR      3 YEARS     5 YEARS     10 YEARS
    Liquid Asset                $115        $188        $253        $383
    Limited Maturity Bond       $115        $188        $253        $384
    Global Fixed Income         $129        $228        $318        $499
    Total Return                $123        $210        $288        $446
    Investors                   $123        $211        $290        $450
    Equity Income               $123        $210        $289        $447
    Fully Managed               $123        $210        $289        $447
    Rising Dividends            $123        $210        $289        $447
    Large Cap Value             $123        $211        $290        $450
    Capital Growth              $124        $213        $293        $456
    Growth                      $124        $213        $294        $456
    Value Equity                $123        $210        $289        $447
    Research                    $123        $209        $287        $443
    Mid-Cap Growth              $123        $209        $287        $444
    Strategic Equity            $123        $210        $289        $448
    Capital Appreciation        $123        $210        $289        $447
    All Cap                     $123        $211        $290        $450
    Small Cap                   $123        $210        $289        $448
    Real Estate                 $123        $210        $289        $448
    Hard Assets                 $123        $211        $289        $449
    Managed Global              $126        $218        $302        $471
    Developing World            $132        $235        $328        $517

    THE GALAXY VIP FUND
    Equity                      $124        $212        $292        $453
    Growth and Income           $128        $225        $313        $491
    Small Company Growth        $129        $228        $318        $499
    Asset Allocation            $124        $213        $293        $455
    High Quality Bond           $122        $208        $285        $440

    THE PIMCO TRUST
    PIMCO High Yield Bond       $121        $203        $277        $427
    PIMCO StocksPLUS
      Growth and Income         $120        $200        $273        $418

    THE WARBURG PINCUS TRUST
    International Equity        $127        $220        $305        $477

Example 2:
If you do not surrender your Contract at the end of the applicable time period and elected an optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

    THE GCG TRUST             1 YEAR      3 YEARS     5 YEARS     10 YEARS
    Liquid Asset                 $35        $108        $183        $383
    Limited Maturity Bond        $35        $108        $183        $384
    Global Fixed Income          $49        $148        $248        $499
    Total Return                 $43        $130        $218        $446
    Investors                    $43        $131        $220        $450
    Equity Income                $43        $130        $219        $447
    Fully Managed                $43        $130        $219        $447
    Rising Dividends             $43        $130        $219        $447
    Large Cap Value              $43        $131        $220        $450
    Capital Growth               $44        $133        $223        $456
    Growth                       $44        $133        $224        $456
    Value Equity                 $43        $130        $219        $447
    Research                     $43        $129        $217        $443
    Mid-Cap Growth               $43        $129        $217        $444
    Strategic Equity             $43        $130        $219        $448
    Capital Appreciation         $43        $130        $219        $447
    All Cap                      $43        $131        $220        $450
    Small Cap                    $43        $130        $219        $448
    Real Estate                  $43        $130        $219        $448
    Hard Assets                  $43        $131        $219        $449
    Managed Global               $46        $138        $232        $471
    Developing World             $52        $155        $258        $517

    THE GALAXY VIP FUND
    Equity                       $44        $132        $222        $453
    Growth and Income            $48        $145        $243        $491
    Small Company Growth         $49        $148        $248        $499
    Asset Allocation             $44        $133        $223        $455
    High Quality Bond            $42        $128        $215        $440

    THE PIMCO TRUST
    PIMCO High Yield Bond        $41        $123        $207        $427
    PIMCO StocksPLUS
      Growth and Income          $40        $120        $203        $418

    THE WARBURG PINCUS TRUST
    International Equity         $47        $140        $235        $477

Example 3:
If you surrender your Contract at the end of the applicable time period and did not elect any optional benefit rider, you would pay the following expenses for each $1,000 invested:

    THE GCG TRUST             1 YEAR      3 YEARS     5 YEARS     10 YEARS
    Liquid Asset                $107        $162        $210        $299
    Limited Maturity Bond       $107        $163        $211        $300
    Global Fixed Income         $117        $193        $261        $397
    Total Return                $111        $174        $230        $337
    Investors                   $111        $175        $232        $341
    Equity Income               $111        $174        $230        $338
    Fully Managed               $111        $174        $230        $338
    Rising Dividends            $111        $174        $230        $338
    Large Cap Value             $111        $175        $232        $341
    Capital Growth              $112        $177        $236        $348
    Growth                      $112        $178        $236        $349
    Value Equity                $111        $174        $230        $338
    Research                    $110        $173        $228        $334
    Mid-Cap Growth              $110        $173        $229        $335
    Strategic Equity            $111        $175        $231        $339
    Capital Appreciation        $111        $174        $230        $338
    All Cap                     $111        $175        $232        $341
    Small Cap                   $111        $175        $231        $339
    Real Estate                 $111        $175        $231        $339
    Hard Assets                 $111        $175        $231        $340
    Managed Global              $114        $183        $245        $365
    Developing World            $120        $200        $273        $418

    THE GALAXY VIP FUND
    Equity                      $112        $176        $234        $345
    Growth and Income           $116        $190        $256        $388
    Small Company Growth        $117        $193        $261        $397
    Asset Allocation            $112        $177        $235        $347
    High Quality Bond           $110        $172        $226        $330

    THE PIMCO TRUST
    PIMCO High Yield Bond       $108        $167        $219        $315
    PIMCO StocksPLUS
      Growth and Income         $107        $164        $214        $305

    THE WARBURG PINCUS TRUST
    International Equity        $114        $185        $248        $372

Example 4:
If you do not surrender your Contract at the end of the applicable time period and did not elect any optional benefit rider, you would pay the following expenses for each $1,000 invested:

    THE GCG TRUST             1 YEAR          3 YEARS     5 YEARS     10 YEARS
    Liquid Asset                 $27             $82        $140        $299
    Limited Maturity Bond        $27             $83        $141        $300
    Global Fixed Income          $37            $113        $191        $397
    Total Return                 $31             $94        $160        $337
    Investors                    $31             $95        $162        $341
    Equity Income                $31             $94        $160        $338
    Fully Managed                $31             $94        $160        $338
    Rising Dividends             $31             $94        $160        $338
    Large Cap Value              $31             $95        $162        $341
    Capital Growth               $32             $97        $166        $348
    Growth                       $32             $98        $166        $349
    Value Equity                 $31             $94        $160        $338
    Research                     $30             $93        $158        $334
    Mid-Cap Growth               $30             $93        $159        $335
    Strategic Equity             $31             $95        $161        $339
    Capital Appreciation         $31             $94        $160        $338
    All Cap                      $31             $95        $162        $341
    Small Cap                    $31             $95        $161        $339
    Real Estate                  $31             $95        $161        $339
    Hard Assets                  $31             $95        $161        $340
    Managed Global               $34            $103        $175        $365
    Developing World             $40            $120        $203        $418

    THE GALAXY VIP FUND
    Equity                       $32             $96        $164        $345
    Growth and Income            $36            $110        $186        $388
    Small Company Growth         $37            $113        $191        $397
    Asset Allocation             $32             $97        $165        $347
    High Quality Bond            $30             $92        $156        $330

    THE PIMCO TRUST
    PIMCO High Yield Bond        $28             $87        $149        $315
    PIMCO StocksPLUS
      Growth and Income          $27             $84        $144        $305

    THE WARBURG PINCUS TRUST
    International Equity         $34            $105        $178        $372

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

                        PERFORMANCE INFORMATION

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     (1)We take the net asset value of the subaccount at the end of each business day.
     (2)We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.
     (3)We divide (2) by the net asset value of the subaccount at the end of the preceding business day.
     (4)We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information.

FINANCIAL STATEMENTS
The audited financial statements of Separate Account B for the years ended December 31, 1998 and 1997 are included in the Statement of Additional Information. The unaudited condensed consolidated financial statements of Golden American for the nine months ended September 30, 1999 and the audited consolidated financial statements of Golden American for the years ended December 31, 1998, 1997 and 1996 are included in this prospectus.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolios. We may show other total returns for periods less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, withdrawal of the investment at the end of the period adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge.
Quotations of average annual return for the Managed Global subaccount take into account the period before September 3, 1996, during which it was maintained as a subaccount of Golden American Separate Account D.
In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender and the selection of the Combination Enhanced Death Benefit and the MGIB optional benefit rider.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies) or any other rating service, and (iii) the Consumer Price Index (a measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information, including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.


                GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a Delaware stock life insurance company originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware.
Golden American's consolidated financial statements appear in this prospectus.

Equitable of Iowa is the holding company for Golden American, Directed Services, Inc. (the investment adviser of The GCG Trust and the distributor of the Contracts) and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management, LLC, one of the portfolio managers of The GCG Trust. ING also owns Baring International Investment Limited, another portfolio manager of The GCG Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

                              THE TRUSTS

The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies not affiliated with Golden American. Pending SEC approval, shares of The GCG Trust may also be sold to certain qualified pension and retirement plans. The address of The GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The Galaxy VIP Fund is a mutual fund whose shares are offered to separate accounts of various life insurance companies for variable annuity contracts, including certain variable contracts of Golden American and its affiliates. The principal address of The Galaxy VIP Fund is 4400 Computer Drive, Westborough, MA 01581.

The PIMCO Trust is a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

The Warburg Pincus Trust is a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American and Equitable Life Insurance Company of Iowa, and to certain qualified and retirement plans. The principal address of the Warburg Pincus Trust is 153 East 53rd Street, New York, NY 10022.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of The GCG Trust, The Galaxy VIP Fund, the PIMCO Trust and the Warburg Pincus Trust, Directed Services, Inc., Fleet Investment Advisors Inc., Pacific Investment Management Company, Credit Suisse Asset Management, LLC and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND COMPLETE INFORMATION ABOUT THE GCG TRUST, THE GALAXY VIP FUND, THE PIMCO TRUST AND THE WARBURG PINCUS TRUST IN THE ACCOMPANYING PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THEM CAREFULLY BEFORE
INVESTING.

                  GOLDEN AMERICAN SEPARATE ACCOUNT B

Golden American Separate Account B ("Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Account B but such assets are kept separate from our other accounts.

Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of The GCG Trust, The Galaxy VIP Fund, the PIMCO Trust or the Warburg Pincus Trust.
Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Account B without regard to any other income, gains or losses of Golden American. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of Golden American.
They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Account B. If the assets in Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

We currently offer other variable annuity contracts that invest in Account B but are not discussed in this prospectus. Account B may also invest in other investment portfolios which are not available under your Contract.


                       THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios listed in the section below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE INVESTMENT PORTFOLIOS, AND YOU MAY LOSE YOUR
PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS IN THE PROSPECTUSES FOR THE GCG TRUST, THE GALAXY VIP FUND, THE PIMCO TRUST AND THE WARBURG PINCUS TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.


INVESTMENT                       INVESTMENT OBJECTIVE
PORTFOLIO
   THE GCG TRUST
   Liquid Asset     Seeks high level of current income consistent with
                    the preservation of capital and liquidity.
                    Invests primarily in obligations of the U.S.
                    Government and its agencies and
                    instrumentalities, bank obligations, commercial
                    paper and short-term corporate debt securities.
                    All securities will mature in less than one
                    year.
                    ----------------------------------------------------

   Limited Maturity Seeks highest current income consistent with
     Bond           low risk to principal and liquidity.   Also
                    seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to
                    principal.
                    Invests primarily in diversified limited maturity debt securities with average maturity dates of five years or shorter and in no cases more
                    than seven years.
                    ----------------------------------------------------

   Global Fixed     Seeks high total return.
     Income         Invests primarily in high-grade fixed income
                    securities, both foreign and domestic.
                    ----------------------------------------------------

   Total Return     Seeks above-average income (compared to a
                    portfolio entirely invested in equity securities)
                    consistent with the prudent employment of
                    capital.
                    Invests primarily in a combination of equity
                    and fixed income securities.
                    ----------------------------------------------------

   Investors        Seeks long-term growth of capital.  Current income
                    is a secondary objective. Invests primarily in
                    equity securities of U.S. companies and to a lesser
                    degree debt securities.
                    ----------------------------------------------------

   Equity Income    Seeks substantial dividend income as well as long-
                    term growth of capital.
                    Invests primarily in common stocks of well-
                    established companies paying above-average
                    dividends.
                    ----------------------------------------------------

   Fully Managed    Seeks, over the long term, a high total investment
                    return consistent with the preservation of
                    capital and with prudent investment risk.
                    Invests primarily in the common stocks of
                    established companies believed by the portfolio
                    manager to have above-average potential for
                    capital growth.
                    ----------------------------------------------------

   Rising Dividends Seeks capital appreciation.  A secondary
                    objective is dividend income.
                    Invests in equity securities that meet the
                    following quality criteria: regular dividend
                    increases; 35% of earnings reinvested annually;
                    and a credit rating of "A" to "AAA".
                    ----------------------------------------------------

   Large Cap Value  Seeks long-term growth of capital and income.
                    Invests primarily in equity and equity-related securities of companies with market capitalization greater than $1 billion.
                    ----------------------------------------------------

   Capital Growth   Seeks long-term total return.
                    Invests primarily in common stocks of companies
                    where the potential for change (earnings
                    acceleration) is significant.
                    ----------------------------------------------------

   Growth           Seeks capital appreciation.
                    Invests primarily in common stocks of growth
                    companies that have favorable relationships
                    between price/earnings ratios and growth rates
                    in sectors offering the potential for above-
                    average returns.
                    ----------------------------------------------------

   Value Equity     Seeks capital appreciation.  Dividend income is
                    a secondary objective.
                    Invests primarily in common stocks of domestic
                    and foreign issuers which meet quantitative
                    standards relating to financial soundness and
                    high intrinsic value relative to price.
                    ----------------------------------------------------

   Research         Seeks long-term growth of capital and future income.
                    Invests primarily in common stocks or
                    securities convertible into common stocks of
                    companies believed to have better than average prospects for long-term growth.
                    ----------------------------------------------------

   Mid-Cap Growth   Seeks long-term growth of capital.
                    Invests primarily in equity securities of
                    companies with medium market capitalization
                    which the portfolio manager believes have above-
                    average growth potential.
                    ----------------------------------------------------

   Strategic Equity Seeks capital appreciation.
                    Invests primarily in common stocks of medium-
                    and small-sized companies.
                    ----------------------------------------------------

   Capital          Seeks long-term capital growth.
     Appreciation   Invests primarily in equity securities believed
                    by the portfolio manager to be undervalued.
                    ----------------------------------------------------

   All Cap Seeks capital appreciation through investment in securities which the portfolio manager believes have above-average capital appreciation
                    potential.
                    Invests primarily in equity securities of U.S. companies of any size.
                    ----------------------------------------------------

   Small Cap        Seeks long-term capital appreciation.
                    Invests primarily in equity securities of
                    companies that have a total market
                    capitalization within the range of companies in
                    the Russell 2000 Growth Index or the Standard &
                    Poor's Small-Cap 600 Index.
                    ----------------------------------------------------

   Real Estate      Seeks capital appreciation.  Current income is a
                    secondary objective.
                    Invests primarily in publicly-traded real
                    estate equity securities.
                    ----------------------------------------------------

   Hard Assets      Seeks long-term capital appreciation.
                    Invests primarily in hard asset securities.
                    Hard asset companies produce a commodity which
                    the portfolio manager is able to price on a
                    daily or weekly  basis.
                    ----------------------------------------------------
   Managed Global   Seeks capital appreciation.  Current income is only
                    an incidental consideration.
                    Invests primarily in common stocks traded in
                    securities markets throughout the world.
                    ----------------------------------------------------

   Developing       Seeks capital appreciation.
    World           Invests primarily in equity securities of
                    companies in developing or emerging countries.
                    ----------------------------------------------------

   THE GALAXY VIP FUND
   Equity Seeks long-term growth by investing in companies that the portfolio manager believes have above-average earnings potential.
                    Invests at least 75% of its total assets in
                    common stocks and securities convertible into
                    common stocks issued by U.S. companies.
                    ----------------------------------------------------

   Growth and       Seeks to provide a relatively high total return
     Income         through long-term capital appreciation and
                    current income.
                    Invests at least 65% of its total assets in the
                    common stocks of U.S. companies with large
                    market capitalizations (generally over $2
                    billion) that have prospects for above-average
                    growth and dividends.
                    ----------------------------------------------------

   Small Company    Seeks capital appreciation.
     Growth         Invests normally at least 65% of its total
                    assets in the equity securities, primarily
                    common stocks, of small companies that have
                    market capitalizations of $1.5 billion or less.
                    The portfolio invests primarily in the common
                    stock of U.S. companies, but may invest up to
                    20% of its total assets in foreign equity
                    securities.
                    ----------------------------------------------------

   Asset            Seeks a high total return by providing both a
     Allocation     current level of income that is greater than
                    that provided by the popular stock market
                    averages, as well as long-term growth in the
                    value of the portfolio's assets.
                    Invests in a mix of stocks and bonds that the
                    portfolio manager believes will produce both
                    income and long-term capital growth.  This mix
                    will change from time to time as a result of
                    economic and market conditions.  However, the
                    portfolio keeps at least 25% of its total
                    assets in fixed income investments, including
                    debt securities and preferred stocks, at all
                    times.
                    ----------------------------------------------------

   High Quality     Seeks a high level of current income consistent
     Bond           with prudent risk of capital.
                    Invests primarily in obligations issued or
                    guaranteed by the U.S. Government, its agencies and
                    instrumentalities, as well as in corporate debt
                    obligations such as notes and bonds.  The
                    portfolio also invests in asset-backed and
                    mortgage-backed securities and in money market
                    instruments, such as commercial paper and bank
                    obligations.  Normally, at least 65% of the
                    portfolio's total assets will be invested in
                    high quality debt obligations that have one of
                    the top two ratings assigned by Standard &
                    Poor's Ratings Group or Moody's Investors
                    Services, Inc. or are unrated securities
                    determined by the portfolio manager to be of
                    comparable quality.
                    ----------------------------------------------------

   THE PIMCO TRUST
   PIMCO High       Seeks to maximize total return,  consistent
     Yield Bond     with preservation of capital and prudent
                    investment management.
                    Invests in at least 65% of its assets in a
                    diversified portfolio of junk bonds rated at least
                    B by Moody's Investor Services, Inc. or
                    Standard & Poor's or, if unrated, determined by
                    the portfolio manager to be of comparable
                    quality.
                    ----------------------------------------------------

   PIMCO            Seeks to achieve a total return which exceeds
       StocksPLUS   the total return performance of the Growth and
                    Income S&P 500.
                    Invests primarily in common stocks, options,
                    futures, options on futures and swaps.
                    ----------------------------------------------------

   THE WARBURG PINCUS TRUST
   International    Seeks long-term appreciation.
     Equity         Invests primarily in a broadly diversified
                    portfolio of equity securities of companies
                    that have their principal business activities
                    outside of the United States.
                    ----------------------------------------------------


INVESTMENT MANAGEMENT AND ADVISORY FEES
Directed Services, Inc. serves as the overall manager of The GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory as well as administrative services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolios. Directed Services (and not The GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Fleet Investment Advisors Inc. serves as the investment advisor of The Galaxy VIP Fund. The Galaxy VIP Fund pays Fleet Investment Advisors a monthly advisory fee based on the average daily net assets of each investment portfolio. Each portfolio pays its own administrative costs. Except for agreements to reimburse certain expenses of some portfolios, Fleet Investment Advisors does not bear any portfolio expenses.

Pacific Investment Management Company ("PIMCO") serves as the investment advisor of the PIMCO Trust. The PIMCO Trust pays PIMCO a monthly advisory fee for its investment advisory services and a monthly administrative fee of 0.25% based on the average daily net assets of each of the investment portfolios for managing the assets of the portfolios and for administering the PIMCO Trust.

Credit Suisse Asset Management, LLC. serves as the investment advisor of the Warburg Pincus Trust. The Warburg Trust pays Credit Suisse Asset Management a monthly advisory fee based on the average daily net assets of the investment portfolio and also procures the services necessary for the operation of its portfolios. The Warburg Trust pays monthly administrative fees to two co-administrators for administrative services, one of which is an affiliate of Credit Suisse Asset Management. The monthly administrative fee is based on the portfolio's average daily net assets. Credit Suisse Asset Management does not bear any portfolio expenses.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.


                     THE FIXED INTEREST ALLOCATION
You may allocate premium payments and transfer your contract value to the guaranteed interest periods of our Fixed Account at any time during the accumulation period. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We currently offer guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years, although we may not offer all these periods in the future. You may select one or more guaranteed interest periods at any one time. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the applicable guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. YOU BEAR THE RISK THAT YOU MAY RECEIVE LESS THAN YOUR PRINCIPAL IF WE APPLY A MARKET VALUE ADJUSTMENT.

Assets supporting amounts allocated to the Fixed Account are available to fund the claims of all classes of our customers, contract owners and other creditors. Interests under your Contract relating to the Fixed Account are registered under the Securities Act of 1933, but the Fixed Account is not registered under the 1940 Act.

SELECTING A GUARANTEED INTEREST PERIOD
You may select one or more Fixed Interest Allocations with specified guaranteed interest periods. A guaranteed interest period is the period that a rate of interest is guaranteed to be credited to your Fixed Interest Allocation. We may at any time decrease or increase the number of guaranteed interest periods offered. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. For more information on DCA Fixed Interest Allocations, see "Transfers Among Your Investments - Dollar Cost Averaging."

Your contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals (including any Market Value Adjustment applied to such withdrawal), transfers or other charges we may impose. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of contract value. We will credit interest daily at a rate which yields the quoted guaranteed interest rate.

GUARANTEED INTEREST RATES
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. To find out the current guaranteed interest rate for a guaranteed interest period you are interested in, please contact our Customer Service Center or your registered representative. The determination may be influenced by the interest rates on fixed income investments in which we may invest with the amounts we receive under the Contracts. We will invest these amounts primarily in investment-grade fixed income securities (i.e., rated by Standard & Poor's rating system to be suitable for prudent investors) although we are not obligated to invest according to any particular strategy, except as may be required by applicable law. You will have no direct or indirect interest in these investments. We will also consider other factors in determining the guaranteed interest rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate of less than 3% per year.

We may from time to time at our discretion offer interest rate specials for new premiums that are higher than the current base interest rate then offered. Renewal rates for such rate specials will be based on the base interest rate and not on the special rates initially declared.

TRANSFERS FROM A FIXED INTEREST ALLOCATION
You may transfer your contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Account B. Unless you tell us the Fixed Interest Allocations from which such transfers will be made, we will transfer amounts from your Fixed Interest Allocations starting with the guaranteed interest period nearest its maturity date, until we have honored your transfer request.

The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. If a transfer request would reduce the contract value remaining in a Fixed Interest Allocation to less than $100, we will treat such transfer request as a request to transfer the entire contract value in such Fixed Interest Allocation. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire contract value in such Fixed Interest Allocation to the Liquid Asset subaccount, and such a transfer will be subject to a Market Value Adjustment.

On the maturity date of a guaranteed interest period, you may transfer amounts from the applicable Fixed Interest Allocation to the subaccounts and/or to new Fixed Interest Allocations with guaranteed interest periods of any length we are offering at that time. You may not, however, transfer amounts to any Fixed Interest Allocation with a guaranteed interest period that extends beyond the annuity start date.

At least 30 calendar days before a maturity date of any of your Fixed Interest Allocations, or earlier if required by state law, we will send you a notice of the guaranteed interest periods that are available. You must notify us which subaccounts or new guaranteed interest periods you have selected before the maturity date of your Fixed Interest Allocations. If we do not receive timely instructions from you, we will transfer the contract value in the maturing Fixed Interest Allocation to a new Fixed Interest

Allocation with a
guaranteed interest period that is the same as the expiring guaranteed interest period. If such guaranteed interest period is not available or would go beyond the annuity start date, we will transfer your contract value in the maturing Fixed Interest Allocation to the next shortest guaranteed interest period which does not go beyond the annuity start date. If no such guaranteed interest period is available, we will transfer the contract value to a subaccount
specially designated by the Company for such purpose.   We currently
use the Liquid Asset subaccount for such purpose.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders."

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION
During the accumulation phase, you may withdraw a portion of your contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. Systematic withdrawals from a Fixed Interest Allocation are not permitted if such Fixed Interest Allocation is currently participating in the dollar cost averaging program. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and, in some cases, a surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax.

If you tell us the Fixed Interest Allocation from which your withdrawal will be made, we will assess the withdrawal against that Fixed Interest Allocation. If you do not, we will assess your withdrawal against the subaccounts in which you are invested, unless the withdrawal exceeds the contract value in the subaccounts. If there is no contract value in those subaccounts, we will deduct your withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request.

Please be aware that the benefit we pay under any of the optional riders will be reduced on a pro rata basis by any withdrawals you make from the Fixed Interest Allocations during the period while the rider is
in effect.   See "Optional Riders."

MARKET VALUE ADJUSTMENT
A Market Value Adjustment may decrease, increase or have no effect on your contract value. We will apply a Market Value Adjustment
(i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

We determine the Market Value Adjustment by multiplying the amount you withdraw, transfer or apply to an income plan by the following factor:

                    (   1+I   )N/365
                    (---------)         -1
                    (1+J+.0050)

Where,

    o "I" is the Index Rate for a Fixed Interest Allocation on the first day of the guaranteed interest period;

    o   "J" is equal to the following:

        (1) If calculated for a Fixed Interest Allocation of 1 year or more, then "J" is the Index Rate for a new Fixed Interest Allocation with a guaranteed interest period equal to the time remaining (rounded up to the next full year except in Pennsylvania) in the guaranteed interest period;

        (2) If calculated for a Fixed Interest Allocation of 6 months, then "J" is the lesser of the Index Rate for a new Fixed Interest Allocation with (i) a 6 month guaranteed interest period, or (ii) a 1 year guaranteed interest period at the time of calculation; and

    o "N" is the remaining number of days in the guaranteed interest period at the time of calculation.

The Index Rate is the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for a period equal to the applicable guaranteed interest period. The average is currently based on the period starting from the 22nd day of the calendar month two months prior to the month of the Index Rate determination and ending the 21st day of the calendar month immediately before the month of determination. We currently calculate the Index Rate once each calendar month but have the right to calculate it more frequently.
The Index Rate will always be based on a period of at least 28 days. If the Ask Yields are no longer available, we will determine the Index Rate by using a suitable and approved, if required, replacement method.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested.
If a negative Market Value Adjustment exceeds your contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Several examples which illustrate how the Market Value Adjustment works are included in Appendix B.


                         THE ANNUITY CONTRACT
The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of The GCG Trust, The Galaxy VIP Fund, the PIMCO Trust and the Warburg Pincus Trust through Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit when due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit. If no beneficial owner of the trust has been designated, the availability of enhanced death benefits will be based on the age of the annuitant at the time you purchase the Contract.

  JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit is paid upon the death of the first of the joint owners to die. Joint owners may only select the Standard Death Benefit option. Upon adding an additional owner to a contract which was issued with an Enhanced Death Benefit option, generally, your death benefit will be changed automatically to a Standard Death Benefit and your mortality and expense risk charges will be lowered correspondingly to that which is charged under the Standard Death Benefit Option. Also note that if any owner's age is 86 or greater, even the standard death benefit guarantee will also be lost. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).
If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

  CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract.
A change in ownership may affect the amount of the death benefit, the guaranteed death benefit, and/or the death benefit option applied to the contract. The new owner's age, as of the date of the change, will be used as the basis for determining which option to use.
The new owner's death will determine when a death benefit is payable.

If the new owner's age is less than 80, the death benefit option in effect prior to the change in owner will remain in effect. If the new owner's age is greater than 79, but less than or equal to 85, and if the contract was issued with an enhanced death benefit, the death benefit will become the Standard Death Benefit. If the new owner's age is greater than 85, the death benefit will be the cash surrender value. Once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any enhanced death benefit and the death benefit will continue to be the cash surrender value.

You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($250 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

The Contracts offered by this prospectus are available only to customers of Fleet Financial Group, Inc. and its affiliates.

CREDITING OF PREMIUM PAYMENTS
We will allocate your initial premium and credit within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments and credits will be credited to a Contract within 1 business day if they are received in good order. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. Once the completed application is received, we will allocate the payment and credit to the subaccount and/or Fixed Interest Allocation specified by you within 2 business days. We will make inquiry to discover any missing information related to subsequent payments. For any subsequent premium payments, the payment and credit will be credited at the accumulation unit value next determined after receipt of your premium payment.

Once we allocate your premium payment and credit to the subaccounts selected by you, we convert the premium payment and credit into accumulation units. We divide the amount of the premium payment and credit allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

 (1)If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 15 days of the premium payment. If we do not receive the application or form within 15 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

 (2)If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you.

In some states, we may require that an initial premium designated for a subaccount of Account B or the Fixed Account be allocated with the added credit to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium and credit plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated with the added credit to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums and credits to the specially designated subaccount during the free look period.

ADDITIONAL CREDIT TO PREMIUM
A credit will be added to your contract value based on each premium payment. The credit will be added proportionally to each subaccount and Fixed Interest Allocation as the premium payment is allocated.
The credit is a minimum of 4% of the premium payment. We may increase the credit at our discretion. If we increase the credit we may reduce it also at our discretion, but we will not reduce it below the minimum credit of 4%, and we will give at least 30 days notice of any planned reduction.

The credit constitutes earnings (and not premiums paid by you) for federal tax purposes.

In any of the following circumstances, we deduct a credit from the amount we pay to you or your beneficiary:
 (1) If you return your Contract within the free look period, we will deduct the credit from the refund amount;
 (2) If a death benefit of contract value becomes payable, we will deduct any credits added to your Contract within 1 year; and
 (3) If we waive any surrender charge, we will deduct any credit added to your contract value within 1 year.

If we deduct a credit from any amount we pay to you, we will deduct the full dollar amount of the credit. You will retain any gains, and you will also bear any losses, that are attributable to the credit we deduct.

Once we have waived any surrender charge, we will not add any additional credit to any additional premium you pay on or after the date of any such waiver.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

  CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments and credits allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees, and premium taxes.

  CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and added credit that was designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium and added credit not allocated to a Fixed Interest Allocation will be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

   (1)We take the contract value in the subaccount at the end of the preceding business day.

   (2)We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

   (3)We add (1) and

   (4)We add to (3) any additional premium payments and credits, and then add or subtract any transfers to or from that subaccount.
    (5)We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender.
Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax
Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments.

We also reserve the right to: (i) deregister Account B under the 1940 Act; (ii) operate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Account B; and (v) combine Account B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected

THE FIXED ACCOUNT
The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See "The Fixed Interest Allocations" for more information.

OPTIONAL RIDERS
Subject to state availability, you may elect one of three optional benefit riders discussed below. You may not add more than one of these three riders to your Contract. There are separate charges for each rider. Once elected, the riders generally may not be cancelled. This means once you add the rider, you may not remove it, and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees - Optional Rider Charges" for information on rider charges.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. THEY SHOULD BE ANALYZED THOROUGHLY AND UNDERSTOOD COMPLETELY BEFORE BEING ELECTED. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800)366-0066.

RIDER DATE
We use the term rider date in the discussion of the optional benefit riders below. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if the rider was purchased at the time the Contract is issued.

SPECIAL FUNDS
We use the term Special Funds in the discussion of the Minimum Guaranteed Accumulation Benefit rider (with the 20-year waiting period) and the Minimum Guaranteed Income Benefit rider. The Special Funds refer to the Liquid Asset subaccount, Limited Maturity Bond subaccount and the Fixed Interest Allocations. The Company may designate new and/or existing subaccounts as a Special Fund with 30 days notice at any time, including during the life of a rider.

NO CANCELLATION
The optional riders are irrevocable. Once you purchase a rider, the rider may not be cancelled, unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminated the Contract which automatically cancels any attached rider. Once the Contract continues beyond the free look period, you may not at any time cancel the rider, except with respect to a one-time right to cancel the twenty-year option of the Minimum Guaranteed Accumulation Benefit rider under specified conditions. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION
The optional riders are "living benefits." This means that the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate (and all benefits under the rider will cease) if you annuitize, surrender or otherwise terminate your Contract or die (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract, during the accumulation phase. The optional rider will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with the applicable rider.

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER
The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit
Date is less than the MGAB Base. The MGAB rider may offer you protection in the event your contract value loses value during the MGAB waiting period. For discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and guarantees that your contract value at the end of ten years will at least equal your initial premium payment plus credits, adjusted pro rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro rata. The twenty-year option has a waiting period of twenty years and guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment plus credits, adjusted pro rata for withdrawals, and transfers made within 3 years prior to the MGAB Benefit Date. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

  CALCULATING THE MGAB.  We calculate your MGAB as follows:

     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

       If you purchased the MGAB rider on the contract date, and

            (i) elected the ten-year option, your MGAB Base is equal to your initial premium and credit, and any additional premium and credit added to your Contract during the 2-year period after your rider date, adjusted pro rata for any withdrawals and adjusted for any transfers made within the last 3 years; or

            (ii) elected the twenty-year option, except for the Special Funds which require special calculations, your MGAB Base is equal to your initial premium and credit, and any additional premium and credit added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Base Rate, adjusted pro rata for any withdrawals and adjusted for any transfers made within the last 3 years.
                 The MGAB Base Rate for all allocations
                 to the Special Funds is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

       ONLY PREMIUMS AND CREDITS ADDED TO YOUR CONTRACT DURING THE 2-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGAB BASE,
       BUT ANY ADDITIONAL PREMIUM PAYMENTS YOU ADDED TO YOUR CONTRACT AFTER THE SECOND RIDER ANNIVERSARY ARE NOT INCLUDED IN THE
       MGAB BASE. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

       If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums and credited added during the 2-year period after your rider date. Withdrawals taken while the MGAB rider is in effect, as well as, transfers made within 3 years prior to the MGAB Benefit Date will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

       For any Special Fund under the twenty-year option, if the actual interest credited to and/or the investment earnings of the contract value allocated to the Special Fund over the calculation period is less than the amount calculated under the formula above, that lesser amount becomes the increase in your MGAB Base for the Special Fund for that period.

       Under the 20-year option, adding the rider after the contract date payment of premiums after the rider date, and/or investments in the Special Funds may prevent the MGAB Base from doubling over the waiting period.

         2. WE THEN SUBTRACT YOUR THEN CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

         3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Benefit Date to the subaccounts in which you are invested pro rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

  WITHDRAWALS AND TRANSFERS. We will reduce your MGAB Base and the MGAB Charge Base pro rata to the percentage of contract value of any withdrawals you make after the rider date but prior to the MGAB Benefit Date. Any transfers you make within three years prior to the MGAB Benefit Date will reduce the MGAB Base and the MGAB Charge Base pro rata to the percentage of contract value transferred. Transfers you make before this date will have no immediate impact on the MGAB Base.

  PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

  THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

  CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we will assess the pro rata portion of the MGAB rider charge for the current quarter.

  NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER
The MGIB rider is an optional benefit which guarantees that a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay and when you pay them, the MGIB Base Rate you select, and the dollar amount of any withdrawals you take while the rider is in effect. The charge for the MGIB Rider is higher if you select a higher MGIB Base Rate. For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

       (i) your annuity income based on your contract value on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

       (ii) your annuity income based on your contract value on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

       (iii)the MGIB annuity income based on your MGIB Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider MGIB for the annuity option you selected.
            Prior to applying the MGIB income factors, we will adjust the MGIB Base for any surrender charges, premium tax recovery and Market Value Adjustments that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider on the MGIB Benefit Date. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

  DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BASE. The MGIB Base is only a calculation used to determine the MGIB. The MGIB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

            (i) If you purchased the MGIB rider on the contract date, except for the Special Funds which require special calculations, the MGIB Base is equal to your initial and certain additional premiums paid plus credits, accumulated at your selected
                 MGIB Base Rate, reduced pro rata by all withdrawals taken while the MGIB rider is in effect. Such additional premium payments and credits added more than 5 years before the earliest MGIB Benefit Date are included in the MGIB Base. Subsequent premiums and credits are excluded from the MGIB Base.

            (ii) If you purchased the MGIB rider after the contract date, except for the special Funds which require special calculations, your MGIB Base is equal to your contract value on the rider date and certain additional premiums paid, accumulated at the MGIB Base Rate reduced pro rata by all withdrawals taken while the MGIB rider is in effect. Such additional premium payments and credits added more than 5 years before the earliest MGIB Benefit Date are included in the MGIB Base. Subsequent premiums and credits are excluded from the MGIB Base.

            (iii)For any Special Fund, if the actual earnings to
                 and/or the interest credited to the contract value allocated to the Special Fund over the calculation period is less than the amount determined under the formula above, that lesser amount becomes the change in your MGIB Base for the Special Fund.

            Of course, regardless of when purchased or how you invest, withdrawals will reduce the value of your MGIB Base pro rata to the percentage of the contract value withdrawn.

            We offer the following MGIB Base Rates: 0%, 3%, 5%, 6% and 7%. The Company may at its discretion discontinue offering any of these rates. The MGIB Base Rates are annual effective rates. The charge for the MGIB rider is higher if you select a higher MGIB Base Rate.

            The MGIB Base is subject to the MGIB Base Maximum. The MGIB Base Maximum is the amount calculated above until the earlier of: (i) the date the oldest contract owner reaches age 80, or (ii) the date the MGIB Base reaches two times the MGIB Eligible Premiums and credits, adjusted for any withdrawals. MGIB Eligible Premiums is the total of premiums paid after the rider date but more than 5 years before the earliest MGIB Benefit Date.

     2. Then we determine the MGIB annuity income based on your MGIB Base and the MGIB annuity option you selected.

Two MGIB Income Options are available under the MGIB Rider:

            (i) Income for Life (Single Life or Joint with 100% Survivor)
                and 10-30 Year Certain; or

            (ii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

                On the MGIB Benefit Date, we would apply the MGIB Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1000 of value applied than the guaranteed factors found in your Contract.

                Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option in order to determine the greater amount of income available to you on the MGIB Benefit Date.

  WITHDRAWALS AND TRANSFERS. We will reduce the MGIB Base and the MGIB Base Maximum pro rata by the percentage of contract value of any withdrawals you make. Any transfers to and from the subaccounts and Special Funds in which you are invested will cause your MGIB Base to be reallocated pro rata based on the percentage of contract value you transfer.

  PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased
(i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider.

  THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a ten-year waiting period from the contract date. If you added the MGIB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a 10-year waiting period from the rider date.

  NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. Upon the death of an annuitant who is not at the same time a contract owner prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

  NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE
THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE
PROVISIONS SET FORTH ABOVE.   ANNUITIZING USING THE MGIB MAY RESULT IN
THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS,
THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT
VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME
PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER

The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive annual periodic payments, equal to all premium payments and credits paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your Eligible
Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

       (i)if you purchased the MGWB rider on the contract date, your premium payments and credits, received during the first two contract years; or
       (ii)if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums and credits received that day, and any subsequent premium payments and credits received during the two-year period commencing on the rider date.

  THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount. Such withdrawals will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in both the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

  GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force, and you may continue to make withdrawals so long as:

       (i)   your contract value is greater than zero;
       (ii)  your MGWB Withdrawal Account is greater than zero;
       (iii) your latest allowable annuity start date has not been reached;
       (iv)  you have not elected to annuitize your Contract; and
       (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

  The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

  WITHDRAWAL ADJUSTMENTS. We will reduce the MGWB Withdrawal Account by the dollar amount of any withdrawal taken up to 7% per year of the Eligible Payment Amount. Any withdrawal taken in excess of 7% per year of the Eligible Payment Amount will reduce both the MGWB Withdrawal Account and the Eligible Payment Amount, pro rata in proportion to the percentage of contract value withdrawn. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

  AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given what we refer to as Automatic Periodic Benefit Status if:

       (i)   your MGWB Withdrawal Account is greater than zero;
       (ii) your latest allowable annuity start date has not been reached;
       (iii) you have not elected to annuitize your Contract; and
       (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

  Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary, equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date,
(ii) the death of the owner; or (iii) until your MGWB Withdrawal
Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status (that is your contract value is zero), we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of
(i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below), or (iii) the owner's death has occurred.

  On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for periods applicable to the remaining payments.

  Once the last MGWB periodic
payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

  DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Combination Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual death benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status, we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals.
In all other cases, the death benefit payable during Automatic
Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.
If you elected the Combination Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

  PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, (ii) within 30 days after the contract date, or
(iii) for any contract issued after December 31, 1999, but at least 30 days before the MGWB rider offering date in your state, during the 30-day period preceding contract anniversary.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same investment portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other
Contract Provisions" in this prospectus for information on other important provisions in your Contract.


                              WITHDRAWALS
Any time during the accumulation phase and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any Contract year is 10% of your contract value on the date of the withdrawal less any withdrawals during that contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date.

SYSTEMATIC WITHDRAWALS
You may elect to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

                                  MAXIMUM PERCENTAGE
                    FREQUENCY     OF CONTRACT VALUE
                    Monthly              0.833%
                    Quarterly            2.50%
                    Annually            10.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be systematically withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be systematically withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

  FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 10% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do us. We will assess a surrender charge on the withdrawal date if the systematic withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the systematic withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.

  Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable free withdrawal amount.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by Federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by Federal tax law, distributions adequate to satisfy the requirements imposed by Federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.


                   TRANSFERS AMONG YOUR INVESTMENTS
You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgement or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Transfers between Special Funds and other investment portfolios will result in a transfer of the Guaranteed
Death Benefit in proportion to the contract value transferred. In cases where more than one Guaranteed Death Benefit exists because of such transfers, each death benefit will be combined to calculate the total death benefit. Transfers may also affect your optional rider base. See "Optional Riders."

Transfers will be based on values at the end of the business day in which the transfer request and any required paperwork is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest
Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Account B and the Company will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Limited Maturity Bond subaccount or the Liquid Asset subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Asset subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Asset subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis.
The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $10,000 of contract value invested in the subaccounts of Account B, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.


                         DEATH BENEFIT CHOICES

DEATH BENEFIT DURING THE ACCUMULATION PHASE
During the accumulation phase, a death benefit is payable when either the annuitant (when a contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as any required claims forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.

You may choose from the following 4 death benefit choices: (1) the Standard Death Benefit Option; (2) the 7% Solution Enhanced Death Benefit Option; (3) the Annual Ratchet Enhanced Death Benefit Option; and (4) the Combination Enhanced Death Benefit Option. Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the enhanced death benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the enhanced death benefit. The
MGWB rider may affect the death benefit. See "Minimum Guaranteed Withdrawal Benefit (MGWB) Rider - Death Benefit during Automatic Periodic Benefit status."

  STANDARD DEATH BENEFIT. You will automatically receive the Standard Death Benefit unless you elect one of the enhanced death benefits.
The Standard Death Benefit under the Contract is the greatest of (i) your contract value minus any credits added within 1 year prior to death;
(ii) total premium payments reduced by a pro rata adjustment for any withdrawal; (iii) the cash surrender value; and (iv) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawals, plus all credits, then minus any credits applied within 1 year prior to death.

  ENHANCED DEATH BENEFITS. If the 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit or the Combination Enhanced Death Benefit is elected, the death benefit under the Contract is the greatest of (i) the contract value minus any credits added within 1 year prior to death; (ii) total premium payments reduced by a pro rata adjustment for any withdrawal; (iii) the cash surrender value; and
(iv) the enhanced death benefit as calculated below minus any credits added within 1 year prior to death.

  The Combination Enhanced Death Benefit is the greater of (1) the 7% Solution Enhanced Death Benefit or (2) the Annual Ratchet Enhanced
Death Benefit. Under this benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

            HOW THE ENHANCED DEATH BENEFIT IS CALCULATED
         7% SOLUTION                        ANNUAL RATCHET
   On each business day that         On each contract anniversary
   occurs on or before the           that occurs on or before the
   contract owner turns 80, we       contract owner turns age 80,
   credit interest at the 7%         we compare the prior enhanced
   annual effective rate* to the     death benefit to the contract
   enhanced death benefit from the   value and select the larger
   preceding day (which would be     amount as the new enhanced
   the initial premium and credit    death benefit.
   if the preceding day is the
   contract date), then we add       On all other days, the
   additional premiums paid and      enhanced death benefit is the
   credits added since the           amount determined below.  We
   preceding day, then we adjust     first take the enhanced death
   for any withdrawals made          benefit from the preceding day
   (including any Market Value       (which would be the initial
   Adjustment applied to such        premium and credit if the
   withdrawals and any associated    valuation date is the contract
   surrender charges**) since the    date) and then we add
   preceding day.  At age 80 or at   additional premiums paid and
   the time the maximum death        credits added since the
   benefit is reached, the           preceding day, then reduce the
   accumulation rate used will       enhanced death benefit pro
   change.                           rata for any contract value
   The maximum enhanced death        withdrawn.  That amount
   benefit is 3 times all premium    becomes the new enhanced
   payments and credits, as          death benefit.
   reduced by adjustments for
   withdrawals.***

   *The actual interest rate used for calculating the 7% Solution
      Enhanced Death Benefit for the Liquid Asset and Limited
      Maturity Bond investment portfolios and the Fixed Account, will be the lesser of (1) 7% and (2) the interest rate, positive or negative, providing a yield on the Guaranteed Death Benefit equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any fund as a Special Fund on existing contracts with respect to new premiums added to such fund and also with respect to new transfers to such funds. Thus, selecting these investments may limit the enhanced death benefit.
   **Each premium payment and credit reduced by adjustments for any withdrawals and any associated surrender charges incurred will continue to grow at the 7% annual effective rate until maximum is reached.
   ***Each withdrawal reduces the enhanced death benefit and the maximum enhanced death benefit as follows: If total withdrawals in a contract year do not exceed 7% of cumulative premiums and credits and did not exceed 7% of cumulative premiums and credits in any prior contract year, such withdrawals will reduce the enhanced death benefit and the maximum enhanced death benefit by the amount of the withdrawal (and any associated surrender charge) including any Market Value Adjustment. Once withdrawals in any contract year exceed 7% of cumulative premiums, withdrawals will reduce the enhanced death benefit and the maximum enhanced death benefit in proportion to the reduction in contract value.

   Pro rata withdrawal adjustment on all Death Benefit options is calculated by (i) dividing the contract value withdrawn by the contract value immediately prior to the withdrawal, and then (ii) multiplying the result by the amount of the applicable Death Benefit immediately prior to the withdrawal.

The Enhanced Death Benefits are available only at the time you purchase your Contract and only if the contract owner or annuitant (when the contract owner is other than an individual) is less than 80 years old at the time of purchase. Enhanced Death Benefits are not available where a Contract is owned by joint owners.

DEATH BENEFIT DURING THE INCOME PHASE
If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH-SPOUSE
If at the Owner's death, the surviving spouse of the deceased Owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will continue to apply, with all age criteria using the surviving spouse's age as the determining age.

At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the Owner will be waived. Any premiums paid later will be subject to any applicable surrender charge.

This addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions if this contract elects to continue the contract as his or her own.

CONTINUATION AFTER DEATH-NON SPOUSE
If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to normal distribution rules.


                           CHARGES AND FEES
We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.

CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. We currently use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

  SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 9-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

  COMPLETE YEARS ELAPSED     0    1    2    3    4    5    6    7    8   9+
     SINCE PREMIUM PAYMENT
  SURRENDER CHARGE           8%   8%   8%   8%   7%   6%   5%   3%   1%   0%

  WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60 day period and your request for the surrender or withdrawal, together with all required documentation is received at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualifying medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states. If we waive the surrender charge, we will deduct any credit added to your contract value within 1 year, and we will not add any additional credit to any additional premium you pay on or after the date of any such waiver.

  FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 10% of your contract value on the date of withdrawal less any withdrawals during that contract year.

  SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix
C. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

  PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time the initial and additional premiums are paid, regardless of when the annuity payments begin. In those states, we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

  ADMINISTRATIVE CHARGE. We deduct the annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $40 per Contract. This charge is waived if you have a contract value of $100,000 or more at the end of a contract year or the sum of the premiums paid equals or exceeds $100,000. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

  TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
  MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the death benefit you have elected. If you have elected the Standard Death Benefit, the charge, on an annual basis, is equal to 1.30% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .003585% for each day since the previous business day. If you have elected an enhanced death benefit, the charge, on an annual basis, is equal to 1.45% for the Annual Ratchet Enhanced Death Benefit, 1.65% for the 7% Solution Enhanced Death Benefit or 1.75% for the Combination Enhanced Death Benefit, of the assets you have in each subaccount. The charge is deducted each business day at the rate of .004002%, .004558%, or
 .004837%, respectively, for each day since the previous business day.

  ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% for each day since the previous business day. This charge is deducted daily from your assets in each subaccount in order to compensate Golden American for a portion of the administrative expenses under the Contract.

OPTIONAL RIDER CHARGES

Subject to state availability, you may purchase one of three optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. A Market Value Adjustment may apply if rider charges are deducted from your Fixed Interest Allocation more than 30 days before its maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract - Optional Riders."

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

       Waiting Period     Quarterly Charge
       --------------     ----------------
       10 Year............0.20% of the MGAB Charge Base (0.80% annually)
       20 Year............0.20% of the MGAB Charge Base (0.80% annually)

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date, and (ii) premiums and credits during the 2-year period commencing on the rider date, adjusted pro rata for withdrawals and adjusted for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

       MGIB Base Rate     Quarterly Charge
       --------------     ----------------
       0% ................0.05% of the MGIB Base  (0.20% annually)
       3%.................0.08% of the MGIB Base  (0.32% annually)
       5%.................0.10% of the MGIB Base  (0.40% annually)
       6%.................0.15% of the MGIB Base  (0.60% annually)
       7%.................0.20% of the MGIB Base  (0.80% annually)

The MGIB Base depends on the amount of premiums you pay, the credit applied, and when you pay the premium, the MGIB Base Rate you select, less pro rata adjustments for withdrawals and transfers. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Base immediately prior to the surrender or annuitization.

  MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.20% (0.80% annually) of the original MGWB
Eligible Premium Amount. See "Minimum Guaranteed Withdrawal Benefit
(MGWB) Rider" for a description of the MGWB Eligible Payment
Amount. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your total premiums paid, and applicable credits, immediately prior to the surrender or annuitization.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Please read the respective Trust prospectus for details.


                          THE ANNUITY OPTIONS
ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option chosen. You may change annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value adjusted for any applicable Market Value Adjustment on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate) under applicable law, the total contract value applied to purchase a Fixed Interest Allocation, and the applicable payment rate.

Our approval is needed for any option where:

    (1)The person named to receive payment is other than the contract owner or beneficiary;
    (2)The person named is not a natural person, such as a corporation; or
    (3)Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 3 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the Statement of Additional Information. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age
70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult your tax adviser for tax advice.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

  OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.
  OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Payment is made for the life of the annuitant in equal monthly installments and guaranteed for at least a period certain such as 10 or 20 years.
Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, payments continue until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.
  OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.
  OPTION 4. ANNUITY PLAN. The contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:
    (1)For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in the Contract.
    (2)For Option 3, no amounts are payable after both named persons have died.
    (3)For Option 4, the annuity option agreement will state the amount we will pay, if any.


                       OTHER CONTRACT PROVISIONS

REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Account B may not reasonably occur or so that the Company may not reasonably determine the value of Account B's net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or sex given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES--APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Your state may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the fixed account), (ii) then we exclude any credit initially applied, and (iii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.

SELLING THE CONTRACT
Directed Services, Inc. is the principal underwriter and distributor of the Contract as well as for other contracts issued through Account B and other separate accounts of Golden American. We pay Directed Services for acting as principal underwriter under a distribution agreement which in turn pays the writing agent. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Directed Services enters into sales agreements with broker-dealers affiliated with Fleet Financial Group, Inc. to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. Directed Services receives a maximum of 4.5% commission, and passes through 100% of the commission to the Fleet affiliated broker-dealer whose registered representative sold the contract.

                        UNDERWRITER COMPENSATION
         ----------------------------------------------------------
         |     NAME OF     |     AMOUNT OF     |      OTHER       |
         |    PRINCIPAL    |  COMMISSION TO BE |   COMPENSATION   |
         |   UNDERWRITER   |        PAID       | Reimbursement of |
         |                 |  Maximum of 4.5%  |       any        |
         |     Directed    |   of any initial  | covered expenses |
         |  Services, Inc. |   or additional   |     incurred     |
         |                 |  premium payments.|  by registered   |
         |                 |                   | representatives  |
         |                 |                   |       in         |
         |                 |                   | connection with  |
         |                 |                   | the distribution |
         |                 |                   |      of the      |
         |                 |                   |    Contracts.    |
         |                 |                   |                  |
         ----------------------------------------------------------

We do not pay any additional commissions on the sale or exercise of any of the optional benefit riders offered in this prospectus.

                           OTHER INFORMATION
VOTING RIGHTS
We will vote the shares of a Trust owned by Account B according to your instructions. However, if the Investment Company Act of 1940 or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Account B which are not attributable to contract owners in the same proportion.

YEAR 2000 PROBLEM
Like other business organizations and individuals around the world, Golden American and Account B could be adversely affected if the computer systems doing the accounts processing or on which Golden American and/or Account B relies do not properly process and calculate date-related information related to the end of the year 1999. This is commonly known as the Year 2000 (or Y2K) Problem. Golden American is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by its and Account B's major service providers. At this time, however, we cannot guarantee that these steps will be sufficient to avoid any adverse impact on Golden American and Account B.

STATE REGULATION
We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a materially adverse impact on the Company or Account B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Secretary of Golden American. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of Golden American Life Insurance Company and Account B appearing in this Prospectus or in the Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in this Prospectus or in the Statement of Additional Information and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                      FEDERAL TAX CONSIDERATIONS
The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
  DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for nonqualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Account B, through the subaccounts, will satisfy these diversification requirements.

In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Account B assets supporting the Contract.

  REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued.
We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from nonqualified contracts.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
  IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
  NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

  WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the Contract. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

  PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o   made on or after the taxpayer reaches age 59 1/2;

     o   made on or after the death of a contract owner;

     o   attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

  ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

  TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

  TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT.
A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax adviser as to the tax consequences.

  WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability.
Recipients can generally elect, however, not to have tax withheld from distributions.

  MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred no one annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and contributions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

  DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in
Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

  WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or
(b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and
(3) all rights and privileges granted by the Contract or allowed by Golden American will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRAS
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

ENHANCED DEATH BENEFIT
The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the contract value. The Internal Revenue Service has not ruled whether an Enhanced Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any Code section 401(a) pension or profit-sharing plan or Code section 403(b) tax-sheltered annuity.

Employers using
the Contract may want to consult their tax adviser regarding such limitation. Further, the Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the Enhanced Death Benefit provision in the Contract comports with IRA or Roth IRA qualification requirements.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

[Shaded Section Header]
--------------------------------------------------------------------------
      FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Stockholder
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company as of December 31, 1998 and 1997, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for the year ended December 31, 1998 and for the periods from October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 1998 and 1997, and the consolidated results of its operations and its cash flows for the year ended December 31, 1998 and for the periods from October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996 in conformity with generally accepted accounting principles.


                                             /s/Ernst & Young LLP




Des Moines, Iowa
February 12, 1999

                         GOLDEN AMERICAN LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                    (Dollars in thousands, except per share data)


                                                  POST-MERGER
                                     ------------------------------------
                                     December 31, 1998  December 31, 1997
                                     -----------------  -----------------
ASSETS
Investments:
  Fixed maturities, available for
    sale, at fair value (cost:
    1998 - $739,772; 1997 -
    $413,288)......................     $  741,985        $  414,401
  Equity securities, at fair value
    (cost: 1998 - $14,437; 1997 -
    $4,437)........................         11,514             3,904
  Mortgage loans on real estate....         97,322            85,093
  Policy loans.....................         11,772             8,832
  Short-term investments...........         41,152            14,460
                                        ----------        ----------
Total investments..................        903,745           526,690
Cash and cash equivalents..........          6,679            21,039
Due from affiliates................          2,983               827
Accrued investment income..........          9,645             6,423
Deferred policy acquisition costs..        204,979            12,752
Value of purchased insurance in
  force............................         35,977            43,174
Current income taxes recoverable...            628               272
Deferred income tax asset..........         31,477            36,230
Property and equipment, less
  allowances for depreciation
  of $801 in 1998 and $97 in 1997..          7,348             1,567
Goodwill, less accumulated
  amortization of $4,408 in 1998
  and $630 in 1997.................        146,719           150,497
Other assets.......................          6,239               755
Separate account assets............      3,396,114         1,646,169
                                        ----------        ----------
Total assets.......................     $4,752,533        $2,446,395
                                        ==========        ==========


                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS (CONTINUED)
                (Dollars in thousands, except per share data)

                                                  POST-MERGER
                                     ------------------------------------
                                     December 31, 1998  December 31, 1997
                                     -----------------  -----------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Policy liabilities and accruals:
 Future policy benefits:
 Annuity and interest sensitive life
   products.........................     $  881,112        $  505,304
 Unearned revenue reserve...........          3,840             1,189
 Other policy claims and benefits...             --                10
                                         ----------        ----------
                                            884,952           506,503

Line of credit with affiliate.......             --            24,059
Surplus notes.......................         85,000            25,000
Due to affiliates...................             --                80
Other liabilities...................         32,573            17,271
Separate account liabilities........      3,396,114         1,646,169
                                         ----------        ----------
                                          4,398,639         2,219,082

Commitments and contingencies

Stockholder's equity:
 Common stock, par value $10 per share,
   authorized,issued and outstanding
   250,000 shares...................          2,500            2,500
 Additional paid-in capital.........        347,640          224,997
 Accumulated other comprehensive
   income (loss)....................           (895)             241
 Retained earnings (deficit)........          4,649             (425)
                                         ----------       ----------
Total stockholder's equity..........        353,894          227,313
                                         ----------       ----------
Total liabilities and stockholder's
  equity............................     $4,752,533       $2,446,395
                                         ==========       ==========


                      See accompanying notes.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF OPERATIONS
                      (Dollars in thousands)


                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |                                     |
REVENUES:                                                          |                                     |
 Annuity and interest sensitive                                    |                                     |
  life product charges........    $  39,119           $  3,834     |     $ 18,288           $ 8,768      |     $12,259
 Management fee revenue.......        4,771                508     |        2,262               877      |       1,390
 Net investment income........       42,485              5,127     |       21,656             5,795      |       4,990
 Realized gains (losses) on                                        |                                     |
  investments.................       (1,491)                15     |          151                42      |        (420)
 Other income.................        5,569                236     |          426               486      |          70
                                  ---------           --------     |     --------           -------      |     -------
                                     90,453              9,720     |       42,783            15,968      |      18,289
                                                                   |                                     |
                                                                   |                                     |
INSURANCE BENEFITS AND EXPENSES:                                   |                                     |
Annuity and interest sensitive                                     |                                     |
 life benefits:                                                    |                                     |
 Interest credited to account                                      |                                     |
  balances.....................      94,845              7,413     |       19,276             5,741      |       4,355
 Benefit claims incurred in                                        |                                     |
  excess of account balances...       2,123                 --     |          125             1,262      |         915
 Underwriting, acquisition                                         |                                     |
  and insurance expenses:                                          |                                     |
  Commissions..................     121,171              9,437     |       26,818             9,866      |      16,549
  General expenses.............      37,577              3,350     |       13,907             5,906      |       9,422
  Insurance taxes..............       4,140                450     |        1,889               672      |       1,225
  Policy acquisition costs                                         |                                     |
    deferred...................    (197,796)           (13,678)    |      (29,003)          (11,712)     |     (19,300)
  Amortization:                                                    |                                     |
   Deferred policy acquisition                                     |                                     |
     costs.....................       5,148                892     |        1,674               244      |       2,436
   Value of purchased insurance                                    |                                     |
     in force..................       4,724                948     |        5,225             2,745      |         951
   Goodwill....................       3,778                630     |        1,398               589      |          --
                                  ---------          ---------     |     --------            ------      |     -------
                                     75,710              9,442     |       41,309            15,313      |      16,553
                                                                   |                                     |
Interest expense...............       4,390                557     |        2,082                85      |          --
                                  ---------          ---------     |     --------            ------      |     -------
                                     80,100              9,999     |       43,391            15,398      |      16,553
                                  ---------          ---------     |     --------            ------      |     -------
Income (loss) before income                                        |                                     |
  taxes........................      10,353               (279)    |         (608)              570      |       1,736
                                                                   |                                     |
Income taxes...................       5,279                146     |       (1,337)              220      |      (1,463)
                                  ---------          ---------     |     --------            ------      |     -------
Net income (loss)..............   $   5,074          $    (425)    |     $    729           $   350      |    $  3,199
                                  =========          =========     |     ========           =======      |    ========


                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                      (Dollars in thousands)


                                                                       Accumulated
                                             Redeemable   Additional      Other       Retained          Total
                                   Common    Preferred      Paid-in   Comprehensive   Earnings      Stockholder's
                                   Stock       Stock        Capital   Income (Loss)   (Deficit)        Equity
                                   ------------------------------------------------------------------------------
                                                                   PRE-ACQUISITION
                                   ------------------------------------------------------------------------------
Balance at January 1, 1996........ $2,500     $50,000     $  45,030     $   658         $  (63)      $  98,125
 Comprehensive income:
  Net income......................     --          --            --          --          3,199           3,199
  Change in net unrealized
   investment gains  (losses).....     --          --            --      (1,175)            --          (1,175)
 Comprehensive income.............                                                                       2,024
 Preferred stock dividends........     --          --            --          --           (719)           (719)
                                    ------    -------      --------     -------         ------       ---------
Balance at August 13, 1996........ $2,500     $50,000     $  45,030    $   (517)        $2,417       $  99,430
                                   ======     =======      ========    ========         ======       =========

                                   ------------------------------------------------------------------------------
                                                                  POST-ACQUISITION
                                   ------------------------------------------------------------------------------
Balance at August 14, 1996........ $2,500     $50,000     $  87,372          --             --        $139,872
 Comprehensive income:
  Net income......................     --          --            --          --         $  350             350
  Change in net unrealized
   investment gains (losses)......     --          --            --     $   262             --             262
 Comprehensive income.............                                          612
 Contribution of preferred stock
  to additional paid-in capital...     --     (50,000)       50,000          --             --             --
                                    ------    -------      --------     -------         ------       --------
Balance at December 31, 1996......   2,500         --       137,372         262            350        140,484
 Comprehensive income:
  Net income......................      --         --            --          --            729            729
  Change in net unrealized
   investment gains (losses)......      --         --            --       1,543             --          1,543
 Comprehensive income.............                                        2,272
 Contribution of capital..........      --         --         1,121          --             --          1,121
                                    ------    -------      --------     -------         ------       --------
Balance at October 24, 1997         $2,500         --      $138,493      $1,805         $1,079       $143,877
                                    ======    =======      ========      ======         ======       ========


                                   ------------------------------------------------------------------------------
                                                                     POST-MERGER
                                   ------------------------------------------------------------------------------
Balance at October 25, 1997.......  $2,500         --      $224,997          --             --      $227,497
 Comprehensive loss:
   Net loss.......................      --         --            --          --         $ (425)         (425)
  Change in net unrealized
   investment gains (losses)......      --         --            --     $   241             --           241
 Comprehensive loss...............                                                                      (184)
                                    ------    -------      --------     -------         ------       --------
Balance at December 31, 1997......   2,500         --       224,997         241           (425)      227,313
 Comprehensive income:
  Net income......................      --         --            --          --          5,074         5,074
  Change in net unrealized
   investment gains (losses)......      --         --            --      (1,136)            --        (1,136)
 Comprehensive income.............                                                                     3,938
 Contribution of capital..........      --         --       122,500          --             --       122,500
 Other............................      --         --           143          --             --           143
                                    ------    -------      --------     -------         ------      --------
Balance at December 31, 1998......  $2,500         --      $347,640     $  (895)        $4,649      $353,894
                                    ======    =======      ========     =======         ======      ========

                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CASH FLOWS
                      (Dollars in thousands)



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |                                     |
OPERATING ACTIVITIES                                               |                                     |
Net income (loss)............     $   5,074           $   (425)    |     $    729           $    350     |     $   3,199
Adjustments to reconcile net                                       |                                     |
 income (loss) to net cash                                         |                                     |
 provided by (used in)                                             |                                     |
 operations:                                                       |                                     |
 Adjustments related to annuity                                    |                                     |
  and interest sensitive life                                      |                                     |
  products:                                                        |                                     |
  Interest credited and other                                      |                                     |
   charges on interest                                             |                                     |
   sensitive products........         94,690             7,361     |       19,177              5,106     |         4,472
  Change in unearned                                               |                                     |
   revenues..................          2,651             1,189     |        3,292              2,063     |         2,084
 Decrease (increase) in                                            |                                     |
  accrued investment income..         (3,222)            1,205     |       (3,489)              (877)    |        (2,494)
 Policy acquisition costs                                          |                                     |
  deferred...................       (197,796)          (13,678)    |      (29,003)           (11,712)    |       (19,300)
 Amortization of deferred                                          |                                     |
  policy acquisition costs...          5,148               892     |        1,674                244     |         2,436
 Amortization of value of                                          |                                     |
  purchased insurance in                                           |                                     |
  force......................          4,724               948     |        5,225              2,745     |           951
 Change in other assets,                                           |                                     |
  other liabilities and                                            |                                     |
  accrued income taxes.......          9,891             4,205     |       (8,944)               (96)    |         4,672
 Provision for depreciation                                        |                                     |
  and amortization...........          8,147             1,299     |        3,203              1,242     |           703
 Provision for deferred                                            |                                     |
  income taxes...............          5,279               146     |          316                220     |        (1,463)
 Realized (gains) losses on                                        |                                     |
  investments................          1,491               (15)    |         (151)               (42)    |           420
                                   ---------          --------     |      --------           --------    |     ---------
Net cash provided by (used                                         |                                     |
 in)operating activities.....        (63,923)            3,127     |       (7,971)              (757)    |        (4,320)
                                                                   |                                     |
INVESTING ACTIVITIES                                               |                                     |
Sale, maturity or repayment                                        |                                     |
 of investments:                                                    |                                     |
 Fixed maturities - available                                      |                                     |
  for sale                           145,253             9,871     |       39,622             47,453     |        55,091
 Mortgage loans on real                                            |                                     |
  estate.....................          3,791             1,644     |        5,828                 40     |            --
 Short-term investments-net..             --                --     |       11,415              2,629     |           354
                                   ---------          --------     |     --------           --------     |     ---------
                                     149,044            11,515     |       56,865             50,122     |        55,445
Acquisition of investments:                                        |                                     |
 Fixed maturities - available                                      |                                     |
  for sale...................       (476,523)          (29,596)    |     (155,173)          (147,170)    |      (184,589)
 Equity securities...........        (10,000)               (1)    |       (4,865)                (5)    |            --
 Mortgage loans on real                                            |                                     |
  estate.....................        (16,390)          (14,209)    |      (44,481)           (31,499)    |            --
 Policy loans - net..........         (2,940)             (328)    |       (3,870)              (637)    |        (1,977)
 Short-term investments-net..        (26,692)          (13,244)    |           --                 --     |            --
                                   ---------          --------     |     --------           --------     |     ---------
                                    (532,545)          (57,378)    |     (208,389)          (179,311)    |      (186,566)
Purchase of property and                                           |                                     |
 equipment...................         (6,485)             (252)    |         (875)              (137)    |            --
                                   ---------          --------     |     --------           --------     |     ---------
Net cash used in investing                                         |                                     |
 activities..................       (389,986)          (46,115)    |     (152,399)          (129,326)    |      (131,121)


                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
         CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)
                      (Dollars in thousands)



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |                                     |
FINANCING ACTIVITIES                                               |                                     |
Proceeds from issuance of                                          |                                     |
 surplus note................     $  60,000                --      |           --           $ 25,000     |            --
Proceeds from reciprocal loan                                      |                                     |
 agreement borrowings........       500,722                --      |           --                 --     |            --
Repayment of reciprocal loan                                       |                                     |
 agreement borrowings........      (500,722)               --      |           --                 --     |            --
Proceeds from revolving                                            |                                     |
 note payable................       108,495                --      |           --                 --     |            --
Repayment of revolving note                                        |                                     |
 payable.....................      (108,495)               --      |           --                 --     |            --
Proceeds from line of credit                                       |                                     |
 borrowings..................            --           $10,119      |    $  97,124                 --     |            --
Repayment of line of credit                                        |                                     |
borrowings...................            --            (2,207)     |      (80,977)                --     |            --
Receipts from annuity and                                          |                                     |
 interest sensitive life                                           |                                     |
 policies credited to                                              |                                     |
 account balances............       593,428            62,306      |      261,549            116,819     |      $149,750
Return of account balances                                         |                                     |
 on annuity and interest                                           |                                     |
 sensitive life policies.....       (72,649)           (6,350)     |      (13,931)            (3,315)    |        (2,695)
Net reallocations to Separate                                      |                                     |
 Accounts                          (239,671)          (17,017)     |      (93,069)           (10,237)    |        (8,286)
Contributions of capital by                                        |                                     |
 parent......................        98,441                --      |        1,011                 --     |            --
Dividends paid on preferred                                        |                                     |
 stock.......................            --                --      |           --                 --     |          (719)
Net cash provided by                                               |                                     |
 financing activities........       439,549            46,851      |      171,707            128,267     |       138,050
                                                                   |                                     |
Increase (decrease) in cash                                        |                                     |
 and cash equivalents........       (14,360)            3,863      |       11,337             (1,816)    |         2,609
Cash and cash equivalents at                                       |                                     |
 beginning of period.........        21,039            17,176      |        5,839              7,655     |         5,046
Cash and cash equivalents at                                       |                                     |
 end of period...............     $   6,679           $21,039      |    $  17,176           $  5,839     |      $  7,655
                                                                   |                                     |
SUPPLEMENTAL DISCLOSURE                                            |                                     |
  OF CASH FLOW INFORMATION                                         |                                     |
Cash paid during the period                                        |                                     |
 for:                                                              |                                     |
 Interest....................     $   4,305           $   295      |    $   1,912                 --     |            --
 Income taxes................            99                --      |          283                 --     |            --
Non-cash financing activities:                                     |                                     |
 Non-cash adjustment to                                            |                                     |
  additional paid-in capital                                       |                                     |
  for adjusted merger costs..           143                --      |           --                 --     |            --
Contribution of property and                                       |                                     |
  equipment from EIC Variable,                                     |                                     |
  Inc. net of $353 of                                              |                                     |
  accumulated depreciation...            --                --      |          110                 --     |            --
Contribution of capital from                                       |                                     |
  parent to repay line of                                          |                                     |
  credit borrowings..........        24,059                --      |           --                 --     |            --


                     See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                         December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES

CONSOLIDATION

The consolidated financial statements include Golden American Life Insurance Company ("Golden American") and its wholly owned subsidiary, First Golden American Life Insurance Company of New
York ("First Golden," and with Golden American, collectively, the
"Companies"). All significant intercompany accounts and transactions have been eliminated.

ORGANIZATION

Golden American, a wholly owned subsidiary of Equitable of Iowa Companies, Inc., offers variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. On January 2, 1997 and December 23, 1997, First Golden became licensed to sell insurance products in New York and Delaware, respectively. The Companies' products are marketed by broker/dealers, financial institutions and insurance agents. The Companies' primary customers are consumers and corporations.

On October 24, 1997, PFHI Holding, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger ("Merger Agreement") dated July 7, 1997 among Equitable, PFHI and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation. See Note 6 for additional information regarding the merger.

On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable, Inc. (subsequently known as EIC Variable, Inc.) and its wholly owned subsidiaries, Golden American and Directed Services, Inc. ("DSI") from Whitewood Properties Corporation ("Whitewood"). See Note 7 for additional information regarding the acquisition.

For financial statement purposes, the ING merger was accounted for as a purchase effective October 25, 1997 and the change in control of Golden American through the acquisition of BT Variable, Inc. was accounted for as a purchase effective August 14, 1996. The merger and acquisition resulted in new bases of accounting reflecting estimated fair values of assets and liabilities at their respective dates. As a result, the Companies' financial statements for the periods after October 24, 1997 are presented on the Post-Merger new basis of accounting, for the period August 14, 1996 through October 24, 1997 are presented on the Post-Acquisition basis of accounting, and for August 13, 1996 and prior periods are presented on the Pre-Acquisition basis of accounting.

INVESTMENTS

Fixed Maturities: The Companies account for their investments under the Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which requires fixed maturities to be designated as either "available for sale," "held for investment" or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in value

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)


of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC") and deferred income taxes. At December 31, 1998 and 1997, all of the Companies' fixed maturities are designated as available for sale, although the Companies are not precluded from designating fixed maturities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations. Premiums and discounts are amortized/accrued utilizing a method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and other asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Equity Securities: Equity securities are reported at estimated fair value if readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which then becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations.

Mortgage Loans: Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Companies will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

Other Investments: Policy loans are reported at unpaid principal.
Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts.

Realized Gains and Losses: Realized gains and losses are determined on the basis of specific identification and average cost methods for manager initiated and issuer initiated disposals, respectively.

Fair Values: Estimated fair values, as reported herein, of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded fixed maturities are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of equity securities which consist of the Companies' investment in its registered separate accounts are based upon the quoted fair value of the securities comprising the individual portfolios underlying the separate accounts.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

CASH AND CASH EQUIVALENTS

For purposes of the accompanying Statements of Cash Flows, the Companies consider all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS

Certain costs of acquiring new insurance business, principally first year commissions and interest bonuses, extra credit bonuses and other expenses related to the production of new business, have been deferred. Acquisition costs for variable annuity and variable life products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively when the Companies revise their estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Companies have designated as "available for sale" under SFAS No. 115.

VALUE OF PURCHASED INSURANCE IN FORCE

As a result of the merger and the acquisition, a portion of the purchase price related to each transaction was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of VPIF is charged to expense in proportion to expected gross profits of the underlying business. This amortization is adjusted retrospectively when the Companies revise the estimate of current or future gross profits to be realized from the insurance contracts acquired. VPIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities. See Notes 6 and 7 for additional information on VPIF resulting from the merger and acquisition.

PROPERTY AND EQUIPMENT

Property and equipment primarily represent leasehold improvements, office furniture, certain other equipment and capitalized computer software and are not considered to be significant to the Companies' overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL

Goodwill was established as a result of the merger and is being amortized over 40 years on a straight-line basis. Goodwill established as a result of the acquisition was being amortized over 25 years on a straight-line basis. See Notes 6 and 7 for additional information on the merger and acquisition.

FUTURE POLICY BENEFITS

Future policy benefits for divisions with fixed interest guarantees of the variable products are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.00% to 10.00% during 1998, 3.30% to 8.25% during 1997 and 4.00% to 7.25% during 1996. The unearned revenue reserve represents unearned distribution fees. These distribution fees have been deferred and are amortized over the life of the contracts in proportion to expected gross profits.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

SEPARATE ACCOUNTS

Assets and liabilities of the separate accounts reported in the accompanying Balance Sheets represent funds separately administered principally for variable annuity and variable life contracts. Contractholders, rather than the Companies, bear the investment risk for the variable products. At the direction of the contractholders, the separate accounts invest the premiums from the sale of variable products in shares of specified mutual funds. The assets and liabilities of the separate accounts are clearly identified and segregated from other assets and liabilities of the Companies. The portion of the separate account assets equal to the reserves and other liabilities of variable annuity and variable life contracts cannot be charged with liabilities arising out of any other business the Companies may conduct.

Variable separate account assets are carried at fair value of the underlying investments and generally represent contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable annuity and variable life contracts invested in the separate accounts; the fair value of these liabilities is equal to their carrying amount. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Operations.

Product charges recorded by the Companies from variable products consist of charges applicable to each contract for mortality and expense risk, cost of insurance, contract administration and surrender charges. In addition, some variable annuity and all variable life contracts provide for a distribution fee collected for a limited number of years after each premium deposit. Revenue recognition of collected distribution fees is amortized over the life of the contract in proportion to its expected gross profits. The balance of unrecognized revenue related to the distribution fees is reported as an unearned revenue reserve.

DEFERRED INCOME TAXES

Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on equity securities and fixed maturities the Companies have designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Companies' Statements of Operations are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS
Golden American's ability to pay dividends to its Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 1999, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder unless a notice of its intent to declare a dividend and the amount of the dividend has been filed at least thirty days in advance of the proposed declaration. If the Superintendent finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing.
                                    85

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

SEGMENT REPORTING

As of December 31, 1998, the Companies adopted the SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information." SFAS No. 131 superseded SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise." SFAS No. 131 establishes standards for the way public business enterprises report information about operating segments in annual financial statements and requires enterprises to report selected information about operating segments in interim financial reports. SFAS No. 131 also establishes standards for related disclosures about products and services, geographic areas and major customers.

The Companies manage their business as one segment, the sale of variable products designed to meet customer needs for tax-advantaged methods of saving for retirement and protection from unexpected death. Variable products are sold to consumers and corporations throughout the United States. The adoption of SFAS No. 131 did not affect the results of operations or financial position of the Companies.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and value of purchased insurance in force, (4) fair values of assets and liabilities recorded as a result of merger and acquisition transactions, (5) asset valuation allowances, (6) guaranty fund assessment accruals, (7) deferred tax benefits (liabilities) and (8) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the proceeding are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

RECLASSIFICATIONS

Certain amounts in the financial statements for the periods ended within the years ended December 31, 1997 and 1996 have been reclassified to conform to the December 31, 1998 financial statement presentation.

2.   BASIS OF FINANCIAL REPORTING

The financial statements of the Companies differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger/acquisition and is amortized and charged to expense; (3) future policy benefit reserves for divisions with fixed interest guarantees of the variable products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


2.   BASIS OF FINANCIAL REPORTING (continued)

reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs and deferred income taxes (if applicable), credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturities is reduced to fair value by a charge to realized losses in the Statements of Operations when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (10) revenues for variable products consist of policy charges applicable to each contract for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (11) the financial statements of Golden American's wholly owned subsidiary are consolidated rather than recorded at the equity in net assets;
(12) surplus notes are reported as liabilities rather than as surplus; and (13) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

The net loss for Golden American as determined in accordance with statutory accounting practices was $68,002,000 in 1998, $428,000 in 1997 and $9,188,000 in 1996. Total statutory capital and surplus was $183,045,000 at December 31, 1998 and $76,914,000 at
December 31, 1997.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998

3.   INVESTMENT OPERATIONS

INVESTMENT RESULTS

Major categories of net investment income are summarized below:



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |       (Dollars in thousands)        |
                                                                   |                                     |
Fixed maturities.............     $35,224             $4,443       |     $18,488            $5,083       |     $4,507
Equity securities............          --                  3       |          --               103       |         --
Mortgage loans on                                                  |                                     |
 real estate.................       6,616                879       |       3,070               203       |         --
Policy loans.................         619                 59       |         482                78       |         73
Short-term                                                         |                                     |
 investments.................       1,311                129       |         443               441       |        341
Other, net...................         246               (154)      |          24                 2       |         22
Funds held in                                                      |                                     |
 escrow......................          --                 --       |          --                --       |        145
                                  -------             ------       |     -------            ------       |     ------
Gross investment                                                   |                                     |
 income......................      44,016              5,359       |      22,507             5,910       |      5,088
Less investment                                                    |                                     |
 expenses....................      (1,531)              (232)      |        (851)             (115)      |        (98)
                                  -------             ------       |     -------            ------       |     ------
Net investment                                                     |                                     |
 income......................     $42,485             $5,127       |     $21,656            $5,795       |     $4,990
                                  =======             ======       |     =======            ======       |     ======


Realized gains (losses) on investments are as follows:



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |        (Dollars in thousands)       |
                                                                   |                                     |
Fixed maturities:                                                  |                                     |
 available for sale..........     $(1,428)            $25          |     $151               $42          |     $(420)
Mortgage loans...............         (63)            (10)         |       --                --          |        --
                                  -------             ---          |     ----               ---          |     -----
Realized gains (losses)                                            |                                     |
 on investments..............     $(1,491)            $15          |     $151               $42          |     $(420)
                                  =======             ===          |     ====               ===          |     =====

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)

The change in unrealized appreciation (depreciation) of securities at fair value is as follows:


                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |       (Dollars in thousands)        |
                                                                   |                                     |
Fixed maturities:                                                  |                                     |
 Available for sale..........     $1,100              $(3,494)     |     $4,197             $2,497       |      $(3,045)
 Held for investment.........         --                   --      |         --                 --       |          (90)
Equity securities............     (2,390)                 (68)     |       (462)                (4)      |           (2)
                                  ------              -------      |     ------             ------       |      -------
Unrealized appreciation                                            |                                     |
 (depreciation) of                                                 |                                     |
 securities..................    $(1,290)             $(3,562)     |     $3,735             $2,493       |      $(3,137)
                                 =======              =======      |     ======             ======       |      =======


At December 31, 1998 and December 31, 1997, amortized cost, gross unrealized gains and losses and estimated fair values of fixed maturities, all of which are designated as available for sale, are as follows:

                                                               POST-MERGER
                                       ---------------------------------------------------------
                                                         Gross            Gross        Estimated
                                       Amortized       Unrealized      Unrealized        Fair
                                          Cost           Gains            Losses         Value
                                       ---------       ----------      ----------      ---------
                                                          (Dollars in thousands)
DECEMBER 31, 1998
U.S. government and governmental
 agencies and authorities............. $ 13,568          $  182          $   (8)       $ 13,742
Foreign governments...................    2,028               8              --           2,036
Public utilities......................   67,710             546            (447)         67,809
Corporate securities..................  365,569           4,578          (2,658)        367,489
Other asset-backed securities.........   99,877             281          (1,046)         99,112
Mortgage-backed securities............  191,020           1,147            (370)        191,797
                                       --------          ------         -------        --------
Total................................. $739,772          $6,742         $(4,529)       $741,985
                                       ========          ======         =======        ========

DECEMBER 31, 1997
U.S. government and governmental
  agencies and authorities............ $  5,705          $    5         $    (1)       $  5,709
Foreign governments...................    2,062              --              (9)          2,053
Public utilities......................   26,983              55              (4)         27,034
Corporate securities..................  259,798           1,105            (242)        260,661
Other asset-backed securities.........    3,155              32              --           3,187
Mortgage-backed securities............  115,585             202             (30)        115,757
                                       --------          ------         -------        --------
Total................................. $413,288          $1,399         $  (286)       $414,401
                                       ========          ======         =======        ========


                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)

At December 31, 1998, net unrealized investment gains on fixed maturities designated as available for sale totaled $2,213,000. Appreciation of $1,005,000 was included in stockholder's equity at December 31, 1998 (net of an adjustment of $203,000 to VPIF, an adjustment of $455,000 to DPAC and deferred income taxes of $550,000). Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair value for these securities.

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 1998 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                   POST-MERGER
                                           ---------------------------
                                           Amortized        Estimated
December 31, 1998                             Cost          Fair Value
----------------------------------------------------------------------
                                              (Dollars in thousands)
Due within one year......................  $ 50,208          $ 50,361
Due after one year through five years....   310,291           311,943
Due after five years through ten years...    78,264            78,541
Due after ten years......................    10,112            10,231
                                            448,875           451,076
Other asset-backed securities............    99,877            99,112
Mortgage-backed securities...............   191,020           191,797
                                           --------          --------
Total....................................  $739,772          $741,985
                                           ========          ========


An analysis of sales, maturities and principal repayments of the Companies' fixed maturities portfolio is as follows:



                                                        Gross       Gross      Proceeds
                                          Amortized    Realized    Realized      from
                                             Cost       Gains       Losses       Sale
                                          ---------    --------    --------    --------
                                                      (Dollars in thousands)
POST-MERGER
For the year ended December 31, 1998:
Scheduled principal repayments,
 calls and tenders......................  $102,504       $ 60      $    (3)    $102,561
Sales...................................    43,204        518       (1,030)      42,692
                                          --------       ----      -------     --------
Total...................................  $145,708       $578      $(1,033)    $145,253
                                          ========       ====      =======     ========

For the period October 25, 1997 through
 December 31, 1997:
Scheduled principal repayments,
 calls and tenders.....................   $  6,708      $  2            --     $  6,710
Sales..................................      3,138        23            --        3,161
                                          --------      ----       -------     --------
Total..................................   $  9,846      $ 25            --     $  9,871
                                          ========      ====       =======     ========


                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)



                                                        Gross       Gross      Proceeds
                                          Amortized    Realized    Realized      from
                                             Cost       Gains       Losses       Sale
                                          ---------    --------    --------    --------
                                                      (Dollars in thousands)
POST- ACQUISITION
For the period January 1, 1997 through
 October 24, 1997:
Scheduled principal repayments,
 calls and tenders.....................    $25,419         --         --       $25,419
Sales..................................     14,052       $153       $ (2)       14,203
                                           -------       ----       ----       -------
Total..................................    $39,471       $153       $ (2)      $39,622
                                           =======       ====       ====       =======
For the period August 14, 1996 through
 December 31, 1996:
Scheduled principal repayments,
 calls and tenders....................     $ 1,612         --         --       $ 1,612
Sales.................................      45,799       $115       $(73)       45,841
                                           -------       ----       ----       -------
Total.................................     $47,411       $115       $(73)      $47,453
                                           =======       ====       ====       =======

PRE-ACQUISITION
For the period January 1, 1996 through
 August 13, 1996:
Scheduled principal repayments,
 calls and tenders....................     $ 1,801         --         --       $ 1,801
Sales.................................      53,710       $152      $(572)       53,290
                                           -------       ----      -----       -------
Total.................................     $55,511       $152      $(572)      $55,091
                                           =======       ====      =====       =======


Investment Valuation Analysis: The Companies analyze the investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. During the year ended December 31, 1998, Golden American recognized a loss on two fixed maturity investments of $973,000. During 1997 and 1996, no investments were identified as having an other than temporary impairment.

Investments on Deposit: At December 31, 1998 and 1997, affidavits of deposits covering bonds with a par value of $6,470,000 and $6,605,000, respectively, were on deposit with regulatory authorities pursuant to certain statutory requirements.

Investment Diversifications: The Companies' investment policies related to the investment portfolio require diversification by asset type, company and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at December 31, 1998 and December 31, 1997. Fixed maturities included investments in basic industrials (26% in 1998, 30% in 1997), conventional mortgage-backed securities (25% in 1998, 13% in 1997), financial companies (19% in 1998, 24% in 1997), other asset-backed securities (11% in 1998) and various government bonds and government or agency mortgage-backed securities (5% in 1998, 17% in 1997). Mortgage loans on real estate have been analyzed

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)


by geographical location with concentrations by state identified as California (12% in 1998 and 1997), Utah (11% in 1998, 13% in 1997)
and Georgia (10% in 1998, 11% in 1997). There are no other concentrations of mortgage loans in any state exceeding ten percent at December 31, 1998 and 1997. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (36% in 1998, 43% in 1997), industrial buildings (32% in 1998, 33% in 1997) and retail facilities (20% in 1998, 15% in 1997). Equity securities are not significant to the Companies' overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 1998.

4.   COMPREHENSIVE INCOME

As of January 1, 1998, the Companies adopted the SFAS No. 130, "Reporting Comprehensive Income." SFAS No. 130 establishes new rules for the reporting and display of comprehensive income and its components; however, the adoption of this statement had no impact on the Companies' net income or stockholder's equity. SFAS No. 130 requires unrealized gains or losses on the Companies' available for sale securities (net of VPIF, DPAC and deferred income taxes) to be included in other comprehensive income. Prior to the adoption of SFAS No. 130, unrealized gains (losses) were reported separately in stockholder's equity. Prior year financial statements have been reclassified to conform to the requirements of SFAS No. 130.

Total comprehensive income (loss) for the Companies includes $1,015,000 for the year ended December 31, 1998 for First Golden ($159,000, $536,000 and $(57,000), respectively, for the periods
October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997 and December 17, 1996 through December 31, 1996). Other comprehensive income excludes net investment gains (losses) included in net income which merely represent transfers from unrealized to realized gains and losses. These amounts total $(2,133,000) in 1998. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments to VPIF and DPAC totaling $705,000 in 1998.

5.   FAIR VALUES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Companies' investments, investment contracts and debt fall within the standards' definition of a financial instrument. Fair values for the Companies' insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Companies' business or financial condition based on the information presented herein.

The Companies closely monitor the composition and yield of
invested assets, the duration and interest credited on insurance liabilities and resulting interest spreads and timing of cash flows. These amounts
                                    92

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


5.   FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

are taken into consideration in the Companies' overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Companies' business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

                                                   POST-MERGER
                                 -----------------------------------------------
                                    December 31, 1998       December 31, 1997
                                 ----------------------  -----------------------
                                              Estimated              Estimated
                                   Carrying     Fair      Carrying     Fair
                                    Value       Value      Value       Value
                                 -----------  ---------  ----------  -----------
                                             (Dollars in thousands)
ASSETS
Fixed maturities, available
 for sale......................  $  741,985  $  741,985  $  414,401   $  414,401
Equity securities..............      11,514      11,514       3,904        3,904
Mortgage loans on real estate..      97,322      99,762      85,093       86,348
Policy loans...................      11,772      11,772       8,832        8,832
Short-term investments.........      41,152      41,152      14,460       14,460
Cash and cash equivalents......       6,679       6,679      21,039       21,039
Separate account assets........  $3,396,114  $3,396,114  $1,646,169   $1,646,169

LIABILITIES
Annuity products...............     869,009     827,597     493,181      469,714
Surplus notes..................      85,000      90,654      25,000       28,837
Line of credit with affiliate..          --          --      24,059       24,059
Separate account liabilities...   3,396,114   3,396,114   1,646,169    1,646,169




The following methods and assumptions were used by the Companies in estimating fair values.

Fixed Maturities: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded securities are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities.

Equity Securities: Estimated fair values of equity securities, which consist of the Companies' investment in the portfolios underlying its separate accounts, are based upon the quoted fair value of individual securities comprising the individual portfolios. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable returns and quality.

Mortgage Loans on Real Estate: Fair values are estimated by discounting expected cash flows, using interest rates currently offered for similar loans.

Policy Loans: Carrying values approximate the estimated fair value for policy loans.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


5.   FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

Short-Term Investments and Cash and Cash Equivalents: Carrying values reported in the Companies' historical cost basis balance sheet approximate estimated fair value for these instruments due to their short-term nature.

Separate Account Assets: Separate account assets are reported at the quoted fair values of the individual securities in the separate accounts.

Annuity Products: Estimated fair values of the Companies' liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Companies would incur to extinguish the liability.

Surplus Notes: Estimated fair value of the Companies' surplus notes were based upon discounted future cash flows using a discount rate approximating the Companies' return on invested assets.

Line Of Credit With Affiliate: Carrying value reported in the
Companies' historical cost basis balance sheet approximates estimated fair value for this instrument.

Separate Account Liabilities: Separate account liabilities are reported at full account value in the Companies' historical cost balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

6.   MERGER

Transaction: On October 23, 1997, Equitable's shareholders approved the Merger Agreement dated July 7, 1997 among Equitable, PFHI and ING. On October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable according to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn, owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American and their wholly owned subsidiaries. In addition, Equitable owned all the outstanding capital stock of Locust Street Securities, Inc. ("LSSI"), Equitable Investment Services, Inc. (subsequently dissolved), DSI, Equitable of Iowa Companies Capital Trust, Equitable of Iowa Companies Capital Trust II and Equitable of Iowa Securities Network, Inc. (subsequently renamed ING Funds Distributor, Inc.). In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock and assumed approximately $400 million in debt. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation. All costs of the merger, including expenses to terminate certain benefit plans, were paid by the Parent.

Accounting Treatment: The merger was accounted for as a purchase resulting in a new basis of accounting, reflecting estimated fair values for assets and liabilities at October 24, 1997. The purchase price was allocated to EIC and its subsidiaries with $227,497,000 allocated to the Companies. Goodwill was established for the excess of the merger cost over the fair value of the net assets and attributed to EIC and its subsidiaries including Golden American and First Golden. The amount of goodwill allocated to the Companies relating to the merger was $151,127,000 at the merger date and is being amortized over 40 years on a straight-line basis. The carrying value of goodwill will be reviewed periodically for any indication of impairment in value. The Companies' DPAC, previous balance of VPIF and unearned revenue reserve, as of the merger date, were eliminated and a new asset of $44,297,000 representing VPIF was established for all policies in force at the merger date.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


6.   Merger (continued)

Value of Purchased Insurance In Force: As part of the merger, a portion of the acquisition cost was allocated to the right to receive future cash flows from insurance contracts existing with the Companies at the merger date. This allocated cost represents VPIF reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flow at the discount rate determined by ING.

An analysis of the VPIF asset is as follows:


                                                POST-MERGER
                                   -------------------------------------
                                                        For the period
                                      For the year     October 25, 1997
                                         ended              through
                                   December 31, 1998   December 31, 1997
                                   -----------------   -----------------
                                           (Dollars in thousands)

Beginning balance.................      $43,174              $44,297
                                        --------             --------
Imputed interest..................        2,802                1,004
Amortization......................       (7,753)              (1,952)
Changes in assumptions of
 timing of gross profits..........          227                   --
                                        --------             --------
Net amortization..................       (4,724)                (948)
Adjustment for unrealized gains
 on available for sale
 securities.......................          (28)                (175)
Adjustment for other receivables
 and merger costs.................       (2,445)                  --
                                        --------             --------
Ending balance....................      $35,977              $43,174
                                        =======              =======
Interest is imputed on the unamortized balance of VPIF at a rate of 7.38% for the year ended December 31, 1998 and 7.03% for the period October 25, 1997 through December 31, 1997. The amortization of VPIF, net of imputed interest, is charged to expense. VPIF decreased $2,664,000 in the second quarter of 1998 to adjust the value of other receivables at merger date and increased $219,000 in the first quarter of 1998 as a result of an adjustment to the merger costs. VPIF is adjusted for the unrealized gains (losses) on available for sale securities; such changes are included directly in stockholder's equity. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 1998 is $4,300,000 in 1999, $4,000,000 in 2000, $3,900,000 in 2001,
$3,700,000 in 2002 and $3,300,000 in 2003. Actual amortization may vary based upon changes in assumptions and experience.

7.   ACQUISITION

Transaction: On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable from Whitewood, a wholly owned subsidiary of Bankers Trust Company ("Bankers Trust"), according to the terms of the Purchase Agreement dated May 3, 1996 between Equitable and Whitewood. In exchange for the outstanding capital stock of BT Variable, Equitable paid the sum of $93,000,000 in cash to Whitewood in accordance with the terms of the Purchase Agreement. Equitable also paid the sum of $51,000,000 in cash to Bankers Trust to retire certain debt owed by BT
Variable to Bankers Trust pursuant to a revolving credit arrangement. After the acquisition, the BT Variable, Inc. name was changed to EIC Variable, Inc. On April 30, 1997, EIC Variable, Inc. was liquidated and its investments in

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


7.   Acquisition (continued)

Golden American and DSI were transferred to Equitable, while the remainder of its net assets were contributed to Golden American.
On December 30, 1997, EIC Variable, Inc. was dissolved.

Accounting Treatment: The acquisition was accounted for as a purchase resulting in a new basis of accounting, which reflected estimated fair values for assets and liabilities at August 13, 1996. The purchase price was allocated to the three companies purchased - BT Variable, DSI and Golden American. The allocation of the purchase price to Golden American was approximately $139,872,000. Goodwill was established for the excess of the purchase price over the fair value of the net assets acquired and attributed to Golden American. The amount of goodwill relating to the acquisition was $41,113,000 and was amortized over 25 years on a straight-line basis until the October 24, 1997 merger with ING. Golden American's DPAC, previous balance of VPIF and unearned revenue reserve, as of the acquisition date, were eliminated and an asset of $85,796,000 representing VPIF was established for all policies in force at the acquisition date.

Value of Purchased Insurance In Force: As part of the acquisition, a portion of the acquisition cost was allocated to the right to receive future cash flows from the insurance contracts existing with Golden American at the date of acquisition. This allocated cost represents VPIF reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flows at the discount rate determined by Equitable.

An analysis of the VPIF asset is as follows:



                                           POST-ACQUISITION           | PRE-ACQUISITION
                                  ------------------------------------|----------------
                                  For the period     For the period   | For the period
                                  January 1, 1997    August 14,1996   | January 1, 1996
                                      through           through       |     through
                                  October 24, 1997  December 31, 1996 | August 13, 1996
                                  ----------------  ----------------- | ---------------
                                                (Dollars in thousands)
                                                                      |
Beginning balance................      $83,051           $85,796      |      $6,057
                                       -------           -------      |      ------
Imputed interest.................        5,138             2,465      |         273
Amortization.....................      (12,656)           (5,210)     |      (1,224)
Changes in assumption of                                              |      ------
 timing of gross profits.........        2,293                --      |          --
                                       -------           -------      |
Net amortization.................       (5,225)           (2,745)     |        (951)
Adjustment for unrealized gains                                       |
 (losses) on available for sale                                       |
 securities......................         (373)               --      |          11
                                       -------           -------      |      ------
Ending balance                         $77,453           $83,051      |      $5,117
                                       =======           =======      |      ======

Pre-Acquisition VPIF represents the remaining value assigned to in force contracts when Bankers Trust purchased Golden American from Mutual Benefit Life Insurance Company in Rehabilitation ("Mutual
Benefit") on September 30, 1992.

Interest was imputed on the unamortized balance of VPIF at rates of 7.70% to 7.80% for the period August 14, 1996 through October 24, 1997. The amortization of VPIF net of imputed interest was charged to expense. VPIF was also adjusted for the unrealized gains (losses) on available for sale securities; such changes were included directly in stockholder's equity.


8.   INCOME TAXES

Golden American files a consolidated federal income tax return.
Under the Internal Revenue Code, a newly acquired insurance company cannot file as part of its parent's consolidated tax return for 5 years.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


8.   INCOME TAXES(continued)

At December 31, 1998, the Companies have net operating loss
("NOL") carryforwards for federal income tax purposes of approximately $50,917,000. Approximately $5,094,000, $3,354,000
and $42,469,000 of these NOL carryforwards are available to offset future taxable income of the Companies through the years 2011, 2012 and 2013, respectively.

INCOME TAX EXPENSE

Income tax expense (benefit) included in the consolidated financial statements is as follows:



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |        (Dollars in thousands)       |
                                                                   |                                     |
Current.....................          --                --         |     $    12              --         |          --
Deferred....................      $5,279              $146         |     (1,349)            $220         |     $(1,463)
                                  ------              ----         |                                     |
                                  $5,279              $146         |     $(1,337)           $220         |     $(1,463)
                                  ======              ====         |     =======            ====         |     =======


The effective tax rate on income (loss) before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference is as follows:

                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |        (Dollars in thousands)       |
                                                                   |                                     |
                                                                   |                                     |
Income (loss) before                                               |                                     |
 income taxes..............       $10,353             $(279)       |     $ ( 608)           $570         |     $1,736
                                  =======             =====        |     =======            ====         |     ======
Income tax (benefit) at                                            |                                     |
 federal statutory rate....       $ 3,624             $ (98)       |     $  (213)           $200         |     $  607
Tax effect (decrease) of:                                          |                                     |
 Realization of NOL                                                |                                     |
   carryforwards...........            --                --        |         --               --         |     (1,214)
 Goodwill amortization.....         1,322               220        |         --               --         |         --
 Compensatory stock                                                |                                     |
  option and restricted                                            |                                     |
  stock expense............            --                --        |     (1,011)              --         |         --
 Meals and                                                         |                                     |
  entertainment............           157                23        |         53               20         |         --
 Other items...............           176                 1        |       (166)              --         |         --
Change in valuation                                                |                                     |
 allowance.................            --                --        |         --               --         |       (856)
                                  =------             -----        |    -------             ----         |    -------
Income tax expense                                                 |                                     |
 (benefit).................       $ 5,279             $ 146        |    $(1,337)            $220         |    $(1,463)
                                  =======             =====        |    =======             ====         |    =======

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


8.   INCOME TAXES (continued)

DEFERRED INCOME TAXES

The tax effect of temporary differences giving rise to the Companies' deferred income tax assets and liabilities at December
31, 1998 and 1997 is as follows:


                                                  POST-MERGER
                                       ------------------------------------
                                       December 31, 1998  December 31, 1997
                                       -----------------  -----------------
                                              (Dollars in thousands)
Deferred tax assets:
 Net unrealized depreciation of
  securities at fair value..........     $    691                    --
 Future policy benefits.............       66,273               $27,399
 Deferred policy acquisition costs..           --                 4,558
 Goodwill...........................       16,323                17,620
 Net operating loss carryforwards...       17,821                 3,044
 Other..............................        1,272                 1,548
                                         --------               -------
                                          102,380                54,169


Deferred tax liabilities:
 Net unrealized appreciation of
  securities at fair value..........             --           $   (130)
 Fixed maturity securities..........       $ (1,034)            (1,665)
 Deferred policy acquisition costs..        (55,520)                --
 Mortgage loans on real estate......           (845)              (845)
 Value of purchased insurance in
  force.............................        (12,592)           (15,172)
 Other..............................           (912)              (127)
                                           --------           --------
                                            (70,903)           (17,939)
                                           --------           --------
Deferred income tax asset...........       $ 31,477           $ 36,230
                                           ========           ========

The Companies are required to establish a "valuation allowance" for any portion of the deferred tax assets management believes will not be realized. In the opinion of management, it is more likely than not the Companies will realize the benefit of the deferred tax assets; therefore, no such valuation allowance has been established.

9.   RETIREMENT PLANS

Defined Benefit Plans: In 1998 and 1997, the Companies were allocated their share of the pension liability associated with their employees. The Companies' employees are covered by the employee retirement plan of an affiliate, Equitable Life. Further, Equitable Life sponsors a defined contribution plan that is qualified under Internal Revenue Code Section 401(k). The following tables summarize the benefit obligations and the funded status for pension benefits over the two-year period ended December 31, 1998:

                       GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


9.   RETIREMENT PLANS (continued)


                                               1998           1997
                                             --------        ------
                                             (Dollars in thousands)
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at January 1............   $  956          $192
Service cost...............................    1,138           682
Interest cost..............................       97            25
Actuarial loss.............................    2,266            57
Benefit payments...........................      (3)           --
                                              ------          ----
Benefit obligation at December 31..........   $4,454          $956
                                              ======          ====

                                               1998           1997
                                             --------        ------
                                             (Dollars in thousands)
FUNDED STATUS
Funded status at December 31...............  $(4,454)        $(956)
Unrecognized net loss......................    2,266            --
                                             -------         -----
Net amount recognized......................  $(2,188)        $(956)
                                             =======         =====

During 1998 and 1997, the Companies' plan assets were held by Equitable Life, an affiliate.

The weighted-average assumptions used in the measurement of the Companies' benefit obligation are as follows:

                                                1998          1997
                                               ------        ------
DECEMBER 31
Discount rate................................   6.75%         7.25%
Expected return on plan assets...............   9.50          9.00
Rate of compensation increase................   4.00          5.00


The following table provides the net periodic benefit cost for the fiscal years 1998 and 1997:

                                        POST-MERGER               | POST-ACQUISITION
                             ------------------------------------ | ----------------
                                                For the period    |  For the period
                                For the year     October 25,1997  |  January 1,1997
                                   ended             through      |      through
                             December 31, 1998  December 31, 1997 | October 24, 1997
                             -----------------  ----------------- | ----------------
                                                  (Dollars in thousands)
                                                                  |
Service cost................      $1,138               $114       |        $568
Interest cost...............          97                 10       |          15
Amortization of net loss....          --                 --       |           1
                                  ------               ----       |        ----
Net periodic benefit cost...      $1,235               $124       |        $584
                                  ======               ====       |        ====

There were no gains or losses resulting from curtailments or settlements during 1998 or 1997.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


9.   RETIREMENT PLANS (continued)

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $4,454,000, $3,142,000 and $0, respectively, as of December 31, 1998 and $956,000, $579,000 and $0, respectively, as of December 31, 1997.

10.  RELATED PARTY TRANSACTIONS

Operating Agreements: DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable insurance products issued by the Companies. DSI is authorized to enter into agreements with broker/dealers to distribute the Companies' variable insurance products and appoint representatives of the broker/dealers as agents. For the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the Companies paid commissions to DSI totaling $117,470,000, $9,931,000 and $26,419,000, respectively ($9,995,000 for the period August 14, 1996 through December 31, 1996 and $17,070,000 for the period January 1, 1996 through August 13, 1996).

Golden American provides certain managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the fee was $4,771,000, $508,000 and $2,262,000, respectively. For the periods August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996 the fee was $877,000 and $1,390,000, respectively.

Effective January 1, 1998, the Companies have an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management services. Under the agreement, the Companies record a fee based on the value of the assets under management. The fee is payable quarterly. For the year ended December 31, 1998, the Companies incurred fees of $1,504,000 under this agreement.

Prior to 1998, the Companies had a service agreement with Equitable Investment Services, Inc. ("EISI"), an affiliate, in which EISI provided investment management services. Payments for these services totaled $200,000, $768,000 and $72,000 for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997 and August 14, 1996 through December 31, 1996, respectively.

Golden American has a guaranty agreement with Equitable Life, an affiliate. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. As Golden American's risk based capital level was above required amounts, no annual fee was payable in 1998 or in 1997.

Golden American provides certain advisory, computer and other resources and services to Equitable Life. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $5,833,000 for the year ended December 31, 1998 ($1,338,000 and $2,992,000 for the periods October 25,

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998

10.  RELATED PARTY TRANSACTIONS (continued)

1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively). No services were provided by Golden American in 1996.

The Companies have a service agreement with Equitable Life in which Equitable Life provides administrative and financial related services. Under this agreement, the Companies incurred expenses of $1,058,000 for the year ended December 31, 1998 ($13,000 and $16,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively).

First Golden provides resources and services to DSI. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $75,000 in 1998.

For the year ended December 31, 1998, the Companies had premiums, net of reinsurance, for variable products from four affiliates, Locust Street Securities, Inc., Vestax Securities Corporation, DSI and Multi-Financial Securities Corporation of $122,900,000, $44,900,000, $13,600,000 and $13,400,000, respectively. The
Companies had premiums, net reinsurance, for variable products from three affiliates, Locust Street Securities, Inc., Vestax Securities Corporation and DSI of $9,300,000, $1,900,000 and $2,100,000 respectively, for the period October 25, 1997 through December 31, 1997 ($16,900,000, $1,200,000 and $400,000 for the
period January 1, 1997 through October 24, 1997, respectively).

Reciprocal Loan Agreement: Golden American maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement which became effective January 1, 1998 and expires December 31, 2007, Golden American and ING AIH can borrow up to $65,000,000 from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval of the State of Delaware Department of Insurance. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $1,765,000 in 1998. At December 31, 1998, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

Line of Credit: Golden American maintained a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement which became effective December 1, 1996 and expired December 31, 1997, Golden American could borrow up to $25,000,000. Interest on any borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. Under this agreement, Golden American incurred interest expense of $211,000 for the year ended December 31, 1998 ($213,000 for the period October 25, 1997 through December 31, 1997, $362,000 for the period January 1, 1997 through October 24, 1997 and $85,000 for the period August 14, 1996 through December 31, 1996). The outstanding balance was paid by a capital contribution.

Surplus Notes: On December 30, 1998, Golden American issued a 7.25% surplus note in the amount of $60,000,000 to Equitable Life. The note matures on December 29, 2028. The note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred no interest in 1998.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


10.  RELATED PARTY TRANSACTIONS (continued)
On December 17, 1996, Golden American issued an 8.25% surplus note in the amount of $25,000,000 to Equitable. The note matures on December 17, 2026. The note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors of Golden American. Any payment of principal made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred interest totaling $2,063,000 in 1998 ($344,000 and $1,720,000 for the periods
October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively). On December 17, 1996, Golden American contributed the $25,000,000 to First Golden acquiring 200,000 shares of common stock (100% of outstanding stock) of First Golden.

Stockholder's Equity:  On September 23, 1996, EIC Variable, Inc.
contributed $50,000,000 of Preferred Stock to the Companies' additional paid-in capital. During 1998, Golden American received
$122,500,000 of capital contributions from its Parent.

11.  COMMITMENTS AND CONTINGENCIES

Contingent Liability: In a transaction that closed on September 30, 1992, Bankers Trust acquired from Mutual Benefit, in accordance with the terms of an Exchange Agreement, all of the issued and outstanding capital stock of Golden American and DSI and certain related assets for consideration with an aggregate value of $13,200,000 and contributed them to BT Variable. The transaction involved settlement of pre-existing claims of Bankers Trust against Mutual Benefit. The ultimate value of these claims has not yet been determined by the Superior Court of New Jersey and, prior to August 13, 1996, was contingently supported by a $5,000,000 note payable from Golden American and a $6,000,000 letter of credit from Bankers Trust. Bankers Trust estimated the contingent liability due from Golden American amounted to $439,000 at August 13, 1996. At August 13, 1996, the balance of the escrow account established to fund the contingent liability was $4,293,000.

On August 13, 1996, Bankers Trust made a cash payment to Golden American in an amount equal to the balance of the escrow account less the $439,000 contingent liability discussed above. In exchange, Golden American irrevocably assigned to Bankers Trust all of Golden American's rights to receive any amounts to be disbursed from the escrow account in accordance with the terms of the Exchange Agreement. Bankers Trust also irrevocably agreed to make all payments becoming due under the Golden American note and to indemnify Golden American for any liability arising from the note.

Reinsurance: At December 31, 1998, the Companies had reinsurance treaties with four unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks under variable contracts. The Companies remain liable to the extent reinsurers do not meet their obligations under the reinsurance agreements. Reinsurance ceded in force for life mortality risks were $111,552,000 and $96,686,000 at December 31, 1998 and 1997, respectively. At December 31, 1998, the Companies have a net receivable of $7,470,000 for reserve credits, reinsurance claims or other receivables from these reinsurers comprised of $439,000 for claims recoverable from reinsurers, $543,000 for a payable for reinsurance premiums and $7,574,000 for a receivable from an unaffiliated reinsurer. Included in the accompanying financial statements are net considerations to reinsurers of $4,797,000, $326,000, $1,871,000, $875,000 and
$600,000 and net policy benefits recoveries of $2,170,000, $461,000, $1,021,000, $654,000 and $1,267,000 for the year ended
December 31, 1998 and for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996, respectively.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


11.  COMMITMENTS AND CONTINGENCIES (continued)

Effective June 1, 1994, Golden American entered into a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying financial statements are presented net of the effects of the treaty which increased income by $1,022,000, $265,000, $335,000, $10,000 and $56,000 for the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996, respectively.

Guaranty Fund Assessments: Assessments are levied against the Companies by life and health guaranty associations in most states in which the Companies are licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Companies cannot predict whether and to what extent legislative initiatives may affect the right to offset. The associated cost for a particular insurance company can vary significantly based upon its fixed account premium volume by line of business and state premiums as well as its potential for premium tax offset. The Companies have established an undiscounted reserve to cover such assessments and regularly reviews information regarding known failures and revises its estimates of future guaranty fund assessments. Accordingly, the Companies accrued and charged to expense an additional $1,123,000 for the year ended December 31, 1998, $141,000 for the period October 25, 1997 through December 31, 1997, $446,000 for the period January 1, 1997 through October 24, 1997, $291,000 for the period August 14, 1996 through December 31, 1996 and $480,000 for the period January 1, 1996 through August 13, 1996. At December 31, 1998, the Companies have an undiscounted reserve of $2,446,000 to cover estimated future assessments (net of related anticipated premium tax credits) and has established an asset totaling $586,000 for assessments paid which may be recoverable through future premium tax offsets. The Companies believe this reserve is sufficient to cover expected future guaranty fund assessments, based upon previous premiums, and known insolvencies at this time.

Litigation: The Companies, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. The Companies currently believe no pending or threatened lawsuits exist that are reasonably likely to have a material adverse impact on the Companies.

Vulnerability from Concentrations: The Companies have various concentrations in its investment portfolio (see Note 3 for further information). The Companies' asset growth, net investment income and cash flow are primarily generated from the sale of variable products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed could cause a severe impact to the Companies' financial condition. Two broker/dealers generated 27% of the Companies' sales (53% by two broker/dealers during 1997).

Leases: The Companies lease their home office space, certain other equipment and capitalized computer software under operating leases which expire through 2018. During the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996, rent expense totaled $1,241,000, $39,000, $331,000, $147,000 and $247,000, respectively. At December 31, 1998, minimum rental payments due under all non-cancelable operating leases with initial terms of one
                                    103

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998

11.  COMMITMENTS AND CONTINGENCIES (continued)

year or more are: 1999 - $1,528,000; 2000 - $1,429,000; 2001 - $1,240,000;
2002 - $1,007,000; 2003 - $991,000 and 2004 and thereafter - $5,363,000.

Revolving Note Payable: To enhance short-term liquidity, the Companies have established a revolving note payable effective July 27, 1998 and expiring July 31, 1999 with SunTrust Bank, Atlanta (the "Bank"). The note was approved by the Boards of Directors of Golden American and First Golden on August 5, 1998 and September 29, 1998, respectively. The total amount the Companies may have outstanding is $85,000,000, of which Golden American and First Golden have individual credit sublimits of $75,000,000 and $10,000,000, respectively. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.25% or (2) a rate quoted by the Bank to the Companies for the advance. The terms of the agreement require the Companies to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. During the year ended December 31, 1998, the Companies incurred interest expense of $352,000. At December 31, 1998, the Companies did not have any borrowings under this agreement.

                  STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS
      ITEM                                                PAGE
      Introduction                                           1
      Description of Golden American Life Insurance Company  1
      Safekeeping of Assets                                  1
      The Administrator                                      1
      Independent Auditors                                   1
      Distribution of Contracts                              1
      Performance Information                                2
      IRA Withdrawal Option                                  7
      Other Information                                      7
      Financial Statements of Separate Account B             7
      Appendix  Description of Bond Ratings                A-1





PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THIS PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

               __________________________________________________
               NAME

               __________________________________________________
               SOCIAL SECURITY NUMBER

               __________________________________________________
               STREET ADDRESS

               __________________________________________________
               CITY, STATE, ZIP


105119  Galaxy Premium Plus (02/00)
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                  This page intentionally left blank.

                              APPENDIX A
                    CONDENSED FINANCIAL INFORMATION

Except for the Equity, Growth and Income, Small Company Growth, Asset Allocation, High Quality Bond, Investors, Large Cap Value, All Cap and Managed Global subaccounts which commenced operations as of the date of this prospectus (or soon after), the following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table. The Equity, Growth and Income, Small Company Growth, Asset Allocation and High Quality Bond subaccounts have starting accumulation unit values of $10.00.


LIQUID ASSET
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  14.33            1,185,641      $   16,985       |
| 1997       13.83              131,429           1,818       |
| 10/1/97    13.71                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $14.11              839,093       $  11,842       |
        | 1997       13.65               61,012             846       |
        | 10/1/97    13.53                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $13.88            2,967,968      $   41,195       |
                | 1997       13.44              298,288           4,009       |
                | 10/1/97    13.33                   --              --       |
                |-------------------------------------------------------------|


LIMITED MATURITY BOND
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  16.77              633,316       $  10,620       |
| 1997       15.91               16,839             268       |
| 10/1/97    15.72                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $16.52              334,521        $  5,526       |
        | 1997       15.70               10,105             159       |
        | 10/1/97    15.52                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $16.25              910,113       $  14,787       |
                | 1997       15.47               12,557             195       |
                | 10/1/97    15.29                   --              --       |
                |-------------------------------------------------------------|


GLOBAL FIXED INCOME
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  13.09              187,670        $  2,456       |
| 1997       11.87                3,418              41       |
| 10/1/97    11.99                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $13.00               80,199          $1,043       |
        | 1997       11.81                  310               4       |
        | 10/1/97    11.93                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $12.92              180,373        $  2,330       |
                | 1997       11.75                6,455              76       |
                | 10/1/97    11.87                   --              --       |
                |-------------------------------------------------------------|


                                     A1

TOTAL RETURN
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  17.72            1,708,118       $  30,264       |
| 1997       16.10               54,291             874       |
| 10/1/97    16.10                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $17.60            1,404,222       $  24,713       |
        | 1997       16.02               25,888             415       |
        | 10/1/97    15.75                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $17.49            3,742,869       $  65,449       |
                | 1997       15.94              147,659           2,354       |
                | 10/1/97    15.68                   --              --       |
                |-------------------------------------------------------------|


EQUITY INCOME
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  21.94              257,646        $  5,652       |
| 1997       20.55               26,372             542       |
| 10/1/97    20.55                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $21.61              207,605        $  4,486       |
        | 1997       20.28               13,243             269       |
        | 10/1/97    20.29                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $21.26              713,431       $  15,164       |
                | 1997       19.97               35,002             699       |
                | 10/1/97    19.99                   --              --       |
                |-------------------------------------------------------------|


FULLY MANAGED
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  20.53              593,655       $  12,189       |
| 1997       19.66               36,852             725       |
| 10/1/97     9.49                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $20.23              512,203       $  10,361       |
        | 1997       19.40               28,440             552       |
        | 10/1/97    19.24                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $19.90            1,673,484       $  33,294       |
                | 1997       19.11              108,003           2,064       |
                | 10/1/97    18.96                   --              --       |
                |-------------------------------------------------------------|


RISING DIVIDENDS
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  22.61            1,802,632       $  40,757       |
| 1997       20.09               50,068           1,006       |
| 10/1/97    19.30                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $22.43            1,454,269       $  32,624       |
        | 1997       19.96               34,332             685       |
        | 10/1/97    19.19                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $22.22            4,169,562       $  92,659       |
                | 1997       19.81              169,648           3,360       |
                | 10/1/97    19.05                   --              --       |
                |-------------------------------------------------------------|


                                     A2

CAPITAL GROWTH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  17.01            1,393,674       $  23,707       |
| 1997       15.41              101,866           1,569       |
| 10/1/97    15.99                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $16.94            1,251,474       $  21,197       |
        | 1997       15.36              160,843           2,471       |
        | 10/1/97    15.95                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $16.87            2,660,020       $  44,867       |
                | 1997       15.32              246,159           3,772       |
                | 10/1/97    15.92                   --              --       |
                |-------------------------------------------------------------|


GROWTH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  16.29            1,521,473       $  24,792       |
| 1997       13.03               97,853           1,275       |
| 10/1/97    15.18                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $16.22              797,510       $  12,940       |
        | 1997       12.99               34,329             446       |
        | 10/1/97    15.14                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $16.16            2,265,343       $  36,602       |
                | 1997       12.96              226,700           2,938       |
                | 10/1/97    15.10                   --              --       |
                |-------------------------------------------------------------|


VALUE EQUITY
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  18.31              491,538        $  8,998       |
| 1997       18.28               28,327             518       |
| 10/1/97    18.85                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $18.20              470,129        $  8,556       |
        | 1997       18.20               40,454             736       |
        | 10/1/97    18.78                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $18.06            1,161,575       $  20,974       |
                | 1997       18.09              117,054           2,117       |
                | 10/1/97    18.67                   --              --       |
                |-------------------------------------------------------------|


RESEARCH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  22.89            1,882,609       $  43,093       |
| 1997       18.87               58,635           1,106       |
| 10/1/97    19.33                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $22.73            1,664,084       $  37,830       |
        | 1997       18.77               29,908             561       |
        | 10/1/97    19.24                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $22.59            3,540,785       $  79,977       |
                | 1997       18.67              154,878           2,892       |
                | 10/1/97    19.15                   --              --       |
                |-------------------------------------------------------------|


                                     A3

STRATEGIC EQUITY
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  14.23              291,183       $   4,143       |
| 1997       14.31               13,199             189       |
| 10/1/97    14.14                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $14.16              162,917        $  2,307       |
        | 1997       14.26               15,985             228       |
        | 10/1/97    14.10                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $14.07              748,842       $  10,538       |
                | 1997       14.20               49,579             704       |
                | 10/1/97    14.04                   --              --       |
                |-------------------------------------------------------------|


CAPITAL APPRECIATION
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  24.50              552,738       $  13,542       |
| 1997       22.05               12,122             267       |
| 10/1/97    21.95                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $24.26              436,641        $ 10,591       |
        | 1997       21.87               20,531             449       |
        | 10/1/97    21.78                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $23.98              999,496       $  23,892       |
                | 1997       21.65               66,918           1,449       |
                | 10/1/97    21.57                   --              --       |
                |-------------------------------------------------------------|


MID-CAP GROWTH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  22.43              871,756       $  19,550       |
| 1997       18.52               35,953             666       |
| 10/1/97    18.94                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $22.31              523,815       $  11,688       |
        | 1997       18.45               13,732             253       |
        | 10/1/97    18.88                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $22.17            1,207,879       $  26,779       |
                | 1997       18.36               48,168             885       |
                | 10/1/97    18.79                   --              --       |
                |-------------------------------------------------------------|


SMALL CAP
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  15.37            1,029,412       $  15,820       |
| 1997       12.88               58,584             755       |
| 10/1/97    13.85                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $15.30              594,716        $  9,098       |
        | 1997       12.84               20,111             258       |
        | 10/1/97    13.82                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $15.23            1,273,236       $  19,390       |
                | 1997       12.81               99,963           1,280       |
                | 10/1/97    13.78                   --              --       |
                |-------------------------------------------------------------|


                                     A4

REAL ESTATE
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  21.74              196,372        $  4,270       |
| 1997       25.48               10,718             273       |
| 10/1/97    25.25                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $21.42              112,984        $  2,420       |
        | 1997       25.14                8,060             203       |
        | 10/1/97    24.92                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $21.07              408,418        $  8,604       |
                | 1997       24.76               44,523           1,102       |
                | 10/1/97    24.56                   --              --       |
                |-------------------------------------------------------------|


HARD ASSETS
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  14.28               50,015         $   714       |
| 1997       20.57                4,291              88       |
| 10/1/97    24.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $14.07               33,342         $   469       |
        | 1997       20.29                4,830              98       |
        | 10/1/97    23.68                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $13.84              205,654        $  2,846       |
                | 1997       19.99               10,671             213       |
                | 10/1/97    23.34                   --              --       |
                |-------------------------------------------------------------|


DEVELOPING WORLD
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $ 7.28              131,499         $   958       |
| 2/19/98    10.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $ 7.27               31,253         $   227       |
        | 2/19/98    10.00                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $ 7.26              111,256         $   808       |
                | 2/19/98       --                   --              --       |
                |-------------------------------------------------------------|


PIMCO HIGH YIELD BOND
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $10.08              872,132        $  8,791       |
| 5/1/98     10.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $10.07              424,746        $  4,277       |
        | 5/1/98     10.00                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $10.06            1,487,999       $  14,969       |
                | 5/1/98     10.00                   --              --       |
                |-------------------------------------------------------------|


                                     A5

PIMCO STOCKSPLUS GROWTH AND INCOME
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $11.11              883,763        $  9,820       |
| 5/1/98     10.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $11.10              467,386        $  5,188       |
        | 5/1/98     10.00                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $11.09            1,878,277       $  20,828       |
                | 5/1/98     10.00                   --              --       |
                |-------------------------------------------------------------|


INTERNATIONAL EQUITY
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $  10.29            1,067,090       $  10,979       |
| 1997        9.90               38,652             383       |
| 10/1/97    11.57                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $10.32              680,862        $  7,025       |
        | 1997        9.95               36,098             359       |
        | 10/1/97    11.62                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $10.27            1,736,702       $  17,844       |
                | 1997        9.92               72,955             724       |
                | 10/1/97    11.60                   --              --       |
                |-------------------------------------------------------------|





                                     A6

                  MARKET VALUE ADJUSTMENT EXAMPLES

`EXAMPLE #1: FULL SURRENDER -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

   Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested
3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

   1. The contract value of the Fixed Interest Allocation on the date of surrender is $124,230
      ( $100,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0850 ) ^  2,555 / 365  - 1 ) = $11,535

   Therefore, the amount paid to you on full surrender ignoring any surrender charge is $112,695 ( $124,230 - $11,535 ).

EXAMPLE #2: FULL SURRENDER -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

   Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested
3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

   1. The contract value of the Fixed Interest Allocation on the date of surrender is $124,230
      ( $100,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0650 ) ^  2,555 / 365  - 1 ) = $4,141

   Therefore, the amount paid to you on full surrender ignoring any surrender charge is $124,230 ( $124,230 + $4,141 ).

EXAMPLE #3: WITHDRAWAL -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

   Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a withdrawal of $112,695 is requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 8%;
and that no prior transfers or withdrawals affecting this Fixed
Interest Allocation have been made.

                                  B1

   First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

   1. The contract value of the Fixed Interest Allocation on the date of withdrawal is $248,459
      ( $200,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Amount that must be withdrawn =
      ( $112,695 / ( 1.07 / 1.0850 ) ^  2,555 / 365  - 1 ) = $124,230

   Then calculate the Market Value Adjustment on that amount.

   4. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0850 ) ^  2,555 / 365  - 1 ) = $11,535

   Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $112,695 as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $112,695, and also reduced by the Market Value Adjustment of $11,535, for a total reduction in the Fixed Interest Allocation of $124,230.

EXAMPLE #4: WITHDRAWAL -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

   Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate of 7%; that a withdrawal of $128,371 requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

   First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

   1. The contract value of Fixed Interest Allocation on the date of surrender is $248,459 ( $200,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Amount that must be withdrawn =
      ( $128,371 / ( 1.07 / 1.0650 ) ^  2,555 / 365 ) = $124,230

   Then calculate the Market Value Adjustment on that amount

   4. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0650 ) ^  2,555 / 365  - 1 ) = $4,141

   Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $128,371, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $128,371, but increased by the Market Value Adjustment of $4,141, for a total reduction in the Fixed Interest Allocation of $124,230.

                                  B2

                              APPENDIX C

            SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE


The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the beginning of the fifth contract year of 15% of the contract value of $35,000.

In this example, $3,500 ($35,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $5,250 ($35,000 x
 .15). Therefore, $1,750 ($5,250 - $3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 7% surrender charge of $122.50 ($1,750 x .07). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.


                                  C1

                        ING VARIABLE ANNUITIES


                GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in
                               Delaware

105119  Galaxy Premium Plus [02/00]

                             PART B

               STATEMENT OF ADDITIONAL INFORMATION

                           VERSION  A

                            FORM ONE

                 Statement of Additional Information


                      GOLDENSELECT PREMIUM PLUS


                    DEFERRED COMBINATION VARIABLE
                     AND FIXED ANNUITY CONTRACT



                              ISSUED BY
                         SEPARATE ACCOUNT B
                            ("Account B")


                                 OF
               GOLDEN AMERICAN LIFE INSURANCE COMPANY



This statement of additional information is not a prospectus. The information contained herein should be read in conjunction with the prospectus for the Golden American Life Insurance Company deferred variable annuity contract that is referred to herein.

The prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus, send a written request to Golden American Life Insurance Company, Customer Service Center, P.O. Box 2700, West Chester, PA 19380 or telephone 1-800-366-0066.




                       DATE OF PROSPECTUS AND
                STATEMENT OF ADDITIONAL INFORMATION:
                           [February 1, 2000]

                          TABLE OF CONTENTS

ITEM                                                           PAGE

Introduction.................................................     1
Description of Golden American Life Insurance Company........     1
Safekeeping of Assets........................................     1
The Administrator............................................     1
Independent Auditors.........................................     1
Distribution of Contracts....................................     1
Performance Information......................................     2
IRA Partial Withdrawal Option................................     7
Other Information............................................     7
Financial Statements of Separate Account B...................     7
Appendix - Description of Bond Ratings.......................   A-1

                            INTRODUCTION

This Statement of Additional Information provides background information regarding Account B.


        DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc.
On October 24, 1997, Equitable of Iowa and ING Groep N.V. ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with over $461.8 billion in assets as of December 31, 1998.

As of December 31, 1998, Golden American had approximately $353.9 million in stockholder's equity and approximately $4.8 billion in total assets, including approximately $3.4 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable annuities and variable life insurance. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), who is licensed to do variable annuity business in the states of New York and Delaware.


                        SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Account B.


                          THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. Equitable Life billed Golden American $892,903 pursuant to the service agreement in 1998.


                        INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of Golden American and Account B.


                      DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed
Services, Inc., an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Golden American. The variable insurance products were sold primarily through two broker/dealer institutions during the year ended December 31, 1996, through two broker/dealer institutions during the year ended December 31, 1997 and through two broker/dealer institutions during the year ended December 31, 1998. For the years ended 1998, 1997 and 1996 commissions paid by Golden American, including amounts paid by its subsidiary, First Golden American Life Insurance Company of New York, to Directed Services, Inc. aggregated $117,470,000, $36,350,000 and $27,065,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Golden American provides to Directed Services, Inc. certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges Directed Services, Inc. for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of Directed Services, Inc. In the opinion of management, this method of cost allocation is reasonable. In 1995, the service agreement between Directed Services, Inc. and Golden American was amended to provide for a management fee from Directed Services, Inc. to Golden American for managerial and supervisory services provided by Golden American. This fee, calculated as a percentage of average assets in the variable separate accounts, was $4,771,000, $2,770,000, and $2,267,000 for the years ended 1998, 1997 and 1996, respectively.


                       PERFORMANCE INFORMATION

Performance information for the subaccounts of Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by minus signs ("-").
Performance information for measures other than total return do not reflect any applicable premium tax that can range from 0% to 3.5%.
As described in the prospectus, four death benefit options are available. The following performance values reflect the election at issue of the 7% Solution Enhanced Death Benefit, thus providing values reflecting the highest aggregate contract charges. In addition, the performance values reflect the selection of the most costly optional benefit rider. If one of the other death benefit options had been elected, or if another optional benefit rider or no rider had been elected, the historical performance values would be higher than those represented in the examples.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS
Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro rata share of subaccount expenses which includes deductions for the mortality and expense risk charge and the administrative charge accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:


      EFFECTIVE YIELD = [(BASE PERIOD RETURN) +1) ^ (365/7)] - 1


The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 1998 to December 31, 1998 were
2.95% and 2.99%, respectively.

SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS Quotations of yield for the remaining subaccounts will be based on all investment income a subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:


                        YIELD = 2 [ ( a - b  +1)^(6) - 1]
                                      -----
                                       cd


     Where:
          [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net of reimbursements)
          [c] equals the average daily number of units outstanding during the period based on the index of investment experience
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Account B is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:


                [P(1+T)^(n)]=ERV


     Where:
          (1) [P] equals a hypothetical initial premium payment of $1,000
          (2)   [T] equals an average annual total return
          (3)   [n] equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, the mortality and expense risk charges and maximum optional benefit rider charge. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Except for the All Cap, Investors, Large Cap Value and Managed Global subaccounts which had not commenced operations as of December 31, 1998, Average Annual Total Return for the Subaccounts presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge for the 7% Solution Enhanced Death Benefit of 1.55%, administrative charges of 0.20%, applicable surrender charge of [8.00%] for the one year period and [7.00%] for the five year period, and the highest optional rider charge of [__.___%] (as though the riders had been available from portfolio inception) for the year ending December 31, 1998 were as follows:

Average Annual Total Return for Periods Ending 12/31/98 - Standardized
----------------------------------------------------------------------

                         One Year       Five Year     Inception to
                      Period Ending   Period Ending   Period Ending   Inception
Subaccount               12/31/98       12/31/98        12/31/98         Date
----------            -------------   -------------  ---------------  --------
THE GCG TRUST
Liquid Asset
Limited Maturity Bond
Global Fixed Income
Total Return
Investors
Equity Income
Fully Managed
Rising Dividends
Large Cap Value
Capital Growth
Growth
Value Equity
Research
Mid-Cap Growth
Strategic Equity
Capital Appreciation
All Cap
Small Cap
Real Estate
Hard Assets
Managed Global
Developing World

THE PIMCO TRUST
PIMCO High Yield Bond
PIMCO StocksPLUS
   Growth and Income

THE WARBURG PINCUS TRUST
International Equity
_________________________
* Total return calculation reflects certain waivers of portfolio fees and expenses.
** Total return calculations assume that the rider charge base is equal to the initial premium and the rider charge base increases by 7% each year. Beacuse the total return calculations are based on assets values, the rider charge has been converted to an asset-based charge of 1.18% per year. This assumption is based on the assets growing at 5% per year as required by the SEC in the prospectus Exepense Examples.
#  Non-Annualized

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

                  [P(1+T)^(n)]=ERV

     Where:
          (1) [P] equals a hypothetical initial premium payment of $1,000
          (2)   [T] equals an average annual total return
          (3)   [n] equals the number of years

          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk for the 7% solution, charge and the administrative charges and the optional benefit rider charge but not the deduction of the maximum sales load and the annual contract fee.

Except for the All Cap, Investors, Large Cap Value and Managed Global subaccounts which had not commenced operations as of December 31, 1998, Average Annual Total Return for the Subaccounts presented on a non-standardized basis, which includes deductions for the maximum mortality and expense risk charge for the 7% Solution Enhanced Death Benefit of 1.55%, administrative charges of 0.20%, applicable surrender charge of [8.00%] for the one year period and [7.00%] for the five year period, and the highest optional rider charge of [__.___%] (as though the riders had been available from portfolio inception) for the year ending December 31, 1998 were as follows:

Average Annual Total Return for Periods Ending 12/31/98 - Non-Standardized
--------------------------------------------------------------------------


                         One Year       Five Year     Inception to
                      Period Ending   Period Ending   Period Ending   Inception
Subaccount               12/31/98       12/31/98        12/31/98         Date
----------            -------------   -------------  ---------------  --------
THE GCG TRUST
Liquid Asset
Limited Maturity Bond
Global Fixed Income
Total Return
Investors
Equity Income
Fully Managed
Rising Dividends
Large Cap Value
Capital Growth
Growth
Value Equity
Research
Mid-Cap Growth
Strategic Equity
Capital Appreciation
All Cap
Small Cap
Real Estate
Hard Assets
Managed Global
Developing World

THE PIMCO TRUST
PIMCO High Yield Bond
PIMCO StocksPLUS
   Growth and Income

THE WARBURG PINCUS TRUST
International Equity
_________________________
* Total return calculation reflects certain waivers of portfolio fees and expenses.
** Total return calculations assume that the rider charge base is equal to the initial premium and the rider charge base increases by 7% each year. Beacuse the total return calculations are based on assets values, the rider charge has been converted to an asset-based charge of 1.18% per year. This assumption is based on the assets growing at 5% per year as required by the SEC in the prospectus Exepense Examples.
#  Non-Annualized

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Measurement of Investment Experience. Note that in your contract accumulation value is referred to as Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the Combination Enhanced Death Benefit Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit Option and the Standard Death Benefit are lower than that used in the examples and would result in higher AUV or contract values.

    1.  AUV, beginning of period.............................  $10.00
    2.  Value of securities, beginning of period.............  $10.00
    3.  Change in value of securities........................  $ 0.10
    4.  Gross investment return (3) divided by (2)...........    0.01
    5.  Less daily mortality and expense charge..............    0.00004837
    6.  Less asset based administrative charge...............    0.00000411
    7.  Net investment return (4) minus (5) minus (6)........    0.00994752
    8.  Net investment factor (1.000000) plus (7)............    1.00994752
    9.  AUV, end of period (1) multiplied by (8).............  $10.09947520

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
    EXAMPLE 2.
    1.  Initial Premium Payment..............................  $     1,000
    2.  AUV on effective date of purchase (see Example 1)....  $     10.00
    3.  Number of Units purchased (1) divided by (2).........          100
    4.  AUV for valuation date following purchase
        (see Example 1)......................................  $10.09947520
    5.  Contract value in account for valuation date
        following purchase (3) multiplied by (4).............  $  1,009.95


                    IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form. Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the accumulation value by the life expectancy. In the first year withdrawals begin, we use the accumulation value as of the date of the first payment. Thereafter, we use the accumulation value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.


                          OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

             FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements
          Statement of Assets and Liability as of December 31, 1998 Statement of Operations for the year ended December 31, 1998 Statements of Changes in Net Assets for the years ended
          December 31, 1998 and 1997
     Notes to Financial Statements

                              FINANCIAL STATEMENTS

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                    YEARS ENDED DECEMBER 31, 1998 AND 1997
                     WITH REPORT OF INDEPENDENT AUDITORS













































                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                             FINANCIAL STATEMENTS



                    YEARS ENDED DECEMBER 31, 1998 AND 1997




                              TABLE OF CONTENTS

Report of Independent Auditors

Audited Financial Statements

Statement of Assets and Liability
Statement of Operations
Statements of Changes in Net Assets
Notes to Financial Statements









































                         Report of Independent Auditors




The Board of Directors
Golden American Life Insurance Company


We have audited the accompanying statement of assets and liability of Golden American Life Insurance Company Separate Account B as of December 31, 1998, and the related statements of operations for the year then ended and the changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Golden American Life Insurance Company Separate Account B at December 31, 1998, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                              /S/ Ernst & Young LLP


Des Moines, Iowa
February 25, 1999

















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1998
                           (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS
 Investments at net asset value:
  The GCG Trust:
     Liquid Asset Series,
      175,698,298 shares (cost - $175,698)                           $175,698
     Limited Maturity Bond Series,
      9,632,216 shares (cost - $103,588)                              102,872
     Hard Assets Series,
      3,095,761 shares (cost - $44,073)                                29,719
     All-Growth Series,
      5,460,140 shares (cost - $72,614)                                81,847
     Real Estate Series,
      5,082,757 shares (cost - $77,307)                                69,024
     Fully Managed Series,
      14,869,764 shares (cost - $216,245)                             226,467
     Multiple Allocation Series,
      21,629,600 shares (cost - $268,930)                             274,047
     Capital Appreciation Series,
      14,189,481 shares (cost - $221,707)                             256,687
     Rising Dividends Series,
      22,754,116 shares (cost - $421,987)                             500,818
     Emerging Markets Series,
      3,333,290 shares (cost - $31,776)                                22,267
     Market Manager Series,
      414,851 shares (cost - $4,663)                                    8,068
     Value Equity Series,
      7,950,210 shares (cost - $122,857)                              126,249
     Strategic Equity Series,
      5,567,699 shares (cost - $69,933)                                71,377
     Small Cap Series,
      7,754,062 shares (cost - $103,129)                              124,298
     Managed Global Series,
      9,213,401 shares (cost - $110,591)                              130,738
     Mid-Cap Growth Series,
      6,458,180 shares (cost - $109,532)                              116,893
     Growth & Income Series,
      11,461,829 shares (cost - $170,105)                             179,033
     Research Series,
      13,965,668 shares (cost - $266,377)                             283,643
     Total Return Series,
      14,425,794 shares (cost - $226,488)                             227,928
     Value + Growth Series,
      9,163,078 shares (cost - $129,140)                              143,127
     Global Fixed Income Series,
      853,224 shares (cost - $9,541)                                    9,531




                      GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1998
                                (CONTINUED)
                          (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS - CONTINUED
 Investments at net asset value:
  The GCG Trust:
     Developing World Series,
      612,452 shares (cost - $4,365)                                   $4,514
     Growth Opportunities Series,
      425,552 shares (cost - $3,783)                                    4,132
  PIMCO Variable Insurance Trust:
     PIMCO High Yield Bond Portfolio,
      4,770,792 shares (cost - $46,152)                                46,134
     PIMCO StocksPLUS Growth and Income Portfolio,
      4,119,171 shares (cost - $47,564)                                51,819
  Greenwich Street Series Fund Inc.:
     Appreciation Portfolio,
      46,082 shares (cost - $932)                                         975
  Travelers Series Fund Inc.:
     Smith Barney High Income Portfolio,
      63,707 shares (cost - $870)                                         807
     Smith Barney Large Cap Value Portfolio,
      34,717 shares (cost - $692)                                         702
     Smith Barney International Equity Portfolio,
      23,707 shares (cost - $333)                                         326
     Smith Barney Money Market Portfolio,
      317,907 shares (cost - $318)                                        318
  Warburg Pincus Trust:
     International Equity Portfolio,
      4,529,941 shares (cost - $48,231)                                49,785
                                                                  ____________
     TOTAL ASSETS (cost - $3,109,521)                               3,319,843

LIABILITY
  Payable to Golden American Life Insurance Company
   for charges and fees                                                 1,638
                                                                  ____________
     TOTAL NET ASSETS                                              $3,318,205
                                                                  ============
NET ASSETS
  For variable annuity insurance contracts                         $3,309,202
  Retained in Separate Account B by Golden American
   Life Insurance Company                                               9,003
                                                                  ____________
     TOTAL NET ASSETS                                              $3,318,205
                                                                  ============

See accompanying notes.




                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                           Limited
                                                  Liquid   Maturity    Hard
                                                  Asset      Bond     Assets
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $5,783    $3,217    $1,662
   Capital gains distributions                         --        --     1,065
                                                ______________________________
  TOTAL INVESTMENT INCOME                           5,783     3,217     2,727

  Expenses:
   Mortality and expense risk and other charges     1,619       939       461
   Annual administrative charges                       62        41        13
   Minimum death benefit guarantee charges              7         1         2
   Contingent deferred sales charges                  342        65        53
   Other contract charges                               9         3         2
   Amortization of deferred charges related to:
    Deferred sales load                               615       389       164
    Premium taxes                                       3         6         3
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      2,657     1,444       698
   Fees waived by Golden American Life
    Insurance Company                                   5         9         4
                                                ______________________________
  NET EXPENSES                                      2,652     1,435       694
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,131     1,782     2,033

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments              --       872    (6,941)
  Net unrealized appreciation
   (depreciation) of investments                       --       739    (8,620)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $3,131    $3,393  ($13,528)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                   All-      Real     Fully
                                                  Growth    Estate   Managed
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           --    $3,321    $6,674
   Capital gains distributions                       $470     6,244    12,408
                                                ______________________________
  TOTAL INVESTMENT INCOME                             470     9,565    19,082

  Expenses:
   Mortality and expense risk and other charges       879       964     2,417
   Annual administrative charges                       41        28       105
   Minimum death benefit guarantee charges              1         1         2
   Contingent deferred sales charges                   46        38        64
   Other contract charges                               2         1         5
   Amortization of deferred charges related to:
    Deferred sales load                               409       290       866
    Premium taxes                                       7         5        16
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,385     1,327     3,475
   Fees waived by Golden American Life
    Insurance Company                                  10         6        19
                                                ______________________________
  NET EXPENSES                                      1,375     1,321     3,456
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                       (905)    8,244    15,626

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             330     3,708     1,704
  Net unrealized appreciation
   (depreciation) of investments                    6,240   (24,689)  (10,501)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $5,665  ($12,737)   $6,829
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Multiple  Capital
                                                 Alloca-  Apprecia-   Rising
                                                   tion      tion   Dividends
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $13,875    $3,355    $2,240
   Capital gains distributions                     14,968    19,519    16,632
                                                ______________________________
  TOTAL INVESTMENT INCOME                          28,843    22,874    18,872

  Expenses:
   Mortality and expense risk and other charges     2,985     2,656     4,670
   Annual administrative charges                      144       110       212
   Minimum death benefit guarantee charges             10         2         4
   Contingent deferred sales charges                   89        59       128
   Other contract charges                               9         9        13
   Amortization of deferred charges related to:
    Deferred sales load                             1,784     1,083       934
    Premium taxes                                      33        25        11
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      5,054     3,944     5,972
   Fees waived by Golden American Life
    Insurance Company                                  26        26        20
                                                ______________________________
  NET EXPENSES                                      5,028     3,918     5,952
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                     23,815    18,956    12,920

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments           2,288     6,551     3,842
  Net unrealized appreciation
   (depreciation) of investments                  (10,125)   (3,987)   17,344
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $15,978   $21,520   $34,106
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Emerging   Market    Value
                                                 Markets   Manager    Equity
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           --      $129    $2,766
   Capital gains distributions                         --       214     1,018
                                                ______________________________
  TOTAL INVESTMENT INCOME                              --       343     3,784

  Expenses:
   Mortality and expense risk and other charges      $336        --     1,442
   Annual administrative charges                       10         1        57
   Minimum death benefit guarantee charges              1        --         1
   Contingent deferred sales charges                   16        --        57
   Other contract charges                               1        --         2
   Amortization of deferred charges related to:
    Deferred sales load                               160        43       231
    Premium taxes                                       2        --         3
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                        526        44     1,793
   Fees waived by Golden American Life
    Insurance Company                                   2        --         3
                                                ______________________________
  NET EXPENSES                                        524        44     1,790
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                       (524)      299     1,994

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments          (3,524)      135     1,237
  Net unrealized appreciation
   (depreciation) of investments                   (4,266)    1,090    (4,208)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        ($8,314)   $1,524     ($977)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                Strategic   Small    Managed
                                                  Equity     Cap      Global
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $1,941        --    $1,806
   Capital gains distributions                      2,711        --     3,627
                                                ______________________________
  TOTAL INVESTMENT INCOME                           4,652        --     5,433

  Expenses:
   Mortality and expense risk and other charges       851    $1,114     1,445
   Annual administrative charges                       29        55        59
   Minimum death benefit guarantee charges              1         1         1
   Contingent deferred sales charges                   52        59        50
   Other contract charges                               1         3         4
   Amortization of deferred charges related to:
    Deferred sales load                               135       112       579
    Premium taxes                                       1         1         8
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,070     1,345     2,146
   Fees waived by Golden American Life
    Insurance Company                                   4         2         9
                                                ______________________________
  NET EXPENSES                                      1,066     1,343     2,137
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,586    (1,343)    3,296

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments           1,365     2,148     7,634
  Net unrealized appreciation
   (depreciation) of investments                   (6,078)   15,952    16,611
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        ($1,127)  $16,757   $27,541
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Mid-Cap   Growth &
                                                  Growth    Income   Research
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $4,999    $4,745   $12,283
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                           4,999     4,745    12,283

  Expenses:
   Mortality and expense risk and other charges       880     1,599     1,941
   Annual administrative charges                       51        88       120
   Minimum death benefit guarantee charges              1        --        --
   Contingent deferred sales charges                   20        62        71
   Other contract charges                               2         1         4
   Amortization of deferred charges related to:
    Deferred sales load                                55        92        79
    Premium taxes                                      --         2         1
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,009     1,844     2,216
   Fees waived by Golden American Life
    Insurance Company                                   1         3         1
                                                ______________________________
  NET EXPENSES                                      1,008     1,841     2,215
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,991     2,904    10,068

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             899       911       972
  Net unrealized appreciation
   (depreciation) of investments                    6,574     7,679    16,878
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $11,464   $11,494   $27,918
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Global
                                                  Total    Value +    Fixed
                                                  Return    Growth    Income
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $11,048    $5,950      $237
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                          11,048     5,950       237

  Expenses:
   Mortality and expense risk and other charges     1,714     1,099        57
   Annual administrative charges                       98        62         4
   Minimum death benefit guarantee charges             --         1        --
   Contingent deferred sales charges                   62        42         2
   Other contract charges                               1         1        --
   Amortization of deferred charges related to:
    Deferred sales load                                75        49        --
    Premium taxes                                       1         1        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,951     1,255        63
   Fees waived by Golden American Life
    Insurance Company                                   2         2        --
                                                ______________________________
  NET EXPENSES                                      1,949     1,253        63
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      9,099     4,697       174

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             185      (807)      216
  Net unrealized appreciation
   (depreciation) of investments                    1,028    15,417        --
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $10,312   $19,307      $390
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998




See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      PIMCO
                                                            Growth     High
                                                Developing  Oppor-    Yield
                                                  World    tunities    Bond
                                                 Division  Division  Division
                                                   (a)       (a)       (c)
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           $2       $25    $1,050
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                               2        25     1,050

  Expenses:
   Mortality and expense risk and other charges        22        31       197
   Annual administrative charges                        2         1        17
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                   --         1        15
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                --        --         4
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                         24        33       233
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                         24        33       233
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                        (22)       (8)      817

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            (266)     (235)     (318)
  Net unrealized appreciation
   (depreciation) of investments                      149       349       (18)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          ($139)     $106      $481
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998




See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                  PIMCO
                                                StocksPLUS            Smith
                                                  Growth              Barney
                                                   and      Appre-     High
                                                  Income   ciation    Income
                                                 Division  Division  Division
                                                   (b)
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $1,005        $8       $37
   Capital gains distributions                         --        33         8
                                                ______________________________
  TOTAL INVESTMENT INCOME                           1,005        41        45

  Expenses:
   Mortality and expense risk and other charges       162        10         8
   Annual administrative charges                       18         1         1
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                    9        --        --
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                 2        --        --
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                        191        11         9
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                        191        11         9
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                        814        30        36

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             (97)        3         8
  Net unrealized appreciation
   (depreciation) of investments                    4,255        52       (66)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $4,972       $85      ($22)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)


                                                            Smith
                                                  Smith     Barney    Smith
                                                  Barney    Inter-    Barney
                                                Large Cap  national   Money
                                                  Value     Equity    Market
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           $6        --       $20
   Capital gains distributions                         16        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                              22        --        20

  Expenses:
   Mortality and expense risk and other charges         7        $3         6
   Annual administrative charges                        1        --        --
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                   --        --        --
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                --        --        --
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                          8         3         6
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                          8         3         6
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                         14        (3)       14

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments               2        (1)       --
  Net unrealized appreciation
   (depreciation) of investments                        3        (2)       --
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $19       ($6)      $14
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998

See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)



                                                  Inter-
                                                 national
                                                  Equity
                                                 Division  Combined
                                                ____________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                         $251   $88,435
   Capital gains distributions                         --    78,933
                                                ____________________
  TOTAL INVESTMENT INCOME                             251   167,368

  Expenses:
   Mortality and expense risk and other charges       398    30,912
   Annual administrative charges                       20     1,451
   Minimum death benefit guarantee charges             --        37
   Contingent deferred sales charges                   12     1,414
   Other contract charges                              --        73
   Amortization of deferred charges related to:
    Deferred sales load                                --     8,150
    Premium taxes                                      --       129
                                                ____________________
  TOTAL EXPENSES BEFORE WAIVER                        430    42,166
   Fees waived by Golden American Life
    Insurance Company                                  --       154
                                                ____________________
  NET EXPENSES                                        430    42,012
                                                ____________________
  NET INVESTMENT INCOME (LOSS)                       (179)  125,356

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            (556)   22,265
  Net unrealized appreciation
   (depreciation) of investments                    1,647    39,447
                                                ____________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           $912  $187,068
                                                ====================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $37,476

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            970
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         970

 Changes from principal transactions:
  Purchase payments                                                    29,455
  Contract distributions and terminations                             (18,096)
  Transfer payments from (to) Fixed Accounts and other Divisions        7,253
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              196
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        18,808
                                                                  ____________
 Total increase (decrease)                                             19,778
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        57,254
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,131
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,131

 Changes from principal transactions:
  Purchase payments                                                   227,924
  Contract distributions and terminations                             (38,803)
  Transfer payments from (to) Fixed Accounts and other Divisions      (73,759)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               12
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       115,374
                                                                  ____________
 Total increase (decrease)                                            118,505
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $175,759
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $54,334

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          2,703
  Net realized gain (loss) on investments                                 139
  Net unrealized appreciation (depreciation) of investments              (690)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       2,152

 Changes from principal transactions:
  Purchase payments                                                     5,847
  Contract distributions and terminations                              (8,648)
  Transfer payments from (to) Fixed Accounts and other Divisions       (1,150)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (68)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (4,019)
                                                                  ____________
 Total increase (decrease)                                             (1,867)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        52,467






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $1,782
  Net realized gain (loss) on investments                                 872
  Net unrealized appreciation (depreciation) of investments               739
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,393

 Changes from principal transactions:
  Purchase payments                                                    42,180
  Contract distributions and terminations                              (9,265)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,051
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                6
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,972
                                                                  ____________
 Total increase (decrease)                                             50,365
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $102,832
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $43,301

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          8,570
  Net realized gain (loss) on investments                               3,106
  Net unrealized appreciation (depreciation) of investments            (9,738)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,938

 Changes from principal transactions:
  Purchase payments                                                     6,936
  Contract distributions and terminations                              (5,699)
  Transfer payments from (to) Fixed Accounts and other Divisions         (886)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (87)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           264
                                                                  ____________
 Total increase (decrease)                                              2,202
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        45,503























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $2,033
  Net realized gain (loss) on investments                              (6,941)
  Net unrealized appreciation (depreciation) of investments            (8,620)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     (13,528)

 Changes from principal transactions:
  Purchase payments                                                     7,508
  Contract distributions and terminations                              (4,524)
  Transfer payments from (to) Fixed Accounts and other Divisions       (5,266)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (2,272)
                                                                  ____________
 Total increase (decrease)                                            (15,800)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $29,703
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $76,842

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            490
  Net realized gain (loss) on investments                                 556
  Net unrealized appreciation (depreciation) of investments             1,550
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       2,596

 Changes from principal transactions:
  Purchase payments                                                     7,441
  Contract distributions and terminations                             (10,832)
  Transfer payments from (to) Fixed Accounts and other Divisions       (4,053)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (256)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (7,700)
                                                                  ____________
 Total increase (decrease)                                             (5,104)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        71,738
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($905)
  Net realized gain (loss) on investments                                 330
  Net unrealized appreciation (depreciation) of investments             6,240
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       5,665

 Changes from principal transactions:
  Purchase payments                                                    15,762
  Contract distributions and terminations                              (9,206)
  Transfer payments from (to) Fixed Accounts and other Divisions       (2,159)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                7
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,404
                                                                  ____________
 Total increase (decrease)                                             10,069
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $81,807
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.











                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $50,681

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          3,901
  Net realized gain (loss) on investments                               2,621
  Net unrealized appreciation (depreciation) of investments             5,391
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,913

 Changes from principal transactions:
  Purchase payments                                                    14,095
  Contract distributions and terminations                              (5,798)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,766
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               43
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        12,106
                                                                  ____________
 Total increase (decrease)                                             24,019
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        74,700























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $8,244
  Net realized gain (loss) on investments                               3,708
  Net unrealized appreciation (depreciation) of investments           (24,689)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     (12,737)

 Changes from principal transactions:
  Purchase payments                                                    24,639
  Contract distributions and terminations                              (6,988)
  Transfer payments from (to) Fixed Accounts and other Divisions      (10,631)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               12
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         7,032
                                                                  ____________
 Total increase (decrease)                                             (5,705)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $68,995
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $134,431

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          9,632
  Net realized gain (loss) on investments                               2,407
  Net unrealized appreciation (depreciation) of investments             5,898
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      17,937

 Changes from principal transactions:
  Purchase payments                                                    19,633
  Contract distributions and terminations                             (17,687)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,389
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (53)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         6,282
                                                                  ____________
  Total increase (decrease)                                            24,219
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       158,650























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $15,626
  Net realized gain (loss) on investments                               1,704
  Net unrealized appreciation (depreciation) of investments           (10,501)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       6,829

 Changes from principal transactions:
  Purchase payments                                                    74,467
  Contract distributions and terminations                             (19,367)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,756
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               31
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        60,887
                                                                  ____________
 Total increase (decrease)                                             67,716
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $226,366
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Multiple
                                                                   Allocation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $270,427

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         21,419
  Net realized gain (loss) on investments                               5,773
  Net unrealized appreciation (depreciation) of investments             9,866
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      37,058

 Changes from principal transactions:
  Purchase payments                                                     9,404
  Contract distributions and terminations                             (45,162)
  Transfer payments from (to) Fixed Accounts and other Divisions       (9,649)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (209)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                       (45,616)
                                                                  ____________
  Total increase (decrease)                                            (8,558)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       261,869























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Multiple
                                                                   Allocation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $23,815
  Net realized gain (loss) on investments                               2,288
  Net unrealized appreciation (depreciation) of investments           (10,125)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      15,978

 Changes from principal transactions:
  Purchase payments                                                    34,793
  Contract distributions and terminations                             (39,339)
  Transfer payments from (to) Fixed Accounts and other Divisions          581
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               28
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (3,937)
                                                                  ____________
 Total increase (decrease)                                             12,041
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $273,910
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $145,989

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         13,819
  Net realized gain (loss) on investments                               8,242
  Net unrealized appreciation (depreciation) of investments            16,323
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      38,384

 Changes from principal transactions:
  Purchase payments                                                    17,440
  Contract distributions and terminations                             (20,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,915
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              232
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         3,444
                                                                  ____________
  Total increase (decrease)                                            41,828
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       187,817























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $18,956
  Net realized gain (loss) on investments                               6,551
  Net unrealized appreciation (depreciation) of investments            (3,987)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      21,520

 Changes from principal transactions:
  Purchase payments                                                    63,892
  Contract distributions and terminations                             (26,711)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,035
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               25
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        47,241
                                                                  ____________
 Total increase (decrease)                                             68,761
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $256,578
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $123,573

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          1,726
  Net realized gain (loss) on investments                               3,602
  Net unrealized appreciation (depreciation) of investments            33,738
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      39,066

 Changes from principal transactions:
  Purchase payments                                                    45,995
  Contract distributions and terminations                             (18,620)
  Transfer payments from (to) Fixed Accounts and other Divisions       25,458
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              471
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        53,304
                                                                  ____________
  Total increase (decrease)                                            92,370
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       215,943























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $12,920
  Net realized gain (loss) on investments                               3,842
  Net unrealized appreciation (depreciation) of investments            17,344
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      34,106

 Changes from principal transactions:
  Purchase payments                                                   216,682
  Contract distributions and terminations                             (26,449)
  Transfer payments from (to) Fixed Accounts and other Divisions       60,274
  Addition to  assets retained in the Account
   by Golden American Life Insurance Company                               60
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       250,567
                                                                  ____________
 Total increase (decrease)                                            284,673
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $500,616
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $37,153

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           (826)
  Net realized gain (loss) on investments                              (1,134)
  Net unrealized appreciation (depreciation) of investments            (2,698)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (4,658)

 Changes from principal transactions:
  Purchase payments                                                     5,427
  Contract distributions and terminations                              (5,304)
  Transfer payments from (to) Fixed Accounts and other Divisions        2,002
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (119)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         2,006
                                                                  ____________
  Total increase (decrease)                                            (2,652)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        34,501























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($524)
  Net realized gain (loss) on investments                              (3,524)
  Net unrealized appreciation (depreciation) of investments            (4,266)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (8,314)

 Changes from principal transactions:
  Purchase payments                                                     2,520
  Contract distributions and terminations                              (2,973)
  Transfer payments from (to) Fixed Accounts and other Divisions       (3,483)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                3
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (3,933)
                                                                  ____________
 Total increase (decrease)                                            (12,247)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $22,254
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $5,479

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            424
  Net realized gain (loss) on investments                                 238
  Net unrealized appreciation (depreciation) of investments             1,127
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,789

 Changes from principal transactions:
  Purchase payments                                                       (59)
  Contract distributions and terminations                                (189)
  Transfer payments from (to) Fixed Accounts and other Divisions         (303)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               (1)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                          (552)
                                                                  ____________
  Total increase (decrease)                                             1,237
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                         6,716























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $299
  Net realized gain (loss) on investments                                 135
  Net unrealized appreciation (depreciation) of investments             1,090
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,524

 Changes from principal transactions:
  Purchase payments                                                       (36)
  Contract distributions and terminations                                (188)
  Transfer payments from (to) Fixed Accounts and other Divisions         (309)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                          (533)
                                                                  ____________
 Total increase (decrease)                                                991
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $7,707
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $42,861

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          5,696
  Net realized gain (loss) on investments                                 898
  Net unrealized appreciation (depreciation) of investments             5,129
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,723

 Changes from principal transactions:
  Purchase payments                                                    16,881
  Contract distributions and terminations                              (5,181)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,573
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              168
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        22,441
                                                                  ____________
  Total increase (decrease)                                            34,164
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        77,025























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $1,994
  Net realized gain (loss) on investments                               1,237
  Net unrealized appreciation (depreciation) of investments            (4,208)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations        (977)

 Changes from principal transactions:
  Purchase payments                                                    51,484
  Contract distributions and terminations                              (7,869)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,521
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        50,146
                                                                  ____________
 Total increase (decrease)                                             49,169
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $126,194
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $29,858

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          1,752
  Net realized gain (loss) on investments                               1,180
  Net unrealized appreciation (depreciation) of investments             4,847
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       7,779

 Changes from principal transactions:
  Purchase payments                                                     9,853
  Contract distributions and terminations                              (4,107)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,920
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              134
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        12,800
                                                                  ____________
  Total increase (decrease)                                            20,579
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        50,437























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,586
  Net realized gain (loss) on investments                               1,365
  Net unrealized appreciation (depreciation) of investments            (6,078)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (1,127)

 Changes from principal transactions:
  Purchase payments                                                    25,972
  Contract distributions and terminations                              (5,201)
  Transfer payments from (to) Fixed Accounts and other Divisions        1,265
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                2
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        22,038
                                                                  ____________
 Total increase (decrease)                                             20,911
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $71,348
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $33,056

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           (754)
  Net realized gain (loss) on investments                                (174)
  Net unrealized appreciation (depreciation) of investments             4,543
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,615

 Changes from principal transactions:
  Purchase payments                                                    13,691
  Contract distributions and terminations                              (3,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,487
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               19
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        16,054
                                                                  ____________
  Total increase (decrease)                                            19,669
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        52,725























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        ($1,343)
  Net realized gain (loss) on investments                               2,148
  Net unrealized appreciation (depreciation) of investments            15,952
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      16,757

 Changes from principal transactions:
  Purchase payments                                                    44,851
  Contract distributions and terminations                              (6,104)
  Transfer payments from (to) Fixed Accounts and other Divisions       16,010
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                6
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        54,763
                                                                  ____________
 Total increase (decrease)                                             71,520
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $124,245
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $86,266

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          6,640
  Net realized gain (loss) on investments                               2,841
  Net unrealized appreciation (depreciation) of investments              (883)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       8,598

 Changes from principal transactions:
  Purchase payments                                                    17,472
  Contract distributions and terminations                             (12,081)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,438
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (12)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         9,817
                                                                  ____________
  Total increase (decrease)                                            18,415
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       104,681























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,296
  Net realized gain (loss) on investments                               7,634
  Net unrealized appreciation (depreciation) of investments            16,611
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      27,541

 Changes from principal transactions:
  Purchase payments                                                    11,958
  Contract distributions and terminations                             (13,329)
  Transfer payments from (to) Fixed Accounts and other Divisions         (176)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                9
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (1,538)
                                                                  ____________
 Total increase (decrease)                                             26,003
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $130,684
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $4,571

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            612
  Net realized gain (loss) on investments                                  57
  Net unrealized appreciation (depreciation) of investments               912
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,581

 Changes from principal transactions:
  Purchase payments                                                     8,980
  Contract distributions and terminations                                (580)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,763
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               46
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        14,209
                                                                  ____________
  Total increase (decrease)                                            15,790
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        20,361






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,991
  Net realized gain (loss) on investments                                 899
  Net unrealized appreciation (depreciation) of investments             6,574
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,464

 Changes from principal transactions:
  Purchase payments                                                    66,121
  Contract distributions and terminations                              (3,065)
  Transfer payments from (to) Fixed Accounts and other Divisions       21,962
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                1
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        85,019
                                                                  ____________
 Total increase (decrease)                                             96,483
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $116,844
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Growth &
                                                                     Income
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $8,275

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          3,057
  Net realized gain (loss) on investments                                 177
  Net unrealized appreciation (depreciation) of investments               980
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       4,214

 Changes from principal transactions:
  Purchase payments                                                    22,706
  Contract distributions and terminations                              (1,861)
  Transfer payments from (to) Fixed Accounts and other Divisions       11,481
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              107
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        32,433
                                                                  ____________
  Total increase (decrease)                                            36,647
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        44,922






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Growth &
                                                                     Income
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $2,904
  Net realized gain (loss) on investments                                 911
  Net unrealized appreciation (depreciation) of investments             7,679
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,494

 Changes from principal transactions:
  Purchase payments                                                   105,760
  Contract distributions and terminations                              (7,503)
  Transfer payments from (to) Fixed Accounts and other Divisions       24,270
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                7
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       122,534
                                                                  ____________
 Total increase (decrease)                                            134,028
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $178,950
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                      (b)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $801
  Net realized gain (loss) on investments                                  19
  Net unrealized appreciation (depreciation) of investments               388
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,208

 Changes from principal transactions:
  Purchase payments                                                    19,514
  Contract distributions and terminations                                (534)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,044
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              170
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        33,194
                                                                  ____________
  Total increase (decrease)                                            34,402
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        34,402























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                      (b)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $10,068
  Net realized gain (loss) on investments                                 972
  Net unrealized appreciation (depreciation) of investments            16,878
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      27,918

 Changes from principal transactions:
  Purchase payments                                                   167,295
  Contract distributions and terminations                              (6,740)
  Transfer payments from (to) Fixed Accounts and other Divisions       60,643
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               11
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       221,209
                                                                  ____________
 Total increase (decrease)                                            249,127
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $283,529
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                      (a)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $687
  Net realized gain (loss) on investments                                  18
  Net unrealized appreciation (depreciation) of investments               412
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,117

 Changes from principal transactions:
  Purchase payments                                                    15,427
  Contract distributions and terminations                                (602)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,193
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               96
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        25,114
                                                                  ____________
  Total increase (decrease)                                            26,231
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        26,231






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                      (a)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $9,099
  Net realized gain (loss) on investments                                 185
  Net unrealized appreciation (depreciation) of investments             1,028
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      10,312

 Changes from principal transactions:
  Purchase payments                                                   156,492
  Contract distributions and terminations                              (7,889)
  Transfer payments from (to) Fixed Accounts and other Divisions       42,666
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               23
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       191,292
                                                                  ____________
 Total increase (decrease)                                            201,604
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $227,835
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Value +
                                                                     Growth
                                                                    Division
                                                                      (b)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($137)
  Net realized gain (loss) on investments                                 515
  Net unrealized appreciation (depreciation) of investments            (1,430)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (1,052)

 Changes from principal transactions:
  Purchase payments                                                    15,158
  Contract distributions and terminations                                (431)
  Transfer payments from (to) Fixed Accounts and other Divisions        9,404
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               99
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        24,230
                                                                  ____________
  Total increase (decrease)                                            23,178
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        23,178






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Value +
                                                                     Growth
                                                                    Division
                                                                      (b)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $4,697
  Net realized gain (loss) on investments                                (807)
  Net unrealized appreciation (depreciation) of investments            15,417
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      19,307

 Changes from principal transactions:
  Purchase payments                                                    77,977
  Contract distributions and terminations                              (3,834)
  Transfer payments from (to) Fixed Accounts and other Divisions       26,430
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       100,583
                                                                  ____________
 Total increase (decrease)                                            119,890
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $143,068
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                      (g)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $9
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation (depreciation) of investments               (10)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (2)

 Changes from principal transactions:
  Purchase payments                                                       190
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           18
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           208
                                                                  ____________
  Total increase (decrease)                                               206
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           206





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                      (g)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $174
  Net realized gain (loss) on investments                                 216
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         390

 Changes from principal transactions:
  Purchase payments                                                     5,820
  Contract distributions and terminations                                (219)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,331
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         8,932
                                                                  ____________
 Total increase (decrease)                                              9,322
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $9,528
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (h)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (h)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           ($22)
  Net realized gain (loss) on investments                                (266)
  Net unrealized appreciation (depreciation) of investments               149
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations        (139)

 Changes from principal transactions:
  Purchase payments                                                     2,757
  Contract distributions and terminations                                 (34)
  Transfer payments from (to) Fixed Accounts and other Divisions        1,928
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,651
                                                                  ____________
 Total increase (decrease)                                              4,512
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $4,512
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (h)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (h)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($8)
  Net realized gain (loss) on investments                                (235)
  Net unrealized appreciation (depreciation) of investments               349
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         106

 Changes from principal transactions:
  Purchase payments                                                     4,097
  Contract distributions and terminations                                 (45)
  Transfer payments from (to) Fixed Accounts and other Divisions          (27)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,025
                                                                  ____________
 Total increase (decrease)                                              4,131
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $4,131
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (j)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (j)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $817
  Net realized gain (loss) on investments                                (318)
  Net unrealized appreciation (depreciation) of investments               (18)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         481

 Changes from principal transactions:
  Purchase payments                                                    32,399
  Contract distributions and terminations                                (912)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,150
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        45,637
                                                                  ____________
 Total increase (decrease)                                             46,118
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $46,118
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (i)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (i)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $814
  Net realized gain (loss) on investments                                 (97)
  Net unrealized appreciation (depreciation) of investments             4,255
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       4,972

 Changes from principal transactions:
  Purchase payments                                                    29,368
  Contract distributions and terminations                                (361)
  Transfer payments from (to) Fixed Accounts and other Divisions       17,822
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                1
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,830
                                                                  ____________
 Total increase (decrease)                                             51,802
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $51,802
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.






                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $15
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                (9)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           7

 Changes from principal transactions:
  Purchase payments                                                       256
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           256
                                                                  ____________
  Total increase (decrease)                                               263
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           263






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                      (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $30
  Net realized gain (loss) on investments                                   3
  Net unrealized appreciation (depreciation) of investments                52
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          85

 Changes from principal transactions:
  Purchase payments                                                       595
  Contract distributions and terminations                                 (21)
  Transfer payments from (to) Fixed Accounts and other Divisions           52
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           626
                                                                  ____________
 Total increase (decrease)                                                711
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $974
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                 3
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           3

 Changes from principal transactions:
  Purchase payments                                                       206
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           206
                                                                  ____________
  Total increase (decrease)                                               209
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           209




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                        (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $36
  Net realized gain (loss) on investments                                   8
  Net unrealized appreciation (depreciation) of investments               (66)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         (22)

 Changes from principal transactions:
  Purchase payments                                                       530
  Contract distributions and terminations                                 (15)
  Transfer payments from (to) Fixed Accounts and other Divisions          104
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           619
                                                                  ____________
 Total increase (decrease)                                                597
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $806
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                 7
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           6

 Changes from principal transactions:
  Purchase payments                                                       204
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            5
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           209
                                                                  ____________
  Total increase (decrease)                                               215
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           215




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                      (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $14
  Net realized gain (loss) on investments                                   2
  Net unrealized appreciation (depreciation) of investments                 3
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          19

 Changes from principal transactions:
  Purchase payments                                                       429
  Contract distributions and terminations                                  (5)
  Transfer payments from (to) Fixed Accounts and other Divisions           43
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           467
                                                                  ____________
 Total increase (decrease)                                                486
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $701
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (d)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments               ($5)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (5)

 Changes from principal transactions:
  Purchase payments                                                        99
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            2
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           101
                                                                  ____________
  Total increase (decrease)                                                96
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            96



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (d)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($3)
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation (depreciation) of investments                (2)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (6)

 Changes from principal transactions:
  Purchase payments                                                       178
  Contract distributions and terminations                                  (4)
  Transfer payments from (to) Fixed Accounts and other Divisions           62
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           236
                                                                  ____________
 Total increase (decrease)                                                230
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $326
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.






                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                      (e)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                      $183
  Contract distributions and terminations                                  (1)
  Transfer payments from (to) Fixed Accounts and other Divisions           (1)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           181
                                                                  ____________
  Total increase (decrease)                                               181
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           181




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                      (e)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $14
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          14

 Changes from principal transactions:
  Purchase payments                                                       565
  Contract distributions and terminations                                 (25)
  Transfer payments from (to) Fixed Accounts and other Divisions         (417)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           123
                                                                  ____________
 Total increase (decrease)                                                137
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $318
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (f)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $81
  Net realized gain (loss) on investments                                 (12)
  Net unrealized appreciation (depreciation) of investments               (93)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         (24)

 Changes from principal transactions:
  Purchase payments                                                     1,825
  Contract distributions and terminations                                  (2)
  Transfer payments from (to) Fixed Accounts and other Divisions          182
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         2,005
                                                                  ____________
  Total increase (decrease)                                             1,981
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                         1,981




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (f)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($179)
  Net realized gain (loss) on investments                                (556)
  Net unrealized appreciation (depreciation) of investments             1,647
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         912

 Changes from principal transactions:
  Purchase payments                                                    41,775
  Contract distributions and terminations                                (940)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,037
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,872
                                                                  ____________
 Total increase (decrease)                                             47,784
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $49,765
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998









See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Combined
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                      $1,184,573

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         81,285
  Net realized gain (loss) on investments                              31,070
  Net unrealized appreciation (depreciation) of investments            75,558
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     187,913

 Changes from principal transactions:
  Purchase payments                                                   304,259
  Contract distributions and terminations                            (184,701)
  Transfer payments from (to) Fixed Accounts and other Divisions      111,251
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              976
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                       231,785
                                                                  ____________
  Total increase (decrease)                                           419,698
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                     1,604,271

























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Combined
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       $125,356
  Net realized gain (loss) on investments                              22,265
  Net unrealized appreciation (depreciation) of investments            39,447
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     187,068

 Changes from principal transactions:
  Purchase payments                                                 1,536,754
  Contract distributions and terminations                            (247,928)
  Transfer payments from (to) Fixed Accounts and other Divisions      237,766
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                              274
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                     1,526,866
                                                                  ____________
 Total increase (decrease)                                          1,713,934
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                    $3,318,205
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.












                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                       NOTES TO FINANCIAL STATEMENTS
                             DECEMBER 31, 1998

NOTE 1 - ORGANIZATION
Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 1998, the Account had GoldenSelect Contracts and Granite PrimElite Contracts. GoldenSelect Contracts sold by Golden American during 1998 include DVA 100, DVA Series 100, DVA PLUS, ACCESS, PREMIUM PLUS and ESII. During 1998, the Account had GoldenSelect Contracts (DVA 80) which were no longer being sold.

At December 31, 1998, the Account had, under GoldenSelect Contracts, twenty-six investment divisions: Liquid Asset, Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Multiple Allocation, Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth (formerly
OTC), Growth & Income, Research, Total Return, Value + Growth, Global Fixed Income, Developing World, Growth Opportunities, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income and International Equity Divisions ("Divisions"). The Account also had, under Granite PrimElite Contracts, eight investment divisions: Mid-Cap Growth (formerly OTC), Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value (formerly Smith Barney Income and Growth), Smith Barney International Equity and Smith Barney Money Market Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds, The GCG Trust, the Travelers Series Fund Inc., the Greenwich Street Series Fund Inc. (formerly the Smith Barney Series Fund Inc.), the Warburg Pincus Trust or the PIMCO Variable Insurance Trust (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

Prior to August 14, 1998, the Account also had certain investment divisions available from the Equi-Select Series Trust. In an effort to consolidate operations, Golden American requested permission from the Securities and Exchange Commission ("SEC") to substitute shares of each Portfolio of the Equi-Select Series Trust with shares of a similar Series of The GCG Trust.
On August 14, 1998, after approval from the SEC, shares of each Portfolio of the Equi-Select Series Trust were substituted with shares of a similar Series of The GCG Trust. The consolidation resulted in the following Series being substituted from The GCG Trust:


 Equi-Select Series Trust               The GCG Trust
    Investment Division              Investment Division
___________________________      ___________________________
International Fixed Income       Global Fixed Income
OTC                              Mid-Cap Growth
Research                         Research
Total Return                     Total Return
Value + Growth                   Value + Growth
Growth & Income                  Growth & Income


The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

NOTE 3 - CHARGES AND FEES
The DVA PLUS, ACCESS and the PREMIUM PLUS each have three different death benefit options referred to as Standard, Annual Ratchet and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. In December 1995, Golden American also discontinued external sales of DVA 100, however, the DVA 100 contracts continue to be available to Golden American employees and agents. Under the terms of the Contracts, certain charges are allocated to the Contracts to cover Golden

American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks are as follows:


Series                                        Annual Rates
__________________________________         __________________
DVA 80                                            0.80%
DVA 100                                           0.90
DVA Series 100                                    1.25
DVA PLUS - Standard                               1.10
DVA PLUS - Annual Ratchet                         1.25
DVA PLUS - 5.5% Solution                          1.25
DVA PLUS - 7% Solution                            1.40
ACCESS - Standard                                 1.25
ACCESS - Annual Ratchet                           1.40
ACCESS - 5.5% Solution                            1.40
ACCESS - 7% Solution                              1.55
PREMIUM PLUS - Standard                           1.25
PREMIUM PLUS - Annual Ratchet                     1.40
PREMIUM PLUS - 5.5% Solution                      1.40
PREMIUM PLUS - 7% Solution                        1.55
ES II                                             1.25
Granite PrimElite - Standard                      1.10
Granite PrimElite - Annual Ratchet                1.25


ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of .10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of .15% is deducted from the assets attributable to the DVA PLUS, ACCESS, PREMIUM PLUS, ESII and Granite PrimElite Contracts.

ADMINISTRATIVE CHARGES:   An administrative charge is deducted from the
accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II contracts. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge has been waived for certain offerings of the Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGES: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

CONTINGENT DEFERRED SALES CHARGES: Under DVA PLUS, PREMIUM PLUS, ES II and Granite PrimElite Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the surrender charge that is assessed, based upon the date a premium payment is received.


Complete Years Elapsed
 Since Premium Payment                   Surrender Charge
_____________________ _______________________________________________________

                                       PREMIUM                     Granite
                        DVA PLUS        PLUS          ES II       PrimElite
                      _____________ _____________ _____________ _____________
           0                7%            8%            8%            7%
           1                7             8             7             7
           2                6             8             6             6
           3                5             8             5             5
           4                4             7             4             4
           5                3             6             3             3
           6                1             5             2             1
           7               --             3             1            --
           8               --             1            --            --
           9+              --            --            --            --


OTHER CONTRACT CHARGES: Under DVA 80, DVA 100 and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA 100 Contracts, annual distribution fees are deducted from the Contract accumulation values.

DEFERRED SALES LOAD: Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value by Golden American. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

FEES WAIVED BY GOLDEN AMERICAN: Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.



A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                              YEAR ENDED DECEMBER 31
                                        ___________________________________
                                             1998               1997
                                        _______________   _________________
                                              (DOLLARS IN THOUSANDS)
Balance at beginning of year                   $17,009             $26,612
Sales load advanced                                274                 616
Premium tax advanced                                --                   7
Net transfer from Fixed Account
 and other Divisions                                --                 353
Amortization of deferred sales load
 and premium tax                                (8,280)            (10,579)
                                        _______________   _________________
Balance at end of year                          $9,003             $17,009
                                        ===============   =================





































NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                         1998
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
                                                 (DOLLARS IN THOUSANDS)
The GCG Trust:
 Liquid Asset Series                              $570,537     $452,115
 Limited Maturity Bond Series                       71,742       22,970
 Hard Assets Series                                 17,730       17,975
 All-Growth Series                                  16,647       13,146
 Real Estate Series                                 29,007       13,733
 Fully Managed Series                               83,688        7,148
 Multiple Allocation Series                         52,037       32,159
 Capital Appreciation Series                        83,259       17,034
 Rising Dividends Series                           270,955        7,361
 Emerging Markets Series                             2,644        7,107
 Market Manager Series                                 342          292
 Value Equity Series                                58,297        6,136
 Strategic Equity Series                            31,008        5,375
 Small Cap Series                                   63,182        9,735
 Managed Global Series                              41,119       39,355
 Mid-Cap Growth Series                              97,494        8,444
 Growth & Income Series                            132,350        6,850
 Research Series                                   237,915        6,540
 Total Return Series                               202,032        1,560
 Value + Growth Series                             119,241       13,912
 Global Fixed Income Series                         14,270        5,161
 Developing World Series                             7,293        2,662
 Growth Opportunities Series                         7,214        3,196
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio                    52,726        6,256
 PIMCO StocksPLUS Growth and Income Portfolio       49,898        2,237
Greenwich Street Series Fund Inc.:
 Appreciation Portfolio                                739           82
Travelers Series Fund Inc.:
 Smith Barney High Income Portfolio                    878          222
 Smith Barney Large Cap Value Porfolio                 513           32
 Smith Barney International Equity Portfolio           245           12
 Smith Barney Money Market Portfolio                   630          494
Warburg Pincus Trust:
 International Equity Portfolio                    370,938      324,226
                                               _________________________
COMBINED                                        $2,686,570   $1,033,527
                                               =========================






                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                         1997
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
                                                 (DOLLARS IN THOUSANDS)
The GCG Trust:
 Liquid Asset Series                               $94,848      $75,062
 Limited Maturity Bond Series                       12,572       13,891
 Hard Assets Series                                 21,526       12,693
 All-Growth Series                                   7,468       14,683
 Real Estate Series                                 24,254        8,239
 Fully Managed Series                               27,691       11,768
 Multiple Allocation Series                         30,819       55,031
 Capital Appreciation Series                        41,409       24,135
 Rising Dividends Series                            63,949        8,887
 Emerging Markets Series                             8,023        6,846
 Market Manager Series                                 467          623
 Value Equity Series                                32,557        4,409
 Strategic Equity Series                            19,475        4,918
 Small Cap Series                                   25,870       10,563
 Managed Global Series                              37,985       21,524
 Mid-Cap Growth Series                              18,373        3,328
 Growth & Income Series                             37,291        1,763
 Research Series                                    34,430          419
 Total Return Series                                26,167          354
 Value + Growth Series                              30,053        5,950
 Global Fixed Income Series                            224            7
 Developing World Series                                --           --
 Growth Opportunities Series                            --           --
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio                        --           --
 PIMCO StocksPLUS Growth and Income Portfolio           --           --
Greenwich Street Series Fund Inc.:
 Appreciation Portfolio                                283           12
Travelers Series Fund Inc.:
 Smith Barney High Income Portfolio                    216           11
 Smith Barney Large Cap Value Porfolio                 210            1
 Smith Barney International Equity Portfolio           103            2
 Smith Barney Money Market Portfolio                   194           12
Warburg Pincus Trust:
 International Equity Portfolio                      2,146           59
                                               _________________________
COMBINED                                          $598,603     $285,190
                                               =========================










NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a sale (surrender of the old Contract) and a purchase (acquisition of the new Contract). All of the purchase transactions for the Market Manager Division resulted from such updates.

                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                          1998
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
Liquid Asset Division                           46,713,872   38,496,936
Limited Maturity Bond Division                   5,263,273    2,390,944
Hard Assets Division                             1,390,271    1,503,254
All-Growth Division                              1,876,296    1,557,867
Real Estate Division                             1,269,259    1,003,769
Fully Managed Division                           4,432,536    1,393,191
Multiple Allocation Division                     2,439,316    2,628,892
Capital Appreciation Division                    3,704,327    1,712,022
Rising Dividends Division                       13,285,423    1,798,264
Emerging Markets Division                          737,697    1,279,884
Market Manager Division                             16,579       26,443
Value Equity Division                            3,639,566      936,377
Strategic Equity Division                        2,329,825      828,876
Small Cap Division                               5,737,867    1,727,666
Managed Global Division                          3,637,963    3,808,355
Mid-Cap Growth Division                          5,201,859    1,073,702
Growth & Income Division                         8,700,243    1,061,928
Research Division                               11,776,149    1,145,700
Total Return Division                           11,841,572      542,519
Value + Growth Division                          8,862,606    1,834,396
Global Fixed Income Division                     1,199,981      486,199
Developing World Division                        1,034,819      414,729
Growth Opportunities Division                      801,993      373,469
PIMCO High Yield Bond Division                   5,575,890      995,489
PIMCO StocksPLUS Growth and Income Division      5,235,676      567,893
Appreciation Division                               45,518        5,062
Smith Barney High Income Division                   59,777       15,706
Smith Barney Large Cap Value Division               25,818        1,496
Smith Barney International Equity Division          13,627          659
Smith Barney Money Market Division                  55,074       43,687
International Equity Division                   34,755,360   31,779,305
                                               _________________________
COMBINED                                       191,660,032  101,434,679
                                               =========================







                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                          1997
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
Liquid Asset Division                            8,859,035    7,508,736
Limited Maturity Bond Division                     814,102    1,099,923
Hard Assets Division                               955,532      934,748
All-Growth Division                                902,597    1,467,510
Real Estate Division                             1,165,038      633,059
Fully Managed Division                           1,588,523    1,271,492
Multiple Allocation Division                       858,882    3,296,283
Capital Appreciation Division                    1,899,517    1,801,059
Rising Dividends Division                        4,263,972    1,391,248
Emerging Markets Division                        1,231,916    1,082,071
Market Manager Division                                 --       31,196
Value Equity Division                            1,792,574      522,420
Strategic Equity Division                        1,539,555      551,638
Small Cap Division                               3,022,647    1,720,403
Managed Global Division                          3,674,935    2,873,007
Mid-Cap Growth Division                          1,166,129      357,910
Growth & Income Division                         2,623,649      368,883
Research Division                                1,962,393      137,427
Total Return Division                            1,683,989       52,603
Value + Growth Division                          2,598,824      818,375
Global Fixed Income Division                        18,902        1,482
Developing World Division                               --           --
Growth Opportunities Division                           --           --
PIMCO High Yield Bond Division                          --           --
PIMCO StocksPLUS Growth and Income Division             --           --
Appreciation Division                               19,581          822
Smith Barney High Income Division                   15,972          739
Smith Barney Large Cap Value Division               12,176           39
Smith Barney International Equity Division           7,216          138
Smith Barney Money Market Division                  17,685        1,114
International Equity Division                      208,851        9,015
                                               _________________________
COMBINED                                        42,904,192   27,933,340
                                               =========================
















NOTE 6 - NET ASSETS
Investments at net asset value less the payable to Golden American Life Insurance Company for charges and fees at December 31, 1998 consisted of the following:

                                           Limited
                              Liquid      Maturity        Hard         All-
                              Asset         Bond         Assets       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $166,620       $85,663      $27,056       $64,169
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     9,139        17,885       17,001         8,405
Net unrealized appreciation
 (depreciation) of
 investments                        --          (716)     (14,354)        9,233
                           _____________________________________________________
                              $175,759      $102,832      $29,703       $81,807
                           =====================================================

                               Real         Fully       Multiple      Capital
                              Estate       Managed     Allocation  Appreciation
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $51,262      $167,589     $134,591      $146,874
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    26,016        48,555      134,202        74,724
Net unrealized appreciation
 (depreciation) of
 investments                    (8,283)       10,222        5,117        34,980
                           _____________________________________________________
                               $68,995      $226,366     $273,910      $256,578
                           =====================================================














                              Rising      Emerging       Market        Value
                            Dividends      Markets      Manager       Equity
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $394,953       $46,675       $2,242      $109,242
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    26,832       (14,912)       2,060        13,560
Net unrealized appreciation
 (depreciation) of
 investments                    78,831        (9,509)       3,405         3,392
                           _____________________________________________________
                              $500,616       $22,254       $7,707      $126,194
                           =====================================================

                            Strategic       Small       Managed       Mid-Cap
                              Equity         Cap         Global       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $61,578      $103,543      $90,360      $103,719
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     8,326          (467)      20,177         5,764
Net unrealized appreciation
 (depreciation) of
 investments                     1,444        21,169       20,147         7,361
                           _____________________________________________________
                               $71,348      $124,245     $130,684      $116,844
                           =====================================================

                             Growth &                    Total       Value +
                              Income      Research       Return       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $162,972      $254,403     $216,406      $124,813
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     7,050        11,860        9,989         4,268
Net unrealized appreciation
 (depreciation) of
 investments                     8,928        17,266        1,440        13,987
                           _____________________________________________________
                              $178,950      $283,529     $227,835      $143,068
                           =====================================================

                                                                       PIMCO
                              Global                     Growth        High
                              Fixed      Developing      Oppor-        Yield
                              Income        World       tunities       Bond
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions               $9,140        $4,651       $4,025       $45,637
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                       398          (288)        (243)          499
Net unrealized appreciation
 (depreciation) of
 investments                       (10)          149          349           (18)
                           _____________________________________________________
                                $9,528        $4,512       $4,131       $46,118
                           =====================================================

                              PIMCO                      Smith         Smith
                            StocksPLUS                   Barney       Barney
                            Growth and     Appre-         High       Large Cap
                              Income       ciation       Income        Value
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions              $46,830          $882         $825          $676
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                       717            49           44            15
Net unrealized appreciation
 (depreciation) of
 investments                     4,255            43          (63)           10
                           _____________________________________________________
                               $51,802          $974         $806          $701
                           =====================================================
















                              Smith
                              Barney        Smith
                              Inter-       Barney        Inter-
                             national       Money       national
                              Equity       Market        Equity
                             Division     Division      Division     Combined
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions                 $337          $304      $48,877    $2,676,914
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                        (4)           14         (666)      430,969
Net unrealized appreciation
 (depreciation) of
 investments                        (7)           --        1,554       210,322
                           _____________________________________________________
                                  $326          $318      $49,765    $3,318,205
                           =====================================================





































NOTE 7 - UNIT VALUES
Accumulation unit value information (which is based on total assets) for units outstanding by Contract type as of December 31, 1998 were as follows:


                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
LIQUID ASSET
 Currently payable annuity products:
  DVA 80                                            2,728  $15.19         $41
  DVA 100                                           2,657   14.89          40
 Contracts in accumulation period:
  DVA 80                                          371,896   15.19       5,650
  DVA 100                                       1,765,308   14.89      26,288
  DVA Series 100                                   50,601   14.38         727
  DVA PLUS - Standard                             489,531   14.54       7,118
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,587,645   14.33      51,394
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,964,038   14.11      41,830
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,069,965   13.88      42,610
                                                                  ____________
                                                                      175,698

LIMITED MATURITY BOND
 Currently payable annuity products:
  DVA 80                                            8,126   17.77         144
  DVA 100                                          17,655   17.42         307
 Contracts in accumulation period:
  DVA 80                                           91,829   17.77       1,632
  DVA 100                                       2,069,663   17.42      36,045
  DVA Series 100                                   22,995   16.81         387
  DVA PLUS - Standard                             263,074   17.02       4,478
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,557,946   16.77      26,124
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,121,400   16.52      18,525
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     937,378   16.25      15,230
                                                                  ____________
                                                                      102,872





                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
HARD ASSETS
 Currently payable annuity products:
  DVA 80                                              365  $15.15          $6
  DVA 100                                           8,649   14.85         128
 Contracts in accumulation period:
  DVA 80                                           58,984   15.15         893
  DVA 100                                         744,236   14.85      11,050
  DVA Series 100                                   23,997   14.33         344
  DVA PLUS - Standard                             146,678   14.50       2,126
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          258,034   14.28       3,685
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  609,087   14.07       8,570
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     210,821   13.84       2,917
                                                                  ____________
                                                                       29,719

ALL-GROWTH
 Currently payable annuity products:
  DVA 80                                              474   16.36           8
  DVA 100                                          11,790   16.03         189
 Contracts in accumulation period:
  DVA 80                                           72,780   16.36       1,191
  DVA 100                                       2,382,762   16.03      38,207
  DVA Series 100                                   23,147   15.48         358
  DVA PLUS - Standard                             208,260   15.66       3,261
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          645,591   15.43       9,958
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,471,156   15.20      22,355
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     422,889   14.95       6,320
                                                                  ____________
                                                                       81,847











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
REAL ESTATE
 Currently payable annuity products:
  DVA 80                                            1,101  $23.06         $25
  DVA 100                                          21,684   22.60         490
 Contracts in accumulation period:
  DVA 80                                           33,563   23.06         774
  DVA 100                                       1,136,778   22.60      25,692
  DVA Series 100                                    9,562   21.82         209
  DVA PLUS - Standard                             170,494   22.07       3,763
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          436,867   21.74       9,498
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  914,501   21.42      19,588
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     426,516   21.07       8,985
                                                                  ____________
                                                                       69,024

FULLY MANAGED
 Currently payable annuity products:
  DVA 80                                            2,737   21.78          60
  DVA 100                                          60,779   21.34       1,297
 Contracts in accumulation period:
  DVA 80                                           96,116   21.78       2,093
  DVA 100                                       4,072,871   21.34      86,930
  DVA Series 100                                   33,313   20.61         686
  DVA PLUS - Standard                             544,623   20.84      11,351
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,628,157   20.53      33,431
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,780,652   20.23      56,246
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,727,706   19.90      34,373
                                                                  ____________
                                                                      226,467











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MULTIPLE ALLOCATION
 Currently payable annuity products:
  DVA 80                                           14,541  $23.26        $338
  DVA 100                                          90,029   22.80       2,053
 Contracts in accumulation period:
  DVA 80                                          405,816   23.26       9,440
  DVA 100                                       7,709,073   22.80     175,791
  DVA Series 100                                   64,749   22.01       1,425
  DVA PLUS - Standard                             395,764   22.27       8,812
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          800,489   21.94      17,560
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,980,779   21.61      42,806
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     744,366   21.26      15,822
                                                                  ____________
                                                                      274,047

CAPITAL APPRECIATION
 Currently payable annuity products:
  DVA 80                                            7,669   25.47         195
  DVA 100                                          44,548   25.13       1,119
 Contracts in accumulation period:
  DVA 80                                           83,297   25.47       2,122
  DVA 100                                       4,645,391   25.13     116,756
  DVA Series 100                                   49,076   24.55       1,205
  DVA PLUS - Standard                             413,115   24.75      10,223
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,342,757   24.50      32,897
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,787,732   24.26      67,619
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,023,964   23.98      24,551
                                                                  ____________
                                                                      256,687











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
RISING DIVIDENDS
 Currently payable annuity products:
  DVA 80                                           12,379  $23.31        $289
  DVA 100                                          15,367   23.06         355
 Contracts in accumulation period:
  DVA 80                                          127,116   23.31       2,962
  DVA 100                                       4,450,237   23.06     102,628
  DVA Series 100                                   92,161   22.64       2,086
  DVA PLUS - Standard                           1,199,087   22.79      27,323
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        4,591,470   22.61     103,810
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                7,386,288   22.43     165,696
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   4,305,084   22.22      95,669
                                                                  ____________
                                                                      500,818

EMERGING MARKETS
 Currently payable annuity products:
  DVA 80                                              304    6.71           2
  DVA 100                                           9,591    6.64          64
 Contracts in accumulation period:
  DVA 80                                           68,213    6.71         458
  DVA 100                                       1,539,408    6.64      10,224
  DVA Series 100                                   23,813    6.52         155
  DVA PLUS - Standard                             266,800    6.56       1,751
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          271,025    6.51       1,765
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,177,915    6.46       7,610
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      37,134    6.40         238
                                                                  ____________
                                                                       22,267











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MARKET MANAGER
 Contracts in accumulation period:
  DVA 100                                         332,519  $23.71      $7,884
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                    7,958   23.14         184
                                                                  ____________
                                                                        8,068

VALUE EQUITY
 Currently payable annuity products:
  DVA 80                                              409   18.73           8
  DVA 100                                           2,145   18.58          40
 Contracts in accumulation period:
  DVA 80                                           29,033   18.73         544
  DVA 100                                       1,049,863   18.58      19,502
  DVA Series 100                                   20,539   18.32         376
  DVA PLUS - Standard                             454,942   18.41       8,377
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,415,540   18.31      25,913
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,736,310   18.20      49,797
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,201,314   18.06      21,692
                                                                  ____________
                                                                      126,249

STRATEGIC EQUITY
 Currently payable annuity products:
  DVA 100                                          34,850   14.40         502
 Contracts in accumulation period:
  DVA 80                                           53,353   14.49         773
  DVA 100                                         737,255   14.40      10,615
  DVA Series 100                                   22,096   14.23         315
  DVA PLUS - Standard                             508,588   14.30       7,272
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,105,850   14.23      15,735
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,731,615   14.16      24,521
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     827,477   14.07      11,644
                                                                  ____________
                                                                       71,377


                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
SMALL CAP
 Currently payable annuity products:
  DVA 100                                           6,856  $15.55        $107
 Contracts in accumulation period:
  DVA 80                                           46,417   15.65         726
  DVA 100                                         694,347   15.55      10,801
  DVA Series 100                                   18,405   15.39         283
  DVA PLUS - Standard                             446,934   15.44       6,900
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        2,476,498   15.37      38,058
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,086,639   15.30      47,219
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,326,706   15.23      20,204
                                                                  ____________
                                                                      124,298

MANAGED GLOBAL
 Currently payable annuity products:
  DVA 80                                              295   15.46           5
  DVA 100                                          16,286   15.27         249
 Contracts in accumulation period:
  DVA 80                                           31,668   15.46         489
  DVA 100                                       3,928,543   15.27      59,981
  DVA Series 100                                   47,894   14.95         716
  DVA PLUS - Standard                             649,216   15.02       9,753
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          610,300   14.88       9,084
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,354,682   14.75      49,469
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      67,979   14.59         992
                                                                  ____________
                                                                      130,738












                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MID-CAP GROWTH
 Contracts in accumulation period:
  DVA 80                                           31,935  $23.04        $736
  DVA 100                                         315,603   22.84       7,210
  DVA Series 100                                   12,309   22.50         277
  DVA PLUS - Standard                             173,070   22.60       3,912
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,905,008   22.43      42,722
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,527,664   22.31      34,087
  Granite PrimElite - Standard                        981   22.60          22
  Granite PrimElite - Annual Ratchet               23,659   22.43         531
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,235,724   22.17      27,396
                                                                  ____________
                                                                      116,893

GROWTH & INCOME
 Contracts in accumulation period:
  DVA 80                                            9,045   17.29         156
  DVA 100                                         486,360   17.20       8,365
  DVA Series 100                                    9,399   17.03         160
  DVA PLUS - Standard                             537,480   17.08       9,180
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,297,314   17.01      56,089
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,474,459   16.94      58,850
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   2,741,015   16.87      46,233
                                                                  ____________
                                                                      179,033















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
RESEARCH
 Contracts in accumulation period:
  DVA 80                                           14,054  $23.47        $330
  DVA 100                                         488,822   23.27      11,377
  DVA Series 100                                   20,718   22.93         475
  DVA PLUS - Standard                             437,189   23.03      10,068
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,902,974   22.89      89,339
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,875,695   22.73      88,107
  Granite PrimElite - Standard                      3,070   23.03          71
  Granite PrimElite - Annual Ratchet               38,692   22.89         886
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,674,201   22.59      82,990
                                                                  ____________
                                                                      283,643

TOTAL RETURN
 Contracts in accumulation period:
  DVA 80                                            2,035   18.17          37
  DVA 100                                         431,678   18.02       7,778
  DVA Series 100                                    6,695   17.75         119
  DVA PLUS - Standard                             616,433   17.83      10,989
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,982,960   17.72      70,569
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,973,034   17.60      69,922
  Granite PrimElite - Standard                     10,098   17.83         180
  Granite PrimElite - Annual Ratchet               32,769   17.72         581
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,874,737   17.49      67,753
                                                                  ____________
                                                                      227,928













                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
VALUE + GROWTH
 Contracts in accumulation period:
  DVA 80                                           35,295  $16.57        $585
  DVA 100                                         299,829   16.47       4,940
  DVA Series 100                                   11,112   16.31         181
  DVA PLUS - Standard                             362,210   16.36       5,926
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,293,704   16.29      53,670
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,452,149   16.22      39,786
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   2,354,360   16.16      38,039
                                                                  ____________
                                                                      143,127

GLOBAL FIXED INCOME
 Contracts in accumulation period:
  DVA 80                                            1,419   13.42          19
  DVA 100                                          13,446   13.31         179
  DVA PLUS - Standard                               6,337   13.17          83
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          396,068   13.09       5,184
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  119,924   13.00       1,560
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     194,008   12.92       2,506
                                                                  ____________
                                                                        9,531


















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
DEVELOPING WORLD
 Contracts in accumulation period:
  DVA 80                                            3,368   $7.32         $25
  DVA 100                                           4,598    7.31          34
  DVA PLUS - Standard                                 617    7.29           5
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          417,221    7.28       3,039
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                   82,414    7.27         599
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     111,872    7.26         812
                                                                  ____________
                                                                        4,514

GROWTH OPPORTUNITIES
 Contracts in accumulation period:
  DVA 100                                          13,050    9.69         126
  DVA PLUS - Standard                               5,235    9.67          51
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          141,597    9.65       1,367
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  126,683    9.64       1,221
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     141,959    9.63       1,367
                                                                  ____________
                                                                        4,132




















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
PIMCO HIGH YIELD BOND
 Contracts in accumulation period:
  DVA 80                                            2,973  $10.12         $30
  DVA 100                                         107,998   10.11       1,092
  DVA PLUS - Standard                             213,774   10.09       2,157
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,630,971   10.08      16,440
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,066,219   10.07      10,737
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,558,466   10.06      15,678
                                                                  ____________
                                                                       46,134

PIMCO STOCKSPLUS GROWTH AND INCOME
 Contracts in accumulation period:
  DVA 80                                           13,664   11.16         152
  DVA 100                                         160,283   11.14       1,786
  DVA PLUS - Standard                             112,706   11.12       1,253
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,527,697   11.11      16,975
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  942,738   11.10      10,465
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,910,695   11.09      21,188
                                                                  ____________
                                                                       51,819



















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
APPRECIATION
 Contracts in accumulation period:
  Granite PrimElite - Standard                      1,108  $16.53         $18
  Granite PrimElite - Annual Ratchet               58,107   16.47         957
                                                                  ____________
                                                                          975

SMITH BARNEY HIGH INCOME
 Contracts in accumulation period:
  Granite PrimElite - Standard                     12,711   13.66         174
  Granite PrimElite - Annual Ratchet               46,593   13.58         633
                                                                  ____________
                                                                          807

SMITH BARNEY LARGE CAP VALUE
 Contracts in accumulation period:
  Granite PrimElite - Standard                      1,600   19.35          31
  Granite PrimElite - Annual Ratchet               34,859   19.24         671
                                                                  ____________
                                                                          702

SMITH BARNEY INTERNATIONAL EQUITY
 Contracts in accumulation period:
  Granite PrimElite - Standard                      2,885   14.35          41
  Granite PrimElite - Annual Ratchet               19,916   14.28         285
                                                                  ____________
                                                                          326

SMITH BARNEY MONEY MARKET
 Contracts in accumulation period:
  Granite PrimElite - Standard                      2,017   11.43          23
  Granite PrimElite - Annual Ratchet               25,941   11.37         295
                                                                  ____________
                                                                          318

INTERNATIONAL EQUITY
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        2,422,075   10.29      24,919
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  680,861   10.32       7,025
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,736,713   10.27      17,841
                                                                  ____________
                                                                       49,785
                                             _____________        ____________
COMBINED                                      183,098,947          $3,319,843
                                             =============        ============

                            FORM TWO

                 Statement of Additional Information


                      GOLDENSELECT PREMIUM PLUS


                    DEFERRED COMBINATION VARIABLE
                     AND FIXED ANNUITY CONTRACT



                              ISSUED BY
                         SEPARATE ACCOUNT B
                            ("Account B")


                                 OF
               GOLDEN AMERICAN LIFE INSURANCE COMPANY



This statement of additional information is not a prospectus. The information contained herein should be read in conjunction with the prospectus for the Golden American Life Insurance Company deferred variable annuity contract that is referred to herein.

The prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus, send a written request to Golden American Life Insurance Company, Customer Service Center, P.O. Box 2700, West Chester, PA 19380 or telephone 1-800-366-0066.




                       DATE OF PROSPECTUS AND
                STATEMENT OF ADDITIONAL INFORMATION:
                           [February 1, 2000]

                          TABLE OF CONTENTS

ITEM                                                           PAGE

Introduction.................................................     1
Description of Golden American Life Insurance Company........     1
Safekeeping of Assets........................................     1
The Administrator............................................     1
Independent Auditors.........................................     1
Distribution of Contracts....................................     1
Performance Information......................................     2
IRA Partial Withdrawal Option................................     7
Other Information............................................     7
Financial Statements of Separate Account B...................     7
Appendix - Description of Bond Ratings.......................   A-1

                            INTRODUCTION

This Statement of Additional Information provides background information regarding Account B.


        DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc.
On October 24, 1997, Equitable of Iowa and ING Groep N.V. ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with over $461.8 billion in assets as of December 31, 1998.

As of December 31, 1998, Golden American had approximately $353.9 million in stockholder's equity and approximately $4.8 billion in total assets, including approximately $3.4 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable annuities and variable life insurance. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), who is licensed to do variable annuity business in the states of New York and Delaware.


                        SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Account B.


                          THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. Equitable Life billed Golden American $892,903 pursuant to the service agreement in 1998.


                        INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of Golden American and Account B.


                      DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed
Services, Inc., an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Golden American. The variable insurance products were sold primarily through two broker/dealer institutions during the year ended December 31, 1996, through two broker/dealer institutions during the year ended December 31, 1997 and through two broker/dealer institutions during the year ended December 31, 1998. For the years ended 1998, 1997 and 1996 commissions paid by Golden American, including amounts paid by its subsidiary, First Golden American Life Insurance Company of New York, to Directed Services, Inc. aggregated $117,470,000, $36,350,000 and $27,065,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Golden American provides to Directed Services, Inc. certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges Directed Services, Inc. for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of Directed Services, Inc. In the opinion of management, this method of cost allocation is reasonable. In 1995, the service agreement between Directed Services, Inc. and Golden American was amended to provide for a management fee from Directed Services, Inc. to Golden American for managerial and supervisory services provided by Golden American. This fee, calculated as a percentage of average assets in the variable separate accounts, was $4,771,000, $2,770,000, and $2,267,000 for the years ended 1998, 1997 and 1996, respectively.


                       PERFORMANCE INFORMATION

Performance information for the subaccounts of Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by minus signs ("-").
Performance information for measures other than total return do not reflect any applicable premium tax that can range from 0% to 3.5%.
As described in the prospectus, four death benefit options are available. The following performance values reflect the election at issue of the Combination Enhanced Death Benefit Option thus providing values reflecting the highest aggregate contract charges. In addition, the performance values reflect the selection of the most costly optional benefit rider. If one of the other death benefit options had been elected, or if another optional benefit rider or no rider had been elected, the historical performance values would be higher than those represented in the examples.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS
Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro rata share of subaccount expenses which includes deductions for the mortality and expense risk charge and the administrative charge accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:


      EFFECTIVE YIELD = [(BASE PERIOD RETURN) +1) ^ (365/7)] - 1


The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 1998 to December 31, 1998 were
2.95% and 2.99%, respectively.

SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS Quotations of yield for the remaining subaccounts will be based on all investment income a subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:


                        YIELD = 2 [ ( a - b  +1)^(6) - 1]
                                      -----
                                       cd


     Where:
          [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net of reimbursements)
          [c] equals the average daily number of units outstanding during the period based on the index of investment experience
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Account B is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:


                [P(1+T)^(n)]=ERV


     Where:
          (1) [P] equals a hypothetical initial premium payment of $1,000
          (2)   [T] equals an average annual total return
          (3)   [n] equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, the mortality and expense risk charges and maximum optional benefit rider charge. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Except for the All Cap, Investors, Large Cap Value and Managed Global subaccounts which had not commenced operations as of December 31, 1998, Average Annual Total Return for the Subaccounts presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Combination Enhacnced Death Benefit of 1.90%, administrative charges of 0.20%, applicable surrender charge of [8.00%] for the one year period and [7.00%] for the five year period, and the highest optional rider charge of [__.___%] (as though the riders had been available from portfolio inception) for the year ending December 31, 1998 were as follows:

Average Annual Total Return for Periods Ending 12/31/98 - Standardized
----------------------------------------------------------------------

                         One Year       Five Year     Inception to
                      Period Ending   Period Ending   Period Ending   Inception
Subaccount               12/31/98       12/31/98        12/31/98         Date
----------            -------------   -------------  ---------------  --------
THE GCG TRUST
Liquid Asset
Limited Maturity Bond
Global Fixed Income
Total Return
Investors
Equity Income
Fully Managed
Rising Dividends
Large Cap Value
Capital Growth
Growth
Value Equity
Research
Mid-Cap Growth
Strategic Equity
Capital Appreciation
All Cap
Small Cap
Real Estate
Hard Assets
Managed Global
Developing World

THE PIMCO TRUST
PIMCO High Yield Bond
PIMCO StocksPLUS
   Growth and Income

THE WARBURG PINCUS TRUST
International Equity
_________________________
* Total return calculation reflects certain waivers of portfolio fees and expenses.
** Total return calculations assume that the rider charge base is equal to the initial premium and the rider charge base increases by 7% each year. Beacuse the total return calculations are based on assets values, the rider charge has been converted to an asset-based charge of 1.18% per year. This assumption is based on the assets growing at 5% per year as required by the SEC in the prospectus Exepense Examples.
#  Non-Annualized

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

                  [P(1+T)^(n)]=ERV

     Where:
          (1) [P] equals a hypothetical initial premium payment of $1,000
          (2)   [T] equals an average annual total return
          (3)   [n] equals the number of years

          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk for the Combination Enhacnced Death Benefit, charge and the administrative charges and the optional benefit rider charge but not the deduction of the maximum sales load and the annual contract fee.

Except for the All Cap, Investors, Large Cap Value and Managed Global subaccounts which had not commenced operations as of December 31, 1998, Average Annual Total Return for the Subaccounts presented on a non-standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Combination Enhacnced Death Benefit of 1.90%, administrative charges of 0.20%, applicable surrender charge of [8.00%] for the one year period and [7.00%] for the five year period, and the highest optional rider charge of [__.___%] (as though the riders had been available from portfolio inception) for the year ending December 31, 1998 were as follows:

Average Annual Total Return for Periods Ending 12/31/98 - Non-Standardized
--------------------------------------------------------------------------

                         One Year       Five Year     Inception to
                      Period Ending   Period Ending   Period Ending   Inception
Subaccount               12/31/98       12/31/98        12/31/98         Date
----------            -------------   -------------  ---------------  --------
THE GCG TRUST
Liquid Asset
Limited Maturity Bond
Global Fixed Income
Total Return
Investors
Equity Income
Fully Managed
Rising Dividends
Large Cap Value
Capital Growth
Growth
Value Equity
Research
Mid-Cap Growth
Strategic Equity
Capital Appreciation
All Cap
Small Cap
Real Estate
Hard Assets
Managed Global
Developing World

THE PIMCO TRUST
PIMCO High Yield Bond
PIMCO StocksPLUS
   Growth and Income

THE WARBURG PINCUS TRUST
International Equity
_________________________
* Total return calculation reflects partial waiver of fees and expenses.
** Total return calculations assume that the rider charge base is equal to the initial premium and the rider charge base increases by 7% each year. Beacuse the total return calculations are based on assets values, the rider charge has been converted to an asset-based charge of 1.18% per year. This assumption is based on the assets growing at 5% per year as required by the SEC in the prospectus Exepense Examples.
#  Non-Annualized

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Measurement of Investment Experience. Note that in your contract accumulation value is referred to as Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the Combination Enhanced Death Benefit Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit Option and the Standard Death Benefit are lower than that used in the examples and would result in higher AUV or contract values.

    1.  AUV, beginning of period.............................  $10.00
    2.  Value of securities, beginning of period.............  $10.00
    3.  Change in value of securities........................  $ 0.10
    4.  Gross investment return (3) divided by (2)...........    0.01
    5.  Less daily mortality and expense charge..............    0.00004837
    6.  Less asset based administrative charge...............    0.00000411
    7.  Net investment return (4) minus (5) minus (6)........    0.00994752
    8.  Net investment factor (1.000000) plus (7)............    1.00994752
    9.  AUV, end of period (1) multiplied by (8).............  $10.09947520

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
    EXAMPLE 2.
    1.  Initial Premium Payment..............................  $     1,000
    2.  AUV on effective date of purchase (see Example 1)....  $     10.00
    3.  Number of Units purchased (1) divided by (2).........          100
    4.  AUV for valuation date following purchase
        (see Example 1)......................................  $10.09947520
    5.  Contract value in account for valuation date
        following purchase (3) multiplied by (4).............  $  1,009.95


                    IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form. Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the accumulation value by the life expectancy. In the first year withdrawals begin, we use the accumulation value as of the date of the first payment. Thereafter, we use the accumulation value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.


                          OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

             FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements
          Statement of Assets and Liability as of December 31, 1998 Statement of Operations for the year ended December 31, 1998 Statements of Changes in Net Assets for the years ended
          December 31, 1998 and 1997
     Notes to Financial Statements

                              FINANCIAL STATEMENTS

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                    YEARS ENDED DECEMBER 31, 1998 AND 1997
                     WITH REPORT OF INDEPENDENT AUDITORS













































                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                             FINANCIAL STATEMENTS



                    YEARS ENDED DECEMBER 31, 1998 AND 1997




                              TABLE OF CONTENTS

Report of Independent Auditors

Audited Financial Statements

Statement of Assets and Liability
Statement of Operations
Statements of Changes in Net Assets
Notes to Financial Statements









































                         Report of Independent Auditors




The Board of Directors
Golden American Life Insurance Company


We have audited the accompanying statement of assets and liability of Golden American Life Insurance Company Separate Account B as of December 31, 1998, and the related statements of operations for the year then ended and the changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Golden American Life Insurance Company Separate Account B at December 31, 1998, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                              /S/ Ernst & Young LLP


Des Moines, Iowa
February 25, 1999

















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1998
                           (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS
 Investments at net asset value:
  The GCG Trust:
     Liquid Asset Series,
      175,698,298 shares (cost - $175,698)                           $175,698
     Limited Maturity Bond Series,
      9,632,216 shares (cost - $103,588)                              102,872
     Hard Assets Series,
      3,095,761 shares (cost - $44,073)                                29,719
     All-Growth Series,
      5,460,140 shares (cost - $72,614)                                81,847
     Real Estate Series,
      5,082,757 shares (cost - $77,307)                                69,024
     Fully Managed Series,
      14,869,764 shares (cost - $216,245)                             226,467
     Multiple Allocation Series,
      21,629,600 shares (cost - $268,930)                             274,047
     Capital Appreciation Series,
      14,189,481 shares (cost - $221,707)                             256,687
     Rising Dividends Series,
      22,754,116 shares (cost - $421,987)                             500,818
     Emerging Markets Series,
      3,333,290 shares (cost - $31,776)                                22,267
     Market Manager Series,
      414,851 shares (cost - $4,663)                                    8,068
     Value Equity Series,
      7,950,210 shares (cost - $122,857)                              126,249
     Strategic Equity Series,
      5,567,699 shares (cost - $69,933)                                71,377
     Small Cap Series,
      7,754,062 shares (cost - $103,129)                              124,298
     Managed Global Series,
      9,213,401 shares (cost - $110,591)                              130,738
     Mid-Cap Growth Series,
      6,458,180 shares (cost - $109,532)                              116,893
     Growth & Income Series,
      11,461,829 shares (cost - $170,105)                             179,033
     Research Series,
      13,965,668 shares (cost - $266,377)                             283,643
     Total Return Series,
      14,425,794 shares (cost - $226,488)                             227,928
     Value + Growth Series,
      9,163,078 shares (cost - $129,140)                              143,127
     Global Fixed Income Series,
      853,224 shares (cost - $9,541)                                    9,531




                      GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1998
                                (CONTINUED)
                          (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS - CONTINUED
 Investments at net asset value:
  The GCG Trust:
     Developing World Series,
      612,452 shares (cost - $4,365)                                   $4,514
     Growth Opportunities Series,
      425,552 shares (cost - $3,783)                                    4,132
  PIMCO Variable Insurance Trust:
     PIMCO High Yield Bond Portfolio,
      4,770,792 shares (cost - $46,152)                                46,134
     PIMCO StocksPLUS Growth and Income Portfolio,
      4,119,171 shares (cost - $47,564)                                51,819
  Greenwich Street Series Fund Inc.:
     Appreciation Portfolio,
      46,082 shares (cost - $932)                                         975
  Travelers Series Fund Inc.:
     Smith Barney High Income Portfolio,
      63,707 shares (cost - $870)                                         807
     Smith Barney Large Cap Value Portfolio,
      34,717 shares (cost - $692)                                         702
     Smith Barney International Equity Portfolio,
      23,707 shares (cost - $333)                                         326
     Smith Barney Money Market Portfolio,
      317,907 shares (cost - $318)                                        318
  Warburg Pincus Trust:
     International Equity Portfolio,
      4,529,941 shares (cost - $48,231)                                49,785
                                                                  ____________
     TOTAL ASSETS (cost - $3,109,521)                               3,319,843

LIABILITY
  Payable to Golden American Life Insurance Company
   for charges and fees                                                 1,638
                                                                  ____________
     TOTAL NET ASSETS                                              $3,318,205
                                                                  ============
NET ASSETS
  For variable annuity insurance contracts                         $3,309,202
  Retained in Separate Account B by Golden American
   Life Insurance Company                                               9,003
                                                                  ____________
     TOTAL NET ASSETS                                              $3,318,205
                                                                  ============

See accompanying notes.




                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                           Limited
                                                  Liquid   Maturity    Hard
                                                  Asset      Bond     Assets
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $5,783    $3,217    $1,662
   Capital gains distributions                         --        --     1,065
                                                ______________________________
  TOTAL INVESTMENT INCOME                           5,783     3,217     2,727

  Expenses:
   Mortality and expense risk and other charges     1,619       939       461
   Annual administrative charges                       62        41        13
   Minimum death benefit guarantee charges              7         1         2
   Contingent deferred sales charges                  342        65        53
   Other contract charges                               9         3         2
   Amortization of deferred charges related to:
    Deferred sales load                               615       389       164
    Premium taxes                                       3         6         3
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      2,657     1,444       698
   Fees waived by Golden American Life
    Insurance Company                                   5         9         4
                                                ______________________________
  NET EXPENSES                                      2,652     1,435       694
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,131     1,782     2,033

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments              --       872    (6,941)
  Net unrealized appreciation
   (depreciation) of investments                       --       739    (8,620)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $3,131    $3,393  ($13,528)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                   All-      Real     Fully
                                                  Growth    Estate   Managed
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           --    $3,321    $6,674
   Capital gains distributions                       $470     6,244    12,408
                                                ______________________________
  TOTAL INVESTMENT INCOME                             470     9,565    19,082

  Expenses:
   Mortality and expense risk and other charges       879       964     2,417
   Annual administrative charges                       41        28       105
   Minimum death benefit guarantee charges              1         1         2
   Contingent deferred sales charges                   46        38        64
   Other contract charges                               2         1         5
   Amortization of deferred charges related to:
    Deferred sales load                               409       290       866
    Premium taxes                                       7         5        16
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,385     1,327     3,475
   Fees waived by Golden American Life
    Insurance Company                                  10         6        19
                                                ______________________________
  NET EXPENSES                                      1,375     1,321     3,456
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                       (905)    8,244    15,626

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             330     3,708     1,704
  Net unrealized appreciation
   (depreciation) of investments                    6,240   (24,689)  (10,501)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $5,665  ($12,737)   $6,829
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Multiple  Capital
                                                 Alloca-  Apprecia-   Rising
                                                   tion      tion   Dividends
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $13,875    $3,355    $2,240
   Capital gains distributions                     14,968    19,519    16,632
                                                ______________________________
  TOTAL INVESTMENT INCOME                          28,843    22,874    18,872

  Expenses:
   Mortality and expense risk and other charges     2,985     2,656     4,670
   Annual administrative charges                      144       110       212
   Minimum death benefit guarantee charges             10         2         4
   Contingent deferred sales charges                   89        59       128
   Other contract charges                               9         9        13
   Amortization of deferred charges related to:
    Deferred sales load                             1,784     1,083       934
    Premium taxes                                      33        25        11
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      5,054     3,944     5,972
   Fees waived by Golden American Life
    Insurance Company                                  26        26        20
                                                ______________________________
  NET EXPENSES                                      5,028     3,918     5,952
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                     23,815    18,956    12,920

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments           2,288     6,551     3,842
  Net unrealized appreciation
   (depreciation) of investments                  (10,125)   (3,987)   17,344
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $15,978   $21,520   $34,106
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Emerging   Market    Value
                                                 Markets   Manager    Equity
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           --      $129    $2,766
   Capital gains distributions                         --       214     1,018
                                                ______________________________
  TOTAL INVESTMENT INCOME                              --       343     3,784

  Expenses:
   Mortality and expense risk and other charges      $336        --     1,442
   Annual administrative charges                       10         1        57
   Minimum death benefit guarantee charges              1        --         1
   Contingent deferred sales charges                   16        --        57
   Other contract charges                               1        --         2
   Amortization of deferred charges related to:
    Deferred sales load                               160        43       231
    Premium taxes                                       2        --         3
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                        526        44     1,793
   Fees waived by Golden American Life
    Insurance Company                                   2        --         3
                                                ______________________________
  NET EXPENSES                                        524        44     1,790
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                       (524)      299     1,994

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments          (3,524)      135     1,237
  Net unrealized appreciation
   (depreciation) of investments                   (4,266)    1,090    (4,208)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        ($8,314)   $1,524     ($977)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                Strategic   Small    Managed
                                                  Equity     Cap      Global
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $1,941        --    $1,806
   Capital gains distributions                      2,711        --     3,627
                                                ______________________________
  TOTAL INVESTMENT INCOME                           4,652        --     5,433

  Expenses:
   Mortality and expense risk and other charges       851    $1,114     1,445
   Annual administrative charges                       29        55        59
   Minimum death benefit guarantee charges              1         1         1
   Contingent deferred sales charges                   52        59        50
   Other contract charges                               1         3         4
   Amortization of deferred charges related to:
    Deferred sales load                               135       112       579
    Premium taxes                                       1         1         8
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,070     1,345     2,146
   Fees waived by Golden American Life
    Insurance Company                                   4         2         9
                                                ______________________________
  NET EXPENSES                                      1,066     1,343     2,137
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,586    (1,343)    3,296

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments           1,365     2,148     7,634
  Net unrealized appreciation
   (depreciation) of investments                   (6,078)   15,952    16,611
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        ($1,127)  $16,757   $27,541
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Mid-Cap   Growth &
                                                  Growth    Income   Research
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $4,999    $4,745   $12,283
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                           4,999     4,745    12,283

  Expenses:
   Mortality and expense risk and other charges       880     1,599     1,941
   Annual administrative charges                       51        88       120
   Minimum death benefit guarantee charges              1        --        --
   Contingent deferred sales charges                   20        62        71
   Other contract charges                               2         1         4
   Amortization of deferred charges related to:
    Deferred sales load                                55        92        79
    Premium taxes                                      --         2         1
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,009     1,844     2,216
   Fees waived by Golden American Life
    Insurance Company                                   1         3         1
                                                ______________________________
  NET EXPENSES                                      1,008     1,841     2,215
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,991     2,904    10,068

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             899       911       972
  Net unrealized appreciation
   (depreciation) of investments                    6,574     7,679    16,878
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $11,464   $11,494   $27,918
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Global
                                                  Total    Value +    Fixed
                                                  Return    Growth    Income
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $11,048    $5,950      $237
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                          11,048     5,950       237

  Expenses:
   Mortality and expense risk and other charges     1,714     1,099        57
   Annual administrative charges                       98        62         4
   Minimum death benefit guarantee charges             --         1        --
   Contingent deferred sales charges                   62        42         2
   Other contract charges                               1         1        --
   Amortization of deferred charges related to:
    Deferred sales load                                75        49        --
    Premium taxes                                       1         1        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,951     1,255        63
   Fees waived by Golden American Life
    Insurance Company                                   2         2        --
                                                ______________________________
  NET EXPENSES                                      1,949     1,253        63
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      9,099     4,697       174

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             185      (807)      216
  Net unrealized appreciation
   (depreciation) of investments                    1,028    15,417        --
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $10,312   $19,307      $390
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998




See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      PIMCO
                                                            Growth     High
                                                Developing  Oppor-    Yield
                                                  World    tunities    Bond
                                                 Division  Division  Division
                                                   (a)       (a)       (c)
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           $2       $25    $1,050
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                               2        25     1,050

  Expenses:
   Mortality and expense risk and other charges        22        31       197
   Annual administrative charges                        2         1        17
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                   --         1        15
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                --        --         4
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                         24        33       233
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                         24        33       233
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                        (22)       (8)      817

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            (266)     (235)     (318)
  Net unrealized appreciation
   (depreciation) of investments                      149       349       (18)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          ($139)     $106      $481
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998




See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                  PIMCO
                                                StocksPLUS            Smith
                                                  Growth              Barney
                                                   and      Appre-     High
                                                  Income   ciation    Income
                                                 Division  Division  Division
                                                   (b)
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $1,005        $8       $37
   Capital gains distributions                         --        33         8
                                                ______________________________
  TOTAL INVESTMENT INCOME                           1,005        41        45

  Expenses:
   Mortality and expense risk and other charges       162        10         8
   Annual administrative charges                       18         1         1
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                    9        --        --
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                 2        --        --
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                        191        11         9
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                        191        11         9
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                        814        30        36

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             (97)        3         8
  Net unrealized appreciation
   (depreciation) of investments                    4,255        52       (66)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $4,972       $85      ($22)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)


                                                            Smith
                                                  Smith     Barney    Smith
                                                  Barney    Inter-    Barney
                                                Large Cap  national   Money
                                                  Value     Equity    Market
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           $6        --       $20
   Capital gains distributions                         16        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                              22        --        20

  Expenses:
   Mortality and expense risk and other charges         7        $3         6
   Annual administrative charges                        1        --        --
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                   --        --        --
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                --        --        --
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                          8         3         6
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                          8         3         6
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                         14        (3)       14

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments               2        (1)       --
  Net unrealized appreciation
   (depreciation) of investments                        3        (2)       --
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $19       ($6)      $14
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998

See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)



                                                  Inter-
                                                 national
                                                  Equity
                                                 Division  Combined
                                                ____________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                         $251   $88,435
   Capital gains distributions                         --    78,933
                                                ____________________
  TOTAL INVESTMENT INCOME                             251   167,368

  Expenses:
   Mortality and expense risk and other charges       398    30,912
   Annual administrative charges                       20     1,451
   Minimum death benefit guarantee charges             --        37
   Contingent deferred sales charges                   12     1,414
   Other contract charges                              --        73
   Amortization of deferred charges related to:
    Deferred sales load                                --     8,150
    Premium taxes                                      --       129
                                                ____________________
  TOTAL EXPENSES BEFORE WAIVER                        430    42,166
   Fees waived by Golden American Life
    Insurance Company                                  --       154
                                                ____________________
  NET EXPENSES                                        430    42,012
                                                ____________________
  NET INVESTMENT INCOME (LOSS)                       (179)  125,356

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            (556)   22,265
  Net unrealized appreciation
   (depreciation) of investments                    1,647    39,447
                                                ____________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           $912  $187,068
                                                ====================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $37,476

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            970
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         970

 Changes from principal transactions:
  Purchase payments                                                    29,455
  Contract distributions and terminations                             (18,096)
  Transfer payments from (to) Fixed Accounts and other Divisions        7,253
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              196
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        18,808
                                                                  ____________
 Total increase (decrease)                                             19,778
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        57,254
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,131
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,131

 Changes from principal transactions:
  Purchase payments                                                   227,924
  Contract distributions and terminations                             (38,803)
  Transfer payments from (to) Fixed Accounts and other Divisions      (73,759)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               12
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       115,374
                                                                  ____________
 Total increase (decrease)                                            118,505
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $175,759
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $54,334

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          2,703
  Net realized gain (loss) on investments                                 139
  Net unrealized appreciation (depreciation) of investments              (690)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       2,152

 Changes from principal transactions:
  Purchase payments                                                     5,847
  Contract distributions and terminations                              (8,648)
  Transfer payments from (to) Fixed Accounts and other Divisions       (1,150)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (68)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (4,019)
                                                                  ____________
 Total increase (decrease)                                             (1,867)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        52,467






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $1,782
  Net realized gain (loss) on investments                                 872
  Net unrealized appreciation (depreciation) of investments               739
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,393

 Changes from principal transactions:
  Purchase payments                                                    42,180
  Contract distributions and terminations                              (9,265)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,051
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                6
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,972
                                                                  ____________
 Total increase (decrease)                                             50,365
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $102,832
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $43,301

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          8,570
  Net realized gain (loss) on investments                               3,106
  Net unrealized appreciation (depreciation) of investments            (9,738)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,938

 Changes from principal transactions:
  Purchase payments                                                     6,936
  Contract distributions and terminations                              (5,699)
  Transfer payments from (to) Fixed Accounts and other Divisions         (886)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (87)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           264
                                                                  ____________
 Total increase (decrease)                                              2,202
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        45,503























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $2,033
  Net realized gain (loss) on investments                              (6,941)
  Net unrealized appreciation (depreciation) of investments            (8,620)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     (13,528)

 Changes from principal transactions:
  Purchase payments                                                     7,508
  Contract distributions and terminations                              (4,524)
  Transfer payments from (to) Fixed Accounts and other Divisions       (5,266)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (2,272)
                                                                  ____________
 Total increase (decrease)                                            (15,800)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $29,703
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $76,842

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            490
  Net realized gain (loss) on investments                                 556
  Net unrealized appreciation (depreciation) of investments             1,550
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       2,596

 Changes from principal transactions:
  Purchase payments                                                     7,441
  Contract distributions and terminations                             (10,832)
  Transfer payments from (to) Fixed Accounts and other Divisions       (4,053)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (256)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (7,700)
                                                                  ____________
 Total increase (decrease)                                             (5,104)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        71,738
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($905)
  Net realized gain (loss) on investments                                 330
  Net unrealized appreciation (depreciation) of investments             6,240
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       5,665

 Changes from principal transactions:
  Purchase payments                                                    15,762
  Contract distributions and terminations                              (9,206)
  Transfer payments from (to) Fixed Accounts and other Divisions       (2,159)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                7
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,404
                                                                  ____________
 Total increase (decrease)                                             10,069
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $81,807
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.











                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $50,681

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          3,901
  Net realized gain (loss) on investments                               2,621
  Net unrealized appreciation (depreciation) of investments             5,391
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,913

 Changes from principal transactions:
  Purchase payments                                                    14,095
  Contract distributions and terminations                              (5,798)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,766
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               43
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        12,106
                                                                  ____________
 Total increase (decrease)                                             24,019
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        74,700























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $8,244
  Net realized gain (loss) on investments                               3,708
  Net unrealized appreciation (depreciation) of investments           (24,689)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     (12,737)

 Changes from principal transactions:
  Purchase payments                                                    24,639
  Contract distributions and terminations                              (6,988)
  Transfer payments from (to) Fixed Accounts and other Divisions      (10,631)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               12
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         7,032
                                                                  ____________
 Total increase (decrease)                                             (5,705)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $68,995
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $134,431

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          9,632
  Net realized gain (loss) on investments                               2,407
  Net unrealized appreciation (depreciation) of investments             5,898
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      17,937

 Changes from principal transactions:
  Purchase payments                                                    19,633
  Contract distributions and terminations                             (17,687)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,389
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (53)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         6,282
                                                                  ____________
  Total increase (decrease)                                            24,219
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       158,650























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $15,626
  Net realized gain (loss) on investments                               1,704
  Net unrealized appreciation (depreciation) of investments           (10,501)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       6,829

 Changes from principal transactions:
  Purchase payments                                                    74,467
  Contract distributions and terminations                             (19,367)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,756
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               31
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        60,887
                                                                  ____________
 Total increase (decrease)                                             67,716
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $226,366
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Multiple
                                                                   Allocation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $270,427

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         21,419
  Net realized gain (loss) on investments                               5,773
  Net unrealized appreciation (depreciation) of investments             9,866
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      37,058

 Changes from principal transactions:
  Purchase payments                                                     9,404
  Contract distributions and terminations                             (45,162)
  Transfer payments from (to) Fixed Accounts and other Divisions       (9,649)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (209)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                       (45,616)
                                                                  ____________
  Total increase (decrease)                                            (8,558)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       261,869























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Multiple
                                                                   Allocation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $23,815
  Net realized gain (loss) on investments                               2,288
  Net unrealized appreciation (depreciation) of investments           (10,125)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      15,978

 Changes from principal transactions:
  Purchase payments                                                    34,793
  Contract distributions and terminations                             (39,339)
  Transfer payments from (to) Fixed Accounts and other Divisions          581
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               28
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (3,937)
                                                                  ____________
 Total increase (decrease)                                             12,041
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $273,910
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $145,989

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         13,819
  Net realized gain (loss) on investments                               8,242
  Net unrealized appreciation (depreciation) of investments            16,323
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      38,384

 Changes from principal transactions:
  Purchase payments                                                    17,440
  Contract distributions and terminations                             (20,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,915
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              232
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         3,444
                                                                  ____________
  Total increase (decrease)                                            41,828
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       187,817























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $18,956
  Net realized gain (loss) on investments                               6,551
  Net unrealized appreciation (depreciation) of investments            (3,987)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      21,520

 Changes from principal transactions:
  Purchase payments                                                    63,892
  Contract distributions and terminations                             (26,711)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,035
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               25
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        47,241
                                                                  ____________
 Total increase (decrease)                                             68,761
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $256,578
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $123,573

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          1,726
  Net realized gain (loss) on investments                               3,602
  Net unrealized appreciation (depreciation) of investments            33,738
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      39,066

 Changes from principal transactions:
  Purchase payments                                                    45,995
  Contract distributions and terminations                             (18,620)
  Transfer payments from (to) Fixed Accounts and other Divisions       25,458
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              471
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        53,304
                                                                  ____________
  Total increase (decrease)                                            92,370
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       215,943























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $12,920
  Net realized gain (loss) on investments                               3,842
  Net unrealized appreciation (depreciation) of investments            17,344
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      34,106

 Changes from principal transactions:
  Purchase payments                                                   216,682
  Contract distributions and terminations                             (26,449)
  Transfer payments from (to) Fixed Accounts and other Divisions       60,274
  Addition to  assets retained in the Account
   by Golden American Life Insurance Company                               60
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       250,567
                                                                  ____________
 Total increase (decrease)                                            284,673
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $500,616
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $37,153

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           (826)
  Net realized gain (loss) on investments                              (1,134)
  Net unrealized appreciation (depreciation) of investments            (2,698)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (4,658)

 Changes from principal transactions:
  Purchase payments                                                     5,427
  Contract distributions and terminations                              (5,304)
  Transfer payments from (to) Fixed Accounts and other Divisions        2,002
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (119)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         2,006
                                                                  ____________
  Total increase (decrease)                                            (2,652)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        34,501























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($524)
  Net realized gain (loss) on investments                              (3,524)
  Net unrealized appreciation (depreciation) of investments            (4,266)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (8,314)

 Changes from principal transactions:
  Purchase payments                                                     2,520
  Contract distributions and terminations                              (2,973)
  Transfer payments from (to) Fixed Accounts and other Divisions       (3,483)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                3
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (3,933)
                                                                  ____________
 Total increase (decrease)                                            (12,247)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $22,254
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $5,479

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            424
  Net realized gain (loss) on investments                                 238
  Net unrealized appreciation (depreciation) of investments             1,127
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,789

 Changes from principal transactions:
  Purchase payments                                                       (59)
  Contract distributions and terminations                                (189)
  Transfer payments from (to) Fixed Accounts and other Divisions         (303)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               (1)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                          (552)
                                                                  ____________
  Total increase (decrease)                                             1,237
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                         6,716























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $299
  Net realized gain (loss) on investments                                 135
  Net unrealized appreciation (depreciation) of investments             1,090
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,524

 Changes from principal transactions:
  Purchase payments                                                       (36)
  Contract distributions and terminations                                (188)
  Transfer payments from (to) Fixed Accounts and other Divisions         (309)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                          (533)
                                                                  ____________
 Total increase (decrease)                                                991
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $7,707
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $42,861

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          5,696
  Net realized gain (loss) on investments                                 898
  Net unrealized appreciation (depreciation) of investments             5,129
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,723

 Changes from principal transactions:
  Purchase payments                                                    16,881
  Contract distributions and terminations                              (5,181)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,573
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              168
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        22,441
                                                                  ____________
  Total increase (decrease)                                            34,164
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        77,025























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $1,994
  Net realized gain (loss) on investments                               1,237
  Net unrealized appreciation (depreciation) of investments            (4,208)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations        (977)

 Changes from principal transactions:
  Purchase payments                                                    51,484
  Contract distributions and terminations                              (7,869)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,521
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        50,146
                                                                  ____________
 Total increase (decrease)                                             49,169
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $126,194
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $29,858

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          1,752
  Net realized gain (loss) on investments                               1,180
  Net unrealized appreciation (depreciation) of investments             4,847
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       7,779

 Changes from principal transactions:
  Purchase payments                                                     9,853
  Contract distributions and terminations                              (4,107)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,920
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              134
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        12,800
                                                                  ____________
  Total increase (decrease)                                            20,579
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        50,437























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,586
  Net realized gain (loss) on investments                               1,365
  Net unrealized appreciation (depreciation) of investments            (6,078)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (1,127)

 Changes from principal transactions:
  Purchase payments                                                    25,972
  Contract distributions and terminations                              (5,201)
  Transfer payments from (to) Fixed Accounts and other Divisions        1,265
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                2
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        22,038
                                                                  ____________
 Total increase (decrease)                                             20,911
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $71,348
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $33,056

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           (754)
  Net realized gain (loss) on investments                                (174)
  Net unrealized appreciation (depreciation) of investments             4,543
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,615

 Changes from principal transactions:
  Purchase payments                                                    13,691
  Contract distributions and terminations                              (3,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,487
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               19
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        16,054
                                                                  ____________
  Total increase (decrease)                                            19,669
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        52,725























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        ($1,343)
  Net realized gain (loss) on investments                               2,148
  Net unrealized appreciation (depreciation) of investments            15,952
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      16,757

 Changes from principal transactions:
  Purchase payments                                                    44,851
  Contract distributions and terminations                              (6,104)
  Transfer payments from (to) Fixed Accounts and other Divisions       16,010
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                6
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        54,763
                                                                  ____________
 Total increase (decrease)                                             71,520
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $124,245
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $86,266

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          6,640
  Net realized gain (loss) on investments                               2,841
  Net unrealized appreciation (depreciation) of investments              (883)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       8,598

 Changes from principal transactions:
  Purchase payments                                                    17,472
  Contract distributions and terminations                             (12,081)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,438
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (12)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         9,817
                                                                  ____________
  Total increase (decrease)                                            18,415
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       104,681























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,296
  Net realized gain (loss) on investments                               7,634
  Net unrealized appreciation (depreciation) of investments            16,611
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      27,541

 Changes from principal transactions:
  Purchase payments                                                    11,958
  Contract distributions and terminations                             (13,329)
  Transfer payments from (to) Fixed Accounts and other Divisions         (176)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                9
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (1,538)
                                                                  ____________
 Total increase (decrease)                                             26,003
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $130,684
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $4,571

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            612
  Net realized gain (loss) on investments                                  57
  Net unrealized appreciation (depreciation) of investments               912
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,581

 Changes from principal transactions:
  Purchase payments                                                     8,980
  Contract distributions and terminations                                (580)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,763
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               46
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        14,209
                                                                  ____________
  Total increase (decrease)                                            15,790
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        20,361






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,991
  Net realized gain (loss) on investments                                 899
  Net unrealized appreciation (depreciation) of investments             6,574
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,464

 Changes from principal transactions:
  Purchase payments                                                    66,121
  Contract distributions and terminations                              (3,065)
  Transfer payments from (to) Fixed Accounts and other Divisions       21,962
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                1
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        85,019
                                                                  ____________
 Total increase (decrease)                                             96,483
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $116,844
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Growth &
                                                                     Income
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $8,275

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          3,057
  Net realized gain (loss) on investments                                 177
  Net unrealized appreciation (depreciation) of investments               980
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       4,214

 Changes from principal transactions:
  Purchase payments                                                    22,706
  Contract distributions and terminations                              (1,861)
  Transfer payments from (to) Fixed Accounts and other Divisions       11,481
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              107
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        32,433
                                                                  ____________
  Total increase (decrease)                                            36,647
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        44,922






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Growth &
                                                                     Income
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $2,904
  Net realized gain (loss) on investments                                 911
  Net unrealized appreciation (depreciation) of investments             7,679
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,494

 Changes from principal transactions:
  Purchase payments                                                   105,760
  Contract distributions and terminations                              (7,503)
  Transfer payments from (to) Fixed Accounts and other Divisions       24,270
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                7
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       122,534
                                                                  ____________
 Total increase (decrease)                                            134,028
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $178,950
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                      (b)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $801
  Net realized gain (loss) on investments                                  19
  Net unrealized appreciation (depreciation) of investments               388
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,208

 Changes from principal transactions:
  Purchase payments                                                    19,514
  Contract distributions and terminations                                (534)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,044
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              170
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        33,194
                                                                  ____________
  Total increase (decrease)                                            34,402
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        34,402























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                      (b)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $10,068
  Net realized gain (loss) on investments                                 972
  Net unrealized appreciation (depreciation) of investments            16,878
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      27,918

 Changes from principal transactions:
  Purchase payments                                                   167,295
  Contract distributions and terminations                              (6,740)
  Transfer payments from (to) Fixed Accounts and other Divisions       60,643
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               11
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       221,209
                                                                  ____________
 Total increase (decrease)                                            249,127
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $283,529
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                      (a)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $687
  Net realized gain (loss) on investments                                  18
  Net unrealized appreciation (depreciation) of investments               412
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,117

 Changes from principal transactions:
  Purchase payments                                                    15,427
  Contract distributions and terminations                                (602)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,193
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               96
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        25,114
                                                                  ____________
  Total increase (decrease)                                            26,231
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        26,231






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                      (a)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $9,099
  Net realized gain (loss) on investments                                 185
  Net unrealized appreciation (depreciation) of investments             1,028
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      10,312

 Changes from principal transactions:
  Purchase payments                                                   156,492
  Contract distributions and terminations                              (7,889)
  Transfer payments from (to) Fixed Accounts and other Divisions       42,666
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               23
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       191,292
                                                                  ____________
 Total increase (decrease)                                            201,604
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $227,835
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Value +
                                                                     Growth
                                                                    Division
                                                                      (b)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($137)
  Net realized gain (loss) on investments                                 515
  Net unrealized appreciation (depreciation) of investments            (1,430)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (1,052)

 Changes from principal transactions:
  Purchase payments                                                    15,158
  Contract distributions and terminations                                (431)
  Transfer payments from (to) Fixed Accounts and other Divisions        9,404
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               99
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        24,230
                                                                  ____________
  Total increase (decrease)                                            23,178
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        23,178






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Value +
                                                                     Growth
                                                                    Division
                                                                      (b)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $4,697
  Net realized gain (loss) on investments                                (807)
  Net unrealized appreciation (depreciation) of investments            15,417
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      19,307

 Changes from principal transactions:
  Purchase payments                                                    77,977
  Contract distributions and terminations                              (3,834)
  Transfer payments from (to) Fixed Accounts and other Divisions       26,430
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       100,583
                                                                  ____________
 Total increase (decrease)                                            119,890
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $143,068
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                      (g)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $9
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation (depreciation) of investments               (10)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (2)

 Changes from principal transactions:
  Purchase payments                                                       190
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           18
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           208
                                                                  ____________
  Total increase (decrease)                                               206
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           206





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                      (g)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $174
  Net realized gain (loss) on investments                                 216
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         390

 Changes from principal transactions:
  Purchase payments                                                     5,820
  Contract distributions and terminations                                (219)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,331
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         8,932
                                                                  ____________
 Total increase (decrease)                                              9,322
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $9,528
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (h)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (h)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           ($22)
  Net realized gain (loss) on investments                                (266)
  Net unrealized appreciation (depreciation) of investments               149
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations        (139)

 Changes from principal transactions:
  Purchase payments                                                     2,757
  Contract distributions and terminations                                 (34)
  Transfer payments from (to) Fixed Accounts and other Divisions        1,928
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,651
                                                                  ____________
 Total increase (decrease)                                              4,512
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $4,512
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (h)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (h)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($8)
  Net realized gain (loss) on investments                                (235)
  Net unrealized appreciation (depreciation) of investments               349
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         106

 Changes from principal transactions:
  Purchase payments                                                     4,097
  Contract distributions and terminations                                 (45)
  Transfer payments from (to) Fixed Accounts and other Divisions          (27)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,025
                                                                  ____________
 Total increase (decrease)                                              4,131
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $4,131
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (j)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (j)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $817
  Net realized gain (loss) on investments                                (318)
  Net unrealized appreciation (depreciation) of investments               (18)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         481

 Changes from principal transactions:
  Purchase payments                                                    32,399
  Contract distributions and terminations                                (912)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,150
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        45,637
                                                                  ____________
 Total increase (decrease)                                             46,118
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $46,118
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (i)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (i)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $814
  Net realized gain (loss) on investments                                 (97)
  Net unrealized appreciation (depreciation) of investments             4,255
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       4,972

 Changes from principal transactions:
  Purchase payments                                                    29,368
  Contract distributions and terminations                                (361)
  Transfer payments from (to) Fixed Accounts and other Divisions       17,822
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                1
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,830
                                                                  ____________
 Total increase (decrease)                                             51,802
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $51,802
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.






                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $15
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                (9)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           7

 Changes from principal transactions:
  Purchase payments                                                       256
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           256
                                                                  ____________
  Total increase (decrease)                                               263
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           263






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                      (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $30
  Net realized gain (loss) on investments                                   3
  Net unrealized appreciation (depreciation) of investments                52
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          85

 Changes from principal transactions:
  Purchase payments                                                       595
  Contract distributions and terminations                                 (21)
  Transfer payments from (to) Fixed Accounts and other Divisions           52
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           626
                                                                  ____________
 Total increase (decrease)                                                711
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $974
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                 3
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           3

 Changes from principal transactions:
  Purchase payments                                                       206
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           206
                                                                  ____________
  Total increase (decrease)                                               209
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           209




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                        (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $36
  Net realized gain (loss) on investments                                   8
  Net unrealized appreciation (depreciation) of investments               (66)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         (22)

 Changes from principal transactions:
  Purchase payments                                                       530
  Contract distributions and terminations                                 (15)
  Transfer payments from (to) Fixed Accounts and other Divisions          104
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           619
                                                                  ____________
 Total increase (decrease)                                                597
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $806
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                 7
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           6

 Changes from principal transactions:
  Purchase payments                                                       204
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            5
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           209
                                                                  ____________
  Total increase (decrease)                                               215
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           215




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                      (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $14
  Net realized gain (loss) on investments                                   2
  Net unrealized appreciation (depreciation) of investments                 3
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          19

 Changes from principal transactions:
  Purchase payments                                                       429
  Contract distributions and terminations                                  (5)
  Transfer payments from (to) Fixed Accounts and other Divisions           43
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           467
                                                                  ____________
 Total increase (decrease)                                                486
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $701
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (d)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments               ($5)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (5)

 Changes from principal transactions:
  Purchase payments                                                        99
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            2
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           101
                                                                  ____________
  Total increase (decrease)                                                96
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            96



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (d)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($3)
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation (depreciation) of investments                (2)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (6)

 Changes from principal transactions:
  Purchase payments                                                       178
  Contract distributions and terminations                                  (4)
  Transfer payments from (to) Fixed Accounts and other Divisions           62
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           236
                                                                  ____________
 Total increase (decrease)                                                230
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $326
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.






                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                      (e)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                      $183
  Contract distributions and terminations                                  (1)
  Transfer payments from (to) Fixed Accounts and other Divisions           (1)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           181
                                                                  ____________
  Total increase (decrease)                                               181
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           181




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                      (e)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $14
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          14

 Changes from principal transactions:
  Purchase payments                                                       565
  Contract distributions and terminations                                 (25)
  Transfer payments from (to) Fixed Accounts and other Divisions         (417)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           123
                                                                  ____________
 Total increase (decrease)                                                137
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $318
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (f)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $81
  Net realized gain (loss) on investments                                 (12)
  Net unrealized appreciation (depreciation) of investments               (93)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         (24)

 Changes from principal transactions:
  Purchase payments                                                     1,825
  Contract distributions and terminations                                  (2)
  Transfer payments from (to) Fixed Accounts and other Divisions          182
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         2,005
                                                                  ____________
  Total increase (decrease)                                             1,981
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                         1,981




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (f)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($179)
  Net realized gain (loss) on investments                                (556)
  Net unrealized appreciation (depreciation) of investments             1,647
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         912

 Changes from principal transactions:
  Purchase payments                                                    41,775
  Contract distributions and terminations                                (940)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,037
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,872
                                                                  ____________
 Total increase (decrease)                                             47,784
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $49,765
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998









See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Combined
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                      $1,184,573

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         81,285
  Net realized gain (loss) on investments                              31,070
  Net unrealized appreciation (depreciation) of investments            75,558
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     187,913

 Changes from principal transactions:
  Purchase payments                                                   304,259
  Contract distributions and terminations                            (184,701)
  Transfer payments from (to) Fixed Accounts and other Divisions      111,251
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              976
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                       231,785
                                                                  ____________
  Total increase (decrease)                                           419,698
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                     1,604,271

























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Combined
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       $125,356
  Net realized gain (loss) on investments                              22,265
  Net unrealized appreciation (depreciation) of investments            39,447
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     187,068

 Changes from principal transactions:
  Purchase payments                                                 1,536,754
  Contract distributions and terminations                            (247,928)
  Transfer payments from (to) Fixed Accounts and other Divisions      237,766
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                              274
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                     1,526,866
                                                                  ____________
 Total increase (decrease)                                          1,713,934
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                    $3,318,205
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.












                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                       NOTES TO FINANCIAL STATEMENTS
                             DECEMBER 31, 1998

NOTE 1 - ORGANIZATION
Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 1998, the Account had GoldenSelect Contracts and Granite PrimElite Contracts. GoldenSelect Contracts sold by Golden American during 1998 include DVA 100, DVA Series 100, DVA PLUS, ACCESS, PREMIUM PLUS and ESII. During 1998, the Account had GoldenSelect Contracts (DVA 80) which were no longer being sold.

At December 31, 1998, the Account had, under GoldenSelect Contracts, twenty-six investment divisions: Liquid Asset, Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Multiple Allocation, Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth (formerly
OTC), Growth & Income, Research, Total Return, Value + Growth, Global Fixed Income, Developing World, Growth Opportunities, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income and International Equity Divisions ("Divisions"). The Account also had, under Granite PrimElite Contracts, eight investment divisions: Mid-Cap Growth (formerly OTC), Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value (formerly Smith Barney Income and Growth), Smith Barney International Equity and Smith Barney Money Market Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds, The GCG Trust, the Travelers Series Fund Inc., the Greenwich Street Series Fund Inc. (formerly the Smith Barney Series Fund Inc.), the Warburg Pincus Trust or the PIMCO Variable Insurance Trust (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

Prior to August 14, 1998, the Account also had certain investment divisions available from the Equi-Select Series Trust. In an effort to consolidate operations, Golden American requested permission from the Securities and Exchange Commission ("SEC") to substitute shares of each Portfolio of the Equi-Select Series Trust with shares of a similar Series of The GCG Trust.
On August 14, 1998, after approval from the SEC, shares of each Portfolio of the Equi-Select Series Trust were substituted with shares of a similar Series of The GCG Trust. The consolidation resulted in the following Series being substituted from The GCG Trust:


 Equi-Select Series Trust               The GCG Trust
    Investment Division              Investment Division
___________________________      ___________________________
International Fixed Income       Global Fixed Income
OTC                              Mid-Cap Growth
Research                         Research
Total Return                     Total Return
Value + Growth                   Value + Growth
Growth & Income                  Growth & Income


The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

NOTE 3 - CHARGES AND FEES
The DVA PLUS, ACCESS and the PREMIUM PLUS each have three different death benefit options referred to as Standard, Annual Ratchet and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. In December 1995, Golden American also discontinued external sales of DVA 100, however, the DVA 100 contracts continue to be available to Golden American employees and agents. Under the terms of the Contracts, certain charges are allocated to the Contracts to cover Golden

American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks are as follows:


Series                                        Annual Rates
__________________________________         __________________
DVA 80                                            0.80%
DVA 100                                           0.90
DVA Series 100                                    1.25
DVA PLUS - Standard                               1.10
DVA PLUS - Annual Ratchet                         1.25
DVA PLUS - 5.5% Solution                          1.25
DVA PLUS - 7% Solution                            1.40
ACCESS - Standard                                 1.25
ACCESS - Annual Ratchet                           1.40
ACCESS - 5.5% Solution                            1.40
ACCESS - 7% Solution                              1.55
PREMIUM PLUS - Standard                           1.25
PREMIUM PLUS - Annual Ratchet                     1.40
PREMIUM PLUS - 5.5% Solution                      1.40
PREMIUM PLUS - 7% Solution                        1.55
ES II                                             1.25
Granite PrimElite - Standard                      1.10
Granite PrimElite - Annual Ratchet                1.25


ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of .10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of .15% is deducted from the assets attributable to the DVA PLUS, ACCESS, PREMIUM PLUS, ESII and Granite PrimElite Contracts.

ADMINISTRATIVE CHARGES:   An administrative charge is deducted from the
accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II contracts. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge has been waived for certain offerings of the Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGES: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

CONTINGENT DEFERRED SALES CHARGES: Under DVA PLUS, PREMIUM PLUS, ES II and Granite PrimElite Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the surrender charge that is assessed, based upon the date a premium payment is received.


Complete Years Elapsed
 Since Premium Payment                   Surrender Charge
_____________________ _______________________________________________________

                                       PREMIUM                     Granite
                        DVA PLUS        PLUS          ES II       PrimElite
                      _____________ _____________ _____________ _____________
           0                7%            8%            8%            7%
           1                7             8             7             7
           2                6             8             6             6
           3                5             8             5             5
           4                4             7             4             4
           5                3             6             3             3
           6                1             5             2             1
           7               --             3             1            --
           8               --             1            --            --
           9+              --            --            --            --


OTHER CONTRACT CHARGES: Under DVA 80, DVA 100 and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA 100 Contracts, annual distribution fees are deducted from the Contract accumulation values.

DEFERRED SALES LOAD: Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value by Golden American. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

FEES WAIVED BY GOLDEN AMERICAN: Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.



A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                              YEAR ENDED DECEMBER 31
                                        ___________________________________
                                             1998               1997
                                        _______________   _________________
                                              (DOLLARS IN THOUSANDS)
Balance at beginning of year                   $17,009             $26,612
Sales load advanced                                274                 616
Premium tax advanced                                --                   7
Net transfer from Fixed Account
 and other Divisions                                --                 353
Amortization of deferred sales load
 and premium tax                                (8,280)            (10,579)
                                        _______________   _________________
Balance at end of year                          $9,003             $17,009
                                        ===============   =================





































NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                         1998
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
                                                 (DOLLARS IN THOUSANDS)
The GCG Trust:
 Liquid Asset Series                              $570,537     $452,115
 Limited Maturity Bond Series                       71,742       22,970
 Hard Assets Series                                 17,730       17,975
 All-Growth Series                                  16,647       13,146
 Real Estate Series                                 29,007       13,733
 Fully Managed Series                               83,688        7,148
 Multiple Allocation Series                         52,037       32,159
 Capital Appreciation Series                        83,259       17,034
 Rising Dividends Series                           270,955        7,361
 Emerging Markets Series                             2,644        7,107
 Market Manager Series                                 342          292
 Value Equity Series                                58,297        6,136
 Strategic Equity Series                            31,008        5,375
 Small Cap Series                                   63,182        9,735
 Managed Global Series                              41,119       39,355
 Mid-Cap Growth Series                              97,494        8,444
 Growth & Income Series                            132,350        6,850
 Research Series                                   237,915        6,540
 Total Return Series                               202,032        1,560
 Value + Growth Series                             119,241       13,912
 Global Fixed Income Series                         14,270        5,161
 Developing World Series                             7,293        2,662
 Growth Opportunities Series                         7,214        3,196
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio                    52,726        6,256
 PIMCO StocksPLUS Growth and Income Portfolio       49,898        2,237
Greenwich Street Series Fund Inc.:
 Appreciation Portfolio                                739           82
Travelers Series Fund Inc.:
 Smith Barney High Income Portfolio                    878          222
 Smith Barney Large Cap Value Porfolio                 513           32
 Smith Barney International Equity Portfolio           245           12
 Smith Barney Money Market Portfolio                   630          494
Warburg Pincus Trust:
 International Equity Portfolio                    370,938      324,226
                                               _________________________
COMBINED                                        $2,686,570   $1,033,527
                                               =========================






                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                         1997
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
                                                 (DOLLARS IN THOUSANDS)
The GCG Trust:
 Liquid Asset Series                               $94,848      $75,062
 Limited Maturity Bond Series                       12,572       13,891
 Hard Assets Series                                 21,526       12,693
 All-Growth Series                                   7,468       14,683
 Real Estate Series                                 24,254        8,239
 Fully Managed Series                               27,691       11,768
 Multiple Allocation Series                         30,819       55,031
 Capital Appreciation Series                        41,409       24,135
 Rising Dividends Series                            63,949        8,887
 Emerging Markets Series                             8,023        6,846
 Market Manager Series                                 467          623
 Value Equity Series                                32,557        4,409
 Strategic Equity Series                            19,475        4,918
 Small Cap Series                                   25,870       10,563
 Managed Global Series                              37,985       21,524
 Mid-Cap Growth Series                              18,373        3,328
 Growth & Income Series                             37,291        1,763
 Research Series                                    34,430          419
 Total Return Series                                26,167          354
 Value + Growth Series                              30,053        5,950
 Global Fixed Income Series                            224            7
 Developing World Series                                --           --
 Growth Opportunities Series                            --           --
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio                        --           --
 PIMCO StocksPLUS Growth and Income Portfolio           --           --
Greenwich Street Series Fund Inc.:
 Appreciation Portfolio                                283           12
Travelers Series Fund Inc.:
 Smith Barney High Income Portfolio                    216           11
 Smith Barney Large Cap Value Porfolio                 210            1
 Smith Barney International Equity Portfolio           103            2
 Smith Barney Money Market Portfolio                   194           12
Warburg Pincus Trust:
 International Equity Portfolio                      2,146           59
                                               _________________________
COMBINED                                          $598,603     $285,190
                                               =========================










NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a sale (surrender of the old Contract) and a purchase (acquisition of the new Contract). All of the purchase transactions for the Market Manager Division resulted from such updates.

                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                          1998
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
Liquid Asset Division                           46,713,872   38,496,936
Limited Maturity Bond Division                   5,263,273    2,390,944
Hard Assets Division                             1,390,271    1,503,254
All-Growth Division                              1,876,296    1,557,867
Real Estate Division                             1,269,259    1,003,769
Fully Managed Division                           4,432,536    1,393,191
Multiple Allocation Division                     2,439,316    2,628,892
Capital Appreciation Division                    3,704,327    1,712,022
Rising Dividends Division                       13,285,423    1,798,264
Emerging Markets Division                          737,697    1,279,884
Market Manager Division                             16,579       26,443
Value Equity Division                            3,639,566      936,377
Strategic Equity Division                        2,329,825      828,876
Small Cap Division                               5,737,867    1,727,666
Managed Global Division                          3,637,963    3,808,355
Mid-Cap Growth Division                          5,201,859    1,073,702
Growth & Income Division                         8,700,243    1,061,928
Research Division                               11,776,149    1,145,700
Total Return Division                           11,841,572      542,519
Value + Growth Division                          8,862,606    1,834,396
Global Fixed Income Division                     1,199,981      486,199
Developing World Division                        1,034,819      414,729
Growth Opportunities Division                      801,993      373,469
PIMCO High Yield Bond Division                   5,575,890      995,489
PIMCO StocksPLUS Growth and Income Division      5,235,676      567,893
Appreciation Division                               45,518        5,062
Smith Barney High Income Division                   59,777       15,706
Smith Barney Large Cap Value Division               25,818        1,496
Smith Barney International Equity Division          13,627          659
Smith Barney Money Market Division                  55,074       43,687
International Equity Division                   34,755,360   31,779,305
                                               _________________________
COMBINED                                       191,660,032  101,434,679
                                               =========================







                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                          1997
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
Liquid Asset Division                            8,859,035    7,508,736
Limited Maturity Bond Division                     814,102    1,099,923
Hard Assets Division                               955,532      934,748
All-Growth Division                                902,597    1,467,510
Real Estate Division                             1,165,038      633,059
Fully Managed Division                           1,588,523    1,271,492
Multiple Allocation Division                       858,882    3,296,283
Capital Appreciation Division                    1,899,517    1,801,059
Rising Dividends Division                        4,263,972    1,391,248
Emerging Markets Division                        1,231,916    1,082,071
Market Manager Division                                 --       31,196
Value Equity Division                            1,792,574      522,420
Strategic Equity Division                        1,539,555      551,638
Small Cap Division                               3,022,647    1,720,403
Managed Global Division                          3,674,935    2,873,007
Mid-Cap Growth Division                          1,166,129      357,910
Growth & Income Division                         2,623,649      368,883
Research Division                                1,962,393      137,427
Total Return Division                            1,683,989       52,603
Value + Growth Division                          2,598,824      818,375
Global Fixed Income Division                        18,902        1,482
Developing World Division                               --           --
Growth Opportunities Division                           --           --
PIMCO High Yield Bond Division                          --           --
PIMCO StocksPLUS Growth and Income Division             --           --
Appreciation Division                               19,581          822
Smith Barney High Income Division                   15,972          739
Smith Barney Large Cap Value Division               12,176           39
Smith Barney International Equity Division           7,216          138
Smith Barney Money Market Division                  17,685        1,114
International Equity Division                      208,851        9,015
                                               _________________________
COMBINED                                        42,904,192   27,933,340
                                               =========================
















NOTE 6 - NET ASSETS
Investments at net asset value less the payable to Golden American Life Insurance Company for charges and fees at December 31, 1998 consisted of the following:

                                           Limited
                              Liquid      Maturity        Hard         All-
                              Asset         Bond         Assets       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $166,620       $85,663      $27,056       $64,169
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     9,139        17,885       17,001         8,405
Net unrealized appreciation
 (depreciation) of
 investments                        --          (716)     (14,354)        9,233
                           _____________________________________________________
                              $175,759      $102,832      $29,703       $81,807
                           =====================================================

                               Real         Fully       Multiple      Capital
                              Estate       Managed     Allocation  Appreciation
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $51,262      $167,589     $134,591      $146,874
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    26,016        48,555      134,202        74,724
Net unrealized appreciation
 (depreciation) of
 investments                    (8,283)       10,222        5,117        34,980
                           _____________________________________________________
                               $68,995      $226,366     $273,910      $256,578
                           =====================================================














                              Rising      Emerging       Market        Value
                            Dividends      Markets      Manager       Equity
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $394,953       $46,675       $2,242      $109,242
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    26,832       (14,912)       2,060        13,560
Net unrealized appreciation
 (depreciation) of
 investments                    78,831        (9,509)       3,405         3,392
                           _____________________________________________________
                              $500,616       $22,254       $7,707      $126,194
                           =====================================================

                            Strategic       Small       Managed       Mid-Cap
                              Equity         Cap         Global       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $61,578      $103,543      $90,360      $103,719
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     8,326          (467)      20,177         5,764
Net unrealized appreciation
 (depreciation) of
 investments                     1,444        21,169       20,147         7,361
                           _____________________________________________________
                               $71,348      $124,245     $130,684      $116,844
                           =====================================================

                             Growth &                    Total       Value +
                              Income      Research       Return       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $162,972      $254,403     $216,406      $124,813
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     7,050        11,860        9,989         4,268
Net unrealized appreciation
 (depreciation) of
 investments                     8,928        17,266        1,440        13,987
                           _____________________________________________________
                              $178,950      $283,529     $227,835      $143,068
                           =====================================================

                                                                       PIMCO
                              Global                     Growth        High
                              Fixed      Developing      Oppor-        Yield
                              Income        World       tunities       Bond
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions               $9,140        $4,651       $4,025       $45,637
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                       398          (288)        (243)          499
Net unrealized appreciation
 (depreciation) of
 investments                       (10)          149          349           (18)
                           _____________________________________________________
                                $9,528        $4,512       $4,131       $46,118
                           =====================================================

                              PIMCO                      Smith         Smith
                            StocksPLUS                   Barney       Barney
                            Growth and     Appre-         High       Large Cap
                              Income       ciation       Income        Value
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions              $46,830          $882         $825          $676
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                       717            49           44            15
Net unrealized appreciation
 (depreciation) of
 investments                     4,255            43          (63)           10
                           _____________________________________________________
                               $51,802          $974         $806          $701
                           =====================================================
















                              Smith
                              Barney        Smith
                              Inter-       Barney        Inter-
                             national       Money       national
                              Equity       Market        Equity
                             Division     Division      Division     Combined
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions                 $337          $304      $48,877    $2,676,914
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                        (4)           14         (666)      430,969
Net unrealized appreciation
 (depreciation) of
 investments                        (7)           --        1,554       210,322
                           _____________________________________________________
                                  $326          $318      $49,765    $3,318,205
                           =====================================================





































NOTE 7 - UNIT VALUES
Accumulation unit value information (which is based on total assets) for units outstanding by Contract type as of December 31, 1998 were as follows:


                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
LIQUID ASSET
 Currently payable annuity products:
  DVA 80                                            2,728  $15.19         $41
  DVA 100                                           2,657   14.89          40
 Contracts in accumulation period:
  DVA 80                                          371,896   15.19       5,650
  DVA 100                                       1,765,308   14.89      26,288
  DVA Series 100                                   50,601   14.38         727
  DVA PLUS - Standard                             489,531   14.54       7,118
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,587,645   14.33      51,394
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,964,038   14.11      41,830
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,069,965   13.88      42,610
                                                                  ____________
                                                                      175,698

LIMITED MATURITY BOND
 Currently payable annuity products:
  DVA 80                                            8,126   17.77         144
  DVA 100                                          17,655   17.42         307
 Contracts in accumulation period:
  DVA 80                                           91,829   17.77       1,632
  DVA 100                                       2,069,663   17.42      36,045
  DVA Series 100                                   22,995   16.81         387
  DVA PLUS - Standard                             263,074   17.02       4,478
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,557,946   16.77      26,124
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,121,400   16.52      18,525
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     937,378   16.25      15,230
                                                                  ____________
                                                                      102,872





                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
HARD ASSETS
 Currently payable annuity products:
  DVA 80                                              365  $15.15          $6
  DVA 100                                           8,649   14.85         128
 Contracts in accumulation period:
  DVA 80                                           58,984   15.15         893
  DVA 100                                         744,236   14.85      11,050
  DVA Series 100                                   23,997   14.33         344
  DVA PLUS - Standard                             146,678   14.50       2,126
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          258,034   14.28       3,685
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  609,087   14.07       8,570
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     210,821   13.84       2,917
                                                                  ____________
                                                                       29,719

ALL-GROWTH
 Currently payable annuity products:
  DVA 80                                              474   16.36           8
  DVA 100                                          11,790   16.03         189
 Contracts in accumulation period:
  DVA 80                                           72,780   16.36       1,191
  DVA 100                                       2,382,762   16.03      38,207
  DVA Series 100                                   23,147   15.48         358
  DVA PLUS - Standard                             208,260   15.66       3,261
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          645,591   15.43       9,958
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,471,156   15.20      22,355
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     422,889   14.95       6,320
                                                                  ____________
                                                                       81,847











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
REAL ESTATE
 Currently payable annuity products:
  DVA 80                                            1,101  $23.06         $25
  DVA 100                                          21,684   22.60         490
 Contracts in accumulation period:
  DVA 80                                           33,563   23.06         774
  DVA 100                                       1,136,778   22.60      25,692
  DVA Series 100                                    9,562   21.82         209
  DVA PLUS - Standard                             170,494   22.07       3,763
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          436,867   21.74       9,498
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  914,501   21.42      19,588
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     426,516   21.07       8,985
                                                                  ____________
                                                                       69,024

FULLY MANAGED
 Currently payable annuity products:
  DVA 80                                            2,737   21.78          60
  DVA 100                                          60,779   21.34       1,297
 Contracts in accumulation period:
  DVA 80                                           96,116   21.78       2,093
  DVA 100                                       4,072,871   21.34      86,930
  DVA Series 100                                   33,313   20.61         686
  DVA PLUS - Standard                             544,623   20.84      11,351
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,628,157   20.53      33,431
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,780,652   20.23      56,246
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,727,706   19.90      34,373
                                                                  ____________
                                                                      226,467











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MULTIPLE ALLOCATION
 Currently payable annuity products:
  DVA 80                                           14,541  $23.26        $338
  DVA 100                                          90,029   22.80       2,053
 Contracts in accumulation period:
  DVA 80                                          405,816   23.26       9,440
  DVA 100                                       7,709,073   22.80     175,791
  DVA Series 100                                   64,749   22.01       1,425
  DVA PLUS - Standard                             395,764   22.27       8,812
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          800,489   21.94      17,560
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,980,779   21.61      42,806
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     744,366   21.26      15,822
                                                                  ____________
                                                                      274,047

CAPITAL APPRECIATION
 Currently payable annuity products:
  DVA 80                                            7,669   25.47         195
  DVA 100                                          44,548   25.13       1,119
 Contracts in accumulation period:
  DVA 80                                           83,297   25.47       2,122
  DVA 100                                       4,645,391   25.13     116,756
  DVA Series 100                                   49,076   24.55       1,205
  DVA PLUS - Standard                             413,115   24.75      10,223
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,342,757   24.50      32,897
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,787,732   24.26      67,619
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,023,964   23.98      24,551
                                                                  ____________
                                                                      256,687











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
RISING DIVIDENDS
 Currently payable annuity products:
  DVA 80                                           12,379  $23.31        $289
  DVA 100                                          15,367   23.06         355
 Contracts in accumulation period:
  DVA 80                                          127,116   23.31       2,962
  DVA 100                                       4,450,237   23.06     102,628
  DVA Series 100                                   92,161   22.64       2,086
  DVA PLUS - Standard                           1,199,087   22.79      27,323
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        4,591,470   22.61     103,810
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                7,386,288   22.43     165,696
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   4,305,084   22.22      95,669
                                                                  ____________
                                                                      500,818

EMERGING MARKETS
 Currently payable annuity products:
  DVA 80                                              304    6.71           2
  DVA 100                                           9,591    6.64          64
 Contracts in accumulation period:
  DVA 80                                           68,213    6.71         458
  DVA 100                                       1,539,408    6.64      10,224
  DVA Series 100                                   23,813    6.52         155
  DVA PLUS - Standard                             266,800    6.56       1,751
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          271,025    6.51       1,765
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,177,915    6.46       7,610
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      37,134    6.40         238
                                                                  ____________
                                                                       22,267











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MARKET MANAGER
 Contracts in accumulation period:
  DVA 100                                         332,519  $23.71      $7,884
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                    7,958   23.14         184
                                                                  ____________
                                                                        8,068

VALUE EQUITY
 Currently payable annuity products:
  DVA 80                                              409   18.73           8
  DVA 100                                           2,145   18.58          40
 Contracts in accumulation period:
  DVA 80                                           29,033   18.73         544
  DVA 100                                       1,049,863   18.58      19,502
  DVA Series 100                                   20,539   18.32         376
  DVA PLUS - Standard                             454,942   18.41       8,377
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,415,540   18.31      25,913
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,736,310   18.20      49,797
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,201,314   18.06      21,692
                                                                  ____________
                                                                      126,249

STRATEGIC EQUITY
 Currently payable annuity products:
  DVA 100                                          34,850   14.40         502
 Contracts in accumulation period:
  DVA 80                                           53,353   14.49         773
  DVA 100                                         737,255   14.40      10,615
  DVA Series 100                                   22,096   14.23         315
  DVA PLUS - Standard                             508,588   14.30       7,272
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,105,850   14.23      15,735
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,731,615   14.16      24,521
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     827,477   14.07      11,644
                                                                  ____________
                                                                       71,377


                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
SMALL CAP
 Currently payable annuity products:
  DVA 100                                           6,856  $15.55        $107
 Contracts in accumulation period:
  DVA 80                                           46,417   15.65         726
  DVA 100                                         694,347   15.55      10,801
  DVA Series 100                                   18,405   15.39         283
  DVA PLUS - Standard                             446,934   15.44       6,900
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        2,476,498   15.37      38,058
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,086,639   15.30      47,219
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,326,706   15.23      20,204
                                                                  ____________
                                                                      124,298

MANAGED GLOBAL
 Currently payable annuity products:
  DVA 80                                              295   15.46           5
  DVA 100                                          16,286   15.27         249
 Contracts in accumulation period:
  DVA 80                                           31,668   15.46         489
  DVA 100                                       3,928,543   15.27      59,981
  DVA Series 100                                   47,894   14.95         716
  DVA PLUS - Standard                             649,216   15.02       9,753
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          610,300   14.88       9,084
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,354,682   14.75      49,469
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      67,979   14.59         992
                                                                  ____________
                                                                      130,738












                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MID-CAP GROWTH
 Contracts in accumulation period:
  DVA 80                                           31,935  $23.04        $736
  DVA 100                                         315,603   22.84       7,210
  DVA Series 100                                   12,309   22.50         277
  DVA PLUS - Standard                             173,070   22.60       3,912
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,905,008   22.43      42,722
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,527,664   22.31      34,087
  Granite PrimElite - Standard                        981   22.60          22
  Granite PrimElite - Annual Ratchet               23,659   22.43         531
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,235,724   22.17      27,396
                                                                  ____________
                                                                      116,893

GROWTH & INCOME
 Contracts in accumulation period:
  DVA 80                                            9,045   17.29         156
  DVA 100                                         486,360   17.20       8,365
  DVA Series 100                                    9,399   17.03         160
  DVA PLUS - Standard                             537,480   17.08       9,180
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,297,314   17.01      56,089
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,474,459   16.94      58,850
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   2,741,015   16.87      46,233
                                                                  ____________
                                                                      179,033















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
RESEARCH
 Contracts in accumulation period:
  DVA 80                                           14,054  $23.47        $330
  DVA 100                                         488,822   23.27      11,377
  DVA Series 100                                   20,718   22.93         475
  DVA PLUS - Standard                             437,189   23.03      10,068
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,902,974   22.89      89,339
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,875,695   22.73      88,107
  Granite PrimElite - Standard                      3,070   23.03          71
  Granite PrimElite - Annual Ratchet               38,692   22.89         886
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,674,201   22.59      82,990
                                                                  ____________
                                                                      283,643

TOTAL RETURN
 Contracts in accumulation period:
  DVA 80                                            2,035   18.17          37
  DVA 100                                         431,678   18.02       7,778
  DVA Series 100                                    6,695   17.75         119
  DVA PLUS - Standard                             616,433   17.83      10,989
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,982,960   17.72      70,569
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,973,034   17.60      69,922
  Granite PrimElite - Standard                     10,098   17.83         180
  Granite PrimElite - Annual Ratchet               32,769   17.72         581
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,874,737   17.49      67,753
                                                                  ____________
                                                                      227,928













                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
VALUE + GROWTH
 Contracts in accumulation period:
  DVA 80                                           35,295  $16.57        $585
  DVA 100                                         299,829   16.47       4,940
  DVA Series 100                                   11,112   16.31         181
  DVA PLUS - Standard                             362,210   16.36       5,926
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,293,704   16.29      53,670
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,452,149   16.22      39,786
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   2,354,360   16.16      38,039
                                                                  ____________
                                                                      143,127

GLOBAL FIXED INCOME
 Contracts in accumulation period:
  DVA 80                                            1,419   13.42          19
  DVA 100                                          13,446   13.31         179
  DVA PLUS - Standard                               6,337   13.17          83
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          396,068   13.09       5,184
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  119,924   13.00       1,560
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     194,008   12.92       2,506
                                                                  ____________
                                                                        9,531


















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
DEVELOPING WORLD
 Contracts in accumulation period:
  DVA 80                                            3,368   $7.32         $25
  DVA 100                                           4,598    7.31          34
  DVA PLUS - Standard                                 617    7.29           5
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          417,221    7.28       3,039
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                   82,414    7.27         599
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     111,872    7.26         812
                                                                  ____________
                                                                        4,514

GROWTH OPPORTUNITIES
 Contracts in accumulation period:
  DVA 100                                          13,050    9.69         126
  DVA PLUS - Standard                               5,235    9.67          51
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          141,597    9.65       1,367
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  126,683    9.64       1,221
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     141,959    9.63       1,367
                                                                  ____________
                                                                        4,132




















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
PIMCO HIGH YIELD BOND
 Contracts in accumulation period:
  DVA 80                                            2,973  $10.12         $30
  DVA 100                                         107,998   10.11       1,092
  DVA PLUS - Standard                             213,774   10.09       2,157
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,630,971   10.08      16,440
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,066,219   10.07      10,737
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,558,466   10.06      15,678
                                                                  ____________
                                                                       46,134

PIMCO STOCKSPLUS GROWTH AND INCOME
 Contracts in accumulation period:
  DVA 80                                           13,664   11.16         152
  DVA 100                                         160,283   11.14       1,786
  DVA PLUS - Standard                             112,706   11.12       1,253
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,527,697   11.11      16,975
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  942,738   11.10      10,465
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,910,695   11.09      21,188
                                                                  ____________
                                                                       51,819



















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
APPRECIATION
 Contracts in accumulation period:
  Granite PrimElite - Standard                      1,108  $16.53         $18
  Granite PrimElite - Annual Ratchet               58,107   16.47         957
                                                                  ____________
                                                                          975

SMITH BARNEY HIGH INCOME
 Contracts in accumulation period:
  Granite PrimElite - Standard                     12,711   13.66         174
  Granite PrimElite - Annual Ratchet               46,593   13.58         633
                                                                  ____________
                                                                          807

SMITH BARNEY LARGE CAP VALUE
 Contracts in accumulation period:
  Granite PrimElite - Standard                      1,600   19.35          31
  Granite PrimElite - Annual Ratchet               34,859   19.24         671
                                                                  ____________
                                                                          702

SMITH BARNEY INTERNATIONAL EQUITY
 Contracts in accumulation period:
  Granite PrimElite - Standard                      2,885   14.35          41
  Granite PrimElite - Annual Ratchet               19,916   14.28         285
                                                                  ____________
                                                                          326

SMITH BARNEY MONEY MARKET
 Contracts in accumulation period:
  Granite PrimElite - Standard                      2,017   11.43          23
  Granite PrimElite - Annual Ratchet               25,941   11.37         295
                                                                  ____________
                                                                          318

INTERNATIONAL EQUITY
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        2,422,075   10.29      24,919
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  680,861   10.32       7,025
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,736,713   10.27      17,841
                                                                  ____________
                                                                       49,785
                                             _____________        ____________
COMBINED                                      183,098,947          $3,319,843
                                             =============        ============

                               VERSION  B

                                FORM ONE

                 Statement of Additional Information


                      GOLDENSELECT PREMIUM PLUS
                    FEATURING THE GALAXY VIP FUND


                    DEFERRED COMBINATION VARIABLE
                     AND FIXED ANNUITY CONTRACT



                              ISSUED BY
                         SEPARATE ACCOUNT B
                            ("Account B")


                                 OF
                GOLDEN AMERICAN LIFE INSURANCE COMPANY



This statement of additional information is not a prospectus. The information contained herein should be read in conjunction with the prospectus for the Golden American Life Insurance Company deferred variable annuity contract that is referred to herein.

The prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus, send a written request to Golden American Life Insurance Company, Customer Service Center, P.O. Box 2700, West Chester, PA 19380 or telephone 1-800-366-0066.




                       DATE OF PROSPECTUS AND
                STATEMENT OF ADDITIONAL INFORMATION:
                          [February 1, 2000]

                          TABLE OF CONTENTS

ITEM                                                           PAGE

Introduction.................................................     1
Description of Golden American Life Insurance Company........     1
Safekeeping of Assets........................................     1
The Administrator............................................     1
Independent Auditors.........................................     1
Distribution of Contracts....................................     1
Performance Information......................................     2
IRA Partial Withdrawal Option................................     7
Other Information............................................     7
Financial Statements of Separate Account B...................     7
Appendix - Description of Bond Ratings.......................   A-1

                            INTRODUCTION

This Statement of Additional Information provides background information regarding Account B.


        DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc.
On October 24, 1997, Equitable of Iowa and ING Groep N.V. ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with over $461.8 billion in assets as of December 31, 1998.

As of December 31, 1998, Golden American had approximately $353.9 million in stockholder's equity and approximately $4.8 billion in total assets, including approximately $3.4 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable annuities and variable life insurance. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), who is licensed to do variable annuity business in the states of New York and Delaware.


                        SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Account B.


                          THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. Equitable Life billed Golden American $892,903 pursuant to the service agreement in 1998.


                        INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of Golden American and Account B.


                      DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed
Services, Inc., an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Golden American. The variable insurance products were sold primarily through two broker/dealer institutions during the year ended December 31, 1996, through two broker/dealer institutions during the year ended December 31, 1997 and through two broker/dealer institutions during the year ended December 31, 1998.
For the years ended 1998, 1997 and 1996 commissions paid by Golden American, including amounts paid by its subsidiary, First Golden American Life Insurance Company of New York, to Directed Services, Inc. aggregated $117,470,000, $36,350,000 and $27,065,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Golden American provides to Directed Services, Inc. certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges Directed Services, Inc. for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of Directed Services, Inc. In the opinion of management, this method of cost allocation is reasonable. In 1995, the service agreement between Directed Services, Inc. and Golden American was amended to provide for a management fee from Directed Services, Inc. to Golden American for managerial and supervisory services provided by Golden American. This fee, calculated as a percentage of average assets in the variable separate accounts, was $4,771,000, $2,770,000, and $2,267,000 for the years ended 1998, 1997 and 1996, respectively.


                       PERFORMANCE INFORMATION

Performance information for the subaccounts of Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by minus signs ("-").
Performance information for measures other than total return do not reflect any applicable premium tax that can range from 0% to 3.5%.
As described in the prospectus, four death benefit options are available. The following performance values reflect the election at issue of the 7% Solution Enhanced Death Benefit, thus providing values reflecting the highest aggregate contract charges. In addition, the performance values reflect the selection of the most costly optional benefit rider. If one of the other death benefit options had been elected, or if another optional benefit rider or no rider had been elected, the historical performance values would be higher than those represented in the examples.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS
Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro rata share of subaccount expenses which includes deductions for the mortality and expense risk charge and the administrative charge accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:


      EFFECTIVE YIELD = [(BASE PERIOD RETURN) +1) ^ (365/7)] - 1


The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 1998 to December 31, 1998 were
2.95% and 2.99%, respectively.

SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS
Quotations of yield for the remaining subaccounts will be based on all investment income a subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:


                        YIELD = 2 [ ( a - b  +1)^(6) - 1]
                                      -----
                                       cd


     Where:
          [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net of reimbursements)
          [c] equals the average daily number of units outstanding during the period based on the index of investment experience
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Account B is earned from the increase in net asset value of shares of the investment portfolio in which the subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:


                [P(1+T)^(n)]=ERV


     Where:
          (1) [P] equals a hypothetical initial premium payment of $1,000
          (2)   [T] equals an average annual total return
          (3)   [n] equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, the mortality and expense risk charges and maximum optional benefit rider charge. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Except for the All Cap, Investors, Large Cap Value and Managed Global subaccounts which had not commenced operations as of December 31, 1998, Average Annual Total Return for the Subaccounts presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge for the 7% Solution Enhanced Death Benefit of 1.55%, administrative charges of 0.20%, applicable surrender charge of [8.00%] for the one year period and [7.00%] for the five year period, and the highest optional rider charge of [__.___%] (as though the riders had been available from portfolio inception) for the year ending December 31, 1998 were as follows:

Average Annual Total Return for Periods Ending 12/31/98 - Standardized
----------------------------------------------------------------------

                         One Year       Five Year     Inception to
                      Period Ending   Period Ending   Period Ending   Inception
Subaccount               12/31/98       12/31/98        12/31/98         Date
----------            -------------   -------------  ---------------  --------
THE GCG TRUST
Liquid Asset
Limited Maturity Bond
Global Fixed Income
Total Return
Investors
Equity Income
Fully Managed
Rising Dividends
Large Cap Value
Capital Growth
Growth
Value Equity
Research
Mid-Cap Growth
Strategic Equity
Capital Appreciation
All Cap
Small Cap
Real Estate
Hard Assets
Managed Global
Developing World

THE GALAXY VIP FUND
Equity
Growth and Income
Small Company Growth
Asset Allocation
High Quality Bond

THE PIMCO TRUST
PIMCO High Yield Bond
PIMCO StocksPLUS
   Growth and Income

THE WARBURG PINCUS TRUST
International Equity
_________________________
* Total return calculation reflects certain waivers of portfolio fees and expenses.
** Total return calculations assume that the rider charge base is equal to the initial premium and the rider charge base increases by 7% each year. Beacuse the total return calculations are based on assets values, the rider charge has been converted to an asset-based charge of 1.18% per year. This assumption is based on the assets growing at 5% per year as required by the SEC in the prospectus Exepense Examples.
#  Non-Annualized

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

                  [P(1+T)^(n)]=ERV

     Where:
          (1) [P] equals a hypothetical initial premium payment of $1,000
          (2)   [T] equals an average annual total return
          (3)   [n] equals the number of years

          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk for the 7% solution, charge and the administrative charges and the optional benefit rider charge but not the deduction of the maximum sales load and the annual contract fee.

Except for the All Cap, Investors, Large Cap Value and Managed Global subaccounts which had not commenced operations as of December 31, 1998, Average Annual Total Return for the Subaccounts presented on a non-standardized basis, which includes deductions for the maximum mortality and expense risk charge for the 7% Solution Enhanced Death Benefit of 1.55%, administrative charges of 0.20%, applicable surrender charge of [8.00%] for the one year period and [7.00%] for the five year period, and the highest optional rider charge of [__.___%] (as though the riders had been available from portfolio inception) for the year ending December 31, 1998 were as follows:

Average Annual Total Return for Periods Ending 12/31/98 - Non-Standardized
--------------------------------------------------------------------------

                         One Year       Five Year     Inception to
                      Period Ending   Period Ending   Period Ending   Inception
Subaccount               12/31/98       12/31/98        12/31/98         Date
----------            -------------   -------------  ---------------  --------
THE GCG TRUST
Liquid Asset
Limited Maturity Bond
Global Fixed Income
Total Return
Investors
Equity Income
Fully Managed
Rising Dividends
Large Cap Value
Capital Growth
Growth
Value Equity
Research
Mid-Cap Growth
Strategic Equity
Capital Appreciation
All Cap
Small Cap
Real Estate
Hard Assets
Managed Global
Developing World

THE GALAXY VIP FUND
Equity
Growth and Income
Small Company Growth
Asset Allocation
High Quality Bond

THE PIMCO TRUST
PIMCO High Yield Bond
PIMCO StocksPLUS
   Growth and Income

THE WARBURG PINCUS TRUST
International Equity
_________________________
* Total return calculation reflects certain waivers of portfolio fees and expenses.
** Total return calculations assume that the rider charge base is equal to the initial premium and the rider charge base increases by 7% each year. Beacuse the total return calculations are based on assets values, the rider charge has been converted to an asset-based charge of 1.18% per year. This assumption is based on the assets growing at 5% per year as required by the SEC in the prospectus Exepense Examples.
#  Non-Annualized

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Measurement of Investment Experience. Note that in your contract accumulation value is referred to as Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the Combination Enhanced Death Benefit Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit Option and the Standard Death Benefit are lower than that used in the examples and would result in higher AUV or contract values.

    1.  AUV, beginning of period.............................  $10.00
    2.  Value of securities, beginning of period.............  $10.00
    3.  Change in value of securities........................  $ 0.10
    4.  Gross investment return (3) divided by (2)...........    0.01
    5.  Less daily mortality and expense charge..............    0.00004837
    6.  Less asset based administrative charge...............    0.00000411
    7.  Net investment return (4) minus (5) minus (6)........    0.00994752
    8.  Net investment factor (1.000000) plus (7)............    1.00994752
    9.  AUV, end of period (1) multiplied by (8).............  $10.09947520

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
    EXAMPLE 2.
    1.  Initial Premium Payment..............................  $     1,000
    2.  AUV on effective date of purchase (see Example 1)....  $     10.00
    3.  Number of Units purchased (1) divided by (2).........          100
    4.  AUV for valuation date following purchase
        (see Example 1)......................................  $10.09947520
    5.  Contract value in account for valuation date
        following purchase (3) multiplied by (4).............  $  1,009.95


                    IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form. Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the accumulation value by the life expectancy. In the first year withdrawals begin, we use the accumulation value as of the date of the first payment. Thereafter, we use the accumulation value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.


                          OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

             FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements
          Statement of Assets and Liability as of December 31, 1998 Statement of Operations for the year ended December 31, 1998 Statements of Changes in Net Assets for the years ended
          December 31, 1998 and 1997
     Notes to Financial Statements

                              FINANCIAL STATEMENTS

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                    YEARS ENDED DECEMBER 31, 1998 AND 1997
                     WITH REPORT OF INDEPENDENT AUDITORS













































                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                             FINANCIAL STATEMENTS



                    YEARS ENDED DECEMBER 31, 1998 AND 1997




                              TABLE OF CONTENTS

Report of Independent Auditors

Audited Financial Statements

Statement of Assets and Liability
Statement of Operations
Statements of Changes in Net Assets
Notes to Financial Statements









































                         Report of Independent Auditors




The Board of Directors
Golden American Life Insurance Company


We have audited the accompanying statement of assets and liability of Golden American Life Insurance Company Separate Account B as of December 31, 1998, and the related statements of operations for the year then ended and the changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Golden American Life Insurance Company Separate Account B at December 31, 1998, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                              /S/ Ernst & Young LLP


Des Moines, Iowa
February 25, 1999

















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1998
                           (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS
 Investments at net asset value:
  The GCG Trust:
     Liquid Asset Series,
      175,698,298 shares (cost - $175,698)                           $175,698
     Limited Maturity Bond Series,
      9,632,216 shares (cost - $103,588)                              102,872
     Hard Assets Series,
      3,095,761 shares (cost - $44,073)                                29,719
     All-Growth Series,
      5,460,140 shares (cost - $72,614)                                81,847
     Real Estate Series,
      5,082,757 shares (cost - $77,307)                                69,024
     Fully Managed Series,
      14,869,764 shares (cost - $216,245)                             226,467
     Multiple Allocation Series,
      21,629,600 shares (cost - $268,930)                             274,047
     Capital Appreciation Series,
      14,189,481 shares (cost - $221,707)                             256,687
     Rising Dividends Series,
      22,754,116 shares (cost - $421,987)                             500,818
     Emerging Markets Series,
      3,333,290 shares (cost - $31,776)                                22,267
     Market Manager Series,
      414,851 shares (cost - $4,663)                                    8,068
     Value Equity Series,
      7,950,210 shares (cost - $122,857)                              126,249
     Strategic Equity Series,
      5,567,699 shares (cost - $69,933)                                71,377
     Small Cap Series,
      7,754,062 shares (cost - $103,129)                              124,298
     Managed Global Series,
      9,213,401 shares (cost - $110,591)                              130,738
     Mid-Cap Growth Series,
      6,458,180 shares (cost - $109,532)                              116,893
     Growth & Income Series,
      11,461,829 shares (cost - $170,105)                             179,033
     Research Series,
      13,965,668 shares (cost - $266,377)                             283,643
     Total Return Series,
      14,425,794 shares (cost - $226,488)                             227,928
     Value + Growth Series,
      9,163,078 shares (cost - $129,140)                              143,127
     Global Fixed Income Series,
      853,224 shares (cost - $9,541)                                    9,531




                      GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1998
                                (CONTINUED)
                          (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS - CONTINUED
 Investments at net asset value:
  The GCG Trust:
     Developing World Series,
      612,452 shares (cost - $4,365)                                   $4,514
     Growth Opportunities Series,
      425,552 shares (cost - $3,783)                                    4,132
  PIMCO Variable Insurance Trust:
     PIMCO High Yield Bond Portfolio,
      4,770,792 shares (cost - $46,152)                                46,134
     PIMCO StocksPLUS Growth and Income Portfolio,
      4,119,171 shares (cost - $47,564)                                51,819
  Greenwich Street Series Fund Inc.:
     Appreciation Portfolio,
      46,082 shares (cost - $932)                                         975
  Travelers Series Fund Inc.:
     Smith Barney High Income Portfolio,
      63,707 shares (cost - $870)                                         807
     Smith Barney Large Cap Value Portfolio,
      34,717 shares (cost - $692)                                         702
     Smith Barney International Equity Portfolio,
      23,707 shares (cost - $333)                                         326
     Smith Barney Money Market Portfolio,
      317,907 shares (cost - $318)                                        318
  Warburg Pincus Trust:
     International Equity Portfolio,
      4,529,941 shares (cost - $48,231)                                49,785
                                                                  ____________
     TOTAL ASSETS (cost - $3,109,521)                               3,319,843

LIABILITY
  Payable to Golden American Life Insurance Company
   for charges and fees                                                 1,638
                                                                  ____________
     TOTAL NET ASSETS                                              $3,318,205
                                                                  ============
NET ASSETS
  For variable annuity insurance contracts                         $3,309,202
  Retained in Separate Account B by Golden American
   Life Insurance Company                                               9,003
                                                                  ____________
     TOTAL NET ASSETS                                              $3,318,205
                                                                  ============

See accompanying notes.




                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                           Limited
                                                  Liquid   Maturity    Hard
                                                  Asset      Bond     Assets
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $5,783    $3,217    $1,662
   Capital gains distributions                         --        --     1,065
                                                ______________________________
  TOTAL INVESTMENT INCOME                           5,783     3,217     2,727

  Expenses:
   Mortality and expense risk and other charges     1,619       939       461
   Annual administrative charges                       62        41        13
   Minimum death benefit guarantee charges              7         1         2
   Contingent deferred sales charges                  342        65        53
   Other contract charges                               9         3         2
   Amortization of deferred charges related to:
    Deferred sales load                               615       389       164
    Premium taxes                                       3         6         3
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      2,657     1,444       698
   Fees waived by Golden American Life
    Insurance Company                                   5         9         4
                                                ______________________________
  NET EXPENSES                                      2,652     1,435       694
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,131     1,782     2,033

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments              --       872    (6,941)
  Net unrealized appreciation
   (depreciation) of investments                       --       739    (8,620)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $3,131    $3,393  ($13,528)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                   All-      Real     Fully
                                                  Growth    Estate   Managed
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           --    $3,321    $6,674
   Capital gains distributions                       $470     6,244    12,408
                                                ______________________________
  TOTAL INVESTMENT INCOME                             470     9,565    19,082

  Expenses:
   Mortality and expense risk and other charges       879       964     2,417
   Annual administrative charges                       41        28       105
   Minimum death benefit guarantee charges              1         1         2
   Contingent deferred sales charges                   46        38        64
   Other contract charges                               2         1         5
   Amortization of deferred charges related to:
    Deferred sales load                               409       290       866
    Premium taxes                                       7         5        16
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,385     1,327     3,475
   Fees waived by Golden American Life
    Insurance Company                                  10         6        19
                                                ______________________________
  NET EXPENSES                                      1,375     1,321     3,456
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                       (905)    8,244    15,626

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             330     3,708     1,704
  Net unrealized appreciation
   (depreciation) of investments                    6,240   (24,689)  (10,501)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $5,665  ($12,737)   $6,829
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Multiple  Capital
                                                 Alloca-  Apprecia-   Rising
                                                   tion      tion   Dividends
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $13,875    $3,355    $2,240
   Capital gains distributions                     14,968    19,519    16,632
                                                ______________________________
  TOTAL INVESTMENT INCOME                          28,843    22,874    18,872

  Expenses:
   Mortality and expense risk and other charges     2,985     2,656     4,670
   Annual administrative charges                      144       110       212
   Minimum death benefit guarantee charges             10         2         4
   Contingent deferred sales charges                   89        59       128
   Other contract charges                               9         9        13
   Amortization of deferred charges related to:
    Deferred sales load                             1,784     1,083       934
    Premium taxes                                      33        25        11
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      5,054     3,944     5,972
   Fees waived by Golden American Life
    Insurance Company                                  26        26        20
                                                ______________________________
  NET EXPENSES                                      5,028     3,918     5,952
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                     23,815    18,956    12,920

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments           2,288     6,551     3,842
  Net unrealized appreciation
   (depreciation) of investments                  (10,125)   (3,987)   17,344
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $15,978   $21,520   $34,106
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Emerging   Market    Value
                                                 Markets   Manager    Equity
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           --      $129    $2,766
   Capital gains distributions                         --       214     1,018
                                                ______________________________
  TOTAL INVESTMENT INCOME                              --       343     3,784

  Expenses:
   Mortality and expense risk and other charges      $336        --     1,442
   Annual administrative charges                       10         1        57
   Minimum death benefit guarantee charges              1        --         1
   Contingent deferred sales charges                   16        --        57
   Other contract charges                               1        --         2
   Amortization of deferred charges related to:
    Deferred sales load                               160        43       231
    Premium taxes                                       2        --         3
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                        526        44     1,793
   Fees waived by Golden American Life
    Insurance Company                                   2        --         3
                                                ______________________________
  NET EXPENSES                                        524        44     1,790
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                       (524)      299     1,994

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments          (3,524)      135     1,237
  Net unrealized appreciation
   (depreciation) of investments                   (4,266)    1,090    (4,208)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        ($8,314)   $1,524     ($977)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                Strategic   Small    Managed
                                                  Equity     Cap      Global
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $1,941        --    $1,806
   Capital gains distributions                      2,711        --     3,627
                                                ______________________________
  TOTAL INVESTMENT INCOME                           4,652        --     5,433

  Expenses:
   Mortality and expense risk and other charges       851    $1,114     1,445
   Annual administrative charges                       29        55        59
   Minimum death benefit guarantee charges              1         1         1
   Contingent deferred sales charges                   52        59        50
   Other contract charges                               1         3         4
   Amortization of deferred charges related to:
    Deferred sales load                               135       112       579
    Premium taxes                                       1         1         8
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,070     1,345     2,146
   Fees waived by Golden American Life
    Insurance Company                                   4         2         9
                                                ______________________________
  NET EXPENSES                                      1,066     1,343     2,137
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,586    (1,343)    3,296

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments           1,365     2,148     7,634
  Net unrealized appreciation
   (depreciation) of investments                   (6,078)   15,952    16,611
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        ($1,127)  $16,757   $27,541
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Mid-Cap   Growth &
                                                  Growth    Income   Research
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $4,999    $4,745   $12,283
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                           4,999     4,745    12,283

  Expenses:
   Mortality and expense risk and other charges       880     1,599     1,941
   Annual administrative charges                       51        88       120
   Minimum death benefit guarantee charges              1        --        --
   Contingent deferred sales charges                   20        62        71
   Other contract charges                               2         1         4
   Amortization of deferred charges related to:
    Deferred sales load                                55        92        79
    Premium taxes                                      --         2         1
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,009     1,844     2,216
   Fees waived by Golden American Life
    Insurance Company                                   1         3         1
                                                ______________________________
  NET EXPENSES                                      1,008     1,841     2,215
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,991     2,904    10,068

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             899       911       972
  Net unrealized appreciation
   (depreciation) of investments                    6,574     7,679    16,878
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $11,464   $11,494   $27,918
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Global
                                                  Total    Value +    Fixed
                                                  Return    Growth    Income
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $11,048    $5,950      $237
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                          11,048     5,950       237

  Expenses:
   Mortality and expense risk and other charges     1,714     1,099        57
   Annual administrative charges                       98        62         4
   Minimum death benefit guarantee charges             --         1        --
   Contingent deferred sales charges                   62        42         2
   Other contract charges                               1         1        --
   Amortization of deferred charges related to:
    Deferred sales load                                75        49        --
    Premium taxes                                       1         1        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,951     1,255        63
   Fees waived by Golden American Life
    Insurance Company                                   2         2        --
                                                ______________________________
  NET EXPENSES                                      1,949     1,253        63
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      9,099     4,697       174

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             185      (807)      216
  Net unrealized appreciation
   (depreciation) of investments                    1,028    15,417        --
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $10,312   $19,307      $390
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998




See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      PIMCO
                                                            Growth     High
                                                Developing  Oppor-    Yield
                                                  World    tunities    Bond
                                                 Division  Division  Division
                                                   (a)       (a)       (c)
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           $2       $25    $1,050
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                               2        25     1,050

  Expenses:
   Mortality and expense risk and other charges        22        31       197
   Annual administrative charges                        2         1        17
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                   --         1        15
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                --        --         4
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                         24        33       233
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                         24        33       233
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                        (22)       (8)      817

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            (266)     (235)     (318)
  Net unrealized appreciation
   (depreciation) of investments                      149       349       (18)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          ($139)     $106      $481
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998




See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                  PIMCO
                                                StocksPLUS            Smith
                                                  Growth              Barney
                                                   and      Appre-     High
                                                  Income   ciation    Income
                                                 Division  Division  Division
                                                   (b)
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $1,005        $8       $37
   Capital gains distributions                         --        33         8
                                                ______________________________
  TOTAL INVESTMENT INCOME                           1,005        41        45

  Expenses:
   Mortality and expense risk and other charges       162        10         8
   Annual administrative charges                       18         1         1
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                    9        --        --
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                 2        --        --
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                        191        11         9
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                        191        11         9
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                        814        30        36

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             (97)        3         8
  Net unrealized appreciation
   (depreciation) of investments                    4,255        52       (66)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $4,972       $85      ($22)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)


                                                            Smith
                                                  Smith     Barney    Smith
                                                  Barney    Inter-    Barney
                                                Large Cap  national   Money
                                                  Value     Equity    Market
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           $6        --       $20
   Capital gains distributions                         16        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                              22        --        20

  Expenses:
   Mortality and expense risk and other charges         7        $3         6
   Annual administrative charges                        1        --        --
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                   --        --        --
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                --        --        --
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                          8         3         6
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                          8         3         6
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                         14        (3)       14

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments               2        (1)       --
  Net unrealized appreciation
   (depreciation) of investments                        3        (2)       --
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $19       ($6)      $14
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998

See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)



                                                  Inter-
                                                 national
                                                  Equity
                                                 Division  Combined
                                                ____________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                         $251   $88,435
   Capital gains distributions                         --    78,933
                                                ____________________
  TOTAL INVESTMENT INCOME                             251   167,368

  Expenses:
   Mortality and expense risk and other charges       398    30,912
   Annual administrative charges                       20     1,451
   Minimum death benefit guarantee charges             --        37
   Contingent deferred sales charges                   12     1,414
   Other contract charges                              --        73
   Amortization of deferred charges related to:
    Deferred sales load                                --     8,150
    Premium taxes                                      --       129
                                                ____________________
  TOTAL EXPENSES BEFORE WAIVER                        430    42,166
   Fees waived by Golden American Life
    Insurance Company                                  --       154
                                                ____________________
  NET EXPENSES                                        430    42,012
                                                ____________________
  NET INVESTMENT INCOME (LOSS)                       (179)  125,356

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            (556)   22,265
  Net unrealized appreciation
   (depreciation) of investments                    1,647    39,447
                                                ____________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           $912  $187,068
                                                ====================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $37,476

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            970
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         970

 Changes from principal transactions:
  Purchase payments                                                    29,455
  Contract distributions and terminations                             (18,096)
  Transfer payments from (to) Fixed Accounts and other Divisions        7,253
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              196
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        18,808
                                                                  ____________
 Total increase (decrease)                                             19,778
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        57,254
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,131
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,131

 Changes from principal transactions:
  Purchase payments                                                   227,924
  Contract distributions and terminations                             (38,803)
  Transfer payments from (to) Fixed Accounts and other Divisions      (73,759)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               12
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       115,374
                                                                  ____________
 Total increase (decrease)                                            118,505
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $175,759
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $54,334

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          2,703
  Net realized gain (loss) on investments                                 139
  Net unrealized appreciation (depreciation) of investments              (690)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       2,152

 Changes from principal transactions:
  Purchase payments                                                     5,847
  Contract distributions and terminations                              (8,648)
  Transfer payments from (to) Fixed Accounts and other Divisions       (1,150)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (68)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (4,019)
                                                                  ____________
 Total increase (decrease)                                             (1,867)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        52,467






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $1,782
  Net realized gain (loss) on investments                                 872
  Net unrealized appreciation (depreciation) of investments               739
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,393

 Changes from principal transactions:
  Purchase payments                                                    42,180
  Contract distributions and terminations                              (9,265)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,051
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                6
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,972
                                                                  ____________
 Total increase (decrease)                                             50,365
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $102,832
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $43,301

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          8,570
  Net realized gain (loss) on investments                               3,106
  Net unrealized appreciation (depreciation) of investments            (9,738)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,938

 Changes from principal transactions:
  Purchase payments                                                     6,936
  Contract distributions and terminations                              (5,699)
  Transfer payments from (to) Fixed Accounts and other Divisions         (886)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (87)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           264
                                                                  ____________
 Total increase (decrease)                                              2,202
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        45,503























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $2,033
  Net realized gain (loss) on investments                              (6,941)
  Net unrealized appreciation (depreciation) of investments            (8,620)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     (13,528)

 Changes from principal transactions:
  Purchase payments                                                     7,508
  Contract distributions and terminations                              (4,524)
  Transfer payments from (to) Fixed Accounts and other Divisions       (5,266)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (2,272)
                                                                  ____________
 Total increase (decrease)                                            (15,800)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $29,703
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $76,842

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            490
  Net realized gain (loss) on investments                                 556
  Net unrealized appreciation (depreciation) of investments             1,550
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       2,596

 Changes from principal transactions:
  Purchase payments                                                     7,441
  Contract distributions and terminations                             (10,832)
  Transfer payments from (to) Fixed Accounts and other Divisions       (4,053)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (256)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (7,700)
                                                                  ____________
 Total increase (decrease)                                             (5,104)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        71,738
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($905)
  Net realized gain (loss) on investments                                 330
  Net unrealized appreciation (depreciation) of investments             6,240
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       5,665

 Changes from principal transactions:
  Purchase payments                                                    15,762
  Contract distributions and terminations                              (9,206)
  Transfer payments from (to) Fixed Accounts and other Divisions       (2,159)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                7
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,404
                                                                  ____________
 Total increase (decrease)                                             10,069
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $81,807
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.











                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $50,681

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          3,901
  Net realized gain (loss) on investments                               2,621
  Net unrealized appreciation (depreciation) of investments             5,391
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,913

 Changes from principal transactions:
  Purchase payments                                                    14,095
  Contract distributions and terminations                              (5,798)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,766
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               43
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        12,106
                                                                  ____________
 Total increase (decrease)                                             24,019
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        74,700























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $8,244
  Net realized gain (loss) on investments                               3,708
  Net unrealized appreciation (depreciation) of investments           (24,689)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     (12,737)

 Changes from principal transactions:
  Purchase payments                                                    24,639
  Contract distributions and terminations                              (6,988)
  Transfer payments from (to) Fixed Accounts and other Divisions      (10,631)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               12
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         7,032
                                                                  ____________
 Total increase (decrease)                                             (5,705)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $68,995
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $134,431

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          9,632
  Net realized gain (loss) on investments                               2,407
  Net unrealized appreciation (depreciation) of investments             5,898
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      17,937

 Changes from principal transactions:
  Purchase payments                                                    19,633
  Contract distributions and terminations                             (17,687)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,389
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (53)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         6,282
                                                                  ____________
  Total increase (decrease)                                            24,219
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       158,650























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $15,626
  Net realized gain (loss) on investments                               1,704
  Net unrealized appreciation (depreciation) of investments           (10,501)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       6,829

 Changes from principal transactions:
  Purchase payments                                                    74,467
  Contract distributions and terminations                             (19,367)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,756
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               31
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        60,887
                                                                  ____________
 Total increase (decrease)                                             67,716
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $226,366
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Multiple
                                                                   Allocation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $270,427

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         21,419
  Net realized gain (loss) on investments                               5,773
  Net unrealized appreciation (depreciation) of investments             9,866
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      37,058

 Changes from principal transactions:
  Purchase payments                                                     9,404
  Contract distributions and terminations                             (45,162)
  Transfer payments from (to) Fixed Accounts and other Divisions       (9,649)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (209)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                       (45,616)
                                                                  ____________
  Total increase (decrease)                                            (8,558)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       261,869























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Multiple
                                                                   Allocation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $23,815
  Net realized gain (loss) on investments                               2,288
  Net unrealized appreciation (depreciation) of investments           (10,125)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      15,978

 Changes from principal transactions:
  Purchase payments                                                    34,793
  Contract distributions and terminations                             (39,339)
  Transfer payments from (to) Fixed Accounts and other Divisions          581
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               28
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (3,937)
                                                                  ____________
 Total increase (decrease)                                             12,041
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $273,910
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $145,989

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         13,819
  Net realized gain (loss) on investments                               8,242
  Net unrealized appreciation (depreciation) of investments            16,323
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      38,384

 Changes from principal transactions:
  Purchase payments                                                    17,440
  Contract distributions and terminations                             (20,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,915
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              232
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         3,444
                                                                  ____________
  Total increase (decrease)                                            41,828
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       187,817























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $18,956
  Net realized gain (loss) on investments                               6,551
  Net unrealized appreciation (depreciation) of investments            (3,987)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      21,520

 Changes from principal transactions:
  Purchase payments                                                    63,892
  Contract distributions and terminations                             (26,711)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,035
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               25
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        47,241
                                                                  ____________
 Total increase (decrease)                                             68,761
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $256,578
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $123,573

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          1,726
  Net realized gain (loss) on investments                               3,602
  Net unrealized appreciation (depreciation) of investments            33,738
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      39,066

 Changes from principal transactions:
  Purchase payments                                                    45,995
  Contract distributions and terminations                             (18,620)
  Transfer payments from (to) Fixed Accounts and other Divisions       25,458
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              471
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        53,304
                                                                  ____________
  Total increase (decrease)                                            92,370
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       215,943























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $12,920
  Net realized gain (loss) on investments                               3,842
  Net unrealized appreciation (depreciation) of investments            17,344
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      34,106

 Changes from principal transactions:
  Purchase payments                                                   216,682
  Contract distributions and terminations                             (26,449)
  Transfer payments from (to) Fixed Accounts and other Divisions       60,274
  Addition to  assets retained in the Account
   by Golden American Life Insurance Company                               60
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       250,567
                                                                  ____________
 Total increase (decrease)                                            284,673
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $500,616
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $37,153

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           (826)
  Net realized gain (loss) on investments                              (1,134)
  Net unrealized appreciation (depreciation) of investments            (2,698)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (4,658)

 Changes from principal transactions:
  Purchase payments                                                     5,427
  Contract distributions and terminations                              (5,304)
  Transfer payments from (to) Fixed Accounts and other Divisions        2,002
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (119)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         2,006
                                                                  ____________
  Total increase (decrease)                                            (2,652)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        34,501























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($524)
  Net realized gain (loss) on investments                              (3,524)
  Net unrealized appreciation (depreciation) of investments            (4,266)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (8,314)

 Changes from principal transactions:
  Purchase payments                                                     2,520
  Contract distributions and terminations                              (2,973)
  Transfer payments from (to) Fixed Accounts and other Divisions       (3,483)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                3
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (3,933)
                                                                  ____________
 Total increase (decrease)                                            (12,247)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $22,254
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $5,479

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            424
  Net realized gain (loss) on investments                                 238
  Net unrealized appreciation (depreciation) of investments             1,127
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,789

 Changes from principal transactions:
  Purchase payments                                                       (59)
  Contract distributions and terminations                                (189)
  Transfer payments from (to) Fixed Accounts and other Divisions         (303)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               (1)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                          (552)
                                                                  ____________
  Total increase (decrease)                                             1,237
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                         6,716























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $299
  Net realized gain (loss) on investments                                 135
  Net unrealized appreciation (depreciation) of investments             1,090
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,524

 Changes from principal transactions:
  Purchase payments                                                       (36)
  Contract distributions and terminations                                (188)
  Transfer payments from (to) Fixed Accounts and other Divisions         (309)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                          (533)
                                                                  ____________
 Total increase (decrease)                                                991
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $7,707
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $42,861

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          5,696
  Net realized gain (loss) on investments                                 898
  Net unrealized appreciation (depreciation) of investments             5,129
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,723

 Changes from principal transactions:
  Purchase payments                                                    16,881
  Contract distributions and terminations                              (5,181)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,573
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              168
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        22,441
                                                                  ____________
  Total increase (decrease)                                            34,164
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        77,025























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $1,994
  Net realized gain (loss) on investments                               1,237
  Net unrealized appreciation (depreciation) of investments            (4,208)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations        (977)

 Changes from principal transactions:
  Purchase payments                                                    51,484
  Contract distributions and terminations                              (7,869)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,521
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        50,146
                                                                  ____________
 Total increase (decrease)                                             49,169
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $126,194
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $29,858

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          1,752
  Net realized gain (loss) on investments                               1,180
  Net unrealized appreciation (depreciation) of investments             4,847
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       7,779

 Changes from principal transactions:
  Purchase payments                                                     9,853
  Contract distributions and terminations                              (4,107)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,920
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              134
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        12,800
                                                                  ____________
  Total increase (decrease)                                            20,579
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        50,437























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,586
  Net realized gain (loss) on investments                               1,365
  Net unrealized appreciation (depreciation) of investments            (6,078)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (1,127)

 Changes from principal transactions:
  Purchase payments                                                    25,972
  Contract distributions and terminations                              (5,201)
  Transfer payments from (to) Fixed Accounts and other Divisions        1,265
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                2
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        22,038
                                                                  ____________
 Total increase (decrease)                                             20,911
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $71,348
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $33,056

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           (754)
  Net realized gain (loss) on investments                                (174)
  Net unrealized appreciation (depreciation) of investments             4,543
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,615

 Changes from principal transactions:
  Purchase payments                                                    13,691
  Contract distributions and terminations                              (3,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,487
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               19
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        16,054
                                                                  ____________
  Total increase (decrease)                                            19,669
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        52,725























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        ($1,343)
  Net realized gain (loss) on investments                               2,148
  Net unrealized appreciation (depreciation) of investments            15,952
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      16,757

 Changes from principal transactions:
  Purchase payments                                                    44,851
  Contract distributions and terminations                              (6,104)
  Transfer payments from (to) Fixed Accounts and other Divisions       16,010
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                6
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        54,763
                                                                  ____________
 Total increase (decrease)                                             71,520
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $124,245
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $86,266

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          6,640
  Net realized gain (loss) on investments                               2,841
  Net unrealized appreciation (depreciation) of investments              (883)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       8,598

 Changes from principal transactions:
  Purchase payments                                                    17,472
  Contract distributions and terminations                             (12,081)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,438
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (12)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         9,817
                                                                  ____________
  Total increase (decrease)                                            18,415
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       104,681























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,296
  Net realized gain (loss) on investments                               7,634
  Net unrealized appreciation (depreciation) of investments            16,611
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      27,541

 Changes from principal transactions:
  Purchase payments                                                    11,958
  Contract distributions and terminations                             (13,329)
  Transfer payments from (to) Fixed Accounts and other Divisions         (176)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                9
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (1,538)
                                                                  ____________
 Total increase (decrease)                                             26,003
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $130,684
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $4,571

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            612
  Net realized gain (loss) on investments                                  57
  Net unrealized appreciation (depreciation) of investments               912
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,581

 Changes from principal transactions:
  Purchase payments                                                     8,980
  Contract distributions and terminations                                (580)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,763
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               46
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        14,209
                                                                  ____________
  Total increase (decrease)                                            15,790
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        20,361






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,991
  Net realized gain (loss) on investments                                 899
  Net unrealized appreciation (depreciation) of investments             6,574
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,464

 Changes from principal transactions:
  Purchase payments                                                    66,121
  Contract distributions and terminations                              (3,065)
  Transfer payments from (to) Fixed Accounts and other Divisions       21,962
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                1
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        85,019
                                                                  ____________
 Total increase (decrease)                                             96,483
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $116,844
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Growth &
                                                                     Income
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $8,275

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          3,057
  Net realized gain (loss) on investments                                 177
  Net unrealized appreciation (depreciation) of investments               980
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       4,214

 Changes from principal transactions:
  Purchase payments                                                    22,706
  Contract distributions and terminations                              (1,861)
  Transfer payments from (to) Fixed Accounts and other Divisions       11,481
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              107
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        32,433
                                                                  ____________
  Total increase (decrease)                                            36,647
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        44,922






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Growth &
                                                                     Income
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $2,904
  Net realized gain (loss) on investments                                 911
  Net unrealized appreciation (depreciation) of investments             7,679
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,494

 Changes from principal transactions:
  Purchase payments                                                   105,760
  Contract distributions and terminations                              (7,503)
  Transfer payments from (to) Fixed Accounts and other Divisions       24,270
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                7
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       122,534
                                                                  ____________
 Total increase (decrease)                                            134,028
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $178,950
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                      (b)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $801
  Net realized gain (loss) on investments                                  19
  Net unrealized appreciation (depreciation) of investments               388
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,208

 Changes from principal transactions:
  Purchase payments                                                    19,514
  Contract distributions and terminations                                (534)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,044
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              170
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        33,194
                                                                  ____________
  Total increase (decrease)                                            34,402
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        34,402























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                      (b)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $10,068
  Net realized gain (loss) on investments                                 972
  Net unrealized appreciation (depreciation) of investments            16,878
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      27,918

 Changes from principal transactions:
  Purchase payments                                                   167,295
  Contract distributions and terminations                              (6,740)
  Transfer payments from (to) Fixed Accounts and other Divisions       60,643
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               11
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       221,209
                                                                  ____________
 Total increase (decrease)                                            249,127
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $283,529
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                      (a)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $687
  Net realized gain (loss) on investments                                  18
  Net unrealized appreciation (depreciation) of investments               412
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,117

 Changes from principal transactions:
  Purchase payments                                                    15,427
  Contract distributions and terminations                                (602)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,193
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               96
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        25,114
                                                                  ____________
  Total increase (decrease)                                            26,231
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        26,231






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                      (a)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $9,099
  Net realized gain (loss) on investments                                 185
  Net unrealized appreciation (depreciation) of investments             1,028
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      10,312

 Changes from principal transactions:
  Purchase payments                                                   156,492
  Contract distributions and terminations                              (7,889)
  Transfer payments from (to) Fixed Accounts and other Divisions       42,666
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               23
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       191,292
                                                                  ____________
 Total increase (decrease)                                            201,604
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $227,835
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Value +
                                                                     Growth
                                                                    Division
                                                                      (b)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($137)
  Net realized gain (loss) on investments                                 515
  Net unrealized appreciation (depreciation) of investments            (1,430)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (1,052)

 Changes from principal transactions:
  Purchase payments                                                    15,158
  Contract distributions and terminations                                (431)
  Transfer payments from (to) Fixed Accounts and other Divisions        9,404
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               99
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        24,230
                                                                  ____________
  Total increase (decrease)                                            23,178
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        23,178






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Value +
                                                                     Growth
                                                                    Division
                                                                      (b)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $4,697
  Net realized gain (loss) on investments                                (807)
  Net unrealized appreciation (depreciation) of investments            15,417
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      19,307

 Changes from principal transactions:
  Purchase payments                                                    77,977
  Contract distributions and terminations                              (3,834)
  Transfer payments from (to) Fixed Accounts and other Divisions       26,430
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       100,583
                                                                  ____________
 Total increase (decrease)                                            119,890
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $143,068
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                      (g)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $9
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation (depreciation) of investments               (10)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (2)

 Changes from principal transactions:
  Purchase payments                                                       190
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           18
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           208
                                                                  ____________
  Total increase (decrease)                                               206
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           206





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                      (g)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $174
  Net realized gain (loss) on investments                                 216
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         390

 Changes from principal transactions:
  Purchase payments                                                     5,820
  Contract distributions and terminations                                (219)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,331
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         8,932
                                                                  ____________
 Total increase (decrease)                                              9,322
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $9,528
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (h)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (h)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           ($22)
  Net realized gain (loss) on investments                                (266)
  Net unrealized appreciation (depreciation) of investments               149
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations        (139)

 Changes from principal transactions:
  Purchase payments                                                     2,757
  Contract distributions and terminations                                 (34)
  Transfer payments from (to) Fixed Accounts and other Divisions        1,928
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,651
                                                                  ____________
 Total increase (decrease)                                              4,512
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $4,512
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (h)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (h)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($8)
  Net realized gain (loss) on investments                                (235)
  Net unrealized appreciation (depreciation) of investments               349
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         106

 Changes from principal transactions:
  Purchase payments                                                     4,097
  Contract distributions and terminations                                 (45)
  Transfer payments from (to) Fixed Accounts and other Divisions          (27)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,025
                                                                  ____________
 Total increase (decrease)                                              4,131
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $4,131
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (j)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (j)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $817
  Net realized gain (loss) on investments                                (318)
  Net unrealized appreciation (depreciation) of investments               (18)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         481

 Changes from principal transactions:
  Purchase payments                                                    32,399
  Contract distributions and terminations                                (912)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,150
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        45,637
                                                                  ____________
 Total increase (decrease)                                             46,118
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $46,118
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (i)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (i)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $814
  Net realized gain (loss) on investments                                 (97)
  Net unrealized appreciation (depreciation) of investments             4,255
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       4,972

 Changes from principal transactions:
  Purchase payments                                                    29,368
  Contract distributions and terminations                                (361)
  Transfer payments from (to) Fixed Accounts and other Divisions       17,822
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                1
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,830
                                                                  ____________
 Total increase (decrease)                                             51,802
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $51,802
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.






                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $15
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                (9)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           7

 Changes from principal transactions:
  Purchase payments                                                       256
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           256
                                                                  ____________
  Total increase (decrease)                                               263
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           263






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                      (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $30
  Net realized gain (loss) on investments                                   3
  Net unrealized appreciation (depreciation) of investments                52
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          85

 Changes from principal transactions:
  Purchase payments                                                       595
  Contract distributions and terminations                                 (21)
  Transfer payments from (to) Fixed Accounts and other Divisions           52
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           626
                                                                  ____________
 Total increase (decrease)                                                711
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $974
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                 3
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           3

 Changes from principal transactions:
  Purchase payments                                                       206
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           206
                                                                  ____________
  Total increase (decrease)                                               209
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           209




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                        (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $36
  Net realized gain (loss) on investments                                   8
  Net unrealized appreciation (depreciation) of investments               (66)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         (22)

 Changes from principal transactions:
  Purchase payments                                                       530
  Contract distributions and terminations                                 (15)
  Transfer payments from (to) Fixed Accounts and other Divisions          104
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           619
                                                                  ____________
 Total increase (decrease)                                                597
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $806
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                 7
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           6

 Changes from principal transactions:
  Purchase payments                                                       204
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            5
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           209
                                                                  ____________
  Total increase (decrease)                                               215
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           215




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                      (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $14
  Net realized gain (loss) on investments                                   2
  Net unrealized appreciation (depreciation) of investments                 3
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          19

 Changes from principal transactions:
  Purchase payments                                                       429
  Contract distributions and terminations                                  (5)
  Transfer payments from (to) Fixed Accounts and other Divisions           43
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           467
                                                                  ____________
 Total increase (decrease)                                                486
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $701
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (d)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments               ($5)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (5)

 Changes from principal transactions:
  Purchase payments                                                        99
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            2
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           101
                                                                  ____________
  Total increase (decrease)                                                96
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            96



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (d)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($3)
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation (depreciation) of investments                (2)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (6)

 Changes from principal transactions:
  Purchase payments                                                       178
  Contract distributions and terminations                                  (4)
  Transfer payments from (to) Fixed Accounts and other Divisions           62
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           236
                                                                  ____________
 Total increase (decrease)                                                230
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $326
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.






                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                      (e)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                      $183
  Contract distributions and terminations                                  (1)
  Transfer payments from (to) Fixed Accounts and other Divisions           (1)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           181
                                                                  ____________
  Total increase (decrease)                                               181
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           181




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                      (e)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $14
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          14

 Changes from principal transactions:
  Purchase payments                                                       565
  Contract distributions and terminations                                 (25)
  Transfer payments from (to) Fixed Accounts and other Divisions         (417)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           123
                                                                  ____________
 Total increase (decrease)                                                137
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $318
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (f)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $81
  Net realized gain (loss) on investments                                 (12)
  Net unrealized appreciation (depreciation) of investments               (93)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         (24)

 Changes from principal transactions:
  Purchase payments                                                     1,825
  Contract distributions and terminations                                  (2)
  Transfer payments from (to) Fixed Accounts and other Divisions          182
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         2,005
                                                                  ____________
  Total increase (decrease)                                             1,981
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                         1,981




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (f)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($179)
  Net realized gain (loss) on investments                                (556)
  Net unrealized appreciation (depreciation) of investments             1,647
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         912

 Changes from principal transactions:
  Purchase payments                                                    41,775
  Contract distributions and terminations                                (940)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,037
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,872
                                                                  ____________
 Total increase (decrease)                                             47,784
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $49,765
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998









See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Combined
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                      $1,184,573

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         81,285
  Net realized gain (loss) on investments                              31,070
  Net unrealized appreciation (depreciation) of investments            75,558
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     187,913

 Changes from principal transactions:
  Purchase payments                                                   304,259
  Contract distributions and terminations                            (184,701)
  Transfer payments from (to) Fixed Accounts and other Divisions      111,251
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              976
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                       231,785
                                                                  ____________
  Total increase (decrease)                                           419,698
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                     1,604,271

























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Combined
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       $125,356
  Net realized gain (loss) on investments                              22,265
  Net unrealized appreciation (depreciation) of investments            39,447
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     187,068

 Changes from principal transactions:
  Purchase payments                                                 1,536,754
  Contract distributions and terminations                            (247,928)
  Transfer payments from (to) Fixed Accounts and other Divisions      237,766
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                              274
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                     1,526,866
                                                                  ____________
 Total increase (decrease)                                          1,713,934
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                    $3,318,205
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.












                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                       NOTES TO FINANCIAL STATEMENTS
                             DECEMBER 31, 1998

NOTE 1 - ORGANIZATION
Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 1998, the Account had GoldenSelect Contracts and Granite PrimElite Contracts. GoldenSelect Contracts sold by Golden American during 1998 include DVA 100, DVA Series 100, DVA PLUS, ACCESS, PREMIUM PLUS and ESII. During 1998, the Account had GoldenSelect Contracts (DVA 80) which were no longer being sold.

At December 31, 1998, the Account had, under GoldenSelect Contracts, twenty-six investment divisions: Liquid Asset, Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Multiple Allocation, Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth (formerly
OTC), Growth & Income, Research, Total Return, Value + Growth, Global Fixed Income, Developing World, Growth Opportunities, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income and International Equity Divisions ("Divisions"). The Account also had, under Granite PrimElite Contracts, eight investment divisions: Mid-Cap Growth (formerly OTC), Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value (formerly Smith Barney Income and Growth), Smith Barney International Equity and Smith Barney Money Market Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds, The GCG Trust, the Travelers Series Fund Inc., the Greenwich Street Series Fund Inc. (formerly the Smith Barney Series Fund Inc.), the Warburg Pincus Trust or the PIMCO Variable Insurance Trust (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

Prior to August 14, 1998, the Account also had certain investment divisions available from the Equi-Select Series Trust. In an effort to consolidate operations, Golden American requested permission from the Securities and Exchange Commission ("SEC") to substitute shares of each Portfolio of the Equi-Select Series Trust with shares of a similar Series of The GCG Trust.
On August 14, 1998, after approval from the SEC, shares of each Portfolio of the Equi-Select Series Trust were substituted with shares of a similar Series of The GCG Trust. The consolidation resulted in the following Series being substituted from The GCG Trust:


 Equi-Select Series Trust               The GCG Trust
    Investment Division              Investment Division
___________________________      ___________________________
International Fixed Income       Global Fixed Income
OTC                              Mid-Cap Growth
Research                         Research
Total Return                     Total Return
Value + Growth                   Value + Growth
Growth & Income                  Growth & Income


The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

NOTE 3 - CHARGES AND FEES
The DVA PLUS, ACCESS and the PREMIUM PLUS each have three different death benefit options referred to as Standard, Annual Ratchet and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. In December 1995, Golden American also discontinued external sales of DVA 100, however, the DVA 100 contracts continue to be available to Golden American employees and agents. Under the terms of the Contracts, certain charges are allocated to the Contracts to cover Golden

American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks are as follows:


Series                                        Annual Rates
__________________________________         __________________
DVA 80                                            0.80%
DVA 100                                           0.90
DVA Series 100                                    1.25
DVA PLUS - Standard                               1.10
DVA PLUS - Annual Ratchet                         1.25
DVA PLUS - 5.5% Solution                          1.25
DVA PLUS - 7% Solution                            1.40
ACCESS - Standard                                 1.25
ACCESS - Annual Ratchet                           1.40
ACCESS - 5.5% Solution                            1.40
ACCESS - 7% Solution                              1.55
PREMIUM PLUS - Standard                           1.25
PREMIUM PLUS - Annual Ratchet                     1.40
PREMIUM PLUS - 5.5% Solution                      1.40
PREMIUM PLUS - 7% Solution                        1.55
ES II                                             1.25
Granite PrimElite - Standard                      1.10
Granite PrimElite - Annual Ratchet                1.25


ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of .10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of .15% is deducted from the assets attributable to the DVA PLUS, ACCESS, PREMIUM PLUS, ESII and Granite PrimElite Contracts.

ADMINISTRATIVE CHARGES:   An administrative charge is deducted from the
accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II contracts. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge has been waived for certain offerings of the Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGES: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

CONTINGENT DEFERRED SALES CHARGES: Under DVA PLUS, PREMIUM PLUS, ES II and Granite PrimElite Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the surrender charge that is assessed, based upon the date a premium payment is received.


Complete Years Elapsed
 Since Premium Payment                   Surrender Charge
_____________________ _______________________________________________________

                                       PREMIUM                     Granite
                        DVA PLUS        PLUS          ES II       PrimElite
                      _____________ _____________ _____________ _____________
           0                7%            8%            8%            7%
           1                7             8             7             7
           2                6             8             6             6
           3                5             8             5             5
           4                4             7             4             4
           5                3             6             3             3
           6                1             5             2             1
           7               --             3             1            --
           8               --             1            --            --
           9+              --            --            --            --


OTHER CONTRACT CHARGES: Under DVA 80, DVA 100 and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA 100 Contracts, annual distribution fees are deducted from the Contract accumulation values.

DEFERRED SALES LOAD: Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value by Golden American. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

FEES WAIVED BY GOLDEN AMERICAN: Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.



A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                              YEAR ENDED DECEMBER 31
                                        ___________________________________
                                             1998               1997
                                        _______________   _________________
                                              (DOLLARS IN THOUSANDS)
Balance at beginning of year                   $17,009             $26,612
Sales load advanced                                274                 616
Premium tax advanced                                --                   7
Net transfer from Fixed Account
 and other Divisions                                --                 353
Amortization of deferred sales load
 and premium tax                                (8,280)            (10,579)
                                        _______________   _________________
Balance at end of year                          $9,003             $17,009
                                        ===============   =================





































NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                         1998
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
                                                 (DOLLARS IN THOUSANDS)
The GCG Trust:
 Liquid Asset Series                              $570,537     $452,115
 Limited Maturity Bond Series                       71,742       22,970
 Hard Assets Series                                 17,730       17,975
 All-Growth Series                                  16,647       13,146
 Real Estate Series                                 29,007       13,733
 Fully Managed Series                               83,688        7,148
 Multiple Allocation Series                         52,037       32,159
 Capital Appreciation Series                        83,259       17,034
 Rising Dividends Series                           270,955        7,361
 Emerging Markets Series                             2,644        7,107
 Market Manager Series                                 342          292
 Value Equity Series                                58,297        6,136
 Strategic Equity Series                            31,008        5,375
 Small Cap Series                                   63,182        9,735
 Managed Global Series                              41,119       39,355
 Mid-Cap Growth Series                              97,494        8,444
 Growth & Income Series                            132,350        6,850
 Research Series                                   237,915        6,540
 Total Return Series                               202,032        1,560
 Value + Growth Series                             119,241       13,912
 Global Fixed Income Series                         14,270        5,161
 Developing World Series                             7,293        2,662
 Growth Opportunities Series                         7,214        3,196
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio                    52,726        6,256
 PIMCO StocksPLUS Growth and Income Portfolio       49,898        2,237
Greenwich Street Series Fund Inc.:
 Appreciation Portfolio                                739           82
Travelers Series Fund Inc.:
 Smith Barney High Income Portfolio                    878          222
 Smith Barney Large Cap Value Porfolio                 513           32
 Smith Barney International Equity Portfolio           245           12
 Smith Barney Money Market Portfolio                   630          494
Warburg Pincus Trust:
 International Equity Portfolio                    370,938      324,226
                                               _________________________
COMBINED                                        $2,686,570   $1,033,527
                                               =========================






                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                         1997
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
                                                 (DOLLARS IN THOUSANDS)
The GCG Trust:
 Liquid Asset Series                               $94,848      $75,062
 Limited Maturity Bond Series                       12,572       13,891
 Hard Assets Series                                 21,526       12,693
 All-Growth Series                                   7,468       14,683
 Real Estate Series                                 24,254        8,239
 Fully Managed Series                               27,691       11,768
 Multiple Allocation Series                         30,819       55,031
 Capital Appreciation Series                        41,409       24,135
 Rising Dividends Series                            63,949        8,887
 Emerging Markets Series                             8,023        6,846
 Market Manager Series                                 467          623
 Value Equity Series                                32,557        4,409
 Strategic Equity Series                            19,475        4,918
 Small Cap Series                                   25,870       10,563
 Managed Global Series                              37,985       21,524
 Mid-Cap Growth Series                              18,373        3,328
 Growth & Income Series                             37,291        1,763
 Research Series                                    34,430          419
 Total Return Series                                26,167          354
 Value + Growth Series                              30,053        5,950
 Global Fixed Income Series                            224            7
 Developing World Series                                --           --
 Growth Opportunities Series                            --           --
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio                        --           --
 PIMCO StocksPLUS Growth and Income Portfolio           --           --
Greenwich Street Series Fund Inc.:
 Appreciation Portfolio                                283           12
Travelers Series Fund Inc.:
 Smith Barney High Income Portfolio                    216           11
 Smith Barney Large Cap Value Porfolio                 210            1
 Smith Barney International Equity Portfolio           103            2
 Smith Barney Money Market Portfolio                   194           12
Warburg Pincus Trust:
 International Equity Portfolio                      2,146           59
                                               _________________________
COMBINED                                          $598,603     $285,190
                                               =========================










NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a sale (surrender of the old Contract) and a purchase (acquisition of the new Contract). All of the purchase transactions for the Market Manager Division resulted from such updates.

                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                          1998
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
Liquid Asset Division                           46,713,872   38,496,936
Limited Maturity Bond Division                   5,263,273    2,390,944
Hard Assets Division                             1,390,271    1,503,254
All-Growth Division                              1,876,296    1,557,867
Real Estate Division                             1,269,259    1,003,769
Fully Managed Division                           4,432,536    1,393,191
Multiple Allocation Division                     2,439,316    2,628,892
Capital Appreciation Division                    3,704,327    1,712,022
Rising Dividends Division                       13,285,423    1,798,264
Emerging Markets Division                          737,697    1,279,884
Market Manager Division                             16,579       26,443
Value Equity Division                            3,639,566      936,377
Strategic Equity Division                        2,329,825      828,876
Small Cap Division                               5,737,867    1,727,666
Managed Global Division                          3,637,963    3,808,355
Mid-Cap Growth Division                          5,201,859    1,073,702
Growth & Income Division                         8,700,243    1,061,928
Research Division                               11,776,149    1,145,700
Total Return Division                           11,841,572      542,519
Value + Growth Division                          8,862,606    1,834,396
Global Fixed Income Division                     1,199,981      486,199
Developing World Division                        1,034,819      414,729
Growth Opportunities Division                      801,993      373,469
PIMCO High Yield Bond Division                   5,575,890      995,489
PIMCO StocksPLUS Growth and Income Division      5,235,676      567,893
Appreciation Division                               45,518        5,062
Smith Barney High Income Division                   59,777       15,706
Smith Barney Large Cap Value Division               25,818        1,496
Smith Barney International Equity Division          13,627          659
Smith Barney Money Market Division                  55,074       43,687
International Equity Division                   34,755,360   31,779,305
                                               _________________________
COMBINED                                       191,660,032  101,434,679
                                               =========================







                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                          1997
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
Liquid Asset Division                            8,859,035    7,508,736
Limited Maturity Bond Division                     814,102    1,099,923
Hard Assets Division                               955,532      934,748
All-Growth Division                                902,597    1,467,510
Real Estate Division                             1,165,038      633,059
Fully Managed Division                           1,588,523    1,271,492
Multiple Allocation Division                       858,882    3,296,283
Capital Appreciation Division                    1,899,517    1,801,059
Rising Dividends Division                        4,263,972    1,391,248
Emerging Markets Division                        1,231,916    1,082,071
Market Manager Division                                 --       31,196
Value Equity Division                            1,792,574      522,420
Strategic Equity Division                        1,539,555      551,638
Small Cap Division                               3,022,647    1,720,403
Managed Global Division                          3,674,935    2,873,007
Mid-Cap Growth Division                          1,166,129      357,910
Growth & Income Division                         2,623,649      368,883
Research Division                                1,962,393      137,427
Total Return Division                            1,683,989       52,603
Value + Growth Division                          2,598,824      818,375
Global Fixed Income Division                        18,902        1,482
Developing World Division                               --           --
Growth Opportunities Division                           --           --
PIMCO High Yield Bond Division                          --           --
PIMCO StocksPLUS Growth and Income Division             --           --
Appreciation Division                               19,581          822
Smith Barney High Income Division                   15,972          739
Smith Barney Large Cap Value Division               12,176           39
Smith Barney International Equity Division           7,216          138
Smith Barney Money Market Division                  17,685        1,114
International Equity Division                      208,851        9,015
                                               _________________________
COMBINED                                        42,904,192   27,933,340
                                               =========================
















NOTE 6 - NET ASSETS
Investments at net asset value less the payable to Golden American Life Insurance Company for charges and fees at December 31, 1998 consisted of the following:

                                           Limited
                              Liquid      Maturity        Hard         All-
                              Asset         Bond         Assets       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $166,620       $85,663      $27,056       $64,169
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     9,139        17,885       17,001         8,405
Net unrealized appreciation
 (depreciation) of
 investments                        --          (716)     (14,354)        9,233
                           _____________________________________________________
                              $175,759      $102,832      $29,703       $81,807
                           =====================================================

                               Real         Fully       Multiple      Capital
                              Estate       Managed     Allocation  Appreciation
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $51,262      $167,589     $134,591      $146,874
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    26,016        48,555      134,202        74,724
Net unrealized appreciation
 (depreciation) of
 investments                    (8,283)       10,222        5,117        34,980
                           _____________________________________________________
                               $68,995      $226,366     $273,910      $256,578
                           =====================================================














                              Rising      Emerging       Market        Value
                            Dividends      Markets      Manager       Equity
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $394,953       $46,675       $2,242      $109,242
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    26,832       (14,912)       2,060        13,560
Net unrealized appreciation
 (depreciation) of
 investments                    78,831        (9,509)       3,405         3,392
                           _____________________________________________________
                              $500,616       $22,254       $7,707      $126,194
                           =====================================================

                            Strategic       Small       Managed       Mid-Cap
                              Equity         Cap         Global       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $61,578      $103,543      $90,360      $103,719
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     8,326          (467)      20,177         5,764
Net unrealized appreciation
 (depreciation) of
 investments                     1,444        21,169       20,147         7,361
                           _____________________________________________________
                               $71,348      $124,245     $130,684      $116,844
                           =====================================================

                             Growth &                    Total       Value +
                              Income      Research       Return       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $162,972      $254,403     $216,406      $124,813
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     7,050        11,860        9,989         4,268
Net unrealized appreciation
 (depreciation) of
 investments                     8,928        17,266        1,440        13,987
                           _____________________________________________________
                              $178,950      $283,529     $227,835      $143,068
                           =====================================================

                                                                       PIMCO
                              Global                     Growth        High
                              Fixed      Developing      Oppor-        Yield
                              Income        World       tunities       Bond
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions               $9,140        $4,651       $4,025       $45,637
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                       398          (288)        (243)          499
Net unrealized appreciation
 (depreciation) of
 investments                       (10)          149          349           (18)
                           _____________________________________________________
                                $9,528        $4,512       $4,131       $46,118
                           =====================================================

                              PIMCO                      Smith         Smith
                            StocksPLUS                   Barney       Barney
                            Growth and     Appre-         High       Large Cap
                              Income       ciation       Income        Value
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions              $46,830          $882         $825          $676
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                       717            49           44            15
Net unrealized appreciation
 (depreciation) of
 investments                     4,255            43          (63)           10
                           _____________________________________________________
                               $51,802          $974         $806          $701
                           =====================================================
















                              Smith
                              Barney        Smith
                              Inter-       Barney        Inter-
                             national       Money       national
                              Equity       Market        Equity
                             Division     Division      Division     Combined
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions                 $337          $304      $48,877    $2,676,914
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                        (4)           14         (666)      430,969
Net unrealized appreciation
 (depreciation) of
 investments                        (7)           --        1,554       210,322
                           _____________________________________________________
                                  $326          $318      $49,765    $3,318,205
                           =====================================================





































NOTE 7 - UNIT VALUES
Accumulation unit value information (which is based on total assets) for units outstanding by Contract type as of December 31, 1998 were as follows:


                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
LIQUID ASSET
 Currently payable annuity products:
  DVA 80                                            2,728  $15.19         $41
  DVA 100                                           2,657   14.89          40
 Contracts in accumulation period:
  DVA 80                                          371,896   15.19       5,650
  DVA 100                                       1,765,308   14.89      26,288
  DVA Series 100                                   50,601   14.38         727
  DVA PLUS - Standard                             489,531   14.54       7,118
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,587,645   14.33      51,394
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,964,038   14.11      41,830
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,069,965   13.88      42,610
                                                                  ____________
                                                                      175,698

LIMITED MATURITY BOND
 Currently payable annuity products:
  DVA 80                                            8,126   17.77         144
  DVA 100                                          17,655   17.42         307
 Contracts in accumulation period:
  DVA 80                                           91,829   17.77       1,632
  DVA 100                                       2,069,663   17.42      36,045
  DVA Series 100                                   22,995   16.81         387
  DVA PLUS - Standard                             263,074   17.02       4,478
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,557,946   16.77      26,124
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,121,400   16.52      18,525
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     937,378   16.25      15,230
                                                                  ____________
                                                                      102,872





                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
HARD ASSETS
 Currently payable annuity products:
  DVA 80                                              365  $15.15          $6
  DVA 100                                           8,649   14.85         128
 Contracts in accumulation period:
  DVA 80                                           58,984   15.15         893
  DVA 100                                         744,236   14.85      11,050
  DVA Series 100                                   23,997   14.33         344
  DVA PLUS - Standard                             146,678   14.50       2,126
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          258,034   14.28       3,685
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  609,087   14.07       8,570
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     210,821   13.84       2,917
                                                                  ____________
                                                                       29,719

ALL-GROWTH
 Currently payable annuity products:
  DVA 80                                              474   16.36           8
  DVA 100                                          11,790   16.03         189
 Contracts in accumulation period:
  DVA 80                                           72,780   16.36       1,191
  DVA 100                                       2,382,762   16.03      38,207
  DVA Series 100                                   23,147   15.48         358
  DVA PLUS - Standard                             208,260   15.66       3,261
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          645,591   15.43       9,958
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,471,156   15.20      22,355
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     422,889   14.95       6,320
                                                                  ____________
                                                                       81,847











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
REAL ESTATE
 Currently payable annuity products:
  DVA 80                                            1,101  $23.06         $25
  DVA 100                                          21,684   22.60         490
 Contracts in accumulation period:
  DVA 80                                           33,563   23.06         774
  DVA 100                                       1,136,778   22.60      25,692
  DVA Series 100                                    9,562   21.82         209
  DVA PLUS - Standard                             170,494   22.07       3,763
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          436,867   21.74       9,498
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  914,501   21.42      19,588
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     426,516   21.07       8,985
                                                                  ____________
                                                                       69,024

FULLY MANAGED
 Currently payable annuity products:
  DVA 80                                            2,737   21.78          60
  DVA 100                                          60,779   21.34       1,297
 Contracts in accumulation period:
  DVA 80                                           96,116   21.78       2,093
  DVA 100                                       4,072,871   21.34      86,930
  DVA Series 100                                   33,313   20.61         686
  DVA PLUS - Standard                             544,623   20.84      11,351
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,628,157   20.53      33,431
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,780,652   20.23      56,246
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,727,706   19.90      34,373
                                                                  ____________
                                                                      226,467











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MULTIPLE ALLOCATION
 Currently payable annuity products:
  DVA 80                                           14,541  $23.26        $338
  DVA 100                                          90,029   22.80       2,053
 Contracts in accumulation period:
  DVA 80                                          405,816   23.26       9,440
  DVA 100                                       7,709,073   22.80     175,791
  DVA Series 100                                   64,749   22.01       1,425
  DVA PLUS - Standard                             395,764   22.27       8,812
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          800,489   21.94      17,560
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,980,779   21.61      42,806
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     744,366   21.26      15,822
                                                                  ____________
                                                                      274,047

CAPITAL APPRECIATION
 Currently payable annuity products:
  DVA 80                                            7,669   25.47         195
  DVA 100                                          44,548   25.13       1,119
 Contracts in accumulation period:
  DVA 80                                           83,297   25.47       2,122
  DVA 100                                       4,645,391   25.13     116,756
  DVA Series 100                                   49,076   24.55       1,205
  DVA PLUS - Standard                             413,115   24.75      10,223
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,342,757   24.50      32,897
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,787,732   24.26      67,619
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,023,964   23.98      24,551
                                                                  ____________
                                                                      256,687











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
RISING DIVIDENDS
 Currently payable annuity products:
  DVA 80                                           12,379  $23.31        $289
  DVA 100                                          15,367   23.06         355
 Contracts in accumulation period:
  DVA 80                                          127,116   23.31       2,962
  DVA 100                                       4,450,237   23.06     102,628
  DVA Series 100                                   92,161   22.64       2,086
  DVA PLUS - Standard                           1,199,087   22.79      27,323
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        4,591,470   22.61     103,810
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                7,386,288   22.43     165,696
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   4,305,084   22.22      95,669
                                                                  ____________
                                                                      500,818

EMERGING MARKETS
 Currently payable annuity products:
  DVA 80                                              304    6.71           2
  DVA 100                                           9,591    6.64          64
 Contracts in accumulation period:
  DVA 80                                           68,213    6.71         458
  DVA 100                                       1,539,408    6.64      10,224
  DVA Series 100                                   23,813    6.52         155
  DVA PLUS - Standard                             266,800    6.56       1,751
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          271,025    6.51       1,765
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,177,915    6.46       7,610
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      37,134    6.40         238
                                                                  ____________
                                                                       22,267











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MARKET MANAGER
 Contracts in accumulation period:
  DVA 100                                         332,519  $23.71      $7,884
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                    7,958   23.14         184
                                                                  ____________
                                                                        8,068

VALUE EQUITY
 Currently payable annuity products:
  DVA 80                                              409   18.73           8
  DVA 100                                           2,145   18.58          40
 Contracts in accumulation period:
  DVA 80                                           29,033   18.73         544
  DVA 100                                       1,049,863   18.58      19,502
  DVA Series 100                                   20,539   18.32         376
  DVA PLUS - Standard                             454,942   18.41       8,377
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,415,540   18.31      25,913
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,736,310   18.20      49,797
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,201,314   18.06      21,692
                                                                  ____________
                                                                      126,249

STRATEGIC EQUITY
 Currently payable annuity products:
  DVA 100                                          34,850   14.40         502
 Contracts in accumulation period:
  DVA 80                                           53,353   14.49         773
  DVA 100                                         737,255   14.40      10,615
  DVA Series 100                                   22,096   14.23         315
  DVA PLUS - Standard                             508,588   14.30       7,272
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,105,850   14.23      15,735
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,731,615   14.16      24,521
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     827,477   14.07      11,644
                                                                  ____________
                                                                       71,377


                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
SMALL CAP
 Currently payable annuity products:
  DVA 100                                           6,856  $15.55        $107
 Contracts in accumulation period:
  DVA 80                                           46,417   15.65         726
  DVA 100                                         694,347   15.55      10,801
  DVA Series 100                                   18,405   15.39         283
  DVA PLUS - Standard                             446,934   15.44       6,900
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        2,476,498   15.37      38,058
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,086,639   15.30      47,219
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,326,706   15.23      20,204
                                                                  ____________
                                                                      124,298

MANAGED GLOBAL
 Currently payable annuity products:
  DVA 80                                              295   15.46           5
  DVA 100                                          16,286   15.27         249
 Contracts in accumulation period:
  DVA 80                                           31,668   15.46         489
  DVA 100                                       3,928,543   15.27      59,981
  DVA Series 100                                   47,894   14.95         716
  DVA PLUS - Standard                             649,216   15.02       9,753
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          610,300   14.88       9,084
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,354,682   14.75      49,469
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      67,979   14.59         992
                                                                  ____________
                                                                      130,738












                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MID-CAP GROWTH
 Contracts in accumulation period:
  DVA 80                                           31,935  $23.04        $736
  DVA 100                                         315,603   22.84       7,210
  DVA Series 100                                   12,309   22.50         277
  DVA PLUS - Standard                             173,070   22.60       3,912
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,905,008   22.43      42,722
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,527,664   22.31      34,087
  Granite PrimElite - Standard                        981   22.60          22
  Granite PrimElite - Annual Ratchet               23,659   22.43         531
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,235,724   22.17      27,396
                                                                  ____________
                                                                      116,893

GROWTH & INCOME
 Contracts in accumulation period:
  DVA 80                                            9,045   17.29         156
  DVA 100                                         486,360   17.20       8,365
  DVA Series 100                                    9,399   17.03         160
  DVA PLUS - Standard                             537,480   17.08       9,180
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,297,314   17.01      56,089
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,474,459   16.94      58,850
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   2,741,015   16.87      46,233
                                                                  ____________
                                                                      179,033















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
RESEARCH
 Contracts in accumulation period:
  DVA 80                                           14,054  $23.47        $330
  DVA 100                                         488,822   23.27      11,377
  DVA Series 100                                   20,718   22.93         475
  DVA PLUS - Standard                             437,189   23.03      10,068
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,902,974   22.89      89,339
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,875,695   22.73      88,107
  Granite PrimElite - Standard                      3,070   23.03          71
  Granite PrimElite - Annual Ratchet               38,692   22.89         886
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,674,201   22.59      82,990
                                                                  ____________
                                                                      283,643

TOTAL RETURN
 Contracts in accumulation period:
  DVA 80                                            2,035   18.17          37
  DVA 100                                         431,678   18.02       7,778
  DVA Series 100                                    6,695   17.75         119
  DVA PLUS - Standard                             616,433   17.83      10,989
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,982,960   17.72      70,569
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,973,034   17.60      69,922
  Granite PrimElite - Standard                     10,098   17.83         180
  Granite PrimElite - Annual Ratchet               32,769   17.72         581
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,874,737   17.49      67,753
                                                                  ____________
                                                                      227,928













                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
VALUE + GROWTH
 Contracts in accumulation period:
  DVA 80                                           35,295  $16.57        $585
  DVA 100                                         299,829   16.47       4,940
  DVA Series 100                                   11,112   16.31         181
  DVA PLUS - Standard                             362,210   16.36       5,926
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,293,704   16.29      53,670
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,452,149   16.22      39,786
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   2,354,360   16.16      38,039
                                                                  ____________
                                                                      143,127

GLOBAL FIXED INCOME
 Contracts in accumulation period:
  DVA 80                                            1,419   13.42          19
  DVA 100                                          13,446   13.31         179
  DVA PLUS - Standard                               6,337   13.17          83
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          396,068   13.09       5,184
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  119,924   13.00       1,560
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     194,008   12.92       2,506
                                                                  ____________
                                                                        9,531


















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
DEVELOPING WORLD
 Contracts in accumulation period:
  DVA 80                                            3,368   $7.32         $25
  DVA 100                                           4,598    7.31          34
  DVA PLUS - Standard                                 617    7.29           5
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          417,221    7.28       3,039
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                   82,414    7.27         599
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     111,872    7.26         812
                                                                  ____________
                                                                        4,514

GROWTH OPPORTUNITIES
 Contracts in accumulation period:
  DVA 100                                          13,050    9.69         126
  DVA PLUS - Standard                               5,235    9.67          51
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          141,597    9.65       1,367
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  126,683    9.64       1,221
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     141,959    9.63       1,367
                                                                  ____________
                                                                        4,132




















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
PIMCO HIGH YIELD BOND
 Contracts in accumulation period:
  DVA 80                                            2,973  $10.12         $30
  DVA 100                                         107,998   10.11       1,092
  DVA PLUS - Standard                             213,774   10.09       2,157
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,630,971   10.08      16,440
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,066,219   10.07      10,737
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,558,466   10.06      15,678
                                                                  ____________
                                                                       46,134

PIMCO STOCKSPLUS GROWTH AND INCOME
 Contracts in accumulation period:
  DVA 80                                           13,664   11.16         152
  DVA 100                                         160,283   11.14       1,786
  DVA PLUS - Standard                             112,706   11.12       1,253
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,527,697   11.11      16,975
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  942,738   11.10      10,465
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,910,695   11.09      21,188
                                                                  ____________
                                                                       51,819



















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
APPRECIATION
 Contracts in accumulation period:
  Granite PrimElite - Standard                      1,108  $16.53         $18
  Granite PrimElite - Annual Ratchet               58,107   16.47         957
                                                                  ____________
                                                                          975

SMITH BARNEY HIGH INCOME
 Contracts in accumulation period:
  Granite PrimElite - Standard                     12,711   13.66         174
  Granite PrimElite - Annual Ratchet               46,593   13.58         633
                                                                  ____________
                                                                          807

SMITH BARNEY LARGE CAP VALUE
 Contracts in accumulation period:
  Granite PrimElite - Standard                      1,600   19.35          31
  Granite PrimElite - Annual Ratchet               34,859   19.24         671
                                                                  ____________
                                                                          702

SMITH BARNEY INTERNATIONAL EQUITY
 Contracts in accumulation period:
  Granite PrimElite - Standard                      2,885   14.35          41
  Granite PrimElite - Annual Ratchet               19,916   14.28         285
                                                                  ____________
                                                                          326

SMITH BARNEY MONEY MARKET
 Contracts in accumulation period:
  Granite PrimElite - Standard                      2,017   11.43          23
  Granite PrimElite - Annual Ratchet               25,941   11.37         295
                                                                  ____________
                                                                          318

INTERNATIONAL EQUITY
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        2,422,075   10.29      24,919
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  680,861   10.32       7,025
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,736,713   10.27      17,841
                                                                  ____________
                                                                       49,785
                                             _____________        ____________
COMBINED                                      183,098,947          $3,319,843
                                             =============        ============

                                FORM TWO

                 Statement of Additional Information


                      GOLDENSELECT PREMIUM PLUS
                    FEATURING THE GALAXY VIP FUND


                    DEFERRED COMBINATION VARIABLE
                     AND FIXED ANNUITY CONTRACT



                              ISSUED BY
                         SEPARATE ACCOUNT B
                            ("Account B")


                                 OF
                GOLDEN AMERICAN LIFE INSURANCE COMPANY



This statement of additional information is not a prospectus. The information contained herein should be read in conjunction with the prospectus for the Golden American Life Insurance Company deferred variable annuity contract that is referred to herein.

The prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus, send a written request to Golden American Life Insurance Company, Customer Service Center, P.O. Box 2700, West Chester, PA 19380 or telephone 1-800-366-0066.




                       DATE OF PROSPECTUS AND
                STATEMENT OF ADDITIONAL INFORMATION:
                          [February 1, 2000]

                          TABLE OF CONTENTS

ITEM                                                           PAGE

Introduction.................................................     1
Description of Golden American Life Insurance Company........     1
Safekeeping of Assets........................................     1
The Administrator............................................     1
Independent Auditors.........................................     1
Distribution of Contracts....................................     1
Performance Information......................................     2
IRA Partial Withdrawal Option................................     7
Other Information............................................     7
Financial Statements of Separate Account B...................     7
Appendix - Description of Bond Ratings.......................   A-1

                            INTRODUCTION

This Statement of Additional Information provides background information regarding Account B.


        DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc.
On October 24, 1997, Equitable of Iowa and ING Groep N.V. ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with over $461.8 billion in assets as of December 31, 1998.

As of December 31, 1998, Golden American had approximately $353.9 million in stockholder's equity and approximately $4.8 billion in total assets, including approximately $3.4 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable annuities and variable life insurance. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), who is licensed to do variable annuity business in the states of New York and Delaware.


                        SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Account B.


                          THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. Equitable Life billed Golden American $892,903 pursuant to the service agreement in 1998.


                        INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of Golden American and Account B.


                      DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed
Services, Inc., an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Golden American. The variable insurance products were sold primarily through two broker/dealer institutions during the year ended December 31, 1996, through two broker/dealer institutions during the year ended December 31, 1997 and through two broker/dealer institutions during the year ended December 31, 1998.
For the years ended 1998, 1997 and 1996 commissions paid by Golden American, including amounts paid by its subsidiary, First Golden American Life Insurance Company of New York, to Directed Services, Inc. aggregated $117,470,000, $36,350,000 and $27,065,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Golden American provides to Directed Services, Inc. certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges Directed Services, Inc. for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of Directed Services, Inc. In the opinion of management, this method of cost allocation is reasonable. In 1995, the service agreement between Directed Services, Inc. and Golden American was amended to provide for a management fee from Directed Services, Inc. to Golden American for managerial and supervisory services provided by Golden American. This fee, calculated as a percentage of average assets in the variable separate accounts, was $4,771,000, $2,770,000, and $2,267,000 for the years ended 1998, 1997 and 1996, respectively.


                       PERFORMANCE INFORMATION

Performance information for the subaccounts of Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by minus signs ("-").
Performance information for measures other than total return do not reflect any applicable premium tax that can range from 0% to 3.5%.
As described in the prospectus, four death benefit options are available. The following performance values reflect the election at issue of the Combination Enhanced Death Benefit Option thus providing values reflecting the highest aggregate contract charges. In addition, the performance values reflect the selection of the most costly optional benefit rider. If one of the other death benefit options had been elected, or if another optional benefit rider or no rider had been elected, the historical performance values would be higher than those represented in the examples.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS
Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro rata share of subaccount expenses which includes deductions for the mortality and expense risk charge and the administrative charge accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:


      EFFECTIVE YIELD = [(BASE PERIOD RETURN) +1) ^ (365/7)] - 1


The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 1998 to December 31, 1998 were
2.95% and 2.99%, respectively.

SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS
Quotations of yield for the remaining subaccounts will be based on all investment income a subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:


                        YIELD = 2 [ ( a - b  +1)^(6) - 1]
                                      -----
                                       cd


     Where:
          [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net of reimbursements)
          [c] equals the average daily number of units outstanding during the period based on the index of investment experience
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Account B is earned from the increase in net asset value of shares of the investment portfolio in which the subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:


                [P(1+T)^(n)]=ERV


     Where:
          (1) [P] equals a hypothetical initial premium payment of $1,000
          (2)   [T] equals an average annual total return
          (3)   [n] equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, the mortality and expense risk charges and maximum optional benefit rider charge. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Except for the All Cap, Investors, Large Cap Value and Managed Global subaccounts which had not commenced operations as of December 31, 1998, Average Annual Total Return for the Subaccounts presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Combination Enhacnced Death Benefit of 1.90%, administrative charges of 0.20%, applicable surrender charge of [8.00%] for the one year period and [7.00%] for the five year period, and the highest optional rider charge of [__.___%] (as though the riders had been available from portfolio inception) for the year ending December 31, 1998 were as follows:

Average Annual Total Return for Periods Ending 12/31/98 - Standardized
----------------------------------------------------------------------

                         One Year       Five Year     Inception to
                      Period Ending   Period Ending   Period Ending   Inception
Subaccount               12/31/98       12/31/98        12/31/98         Date
----------            -------------   -------------  ---------------  --------
THE GCG TRUST
Liquid Asset
Limited Maturity Bond
Global Fixed Income
Total Return
Investors
Equity Income
Fully Managed
Rising Dividends
Large Cap Value
Capital Growth
Growth
Value Equity
Research
Mid-Cap Growth
Strategic Equity
Capital Appreciation
All Cap
Small Cap
Real Estate
Hard Assets
Managed Global
Developing World

THE GALAXY VIP FUND
Equity
Growth and Income
Small Company Growth
Asset Allocation
High Quality Bond

THE PIMCO TRUST
PIMCO High Yield Bond
PIMCO StocksPLUS
   Growth and Income

THE WARBURG PINCUS TRUST
International Equity
_________________________
* Total return calculation reflects certain waivers of portfolio fees and expenses.
** Total return calculations assume that the rider charge base is equal to the initial premium and the rider charge base increases by 7% each year. Beacuse the total return calculations are based on assets values, the rider charge has been converted to an asset-based charge of 1.18% per year. This assumption is based on the assets growing at 5% per year as required by the SEC in the prospectus Exepense Examples.
#  Non-Annualized

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

                  [P(1+T)^(n)]=ERV

     Where:
          (1) [P] equals a hypothetical initial premium payment of $1,000
          (2)   [T] equals an average annual total return
          (3)   [n] equals the number of years

          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk for the Combination Enhacnced Death Benefit, charge and the administrative charges and the optional benefit rider charge but not the deduction of the maximum sales load and the annual contract fee.

Except for the All Cap, Investors, Large Cap Value and Managed Global subaccounts which had not commenced operations as of December 31, 1998, Average Annual Total Return for the Subaccounts presented on a non-standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Combination Enhacnced Death Benefit of 1.90%, administrative charges of 0.20%, applicable surrender charge of [8.00%] for the one year period and [7.00%] for the five year period, and the highest optional rider charge of [__.___%] (as though the riders had been available from portfolio inception) for the year ending December 31, 1998 were as follows:

Average Annual Total Return for Periods Ending 12/31/98 - Non-Standardized
--------------------------------------------------------------------------

                         One Year       Five Year     Inception to
                      Period Ending   Period Ending   Period Ending   Inception
Subaccount               12/31/98       12/31/98        12/31/98         Date
----------            -------------   -------------  ---------------  --------
THE GCG TRUST
Liquid Asset
Limited Maturity Bond
Global Fixed Income
Total Return
Investors
Equity Income
Fully Managed
Rising Dividends
Large Cap Value
Capital Growth
Growth
Value Equity
Research
Mid-Cap Growth
Strategic Equity
Capital Appreciation
All Cap
Small Cap
Real Estate
Hard Assets
Managed Global
Developing World

THE GALAXY VIP FUND
Equity
Growth and Income
Small Company Growth
Asset Allocation
High Quality Bond

THE PIMCO TRUST
PIMCO High Yield Bond
PIMCO StocksPLUS
   Growth and Income

THE WARBURG PINCUS TRUST
International Equity
_________________________
* Total return calculation reflects certain waivers of portfolio fees and expenses.
** Total return calculations assume that the rider charge base is equal to the initial premium and the rider charge base increases by 7% each year. Beacuse the total return calculations are based on assets values, the rider charge has been converted to an asset-based charge of 1.18% per year. This assumption is based on the assets growing at 5% per year as required by the SEC in the prospectus Exepense Examples.
#  Non-Annualized

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Measurement of Investment Experience. Note that in your contract accumulation value is referred to as Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the Combination Enhanced Death Benefit Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit Option and the Standard Death Benefit are lower than that used in the examples and would result in higher AUV or contract values.

    1.  AUV, beginning of period.............................  $10.00
    2.  Value of securities, beginning of period.............  $10.00
    3.  Change in value of securities........................  $ 0.10
    4.  Gross investment return (3) divided by (2)...........    0.01
    5.  Less daily mortality and expense charge..............    0.00004837
    6.  Less asset based administrative charge...............    0.00000411
    7.  Net investment return (4) minus (5) minus (6)........    0.00994752
    8.  Net investment factor (1.000000) plus (7)............    1.00994752
    9.  AUV, end of period (1) multiplied by (8).............  $10.09947520

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
    EXAMPLE 2.
    1.  Initial Premium Payment..............................  $     1,000
    2.  AUV on effective date of purchase (see Example 1)....  $     10.00
    3.  Number of Units purchased (1) divided by (2).........          100
    4.  AUV for valuation date following purchase
        (see Example 1)......................................  $10.09947520
    5.  Contract value in account for valuation date
        following purchase (3) multiplied by (4).............  $  1,009.95


                    IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form. Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the accumulation value by the life expectancy. In the first year withdrawals begin, we use the accumulation value as of the date of the first payment. Thereafter, we use the accumulation value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.


                          OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

             FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements
          Statement of Assets and Liability as of December 31, 1998 Statement of Operations for the year ended December 31, 1998 Statements of Changes in Net Assets for the years ended
          December 31, 1998 and 1997
     Notes to Financial Statements

                              FINANCIAL STATEMENTS

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                    YEARS ENDED DECEMBER 31, 1998 AND 1997
                     WITH REPORT OF INDEPENDENT AUDITORS













































                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                             FINANCIAL STATEMENTS



                    YEARS ENDED DECEMBER 31, 1998 AND 1997




                              TABLE OF CONTENTS

Report of Independent Auditors

Audited Financial Statements

Statement of Assets and Liability
Statement of Operations
Statements of Changes in Net Assets
Notes to Financial Statements









































                         Report of Independent Auditors




The Board of Directors
Golden American Life Insurance Company


We have audited the accompanying statement of assets and liability of Golden American Life Insurance Company Separate Account B as of December 31, 1998, and the related statements of operations for the year then ended and the changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Golden American Life Insurance Company Separate Account B at December 31, 1998, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                              /S/ Ernst & Young LLP


Des Moines, Iowa
February 25, 1999

















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1998
                           (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS
 Investments at net asset value:
  The GCG Trust:
     Liquid Asset Series,
      175,698,298 shares (cost - $175,698)                           $175,698
     Limited Maturity Bond Series,
      9,632,216 shares (cost - $103,588)                              102,872
     Hard Assets Series,
      3,095,761 shares (cost - $44,073)                                29,719
     All-Growth Series,
      5,460,140 shares (cost - $72,614)                                81,847
     Real Estate Series,
      5,082,757 shares (cost - $77,307)                                69,024
     Fully Managed Series,
      14,869,764 shares (cost - $216,245)                             226,467
     Multiple Allocation Series,
      21,629,600 shares (cost - $268,930)                             274,047
     Capital Appreciation Series,
      14,189,481 shares (cost - $221,707)                             256,687
     Rising Dividends Series,
      22,754,116 shares (cost - $421,987)                             500,818
     Emerging Markets Series,
      3,333,290 shares (cost - $31,776)                                22,267
     Market Manager Series,
      414,851 shares (cost - $4,663)                                    8,068
     Value Equity Series,
      7,950,210 shares (cost - $122,857)                              126,249
     Strategic Equity Series,
      5,567,699 shares (cost - $69,933)                                71,377
     Small Cap Series,
      7,754,062 shares (cost - $103,129)                              124,298
     Managed Global Series,
      9,213,401 shares (cost - $110,591)                              130,738
     Mid-Cap Growth Series,
      6,458,180 shares (cost - $109,532)                              116,893
     Growth & Income Series,
      11,461,829 shares (cost - $170,105)                             179,033
     Research Series,
      13,965,668 shares (cost - $266,377)                             283,643
     Total Return Series,
      14,425,794 shares (cost - $226,488)                             227,928
     Value + Growth Series,
      9,163,078 shares (cost - $129,140)                              143,127
     Global Fixed Income Series,
      853,224 shares (cost - $9,541)                                    9,531




                      GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1998
                                (CONTINUED)
                          (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS - CONTINUED
 Investments at net asset value:
  The GCG Trust:
     Developing World Series,
      612,452 shares (cost - $4,365)                                   $4,514
     Growth Opportunities Series,
      425,552 shares (cost - $3,783)                                    4,132
  PIMCO Variable Insurance Trust:
     PIMCO High Yield Bond Portfolio,
      4,770,792 shares (cost - $46,152)                                46,134
     PIMCO StocksPLUS Growth and Income Portfolio,
      4,119,171 shares (cost - $47,564)                                51,819
  Greenwich Street Series Fund Inc.:
     Appreciation Portfolio,
      46,082 shares (cost - $932)                                         975
  Travelers Series Fund Inc.:
     Smith Barney High Income Portfolio,
      63,707 shares (cost - $870)                                         807
     Smith Barney Large Cap Value Portfolio,
      34,717 shares (cost - $692)                                         702
     Smith Barney International Equity Portfolio,
      23,707 shares (cost - $333)                                         326
     Smith Barney Money Market Portfolio,
      317,907 shares (cost - $318)                                        318
  Warburg Pincus Trust:
     International Equity Portfolio,
      4,529,941 shares (cost - $48,231)                                49,785
                                                                  ____________
     TOTAL ASSETS (cost - $3,109,521)                               3,319,843

LIABILITY
  Payable to Golden American Life Insurance Company
   for charges and fees                                                 1,638
                                                                  ____________
     TOTAL NET ASSETS                                              $3,318,205
                                                                  ============
NET ASSETS
  For variable annuity insurance contracts                         $3,309,202
  Retained in Separate Account B by Golden American
   Life Insurance Company                                               9,003
                                                                  ____________
     TOTAL NET ASSETS                                              $3,318,205
                                                                  ============

See accompanying notes.




                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                           Limited
                                                  Liquid   Maturity    Hard
                                                  Asset      Bond     Assets
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $5,783    $3,217    $1,662
   Capital gains distributions                         --        --     1,065
                                                ______________________________
  TOTAL INVESTMENT INCOME                           5,783     3,217     2,727

  Expenses:
   Mortality and expense risk and other charges     1,619       939       461
   Annual administrative charges                       62        41        13
   Minimum death benefit guarantee charges              7         1         2
   Contingent deferred sales charges                  342        65        53
   Other contract charges                               9         3         2
   Amortization of deferred charges related to:
    Deferred sales load                               615       389       164
    Premium taxes                                       3         6         3
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      2,657     1,444       698
   Fees waived by Golden American Life
    Insurance Company                                   5         9         4
                                                ______________________________
  NET EXPENSES                                      2,652     1,435       694
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,131     1,782     2,033

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments              --       872    (6,941)
  Net unrealized appreciation
   (depreciation) of investments                       --       739    (8,620)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $3,131    $3,393  ($13,528)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                   All-      Real     Fully
                                                  Growth    Estate   Managed
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           --    $3,321    $6,674
   Capital gains distributions                       $470     6,244    12,408
                                                ______________________________
  TOTAL INVESTMENT INCOME                             470     9,565    19,082

  Expenses:
   Mortality and expense risk and other charges       879       964     2,417
   Annual administrative charges                       41        28       105
   Minimum death benefit guarantee charges              1         1         2
   Contingent deferred sales charges                   46        38        64
   Other contract charges                               2         1         5
   Amortization of deferred charges related to:
    Deferred sales load                               409       290       866
    Premium taxes                                       7         5        16
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,385     1,327     3,475
   Fees waived by Golden American Life
    Insurance Company                                  10         6        19
                                                ______________________________
  NET EXPENSES                                      1,375     1,321     3,456
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                       (905)    8,244    15,626

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             330     3,708     1,704
  Net unrealized appreciation
   (depreciation) of investments                    6,240   (24,689)  (10,501)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $5,665  ($12,737)   $6,829
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Multiple  Capital
                                                 Alloca-  Apprecia-   Rising
                                                   tion      tion   Dividends
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $13,875    $3,355    $2,240
   Capital gains distributions                     14,968    19,519    16,632
                                                ______________________________
  TOTAL INVESTMENT INCOME                          28,843    22,874    18,872

  Expenses:
   Mortality and expense risk and other charges     2,985     2,656     4,670
   Annual administrative charges                      144       110       212
   Minimum death benefit guarantee charges             10         2         4
   Contingent deferred sales charges                   89        59       128
   Other contract charges                               9         9        13
   Amortization of deferred charges related to:
    Deferred sales load                             1,784     1,083       934
    Premium taxes                                      33        25        11
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      5,054     3,944     5,972
   Fees waived by Golden American Life
    Insurance Company                                  26        26        20
                                                ______________________________
  NET EXPENSES                                      5,028     3,918     5,952
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                     23,815    18,956    12,920

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments           2,288     6,551     3,842
  Net unrealized appreciation
   (depreciation) of investments                  (10,125)   (3,987)   17,344
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $15,978   $21,520   $34,106
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Emerging   Market    Value
                                                 Markets   Manager    Equity
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           --      $129    $2,766
   Capital gains distributions                         --       214     1,018
                                                ______________________________
  TOTAL INVESTMENT INCOME                              --       343     3,784

  Expenses:
   Mortality and expense risk and other charges      $336        --     1,442
   Annual administrative charges                       10         1        57
   Minimum death benefit guarantee charges              1        --         1
   Contingent deferred sales charges                   16        --        57
   Other contract charges                               1        --         2
   Amortization of deferred charges related to:
    Deferred sales load                               160        43       231
    Premium taxes                                       2        --         3
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                        526        44     1,793
   Fees waived by Golden American Life
    Insurance Company                                   2        --         3
                                                ______________________________
  NET EXPENSES                                        524        44     1,790
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                       (524)      299     1,994

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments          (3,524)      135     1,237
  Net unrealized appreciation
   (depreciation) of investments                   (4,266)    1,090    (4,208)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        ($8,314)   $1,524     ($977)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                Strategic   Small    Managed
                                                  Equity     Cap      Global
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $1,941        --    $1,806
   Capital gains distributions                      2,711        --     3,627
                                                ______________________________
  TOTAL INVESTMENT INCOME                           4,652        --     5,433

  Expenses:
   Mortality and expense risk and other charges       851    $1,114     1,445
   Annual administrative charges                       29        55        59
   Minimum death benefit guarantee charges              1         1         1
   Contingent deferred sales charges                   52        59        50
   Other contract charges                               1         3         4
   Amortization of deferred charges related to:
    Deferred sales load                               135       112       579
    Premium taxes                                       1         1         8
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,070     1,345     2,146
   Fees waived by Golden American Life
    Insurance Company                                   4         2         9
                                                ______________________________
  NET EXPENSES                                      1,066     1,343     2,137
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,586    (1,343)    3,296

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments           1,365     2,148     7,634
  Net unrealized appreciation
   (depreciation) of investments                   (6,078)   15,952    16,611
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        ($1,127)  $16,757   $27,541
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Mid-Cap   Growth &
                                                  Growth    Income   Research
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $4,999    $4,745   $12,283
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                           4,999     4,745    12,283

  Expenses:
   Mortality and expense risk and other charges       880     1,599     1,941
   Annual administrative charges                       51        88       120
   Minimum death benefit guarantee charges              1        --        --
   Contingent deferred sales charges                   20        62        71
   Other contract charges                               2         1         4
   Amortization of deferred charges related to:
    Deferred sales load                                55        92        79
    Premium taxes                                      --         2         1
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,009     1,844     2,216
   Fees waived by Golden American Life
    Insurance Company                                   1         3         1
                                                ______________________________
  NET EXPENSES                                      1,008     1,841     2,215
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,991     2,904    10,068

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             899       911       972
  Net unrealized appreciation
   (depreciation) of investments                    6,574     7,679    16,878
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $11,464   $11,494   $27,918
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Global
                                                  Total    Value +    Fixed
                                                  Return    Growth    Income
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $11,048    $5,950      $237
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                          11,048     5,950       237

  Expenses:
   Mortality and expense risk and other charges     1,714     1,099        57
   Annual administrative charges                       98        62         4
   Minimum death benefit guarantee charges             --         1        --
   Contingent deferred sales charges                   62        42         2
   Other contract charges                               1         1        --
   Amortization of deferred charges related to:
    Deferred sales load                                75        49        --
    Premium taxes                                       1         1        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,951     1,255        63
   Fees waived by Golden American Life
    Insurance Company                                   2         2        --
                                                ______________________________
  NET EXPENSES                                      1,949     1,253        63
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      9,099     4,697       174

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             185      (807)      216
  Net unrealized appreciation
   (depreciation) of investments                    1,028    15,417        --
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $10,312   $19,307      $390
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998




See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      PIMCO
                                                            Growth     High
                                                Developing  Oppor-    Yield
                                                  World    tunities    Bond
                                                 Division  Division  Division
                                                   (a)       (a)       (c)
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           $2       $25    $1,050
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                               2        25     1,050

  Expenses:
   Mortality and expense risk and other charges        22        31       197
   Annual administrative charges                        2         1        17
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                   --         1        15
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                --        --         4
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                         24        33       233
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                         24        33       233
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                        (22)       (8)      817

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            (266)     (235)     (318)
  Net unrealized appreciation
   (depreciation) of investments                      149       349       (18)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          ($139)     $106      $481
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998




See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                  PIMCO
                                                StocksPLUS            Smith
                                                  Growth              Barney
                                                   and      Appre-     High
                                                  Income   ciation    Income
                                                 Division  Division  Division
                                                   (b)
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $1,005        $8       $37
   Capital gains distributions                         --        33         8
                                                ______________________________
  TOTAL INVESTMENT INCOME                           1,005        41        45

  Expenses:
   Mortality and expense risk and other charges       162        10         8
   Annual administrative charges                       18         1         1
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                    9        --        --
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                 2        --        --
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                        191        11         9
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                        191        11         9
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                        814        30        36

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             (97)        3         8
  Net unrealized appreciation
   (depreciation) of investments                    4,255        52       (66)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $4,972       $85      ($22)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)


                                                            Smith
                                                  Smith     Barney    Smith
                                                  Barney    Inter-    Barney
                                                Large Cap  national   Money
                                                  Value     Equity    Market
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           $6        --       $20
   Capital gains distributions                         16        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                              22        --        20

  Expenses:
   Mortality and expense risk and other charges         7        $3         6
   Annual administrative charges                        1        --        --
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                   --        --        --
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                --        --        --
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                          8         3         6
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                          8         3         6
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                         14        (3)       14

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments               2        (1)       --
  Net unrealized appreciation
   (depreciation) of investments                        3        (2)       --
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $19       ($6)      $14
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998

See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)



                                                  Inter-
                                                 national
                                                  Equity
                                                 Division  Combined
                                                ____________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                         $251   $88,435
   Capital gains distributions                         --    78,933
                                                ____________________
  TOTAL INVESTMENT INCOME                             251   167,368

  Expenses:
   Mortality and expense risk and other charges       398    30,912
   Annual administrative charges                       20     1,451
   Minimum death benefit guarantee charges             --        37
   Contingent deferred sales charges                   12     1,414
   Other contract charges                              --        73
   Amortization of deferred charges related to:
    Deferred sales load                                --     8,150
    Premium taxes                                      --       129
                                                ____________________
  TOTAL EXPENSES BEFORE WAIVER                        430    42,166
   Fees waived by Golden American Life
    Insurance Company                                  --       154
                                                ____________________
  NET EXPENSES                                        430    42,012
                                                ____________________
  NET INVESTMENT INCOME (LOSS)                       (179)  125,356

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            (556)   22,265
  Net unrealized appreciation
   (depreciation) of investments                    1,647    39,447
                                                ____________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           $912  $187,068
                                                ====================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $37,476

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            970
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         970

 Changes from principal transactions:
  Purchase payments                                                    29,455
  Contract distributions and terminations                             (18,096)
  Transfer payments from (to) Fixed Accounts and other Divisions        7,253
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              196
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        18,808
                                                                  ____________
 Total increase (decrease)                                             19,778
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        57,254
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,131
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,131

 Changes from principal transactions:
  Purchase payments                                                   227,924
  Contract distributions and terminations                             (38,803)
  Transfer payments from (to) Fixed Accounts and other Divisions      (73,759)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               12
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       115,374
                                                                  ____________
 Total increase (decrease)                                            118,505
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $175,759
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $54,334

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          2,703
  Net realized gain (loss) on investments                                 139
  Net unrealized appreciation (depreciation) of investments              (690)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       2,152

 Changes from principal transactions:
  Purchase payments                                                     5,847
  Contract distributions and terminations                              (8,648)
  Transfer payments from (to) Fixed Accounts and other Divisions       (1,150)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (68)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (4,019)
                                                                  ____________
 Total increase (decrease)                                             (1,867)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        52,467






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $1,782
  Net realized gain (loss) on investments                                 872
  Net unrealized appreciation (depreciation) of investments               739
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,393

 Changes from principal transactions:
  Purchase payments                                                    42,180
  Contract distributions and terminations                              (9,265)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,051
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                6
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,972
                                                                  ____________
 Total increase (decrease)                                             50,365
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $102,832
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $43,301

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          8,570
  Net realized gain (loss) on investments                               3,106
  Net unrealized appreciation (depreciation) of investments            (9,738)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,938

 Changes from principal transactions:
  Purchase payments                                                     6,936
  Contract distributions and terminations                              (5,699)
  Transfer payments from (to) Fixed Accounts and other Divisions         (886)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (87)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           264
                                                                  ____________
 Total increase (decrease)                                              2,202
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        45,503























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $2,033
  Net realized gain (loss) on investments                              (6,941)
  Net unrealized appreciation (depreciation) of investments            (8,620)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     (13,528)

 Changes from principal transactions:
  Purchase payments                                                     7,508
  Contract distributions and terminations                              (4,524)
  Transfer payments from (to) Fixed Accounts and other Divisions       (5,266)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (2,272)
                                                                  ____________
 Total increase (decrease)                                            (15,800)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $29,703
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $76,842

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            490
  Net realized gain (loss) on investments                                 556
  Net unrealized appreciation (depreciation) of investments             1,550
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       2,596

 Changes from principal transactions:
  Purchase payments                                                     7,441
  Contract distributions and terminations                             (10,832)
  Transfer payments from (to) Fixed Accounts and other Divisions       (4,053)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (256)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (7,700)
                                                                  ____________
 Total increase (decrease)                                             (5,104)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        71,738
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($905)
  Net realized gain (loss) on investments                                 330
  Net unrealized appreciation (depreciation) of investments             6,240
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       5,665

 Changes from principal transactions:
  Purchase payments                                                    15,762
  Contract distributions and terminations                              (9,206)
  Transfer payments from (to) Fixed Accounts and other Divisions       (2,159)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                7
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,404
                                                                  ____________
 Total increase (decrease)                                             10,069
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $81,807
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.











                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $50,681

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          3,901
  Net realized gain (loss) on investments                               2,621
  Net unrealized appreciation (depreciation) of investments             5,391
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,913

 Changes from principal transactions:
  Purchase payments                                                    14,095
  Contract distributions and terminations                              (5,798)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,766
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               43
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        12,106
                                                                  ____________
 Total increase (decrease)                                             24,019
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        74,700























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $8,244
  Net realized gain (loss) on investments                               3,708
  Net unrealized appreciation (depreciation) of investments           (24,689)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     (12,737)

 Changes from principal transactions:
  Purchase payments                                                    24,639
  Contract distributions and terminations                              (6,988)
  Transfer payments from (to) Fixed Accounts and other Divisions      (10,631)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               12
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         7,032
                                                                  ____________
 Total increase (decrease)                                             (5,705)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $68,995
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $134,431

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          9,632
  Net realized gain (loss) on investments                               2,407
  Net unrealized appreciation (depreciation) of investments             5,898
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      17,937

 Changes from principal transactions:
  Purchase payments                                                    19,633
  Contract distributions and terminations                             (17,687)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,389
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (53)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         6,282
                                                                  ____________
  Total increase (decrease)                                            24,219
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       158,650























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $15,626
  Net realized gain (loss) on investments                               1,704
  Net unrealized appreciation (depreciation) of investments           (10,501)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       6,829

 Changes from principal transactions:
  Purchase payments                                                    74,467
  Contract distributions and terminations                             (19,367)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,756
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               31
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        60,887
                                                                  ____________
 Total increase (decrease)                                             67,716
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $226,366
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Multiple
                                                                   Allocation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $270,427

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         21,419
  Net realized gain (loss) on investments                               5,773
  Net unrealized appreciation (depreciation) of investments             9,866
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      37,058

 Changes from principal transactions:
  Purchase payments                                                     9,404
  Contract distributions and terminations                             (45,162)
  Transfer payments from (to) Fixed Accounts and other Divisions       (9,649)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (209)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                       (45,616)
                                                                  ____________
  Total increase (decrease)                                            (8,558)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       261,869























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Multiple
                                                                   Allocation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $23,815
  Net realized gain (loss) on investments                               2,288
  Net unrealized appreciation (depreciation) of investments           (10,125)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      15,978

 Changes from principal transactions:
  Purchase payments                                                    34,793
  Contract distributions and terminations                             (39,339)
  Transfer payments from (to) Fixed Accounts and other Divisions          581
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               28
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (3,937)
                                                                  ____________
 Total increase (decrease)                                             12,041
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $273,910
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $145,989

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         13,819
  Net realized gain (loss) on investments                               8,242
  Net unrealized appreciation (depreciation) of investments            16,323
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      38,384

 Changes from principal transactions:
  Purchase payments                                                    17,440
  Contract distributions and terminations                             (20,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,915
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              232
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         3,444
                                                                  ____________
  Total increase (decrease)                                            41,828
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       187,817























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $18,956
  Net realized gain (loss) on investments                               6,551
  Net unrealized appreciation (depreciation) of investments            (3,987)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      21,520

 Changes from principal transactions:
  Purchase payments                                                    63,892
  Contract distributions and terminations                             (26,711)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,035
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               25
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        47,241
                                                                  ____________
 Total increase (decrease)                                             68,761
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $256,578
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $123,573

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          1,726
  Net realized gain (loss) on investments                               3,602
  Net unrealized appreciation (depreciation) of investments            33,738
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      39,066

 Changes from principal transactions:
  Purchase payments                                                    45,995
  Contract distributions and terminations                             (18,620)
  Transfer payments from (to) Fixed Accounts and other Divisions       25,458
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              471
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        53,304
                                                                  ____________
  Total increase (decrease)                                            92,370
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       215,943























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $12,920
  Net realized gain (loss) on investments                               3,842
  Net unrealized appreciation (depreciation) of investments            17,344
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      34,106

 Changes from principal transactions:
  Purchase payments                                                   216,682
  Contract distributions and terminations                             (26,449)
  Transfer payments from (to) Fixed Accounts and other Divisions       60,274
  Addition to  assets retained in the Account
   by Golden American Life Insurance Company                               60
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       250,567
                                                                  ____________
 Total increase (decrease)                                            284,673
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $500,616
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $37,153

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           (826)
  Net realized gain (loss) on investments                              (1,134)
  Net unrealized appreciation (depreciation) of investments            (2,698)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (4,658)

 Changes from principal transactions:
  Purchase payments                                                     5,427
  Contract distributions and terminations                              (5,304)
  Transfer payments from (to) Fixed Accounts and other Divisions        2,002
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (119)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         2,006
                                                                  ____________
  Total increase (decrease)                                            (2,652)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        34,501























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($524)
  Net realized gain (loss) on investments                              (3,524)
  Net unrealized appreciation (depreciation) of investments            (4,266)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (8,314)

 Changes from principal transactions:
  Purchase payments                                                     2,520
  Contract distributions and terminations                              (2,973)
  Transfer payments from (to) Fixed Accounts and other Divisions       (3,483)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                3
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (3,933)
                                                                  ____________
 Total increase (decrease)                                            (12,247)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $22,254
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $5,479

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            424
  Net realized gain (loss) on investments                                 238
  Net unrealized appreciation (depreciation) of investments             1,127
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,789

 Changes from principal transactions:
  Purchase payments                                                       (59)
  Contract distributions and terminations                                (189)
  Transfer payments from (to) Fixed Accounts and other Divisions         (303)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               (1)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                          (552)
                                                                  ____________
  Total increase (decrease)                                             1,237
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                         6,716























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $299
  Net realized gain (loss) on investments                                 135
  Net unrealized appreciation (depreciation) of investments             1,090
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,524

 Changes from principal transactions:
  Purchase payments                                                       (36)
  Contract distributions and terminations                                (188)
  Transfer payments from (to) Fixed Accounts and other Divisions         (309)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                          (533)
                                                                  ____________
 Total increase (decrease)                                                991
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $7,707
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $42,861

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          5,696
  Net realized gain (loss) on investments                                 898
  Net unrealized appreciation (depreciation) of investments             5,129
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,723

 Changes from principal transactions:
  Purchase payments                                                    16,881
  Contract distributions and terminations                              (5,181)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,573
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              168
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        22,441
                                                                  ____________
  Total increase (decrease)                                            34,164
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        77,025























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $1,994
  Net realized gain (loss) on investments                               1,237
  Net unrealized appreciation (depreciation) of investments            (4,208)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations        (977)

 Changes from principal transactions:
  Purchase payments                                                    51,484
  Contract distributions and terminations                              (7,869)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,521
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        50,146
                                                                  ____________
 Total increase (decrease)                                             49,169
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $126,194
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $29,858

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          1,752
  Net realized gain (loss) on investments                               1,180
  Net unrealized appreciation (depreciation) of investments             4,847
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       7,779

 Changes from principal transactions:
  Purchase payments                                                     9,853
  Contract distributions and terminations                              (4,107)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,920
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              134
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        12,800
                                                                  ____________
  Total increase (decrease)                                            20,579
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        50,437























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,586
  Net realized gain (loss) on investments                               1,365
  Net unrealized appreciation (depreciation) of investments            (6,078)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (1,127)

 Changes from principal transactions:
  Purchase payments                                                    25,972
  Contract distributions and terminations                              (5,201)
  Transfer payments from (to) Fixed Accounts and other Divisions        1,265
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                2
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        22,038
                                                                  ____________
 Total increase (decrease)                                             20,911
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $71,348
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $33,056

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           (754)
  Net realized gain (loss) on investments                                (174)
  Net unrealized appreciation (depreciation) of investments             4,543
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,615

 Changes from principal transactions:
  Purchase payments                                                    13,691
  Contract distributions and terminations                              (3,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,487
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               19
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        16,054
                                                                  ____________
  Total increase (decrease)                                            19,669
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        52,725























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        ($1,343)
  Net realized gain (loss) on investments                               2,148
  Net unrealized appreciation (depreciation) of investments            15,952
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      16,757

 Changes from principal transactions:
  Purchase payments                                                    44,851
  Contract distributions and terminations                              (6,104)
  Transfer payments from (to) Fixed Accounts and other Divisions       16,010
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                6
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        54,763
                                                                  ____________
 Total increase (decrease)                                             71,520
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $124,245
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $86,266

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          6,640
  Net realized gain (loss) on investments                               2,841
  Net unrealized appreciation (depreciation) of investments              (883)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       8,598

 Changes from principal transactions:
  Purchase payments                                                    17,472
  Contract distributions and terminations                             (12,081)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,438
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (12)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         9,817
                                                                  ____________
  Total increase (decrease)                                            18,415
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       104,681























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,296
  Net realized gain (loss) on investments                               7,634
  Net unrealized appreciation (depreciation) of investments            16,611
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      27,541

 Changes from principal transactions:
  Purchase payments                                                    11,958
  Contract distributions and terminations                             (13,329)
  Transfer payments from (to) Fixed Accounts and other Divisions         (176)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                9
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (1,538)
                                                                  ____________
 Total increase (decrease)                                             26,003
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $130,684
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $4,571

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            612
  Net realized gain (loss) on investments                                  57
  Net unrealized appreciation (depreciation) of investments               912
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,581

 Changes from principal transactions:
  Purchase payments                                                     8,980
  Contract distributions and terminations                                (580)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,763
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               46
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        14,209
                                                                  ____________
  Total increase (decrease)                                            15,790
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        20,361






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,991
  Net realized gain (loss) on investments                                 899
  Net unrealized appreciation (depreciation) of investments             6,574
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,464

 Changes from principal transactions:
  Purchase payments                                                    66,121
  Contract distributions and terminations                              (3,065)
  Transfer payments from (to) Fixed Accounts and other Divisions       21,962
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                1
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        85,019
                                                                  ____________
 Total increase (decrease)                                             96,483
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $116,844
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Growth &
                                                                     Income
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $8,275

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          3,057
  Net realized gain (loss) on investments                                 177
  Net unrealized appreciation (depreciation) of investments               980
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       4,214

 Changes from principal transactions:
  Purchase payments                                                    22,706
  Contract distributions and terminations                              (1,861)
  Transfer payments from (to) Fixed Accounts and other Divisions       11,481
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              107
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        32,433
                                                                  ____________
  Total increase (decrease)                                            36,647
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        44,922






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Growth &
                                                                     Income
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $2,904
  Net realized gain (loss) on investments                                 911
  Net unrealized appreciation (depreciation) of investments             7,679
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,494

 Changes from principal transactions:
  Purchase payments                                                   105,760
  Contract distributions and terminations                              (7,503)
  Transfer payments from (to) Fixed Accounts and other Divisions       24,270
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                7
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       122,534
                                                                  ____________
 Total increase (decrease)                                            134,028
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $178,950
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                      (b)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $801
  Net realized gain (loss) on investments                                  19
  Net unrealized appreciation (depreciation) of investments               388
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,208

 Changes from principal transactions:
  Purchase payments                                                    19,514
  Contract distributions and terminations                                (534)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,044
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              170
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        33,194
                                                                  ____________
  Total increase (decrease)                                            34,402
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        34,402























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                      (b)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $10,068
  Net realized gain (loss) on investments                                 972
  Net unrealized appreciation (depreciation) of investments            16,878
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      27,918

 Changes from principal transactions:
  Purchase payments                                                   167,295
  Contract distributions and terminations                              (6,740)
  Transfer payments from (to) Fixed Accounts and other Divisions       60,643
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               11
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       221,209
                                                                  ____________
 Total increase (decrease)                                            249,127
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $283,529
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                      (a)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $687
  Net realized gain (loss) on investments                                  18
  Net unrealized appreciation (depreciation) of investments               412
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,117

 Changes from principal transactions:
  Purchase payments                                                    15,427
  Contract distributions and terminations                                (602)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,193
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               96
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        25,114
                                                                  ____________
  Total increase (decrease)                                            26,231
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        26,231






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                      (a)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $9,099
  Net realized gain (loss) on investments                                 185
  Net unrealized appreciation (depreciation) of investments             1,028
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      10,312

 Changes from principal transactions:
  Purchase payments                                                   156,492
  Contract distributions and terminations                              (7,889)
  Transfer payments from (to) Fixed Accounts and other Divisions       42,666
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               23
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       191,292
                                                                  ____________
 Total increase (decrease)                                            201,604
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $227,835
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Value +
                                                                     Growth
                                                                    Division
                                                                      (b)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($137)
  Net realized gain (loss) on investments                                 515
  Net unrealized appreciation (depreciation) of investments            (1,430)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (1,052)

 Changes from principal transactions:
  Purchase payments                                                    15,158
  Contract distributions and terminations                                (431)
  Transfer payments from (to) Fixed Accounts and other Divisions        9,404
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               99
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        24,230
                                                                  ____________
  Total increase (decrease)                                            23,178
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        23,178






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Value +
                                                                     Growth
                                                                    Division
                                                                      (b)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $4,697
  Net realized gain (loss) on investments                                (807)
  Net unrealized appreciation (depreciation) of investments            15,417
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      19,307

 Changes from principal transactions:
  Purchase payments                                                    77,977
  Contract distributions and terminations                              (3,834)
  Transfer payments from (to) Fixed Accounts and other Divisions       26,430
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       100,583
                                                                  ____________
 Total increase (decrease)                                            119,890
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $143,068
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                      (g)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $9
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation (depreciation) of investments               (10)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (2)

 Changes from principal transactions:
  Purchase payments                                                       190
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           18
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           208
                                                                  ____________
  Total increase (decrease)                                               206
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           206





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                      (g)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $174
  Net realized gain (loss) on investments                                 216
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         390

 Changes from principal transactions:
  Purchase payments                                                     5,820
  Contract distributions and terminations                                (219)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,331
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         8,932
                                                                  ____________
 Total increase (decrease)                                              9,322
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $9,528
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (h)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (h)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           ($22)
  Net realized gain (loss) on investments                                (266)
  Net unrealized appreciation (depreciation) of investments               149
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations        (139)

 Changes from principal transactions:
  Purchase payments                                                     2,757
  Contract distributions and terminations                                 (34)
  Transfer payments from (to) Fixed Accounts and other Divisions        1,928
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,651
                                                                  ____________
 Total increase (decrease)                                              4,512
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $4,512
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (h)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (h)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($8)
  Net realized gain (loss) on investments                                (235)
  Net unrealized appreciation (depreciation) of investments               349
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         106

 Changes from principal transactions:
  Purchase payments                                                     4,097
  Contract distributions and terminations                                 (45)
  Transfer payments from (to) Fixed Accounts and other Divisions          (27)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,025
                                                                  ____________
 Total increase (decrease)                                              4,131
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $4,131
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (j)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (j)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $817
  Net realized gain (loss) on investments                                (318)
  Net unrealized appreciation (depreciation) of investments               (18)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         481

 Changes from principal transactions:
  Purchase payments                                                    32,399
  Contract distributions and terminations                                (912)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,150
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        45,637
                                                                  ____________
 Total increase (decrease)                                             46,118
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $46,118
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (i)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (i)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $814
  Net realized gain (loss) on investments                                 (97)
  Net unrealized appreciation (depreciation) of investments             4,255
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       4,972

 Changes from principal transactions:
  Purchase payments                                                    29,368
  Contract distributions and terminations                                (361)
  Transfer payments from (to) Fixed Accounts and other Divisions       17,822
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                1
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,830
                                                                  ____________
 Total increase (decrease)                                             51,802
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $51,802
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.






                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $15
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                (9)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           7

 Changes from principal transactions:
  Purchase payments                                                       256
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           256
                                                                  ____________
  Total increase (decrease)                                               263
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           263






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                      (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $30
  Net realized gain (loss) on investments                                   3
  Net unrealized appreciation (depreciation) of investments                52
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          85

 Changes from principal transactions:
  Purchase payments                                                       595
  Contract distributions and terminations                                 (21)
  Transfer payments from (to) Fixed Accounts and other Divisions           52
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           626
                                                                  ____________
 Total increase (decrease)                                                711
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $974
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                 3
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           3

 Changes from principal transactions:
  Purchase payments                                                       206
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           206
                                                                  ____________
  Total increase (decrease)                                               209
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           209




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                        (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $36
  Net realized gain (loss) on investments                                   8
  Net unrealized appreciation (depreciation) of investments               (66)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         (22)

 Changes from principal transactions:
  Purchase payments                                                       530
  Contract distributions and terminations                                 (15)
  Transfer payments from (to) Fixed Accounts and other Divisions          104
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           619
                                                                  ____________
 Total increase (decrease)                                                597
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $806
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                 7
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           6

 Changes from principal transactions:
  Purchase payments                                                       204
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            5
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           209
                                                                  ____________
  Total increase (decrease)                                               215
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           215




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                      (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $14
  Net realized gain (loss) on investments                                   2
  Net unrealized appreciation (depreciation) of investments                 3
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          19

 Changes from principal transactions:
  Purchase payments                                                       429
  Contract distributions and terminations                                  (5)
  Transfer payments from (to) Fixed Accounts and other Divisions           43
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           467
                                                                  ____________
 Total increase (decrease)                                                486
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $701
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (d)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments               ($5)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (5)

 Changes from principal transactions:
  Purchase payments                                                        99
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            2
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           101
                                                                  ____________
  Total increase (decrease)                                                96
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            96



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (d)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($3)
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation (depreciation) of investments                (2)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (6)

 Changes from principal transactions:
  Purchase payments                                                       178
  Contract distributions and terminations                                  (4)
  Transfer payments from (to) Fixed Accounts and other Divisions           62
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           236
                                                                  ____________
 Total increase (decrease)                                                230
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $326
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.






                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                      (e)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                      $183
  Contract distributions and terminations                                  (1)
  Transfer payments from (to) Fixed Accounts and other Divisions           (1)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           181
                                                                  ____________
  Total increase (decrease)                                               181
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           181




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                      (e)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $14
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          14

 Changes from principal transactions:
  Purchase payments                                                       565
  Contract distributions and terminations                                 (25)
  Transfer payments from (to) Fixed Accounts and other Divisions         (417)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           123
                                                                  ____________
 Total increase (decrease)                                                137
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $318
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (f)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $81
  Net realized gain (loss) on investments                                 (12)
  Net unrealized appreciation (depreciation) of investments               (93)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         (24)

 Changes from principal transactions:
  Purchase payments                                                     1,825
  Contract distributions and terminations                                  (2)
  Transfer payments from (to) Fixed Accounts and other Divisions          182
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         2,005
                                                                  ____________
  Total increase (decrease)                                             1,981
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                         1,981




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (f)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($179)
  Net realized gain (loss) on investments                                (556)
  Net unrealized appreciation (depreciation) of investments             1,647
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         912

 Changes from principal transactions:
  Purchase payments                                                    41,775
  Contract distributions and terminations                                (940)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,037
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,872
                                                                  ____________
 Total increase (decrease)                                             47,784
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $49,765
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998









See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Combined
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                      $1,184,573

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         81,285
  Net realized gain (loss) on investments                              31,070
  Net unrealized appreciation (depreciation) of investments            75,558
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     187,913

 Changes from principal transactions:
  Purchase payments                                                   304,259
  Contract distributions and terminations                            (184,701)
  Transfer payments from (to) Fixed Accounts and other Divisions      111,251
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              976
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                       231,785
                                                                  ____________
  Total increase (decrease)                                           419,698
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                     1,604,271

























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Combined
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       $125,356
  Net realized gain (loss) on investments                              22,265
  Net unrealized appreciation (depreciation) of investments            39,447
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     187,068

 Changes from principal transactions:
  Purchase payments                                                 1,536,754
  Contract distributions and terminations                            (247,928)
  Transfer payments from (to) Fixed Accounts and other Divisions      237,766
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                              274
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                     1,526,866
                                                                  ____________
 Total increase (decrease)                                          1,713,934
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                    $3,318,205
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.












                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                       NOTES TO FINANCIAL STATEMENTS
                             DECEMBER 31, 1998

NOTE 1 - ORGANIZATION
Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 1998, the Account had GoldenSelect Contracts and Granite PrimElite Contracts. GoldenSelect Contracts sold by Golden American during 1998 include DVA 100, DVA Series 100, DVA PLUS, ACCESS, PREMIUM PLUS and ESII. During 1998, the Account had GoldenSelect Contracts (DVA 80) which were no longer being sold.

At December 31, 1998, the Account had, under GoldenSelect Contracts, twenty-six investment divisions: Liquid Asset, Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Multiple Allocation, Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth (formerly
OTC), Growth & Income, Research, Total Return, Value + Growth, Global Fixed Income, Developing World, Growth Opportunities, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income and International Equity Divisions ("Divisions"). The Account also had, under Granite PrimElite Contracts, eight investment divisions: Mid-Cap Growth (formerly OTC), Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value (formerly Smith Barney Income and Growth), Smith Barney International Equity and Smith Barney Money Market Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds, The GCG Trust, the Travelers Series Fund Inc., the Greenwich Street Series Fund Inc. (formerly the Smith Barney Series Fund Inc.), the Warburg Pincus Trust or the PIMCO Variable Insurance Trust (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

Prior to August 14, 1998, the Account also had certain investment divisions available from the Equi-Select Series Trust. In an effort to consolidate operations, Golden American requested permission from the Securities and Exchange Commission ("SEC") to substitute shares of each Portfolio of the Equi-Select Series Trust with shares of a similar Series of The GCG Trust.
On August 14, 1998, after approval from the SEC, shares of each Portfolio of the Equi-Select Series Trust were substituted with shares of a similar Series of The GCG Trust. The consolidation resulted in the following Series being substituted from The GCG Trust:


 Equi-Select Series Trust               The GCG Trust
    Investment Division              Investment Division
___________________________      ___________________________
International Fixed Income       Global Fixed Income
OTC                              Mid-Cap Growth
Research                         Research
Total Return                     Total Return
Value + Growth                   Value + Growth
Growth & Income                  Growth & Income


The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

NOTE 3 - CHARGES AND FEES
The DVA PLUS, ACCESS and the PREMIUM PLUS each have three different death benefit options referred to as Standard, Annual Ratchet and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. In December 1995, Golden American also discontinued external sales of DVA 100, however, the DVA 100 contracts continue to be available to Golden American employees and agents. Under the terms of the Contracts, certain charges are allocated to the Contracts to cover Golden

American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks are as follows:


Series                                        Annual Rates
__________________________________         __________________
DVA 80                                            0.80%
DVA 100                                           0.90
DVA Series 100                                    1.25
DVA PLUS - Standard                               1.10
DVA PLUS - Annual Ratchet                         1.25
DVA PLUS - 5.5% Solution                          1.25
DVA PLUS - 7% Solution                            1.40
ACCESS - Standard                                 1.25
ACCESS - Annual Ratchet                           1.40
ACCESS - 5.5% Solution                            1.40
ACCESS - 7% Solution                              1.55
PREMIUM PLUS - Standard                           1.25
PREMIUM PLUS - Annual Ratchet                     1.40
PREMIUM PLUS - 5.5% Solution                      1.40
PREMIUM PLUS - 7% Solution                        1.55
ES II                                             1.25
Granite PrimElite - Standard                      1.10
Granite PrimElite - Annual Ratchet                1.25


ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of .10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of .15% is deducted from the assets attributable to the DVA PLUS, ACCESS, PREMIUM PLUS, ESII and Granite PrimElite Contracts.

ADMINISTRATIVE CHARGES:   An administrative charge is deducted from the
accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II contracts. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge has been waived for certain offerings of the Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGES: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

CONTINGENT DEFERRED SALES CHARGES: Under DVA PLUS, PREMIUM PLUS, ES II and Granite PrimElite Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the surrender charge that is assessed, based upon the date a premium payment is received.


Complete Years Elapsed
 Since Premium Payment                   Surrender Charge
_____________________ _______________________________________________________

                                       PREMIUM                     Granite
                        DVA PLUS        PLUS          ES II       PrimElite
                      _____________ _____________ _____________ _____________
           0                7%            8%            8%            7%
           1                7             8             7             7
           2                6             8             6             6
           3                5             8             5             5
           4                4             7             4             4
           5                3             6             3             3
           6                1             5             2             1
           7               --             3             1            --
           8               --             1            --            --
           9+              --            --            --            --


OTHER CONTRACT CHARGES: Under DVA 80, DVA 100 and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA 100 Contracts, annual distribution fees are deducted from the Contract accumulation values.

DEFERRED SALES LOAD: Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value by Golden American. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

FEES WAIVED BY GOLDEN AMERICAN: Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.



A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                              YEAR ENDED DECEMBER 31
                                        ___________________________________
                                             1998               1997
                                        _______________   _________________
                                              (DOLLARS IN THOUSANDS)
Balance at beginning of year                   $17,009             $26,612
Sales load advanced                                274                 616
Premium tax advanced                                --                   7
Net transfer from Fixed Account
 and other Divisions                                --                 353
Amortization of deferred sales load
 and premium tax                                (8,280)            (10,579)
                                        _______________   _________________
Balance at end of year                          $9,003             $17,009
                                        ===============   =================





































NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                         1998
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
                                                 (DOLLARS IN THOUSANDS)
The GCG Trust:
 Liquid Asset Series                              $570,537     $452,115
 Limited Maturity Bond Series                       71,742       22,970
 Hard Assets Series                                 17,730       17,975
 All-Growth Series                                  16,647       13,146
 Real Estate Series                                 29,007       13,733
 Fully Managed Series                               83,688        7,148
 Multiple Allocation Series                         52,037       32,159
 Capital Appreciation Series                        83,259       17,034
 Rising Dividends Series                           270,955        7,361
 Emerging Markets Series                             2,644        7,107
 Market Manager Series                                 342          292
 Value Equity Series                                58,297        6,136
 Strategic Equity Series                            31,008        5,375
 Small Cap Series                                   63,182        9,735
 Managed Global Series                              41,119       39,355
 Mid-Cap Growth Series                              97,494        8,444
 Growth & Income Series                            132,350        6,850
 Research Series                                   237,915        6,540
 Total Return Series                               202,032        1,560
 Value + Growth Series                             119,241       13,912
 Global Fixed Income Series                         14,270        5,161
 Developing World Series                             7,293        2,662
 Growth Opportunities Series                         7,214        3,196
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio                    52,726        6,256
 PIMCO StocksPLUS Growth and Income Portfolio       49,898        2,237
Greenwich Street Series Fund Inc.:
 Appreciation Portfolio                                739           82
Travelers Series Fund Inc.:
 Smith Barney High Income Portfolio                    878          222
 Smith Barney Large Cap Value Porfolio                 513           32
 Smith Barney International Equity Portfolio           245           12
 Smith Barney Money Market Portfolio                   630          494
Warburg Pincus Trust:
 International Equity Portfolio                    370,938      324,226
                                               _________________________
COMBINED                                        $2,686,570   $1,033,527
                                               =========================






                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                         1997
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
                                                 (DOLLARS IN THOUSANDS)
The GCG Trust:
 Liquid Asset Series                               $94,848      $75,062
 Limited Maturity Bond Series                       12,572       13,891
 Hard Assets Series                                 21,526       12,693
 All-Growth Series                                   7,468       14,683
 Real Estate Series                                 24,254        8,239
 Fully Managed Series                               27,691       11,768
 Multiple Allocation Series                         30,819       55,031
 Capital Appreciation Series                        41,409       24,135
 Rising Dividends Series                            63,949        8,887
 Emerging Markets Series                             8,023        6,846
 Market Manager Series                                 467          623
 Value Equity Series                                32,557        4,409
 Strategic Equity Series                            19,475        4,918
 Small Cap Series                                   25,870       10,563
 Managed Global Series                              37,985       21,524
 Mid-Cap Growth Series                              18,373        3,328
 Growth & Income Series                             37,291        1,763
 Research Series                                    34,430          419
 Total Return Series                                26,167          354
 Value + Growth Series                              30,053        5,950
 Global Fixed Income Series                            224            7
 Developing World Series                                --           --
 Growth Opportunities Series                            --           --
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio                        --           --
 PIMCO StocksPLUS Growth and Income Portfolio           --           --
Greenwich Street Series Fund Inc.:
 Appreciation Portfolio                                283           12
Travelers Series Fund Inc.:
 Smith Barney High Income Portfolio                    216           11
 Smith Barney Large Cap Value Porfolio                 210            1
 Smith Barney International Equity Portfolio           103            2
 Smith Barney Money Market Portfolio                   194           12
Warburg Pincus Trust:
 International Equity Portfolio                      2,146           59
                                               _________________________
COMBINED                                          $598,603     $285,190
                                               =========================










NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a sale (surrender of the old Contract) and a purchase (acquisition of the new Contract). All of the purchase transactions for the Market Manager Division resulted from such updates.

                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                          1998
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
Liquid Asset Division                           46,713,872   38,496,936
Limited Maturity Bond Division                   5,263,273    2,390,944
Hard Assets Division                             1,390,271    1,503,254
All-Growth Division                              1,876,296    1,557,867
Real Estate Division                             1,269,259    1,003,769
Fully Managed Division                           4,432,536    1,393,191
Multiple Allocation Division                     2,439,316    2,628,892
Capital Appreciation Division                    3,704,327    1,712,022
Rising Dividends Division                       13,285,423    1,798,264
Emerging Markets Division                          737,697    1,279,884
Market Manager Division                             16,579       26,443
Value Equity Division                            3,639,566      936,377
Strategic Equity Division                        2,329,825      828,876
Small Cap Division                               5,737,867    1,727,666
Managed Global Division                          3,637,963    3,808,355
Mid-Cap Growth Division                          5,201,859    1,073,702
Growth & Income Division                         8,700,243    1,061,928
Research Division                               11,776,149    1,145,700
Total Return Division                           11,841,572      542,519
Value + Growth Division                          8,862,606    1,834,396
Global Fixed Income Division                     1,199,981      486,199
Developing World Division                        1,034,819      414,729
Growth Opportunities Division                      801,993      373,469
PIMCO High Yield Bond Division                   5,575,890      995,489
PIMCO StocksPLUS Growth and Income Division      5,235,676      567,893
Appreciation Division                               45,518        5,062
Smith Barney High Income Division                   59,777       15,706
Smith Barney Large Cap Value Division               25,818        1,496
Smith Barney International Equity Division          13,627          659
Smith Barney Money Market Division                  55,074       43,687
International Equity Division                   34,755,360   31,779,305
                                               _________________________
COMBINED                                       191,660,032  101,434,679
                                               =========================







                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                          1997
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
Liquid Asset Division                            8,859,035    7,508,736
Limited Maturity Bond Division                     814,102    1,099,923
Hard Assets Division                               955,532      934,748
All-Growth Division                                902,597    1,467,510
Real Estate Division                             1,165,038      633,059
Fully Managed Division                           1,588,523    1,271,492
Multiple Allocation Division                       858,882    3,296,283
Capital Appreciation Division                    1,899,517    1,801,059
Rising Dividends Division                        4,263,972    1,391,248
Emerging Markets Division                        1,231,916    1,082,071
Market Manager Division                                 --       31,196
Value Equity Division                            1,792,574      522,420
Strategic Equity Division                        1,539,555      551,638
Small Cap Division                               3,022,647    1,720,403
Managed Global Division                          3,674,935    2,873,007
Mid-Cap Growth Division                          1,166,129      357,910
Growth & Income Division                         2,623,649      368,883
Research Division                                1,962,393      137,427
Total Return Division                            1,683,989       52,603
Value + Growth Division                          2,598,824      818,375
Global Fixed Income Division                        18,902        1,482
Developing World Division                               --           --
Growth Opportunities Division                           --           --
PIMCO High Yield Bond Division                          --           --
PIMCO StocksPLUS Growth and Income Division             --           --
Appreciation Division                               19,581          822
Smith Barney High Income Division                   15,972          739
Smith Barney Large Cap Value Division               12,176           39
Smith Barney International Equity Division           7,216          138
Smith Barney Money Market Division                  17,685        1,114
International Equity Division                      208,851        9,015
                                               _________________________
COMBINED                                        42,904,192   27,933,340
                                               =========================
















NOTE 6 - NET ASSETS
Investments at net asset value less the payable to Golden American Life Insurance Company for charges and fees at December 31, 1998 consisted of the following:

                                           Limited
                              Liquid      Maturity        Hard         All-
                              Asset         Bond         Assets       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $166,620       $85,663      $27,056       $64,169
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     9,139        17,885       17,001         8,405
Net unrealized appreciation
 (depreciation) of
 investments                        --          (716)     (14,354)        9,233
                           _____________________________________________________
                              $175,759      $102,832      $29,703       $81,807
                           =====================================================

                               Real         Fully       Multiple      Capital
                              Estate       Managed     Allocation  Appreciation
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $51,262      $167,589     $134,591      $146,874
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    26,016        48,555      134,202        74,724
Net unrealized appreciation
 (depreciation) of
 investments                    (8,283)       10,222        5,117        34,980
                           _____________________________________________________
                               $68,995      $226,366     $273,910      $256,578
                           =====================================================














                              Rising      Emerging       Market        Value
                            Dividends      Markets      Manager       Equity
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $394,953       $46,675       $2,242      $109,242
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    26,832       (14,912)       2,060        13,560
Net unrealized appreciation
 (depreciation) of
 investments                    78,831        (9,509)       3,405         3,392
                           _____________________________________________________
                              $500,616       $22,254       $7,707      $126,194
                           =====================================================

                            Strategic       Small       Managed       Mid-Cap
                              Equity         Cap         Global       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $61,578      $103,543      $90,360      $103,719
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     8,326          (467)      20,177         5,764
Net unrealized appreciation
 (depreciation) of
 investments                     1,444        21,169       20,147         7,361
                           _____________________________________________________
                               $71,348      $124,245     $130,684      $116,844
                           =====================================================

                             Growth &                    Total       Value +
                              Income      Research       Return       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $162,972      $254,403     $216,406      $124,813
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     7,050        11,860        9,989         4,268
Net unrealized appreciation
 (depreciation) of
 investments                     8,928        17,266        1,440        13,987
                           _____________________________________________________
                              $178,950      $283,529     $227,835      $143,068
                           =====================================================

                                                                       PIMCO
                              Global                     Growth        High
                              Fixed      Developing      Oppor-        Yield
                              Income        World       tunities       Bond
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions               $9,140        $4,651       $4,025       $45,637
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                       398          (288)        (243)          499
Net unrealized appreciation
 (depreciation) of
 investments                       (10)          149          349           (18)
                           _____________________________________________________
                                $9,528        $4,512       $4,131       $46,118
                           =====================================================

                              PIMCO                      Smith         Smith
                            StocksPLUS                   Barney       Barney
                            Growth and     Appre-         High       Large Cap
                              Income       ciation       Income        Value
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions              $46,830          $882         $825          $676
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                       717            49           44            15
Net unrealized appreciation
 (depreciation) of
 investments                     4,255            43          (63)           10
                           _____________________________________________________
                               $51,802          $974         $806          $701
                           =====================================================
















                              Smith
                              Barney        Smith
                              Inter-       Barney        Inter-
                             national       Money       national
                              Equity       Market        Equity
                             Division     Division      Division     Combined
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions                 $337          $304      $48,877    $2,676,914
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                        (4)           14         (666)      430,969
Net unrealized appreciation
 (depreciation) of
 investments                        (7)           --        1,554       210,322
                           _____________________________________________________
                                  $326          $318      $49,765    $3,318,205
                           =====================================================





































NOTE 7 - UNIT VALUES
Accumulation unit value information (which is based on total assets) for units outstanding by Contract type as of December 31, 1998 were as follows:


                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
LIQUID ASSET
 Currently payable annuity products:
  DVA 80                                            2,728  $15.19         $41
  DVA 100                                           2,657   14.89          40
 Contracts in accumulation period:
  DVA 80                                          371,896   15.19       5,650
  DVA 100                                       1,765,308   14.89      26,288
  DVA Series 100                                   50,601   14.38         727
  DVA PLUS - Standard                             489,531   14.54       7,118
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,587,645   14.33      51,394
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,964,038   14.11      41,830
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,069,965   13.88      42,610
                                                                  ____________
                                                                      175,698

LIMITED MATURITY BOND
 Currently payable annuity products:
  DVA 80                                            8,126   17.77         144
  DVA 100                                          17,655   17.42         307
 Contracts in accumulation period:
  DVA 80                                           91,829   17.77       1,632
  DVA 100                                       2,069,663   17.42      36,045
  DVA Series 100                                   22,995   16.81         387
  DVA PLUS - Standard                             263,074   17.02       4,478
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,557,946   16.77      26,124
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,121,400   16.52      18,525
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     937,378   16.25      15,230
                                                                  ____________
                                                                      102,872





                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
HARD ASSETS
 Currently payable annuity products:
  DVA 80                                              365  $15.15          $6
  DVA 100                                           8,649   14.85         128
 Contracts in accumulation period:
  DVA 80                                           58,984   15.15         893
  DVA 100                                         744,236   14.85      11,050
  DVA Series 100                                   23,997   14.33         344
  DVA PLUS - Standard                             146,678   14.50       2,126
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          258,034   14.28       3,685
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  609,087   14.07       8,570
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     210,821   13.84       2,917
                                                                  ____________
                                                                       29,719

ALL-GROWTH
 Currently payable annuity products:
  DVA 80                                              474   16.36           8
  DVA 100                                          11,790   16.03         189
 Contracts in accumulation period:
  DVA 80                                           72,780   16.36       1,191
  DVA 100                                       2,382,762   16.03      38,207
  DVA Series 100                                   23,147   15.48         358
  DVA PLUS - Standard                             208,260   15.66       3,261
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          645,591   15.43       9,958
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,471,156   15.20      22,355
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     422,889   14.95       6,320
                                                                  ____________
                                                                       81,847











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
REAL ESTATE
 Currently payable annuity products:
  DVA 80                                            1,101  $23.06         $25
  DVA 100                                          21,684   22.60         490
 Contracts in accumulation period:
  DVA 80                                           33,563   23.06         774
  DVA 100                                       1,136,778   22.60      25,692
  DVA Series 100                                    9,562   21.82         209
  DVA PLUS - Standard                             170,494   22.07       3,763
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          436,867   21.74       9,498
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  914,501   21.42      19,588
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     426,516   21.07       8,985
                                                                  ____________
                                                                       69,024

FULLY MANAGED
 Currently payable annuity products:
  DVA 80                                            2,737   21.78          60
  DVA 100                                          60,779   21.34       1,297
 Contracts in accumulation period:
  DVA 80                                           96,116   21.78       2,093
  DVA 100                                       4,072,871   21.34      86,930
  DVA Series 100                                   33,313   20.61         686
  DVA PLUS - Standard                             544,623   20.84      11,351
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,628,157   20.53      33,431
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,780,652   20.23      56,246
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,727,706   19.90      34,373
                                                                  ____________
                                                                      226,467











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MULTIPLE ALLOCATION
 Currently payable annuity products:
  DVA 80                                           14,541  $23.26        $338
  DVA 100                                          90,029   22.80       2,053
 Contracts in accumulation period:
  DVA 80                                          405,816   23.26       9,440
  DVA 100                                       7,709,073   22.80     175,791
  DVA Series 100                                   64,749   22.01       1,425
  DVA PLUS - Standard                             395,764   22.27       8,812
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          800,489   21.94      17,560
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,980,779   21.61      42,806
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     744,366   21.26      15,822
                                                                  ____________
                                                                      274,047

CAPITAL APPRECIATION
 Currently payable annuity products:
  DVA 80                                            7,669   25.47         195
  DVA 100                                          44,548   25.13       1,119
 Contracts in accumulation period:
  DVA 80                                           83,297   25.47       2,122
  DVA 100                                       4,645,391   25.13     116,756
  DVA Series 100                                   49,076   24.55       1,205
  DVA PLUS - Standard                             413,115   24.75      10,223
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,342,757   24.50      32,897
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,787,732   24.26      67,619
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,023,964   23.98      24,551
                                                                  ____________
                                                                      256,687











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
RISING DIVIDENDS
 Currently payable annuity products:
  DVA 80                                           12,379  $23.31        $289
  DVA 100                                          15,367   23.06         355
 Contracts in accumulation period:
  DVA 80                                          127,116   23.31       2,962
  DVA 100                                       4,450,237   23.06     102,628
  DVA Series 100                                   92,161   22.64       2,086
  DVA PLUS - Standard                           1,199,087   22.79      27,323
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        4,591,470   22.61     103,810
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                7,386,288   22.43     165,696
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   4,305,084   22.22      95,669
                                                                  ____________
                                                                      500,818

EMERGING MARKETS
 Currently payable annuity products:
  DVA 80                                              304    6.71           2
  DVA 100                                           9,591    6.64          64
 Contracts in accumulation period:
  DVA 80                                           68,213    6.71         458
  DVA 100                                       1,539,408    6.64      10,224
  DVA Series 100                                   23,813    6.52         155
  DVA PLUS - Standard                             266,800    6.56       1,751
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          271,025    6.51       1,765
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,177,915    6.46       7,610
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      37,134    6.40         238
                                                                  ____________
                                                                       22,267











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MARKET MANAGER
 Contracts in accumulation period:
  DVA 100                                         332,519  $23.71      $7,884
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                    7,958   23.14         184
                                                                  ____________
                                                                        8,068

VALUE EQUITY
 Currently payable annuity products:
  DVA 80                                              409   18.73           8
  DVA 100                                           2,145   18.58          40
 Contracts in accumulation period:
  DVA 80                                           29,033   18.73         544
  DVA 100                                       1,049,863   18.58      19,502
  DVA Series 100                                   20,539   18.32         376
  DVA PLUS - Standard                             454,942   18.41       8,377
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,415,540   18.31      25,913
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,736,310   18.20      49,797
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,201,314   18.06      21,692
                                                                  ____________
                                                                      126,249

STRATEGIC EQUITY
 Currently payable annuity products:
  DVA 100                                          34,850   14.40         502
 Contracts in accumulation period:
  DVA 80                                           53,353   14.49         773
  DVA 100                                         737,255   14.40      10,615
  DVA Series 100                                   22,096   14.23         315
  DVA PLUS - Standard                             508,588   14.30       7,272
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,105,850   14.23      15,735
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,731,615   14.16      24,521
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     827,477   14.07      11,644
                                                                  ____________
                                                                       71,377


                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
SMALL CAP
 Currently payable annuity products:
  DVA 100                                           6,856  $15.55        $107
 Contracts in accumulation period:
  DVA 80                                           46,417   15.65         726
  DVA 100                                         694,347   15.55      10,801
  DVA Series 100                                   18,405   15.39         283
  DVA PLUS - Standard                             446,934   15.44       6,900
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        2,476,498   15.37      38,058
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,086,639   15.30      47,219
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,326,706   15.23      20,204
                                                                  ____________
                                                                      124,298

MANAGED GLOBAL
 Currently payable annuity products:
  DVA 80                                              295   15.46           5
  DVA 100                                          16,286   15.27         249
 Contracts in accumulation period:
  DVA 80                                           31,668   15.46         489
  DVA 100                                       3,928,543   15.27      59,981
  DVA Series 100                                   47,894   14.95         716
  DVA PLUS - Standard                             649,216   15.02       9,753
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          610,300   14.88       9,084
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,354,682   14.75      49,469
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      67,979   14.59         992
                                                                  ____________
                                                                      130,738












                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MID-CAP GROWTH
 Contracts in accumulation period:
  DVA 80                                           31,935  $23.04        $736
  DVA 100                                         315,603   22.84       7,210
  DVA Series 100                                   12,309   22.50         277
  DVA PLUS - Standard                             173,070   22.60       3,912
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,905,008   22.43      42,722
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,527,664   22.31      34,087
  Granite PrimElite - Standard                        981   22.60          22
  Granite PrimElite - Annual Ratchet               23,659   22.43         531
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,235,724   22.17      27,396
                                                                  ____________
                                                                      116,893

GROWTH & INCOME
 Contracts in accumulation period:
  DVA 80                                            9,045   17.29         156
  DVA 100                                         486,360   17.20       8,365
  DVA Series 100                                    9,399   17.03         160
  DVA PLUS - Standard                             537,480   17.08       9,180
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,297,314   17.01      56,089
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,474,459   16.94      58,850
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   2,741,015   16.87      46,233
                                                                  ____________
                                                                      179,033















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
RESEARCH
 Contracts in accumulation period:
  DVA 80                                           14,054  $23.47        $330
  DVA 100                                         488,822   23.27      11,377
  DVA Series 100                                   20,718   22.93         475
  DVA PLUS - Standard                             437,189   23.03      10,068
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,902,974   22.89      89,339
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,875,695   22.73      88,107
  Granite PrimElite - Standard                      3,070   23.03          71
  Granite PrimElite - Annual Ratchet               38,692   22.89         886
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,674,201   22.59      82,990
                                                                  ____________
                                                                      283,643

TOTAL RETURN
 Contracts in accumulation period:
  DVA 80                                            2,035   18.17          37
  DVA 100                                         431,678   18.02       7,778
  DVA Series 100                                    6,695   17.75         119
  DVA PLUS - Standard                             616,433   17.83      10,989
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,982,960   17.72      70,569
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,973,034   17.60      69,922
  Granite PrimElite - Standard                     10,098   17.83         180
  Granite PrimElite - Annual Ratchet               32,769   17.72         581
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,874,737   17.49      67,753
                                                                  ____________
                                                                      227,928













                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
VALUE + GROWTH
 Contracts in accumulation period:
  DVA 80                                           35,295  $16.57        $585
  DVA 100                                         299,829   16.47       4,940
  DVA Series 100                                   11,112   16.31         181
  DVA PLUS - Standard                             362,210   16.36       5,926
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,293,704   16.29      53,670
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,452,149   16.22      39,786
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   2,354,360   16.16      38,039
                                                                  ____________
                                                                      143,127

GLOBAL FIXED INCOME
 Contracts in accumulation period:
  DVA 80                                            1,419   13.42          19
  DVA 100                                          13,446   13.31         179
  DVA PLUS - Standard                               6,337   13.17          83
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          396,068   13.09       5,184
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  119,924   13.00       1,560
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     194,008   12.92       2,506
                                                                  ____________
                                                                        9,531


















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
DEVELOPING WORLD
 Contracts in accumulation period:
  DVA 80                                            3,368   $7.32         $25
  DVA 100                                           4,598    7.31          34
  DVA PLUS - Standard                                 617    7.29           5
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          417,221    7.28       3,039
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                   82,414    7.27         599
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     111,872    7.26         812
                                                                  ____________
                                                                        4,514

GROWTH OPPORTUNITIES
 Contracts in accumulation period:
  DVA 100                                          13,050    9.69         126
  DVA PLUS - Standard                               5,235    9.67          51
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          141,597    9.65       1,367
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  126,683    9.64       1,221
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     141,959    9.63       1,367
                                                                  ____________
                                                                        4,132




















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
PIMCO HIGH YIELD BOND
 Contracts in accumulation period:
  DVA 80                                            2,973  $10.12         $30
  DVA 100                                         107,998   10.11       1,092
  DVA PLUS - Standard                             213,774   10.09       2,157
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,630,971   10.08      16,440
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,066,219   10.07      10,737
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,558,466   10.06      15,678
                                                                  ____________
                                                                       46,134

PIMCO STOCKSPLUS GROWTH AND INCOME
 Contracts in accumulation period:
  DVA 80                                           13,664   11.16         152
  DVA 100                                         160,283   11.14       1,786
  DVA PLUS - Standard                             112,706   11.12       1,253
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,527,697   11.11      16,975
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  942,738   11.10      10,465
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,910,695   11.09      21,188
                                                                  ____________
                                                                       51,819



















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
APPRECIATION
 Contracts in accumulation period:
  Granite PrimElite - Standard                      1,108  $16.53         $18
  Granite PrimElite - Annual Ratchet               58,107   16.47         957
                                                                  ____________
                                                                          975

SMITH BARNEY HIGH INCOME
 Contracts in accumulation period:
  Granite PrimElite - Standard                     12,711   13.66         174
  Granite PrimElite - Annual Ratchet               46,593   13.58         633
                                                                  ____________
                                                                          807

SMITH BARNEY LARGE CAP VALUE
 Contracts in accumulation period:
  Granite PrimElite - Standard                      1,600   19.35          31
  Granite PrimElite - Annual Ratchet               34,859   19.24         671
                                                                  ____________
                                                                          702

SMITH BARNEY INTERNATIONAL EQUITY
 Contracts in accumulation period:
  Granite PrimElite - Standard                      2,885   14.35          41
  Granite PrimElite - Annual Ratchet               19,916   14.28         285
                                                                  ____________
                                                                          326

SMITH BARNEY MONEY MARKET
 Contracts in accumulation period:
  Granite PrimElite - Standard                      2,017   11.43          23
  Granite PrimElite - Annual Ratchet               25,941   11.37         295
                                                                  ____________
                                                                          318

INTERNATIONAL EQUITY
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        2,422,075   10.29      24,919
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  680,861   10.32       7,025
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,736,713   10.27      17,841
                                                                  ____________
                                                                       49,785
                                             _____________        ____________
COMBINED                                      183,098,947          $3,319,843
                                             =============        ============

                      PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in either the Prospectus or the Statement of Additional Information, as indicated therein.
    (2) Schedules I, III, IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.

                                 SCHEDULE I
                          SUMMARY OF INVESTMENTS
                  OTHER THAN INVESTMENTS IN RELATED PARTIES
                           (Dollars in thousands)


                                                                        Balance
                                                                          Sheet
December 31, 1998                            Cost 1         Value        Amount
_______________________________________________________________________________
TYPE OF INVESTMENT
Fixed maturities, available for sale:
 Bonds:
  United States government and govern-
   mental agencies and authorities         $13,568       $13,742       $13,742
  Foreign governments                        2,028         2,036         2,036
  Public utilities                          67,710        67,809        67,809
  Corporate securities                     365,569       367,489       367,489
  Other asset-backed securities             99,877        99,112        99,112
  Mortgage-backed securities               191,020       191,797       191,797
                                        ___________   ___________   ___________
  Total fixed maturities, available
   for sale                                739,772       741,985       741,985

Equity securities:
 Common stocks:  industrial, miscel-
  laneous and all other                     14,437        11,514        11,514

Mortgage loans on real estate               97,322                      97,322
Policy loans                                11,772                      11,772
Short-term investments                      41,152                      41,152
                                        ___________                 ___________
Total investments                         $904,455                    $903,745
                                        ===========                 ===========

Note 1: Cost is defined as original cost for common stocks, amortized cost for bonds and short-term investments, and unpaid principal for policy loans and mortgage loans on real estate, adjusted for amortization of premiums and accrual of discounts.


                                SCHEDULE III
                     SUPPLEMENTARY INSURANCE INFORMATION
                          (Dollars in thousands)

          Column             Column      Column     Column    Column    Column
            A                  B           C          D          E         F
________________________________________________________________________________
                                            Future
                                            Policy               Other
                                  De-    Benefits,              Policy
                               ferred      Losses,              Claims    Insur-
                               Policy       Claims      Un-        and      ance
                               Acqui-          and   earned      Bene-  Premiums
                               sition         Loss  Revenue       fits       and
Segment                         Costs     Expenses  Reserve    Payable   Charges
________________________________________________________________________________
                                         POST-MERGER
________________________________________________________________________________
Year ended December 31, 1998:

Life insurance              $204,979     $881,112   $3,840         --   $39,119

Period October 25, 1997
 through December 31, 1997:

Life insurance                12,752      505,304    1,189        $10     3,834

                                      POST-ACQUISITION
________________________________________________________________________________
Period January 1, 1997
 through October 24, 1997:

Life insurance                   N/A          N/A      N/A        N/A    18,288

Period August 14, 1996
 through December 31, 1996:

Life insurance                11,468      285,287    2,063         --     8,768

                                      PRE-ACQUISITION
________________________________________________________________________________
Period January 1, 1996
 through August 13, 1996:

Life insurance                   N/A          N/A      N/A        N/A    12,259


                                  SCHEDULE III
                  SUPPLEMENTARY INSURANCE INFORMATION - CONTINUED
                             (Dollars in thousands)

          Column             Column      Column     Column    Column    Column
            A                  G           H          I          J         K
________________________________________________________________________________

                                                     Amorti-
                                          Benefits    zation
                                           Claims,        of
                                            Losses  Deferred
                                  Net          and    Policy     Other
                              Invest-      Settle-    Acqui-    Opera-
                                 ment         ment    sition      ting  Premiums
Segment                        Income     Expenses     Costs Expenses*   Written
________________________________________________________________________________
                                         POST-MERGER
________________________________________________________________________________
Year ended December 31, 1998:

Life insurance               $42,485      $96,968   $5,148   ($26,406)        --

Period October 25, 1997
 through December 31, 1997:

Life insurance                 5,127        7,413      892      1,137         --

                                      POST-ACQUISITION
________________________________________________________________________________
Period January 1, 1997
 through October 24, 1997:

Life insurance                21,656       19,401    1,674     20,234         --

Period August 14, 1996
 through December 31, 1996:

Life insurance                 5,795        7,003      244      8,066         --

                                      PRE-ACQUISITION
________________________________________________________________________________
Period January 1, 1996
 through August 13, 1996:

Life insurance                 4,990        5,270    2,436      8,847         --

*This includes policy acquisition costs deferred for first year commissions and interest bonuses, extra credit bonuses and other expenses related to the production of new business. The cost related to first year interest bonuses and the extra credit bonus are included in benefits claims, losses and settlement expenses.



                                 SCHEDULE IV
                                 REINSURANCE

Column A                Column B       Column C  Column D     Column E Column F
_______________________________________________________________________________
                                                                        Percen-
                                                  Assumed               tage of
                                       Ceded to      from                Amount
                           Gross          Other     Other          Net  Assumed
                          Amount      Companies Companies       Amount   to Net
_______________________________________________________________________________
 At December 31, 1998:
 Life insurance in
  force            $181,456,000   $111,552,000        --  $69,904,000       --
                   ============= ============== ========= ============ ========

 At December 31, 1997:
 Life insurance in
  force            $149,842,000    $96,686,000        --  $53,156,000       --
                   ============= ============== ========= ============ ========
 At December 31, 1996:
 Life insurance in
  force             $86,192,000    $58,368,000        --  $27,824,000       --
                   ============= ============== ========= ============ ========

EXHIBITS

(b) (1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant (1)

    (2)  N/A

    (3)  (a)  Distribution Agreement between the Depositor and
              Directed Services, Inc. (1)
         (b)  Dealers Agreement (1)
         (c)  Organizational Agreement (1)
         (d)  (i)    Addendum to Organizational Agreement (1)
              (ii)   Expense Reimbursement Agreement (1)
         (e)  Assignment Agreement for Organizational Agreement (1)

    (4) (a) Individual Deferred Combination Variable and Fixed Annuity Contract (4)
         (b)  Group Deferred Combination Variable and Fixed
              Annuity Contract (4)
         (c)  Individual Deferred Variable Annuity Contract (4)
         (d)  Individual Retirement Annuity Rider Page (1)
         (e)  ROTH Individual Retirement Annuity Rider (2)
         (f) Schedule Page to the Premium Plus Contract featuring The Galaxy VIP Fund (5)
         (g)  Minimum Guaranteed Accumulation Benefit Rider
         (h)  Minimum Guaranteed Income Benefit Rider
         (i)  Minimum Guaranteed Withdrawal Benefit Rider
         (j)  Death Benefit Endorsement No.1 (7% Solution Enhanced)
         (k)  Death Benefit Endorsement No.2 (Ratchet Enhanced)
         (l)  Death Benefit Endorsement No.3 (Standard)
         (m)  Death Benefit Endorsement No.4 (Combination Enhanced)

    (5)  (a)  Individual Deferred Combination Variable and Fixed Annuity
              Application
         (b)  Group Deferred Combination Variable and Fixed Annuity Enrollment
              Form
         (c)  Individual Deferred Variable Annuity Application

    (6)  (a)  (i) Articles of Incorporation of Golden American Life Insurance
                  Company (1)
             (ii) Certificate of Amendment of the Restated Articles of
                  Incorporation of Golden American Life Insurance Company (1)
             (iii) Certificate of Amendment of the Restated Articles of
                   Incorporation of MB Variable Life Insurance Company (1)
             (iv) Certificate of Amendment of the Restated Articles of
                  Incorporation of Golden American Life Insurance Company (12/28/93) (1)
         (b)  (i) By-Laws of Golden American Life Insurance Company (1)
             (ii) By-Laws of Golden American Life Insurance Company, as
                  amended (1)
            (iii) Certificate of Amendment of the By-Laws of MB Variable Life
                  Insurance Company, as amended (1)
             (iv) By-Laws of Golden American Life Insurance Company, as amended
                  (12/21/93) (1)

    (7)  Not applicable

    (8) (a) Participation Agreement between Golden American Life Insurance Company and Warburg Pincus Trust (4)
          (b) Participation Agreement between Golden American Life Insurance Company and PIMCO Variable Insurance Trust (4)
          (c) Administrative Services Agreement between Golden American
              Life Insurance Company and Equitable Life Insurance Company of Iowa (3)
          (d) Service Agreement between Golden American Life Company and Directed Services, Inc. (3)
          (e) Service Agreement between Golden American Life Insurance Company and EISI (3)
          (f) Asset Management Agreement between Golden American and
              ING Investment Management LLC (4)
          (g) Reciprocal Loan Agreement between Golden American and
              ING America Insurance Holdings, Inc. (4)
          (h) Revolving Note Payable between Golden American and
              SunTrust Bank (4)
          (i) Form of Participation Agreement between Golden American Life Insurance Company and The Galaxy VIP Fund (5)

    (9)  Opinion and Consent of Myles R. Tashman (1)

    (10)  (a) Consent of Sutherland Asbill & Brennan LLP
          (b) Consent of Ernst & Young LLP, Independent Auditors
          (c) Consent of Myles R. Tashman

    (11) Not applicable

    (12) Not applicable

    (13) Schedule of Performance Data (1)

    (14) Not applicable

    (15) Powers of Attorney

    (16) Subsidiaries of ING Groep N.V.(4)

(1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File No. 333-28755).

(2) Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on February 12, 1998 (File No. 333-28755).

(3) Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 30, 1998 (File No. 333-28755).

(4) Incorporated herein by reference to Post-Effective Amendment No. 5 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File No. 333-28755).

(5) Incorporated herein by reference to Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 24, 1999 (File No. 333-28755).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                             Principal                 Positions and Offices
Name                      Business Address             with Depositor

Barnett Chernow          Golden American Life Ins. Co. President and
                         1475 Dunwoody Drive           Director
                         West Chester, PA  19380

R. Brock Armstrong       Equitable of Iowa Companies   Director
                         909 Locust Street
                         Des Moines, IA  50309

Michael W. Cunningham    ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Linda B. Emory           ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Phillip R. Lowery        ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Myles R. Tashman         Golden American Life Ins. Co. Director, Executive
                         1475 Dunwoody Drive           Vice President, General
                         West Chester, PA  19380       Counsel and Secretary

James R. McInnis         Golden American Life Ins. Co. Executive Vice President
                         1475 Dunwoody Drive           and Chief Marketing
                         West Chester, PA  19380       Officer

Stephen J. Preston       Golden American Life Ins. Co. Executive Vice President
                         1475 Dunwoody Drive           and Chief Actuary
                         West Chester, PA  19380

Steven G. Mandel         Golden American Life Ins. Co. Senior Vice President and
                         1475 Dunwoody Drive           Chief Information Officer
                         West Chester, PA  19380

Ronald R. Blasdell       Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive
                         West Chester, PA  19380

E. Robert Koster         Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive           and Chief Financial
                         West Chester, PA  19380       Officer

David L. Jacobson        Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive           and Assistant Secretary
                         West Chester, PA  19380

William L. Lowe          Equitable of Iowa Companies   Senior Vice President,
                         909 Locust Street             Sales & Marketing
                         Des Moines, IA  50309

Gary F. Haynes           Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive
                         West Chester, PA  19380

Patricia M. Corbett      Equitable of Iowa Companies   Treasurer & Assistant
                         909 Locust Street             Vice President
                         Des Moines, IA  50309

Lawrence W. Porter, M.D. Equitable of Iowa Companies   Medical Director
                         909 Locust Street
                         Des Moines, IA  50309

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor owns 100% of the stock of a New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose for the formation of First Golden is to offer variable products in the state of New York.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep N.V. The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

The subsidiaries of ING Groep N.V. are included as Exhibit 16.

Item 27:  Number of Contractowners

As of November 30, 1999, there are 32,545 qualified contract owners and 55,440 non-qualified contract owners in Golden American's Separate Account B.

ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, First Golden American Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and The GCG Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
-------------------            ---------------------

James R. McInnis               President

Barnett Chernow                Director and Executive Vice President

Myles R. Tashman               Director, Executive Vice President,
                               Secretary and General Counsel

R. Lawrence Roth               Director
VESTAX Capital Corporation
1931 Georgetown Road
Hudeson, OH 44236

Stephen J. Preston             Senior Vice President

Jodie Schult                   Treasurer
Equitable of Iowa Companies
909 Locust Street
Des Moines, IA 50309

David L. Jacobson              Senior Vice President


(c)
                     1998 Net
      Name of      Underwriting     Compensation
     Principal     Discounts and         on         Brokerage
    Underwriter    Commissions       Redemption    Commissions    Compensation
    -----------    -----------       ----------    -----------    ------------
       DSI         $115,716,000          $0            $0              $0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, PA 19380 and by Equitable Life Insurance Company of Iowa, an affiliate, at 909 Locust Street, Des Moines, IA 50309.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf in the City of West Chester, and Commonwealth of Pennsylvania, on the 2nd day of December, 1999.

                                     SEPARATE ACCOUNT B
                                      (Registrant)

                                By:  GOLDEN AMERICAN LIFE
                                     INSURANCE COMPANY
                                     (Depositor)

                                By:
                                     --------------------
                                     Barnett Chernow*
                                     President

Attest: /s/ Marilyn Talman
        ------------------------
         Marilyn Talman
         Vice President, Associate General Counsel
         and Assistant Secretary of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on December 2, 1999.

Signature                          Title

                              President and Director
--------------------          of Depositor
Barnett Chernow*


                              Senior Vice President,
--------------------          Chief Financial Officer
E. Robert Koster*


                DIRECTORS OF DEPOSITOR

-----------------------
Myles R. Tashman*

-----------------------
R. Brock Armstrong*

-----------------------
Michael W. Cunningham*

-----------------------
Linda B. Emory*

-----------------------
Phillip R. Lowery*


       By: /s/ Marilyn Talman     Attorney-in-Fact
           -----------------------
           Marilyn Talman
_______________________
*Executed by Marilyn Talman on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX

ITEM      EXHIBIT                                                PAGE #
4(g)      Minimum Guaranteed Accumulation Benefit Rider         EX-99.B4G

4(h)      Minimum Guaranteed Income Benefit Rider               EX-99.B4H

4(i)      Minimum Guaranteed Withdrawal Benefit Rider           EX-99.B4I

4(j)      Death Benefit Endorsement No.1 (7% Solution Enhanced) EX-99.B4J

4(k)      Death Benefit Endorsement No.2 (Ratchet Enhanced)     EX-99.B4K

4(l)      Death Benefit Endorsement No.3 (Standard)             EX-99.B4L

4(m)      Death Benefit Endorsement No.4 (Combination Enhanced) EX-99.B4M

5(a)      Individual Deferred Combination Variable              EX-99.B5A

5(b)      Group Deferred Combination Variable and               EX-99.B5B
            Fixed Annuity Enrollment Form

5(c)      Individual Deferred Variable Annuity Application      EX-99.B5C

10(a)     Consent of Sutherland Asbill & Brennan LLP            EX-99.B10A

10(b)     Consent of Ernst & Young LLP, Independent Auditors    EX-99.B10B

10(c)     Consent of Myles R. Tashman, Esq.                     EX-99.B10C

15        Powers of Attorney                                    EX-99.B15